SEMI-ANNUAL REPORT
================================================================================
                        COLLEGE RETIREMENT EQUITIES FUND
                                  STOCK ACCOUNT
                        FINANCIAL STATEMENTS (UNAUDITED)
                                    INCLUDING
                            STATEMENT OF INVESTMENTS
                                  JUNE 30, 1998

















--------------------------------------------------------------------------------
As  required  by  the  Investment   Company  Act  of  1940,  CREF  provides  its
participants with this semi-annual report of the financial condition and portfolio holdings of the Stock Account. CREF also provides a semi-annual report to participants in the seven other CREF accounts. Annual reports are also provided each year toward the end of February.
--------------------------------------------------------------------------------

                                                                            CREF
                                                                          [LOGO]

                        COLLEGE RETIREMENT EQUITIES FUND


                                  STOCK ACCOUNT
                     INDEX TO UNAUDITED FINANCIAL STATEMENTS

                                  JUNE 30, 1998
--------------------------------------------------------------------------------

                                                                            Page
                                                                            ----
Statement of Assets and Liabilities .......................................    2
Statement of Operations ...................................................    3
Statements of Changes in Net Assets .......................................    4
Notes to Financial Statements .............................................    5
Statement of Investments ..................................................   10

                        COLLEGE RETIREMENT EQUITIES FUND

                                  STOCK ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

                                  JUNE 30, 1998
           (amounts in thousands, except per accumulation unit amount)

ASSETS
  Portfolio investments, at cost...........................................................        $  67,459,599
  Net unrealized appreciation of portfolio investments.....................................           49,656,488
                                                                                                   -------------
  Portfolio investments, at value..........................................................          117,116,087
  Cash.....................................................................................               57,950
  Dividends and interest receivable........................................................              180,053
  Receivable from securities transactions..................................................              426,550
  Amounts due from TIAA....................................................................               18,066
                                                                                                   -------------
                                                                               TOTAL ASSETS          117,798,706
                                                                                                   -------------
LIABILITIES
  Deposits for securities loaned--Note 4...................................................            4,889,762
  Payable for securities transactions......................................................              462,837
                                                                                                   -------------
                                                                          TOTAL LIABILITIES            5,352,599
                                                                                                   -------------
NET ASSETS
  Accumulation Fund........................................................................           93,019,149
  Annuity Fund.............................................................................           19,426,958
                                                                                                   -------------
                                                                           TOTAL NET ASSETS        $ 112,446,107
                                                                                                   =============
THOUSANDS OF ACCUMULATION UNITS OUTSTANDING--Notes 5 and 6.................................              586,220
                                                                                                        ========
NET ASSET VALUE, PER ACCUMULATION UNIT--Note 5.............................................             $ 158.68
                                                                                                        ========


                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND

                                  STOCK ACCOUNT

                       STATEMENT OF OPERATIONS (UNAUDITED)

                         SIX MONTHS ENDED JUNE 30, 1998
                             (amounts in thousands)

INVESTMENT INCOME
Income:
  Interest.................................................................................       $      47,135
  Dividends................................................................................             846,990
                                                                                                  -------------
                                                                               TOTAL INCOME             894,125
                                                                                                  -------------
Expenses--Note 3:
  Investment...............................................................................              53,801
  Operating................................................................................             131,168
                                                                                                  -------------
                                                                             TOTAL EXPENSES             184,969
                                                                                                  -------------
                                                                     INVESTMENT INCOME--NET             709,156
                                                                                                  -------------
REALIZED AND UNREALIZED GAIN ON TOTAL
  INVESTMENTS--Note 4
    Net realized gain (loss) on:
      Portfolio investments................................................................           7,329,922
      Foreign currency transactions........................................................              (7,515)
                                                                                                  -------------
                                                                          Net realized gain           7,322,407
                                                                                                  -------------
    Net change in unrealized appreciation on:
      Portfolio investments................................................................           6,757,211
      Translation of assets (other than portfolio investments)
        and liabilities denominated in foreign currencies..................................                 421
                                                                                                  -------------
                                                      Net change in unrealized appreciation           6,757,632
                                                                                                  -------------
                                      NET REALIZED AND UNREALIZED GAIN ON TOTAL INVESTMENTS          14,080,039
                                                                                                  -------------
                                       NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       $  14,789,195
                                                                                                  =============


                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND

                                  STOCK ACCOUNT

                       STATEMENTS OF CHANGES IN NET ASSETS
                             (amounts in thousands)

                                                                               SIX MONTHS         YEAR ENDED
                                                                                  ENDED          DECEMBER 31,
                                                                              JUNE 30, 1998          1997
                                                                              -------------       -------------
                                                                              (UNAUDITED)
FROM OPERATIONS
  Investment income--net...............................................        $    709,156        $ 1,417,042
  Net realized gain on total investments...............................           7,322,407          8,253,175
  Net change in unrealized appreciation
    on total investments...............................................           6,757,632         11,432,448
                                                                               ------------        -----------
                                             NET INCREASE IN NET ASSETS
                                              RESULTING FROM OPERATIONS          14,789,195         21,102,665
                                                                               ------------        -----------
FROM PARTICIPANT TRANSACTIONS
  Premiums.............................................................           1,394,189          2,507,501
                                                                               ------------        -----------
  Disbursements and transfers:
    Net transfers to TIAA..............................................             488,299            742,005
    Net transfers to other CREF Accounts...............................           1,180,950          1,916,205
    Annuity payments...................................................             728,673          1,294,165
    Withdrawals and repurchases........................................             807,288          1,305,554
    Death benefits.....................................................              81,469            149,280
                                                                               ------------        -----------
                                 TOTAL DISBURSEMENTS AND TRANSFERS, NET           3,286,679          5,407,209
                                                                               ------------        -----------
                                   NET DECREASE IN NET ASSETS RESULTING
                                          FROM PARTICIPANT TRANSACTIONS          (1,892,490)        (2,899,708)
                                                                               ------------        -----------
                                             NET INCREASE IN NET ASSETS          12,896,705         18,202,957

NET ASSETS
  Beginning of year....................................................          99,549,402         81,346,445
                                                                               ------------        -----------
  End of period........................................................        $112,446,107        $99,549,402
                                                                               ============        ===========


                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND

                                  STOCK ACCOUNT

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


NOTE 1--ORGANIZATION

College Retirement Equities Fund ("CREF") was formed to aid and strengthen nonprofit educational and research organizations by providing their employees with variable retirement benefits.

CREF is registered with the Securities and Exchange Commission ("Commission") under the Investment Company Act of 1940 as an open-end, diversified management investment company. It consists of eight investment portfolios. The accompanying financial statements are those of the Stock Account ("Account"), which invests primarily in equity securities. The seven other investment portfolios of CREF, which are not included in these financial statements, include the Money Market Account, which invests in money market instruments; the Bond Market Account, which invests in a broad range of fixed-income securities; the Social Choice Account, which invests in a diversified portfolio of equity and fixed-income securities while giving special consideration to certain social criteria; the Global Equities Account, which invests in equity securities of foreign and domestic companies; the Growth Account, which invests in a diversified portfolio of equity securities that present opportunities for growth; the Equity Index Account, which invests in a diversified portfolio of equity securities selected to track the overall United States stock market; and the Inflation-Linked Bond Account, which invests primarily in inflation-indexed bonds.

TIAA-CREF Investment Management, LLC ("Investment Management"), a subsidiary of Teachers Insurance and Annuity Association of America ("TIAA"), a companion organization, is registered with the Commission as an investment adviser and provides investment advisory services for the CREF Accounts pursuant to an Investment Management Services Agreement with CREF. TIAA-CREF Individual & Institutional Services, Inc. ("Services"), a subsidiary of TIAA, which is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc., provides administrative services for the CREF Accounts and performs distribution functions for CREF's certificates pursuant to a Principal Underwriting and Administrative Services Agreement with CREF. TIAA provides guarantees for the CREF Accounts for certain mortality and expense risks pursuant to an Immediate Annuity Purchase Rate Guarantee Agreement.


NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Account, which are in conformity with generally accepted accounting principles.

VALUATION OF INVESTMENTS: Securities listed or traded on any United States national securities exchange are valued at the last sales price as of the close of the principal securities exchange on which such securities are traded or, if there is no sale, at the mean of the last bid and asked prices on such exchange. Securities traded only in the over-the-counter market and quoted in the NASDAQ National Market System are valued at the last sales price, or at the mean of the last bid and asked prices if no sale is reported. All other over-the-counter securities are valued at the mean of the last bid and asked prices, except for bonds which are valued at the most recent bid price or the equivalent quoted yield of such bonds. Short-term money market instruments are stated at market value. Foreign investments are valued at the closing price in the principal market where they are traded; local currencies are converted into U.S. dollars as described below under Foreign Currency Transactions and Translation. Stock index futures and options which are traded on commodities exchanges are valued at the last sale price as of the close of such commodities exchanges. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Finance Committee of the Board of Trustees and in accordance with the responsibilities of the Board as a whole.

ACCOUNTING FOR INVESTMENTS: Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Interest income is recorded as earned and, for short-term money market instruments, includes accrual of discount and amortization of premium. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon as the Account is informed of the ex-dividend date. Realized gains and losses on security transactions are accounted for on the average cost basis.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION: Foreign investments, bank deposits and forward foreign currency contracts are valued in U.S. dollars, based on the exchange rate at the end of the period. Investments traded in foreign currencies are translated at exchange rates prevailing on the respective dates traded. Income is translated at approximate rates prevailing when earned. Asset and liability accounts that are denominated in a foreign currency are translated at the prevailing exchange rate at the end of the period. The cumulative impact of changes in foreign exchange

                        COLLEGE RETIREMENT EQUITIES FUND

                                  STOCK ACCOUNT

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONTINUED)


NOTE 2--SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)

rates on portfolio investments sold during the period is reflected in the net realized gain (loss) on portfolio investments. The cumulative impact of changes in foreign exchange rates on portfolio investments held at the end of the period is reflected in the net change in unrealized appreciation (depreciation) on portfolio investments. Currency gains and losses arising from the settlement of forward foreign currency contracts, changes in exchange rates between the trade and settlement dates of portfolio investment transactions, and changes in exchange rates between the accrual and receipt dates for dividend and interest income are recorded as net realized gains (losses) on foreign currency transactions. For assets other than portfolio investments and liabilities, changes in foreign exchange rates are reflected in the net change in unrealized appreciation (depreciation) on translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies.

SECURITIES LENDING: The Account has a program to lend portfolio securities to qualified institutions. Such loans are secured by collateral at least equal to 102% of the market value of the securities loaned for United States securities and 105% of the market value of securities loaned for foreign securities. The Account continues to receive income on the securities loaned and receives additional income from the lending transaction. Additionally, any change in the market value of the securities loaned is recognized by the Account. Although each transaction is collateralized, the Account would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

COVERED CALL OPTIONS WRITTEN: The Account writes (sells) covered call options to provide protection against adverse movements in the price of securities in the portfolio. When an option is written, an amount equal to the premium received is recorded as a liability; the liability is adjusted on a daily basis to the current market price of the option written and an unrealized gain or loss is recorded. Premiums received from writing options which expire unexercised are recognized as realized gains from option transactions on the expiration date. Premiums received from writing options which are exercised are added to the proceeds from the sale of the underlying securities in recognizing the net realized gain or loss on portfolio investments. In writing options, it is assumed that the option may be exercised at any time prior to the expiration of the Account's obligation as a writer, and that in such circumstances the net proceeds of the sale of the underlying securities pursuant to the call option may be below the prevailing market value.

FUTURES CONTRACTS: The Account purchases futures contracts for the purpose of acquiring a position in a security or group of securities which it intends to purchase at a later date, or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. The Account sells futures contracts for the purpose of offsetting changes in market value while withdrawing from a specific market. A financial futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses from futures transactions by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading.

Variation margin payments are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, a realized gain or loss from futures transactions is recorded, equal to the net variation margin received or paid over the period of the contract. The contractual amounts under futures contracts reflect the extent of the Account's exposure to off-balance sheet risk. The credit risk to such contracts is limited to the failure of the exchange or board of trade which acts as the counterparty to the Account's futures transactions.

FORWARD FOREIGN CURRENCY CONTRACTS: The Account enters into forward foreign currency contracts to purchase or sell foreign currency to accommodate foreign investment transactions. Forward foreign currency contracts are "marked-to-market" at the end of each day's trading. Daily changes in the value of such contracts are reflected in the net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies. When the contract is closed, payment is received or made and a realized gain or loss on foreign currency transactions is recognized, equal to the difference between the cost of the closing transaction and the basis in the contract. The Account may also enter into a forward foreign currency contract to offset an existing contract. Forward foreign currency contracts are entered into directly with a counterparty and the Account is exposed to the risk of default of such counterparty. The maximum potential loss from such risk is the aggregate face value in U.S. dollars at the time the contract is opened. There is no daily margin requirement for such contracts.

                        COLLEGE RETIREMENT EQUITIES FUND

                                  STOCK ACCOUNT

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONTINUED)


NOTE 2--SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS: The Account may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Account to the risk that the transaction may not be consummated.

RESTRICTED SECURITIES: Restricted securities held by the Account may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

FEDERAL INCOME TAXES: CREF is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("Code"), not as a regulated investment company under Subchapter M of the Code. CREF should incur no material federal income tax liability. Under the rules of taxation applicable to life insurance companies, CREF's Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible.


NOTE 3--MANAGEMENT AGREEMENTS

Through management agreements with each company, Investment Management and Services provide services necessary for the operation of CREF's Accounts. Such services are provided at cost in accordance with an Investment Management Services Agreement between CREF and Investment Management, and in accordance with a Principal Underwriting and Administrative Services Agreement between CREF and Services (see Note 1). Investment Management and Services receive management fee payments from the CREF Accounts on a daily basis according to formulas established each year with the objective of keeping the management fees as close as possible to each Account's actual expenses. Any differences between actual expenses and the management fees are adjusted quarterly.


NOTE 4--INVESTMENTS

At June 30, 1998, the value of securities loaned was $7,308,360,434 and collateral received in connection therewith was comprised of cash of $4,889,762,095 letters of credit of $2,145,151,878 and United States government securities amounting to $506,144,558.

At June 30, 1998, net unrealized appreciation of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:


Gross unrealized appreciation
 of portfolio investments....................................    $51,952,177,686
Gross unrealized depreciation
 of portfolio investments....................................      2,295,689,874
                                                                 ---------------
         NET UNREALIZED APPRECIATION OF PORTFOLIO INVESTMENTS    $49,656,487,812
                                                                 ===============


Companies in which the Account held 5% or more of the outstanding voting shares are defined as "affiliated" in the Investment Company Act of 1940. At June 30, 1998, the total value of investments in affiliated companies was $572,211,831. For the six months ended June 30, 1998, total dividend income and the net realized loss relating to such investments were $4,329,118 and $271,758, respectively.

Purchases and sales of portfolio securities, other than short-term money market instruments, for the six months ended June 30, 1998, were as follows:

     Purchases:
       Unaffiliated issuers..................................    $19,514,807,733
       Affiliated issuers....................................         92,110,194
                                                                 ---------------
                                              TOTAL PURCHASES    $19,606,917,927
                                                                 ===============
     Sales:
       Unaffiliated issuers..................................    $20,031,871,512
       Affiliated issuers....................................         58,356,103
                                                                 ---------------
                                                  TOTAL SALES    $20,090,227,615
                                                                 ===============

                        COLLEGE RETIREMENT EQUITIES FUND

                                  STOCK ACCOUNT

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONTINUED)



NOTE 5--CONDENSED FINANCIAL INFORMATION

Selected condensed financial information for an Accumulation Unit of the Account is presented below.



                                        SIX MONTHS
                                           ENDED                  FOR THE YEARS ENDED DECEMBER 31,
                                                        -----------------------------------------------------
                                      JUNE 30,1998(1)    1997       1996        1995        1994        1993
                                      ---------------   ------     ------      ------      ------      ------
                                        (UNAUDITED)
Per Accumulation Unit Data:
  Investment income....................    $ 1.252      $ 2.317    $ 2.114    $ 1.885      $ 1.699     $ 1.606
  Expenses.............................       .259         .387       .304       .271         .223        .210
                                          --------     --------   --------    -------      -------     -------
  Investment income--net..............        .993        1.930      1.810      1.614        1.476       1.396
  Net realized and unrealized
    gain (loss) on investments.........     19.666       26.864     15.953     19.984       (1.557)      7.139
                                          --------     --------   --------    -------      -------     -------
  Net increase (decrease) in
    Accumulation Unit Value............     20.659       28.794     17.763     21.598        (.081)      8.535
  Accumulation Unit Value:
    Beginning of year..................    138.017      109.223     91.460     69.862       69.943      61.408
                                          --------     --------   --------    -------      -------     -------
    End of period......................   $158.676     $138.017   $109.223    $91.460      $69.862     $69.943
                                          ========     ========   ========    =======      =======     =======

Total return...........................     14.97%       26.36%     19.42%     30.92%       (0.12%)     13.90%
Ratios to Average Net Assets:
  Expenses.............................      0.17%        0.31%      0.31%      0.34%        0.32%       0.32%
  Investment income--net...............      0.66%        1.55%      1.82%      2.00%        2.11%       2.14%
Portfolio turnover rate................     18.45%       23.25%     19.57%     16.25%       18.77%      22.93%
Thousands of Accumulation Units
  outstanding at end of period.........    586,220      597,531    620,498    632,803      637,435     642,528

(1) The percentages shown for this period are not annualized.

NOTE 6--ACCUMULATION UNITS

Changes in the number of Accumulation Units outstanding were as follows:

                                                                          SIX MONTHS ENDED        YEAR ENDED
                                                                            JUNE 30, 1998      DECEMBER 31, 1997
                                                                            ------------       ----------------
                                                                             (UNAUDITED)
Accumulation Units:
  Credited for premiums...................................................      9,246,316          20,134,412
  Cancelled for transfers, disbursements and
    amounts applied to the Annuity Fund...................................    (20,557,974)        (43,101,543)
  Outstanding:
    Beginning of year.....................................................    597,531,204         620,498,335
                                                                              -----------         -----------
    End of period.........................................................    586,219,546         597,531,204
                                                                              ===========         ===========

                        COLLEGE RETIREMENT EQUITIES FUND

                                  STOCK ACCOUNT

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONTINUED)


NOTE 7--LINE OF CREDIT

The Stock, Social Choice, Global Equities, Growth, Equity Index and Inflation-Linked Bond Accounts share in a $2 billion unsecured revolving credit facility for temporary or emergency purposes, including, without limitation, the funding of participant redemptions that otherwise might require the untimely disposition of securities. An annual commitment fee is charged for this facility, which is allocated among the participating Accounts. Interest associated with any borrowing under the credit facility will be charged to the borrowing Accounts at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. For the six months ended June 30, 1998, there were no borrowings under the line of credit.

                        COLLEGE RETIREMENT EQUITIES FUND
               STATEMENT OF INVESTMENTS--STOCK ACCOUNT (UNAUDITED)
                                  JUNE 30, 1998

                               SUMMARY BY INDUSTRY
                                      (000)
                                                          VALUE        %
                                                      -----------   ------

BONDS
 CORPORATE BONDS
  AMUSEMENT AND RECREATION SERVICES ................  $        20     0.00%
  BUSINESS SERVICES ................................          581     0.00
  COMMUNICATIONS ...................................        8,895     0.01
  DEPOSITORY INSTITUTIONS ..........................          461     0.00
  ELECTRIC, GAS, AND SANITARY SERVICES .............        4,845     0.01
  ELECTRONIC AND OTHER ELECTRIC EQUIPMENT ..........       10,744     0.01
  HOLDING AND OTHER INVESTMENT OFFICES .............          131     0.00
  INSURANCE CARRIERS ...............................           36     0.00
  REAL ESTATE ......................................          554     0.00
  SECURITY AND COMMODITY BROKERS ...................       10,679     0.01
  TRANSPORTATION EQUIPMENT .........................          334     0.00
  TRUCKING AND WAREHOUSING .........................        3,552     0.00
  WHOLESALE TRADE-DURABLE GOODS ....................          124     0.00
                                                      -----------   ------
 TOTAL CORPORATE BONDS
   (COST $35,703) ..................................       40,956     0.04
                                                      -----------   ------
 GOVERNMENT BONDS
   GOVERNMENT BONDS ................................          374     0.00
                                                      -----------   ------
 TOTAL GOVERNMENT BONDS
   (COST $381) .....................................          374     0.00
                                                      -----------   ------
TOTAL BONDS
   (COST $36,084) ..................................       41,330     0.04
                                                      -----------   ------
 PREFERRED STOCK
  AGRICULTURAL PRODUCTION--LIVESTOCK ...............           60     0.00
  APPAREL AND OTHER TEXTILE
   PRODUCTS ........................................          711     0.00
  BUILDING MATERIALS AND
   GARDEN SUPPLIES .................................          357     0.00
  BUSINESS SERVICES ................................       62,506     0.06
  CHEMICALS AND ALLIED PRODUCTS ....................        9,429     0.01
  COMMUNICATIONS ...................................       20,762     0.02
  DEPOSITORY INSTITUTIONS ..........................        4,626     0.00
  ELECTRIC, GAS, AND SANITARY SERVICES .............       15,784     0.02
  FOOD AND KINDRED PRODUCTS ........................        1,080     0.00
  GENERAL BUILDING CONTRACTORS .....................          276     0.00
  HEALTH SERVICES ..................................           58     0.00
  HOLDING AND OTHER INVESTMENT OFFICES .............          726     0.00
  INDUSTRIAL MACHINERY AND
   EQUIPMENT .......................................          471     0.00
  INSTRUMENTS AND RELATED PRODUCTS .................           53     0.00
  INSURANCE AGENTS, BROKERS AND
   SERVICE .........................................        7,313     0.01
  INSURANCE CARRIERS ...............................        8,973     0.01
  METAL MINING .....................................        1,303     0.00
  MOTION PICTURES ..................................       15,735     0.01
  OIL AND GAS EXTRACTION ...........................        1,929     0.00
  PAPER AND ALLIED PRODUCTS ........................            6     0.00
  PRIMARY METAL INDUSTRIES .........................          353     0.00
  PRINTING AND PUBLISHING ..........................       25,467     0.02
  RUBBER AND MISCELLANEOUS
   PLASTIC PRODUCTS ................................        5,556     0.01
  TRANSPORTATION EQUIPMENT .........................        3,732     0.00
                                                      -----------   ------
TOTAL PREFERRED STOCK
   (COST $91,535) ..................................      187,266     0.17
                                                      -----------   ------
 COMMON STOCK
  AGRICULTURAL PRODUCTION--CROPS ...................       56,324     0.05
  AGRICULTURAL SERVICES ............................        7,522     0.01
  AMUSEMENT AND RECREATION SERVICES ................      252,318     0.22
  APPAREL AND ACCESSORY STORES .....................      531,868     0.47
  APPAREL AND OTHER TEXTILE PRODUCTS ...............      275,174     0.24
  AUTO REPAIR, SERVICES AND PARKING ................       49,316     0.04
  AUTOMOTIVE DEALERS AND
   SERVICE STATIONS ................................      107,849     0.10
  BUILDING MATERIALS AND
   GARDEN SUPPLIES .................................      572,578     0.51
  BUSINESS SERVICES ................................    5,472,672     4.87
  CHEMICALS AND ALLIED PRODUCTS ....................   13,322,615    11.85
  COAL MINING ......................................        7,434     0.01
  COMMUNICATIONS ...................................   11,423,115    10.16
  DEPOSITORY INSTITUTIONS ..........................   11,696,027    10.40
  EATING AND DRINKING PLACES .......................      686,916     0.61
  EDUCATIONAL SERVICES .............................       36,097     0.03
  ELECTRIC, GAS, AND SANITARY SERVICES .............    4,197,549     3.73
  ELECTRONIC AND OTHER ELECTRIC
   EQUIPMENT .......................................    8,168,505     7.26
  ENGINEERING AND MANAGEMENT SERVICES ..............      350,020     0.31
  FABRICATED METAL PRODUCTS ........................    1,263,794     1.12
  FOOD AND KINDRED PRODUCTS ........................    5,369,315     4.78
  FOOD STORES ......................................      677,998     0.60
  FORESTRY .........................................        2,828     0.00
  FURNITURE AND FIXTURES ...........................       94,467     0.08
  FURNITURE AND HOMEFURNISHING
   STORES ..........................................      201,858     0.18
  GENERAL BUILDING CONTRACTORS .....................      410,696     0.37
  GENERAL MERCHANDISE STORES .......................    2,284,349     2.03
  HEALTH SERVICES ..................................      806,376     0.72
  HEAVY CONSTRUCTION, EXCEPT BUILDING ..............      121,304     0.11
  HOLDING AND OTHER
   INVESTMENT OFFICES ..............................    1,374,268     1.22
  HOTELS AND OTHER LODGING PLACES ..................      321,384     0.29
  INDUSTRIAL MACHINERY AND EQUIPMENT ...............    6,179,395     5.50
  INSTRUMENTS AND RELATED PRODUCTS .................    2,452,135     2.18
  INSURANCE AGENTS, BROKERS
   AND SERVICE .....................................      403,589     0.36
  INSURANCE CARRIERS ...............................    4,997,800     4.44
  LEATHER AND LEATHER PRODUCTS .....................       65,501     0.06
  LEGAL SERVICES ...................................        2,058     0.00
  LOCAL AND INTERURBAN PASSENGER
   TRANSIT .........................................       89,109     0.08
  LUMBER AND WOOD PRODUCTS .........................      332,222     0.30
  METAL MINING .....................................      298,397     0.27
  MISCELLANEOUS MANUFACTURING
   INDUSTRIES ......................................    1,263,526     1.12
  MISCELLANEOUS RETAIL .............................    1,068,187     0.95
  MOTION PICTURES ..................................      589,538     0.52
  NONDEPOSITORY INSTITUTIONS .......................    2,586,572     2.30
  NONMETALLIC MINERALS, EXCEPT FUELS ...............       72,079     0.06
  OIL AND GAS EXTRACTION ...........................    4,093,475     3.64
  PAPER AND ALLIED PRODUCTS ........................      867,845     0.77
  PERSONAL SERVICES ................................      162,826     0.15
  PETROLEUM AND COAL PRODUCTS ......................    2,510,997     2.23
  PIPELINES, EXCEPT NATURAL GAS ....................        2,027     0.00

                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
               STATEMENT OF INVESTMENTS--STOCK ACCOUNT (UNAUDITED)
                                  JUNE 30, 1998

                         SUMMARY BY INDUSTRY (CONTINUED)
                                      (000)
                                                          VALUE        %
                                                     ------------   ------


  PRIMARY METAL INDUSTRIES ......................... $    778,667     0.69%
  PRINTING AND PUBLISHING ..........................    1,412,323     1.26
  RAILROAD TRANSPORTATION ..........................      530,654     0.47
  REAL ESTATE ......................................      303,742     0.27
  RUBBER AND MISCELLANEOUS PLASTIC
    PRODUCTS .......................................      858,944     0.76
  SECURITY AND COMMODITY BROKERS ...................    1,328,075     1.18
  SOCIAL SERVICES ..................................        3,220     0.00
  SPECIAL TRADE CONTRACTORS ........................       18,014     0.02
  STONE, CLAY, AND GLASS PRODUCTS ..................      463,206     0.41
  TEXTILE MILL PRODUCTS ............................      168,925     0.15
  TOBACCO PRODUCTS .................................      939,365     0.84
  TRANSPORTATION BY AIR ............................      727,016     0.65
  TRANSPORTATION EQUIPMENT .........................    4,051,756     3.60
  TRANSPORTATION SERVICES ..........................      144,600     0.13
  TRUCKING AND WAREHOUSING .........................       95,948     0.09
  WATER TRANSPORTATION .............................      125,799     0.11
  WHOLESALE TRADE--DURABLE GOODS ...................      210,894     0.19
  WHOLESALE TRADE--NONDURABLE GOODS ................      781,679     0.70
                                                     ------------   ------
TOTAL COMMON STOCK
   (COST $61,565,907) ..............................  111,122,641    98.82
                                                     ------------   ------


SHORT TERM INVESTMENTS
  BANK NOTES .......................................      130,016     0.12
  BANKERS ACCEPTANCES ..............................        6,841     0.00
  CERTIFICATES OF DEPOSIT ..........................      496,799     0.44
  COMMERCIAL PAPER .................................    3,520,009     3.13
  MEDIUM TERM BONDS ................................       17,623     0.02
  U.S. GOVERNMENT & AGENCIES .......................    1,071,181     0.95
  VARIABLE RATE NOTES ..............................      522,381     0.46
                                                     ------------   ------
TOTAL SHORT TERM INVESTMENTS
   (COST $5,766,073) ...............................    5,764,850     5.12
                                                     ------------   ------
TOTAL PORTFOLIO
   (COST $67,459,599) ..............................  117,116,087   104.15
     OTHER ASSETS & LIABILITIES, NET ...............   (4,669,980)   (4.15)
                                                     ------------   ------
NET ASSETS ......................................... $112,446,107   100.00%
                                                     ============   ======

                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
               STATEMENT OF INVESTMENTS--STOCK ACCOUNT (UNAUDITED)
                                  JUNE 30, 1998

                               SUMMARY BY COUNTRY
                                      (000)

                                                          VALUE        %
                                                     ------------   ------

DOMESTIC
  UNITED STATES .................................... $ 91,575,053    78.19%
                                                     ------------   ------
  TOTAL DOMESTIC ...................................   91,575,053    78.19
                                                     ------------   ------
FOREIGN:
  ARGENTINA ........................................       17,463     0.02
  AUSTRALIA ........................................      491,283     0.42
  AUSTRIA ..........................................       36,025     0.03
  BELGIUM ..........................................      248,474     0.21
  BRAZIL ...........................................       22,986     0.02
  CANADA ...........................................      791,916     0.68
  CHILE ............................................       55,209     0.05
  CHINA ............................................       16,585     0.01
  DENMARK ..........................................      125,049     0.11
  FINLAND ..........................................      220,033     0.19
  FRANCE ...........................................    1,892,628     1.62
  GERMANY ..........................................    2,051,396     1.75
  GREECE ...........................................        2,905     0.00
  HONG KONG ........................................      212,002     0.18
  HUNGARY ..........................................        6,328     0.01
  INDIA ............................................        2,930     0.00
  IRELAND ..........................................       88,227     0.08
  ITALY ............................................    1,346,656     1.15
  JAPAN ............................................    3,435,002     2.93
  KOREA ............................................        1,388     0.00
  LUXEMBOURG .......................................       15,017     0.01
  MALAYSIA .........................................       35,336     0.03
  MEXICO ...........................................        8,145     0.01
  NETHERLANDS ......................................    1,308,282     1.12
  NEW ZEALAND ......................................       49,734     0.04
  NORWAY ...........................................      115,135     0.10
  PHILIPPINES ......................................          112     0.00
  PORTUGAL .........................................      108,133     0.09
  SINGAPORE ........................................       50,797     0.04
  SOUTH AFRICA .....................................       21,826     0.02
  SPAIN ............................................      727,031     0.62
  SWEDEN ...........................................      706,143     0.60
  SWITZERLAND ......................................    1,454,602     1.24
  UNITED KINGDOM ...................................    4,109,777     3.51
  ZIMBABWE .........................................        1,629     0.00
                                                     ------------   ------
TOTAL FOREIGN ......................................   19,776,184    16.89
TOTAL SHORT TERM ...................................    5,764,850     4.92
                                                     ------------   ------
TOTAL PORTFOLIO .................................... $117,116,087   100.00%
                                                     ============   ======

                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
               STATEMENT OF INVESTMENTS--STOCK ACCOUNT (UNAUDITED)
                                  JUNE 30, 1998

                                                                         VALUE
    PRINCIPAL                                                            (000)
    ---------                                                        -----------

             BONDS--0.04%
              CORPORATE BONDS--0.04%
               AMUSEMENT AND RECREATION
                SERVICES--0.00%
                MULTI PURPOSE ICULS
    307,000(1)   3.000%,12/31/02 ...............................     $        20

              BUSINESS SERVICES--0.00%
                SUEZ LYON DES EAUX
      1,812(2)   4.000%,01/01/06 ...............................             309
                VIGLEN TECHNOLOGY (CV LOAN STK)
     77,914(3)   #7.582%,01/01/00 ..............................             272
                                                                     -----------
                                                                             581
                                                                     -----------
              COMMUNICATIONS--0.01%
                VIACOM INTERNATIONAL, INC
                (SUB DEB)
  8,615,000      8.000%,07/07/06 ...............................           8,895
                                                                     -----------
              DEPOSITORY INSTITUTIONS--0.00%
                BANCA INTESA
    210,885(4)   3.150%,01/01/03 ...............................             416
                BANCA INTESA (RISP)
     16,220(4)   3.150%,01/01/03 ...............................              45
                                                                     -----------
                                                                             461
                                                                     -----------
              ELECTRIC, GAS, AND SANITARY
                SERVICES--0.01%
                WMX TECHNOLOGIES, INC
                (SUB CV NOTE)
  4,979,000      2.000%,01/24/05 ...............................           4,845
                                                                     -----------
              ELECTRONIC AND OTHER ELECTRIC
                EQUIPMENT--0.01%
                OLIVETTI S.P.A. CV
    255,000(4)   7.500%,01/01/99 ...............................             237
                SONY CORP
950,000,000(5)   1.400%,03/31/05 ...............................          10,507
                                                                     -----------
                                                                          10,744
                                                                     -----------
              HOLDING AND OTHER
                INVESTMENT OFFICES--0.00%
                BRIERLEY INVESTMENTS LTD CV NOTE
    129,875(6)   9.000%,06/30/98 ...............................              63
                VALUE REALISATION TR DEB
     24,621(3)   1.400%,09/30/06 ...............................              68
                                                                     -----------
                                                                             131
                                                                     -----------
              INSURANCE CARRIERS--0.00%
                LIBLIFE INTERNATIONAL CV
     35,000      6.500%,09/30/04 ...............................              36
                                                                     -----------
              REAL ESTATE--0.00%
                AXA S.A. CV
      4,722(2)   4.500%,01/01/99 ...............................             554
                                                                     -----------
              SECURITY AND COMMODITY
                BROKERS--0.01%
                MORGAN STANLEY DEAN WITTER
  5,987,000      0.000%,05/09/00 ...............................          10,679
                                                                     -----------
              TRANSPORTATION EQUIPMENT--0.00%
                DAIMLER BENZ (W/W)
        314(7)   4.125%,07/05/03 ...............................             334
                                                                     -----------

              TRUCKING AND WAREHOUSING--0.00%
                YAMATO TRANSPORT CV
340,000,000(5)   1.700%,09/30/02 ...............................           3,552
                                                                     -----------
              WHOLESALE TRADE-DURABLE GOODS--0.00%
                PREUSSAG AG. (W/W)
        126(7)   5.750%, 05/17/01 ..............................             124
                                                                     -----------
              TOTAL CORPORATE BONDS
               (COST $35,703) ..................................          40,956
                                                                     -----------
              GOVERNMENT BONDS--0.00%
               GOVERNMENT BONDS--0.00%
                U.S. TREASURY BOND
    325,000      11.750%,02/15/01 ..............................             374
                                                                     -----------
              TOTAL GOVERNMENT BONDS
               (COST $381) .....................................             374
                                                                     -----------
              TOTAL BONDS
               (COST $36,084) ..................................          41,330
                                                                     -----------
-----------
(1)  Denominated in Malaysian Ringets
(2)  Denominated in French Francs
(3)  Denominated in British Pounds
(4)  Denominated in Italian Lire
(5)  Denominated in Japanese Yen
(6)  Denominated in New Zealand Dollars
(7)  Denominated in German Deutsche Marks


   SHARES
   ------

             PREFERRED STOCK--0.17%
              AGRICULTURAL PRODUCTION--
               LIVESTOCK--0.00%
 48,044,045    PERDIAGO S.A ....................................              60
                                                                     -----------
              APPAREL AND OTHER TEXTILE
               PRODUCTS--0.00%
      4,500    ESCADA AG .......................................             711
                                                                     -----------
              BUILDING MATERIALS AND
               GARDEN SUPPLIES--0.00%
    521,000    CIM ITAU S.A ....................................              92
        679    DYCKERHOFF ZEMENTWERKE AG .......................             265
                                                                     -----------
                                                                             357
                                                                     -----------
              BUSINESS SERVICES--0.06%
     92,100    SAP AG ..........................................          62,506
                                                                     -----------
              CHEMICALS AND ALLIED
               PRODUCTS--0.01%
     43,000    HENKEL KGAA .....................................           4,252
  2,500,000  #oNETGENICS, INC CV SERIES D ......................           5,000
    212,000    SADIA CONCORDIA S.A .............................             132
         40    WELLA GROUP AG ..................................              45
                                                                     -----------
                                                                           9,429
                                                                     -----------
              COMMUNICATIONS--0.02%
    132,625    AIRTOUCH COMMUNICATIONS, INC
                CV (CLASS B) ...................................           6,399
     85,158    AIRTOUCH COMMUNICATIONS, INC
                CV (CLASS C) ...................................           7,026

                       See notes to financial statements.

                                                                         VALUE
   SHARES                                                                (000)
   ------                                                            -----------

              COMMUNICATIONS--(CONTINUED)
 66,267,124    TELEBRAS S.A ....................................     $     7,208
    550,635    TELESP S.A ......................................             129
                                                                     -----------
                                                                          20,762
                                                                     -----------
              DEPOSITORY INSTITUTIONS--0.00%
  3,252,000    BANCO ITAU S.A ..................................           1,856
     11,564    BANK AUSTRIA AG .................................             939
219,454,122    BRADESCO S.A ....................................           1,831
                                                                     -----------
                                                                           4,626
                                                                     -----------
              ELECTRIC, GAS, AND SANITARY
               SERVICES--0.02%
 38,848,207    CEMIG S.A .......................................           1,209
 23,122,930   oCENTRAIS GERADORAS BRASIL .......................              33
     45,614   oCIA PAULISTA DE FORCA & LUZ .....................               4
 23,122,930    ELECTROBRAS S.A. SERIES B .......................             696
  2,200,000    ELETROPAULO METROPOLITANA .......................             165
      5,000    HOUSTON INDUSTRIES, INC .........................             373
    311,470   oRHEIN-WESTFALEN ELECTRIC AG .....................          13,304
                                                                     -----------
                                                                          15,784
                                                                     -----------
              FOOD AND KINDRED PRODUCTS--0.00%
  1,734,924    BRAHMA S.A ......................................           1,080
                                                                     -----------
              GENERAL BUILDING CONTRACTORS--0.00%
      5,800   oBAU HOLDINGS AG .................................             276
                                                                     -----------
              HEALTH SERVICES--0.00%
      8,534   oMEDIQ, INC SERIES A .............................              58
                                                                     -----------
              HOLDING AND OTHER INVESTMENT
               OFFICES--0.00%
     18,432    KIMCO REALTY CORP SERIES D ......................             500
     11,020   oPRIME RETAIL, INC ...............................             226
                                                                     -----------
                                                                             726
                                                                     -----------
              INDUSTRIAL MACHINERY AND
               EQUIPMENT--0.00%
      1,050    FRIEDRICH-GROHE AG ..............................             355
     18,000    PIRELLI CABOS S.A ...............................              60
     25,800    PIRELLI PNEUS S.A ...............................              56
                                                                     -----------
                                                                             471
                                                                     -----------
              INSTRUMENTS AND RELATED
               PRODUCTS--0.00%
    816,100   oFRESENIUS MEDICAL CARE (CLASS D) ................              53
                                                                     -----------
              INSURANCE AGENTS, BROKERS AND
               SERVICE--0.01%
     15,000    MARSCHOLLER LAUT UND PARTNER ....................           7,313
                                                                     -----------
              INSURANCE CARRIERS--0.01%
    106,672    AETNA, INC (CLASS C) ............................           8,014
      8,400    AXA COLONIA KONZERN AG ..........................             849
     23,604    INTERNATIONALE NEDERLANDEN
                GROEP NV .......................................             110
                                                                     -----------
                                                                           8,973
                                                                     -----------
              METAL MINING--0.00%
     65,532   oVALE DO RIO DOCE NAVEGACAO S.A ..................           1,303
                                                                     -----------
              MOTION PICTURES--0.01%
    210,200    HARCOURT GENERAL, INC
                SERIES A .......................................          13,663
     40,000   oPROSIEBEN MEDIA AG ..............................           2,072
                                                                     -----------
                                                                          15,735
                                                                     -----------
              OIL AND GAS EXTRACTION--0.00%
 10,377,000    PETROBRAS S.A ...................................           1,929
                                                                     -----------
              PAPER AND ALLIED PRODUCTS--0.00%
      1,670    KONINKLIJKE NV ..................................               6
                                                                     -----------

              PRIMARY METAL INDUSTRIES--0.00%
  1,600,000    MET GERDAU S.A ..................................              51
     59,300    USINAS SIDERGIACAS DE MINAS GERAIS ..............             302
                                                                     -----------
                                                                             353
                                                                     -----------
              PRINTING AND PUBLISHING--0.02%
  3,594,646    NEWS CORP LTD ...................................          25,467
                                                                     -----------
              RUBBER AND MISCELLANEOUS
               PLASTIC PRODUCTS--0.01%
    132,287    SEALED AIR CORP (CLASS A) .......................           5,556
                                                                     -----------
              TRANSPORTATION EQUIPMENT--0.00%
        900   oMAN AG. (NON-VOTE) ..............................             243
     42,600   oRHEINMETALL AG ..................................           1,215
      3,300    VOLKSWAGENWERKE AG ..............................           2,274
                                                                     -----------
                                                                           3,732
                                                                     -----------
             TOTAL PREFERRED STOCK
               (COST $91,535) ..................................         187,266
                                                                     -----------
             COMMON STOCK--98.82%
              AGRICULTURAL PRODUCTION--
               CROPS--0.05%
     14,872   oAGRITOPE, INC ...................................              59
    376,900    DEKALB GENETICS CORP (CLASS B) ..................          35,664
        509    DELTA & PINE LAND CO ............................              23
     22,000    EBRO AGRICOLAS CIA S.A ..........................             560
    235,000   oHIPPO VALLEY ESTATES LTD ........................             127
    480,740    PIONEER-HI-BRED INTERNATIONAL, INC ..............          19,891
                                                                     -----------
                                                                          56,324
                                                                     -----------
              AGRICULTURAL SERVICES--0.01%
     59,100   oCADIZ LAND CO, INC ..............................             683
    198,259   oMYCOGEN CORP ....................................           4,764
    110,300   oVETERINARY CENTERS OF AMERICA, INC ..............           2,075
                                                                     -----------
                                                                           7,522
                                                                     -----------
              AMUSEMENT AND RECREATION
               SERVICES--0.22%
    109,900   oANCHOR GAMING CO ................................           8,531
    186,500   oARGOSY GAMING CORP ..............................             571
    169,366   oASCENT ENTERTAINMENT GROUP, INC .................           1,884
     87,950   oBALLY TOTAL FITNESS HOLDINGS CORP ...............           3,166
     33,900   oBOYD GAMING CORP ................................             195
  2,020,900    CARNIVAL CORP (CLASS A) .........................          80,078
    206,300   oCASINO MAGIC CORP ...............................             419
        900   oDOVER DOWNS ENTERTAINMENT, INC ..................              28
    525,928    EMI GROUP PLC ...................................           4,598
     52,200   oFLORIDA PANTHERS HOLDINGS, INC ..................           1,028
    849,591    GRANADA GROUP LTD (CLASS A) .....................          15,621
    219,900   oGRAND CASINOS, INC ..............................           3,683
  1,759,200   oHARRAHS ENTERTAINMENT, INC ......................          40,901
      1,600   oHOLLYWOOD PARK, INC .............................              20
    203,000    KONICA CORP .....................................             914
        640    KUONI REISEN HOLDING (REGD) (CLASS B) ...........           3,177
  8,765,002   oLADBROKE GROUP PLC ..............................          48,114
  1,324,950   oMAGNUM CORP BERHAD ..............................             492
     26,527   oMIRAGE RESORT, INC ..............................             565
        760    MOEVENPICK HOLDINGS (BR) ........................             377
     65,000    NINTENDO CO LTD .................................           6,018
    129,500   oPENN NATIONAL GAMING, INC .......................             979
    216,100   oPLAYERS INTERNATIONAL, INC ......................           1,074
      9,846   oPREMIER PARKS, INC ..............................             656
     57,934   oPRESIDENT CASINOS, INC ..........................             116
     75,000   oQUINTEL ENTERTAINMENT, INC ......................             291
      1,200   oSCIENTIFIC GAMES HOLDINGS CORP ..................              28
     60,100    SEGA ENTERPRISES LTD ............................           1,037
     21,700   oSFX ENTERTAINMENT, INC (CLASS A) ................             995

                       See notes to financial statements.

                                                                         VALUE
     SHARES                                                              (000)
     ------                                                          -----------

              AMUSEMENT AND RECREATION
               SERVICES--(CONTINUED)
    190,000    SHIMANO, INC ....................................     $     4,819
      1,100    SMH AG. (BR) ....................................             850
     59,090    SMH AG. (REGD) ..................................           9,856
        800    SONY MUSIC ENTERTAINMENT, INC ...................              34
      2,300   oSPEEDWAY MOTORSPORTS, INC .......................              59
    902,000   oSTAR CITY HOLDINGS LTD ..........................             525
    818,400    TABCORP HOLDINGS LTD ............................           4,181
    255,300   oWESTWOOD ONE, INC ...............................           6,438
                                                                     -----------
                                                                         252,318
                                                                     -----------
              APPAREL AND ACCESSORY STORES--0.47%
    203,889   oABERCROMBIE & FITCH CO (CLASS A) ................           8,971
    145,800    ADIDAS SALOMON AG ...............................          25,404
    138,600   oAMERICAN EAGLE OUTFITTERS, INC ..................           5,345
     17,100   oANN TAYLOR STORES CORP ..........................             362
     15,250   oBUCKLE, INC (THE) ...............................             450
    155,700    CATO CORP (CLASS A) .............................           2,710
     12,900   oCHARMING SHOPPES, INC ...........................              61
    227,400    CLAIRES STORES, INC .............................           4,662
    108,618    CLAIRES STORES, INC (CLASS A) ...................           2,227
    220,500    DEB SHOPS, INC ..................................           1,902
    305,200   oDRESS BARN, INC .................................           7,592
      4,184   oEDISON BROTHERS STORES WTS 09/26/05 .............              17
    105,900   oFINISH LINE, INC (CLASS A) ......................           2,978
     57,000   oGADZOOKS, INC ...................................           1,571
  2,493,550    GAP, INC ........................................         153,665
    105,200   oGOODYS FAMILY CLOTHING, INC .....................           5,773
    770,300    INTIMATE BRANDS, INC (CLASS A) ..................          21,231
     92,450   oJACOBSON STORES, INC ............................           1,283
     31,050   oJUST FOR FEET, INC ..............................             885
  3,275,800    LIMITED, INC ....................................         108,511
    149,850   oMENS WAREHOUSE, INC .............................           4,945
     20,495    NORDSTROM, INC ..................................           1,583
    384,900   oPACIFIC SUNWEAR CALIFORNIA, INC .................          13,472
    123,300   oPAUL HARRIS STORES, INC .........................           1,634
    682,723   oPAYLESS SHOESOURCE, INC .........................          50,308
    183,600   oPETRIE STORES CORP (LIQUIDATING TR) .............             525
     46,400   oSAKS HOLDINGS, INC ..............................           1,282
        300   oSTAGE STORES, INC ...............................              14
    330,400   oSTEIN MART, INC .................................           4,460
    183,200   oSYMS CORP .......................................           2,611
      1,000    TALBOTS, INC ....................................              26
  3,703,920    TJX COS,INC .....................................          89,357
      4,400   oURBAN OUTFITTERS, INC ...........................              80
    186,600   oWET SEAL, INC (CLASS A) .........................           5,971
                                                                     -----------
                                                                         531,868
                                                                     -----------
              APPAREL AND OTHER TEXTILE
               PRODUCTS--0.24%
    228,000    AOYAMA TRADING CO LTD ...........................           5,618
    189,600    AUTHENTIC FITNESS CORP ..........................           2,998
  2,424,500    BENETTON GROUP S.P.A ............................           5,037
    355,850    COATS VIYELLA PLC ...............................             439
    337,500   oCOURTAULDS PLC ..................................           2,509
    308,900    COURTAULDS TEXTILES PLC .........................           1,495
      9,100   oCYRK, INC .......................................             100
    235,500   oDONNA KARAN INTERNATIONAL, INC ..................           3,459
         17    ESCADA AG. (STAMM) ..............................               3
    226,000   oETAM DEVELOPMENT S.A ............................          17,756
  1,035,500   oFRUIT OF THE LOOM, INC (CLASS A) ................          34,366
    933,000    GUNZE LTD .......................................           2,131
    324,900   oGYMBOREE CORP ...................................           4,924
    114,400   oHARTMARX CORP ...................................             865
  1,077,900   oJONES APPAREL GROUP, INC ........................          39,411
    129,000   oKANEBO LTD ......................................             107
    320,511    KELLWOOD CO .....................................          11,458
  1,082,000    KURABO INDUSTRIES LTD ...........................           1,411
  2,478,000    KURARAY CO LTD ..................................          21,050
    484,700    LIZ CLAIBORNE, INC ..............................          25,326
     95,500    MARZOTTO & FIGLI S.P.A ..........................           1,457
    626,700   oNAUTICA ENTERPRISES, INC ........................          16,803
    709,000    NISSHINBO INDUSTRY, INC .........................           2,835
    162,900   oNORTH FACE, INC .................................           3,910
    176,000    ONWARD KASHIYMA CO LTD ..........................           2,200
     80,800    OSHKOSH B'GOSH, INC (CLASS A) ...................           3,596
     91,800    OXFORD INDUSTRIES, INC ..........................           3,207
     91,701  xoPARAGON TRADE BRANDS, INC .......................             281
    323,588    PHILLIPS VAN HEUSEN CORP ........................           4,773
      6,522    PILLOWTEX CORP ..................................             262
    367,800   oPOLO RALPH LAUREN CORP ..........................          10,298
    217,000   oQUIKSILVER, INC .................................           4,326
    786,100   oRENOWN, INC .....................................             583
        500    SHIMAMAURA CO LTD ...............................              14
  3,394,000    TEIJIN LTD ......................................          10,271
    391,000    TOKYO STYLE CO LTD ..............................           3,831
  1,956,000    TORAY INDUSTRIES,INC ............................          10,147
    729,000    TOYOBO CO LTD ...................................             956
    194,000   oUNITIKA LTD .....................................             145
    163,400    VF CORP .........................................           8,415
    501,000    WACOAL CORP .....................................           5,090
     30,899    WARNACO GROUP, INC (CLASS A) ....................           1,311
                                                                     -----------
                                                                         275,174
                                                                     -----------
              AUTO REPAIR, SERVICES AND
               PARKING--0.04%
      2,800   oAMERCO ..........................................              82
    235,600    BORG-WARNER AUTOMOTIVE, INC .....................          11,324
     46,300   oBUDGET GROUP, INC ...............................           1,479
    366,000   oCOMFORT GROUP LTD ...............................              82
    605,800   oDOLLAR THRIFTY AUTOMOTIVE GROUP, INC ............           8,027
    370,300    HERTZ CORP (CLASS A) ............................          16,409
     53,422    IMPERIAL HOLDINGS LTD ...........................             526
    210,057    MIDAS, INC ......................................           4,227
     61,770   oNATIONAL AUTO CREDIT, INC .......................              64
    178,300   oRENTERS CHOICE, INC .............................           5,059
      4,000    ROLLINS TRUCK LEASING CORP ......................              50
     62,952    RYDER SYSTEM, INC ...............................           1,987
                                                                     -----------
                                                                          49,316
                                                                     -----------
              AUTOMOTIVE DEALERS AND SERVICE
               STATIONS--0.10%
      1,000    AUTOBACS SEVEN CO LTD ...........................              29
  1,375,700   oAUTOZONE, INC ...................................          43,936
    246,300    CANADIAN TIRE, INC (CLASS A) ....................           7,143
  1,000,469    CIRCUIT CITY STORES-CIRCUIT CITY GROUP ..........          46,897
    157,800   oCIRCUIT CITY STORES, INC (CARMAX GROUP) .........           1,608
     16,000   oCOPART, INC .....................................             370
     10,700   oDISCOUNT AUTO PARTS, INC ........................             278
     56,000   oINSURANCE AUTO AUCTIONS, INC ....................             791
    323,957   oLONHRO AFRICA PLC ...............................             397
     46,500   oOREILLY AUTOMOTIVE, INC .........................           1,674
     55,400    PEP BOYS MANNY, MOE, & JACK CO ..................           1,049
    118,700   oUGLY DUCKLING CORP ..............................           1,150
    113,300   oUNITED AUTO GROUP, INC ..........................           2,478
      2,700   oWEST MARINE, INC ................................              49
                                                                     -----------
                                                                         107,849
                                                                     -----------
              BUILDING MATERIALS AND GARDEN
               SUPPLIES--0.51%
     32,700    CBR NV ..........................................           3,665
     40,416   oCORCEMAR S.A ....................................             244

                       See notes to financial statements.

                                                                         VALUE
     SHARES                                                              (000)
     ------                                                          -----------
              BUILDING MATERIALS AND GARDEN
               SUPPLIES--(CONTINUED)
    347,580    CRH PLC .........................................     $     4,931
      8,300    DAITO TRUST CONSTRUCTION CO LTD .................              63
    108,500   oEAGLE HARDWARE & GARDEN, INC ....................           2,509
    265,200    FASTENAL CO .....................................          12,315
     85,000   oGUJARAT AMBUJA CEMENTS ..........................             410
    117,370    HEIDELBERGER ZEMENT AG ..........................          11,119
  5,325,099    HOME DEPOT, INC .................................         442,316
    236,000    HONG LEONG INDUSTRIES BERHAD ....................             175
    260,020    ITALCEMENTI S.P.A ...............................           2,339
    203,000    KEDAH CEMENT HOLDINGS BERHAD ....................              56
    666,772    LEIGHTON HOLDINGS LTD ...........................           2,335
  1,395,700    LOWES COS, INC ..................................          56,613
    307,500    MALAYAN CEMENT BERHAD ...........................             100
    482,400    OAKWOOD HOMES CORP ..............................          14,472
    610,000    PAN-MALAYSIA CEMENT WORKS BERHAD ................             127
     15,454    PORTLAND VALDERRIVAS S.A ........................           1,897
    135,000    SANWA SHUTTER CORP ..............................             593
     35,600    EUROC INDUSTRIA AB SERIES A .....................           1,540
  1,063,150    SEKISUI HOUSE LTD ...............................           8,234
  3,074,000    SUMITOMO OSAKA CEMENT CO LTD ....................           3,942
     22,700   oTRACTOR SUPPLY CO ...............................             565
      8,340    WIENERBERGER BAUSTOFF AG ........................           2,018
                                                                     -----------
                                                                         572,578
                                                                     -----------
              BUSINESS SERVICES--4.87%
     66,300   o3DFX INTERACTIVE, INC ...........................           1,135
     29,600   o3DO CO ..........................................              93
     27,400   oAARON RENTS, INC ................................             548
     99,300   oABACUS DIRECT CORP ..............................           5,157
        500   oABM INDUSTRIES, INC .............................              14
    353,600   oABR INFORMATION SERVICES, INC ...................           8,398
    227,500   oACCLAIM ENTERTAINMENT, INC ......................           1,351
  1,758,915   oACCUSTAFF, INC ..................................          54,966
      1,200    ACKERLEY GROUP, INC .............................              25
    708,379   oACNEILSEN CORP ..................................          17,887
      3,400   oACTIVISION, INC .................................              35
    112,300   oACXIOM CORP .....................................           2,800
     12,736    ADECCO S.A. (BR) ................................           5,743
    223,900    ADECCO S.A. ADR .................................          12,426
      1,100   oADMINSTAFF, INC .................................              51
    641,944    ADOBE SYSTEMS, INC ..............................          27,242
     63,300   oADVANTAGE LEARNING SYSTEMS, INC .................           1,733
     26,800   oADVENT SOFTWARE, INC ............................           1,126
    350,030   oADVO, INC .......................................           9,866
    193,100   oAFFILIATED COMPUTER SERVICES, INC (CLASS A) .....           7,434
    118,240   oAGIV AG .........................................           3,275
    151,500   oALTERNATIVE RESOURCES CORP ......................           1,875
  1,147,200    AMERICA ONLINE, INC .............................         121,603
     53,200   oAMERICAN BUSINESS INFORMATION, INC (CLASS A) ....             811
      8,200   oAMERICAN BUSINESS INFORMATION, INC (CLASS B) ....             131
    383,225   oAMERICAN MANAGEMENT SYSTEMS, INC ................          11,473
     82,600   oAMERICAN SOFTWARE, INC (CLASS A) ................             578
     92,100    ANALYSTS INTERNATIONAL CORP .....................           2,613
    631,900   oANIXTER INTERNATIONAL, INC ......................          12,046
     78,000    ANTAH HOLDINGS BERHAD ...........................               9
      4,100   oAPAC TELESERVICES, INC ..........................              24
     30,800   oARBOR SOFTWARE CORP .............................             968
     60,600   oARIS CORP .......................................           1,697
      3,160    ARTEMIS S.A .....................................             100
     59,300   oASPECT DEVELOPMENT, INC .........................           4,485
    104,900   oASPEN TECHNOLOGY, INC ...........................           5,297
    806,100    AUTODESK, INC ...................................          31,136
  1,750,079    AUTOMATIC DATA PROCESSING, INC ..................         127,537
    177,200   oAVANT CORP ......................................           4,386
      3,000   oAWARE, INC ......................................              34
     41,351   oAZTEC TECHNOLOGY PARTNERS, INC ..................             315
     30,200   oBANYAN SYSTEMS, INC .............................             249
    247,300   oBILLING CONCEPTS CORP ...........................           3,833
    182,500   oBISYS GROUP, INC ................................           7,483
  1,470,600   oBMC SOFTWARE, INC ...............................          76,379
    223,300   oBOOLE & BABBAGE, INC ............................           5,331
    110,000   oBORG-WARNER SECURITY CORP .......................           2,489
     18,000   oBRC HOLDINGS, INC ...............................             345
    134,212   oBRODERBUND SOFTWARE, INC ........................           3,062
  6,512,562    BTR PLC .........................................          18,473
     42,115   oBTR PLC WTS 11/26/98 ............................               0
      2,200   oCACI INTERNATIONAL, INC (CLASS A) ...............              46
  1,200,974   oCADENCE DESIGN SYSTEMS, INC .....................          37,530
    114,200   oCAMBRIDGE TECHNOLOGY PARTNERS, INC ..............           6,238
    178,500   oCAP GEMINI S.A ..................................          28,048
  1,600,000   oCAPITA GROUP PLC ................................          13,762
      7,500   oCARIBINER INTERNATIONAL, INC ....................             131
    339,900   oCATALINA MARKETING CORP .........................          17,654
      1,600   oCCC INFORMATION SERVICES GROUP, INC .............              26
     59,700   oCDI CORP ........................................           1,597
     47,900   oCELLULAR TECHNICAL SERVICES CO ..................              22
    687,326   oCERIDIAN CORP ...................................          40,380
    141,800   oCERNER CORP .....................................           4,015
    285,500   oCHECKFREE HOLDINGS CORP .........................           8,404
    130,900   oCHECKPOINT SYSTEMS, INC .........................           1,849
    180,329   oCHOICEPOINT, INC ................................           9,129
    378,800   oCIBER, INC ......................................          14,394
    647,735   oCITRIX SYSTEMS, INC .............................          44,289
     40,300   oCKS GROUP, INC ..................................             725
        500   oCLAREMONT TECHNOLOGY GROUP, INC .................              13
      4,200   oCLARIFY, INC ....................................              57
    115,200   oCMG INFORMATION SERVICES, INC ...................           8,150
    265,500   oCOGNEX CORP .....................................           4,912
  1,809,819    COGNIZANT CORP ..................................         114,019
     30,174    COMDISCO, INC ...................................             573
    746,666    COMMERCE ASSET HOLDINGS BERHAD ..................             279
     24,200   oCOMPLETE BUSINESS SOLUTIONS, INC ................             870
  4,439,205    COMPUTER ASSOCIATES
                INTERNATIONAL, INC .............................         246,653
    525,300   oCOMPUTER HORIZONS CORP ..........................          19,469
      8,900   oCOMPUTER MANAGEMENT SCIENCES, INC ...............             211
  2,091,168   oCOMPUTER SCIENCES CORP ..........................         133,835
    231,400    COMPUTER TASK GROUP, INC ........................           7,752
  1,832,700   oCOMPUWARE CORP ..................................          93,697
     89,000   oCOREL CORP ......................................             185
     17,600    CORPORACION FINANCIERE ALBA S.A .................           1,937
     25,400   oCORSAIR COMMUNICATIONS, INC .....................             237
     37,200   oCORT BUSINESS SERVICES CORP .....................           1,172
    164,000   oCSG SYSTEMS INTERNATIONAL, INC ..................           7,688
    245,000    CSK CORP ........................................           4,872
  1,909,663    CSR LTD .........................................           5,511
      4,894   oCYBERGUARD CORP .................................              47
     11,600   oCYBERMEDIA, INC .................................              51
    440,000    DAIWA KOSHO LEASE CO LTD ........................           1,848
     54,300   oDAOU SYSTEMS, INC ...............................           1,242
     56,000   oDASSAULT SYSTEMS S.A ............................           2,640
     46,638   oDATA BROADCASTING CORP ..........................             297
    208,000   oDATA DIMENSIONS, INC ............................           3,549
     25,200   oDATA PROCESSING RESOURCES CORP ..................             783
     45,900   oDATASTREAM SYSTEMS, INC .........................             875
     80,700   oDATAWORKS CORP ..................................           1,069
      6,485   oDBT ONLINE, INC .................................             175
     73,252    DE LA RUE CO PLC ................................             366
     12,500   oDELTEK SYSTEMS, INC .............................             306

                       See notes to financial statements.

                                                                         VALUE
     SHARES                                                              (000)
     ------                                                          -----------

              BUSINESS SERVICES--(CONTINUED)
     30,800   oDENDRITE INTERNATIONAL, INC .....................     $     1,159
      3,000   oDIGITAL LIGHTWAVE, INC ..........................              10
      1,700   oDOCUMENTUM, INC .................................              82
      1,200   oDST SYSTEMS, INC ................................              67
    216,139    DUN & BRADSTREET CORP ...........................           7,781
      2,600   oE TRADE GROUP, INC ..............................              60
     47,700   oEARTHLINK NETWORK, INC ..........................           3,661
  1,649,130    EDISON S.P.A ....................................          13,244
     11,200   oELECTRO RENT CORP ...............................             251
      6,400   oELECTRONIC ARTS, INC ............................             346
  2,897,444    ELECTRONIC DATA SYSTEMS CORP ....................         115,898
      2,100   oELECTRONICS FOR IMAGING, INC ....................              44
    362,600   oEMPLOYEE SOLUTIONS, INC .........................           1,382
     31,000   oENGINEERING ANIMATION, INC ......................           1,891
    287,029   oENVOY CORP ......................................          13,598
  1,703,198    EQUIFAX, INC ....................................          61,847
     35,300    ESSELTE AB SERIES B FREE ........................             819
     81,200   oEXCITE, INC .....................................           7,592
     14,700   oFACTSET RESEARCH SYSTEMS, INC ...................             478
      1,900    FAIR ISSAC & CO, INC ............................              72
        600   oFILENET CORP ....................................              17
     83,100   oFIREARMS TRAINING SYSTEMS, INC ..................             208
  2,093,168    FIRST DATA CORP .................................          69,729
     21,962   oFISERV, INC .....................................             933
     18,500    FLUGHAFEN WIEN AG ...............................             887
    526,300   oFORE SYSTEMS, INC ...............................          13,947
    119,400   oFORTE SOFTWARE, INC .............................             716
    203,900   oFTP SOFTWARE, INC ...............................             344
    255,000   oGAKKEN CO LTD ...................................             426
    230,700   oGARTNER GROUP, INC (CLASS A) ....................           8,075
    111,500   oGENESYS TELECOMM LABS, INC ......................           3,686
     21,500   oGEOTEL COMMUNICATIONS CORP ......................             876
    119,670    GETRONICS NV ....................................           6,206
      8,472   oGRANDE HOLDINGS WTS 10/15/00 ....................               0
     58,700   oGREAT PLAINS SOFTWARE, INC ......................           1,988
     34,035    GROUPE BRUXELLES LAMBERT S.A ....................           6,869
      1,155   oGROUPE BRUXELLES LAMBERT S.A
                WTS 12/20/98 ...................................              98
     63,700   oGT INTERACTIVE SOFTWARE CORP ....................             480
    462,900   oGTECH HOLDINGS CORP .............................          15,594
     20,750   oHARBINGER CORP ..................................             502
    389,000    HAW PAR CORP LTD ................................             408
  4,378,468    HBO & CO ........................................         154,341
      6,300   oHCIA, INC .......................................              81
     83,300   oHEALTH MANAGEMENT SYSTEMS, INC ..................             937
      8,300   oHERLITZ AG ......................................             451
     15,200   oHNC SOFTWARE ....................................             620
    200,200   oHYPERION SOFTWARE CORP ..........................           5,706
      8,000   oI2 TECHNOLOGIES, INC ............................             281
     24,800   oIKOS SYSTEMS, INC ...............................              97
     64,600   oIMNET SYSTEMS, INC ..............................             864
     76,000   oINCHCAPE MARKETING SERVICES .....................              18
      2,000   oINDUSTRI-MATEMATIK INTERNATIONAL CORP ...........              22
      3,000    INES CORP .......................................              21
    168,550   oINFORMATION MANAGEMENT
                RESOURCES, INC .................................           5,699
    209,900   oINFORMATION RESOURCES, INC ......................           3,883
    752,500   oINFORMIX CORP ...................................           5,949
    138,300   oINFOSEEK CORP ...................................           4,962
     64,937   oINPRISE CORP ....................................             479
     98,900   oINSO CORP .......................................           1,354
     18,175   oINTEGRATED SYSTEMS CONSULTING GROUP .............             250
    100,800   oINTEGRATED SYSTEMS, INC .........................           1,550
    272,100   oINTERIM SERVICES, INC ...........................           8,741
     20,900   oINTERNATIONAL NETWORK SERVICES ..................             857
     74,300   oINTERNATIONAL TELECOMMUNICATIONS ................           2,155
        700   oINTERPOOL, INC ..................................              10
  1,285,700    INTERPUBLIC GROUP OF COS, INC ...................          78,026
     29,000   oINTERSOLV, INC ..................................             466
    191,400   oINTERVOICE, INC .................................           3,397
      1,200   oINTUIT, INC .....................................              74
  1,500,000   oIPC CORP ........................................              62
     35,700    ISS INTERNATIONAL SERVICE SYSTEM AS SERIES B ....           2,076
  3,352,400    ITOCHU CORP .....................................           7,246
      4,000   oITRON, INC ......................................              51
     66,700   oJDA SOFTWARE GROUP, INC .........................           2,918
    930,000   oKEANE, INC ......................................          52,080
    272,815    KELLY SERVICES, INC (CLASS A) ...................           9,651
     44,550   oKEPPEL LAND WTS 12/12/00 ........................               5
    149,000    KOKUYO CO LTD ...................................           2,523
     18,700    KONAMI CO LTD ...................................             402
     10,000   oKRONOS, INC .....................................             363
    168,150   oLABOR READY, INC ................................           5,076
    154,988    LAGARDERE S.C.A .................................           6,452
    331,220   oLAIRD GROUP PLC .................................           1,542
    214,294   oLANDSTAR SYSTEM, INC ............................           7,487
    512,500   oLEARNING CO, INC ................................          15,183
    157,400   oLEGATO SYSTEMS, INC .............................           6,139
     82,400   oLHS GROUP, INC ..................................           5,428
    323,957    LONRHO PLC ......................................           1,519
     75,700   oLYCOS, INC ......................................           5,706
     28,224   oM-WEB HOLDINGS LTD ..............................             102
    253,000   oMACNEAL-SCHWENDLER CORP .........................           2,483
     32,600   oMACROMEDIA, INC .................................             609
  1,364,000    MALAYAN UNITED INDUSTRIES BERHAD ................             158
    939,300    MANPOWER, INC ...................................          26,946
     71,776   oMANUGISTICS GROUP, INC ..........................           1,776
        700   oMAPICS, INC .....................................              14
    133,700   oMARCAM SOLUTIONS CORP ...........................           2,407
  4,741,900    MARUBENI CORP ...................................           9,464
      2,900   oMAY & SEPH, INC .................................              58
     20,500    MCGRATH RENTCORP ................................             433
    213,100   oMEDQUIST, INC ...................................           6,153
    472,800    MEITEC CORP .....................................          16,351
  1,011,300   oMENTOR GRAPHICS CORP ............................          10,682
    169,500   oMERCURY INTERACTIVE CORP ........................           7,564
    842,300   oMERKANTILDATA ASA ...............................          10,647
    271,250   oMETAMOR WORLDWIDE, INC ..........................           9,545
     74,300    METRA CO SERIES B ...............................           2,438
    250,000   oMETROMEDIA INTERNATIONAL GROUP, INC .............           2,984
 13,644,500   oMICROSOFT CORP ..................................       1,478,723
     94,678   oMIDWAY GAMES, INC ...............................           1,479
     33,700   oMINDSPRING ENTERPRISES, INC .....................           3,467
    272,029    MISYS PLC .......................................          15,455
  2,624,000    MITSUBISHI CORP .................................          16,259
    365,000    MITSUBISHI LOGISTICS CORP .......................           3,253
  1,782,000    MITSUI & CO LTD .................................           9,629
    121,000    MITSUI SOKO CO LTD ..............................             363
    507,200    NATIONAL COMPUTER SYSTEMS, INC ..................          12,173
    623,642    NATIONAL DATA CORP ..............................          27,284
    100,100   oNCO GROUP, INC ..................................           2,202
    115,700   oNEOPATH, INC ....................................             832
    211,100   oNETMANAGE, INC ..................................             633
     18,491   oNETSCAPE COMMUNICATIONS CORP ....................             500
     52,000   oNETSPEAK CORP ...................................             647
    440,200   oNETWORK APPLIANCE, INC ..........................          17,140
  1,304,280   oNETWORKS ASSOCIATES, INC ........................          62,442

                       See notes to financial statements.

                                                                         VALUE
    SHARES                                                               (000)
    ------                                                            ----------

              BUSINESS SERVICES--(CONTINUED)
  1,943,706    NEWELL COS, INC .................................      $   96,821
    102,960    NIPPON KANZAI CO LTD ............................           1,261
      1,100    NORRELL CORP ....................................              22
     50,100   oNORSTAN, INC ....................................           1,256
        100   oNOVA CORP/GEORGIA ...............................               4
     18,500   oNOVELL, INC .....................................             236
        166   oNTT DATA ........................................           5,992
        332    NTT DATA COMMUNICATIONS SYSTEM CORP .............          11,984
     26,400   oOBJECTIVE SYSTEMS INTEGRATORS, INC ..............             195
     90,700   oODS NETWORKS, INC ...............................             590
      4,894    OLSTEN CORP .....................................              55
  1,313,700    OMNICOM GROUP, INC ..............................          65,521
     15,100   oON ASSIGNMENT, INC ..............................             528
    106,400   oONSALE, INC .....................................           2,633
    159,500   oOPEN MARKET, INC ................................           3,011
  6,296,537   oORACLE CORP .....................................         154,659
      1,050   oOUTDOOR SYSTEMS, INC ............................              29
    892,800    PACIFIC DUNLOP LTD ..............................           1,443
  1,555,900   oPAGING NETWORK, INC .............................          21,783
  2,043,346   oPARAMETRIC TECHNOLOGY CORP ......................          55,426
     97,653    PAYCHEX, INC ....................................           3,973
      2,100   oPAYMENTECH, INC .................................              43
  4,195,528    PEARSON PLC .....................................          76,863
     22,200   oPEGASYSTEMS, INC ................................             602
  1,207,900   oPEOPLESOFT, INC .................................          56,771
    102,000   oPEREGRINE SYSTEMS, INC ..........................           2,907
     68,500   oPERITUS SOFTWARE SERVICES, INC ..................             274
    145,800   oPERSONNEL GROUP OF AMERICA, INC .................           2,916
     41,500   oPHOENIX TECHNOLOGIES LTD ........................             529
    111,200  #oPHYSICIAN COMPUTER NETWORK, INC .................             175
      5,000   oPINKERTONS, INC .................................             104
    597,700    PITTSTON BRINKS GROUP CO ........................          22,040
    111,900   oPLATINUM SOFTWARE CORP ..........................           2,728
    606,600   oPLATINUM TECHNOLOGY, INC ........................          17,326
    193,200   oPMT SERVICES, INC ...............................           4,915
    401,200   oPOLICY MANAGEMENT SYSTEMS CORP ..................          15,747
     42,000   oPRECISION RESPONSE CORP .........................             336
      3,479   oPRIMARK CORP ....................................             109
    205,000   oPROGRESS SOFTWARE CORP ..........................           8,405
     60,300   oPROJECT SOFTWARE & DEVELOPMENT, INC .............           1,210
     92,785    PROSEGUR COMPANIA DE SEGURIDAD S.A ..............           1,106
      2,100   oPSINET, INC .....................................              27
     73,600   oQAD, INC ........................................             662
     28,300   oQRS CORP ........................................           1,065
     53,100   oQUADRAMED CORP ..................................           1,450
    165,500   oQUARTERDECK CORP ................................             114
     77,000   oRADIANT SYSTEMS, INC ............................           1,117
    100,000    RANDSTAD HOLDINGS NV ............................           6,022
    290,200   oREMEDY CORP .....................................           4,933
    189,800   oRENTAL SERVICE CORP .............................           6,382
  5,629,520   oRENTOKIL INITIAL PLC ............................          40,483
    792,650   oROBERT HALF INTERNATIONAL, INC ..................          44,289
    342,350    ROLLINS, INC ....................................           7,018
    131,253   oROMAC INTERNATIONAL, INC ........................           3,987
  2,010,781    RUETERS GROUP PLC ...............................          22,982
     35,100   oSANCHEZ COMPUTER ASSOCIATES, INC ................             715
     42,600   oSANTA CRUZ OPERATION, INC .......................             202
    179,700    SAP AG ..........................................         109,015
     68,900   oSAPIENT CORP ....................................           3,634
     59,500   oSEATTLE FILMWORKS, INC ..........................             459
    252,300    SECOM CO LTD ....................................          14,561
  2,500,000   oSECURICOR PLC ...................................          20,356
     86,900    SECURITAS AB SERIES B FREE ......................           4,255
    314,500    SHARED MEDICAL SYSTEMS CORP .....................          23,096
    275,717   oSIEBEL SYSTEMS, INC .............................           8,892
  2,087,900    SIME DARBY BERHAD ...............................           1,440
    147,700   oSITEL CORP ......................................             979
     59,930   oSOCIEDAD COMERCIAL DEL PLATA S.A ................              66
      1,698    SOCIETE GENERAL DE SURVEILLANCE (BR) ............           2,878
     29,512   oSOFTWARE PUBLISHING CORP HOLDINGS, INC ..........              44
    665,834    SOTHEBYS HOLDINGS, INC (CLASS A) ................          14,898
     11,000   oSPS TRANSACTION SERVICES, INC ...................             345
      2,800   oSTAFFMARK, INC ..................................             103
     11,133   oSTERLING COMMERCE, INC ..........................             540
  1,214,496   oSTERLING SOFTWARE, INC ..........................          35,904
     26,700    STEWART INFORMATION SERVICES CORP ...............           1,297
     18,000   oSTRUCTURAL DYNAMICS RESEARCH CORP ...............             416
    415,115    LYONNAISE DES EAUX S.A ..........................          68,316
  2,054,000    SUMITOMO CORP ...................................           9,871
    608,000   oSUNGARD DATA SYSTEMS, INC .......................          23,332
    626,200   oSUNGEI WAY HOLDINGS BERHAD ......................              97
     43,100   oSUNQUEST INFORMATION SYSTEMS, INC ...............             393
      7,610    SURVEILLANCE S.A. SOCIETE DE ....................           2,619
      5,700   oSYBASE, INC .....................................              40
     93,200   oSYKES ENTERPRISES, INC ..........................           1,870
    347,400   oSYMANTEC CORP ...................................           9,076
     55,967   oSYNOPSYS, INC ...................................           2,560
    146,750   oSYNTEL, INC .....................................           4,586
      5,464   oSYSTEM SOFTWARE ASSOCIATES, INC .................              39
    617,032   oSYSTEMS & COMPUTER TECHNOLOGY CORP ..............          16,660
     52,100   oSYSTEMSOFT CORP .................................              78
     85,500   oTCSI CORP .......................................             502
     61,000   oTECHNOLOGY SOLUTIONS CO .........................           1,933
     47,200   oTELESPECTRUM WORLDWIDE, INC .....................             413
     15,800   oTELETECH HOLDINGS, INC ..........................             194
    103,200    TELXON CORP .....................................           3,341
     36,343    THORN PLC .......................................             139
     28,600   oTMP WORLDWIDE, INC ..............................             997
    295,000    TOKYO DOME CORP .................................           1,594
    264,000   oTOKYO TOKEIBA CO LTD ............................             390
  3,387,000    TOKYU CORP ......................................          10,274
     17,200    TOTAL SYSTEM SERVICES, INC ......................             361
     45,200    TRANS COSMOS ....................................           1,088
    256,000   oTRANSACTION SYSTEM ARCHITECTURE .................           9,856
      3,000   oTRANSITION SYSTEMS, INC .........................              32
    299,900    TRUE NORTH COMMUNICATIONS, INC ..................           8,772
     90,000   oU.S. RENTALS, INC ...............................           3,549
  1,533,000    UNITED INDUSTRIAL CORP ..........................             440
     27,000   oUNITED INDUSTRIAL CORP WTS 07/05/99 .............               0
    103,300   oUSCS INTERNATIONAL, INC .........................           2,137
      6,003   oVANSTAR CORP ....................................              87
      3,200   oVANTIVE CORP (THE) ..............................              66
      5,000   oVERISIGN, INC ...................................             187
    313,727   oVERITAS SOFTWARE CORP ...........................          12,980
      4,600   oVIASOFT, INC ....................................              74
    303,400   oVISIO CORP ......................................          14,487
    399,123    VIVENDI S.A .....................................          85,225
     48,973   oVIVENDI S.A. WTS 05/02/01 .......................              96
     78,100   oVOLT INFORMATION SCIENCES, INC ..................           2,118
     71,556   oVTEL CORP .......................................             461
     31,657    WACKENHUT CORP SERIES A .........................             716
    348,206    WACKENHUT CORP SERIES B .........................           7,486
     19,400   oWALKER INTERACTIVE SYSTEMS, INC .................             286
     55,508   oWANG LABORATORIES, INC ..........................           1,412
      6,673   oWANG LABORATORIES, INC WTS 07/02/01 .............              58

                       See notes to financial statements.

                                                                         VALUE
    SHARES                                                               (000)
    ------                                                           -----------

              BUSINESS SERVICES--(CONTINUED)
  2,699,261    WHARF HOLDINGS LTD ..............................     $     2,665
    134,963   #WHARF HOLDINGS LTD WTS 12/31/99 .................               0
    188,600   oWIND RIVER SYSTEMS, INC .........................           6,766
    124,000    WM-DATA AB SERIES B .............................           4,307
  2,492,000    WPP GROUP PLC ...................................          16,330
     41,800    XTRA CORP .......................................           2,529
    401,400   oYAHOO, INC ......................................          63,221
                                                                     -----------
                                                                       5,472,672
                                                                     -----------
              CHEMICALS AND ALLIED PRODUCTS--11.85%
 12,784,476    ABBOTT LABORATORIES CO ..........................         522,565
    315,000    ADERANS CO LTD ..................................           6,900
    488,500   oADVANCED TISSUE SCIENCE CO ......................           2,168
     31,000    AGA AB SERIES A FREE ............................             486
    257,300    AGA AB SERIES B FREE ............................           3,936
    344,338   oAGOURON PHARMACEUTICALS, INC ....................          10,438
    132,651    AGRIUM, INC .....................................           1,655
    693,520    AIR PRODUCTS & CHEMICALS, INC ...................          27,741
     20,700   oAIRGAS, INC .....................................             298
    197,770    AKZO NOBEL NV ...................................          43,964
    394,390    ALBEMARLE CORP ..................................           8,701
     38,100    ALBERTO CULVER CO (CLASS A) .....................             967
    253,900    ALBERTO CULVER CO (CLASS B) .....................           7,363
      4,000   oALGOS PHARMACEUTICAL CORP .......................             108
    375,700   oALKERMES, INC ...................................           6,716
    109,193    ALLEGIANCE CORP .................................           5,596
     32,372   oALLERGAN SPECIALTY THERAPEUTICS, INC (CLASS A) ..             332
  1,119,150    ALLERGAN, INC ...................................          51,901
    227,100   oALLIANCE PHARMACEUTICAL CORP ....................             951
    279,300    ALPAHARMA, INC (CLASS A) ........................           6,145
     22,900   oALPHA BETA TECHNOLOGY, INC ......................              56
    101,700   oALZA CORP .......................................           4,399
     70,000   oAMERICAN DRUG CO ................................              20
     70,000   oAMERICAN DRUG CO WTS 08/05/98 ...................               2
 12,892,104    AMERICAN HOME PRODUCTS CORP .....................         667,166
  2,229,400   oAMGEN, INC ......................................         145,747
    177,300   oAMYLIN PHARMACEUTICALS, INC .....................             670
     20,600   oAPHTON CORP .....................................             342
     84,349   oAQUILA BIOPHARMACEUTICALS, INC ..................             353
        700    ARCO CHEMICAL CO ................................              40
  1,326,000    ASAHI CHEMICAL INDUSTRY CO LTD ..................           4,777
     50,700   oAVIRON, INC .....................................           1,581
  1,175,832    AVON PRODUCTS, INC ..............................          91,127
    491,000    BANYU PHARMACEUTICAL CO LTD .....................           5,306
    149,200   oBARR LABORATORIES, INC ..........................           5,931
  1,680,600    BASF AG .........................................          79,840
  1,722,450    BAYER AG ........................................          89,128
    244,600    BEIERSDORF AG ...................................          15,584
      6,500    BETZDEARBORN, INC ...............................             269
    434,700   oBIO-TECHNOLOGY GENERAL CORP .....................           3,084
  1,086,500   oBIOGEN, INC .....................................          53,239
  1,787,656    BOC GROUP PLC ...................................          24,354
     68,600   oBORDEN CHEMICALS & PLASTICS LTD .................             394
     79,050   oBOSTON LIFE SCIENCES, INC .......................             247
  8,831,180    BRISTOL MYERS SQUIBB CO .........................       1,015,034
    888,200    CABOT CORP ......................................          28,700
      5,400    CALGON CARBON CORP ..............................              54
    374,704   oCAMBREX CORP ....................................           9,836
      5,900   oCARBIDE/GRAPHITE GROUP, INC (THE) ...............             164
    301,700    CARTER WALLACE, INC .............................           5,449
     82,500    CARTER WALLACE, INC (CLASS B) ...................           1,490
    136,900   oCELL GENESYS, INC ...............................           1,172
     39,987   oCENTOCOR, INC ...................................           1,450
    137,100    CHEMED CORP .....................................           4,670
    212,800    CHEMFIRST, INC ..................................           5,373
  4,172,568   oCHIRON CORP .....................................          65,457
  2,416,417   oCHIROSCIENCE GROUP PLC ..........................          11,188
    581,000    CHUGAI PHARMACEUTICAL CO LTD ....................           3,801
    273,500    CHURCH & DWIGHT CO, INC .........................           8,855
      4,000    CIN-CORPARACAO INDUSTRIAL DO NORTE S.A ..........             296
    298,266    CLOROX CO .......................................          28,447
  1,775,632    COLGATE PALMOLIVE CO ............................         156,256
    188,700    COLLAGEN CORP ...................................           3,420
      6,000   oCOLUMBIA LABORATORIES, INC ......................              35
      4,200   oCOPLEY PHARMACEUTICAL, INC ......................              26
    672,700    CORDANT TECHNOLOGIES, INC .......................          31,028
    852,916   oCOVANCE, INC ....................................          19,191
    211,700   oCREATIVE BIOMOLECULES, INC ......................           1,019
      1,695   oCRESCENDO PHARMACEUTICALS CORP ..................              22
      2,500    CROMPTON & KNOWLES CORP .........................              63
    276,200   oCYGNUS, INC .....................................           2,883
    781,457   oCYTEC INDUSTRIES, INC ...........................          34,579
    524,982   oCYTOGEN CORP ....................................             410
  1,407,000    DAICEL CHEMICAL INDUSTRIES LTD ..................           2,980
    423,000    DAIICHI PHARMACEUTICAL CO LTD ...................           5,577
    810,000    DAINIPPON INK & CHEMICAL, INC ...................           2,480
    376,710    DEGUSSA AG ......................................          24,105
    333,440    DEXTER CORP .....................................          10,608
    202,719    DIAL CORP .......................................           5,258
  2,001,133    DOW CHEMICAL CO .................................         193,485
 10,398,975    DU PONT (E.I.) DE NEMOURS & CO ..................         776,024
    158,300   oDURA PHARMACEUTICALS, INC .......................           3,542
     27,100    DYNO INDUSTRIER AS ..............................             484
     45,748    EASTMAN CHEMICAL CO .............................           2,848
    120,360   oECOGEN, INC .....................................             316
    880,590    ECOLAB, INC .....................................          27,298
     45,340   oELAN CORP PLC ADR ...............................           2,916
  1,298,549   oELEMENTIS PLC ...................................           3,337
    207,529    ELF SANOFI S.A ..................................          24,405
     73,400   oEMISPHERE TECHNOLOGIES, INC .....................             885
    923,554    ENGLISH CHINA CLAYS PLC .........................           3,190
    491,496   oENZON, INC ......................................           3,133
    469,800    ETHYL CORP ......................................           2,878
    415,825    FERRO CORP ......................................          10,526
  2,310,367  +oFMC CORP ........................................         157,538
      2,400   oFOREST LABORATORIES, INC ........................              86
     36,931   oFREEPORT-MCMORAN SULPHUR, INC ...................             489
      4,000   oFUISZ TECHNOLOGIES LTD ..........................              44
     36,235    FULLER (H.B.) CO ................................           2,009
      9,300   oGELTEX PHARMACEUTICALS, INC .....................             173
        100   oGENENTECH, INC ..................................               7
     16,800   oGENERAL CHEMICAL GROUP, INC .....................             466
    291,081   oGENSIA SICOR, INC ...............................           1,164
    936,900   oGENZYME CORP (GENERAL DIVISION) .................          23,950
     48,177   oGENZYME CORP
                (TISSUE REPAIR DIVISION) .......................             316
    570,200    GEORGIA GULF CORP ...............................          13,008
    128,500   oGILEAD SCIENCES, INC ............................           4,120
  9,056,403    GLAXO WELLCOME PLC ..............................         271,840
    829,100    GREAT LAKES CHEMICAL CORP .......................          32,698
    274,200    GREENCORE GROUP PLC .............................           1,492
      6,300   oGUILFORD PHARMACEUTICALS, INC ...................             111
     66,410    HAFSLUND AS SERIES A ............................             359
     34,402    HAFSLUND AS SERIES B ............................             136
    808,462    HANNA (M.A.) CO .................................          14,805
  1,569,200    HERCULES, INC ...................................          64,533
     32,500   oHESKA CORP ......................................             360
    455,900   oHUMAN GENOME SCIENCES, INC ......................          16,270
    673,254    ICN PHARMACEUTICALS, INC ........................          30,759
    194,400   oIDEC PHARMACEUTICALS CORP .......................           4,581

                        See notes to financial statements.
                                      -19-

                                                                         VALUE
     SHARES                                                              (000)
     ------                                                           ----------

              CHEMICALS AND ALLIED
               PRODUCTS--(CONTINUED)
    309,000   oIDEXX LABORATORIES, INC .........................      $    7,686
  1,888,442    IMC GLOBAL, INC .................................          56,889
     54,155   oIMC GLOBAL, INC WTS 12/22/00 ....................             135
    258,000   oIMMUCOR, INC ....................................           2,241
     38,800   oIMMUNE RESPONSE CORP ............................             582
    240,000   oIMMUNEX CORP ....................................          15,900
    429,300   oIMMUNOMEDICS, INC ...............................           1,905
  1,550,173   oIMPERIAL CHEMICAL INDUSTRY PLC ..................          24,882
    227,100   oINTERNATIONAL SPECIALTY PRODUCTS, INC ...........           4,230
    413,800   oINTERNEURON PHARMACEUTICALS, INC ................           1,500
  1,035,700    INTERNATIONAL FLAVORS & FRAGRANCES, INC .........          44,988
    317,000   oISHIHARA SANGYO KAISHA LTD ......................             439
    185,000   oISIS PHARMACEUTICALS, INC .......................           2,532
    593,359   oIVAX CORP .......................................           5,489
 10,837,154    JOHNSON & JOHNSON CO ............................         799,240
    406,100    JONES PHARMACEUTICAL, INC .......................          13,452
    143,000    KAKEN PHARMACEUTICAL CO LTD .....................             381
    930,000    KANEKA CORP .....................................           4,891
  1,363,000    KANSAI PAINT CO LTD .............................           3,143
    167,900    KEMIRA OY .......................................           1,735
    186,400    KERRY GROUP (CLASS A) ...........................           2,574
     65,000    KERRY GROUP (CLASS A) (U.K.) ....................             889
     70,000   oKING PHARMACEUTICALS, INC .......................             980
    226,490    KISSEI PHARMACEUTICALS CO LTD ...................           3,345
  1,769,564    KONINKLIJKE AHOLD NV ............................          56,805
    250,000    KONISHI CO LTD ..................................           2,342
     44,600   oKOS PHARMACEUTICALS, INC ........................             452
    800,000    KUREHA CHEMICAL INDUSTRY CO LTD .................           1,844
     25,000    LABORATORIO CHILE ADR ...........................             359
     53,597    LAIR LIQUIDE ....................................           8,865
     26,958   #LAIR LIQUIDE (REGD) 1996 ........................           4,459
      5,692   #LAIR LIQUIDE (REGD) 1999 ........................             941
    150,100    LAUDER (ESTEE) CO (CLASS A) .....................          10,460
    398,190    LAWTER INTERNATIONAL, INC .......................           4,330
    112,155    LEARONAL, INC ...................................           2,678
     49,500    LIFE TECHNOLOGIES, INC ..........................           1,553
      3,500   oLIGAND PHARMACEUTICALS CO (CLASS A) .............              45
  7,554,220    LILLY (ELI) & CO ................................         499,051
    310,377    LILLY INDUSTRIES, INC (CLASS A) .................           6,712
    198,500   oLIPOSOME CO, INC ................................           1,073
  1,024,683    LUBRIZOL CORP ...................................          30,997
      1,400    MACDERMID, INC ..................................              40
    112,000    MALAYSIAN OXYGEN BERHAD .........................             248
  1,283,650  +oMARTEK BIOSCIENCES CORP .........................          18,693
     50,300   oMATRIX PHARMACEUTICALS, INC .....................             220
     76,150   oMCWHORTER TECHNOLOGIES, INC .....................           2,013
    146,200    MDS, INC (CLASS B) ..............................           3,132
     57,600   oMEDCO RESEARCH, INC .............................           1,469
     47,568   oMEDICIS PHARMACEUTICAL CORP (CLASS A) ...........           1,736
        500   oMEDIMMUNE, INC ..................................              31
  1,586,281   oMEDPARTNERS, INC ................................          12,690
 11,047,317    MERCK & CO, INC .................................       1,477,579
    113,500    MERCK & CO KGAA .................................           5,087
    686,915    MILLENNIUM CHEMICAL, INC ........................          23,269
    350,300   oMILLENNIUM PHARMACEUTICALS, INC .................           4,948
      1,000    MINERALS TECHNOLOGIES, INC ......................              51
        200   oMIRAVANT MEDICAL TECHNOLOGY .....................               4
    257,477    MISSISSIPPI CHEMICAL CORP .......................           4,232
  6,307,000    MITSUBISHI CHEMICAL CORP ........................          11,406
    963,000    MITSUBISHI GAS CHEMICAL CO, INC .................           2,907
      1,400    MITSUI CHEMICAL CORP ............................               4
    800,000    MONTEDISON S.P.A. RISP ..........................             619
  1,335,500    MORTON INTERNATIONAL, INC .......................          33,388
  2,007,850    MYLAN LABORATORIES, INC .........................          60,361
     13,300   oNABI, INC .......................................              40
    575,000    NAGASE & CO .....................................           2,096
      2,400    NALCO CHEMICAL CORP .............................              84
    240,400    NATURES SUNSHINE PRODUCTS, INC ..................           5,424
    845,100   oNBTY, INC .......................................          15,529
     18,100    NCH CORP ........................................           1,160
     50,000  #oNETGENICS, INC STOCK OPTIONS 03/20/08 ...........              70
        900   oNEUROGEN CORP ...................................              16
    230,772   oNEXSTAR PHARMACEUTICALS, INC ....................           2,301
    362,000    NIPPON SHOKUBAI KAGAK KOGYO CO LTD ..............           1,943
     34,100    NL INDUSTRIES, INC ..............................             682
      2,377    NORIT NV ........................................              28
      3,000    NORITAKE CO LTD .................................              14
    250,478    NORSK HYDRO AS ..................................          11,017
    165,600   oNORTH AMERICAN VACCINE, INC .....................           2,567
     26,300    NOVARTIS AG. (BR) ...............................          43,799
    177,858    NOVARTIS AG. (REGD) .............................         295,961
    184,120    NOVO NORDISK AS (CLASS B) .......................          25,381
     38,875   oOCTEL CORP ......................................             773
    732,400    OLIN CORP .......................................          30,532
     38,801    OM GROUP, INC ...................................           1,601
    198,500   oORGANOGENESIS, INC ..............................           3,920
    540,224    ORICA LTD .......................................           3,195
    125,300   oPAREXEL INTERNATIONAL CORP ......................           4,558
      6,300   oPATHOGENESIS CORP ...............................             183
     84,700   oPERRIGO CO ......................................             852
 11,362,441    PFIZER, INC .....................................       1,234,955
    310,012   oPHARMACEUTICAL PRODUCT DEVELOPMENT ..............           6,820
    274,442   oPHARMACEUTICAL RESOURCES, INC ...................           1,252
  4,568,101    PHARMACIA & UPJOHN, INC .........................         210,704
     30,300   oPHARMACYCLICS, INC ..............................             720
    419,105    PRAXAIR, INC ....................................          19,619
 12,389,316    PROCTER & GAMBLE CO .............................       1,128,202
    113,900   oPROTEIN DESIGN LABORATORIES, INC ................           2,744
    130,000   oREGENERON PHARMACEUTICALS, INC ..................           1,198
     34,700   oREVLON, INC (CLASS A) ...........................           1,783
    200,000   oRHODIA S.A ......................................           5,577
    818,272    RHONE-POULENC S.A. (CLASS A) ....................          46,151
    100,000   oRIBOZYME PHARMACEUTICALS, INC ...................             494
      8,000    RIKEN VITAMIN CO LTD ............................              75
    106,200   oROBERTS PHARMACEUTICAL CORP .....................           2,443
      1,369    ROCHE HOLDINGS AG. (BR) .........................          20,285
     21,931    ROCHE HOLDINGS AG. (GENUSSCHEINE) ...............         215,363
    629,995    ROHM & HAAS CO ..................................          65,480
      3,557    RPM, INC ........................................              60
 20,000,000   oSA SA INTERNATIONAL HOLDINGS LTD ................           3,355
      2,300   oSANGSTAT MEDICAL CORP ...........................              72
        500    SANTEN PHARMACEUTICAL CO LTD ....................               5
        178   oSCHERER (R.P.) CORP .............................              16
    102,270    SCHERING AG .....................................          12,040
  5,287,112    SCHERING-PLOUGH CORP ............................         484,432
    556,077    SCHULMAN (A.), INC ..............................          10,878
    200,400   oSCOTTS CO (CLASS A) .............................           7,465
    740,000    SEKISUI CHEMICAL CO LTD .........................           3,786
    391,400   oSEQUUS PHARMACEUTICALS, INC .....................           4,452
     85,100   oSEROLOGICALS CORP ...............................           2,744
     59,700    SHERWIN-WILLIAMS CO .............................           1,978
  1,527,745    SHIN-ETSU CHEMICAL CO LTD .......................          26,418
      9,000   oSHOWA DENKO K.K .................................               9

                        See notes to financial statements.

                                                                         VALUE
     SHARES                                                              (000)
     ------                                                          -----------

              CHEMICALS AND ALLIED
               PRODUCTS--(CONTINUED)
      3,800    SIGMA ALDRICH CORP ..............................     $       133
        830    SIKA FINANZ AG. (BR) ............................             329
 15,661,528    SMITHKLINE BEECHAM/BECKMAN LTD ..................         191,150
  9,014,490    SNIA BDP S.P.A ..................................          11,064
     72,000    SOCIEDAD QUIMICA Y MINERA DE CHILE ADR ..........           2,412
    119,650    SOLVAY ET CIE S.A ...............................           9,486
     53,164    SOMMER-ALLIBERT .................................           2,763
        200   oSONUS PHARMACEUTICALS, INC ......................               2
        900    STEPAN CO .......................................              27
  2,013,000    SUMITOMO CHEMICAL CO LTD ........................           6,208
     34,500    SUPERFOS AS .....................................             928
     44,000   oSUPERGEN, INC ...................................             443
    453,000    TAISHO PHARMACEUTICAL CO LTD ....................           8,453
  2,382,000    TAKEDA CHEMICAL INDUSTRIES LTD ..................          63,329
      5,600   oTECHNE CORP .....................................             107
      1,000    TEIKOKU HORMONE MANUFACTURING ...................               6
    652,000    TERUMO CORP .....................................          10,335
     45,400   oTETRA TECHNOLOGIES, INC .........................             749
    210,200   oTHERATECH, INC ..................................           2,128
    143,000    TOSOH CORP ......................................             248
     31,500   oTRIANGLE PHARMACEUTICALS, INC ...................             469
      2,100   oTWINLAB CORP ....................................              92
      2,079    UCB S.A .........................................          10,786
  1,430,780    UNION CARBIDE CORP ..............................          76,368
    100,900   oU.S.A. DETERGENTS, INC ..........................           1,671
    171,200    VALSPAR CORP ....................................           6,784
     63,400   oVERTEX PHARMACEUTICALS, INC .....................           1,427
     96,000   oVICAL, INC ......................................           1,626
  5,481,700    WARNER-LAMBERT CO ...............................         380,293
  1,384,600   oWATSON PHARMACEUTICALS, INC .....................          64,644
    293,700    WELLMAN, INC ....................................           6,663
      7,209    WITCO CORP ......................................             211
    143,703   oXOMA CORP .......................................             692
    372,849    YAMANOUCHI PHARMACEUTICAL CO LTD ................           7,764
  2,013,279    ZENECA GROUP PLC ................................          86,397
     75,000    ZENECA GROUP PLC ADR ............................           3,291
     23,600   oZILA, INC .......................................             171
                                                                     -----------
                                                                      13,322,615
                                                                     -----------
              COAL MINING--0.01%
      5,497    ANGLO AMERICAN COAL CORP LTD ....................             256
    166,166    ARCH COAL, INC ..................................           4,133
    593,000    WANKIE COLLIERY CO LTD ..........................              99
    172,000    ZEIGLER COAL HOLDINGS CO ........................           2,946
                                                                     -----------
                                                                           7,434
                                                                     -----------
              COMMUNICATIONS--10.16%
     72,900   o@ENTERTAINMENT, INC .............................             802
  1,845,073   o360 COMMUNICATIONS CO ...........................          59,042
     57,200   oADELPHIA COMMUNICATIONS CORP (CLASS A) ..........           2,124
      9,300   oAERIAL COMMUNICATIONS, INC ......................              58
  4,509,415   oAIRTOUCH COMMUNICATIONS, INC ....................         263,519
    595,600    ALIANT COMMUNICATIONS, INC ......................          16,342
  2,142,830    ALLTEL CORP .....................................          99,642
    165,700   oAMERICAN MOBILE SATELLITE CORP ..................           1,616
     11,000   oAMERICAN TOWER SYSTEMS (CLASS A) ................             274
     13,125   #AMERICAN SATELLITE NETWORKS WTS 06/30/99 ........               0
 14,025,359    AMERITECH CORP ..................................         629,388
        230  #oANTENA 3 DE TELEVISION GDS ......................           6,232
    183,700   oARCH COMMUNICATIONS GROUP, INC ..................             723
    159,572   oASSOCIATED GROUP, INC (CLASS A) .................           6,542
    606,100   oASSOCIATED GROUP, INC (CLASS B) .................          24,092
 26,564,303    AT & T CORP .....................................       1,517,486
    119,100   oAT HOME CORP SERIES A ...........................           5,635
    968,900    BCE, INC ........................................          41,079
    456,242    BCE, INC (U.S.) .................................          19,476
 14,073,158    BELL ATLANTIC CORP ..............................         642,088
  7,644,410    BELLSOUTH CORP ..................................         513,131
     29,600   oBET HOLDINGS, INC (CLASS A) .....................           1,863
     80,155    BHC COMMUNICATIONS, INC (CLASS A) ...............          11,247
  1,793,909    BRITISH SKY BROADCASTING GROUP PLC ..............          12,885
 13,665,901   oBRITISH TELECOMMUNICATIONS PLC ..................         168,732
  3,620,337   oCABLE & WIRELESS COMMUNICATIONS PLC .............          36,636
    452,100   oCABLE & WIRELESS PLC ADR ........................          16,671
      9,125   oCABLE MICHIGAN, INC .............................             356
    581,900   oCABLEVISION SYSTEMS CORP (CLASS A) ..............          48,589
     18,799   oCANAL PLUS S.A ..................................           3,514
    478,846    CARLTON COMMUNICATIONS PLC ......................           4,274
  9,982,707    CBS CORP ........................................         316,951
     44,301   oCELLULAR COMMUNICATIONS
                INTERNATIONAL, INC .............................           2,210
     56,900   oCENTENNIAL CELLULAR CORP (CLASS A) ..............           2,123
     42,100   oCENTURY COMMUNICATIONS CORP (CLASS A) ...........             789
  1,135,000    CENTURY TELEPHONE ENTERPRISES, INC ..............          52,068
     17,200   oCFW COMMUNICATIONS CO ...........................             400
  2,940,800   oCHANCELLOR MEDIA CORP (CLASS A) .................         146,029
      1,392   oCHRIS CRAFT INDUSTRIES, INC .....................              76
  1,218,200    CIA DE TELECOMMUNICACIONES CHILE ADR ............          24,745
     26,895   oCIA TELECOM CHILE RTS ...........................               9
  1,674,500    CINCINNATI BELL, INC ............................          47,933
  1,206,426   oCLEAR CHANNEL COMMUNICATIONS, INC ...............         131,651
    635,000   oCOLT TELECOM GROUP PLC ..........................          25,454
    200,000   oCOLT TELECOM GROUP PLC ADR ......................          32,700
    706,800    COMCAST CORP (CLASS A) ..........................          28,095
  1,859,735    COMCAST CORP (CLASS A) SPECIAL ..................          75,494
      1,833   oCOMMONWEALTH TELEPHONE ENTERPRISES ..............              48
      1,800    COMSAT CORP SERIES 1 ............................              51
    215,883   oCORECOMM, INC ...................................           5,667
    647,389   oCOX COMMUNICATIONS, INC (CLASS A) ...............          31,358
      1,800   oCOX RADIO, INC (CLASS A) ........................              78
  4,224,400    DEUTSCHE TELEKOM AG .............................         115,615
    164,912   oDIMENSION DATA HOLDINGS LTD .....................             896
     53,600   oDYCOM INDUSTRIES, INC ...........................           1,809
    198,000   oE.SPIRE COMMUNCIATIONS, INC .....................           4,467
     15,800   oEMMIS BROADCASTING CORP (CLASS A) ...............             755
  1,800,000   oENERGIS PLC .....................................          27,405
    475,000   oESPRIT TELECOM GROUP PLC ADR ....................           8,728
     22,235   oEXCEL COMMUNICATIONS, INC .......................             510
  1,642,400    FRANCE TELECOM S.A ..............................         113,279
    524,400    FRONTIER CORP ...................................          16,519
     34,768    GAYLORD ENTERTAINMENT CO ........................           1,121
     43,750    GN STORE NORD AS--GN GREAT NORDIC ...............           1,336
    651,000   oGOLDTRON LTD ....................................              48
  7,541,312    GTE CORP ........................................         419,485
     49,300   oHEARST-ARGYLE TELEVISION, INC ...................           1,972
     33,300   oHEFTEL BROADCASTING CORP (CLASS A) ..............           1,490
    111,300   oHIGHWAYMASTER COMMUNICATIONS, INC ...............             473

                       See notes to financial statements.
                                      -21-

                                                                        VALUE
    SHARES                                                              (000)
    ------                                                           -----------

              COMMUNICATIONS--(CONTINUED)
  19,766,54    HONG KONG TELECOMMUNICATIONS LTD ................     $    37,117
    400,000   oHYPERION TELECOMMUNICATIONS, INC (CLASS A) ......           6,275
    613,925   oICG COMMUNICATIONS, INC .........................          22,447
    142,400   oIDT CORP ........................................           4,281
      2,000   oINTERMEDIA COMMUNICATIONS, INC ..................              84
      2,400   oIXC COMMUNICATIONS, INC .........................             116
     10,900   oJACOR COMMUNICATIONS, INC .......................             643
    214,700   oJACOR COMMUNICATIONS, INC WTS 09/18/01 ..........           1,503
      3,400   oJONES INTERCABLE, INC (CLASS A) .................              85
    832,418    KONINKLIJKE KPN NV ..............................          32,041
  2,699,872   oLIBERTY MEDIA GROUP (CLASS A) ...................         104,789
      1,800   oLORAL SPACE & COMMUNICATIONS LTD ................              51
 15,180,236    LUCENT TECHNOLOGIES, INC ........................       1,262,806
    163,100   oMAHANAGAR TELEPHONE NIGAM LTD GDR ...............           1,664
      2,150   oMASTEC, INC .....................................              51
  3,429,800    MCI COMMUNICATIONS CORP .........................         199,357
      2,700   oMCLEODUSA, INC (CLASS A) ........................             105
  3,760,746   oMEDIA ONE GROUP, INC ............................         165,238
  1,595,830    MEDIASET S.P.A ..................................          10,193
        723   oMILLICOM INTERNATIONAL CELLULAR S.A .............              32
    129,500   oNETCOM SYSTEMS AB SERIES B ......................           4,961
    247,100   oNEXTEL COMMUNICATIONS, INC (CLASS A) ............           6,147
    108,400   oNEXTLINK COMMUNICATIONS, INC ....................           4,106
     38,000    NIPPON COMSYS CORP ..............................             436
     28,706    NIPPON TELEGRAPH & TELEPHONE CORP ...............         237,851
        150    NIPPON TELEVISION NETWORK CORP ..................              43
    369,422   oNTL, INC ........................................          19,764
      7,000   oPACIFIC GATEWAY EXCHANGE, INC ...................             280
     75,000   oPAGEMART WIRELESS, INC (CLASS A) ................             680
     81,042   oPANAMSAT CORP ...................................           4,609
     22,680    PATHE S.A .......................................           4,445
     55,600   oPERPHONICS CORP .................................             698
    546,495    PORTUGAL TELECOM S.A ............................          28,966
     51,200   oPOWERTEL, INC ...................................             947
    110,216   oPREMIERE TECHNOLOGIES, INC ......................             914
    130,611   oQWEST COMMUNICATIONS INTERNATIONAL, INC .........           4,555
    129,200   oRCN CORP ........................................           2,503
  1,999,742    REED INTERNATIONAL PLC ..........................          18,084
    131,600   oROGERS COMMUNICATIONS, INC (CLASS B) ............           1,172
    125,000   oRSL COMMUNICATIONS LTD (CLASS A) ................           3,750
 24,511,359    SBC COMMUNICATIONS, INC .........................         980,454
  6,750,200   oSINGAPORE TELECOMMUNICATIONS LTD ................           9,589
    280,920    SIRTI S.P.A .....................................           1,529
          1    SK TELECOM CO ...................................               0
    908,900   oSKYTEL COMMUNICATIONS, INC ......................          21,274
    280,100   oSMARTALK TELESERVICES, INC ......................           4,079
     37,000    SOCIETE TELEVISION FRANCAISE 1 ..................           5,734
    214,900    SOUTHERN NEW ENGLAND
                TELECOMMUNICATIONS CORP ........................          14,076
  2,658,801    SPRINT CORP .....................................         187,445
    142,615   oSTAR TELECOMMUNICATIONS, INC ....................           3,191
     70,000   oSTET HELLAS TELECOMMUNICATIONS S.A. ADR .........           2,905
    287,300    TCA CABLE TV, INC ...............................          17,238
  1,034,049   oTCI SATELLITE ENTERTAINMENT (CLASS A) ...........           6,075
     40,900   oTEL-SAVE HOLDINGS, INC ..........................             603
 37,818,696    TELECOM ITALIA MOBILE S.P.A .....................         203,326
    220,700    TELE DANMARK AS (CLASS B) .......................          21,181
    134,700   oTELE-COMMUNICATIONS INTERNATIONAL (CLASS A) .....           2,707
  4,282,930   oTELE-COMMUNICATIONS, INC (CLASS A) ..............         164,625
  5,230,000    TELEBRAS S.A ....................................             414
    490,000   oTELEC DE SAO PAULO S.A ..........................              74
     50,000    TELECEL-COMUNICACAOES PESSOAIS ..................           8,879
     41,700    TELECOM ARGENTINA S.A. (CLASS B) ................             246
  7,792,460    TELECOM CORP OF NEW ZEALAND .....................          32,118
 16,454,681    TELECOM ITALIA ..................................         121,219
  2,752,934   oTELECOM-TCI VENTURES GROUP (CLASS A) ............          55,231
  3,056,899    TELEFONICA DE ESPANA S.A ........................         141,571
  2,290,000    TELEFONOS DE MEXICO S.A. SERIES L ...............           5,505
    118,700   oTELEGROUP, INC ..................................           1,098
  2,978,500    TELEKOM MALAYSIA BERHAD .........................           5,027
     37,300   oTELEMUNDO GROUP, INC (CLASS A) ..................           1,588
        246    TELEPHONE & DATA SYSTEMS, INC ...................              10
      1,918   oTELEPORT COMMUNICATIONS GROUP, INC (CLASS A) ....             104
  1,593,700    TELEVISION BROADCASTS LTD .......................           4,216
  8,164,606    TELSTRA CORP LTD (P/P) ..........................          20,933
    231,700    TELUS CORP ......................................           5,995
    489,000    TOKYO BROADCASTING SYSTEMS, INC .................           5,461
     53,300   oTRANSACTION NETWORK SERVICES, INC ...............           1,123
      3,500   oU.S. CELLULAR CORP ..............................             108
    111,300   oUNITED INTERNATIONAL HOLDINGS, INC ..............           1,781
    342,400    UNITED TELEVISION, INC ..........................          39,205
    116,600   oUNITED VIDEO SATELLITE GROUP, INC ...............           4,620
      1,300   oUNIVISION COMMUNICATIONS, INC ...................              48
    140,700   oU.S. SATELLITE BROADCASTING, INC (CLASS A) ......           1,644
  3,944,909    U.S. WEST, INC ..................................         185,411
    303,334   oU.S.A. NETWORKS, INC ............................           7,621
     87,900   oVANGUARD CELLULAR SYSTEMS, INC ..................           1,659
    454,487   oVIACOM, INC (CLASS A) ...........................          26,587
  2,176,365   oVIACOM, INC (CLASS B) ...........................         126,773
    147,686   oVIACOM, INC (CLASS B) WTS 07/07/99 ..............             471
    928,700   oVIATEL, INC .....................................          15,788
     54,750   oVIDESH SANCHAR NIGAM LTD (SPONS GDR) ............             567
  5,246,137    VODAFONE GROUP PLC ..............................          66,568
     30,400   oWEST TELESERVICES CORP ..........................             369
     67,800   oWESTERN WIRELESS CORP (CLASS A) .................           1,352
     39,900   oWINSTAR COMMUNICATIONS, INC .....................           1,713
 18,504,317   oWORLDCOM, INC ...................................         896,303
                                                                     -----------
                                                                      11,423,115
                                                                     -----------
              DEPOSITORY INSTITUTIONS--10.40%
  3,768,916    ABN-AMRO HOLDINGS NV ............................          88,192
    193,799    ABSA GROUP LTD ..................................           1,217
      9,900    AFFILIATED COMMUNITY BANCORP, INC ...............             360
     21,000    ALBANK FINANCIAL CORP ...........................           1,482
    415,095    ALLIED IRISH BANK ...............................           6,001
    904,300    ALLIED IRISH BANK PLC ...........................          13,056
        221    ALLIED IRISH BANK PLC (SPONS ADR) ...............              19
     94,300   oAMCORE FINANCIAL, INC ...........................           2,263
    874,105    AMSOUTH BANCORP .................................          34,363
    272,300    ANCHOR BANCORP WISCONSIN, INC ...................          10,637
     13,200   oAREA BANCSHARES CORP ............................             449
  1,662,044    ARGENTARIA S.A ..................................          37,346
  6,201,486    ASAHI BANK LTD ..................................          27,256
    671,000    ASHIKAGA BANK LTD ...............................             836
  1,195,216    ASSOCIATED BANC-CORP ............................          44,970
    463,700    ASTORIA FINANCIAL CORP ..........................          24,808
  1,653,808    AUSTRALIAN & NEW ZEALAND
                BANKING GROUP LTD ..............................          11,410

                     See notes to financial statements.
                                      -22-

                                                                        VALUE
    SHARES                                                              (000)
    ------                                                           -----------

              DEPOSITORY INSTITUTIONS--(CONTINUED)
  6,988,879    BANC ONE CORP ...................................     $   390,067
  8,435,090   oBANCA COMMERCIALE ITALIANA S.P.A ................          50,481
    700,000   oBANCA FIDEURAM S.P.A ............................           3,994
    896,420    BANCA INTESA RISP S.P.A .........................           2,645
  1,834,210    BANCA INTESA S.P.A ..............................          10,270
  1,800,000   oBANCA POPOLARE DI BRESCIA .......................          34,050
  1,350,500   oBANCA POPOLARE DI MILANO ........................          10,759
     64,880   oBANCO AMBROSIANO VENETO RISP WTS 05/31/02 .......              45
    843,540   oBANCO AMBROSIANO VENETO WTS 05/31/02 ............           1,031
  1,702,261    BANCO BILBAO VIZCAYA S.A. (REGD) ................          87,508
  1,251,442    BANCO CENTRALE HISPANOAMERICANO S.A .............          39,401
     57,205   oBANCO CENTRALE HISPANOAMERICANO S.A. NEW ........           1,791
    227,732    BANCO COMERCIAL PORTUGUES S.A. (REGD) ...........           6,467
     38,600    BANCO DE A. EDWARDS S.P.A. ADR ..................             548
      4,700   oBANCO DE GALICIA BUENOS AIRES ADR ...............              86
    232,001   oBANCO DE GALICIA BUENOS AIRES S.A. SERIES A .....           1,044
  7,500,000   oBANCO DI NAPOLI .................................          10,282
     31,687  #oBANCO ESPIRITO SANTO BABY SHS ...................             930
    106,400    BANCO ESPIRITO SANTO E COMERCIAL ................           3,195
    129,261   oBANCO FRANCES S.A ...............................             977
    165,000   oBANCO INTERCONTINENTAL ESPANOLA S.A. ............          10,724
  3,559,784   oBANCO SANTANDER S.A .............................          91,266
    175,000    BANCO SANTIAGO ADR ..............................           2,931
     67,000    BANCO TOTTA & ACORES S.A. (REGD) ................           2,031
    163,300    BANCORPSOUTH, INC ...............................           3,429
    105,344    BANK AUSTRIA AG .................................           8,568
    116,908  #oBANK AUSTRIA AG. RTS ............................             119
  1,558,990   oBANK OF EAST ASIA LTD ...........................           1,690
    528,700    BANK OF MONTREAL ................................          29,121
  2,741,536    BANK OF N.Y. CO, INC ............................         166,377
    979,844    BANK OF NOVA SCOTIA .............................          24,253
      1,900    BANK OF OKINAWA LTD .............................              34
  9,817,830    BANK OF TOKYO MITSUBISHI LTD ....................         103,913
  3,170,000    BANK OF YOKOHAMA LTD ............................           7,766
      3,000   oBANK PLUS CORP ..................................              37
    179,600    BANK UNITED CORP (CLASS A) ......................           8,598
  8,144,455    BANKAMERICA CORP ................................         703,986
    137,550    BANKATLANTIC BANCORP, INC (CLASS A) .............           1,625
     15,100    BANKATLANTIC BANCORP, INC (CLASS B) .............             194
  2,828,200    BANKBOSTON CORP .................................         157,319
  1,576,818    BANKERS TRUST CORP ..............................         183,009
     67,400   oBANKNORTH GROUP, INC ............................           2,494
    883,184   oBANQUE NATIONALE DE PARIS .......................          72,162
  3,959,240    BARCLAYS PLC ....................................         114,152
    825,802   oBAY VIEW CAPITAL CORP ...........................          26,219
    619,500   oBAYERISCHE HYPOTHEKEN-UND WECHSEL-BANK ..........          39,264
  1,137,110   oBAYERISCHE VEREINSBANK AG .......................          96,387
    718,476    BB&T CORP .......................................          48,587
    520,000   oBHF-BANK AG .....................................          19,792
     90,800    BPI-SGPS S.A. (REGD) ............................           2,930
     37,840    BRENTON BANKS, INC ..............................             773
     12,900    BSB BANCORP, INC ................................             390
      2,000   oBT FINANCIAL CORP ...............................              53
     73,900   oCALIFORNIA FEDERAL BANK (SCLP) ..................           1,589
    146,220   oCALIFORNIA FEDERAL BANK GOODWILL CERT ...........           2,888
    911,859    CANADIAN IMPERIAL BANK OF COMMERCE ..............          29,329
     22,400    CAROLINA FIRST CORP .............................             568
    194,900    CCB FINANCIAL CORP ..............................          20,708
     85,800    CENTURA BANKS, INC ..............................           5,363
  3,792,390    CHARTER ONE FINANCIAL, INC ......................         127,756
  7,884,499    CHASE MANHATTAN CORP ............................         595,280
  1,596,540    CHIBA BANK LTD ..................................           5,521
     66,050   oCHITTENDEN CORP .................................           2,312
    591,900    CHRISTIANIA BANK OG KREDITKASSE .................           2,476
  4,773,983    CITICORP CO .....................................         712,517
     11,500    CITIZENS BANCSHARES, INC (OHIO) .................             380
     47,800    CITIZENS BANKING CORP (MICHIGAN) ................           1,607
     30,300    CITY NATIONAL CORP ..............................           1,119
     44,351    CNB BANCSHARES, INC .............................           2,129
    154,400    COLONIAL BANCGROUP, INC .........................           4,979
  1,717,474    COMERICA, INC ...................................         113,783
    214,626    COMMERCE BANCORP, INC ...........................          12,556
    148,060    COMMERCE BANCSHARES, INC ........................           7,227
      3,305    COMMERCIAL FEDERAL CORP .........................             105
    817,000    COMMONWEALTH BANK OF AUSTRALIA LTD ..............           9,532
     48,600    COMMUNITY BANK SYSTEM, INC ......................           1,522
    285,900    COMMUNITY FIRST BANKSHARES, INC .................           7,487
     38,800    COMMUNITY TRUST BANCORP, INC ....................           1,290
    755,400    COMPASS BANCSHARES, INC .........................          34,087
    945,455   oCONCORD EFS, INC ................................          24,700
     29,900    CORUS BANKSHARES, INC ...........................           1,203
    240,279    CREDIT COMMERCIAL DE FRANCE S.A .................          20,229
 10,427,860    CREDITO ITALIANO S.P.A ..........................          54,629
    998,735    CRESTAR FINANCIAL CORP ..........................          54,493
    312,100    CULLEN FROST BANKERS, INC .......................          16,931
     44,900    D & N FINANCIAL CORP ............................           1,204
  1,500,000    DAO HENG BANK GROUP LTD .........................           2,129
     63,700    DEN DANSKE BANK AF 1871 .........................           7,642
    702,000    DEN NORSKE BANK ASA .............................           3,678
  1,206,500   oDEUTSCHE BANK AG ................................         102,001
    710,325    DEVELOPMENT BANK OF SINGAPORE LTD (FR) ..........           3,931
  1,202,300    DIME BANCORP, INC ...............................          35,994
     38,295    DOWNEY FINANCIAL CORP ...........................           1,252
  1,593,340    DRESDNER BANK AG ................................          86,067
     20,000  #oEAST-WEST BANKING CORP ..........................             200
     90,800    F & M NATIONAL CORP .............................           2,633
     14,380    F.N.B. CORP .....................................             480
    948,128    FIFTH THIRD BANCORP .............................          59,732
    339,938    FIRST AMERICAN CORP .............................          16,360
  2,528,037    FIRST CHICAGO NBD CORP ..........................         224,047
     10,900    FIRST CITIZENS BANCSHARES, INC (CLASS A) ........           1,091
      4,200    FIRST COLORADO BANCORP, INC .....................             117
        768    FIRST COMMERCIAL CORP ...........................              53
     75,800    FIRST COMMONWEALTH FINANCIAL CORP ...............           2,141
     16,000    FIRST FEDERAL CAPITAL CORP ......................             287
     11,900    FIRST FINANCIAL BANCORP .........................             308
    322,200    FIRST HAWAIIAN, INC .............................          11,720
      6,000    FIRST INDIANA CORP ..............................             157
    314,600    FIRST MIDWEST BANCORP, INC ......................          13,833
      6,400   oFIRST REPUBLIC BANK .............................             231
     50,000    FIRST SAVINGS BANK OF WASHINGTON BANCORP ........           1,263
  1,874,568    FIRST SECURITY CORP .............................          40,127
      1,700   oFIRST SOURCE BANCORP, INC .......................              16
      4,800    FIRST SOURCE CORP ...............................             172
  1,203,800    FIRST TENNESSEE NATIONAL CORP ...................          37,995
     12,900   oFIRST UNITED BANCSHARES, INC ....................             630
    460,625    FIRST VIRGINIA BANKS, INC .......................          23,549
     13,704    FIRST WESTERN BANCORP, INC ......................             403

                       See notes to financial statements.
                                      -23-

                                                                         VALUE
    SHARES                                                               (000)
    ------                                                               -----

              DEPOSITORY INSTITUTIONS--(CONTINUED)
  1,699,000    FIRSTAR CORP ....................................     $    64,562
     17,300   oFIRSTBANK OF ILLINOIS CO ........................             727
    165,700    FIRSTBANK PUERTO RICO ...........................           4,308
    170,200   oFIRSTFED FINANCIAL CORP .........................           8,850
    417,100    FIRSTMERIT CORP .................................          12,148
  4,824,079    FLEET FINANCIAL GROUP, INC ......................         402,811
    453,000    FORENINGSSPARBANKEN AB ..........................          13,633
    257,771    FRANCHISE FINANCE CORP OF AMERICA ...............           6,686
  5,690,334    FUJI BANK LTD ...................................          25,378
    139,050    FULTON FINANCIAL CORP ...........................           3,528
     40,200    GBC BANCORP .....................................           1,065
        922   oGENERALE DE BANQUE NPV (STRIP VVPR) .............               0
     22,273    GENERALE DE BANQUE S.A ..........................          16,535
    479,000   oGENTRA, INC .....................................           1,212
    731,200   oGOLDEN STATE BANCORP, INC .......................          21,753
    731,200   oGOLDEN STATE BANCORP, INC
                LIT WTS 01/01/01 ...............................           3,885
    650,800    GOLDEN WEST FINANCIAL CORP ......................          69,188
     21,300   oGRAND PREMIER FINANCIAL, INC ....................             341
    176,300    GREENPOINT FINANCIAL CORP .......................           6,633
    159,506   oGRUPO FINANCIERO BANAMEX
                ACCIVAL S.A. DE CV SERIES L ....................             263
    665,000    GUNMA BANK LTD ..................................           4,499
  3,591,332    H.F. AHMANSON & CO ..............................         254,985
      6,400   oHAMILTON BANCORP, INC ...........................             231
     21,400    HANCOCK HOLDING CO ..............................           1,134
  2,281,259    HANG SENG BANK LTD ..............................          12,895
      6,009    HARBOR FLORIDA BANCSHARES, INC ..................              72
      2,500    HARRIS FINANCIAL, INC ...........................              55
     19,500    HERITAGE FINANCIAL SERVICES, INC ................             670
     11,739    HIBERNIA CORP (CLASS A) .........................             237
    205,000    HIGO FAMILY BANK LTD ............................             923
  1,199,000    HOKURIKU BANK LTD ...............................           1,555
  3,528,987   oHSBC HOLDINGS PLC ...............................          85,495
  2,517,135   oHSBC HOLDINGS PLC (HONG KONG) ...................          61,559
  1,640,282   oHSBC HOLDINGS LTD (U.K.) ........................          41,627
    397,111    HUBCO, INC ......................................          14,222
  1,096,088    HUNTINGTON BANCSHARES, INC ......................          36,719
     19,800    IBS FINANCIAL CORP ..............................             376
  1,159,016   oIMPERIAL BANCORP ................................          34,770
     89,900    INDEPENDENT BANK CORP ...........................           1,742
  3,815,223    INDUSTRIAL BANK OF JAPAN LTD ....................          23,915
  4,107,020    INSTITUTO BANCARIO SAN PAOLO DI TURINO ..........          59,309
     25,400    INVESTEC GROUP LTD ..............................             992
     22,200    IRWIN FINANCIAL CORP ............................             645
  2,960,930   oISTITUTO MOBILIARE ITALIANO S.P.A ...............          46,676
  1,934,305    JOYO BANK .......................................           7,136
     12,800    JSB FINANCIAL, INC ..............................             750
  5,768,838    KEYCORP .........................................         205,515
    120,532    KEYSTONE FINANCIAL, INC .........................           4,460
 13,033,128   oLLOYDS TSB GROUP PLC ............................         182,338
    317,200    LONG ISLAND BANCORP, INC ........................          19,270
     32,296    M & T BANK CORP .................................          17,892
    195,200    MAF BANCORP, INC ................................           7,100
    361,100    MAGNA GROUP, INC ................................          20,402
     30,600    MAINSTREET FINANCIAL CORP .......................             903
  2,064,200    MALAYAN BANKING BERHAD ..........................           2,080
    542,858    MARSHALL & ILSLEY CORP ..........................          27,720
    207,350    MARYLAND FEDERAL BANCORP ........................           8,216
  3,514,843    MBNA CORP .......................................         115,990
  1,793,036    MELLON BANK CORP ................................         124,840
    872,888    MERCANTILE BANCORP, INC .........................          43,972
    348,039    MERCANTILE BANKSHARES CORP ......................          12,116
  2,172,265   oMERITA LTD ......................................          14,333
      8,000    MICHINOKU BANK LTD ..............................              40
     36,900   oMID-AM, INC .....................................             932
      5,000    MISSISSIPPI VY BANCSHARES .......................             198
  2,520,000    MITSUBISHI TRUST & BANKING CORP .................          21,407
  2,255,000    MITSUI TRUST & BANKING CO LTD ...................           5,313
  1,597,243    MORGAN (J.P.) & CO, INC .........................         187,077
  4,393,852    NATIONAL AUSTRALIA BANK LTD .....................          57,960
     25,400    NATIONAL BANCORP OF ALASKA, INC .................             784
    639,200    NATIONAL BANK OF CANADA .........................          12,496
      7,400   oNATIONAL CITY BANCSHARES, INC ...................             298
  2,632,280    NATIONAL CITY CORP ..............................         186,892
      1,100    NATIONAL COMMERCE BANCORP .......................              46
     23,526   oNATIONAL PROCESSING, INC ........................             251
  2,580,000   oNATIONAL WESTMINSTER BANK PLC ...................          46,104
  9,492,955    NATIONSBANK CORP ................................         726,211
     10,933    NBT BANCORP, INC ................................             277
  1,817,792    NORTH FORK BANCORP, INC .........................          44,422
  1,169,043    NORTHERN TRUST CORP .............................          89,140
     30,600    NORTHWEST BANCORP, INC ..........................             484
  4,889,236    NORWEST CORP ....................................         182,735
     40,800   oOCEAN FINANCIAL CORP ............................             780
     13,200    OCWEN ASSET INVESTMENT ..........................             219
     91,400   oOCWEN FINANCIAL CORP ............................           2,456
    851,237    OLD KENT FINANCIAL CORP .........................          30,618
     46,270    OLD NATIONAL BANCORP ............................           2,209
      1,400    OMEGA FINANCIAL CORP ............................              51
    191,650    ONE VALLEY BANCORP, INC .........................           6,971
     27,800    ORIENTAL FINANCIAL GROUP ........................           1,025
  1,131,384    OVERSEAS-CHINESE BANKING CORP LTD (FR) ..........           3,851
  1,166,100    PACIFIC CENTURY FINANCIAL CORP ..................          27,986
    316,715   oPARIBAS S.A .....................................          33,893
     60,806    PEOPLES BANCORP, INC ............................             608
      1,150    PEOPLES BANK OF BRIDGEPORT CO ...................              40
      9,600    PEOPLES FIRST CORP ..............................             336
  1,162,986    PEOPLES HERITAGE FINANCIAL
                GROUP, INC .....................................          27,476
     26,900   oPFF BANCORP, INC ................................             501
  2,872,164    PNC BANK CORP ...................................         154,558
    435,470    POPULAR, INC ....................................          28,959
      9,700    PREMIER BANCSHARES, INC .........................             257
    440,076    PROVIDENT BANKSHARES CORP .......................          12,982
    163,100    PROVIDENT FINANCIAL GROUP .......................           7,441
  3,409,424    PUBLIC BANK BERHAD (FR) .........................           1,028
    272,532    PUBLIC BANK BERHAD (LR) .........................              81
      7,400    QUEENS COUNTY BANCORP, INC ......................             323
  1,376,004    REGIONS FINANCIAL CORP ..........................          56,502
     19,500    RELIANCE BANCORP, INC ...........................             747
    425,712    REPUBLIC BANCORP, INC ...........................           8,035
  1,347,650    REPUBLIC NEW YORK CORP ..........................          84,818
  1,241,600    RHB CAPITAL BERHAD ..............................             506
     78,000   oRHB CAPITAL BERHAD WTS 12/28/99 .................               8
     19,500    RHB SAKURA MERCHANT BANKERS BERHAD ..............               5
        400    RIGGS NATIONAL CORP .............................              12
     10,100   oROSLYN BANCORP, INC .............................             225
    666,905    ROYAL BANK OF CANADA ............................          40,134
  1,791,350    ROYAL BANK OF SCOTLAND PLC ......................          31,084
     12,400    S & T BANCORP, INC ..............................             685
 10,195,000    SAKURA BANK LTD .................................          26,444
      9,000   oSANTA BARBARA BANCORP CALIFORNIA ................             259
    560,765    SANWA BANK LTD ..................................           5,014
    319,000    SEVENTY-SEVEN (77) BANK LTD .....................           2,666
  1,614,000    SHIZUOKA BANK LTD ...............................          17,327
     49,800   oSILICON VALLEY BANCSHARES .......................           1,773
  1,598,665    SKANDIA FORSAKRINGS AB ..........................          22,853
  1,422,870   oSKANDINAVISKA ENSKILDA BANKEN SERIES A ..........          24,354

                       See notes to financial statements.
                                      -24-

                                                                         VALUE
    SHARES                                                               (000)
    ------                                                               -----

              DEPOSITORY INSTITUTIONS--(CONTINUED)
    384,248   oSOCIETE GENERALE S.A ............................     $    79,888
  1,844,995    SOUTHTRUST CORP .................................          80,257
     29,400   oSOUTHWEST BANCORP OF TEXAS, INC .................             553
  1,348,172    SOVEREIGN BANCORP, INC ..........................          22,034
    141,200    ST. FRANCIS CAPITAL CORP ........................           5,472
    849,282    ST. GEORGE BANK LTD .............................           5,491
    649,637    ST. PAUL BANCORP, INC ...........................          14,678
    216,391    STAR BANC CORP ..................................          13,822
    914,200    STATE STREET CORP ...............................          63,537
     16,300    STERLING BANCSHARES, INC ........................             257
  6,864,550    SUMITOMO BANK LTD ...............................          66,770
        900    SUMITOMO BANK OF CALIFORNIA .....................              34
    658,259    SUMMIT BANCORP ..................................          31,267
  1,100,880    SUNTRUST BANKS, INC .............................          89,515
     51,700    SUSQUEHANNA BANCSHARES, INC .....................           1,932
    382,800   oSVENSKA HANDELSBANKEN SERIES A ..................          17,760
    209,500   oSVENSKA HANDELSBANKEN SERIES B FREE .............           9,194
      3,730   oSWISS BANK CORP (REGD) WTS 06/30/00 .............              87
    594,862    SYNOVUS FINANCIAL CORP ..........................          14,128
    855,600    TCF FINANCIAL CORP ..............................          25,240
     87,500    TEXAS REGIONAL BANCSHARES, INC (CLASS A) ........           2,866
  3,466,609    TOKAI BANK LTD ..................................          19,082
     25,100    TORONTO DOMINION BANK ...........................           1,135
     26,900   oTR FINANCIAL CORP ...............................           1,126
     29,900   oTRANS FINANCIAL, INC ............................           1,716
     52,800    TRIANGLE BANCORP, INC ...........................           1,657
      6,900   oTRUST CO OF N.J. (THE) ..........................             186
     72,400    TRUSTCO BANK CORP ...............................           1,901
     28,300    TRUSTMARK CORP ..................................             621
  5,429,430    U.S. BANCORP ....................................         233,465
    108,669    U.S. TRUST CORP .................................           8,286
     32,665    UMB FINANCIAL CORP ..............................           1,617
     64,100    UNI BANKDANMARK AS (CLASS A) ....................           5,760
    450,126   oUNION BANK OF SWITZERLAND AG (REGD) .............         167,373
  1,042,095    UNION PLANTERS CORP .............................          61,288
    121,400    UNIONBANCAL CORP ................................          11,715
     53,000    UNITED BANKSHARES, INC ..........................           1,809
    922,890    UNITED OVERSEAS BANK LTD (FR) ...................           2,868
     21,000    USBANCORP, INC ..................................           1,624
    950,700    UST CORP ........................................          25,194
    259,525    VALLEY NATIONAL BANCORP .........................           7,526
    114,700    VERMONT FINANCIAL SERVICES CORP .................           3,147
  1,225,512    WACHOVIA CORP ...................................         103,556
    789,082    WASHINGTON FEDERAL, INC .........................          21,798
  3,514,430    WASHINGTON MUTUAL, INC ..........................         152,658
    411,184    WEBSTER FINANCIAL CORP ..........................          13,672
  1,013,081    WELLS FARGO & CO ................................         373,827
     21,400    WESBANCO, INC ...................................             575
     11,100    WEST COAST BANCORP (OREGON) .....................             273
    144,700   oWESTAMERICA BANCORP .............................           4,648
        800    WESTCORP ........................................              11
     23,000    WESTERN BANCORP .................................             970
     24,000   oWESTERNBANK PUERTO RICO .........................             405
  7,275,742    WESTPAC BANKING CORP ............................          44,383
    130,650    WHITNEY HOLDINGS CORP ...........................           6,630
    138,900    WILMINGTON TRUST CORP ...........................           8,456
    333,302    WING LUNG BANK LTD ..............................             774
     18,600    WSFS FINANCIAL CORP .............................             381
    367,000    YAMAGUCHI BANK LTD ..............................           4,707
  4,948,000   oYASUDA TRUST & BANKING CO LTD ...................           4,635
    124,500    ZIONS BANCORP ...................................           6,614
                                                                     -----------
                                                                      11,696,027
                                                                     -----------
              EATING AND DRINKING PLACES--0.61%
     63,802    ACCOR S.A .......................................          17,855
    427,400    APPLE SOUTH, INC ................................           5,583
    480,457   oAPPLEBEES INTERNATIONAL, INC ....................          10,750
    631,182    BOB EVANS FARMS, INC ............................          13,373
      1,300   oBOSTON CHICKEN, INC .............................               2
    887,293   oBRINKER INTERNATIONAL, INC ......................          17,080
    759,600   oBUFFETS, INC ....................................          11,916
    827,928    CKE RESTAURANTS, INC ............................          34,152
     53,225   oCONSOLIDATED PRODUCTS, INC ......................           1,124
    206,825    CRACKER BARREL OLD COUNTRY STORE, INC ...........           6,567
  1,948,200    DARDEN RESTAURANTS, INC .........................          30,928
     49,750   oDAVE & BUSTERS, INC .............................           1,238
      1,800   oEINSTEIN/NOAH BAGEL CORP ........................               8
    718,300   oFOODMAKER, INC ..................................          12,121
    202,984    FRISCHS RESTAURANTS, INC ........................           2,309
      2,000    FUJITA KANKO, INC ...............................              16
     11,000   oIHOP CORP .......................................             455
    243,700    INTERNATIONAL MULTIFOODS CORP ...................           6,702
     38,400   oLANDRYS SEAFOOD RESTAURANTS, INC ................             695
      1,500   oLONE STAR STEAKHOUSE & SALOON, INC ..............              21
    322,391    LUBYS CAFETERIA, INC ............................           5,662
  4,520,500    MCDONALDS CORP ..................................         311,915
     50,590    MORRISON HEALTH CARE, INC .......................             961
    251,800   oNPC INTERNATIONAL, INC ..........................           3,085
    329,300   oOUTBACK STEAKHOUSE, INC .........................          12,843
     80,000    OVERSEAS UNION ENTERPRISES LTD ..................             118
     21,790   oOVERSEAS UNION ENTERPRISES LTD WTS 07/20/98 .....               0
    266,800   oPAPA JOHNS INTERNATIONAL, INC ...................          10,522
    513,594    PICCADILLY CAFETERIAS, INC ......................           6,613
      6,300   oPLANET HOLLYWOOD, INC (CLASS A) .................              44
    274,350   oRAINFOREST CAFE, INC ............................           3,807
     70,800   oRARE HOSPITALITY INTERNATIONAL, INC .............           1,040
    489,872    RUBY TUESDAY, INC ...............................           7,593
     11,450   oRYANS FAMILY STEAK HOUSES, INC ..................             117
    231,375   oSBARRO, INC .....................................           6,276
      3,300   oSCOTTS RESTAURANTS, INC .........................              12
  2,727,500    SHANGRI-LA ASIA LTD .............................           1,760
      7,878   oSHONEYS, INC ....................................              28
    263,000   oSHOWBIZ PIZZA TIME, INC .........................          10,602
    294,624  xoSIZZLER INTERNATIONAL, INC ......................             810
    332,575   oSONIC CORP ......................................           7,441
    205,600   oSPAGHETTI WAREHOUSE, INC ........................           1,645
     31,300    TCBY ENTERPRISES, INC ...........................             288
     75,350   oTHE CHEESECAKE FACTORY CO .......................           1,705
  1,107,000  +oTPI ENTERPRISES, INC ............................               3
  1,381,171   oTRICON GLOBAL RESTAURANTS, INC ..................          43,766
    389,348   oU.S. FOODSERVICE, INC ...........................          13,652
    297,600   oVICORP RESTAURANTS, INC .........................           4,576
  2,431,369    WENDYS INTERNATIONAL, INC .......................          57,137
                                                                     -----------
                                                                         686,916
                                                                     -----------
              EDUCATIONAL SERVICES--0.03%
    731,062   oAPOLLO GROUP, INC (CLASS A) .....................          24,171
     97,291   oBERLITZ INTERNATIONAL, INC ......................           2,627
    165,600   oCOMPUTER LEARNING CENTERS, INC ..................           4,119
     50,100   oDEVRY, INC ......................................           1,099
      4,400   oEDUCATION MANAGEMENT CORP .......................             145
        900   oLEARNING TREE INTERNATIONAL, INC ................              18
    119,625   oSYLVAN LEARNING SYSTEMS, INC ....................           3,918
                                                                     -----------
                                                                          36,097
                                                                     -----------

                       See notes to financial statements.
                                      -25-

                                                                         VALUE
    SHARES                                                               (000)
    ------                                                               -----

              ELECTRIC, GAS, AND SANITARY
               SERVICES--3.73%
  1,404,200   oAES CORP ........................................     $    73,808
    556,600    AGL RESOURCES, INC ..............................          11,062
    318,654   oAGUAS DE BARCELONA S.A ..........................          17,796
  1,627,500    ALLEGHENY ENERGY, INC ...........................          49,028
    431,600   oALLIED WASTE INDUSTRIES, INC ....................          10,358
    765,981    AMEREN CORP .....................................          30,448
     94,700   oAMERICAN DISPOSAL SERVICES, INC .................           4,439
    176,685   oAMERICAN ECOLOGY CORP ...........................             221
    635,397    AMERICAN ELECTRIC POWER CO, INC .................          28,831
  1,018,700   oAMERICAN STANDARD COS, INC ......................          45,523
    139,736    AMERICAN WATER WORKS CO, INC ....................           4,332
    165,700    ANGLIAN WATER PLC ...............................           2,322
     11,800   oAQUARION CO .....................................             403
      1,500   oAQUILA GAS PIPELINE CORP ........................              18
    183,749    ATMOS ENERGY CORP ...............................           5,604
  2,189,224    BALTIMORE GAS & ELECTRIC CO .....................          68,003
      7,100   oBAY STATE GAS CO ................................             272
     35,186    BEC ENERGY ......................................           1,460
    140,000   oBERLINER KRAFT-UND LICHT (BEWAG) AG .............           5,972
    396,954   oBLACK HILLS CORP ................................           9,130
    500,000    BRITISH ENERGY PLC ..............................           4,371
  2,413,906    BROWNING FERRIS INDUSTRIES, INC .................          83,883
     28,000   oBSES LTD-SPONSORED GDR ..........................             289
    306,800   oCALENERGY, INC ..................................           9,223
     42,900   oCALIFORNIA WATER SERVICE GROUP ..................           1,078
      4,200   oCALPINE CORP ....................................              85
    992,636    CAROLINA POWER & LIGHT CO .......................          43,056
105,677,660   oCENTRAIS GERADORAS DO SUL (BR) ..................             144
  1,698,000    CENTRAL & SOUTH WEST CORP .......................          45,634
    131,000    CENTRAL HUDSON GAS & ELECTRIC CORP ..............           5,993
    190,399    CENTRAL MAINE POWER CO ..........................           3,713
    165,000    CHILECTRA S.A. ADR ..............................           3,589
  4,268,702   oCIA PAULISTA DE FORCA & LUZ .....................             436
     32,200    CILCORP, INC ....................................           1,546
  2,073,398    CINERGY CORP ....................................          72,569
      3,461   oCITIZENS UTILITIES CO (CLASS B) .................              33
    463,240   oCLEAN HARBORS, INC ..............................             912
    322,964    CLECO CORP ......................................           9,608
  3,151,120    CLP HOLDINGS LTD ................................          14,355
    394,700    CMS ENERGY CORP .................................          17,367
    918,037    COASTAL CORP ....................................          64,090
     18,400    COLONIAL GAS CO .................................             527
    129,800    COMMONWEALTH ENERGY SYSTEM CO ...................           4,900
  1,077,775    CONECTIV, INC ...................................          22,094
     62,012    CONECTIV, INC (CLASS A) .........................           2,248
     28,300    CONNECTICUT ENERGY CORP .........................             789
  1,169,200    CONSOLIDATED EDISON CO OF N.Y., INC .............          53,856
     24,400   oCTG RESOURCES, INC ..............................             573
    105,600    DAISEKI CO LTD ..................................             624
  2,275,500    DOMINION RESOURCES, INC .........................          92,727
    792,075    DPL, INC ........................................          14,356
    763,793    DQE, INC ........................................          27,497
  1,900,218    DTE ENERGY CO ...................................          76,721
  2,024,924    DUKE ENERGY CORP ................................         119,977
     98,500   oEASTERN ENVIRONMENTAL SERVICES, INC .............           3,349
    299,600    EASTERN UTILITIES ASSOCIATION CO ................           7,865
  1,496,932    EDISON INTERNATIONAL CO .........................          44,253
    400,750    EDPERBRASCAN CORP (CLASS A) .....................           6,731
    268,814   oEL PASO ELECTRIC CO .............................           2,470
      1,604    EL PASO NATURAL GAS CO ..........................              61
    141,807    ELECTRABEL NV ...................................          40,205
      2,000   oELECTRABEL S.A. (STRIP VVPR) ....................               0
  1,070,394    ELECTRICIDADE DE PORTUGAL S.A ...................          24,884
105,677,660    ELECTROBRAS S.A .................................           3,107
     20,800    EMPIRE DISTRICT ELECTRIC CO .....................             434
    619,000    EMPRESA NACIONAL DE ELECTRIDAD S.A. ADR .........           8,821
  2,194,060    ENDESA S.A ......................................          48,083
    309,500   oENERGEN CORP ....................................           6,229
  1,016,186    ENERGY EAST CORP ................................          42,299
    192,000    ENERSIS S.A. ADR ................................           4,692
  2,907,104    ENTERGY CORP ....................................          83,579
      3,975    EQUITABLE RESOURCES, INC ........................             121
     22,700    ETOWN CORP ......................................             851
  2,802,297    FIRSTENERGY CORP ................................          86,171
    329,839    FLORIDA PROGRESS CORP ...........................          13,565
     12,974   oFLUOR DANIEL GTI, INC ...........................              78
    591,148    FPL GROUP, INC ..................................          37,242
    320,519    GAS NATURAL SDG S.A .............................          23,197
     57,870    GENER S.A. (SPONS ADR) ..........................           1,056
  1,916,400    GPU, INC ........................................          72,464
        385    GROUPE BRUX LAMBERT NPV (STRIP VVPR) ............               0
    436,191    HAWAIIAN ELECTRIC INDUSTRIES, INC ...............          17,311
  7,114,285    HONG KONG & CHINA GAS CO LTD ....................           8,080
    124,922   oHONG KONG & CHINA GAS CO LTD WTS 03/30/99 .......               9
  2,000,025    HONG KONG ELECTRIC CO LTD .......................           6,195
    984,015    HOUSTON INDUSTRIES, INC .........................          30,381
    647,467    HYDER PLC .......................................          10,166
  2,436,397   oIBERDROLA S.A ...................................          39,627
    352,700    IDAHO POWER CO ..................................          12,212
    664,452    ILLINOVA CORP ...................................          19,934
    104,800    INDIANA ENERGY, INC .............................           3,131
    130,437   oINTERNATIONAL TECHNOLOGY CORP ...................           1,239
    203,593    INTERSTATE ENERGY CORP ..........................           6,617
      2,700    IPALCO ENTERPRISES, INC .........................             120
    105,180    IPL ENERGY, INC .................................           4,738
     84,400    IPL ENERGY, INC (U.S.) ..........................           3,819
    941,640    ITALGAS S.P.A ...................................           3,838
    180,000    IWATANI & CO LTD ................................             316
  1,624,600    KANSAI ELECTRIC POWER CO, INC ...................          28,210
    387,434    KANSAS CITY POWER & LIGHT CO ....................          11,236
      1,000    KN ENERGY, INC ..................................              54
    131,300    LACLEDE GAS CO ..................................           3,217
  1,615,132   oLAIDLAW ENVIRONMENTAL SERVICES, INC .............           5,855
    210,000    LIGHT SERVICOS DE ELETRICIDADE S.A ..............              64
    747,367    LOUISVILLE GAS & ELECTRIC ENERGY CORP ...........          20,226
     34,400    MADISON GAS & ELECTRIC CO .......................             787
  1,900,690   oMARKETSPAN CORP .................................          56,902
    127,176    MCN ENERGY GROUP, INC ...........................           3,164
     20,719    MDU RESOURCES GROUP, INC ........................             739
    427,400    MIDAMERICAN ENERGY HOLDINGS CO ..................           9,243
     27,193    MINNESOTA POWER, INC ............................           1,081
     49,906    MONTANA POWER CO ................................           1,734
    996,600    NATIONAL FUEL GAS CO ............................          43,414
  1,995,010    NATIONAL GRID GROUP PLC .........................          13,448
  2,221,463    NATIONAL POWER PLC ..............................          20,905
    611,200    NEVADA POWER CO .................................          15,738
    878,460    NEW CENTURY ENERGIES, INC .......................          39,915
    399,443    NEW ENGLAND ELECTRIC SYSTEMS CO .................          17,276
    224,700   oNEW HORIZONS WORLDWIDE, INC .....................           4,382
  1,129,900   oNIAGARA MOHAWK POWER CORP .......................          16,878
    450,640    NICOR, INC ......................................          18,082
    286,358    NIPSCO INDUSTRIES, INC ..........................           8,018
      3,385    NORTH CAROLINA NATURAL GAS CORP .................              86
      1,400   oNORTHEAST UTILITIES CO ..........................              24
    136,100    NORTHERN STATES POWER CO ........................           3,896

                       See notes to financial statements.
                                      -26-

                                                                        VALUE
     SHARES                                                             (000)
     ------                                                          -----------

              ELECTRIC, GAS, AND SANITARY
               SERVICES--(CONTINUED)
    166,100    NORTHWEST NATURAL GAS CO ........................     $     4,646
     65,600    NORTHWESTERN CORP ...............................           1,640
    410,800    NOVA CORP .......................................           4,707
    531,900    NOVA CORP (U.S.) ................................           6,150
    152,100    NUI CORP ........................................           3,869
     49,184    OGDEN CORP ......................................           1,362
    482,344    OGE ENERGY CORP .................................          13,023
    280,954    ONEOK, INC ......................................          11,203
     17,100    ORANGE & ROCKLAND UTILITY, INC ..................             918
  2,662,000    OSAKA GAS CO LTD ................................           6,828
     28,870    OESTERREICHISCHE ELEKTRIZITAET
                SWIRSCHAFTS AG .................................           3,456
      7,500    OTTER TAIL POWER CO .............................             278
  4,062,900    PACIFICORP ......................................          91,923
  2,639,000    PECO ENERGY CO ..................................          77,026
     11,700    PENNSYLVANIA ENTERPRISES, INC ...................             315
    569,815    PEOPLES ENERGY CORP .............................          22,009
  1,573,916    PG&E CORP .......................................          49,677
     23,633   oPHILADELPHIA SUBURBAN CORP ......................             517
    408,296   oPHILIP SERVICES CORP ............................           1,684
     84,055    PIEDMONT NATURAL GAS CO, INC ....................           2,826
    302,400    PINNACLE WEST CAPITAL CORP ......................          13,608
  1,029,900    POTOMAC ELECTRIC POWER CO .......................          25,812
    278,314    POWERGEN PLC ....................................           3,845
  2,337,972    PP&L RESOURCES, INC .............................          53,043
     52,239    PRIMAGAZ ........................................           4,588
    712,562    PUBLIC SERVICE CO OF NEW MEXICO .................          16,166
     52,100    PUBLIC SERVICE CO OF NORTH CAROLINA .............           1,133
  2,692,546    PUBLIC SERVICE ENTERPRISE GROUP, INC ............          92,725
    258,431    PUGET SOUND ENERGY, INC .........................           6,929
  1,970,800   oREPUBLIC INDUSTRIES, INC ........................          49,270
  1,018,720   oRHEIN-WESTFALEN ELECTRIC AG (STAMM) .............          60,277
    652,400    ROCHESTER GAS & ELECTRIC CORP ...................          20,836
    240,600   oRWE AG. CV WTS ..................................           4,206
     40,000    SANIX, INC ......................................             850
    750,700    SCANA CORP ......................................          22,380
  2,803,272    SCOTTISH POWER PLC ..............................          24,556
      2,205    SEMCO ENERGY, INC ...............................              39
  1,596,104   oSEMPRA ENERGY ...................................          44,292
  1,124,146    SHUN TAK ENTERPRISES CORP LTD ...................             110
      8,600    SIERRA PACIFIC RESOURCES ........................             312
     73,300   oSIG CORP, INC ...................................           2,350
      1,200    SONAT, INC ......................................              46
     38,200    SOUTH JERSEY INDUSTRIES, INC ....................           1,055
     72,300    SOUTHERN CALIFORNIA WATER CO ....................           1,961
  6,195,293    SOUTHERN CO .....................................         171,532
  1,048,289    SOUTHERN ELECTRIC PLC ...........................           9,480
     20,400   oSOUTHERN UNION CO ...............................             658
      2,800    SOUTHWEST GAS CORP ..............................              68
      3,000   oSUPERIOR SERVICES, INC ..........................              90
    248,594    TAYLOR WOODROW PLC ..............................             834
    491,352    TECO ENERGY, INC ................................          13,174
  3,053,000    TENAGA NASIONAL BERHAD ..........................           3,681
  2,621,364    TEXAS UTILITIES CO ..............................         109,114
    834,098    THAMES WATER PLC ................................          15,183
    114,900    TNP ENTERPRISES, INC ............................           3,548
  1,301,900    TOHOKU ELECTRIC POWER CO, INC ...................          19,182
  2,814,474    TOKYO ELECTRIC POWER CO, INC ....................          55,157
    442,550    TOKYO ELECTRON CO LTD ...........................          13,551
  3,243,000    TOKYO GAS CO LTD ................................           7,220
    281,357    TRACTEBEL NV ....................................          41,208
      6,138   oTRACTEBEL NV PUT WTS 11/15/99 ...................               2
    289,337    TRANS CANADA PIPELINES LTD ......................           6,414
     15,614    TRANS CANADA PIPELINES LTD (U.S.) ...............             347
    341,600    TRANSALTA CORP ..................................           5,459
  1,914,805   oU.S.A. WASTE SERVICES, INC ......................          94,543
     12,524    UGI CORP ........................................             312
  2,677,070    UNICOM CORP .....................................          93,865
    572,500    UNION ELECTRICA FENOSA S.A ......................           7,386
    400,520   oUNISOURCE ENERGY CORP HOLDINGS CO ...............           6,308
     98,600    UNITED ILLUMINATING CO ..........................           4,992
    713,406    UNITED UTILITIES PLC ............................          10,374
    117,600    UNITED WATER RESOURCES, INC .....................           2,117
     94,886    UTILICORP UNITED, INC ...........................           3,576
  1,355,530    VEBA AG .........................................          91,132
     75,446   oVIAG AG. ........................................          51,914
    630,537    WASHINGTON GAS LIGHT CO .........................          16,867
    132,200    WASHINGTON WATER POWER CO .......................           2,966
  6,296,704    WASTE MANAGEMENT, INC ...........................         220,385
    244,304    WESTCOAST ENERGY, INC ...........................           5,441
     39,000    WESTERN GAS RESOURCES, INC ......................             570
        229    WESTERN RESOURCES, INC ..........................               9
     27,800    WICOR, INC ......................................             643
  1,958,902    WILLIAMS COS, INC ...............................          66,113
    736,881    WISCONSIN ENERGY CORP ...........................          22,383
    306,424    WPS RESOURCES CORP ..............................          10,055
    471,000    YANKEE ENERGY SYSTEMS, INC ......................          11,598
    271,335   oYORK RESEARCH CORP ..............................           1,645
      3,712  #oYORK RESEARCH CORP WTS 09/30/98 .................               0
                                                                     -----------
                                                                       4,197,549
                                                                     -----------
              ELECTRONIC AND OTHER ELECTRIC
               EQUIPMENT--7.26%
  9,224,630    ABB AB SERIES A .................................         130,708
     58,000    ABB AB SERIES B .................................             807
    207,600   oACTEL CORP ......................................           2,232
  1,646,365   oADC TELECOMMUNICATIONS, INC .....................          60,144
    167,324   oADTRAN, INC .....................................           4,371
    981,700   oADVANCED FIBRE COMMUNICATIONS ...................          39,329
      6,400   oADVANCED LIGHTING TECHNOLOGIES, INC .............             149
      3,850   oADVANCED MICRO DEVICES, INC .....................              66
    163,929    ADVANTEST CORP ..................................           8,811
      6,000    AISIN SEIKI CO LTD ..............................              55
    942,890    ALCATEL ALSTHOM CIE GEN .........................         191,978
      4,200   oALLEN TELECOM,INC ...............................              49
      7,600   oALLIANCE SEMICONDUCTOR CORP .....................              27
  1,418,000    ALPS ELECTRIC CO LTD ............................          16,858
    958,000   oALSTOM ..........................................          31,532
  2,413,200   oALTERA CORP .....................................          71,340
  1,119,000    AMADA CO LTD ....................................           5,442
    316,000    AMANO CORP ......................................           2,775
  1,182,400   oAMERICAN POWER CONVERSION CORP ..................          35,472
    243,200    AMETEK, INC .....................................           7,129
  1,273,182    AMP, INC ........................................          43,766
      6,000   oAMPEX CORP (CLASS A) ............................              12
     20,992    AMSTRAD PLC .....................................              15
    343,800   oAMTECH CORP .....................................           1,633
      4,300   oANADIGICS, INC ..................................              59
    248,966   oANALOG DEVICES, INC .............................           6,115
  1,564,818   oANDREW CORP .....................................          28,265
     29,400   oANTEC CORP ......................................             682
  1,386,000   oAPPLIED INTERNATIONAL HOLDINGS LTD ..............              42
    277,200   oAPPLIED INTERNATIONAL HOLDINGS LTD
                WTS 12/30/99 ...................................               0
     56,669   oAPPLIED MAGNETICS CORP ..........................             432
    221,449   oARTESYN TECHNOLOGIES, INC .......................           3,543
  2,746,500   oASCEND COMMUNICATIONS, INC ......................         136,123
    489,700   oASPECT TELECOMMUNICATIONS CORP ..................          13,406
    407,300   oATMEL CORP ......................................           5,549
      4,126   oAURA SYSTEMS, INC ...............................               8


                      See notes to financial statements.

                                                                        VALUE
    SHARES                                                              (000)
    ------                                                           -----------

              ELECTRONIC AND OTHER ELECTRIC
               EQUIPMENT--(CONTINUED)
      2,200    AUSTRIA MIKRO SYSTEM
                INTERNATIONAL AG ...............................     $       149
    159,000   oAVID TECHNOLOGIES, INC ..........................           5,327
    154,500    AVX CORP ........................................           2,482
    254,650   oAYDIN CORP ......................................           2,228
    161,333    BALDOR ELECTRIC CO ..............................           3,932
     54,100   oBANG & OLUFSEN HOLDINGS AS (CLASS B) ............           3,894
     52,515    BARCO INDUSTRIES NV .............................          14,677
     85,500   oBENCHMARK ELECTRONICS, INC ......................           1,710
    154,200   oBERG ELECTRICS CORP .............................           3,017
  1,187,635    BICC LTD ........................................           2,596
      3,300    BMC INDUSTRIES, INC .............................              29
    488,045    BOWTHORPE HOLDINGS PLC ..........................           4,263
     36,600   oBROADBAND TECHNOLOGIES, INC .....................             151
    395,000    BROTHERS INDUSTRIES LTD .........................           1,474
    608,100   oBURR BROWN CORP .................................          12,770
    112,800    C&D TECHNOLOGIES, INC ...........................           6,542
 17,264,515   oCABLE & WIRELESS PLC ............................         209,707
    209,200    CAE, INC ........................................           1,771
    243,800   oCALIFORNIA MICROWAVE, INC .......................           4,267
  1,084,000    CASIO COMPUTER CO LTD ...........................          10,067
      1,000    CATENA CORP .....................................               3
    578,300   oCELLNET DATA SYSTEMS, INC .......................           5,602
      1,866   oCHYRON CORP .....................................               7
     17,100   oCIDCO, INC ......................................              79
    570,225   oCIENA CORP ......................................          39,702
    997,000    CITIZEN WATCH CO LTD ............................           8,225
    107,900   oCOHERENT COMMUNICATIONS
                SYSTEMS CORP ...................................           5,051
    764,365   oCOMVERSE TECHNOLOGY, INC ........................          39,651
  2,160,345    COOPER INDUSTRIES, INC ..........................         118,684
    111,000   oCREATIVE TECHNOLOGY LTD .........................           1,347
    408,256    CTS CORP ........................................          12,044
      2,996   oCYMER, INC ......................................              48
      7,700   oCYPRESS SEMICONDUCTOR CORP ......................              64
    117,000    DAI NIPPON SCREEN MANUFACTURING CO LTD ..........             479
     14,385    DALLAS SEMICONDUCTOR CORP .......................             446
    146,700   oDAVOX CORP ......................................           3,209
    636,700   oDIGITAL MICROWAVE CORP ..........................           4,616
    435,120   oDII GROUP, INC ..................................           7,424
    125,700   oDREXLER TECHNOLOGY CORP .........................           1,791
    218,088   oDSC COMMUNICATIONS CORP .........................           6,543
    724,800   oDSP COMMUNICATIONS, INC .........................           9,966
    117,400   oECHOSTAR COMMUNICATIONS CORP (CLASS A) ..........           2,825
  1,026,000    ELEC & ELTEK INTERNATIONAL
                HOLDNGS LTD ....................................             196
     56,100   oELECTRO SCIENTIFIC INDUSTRIES, INC ..............           1,771
    266,658    ELECTROCOMPONENTS PLC ...........................           2,091
  1,020,170    ELECTROLUX AB SERIES B ..........................          17,525
     40,800   oELTRON INTERNATIONAL, INC .......................           1,122
    747,848    EMAIL LTD .......................................           1,297
  2,647,270    EMERSON ELECTRIC CO .............................         159,829
      7,800    EMPRESA FABRIL DE MAQUINAS
                ELECTRICAS .....................................              71
  4,797,000    ERICSSON TELEFON (LM) AB SERIES B ...............         140,152
    243,800   oESTERLINE CORP ..................................           5,089
    169,800   oEXAR CORP .......................................           3,566
      3,100    EXIDE CORP ......................................              52
      5,400   oFEI CO ..........................................              50
  1,109,117    FISHER & PAYKEL INDUSTRIES LTD ..................           2,821
  1,683,195   oFKI PLC .........................................           4,901
    453,000    FUJIKURA LTD ....................................           2,017
    861,000    FURUKAWA ELECTRIC CO LTD ........................           2,897
     25,000    GEA AG ..........................................           9,765
    345,600   oGENERAL DATACOMM INDUSTRIES, INC ................           1,728
 31,712,144    GENERAL ELECTRIC CO .............................       2,885,805
  4,465,961   oGENERAL ELECTRIC CO (U.K.) ......................          38,487
    512,300   oGENERAL INSTRUMENT CORP .........................          13,928
    257,700   oGENERAL SEMICONDUCTOR, INC ......................           2,545
    285,400   oGENLYTE GROUP, INC ..............................           7,563
    883,000   oGEOTEK COMMUNICATIONS, INC ......................             138
    544,637   oGLENAYRE TECHNOLOGIES, INC ......................           5,855
      3,300   oGROUPE SEB S.A ..................................             457
      2,600   oHADCO CORP ......................................              61
      4,380    HARMAN INTERNATIONAL INDUSTRIES, INC ............             169
  1,427,833    HARRIS CORP .....................................          63,806
     56,100    HELIX TECHNOLOGY CORP ...........................             842
     43,900    HIROSE ELECTRIC CO LTD ..........................           2,141
  5,982,230    HITACHI LTD .....................................          39,007
      2,600   oHMT TECHNOLOGY CORP .............................              22
     51,700   oHOLOPHANE CORP ..................................           1,318
     47,000    HOYA CORP .......................................           1,331
     75,270   oHUTCHINSON TECHNOLOGY, INC ......................           2,051
    321,600   oINTEGRATED DEVICE TECHNOLOGY, INC ...............           2,301
    101,100   oINTEGRATED SILICON SOLUTION, INC ................             708
 14,635,502    INTEL CORP ......................................       1,084,857
    165,700    INTER-TEL, INC ..................................           2,651
     64,100   oINTERNATIONAL RECTIFIER CORP ....................             545
    158,692   oJABIL CIRCUIT, INC ..............................           5,247
    787,160   oJOHNSON ELECTRIC HOLDINGS LTD ...................           2,916
      6,900   oJPM CO ..........................................              82
    281,000    JUNO LIGHTING, INC ..............................           6,639
  1,031,000    KANDENKO CO LTD .................................           6,381
     47,200   oKEMET CORP ......................................             621
    251,000    KYUNDENKO CO LTD ................................           1,642
     79,150   oLATTICE SEMICONDUCTOR CORP ......................           2,248
    461,666   oLEADER UNIVERSAL HOLDINGS BERHAD ................              69
     29,325    LEGRAND S.A .....................................           7,761
    578,200   oLEVEL ONE COMMUNICATIONS, INC ...................          13,588
    934,600    LEX SERVICE GROUP LTD ...........................           7,750
     27,600   oLIGHTBRIDGE, INC ................................             235
  1,490,700    LINEAR TECHNOLOGY CO ............................          89,908
        500   oLITTLEFUSE, INC .................................              13
      8,000   oLO-JACK CORP ....................................             100
    679,400   oLSI LOGIC CORP ..................................          15,669
    155,000   oMABUCHI MOTOR CO LTD ............................           9,828
     70,200   oMAGNETEK, INC ...................................           1,106
  4,559,650    MATSUSHITA ELECTRIC INDUSTRIAL CO LTD ...........          73,261
     60,335    MATSUSHITA ELECTRIC INDUSTRIAL CO LTD ADR .......           9,699
  2,891,200   oMAXIM INTEGRATED PRODUCTS .......................          91,615
     12,003    MAYTAG CO .......................................             593
    150,300   oMEMC ELECTRONIC MATERIALS, INC ..................           1,559
    264,250    METHODE ELECTRONICS, INC (CLASS A) ..............           4,096
    222,875   oMICREL, INC .....................................           7,243
     76,200   oMICRO LINEAR CORP ...............................             348
    401,475   oMICROCHIP TECHNOLOGY, INC .......................          10,489
    435,800   oMICRON TECHNOLOGY, INC ..........................          10,813
    300,000    MIMASU SEMICONDUCTOR INDUSTRY ...................           3,026
      4,800   oMITEL CORP ......................................              66
  4,665,000   oMITSUBISHI ELECTRIC CORP ........................          10,722
        907    MOLEX, INC ......................................              23
    387,052    MOLEX, INC (CLASS A) ............................           9,047
        800   oMOOG, INC (CLASS A) .............................              31

                       See notes to financial statements.

                                                                        VALUE
    SHARES                                                              (000)
    ------                                                           -----------

              ELECTRONIC AND OTHER ELECTRIC
               EQUIPMENT--(CONTINUED)
  3,717,300    MOTOROLA, INC ...................................     $   195,391
    338,900   oMRV COMMUNICATIONS, INC .........................           7,032
    453,000    MURATA MANUFACTURING CO LTD .....................          14,687
     81,700    NATIONAL PRESTO INDUSTRIES, INC .................           3,181
    366,998   oNATIONAL SEMICONDUCTOR CORP .....................           4,840
     69,400   oNATURAL MICROSYSTEMS CORP .......................           1,110
    185,100   oNEOMAGIC CORP ...................................           2,869
    218,400   oNEWBRIDGE NETWORKS CORP .........................           5,220
    747,000    NGK INSULATORS LTD ..............................           6,485
        900    NIHON DEMPA KOGYO CO LTD ........................               8
    291,000    NIKON CORP ......................................           2,092
    103,700   oNIMBUS CD INTERNATIONAL, INC ....................           1,180
  3,178,000    NIPPON ELECTRIC CORP (N.E.C.) ...................          29,606
         78   oNISSEN CO LTD ...................................               0
    598,000    NOKIA AB SERIES K ...............................          44,034
    998,000   oNOKIA OYJ SERIES A ..............................          73,397
      3,000   oNOMA INDUSTRIES LTD (CLASS A) ...................              16
    550,042    NORTHERN TELECOMMUNICATIONS LTD .................          31,194
    551,318    NORTHERN TELECOMMUNICATIONS LTD (U.S.) ..........          31,287
      8,700   oOAK INDUSTRIES, INC .............................             308
    110,232    OCE NV ..........................................           4,693
        500   oOIS OPTICAL IMAGING SYSTEMS, INC ................               0
  3,049,600   oOLIVETTI GROUP S.P.A ............................           4,541
  1,326,500   oOMNIPOINT CORP ..................................          30,427
    334,000    OMRON CORP ......................................           5,102
    489,300   oP-COM, INC ......................................           4,480
     21,500   oPAIRGAIN TECHNOLOGIES, INC ......................             375
      2,200    PARK ELECTROCHEMICAL CORP .......................              46
     15,100   oPARVERVISION, INC ...............................             291
  2,785,441   oPHILIPS ELECTRONICS NV ..........................         234,151
     51,900   oPHILIPS ELECTRONICS NV (N.Y. REGD) ..............           4,412
     32,600   oPICTURETEL CORP .................................             302
    200,250    PIONEER ELECTRONIC CORP .........................           3,823
  2,000,000    PIRELLI S.P.A. RISP .............................           4,786
     62,700    PITTWAY CORP ....................................           4,781
    221,619    PITTWAY CORP (CLASS A) ..........................          16,372
     16,900   oPLANTRONICS, INC ................................             870
    173,200   oPLEXUS CORP .....................................           3,442
     22,000   oPMC-SIERRA, INC .................................           1,031
     32,500   oPOWERWAVE TECHNOLOGIES, INC .....................             544
    466,500   oPREMISYS COMMUNICATIONS, INC ....................          11,604
     45,503   oQLOGIC CORP .....................................           1,624
    386,743   oQMS, INC ........................................           1,378
    726,028   oRACAL ELECTRONICS PLC ...........................           4,101
     59,900   oRADISYS CORP ....................................           1,288
    226,500   oRAMBUS, INC .....................................          13,845
     30,650   oREAD RITE CORP ..................................             278
        400   oREMEC, INC ......................................               5
    712,923    RICOH CO LTD ....................................           7,505
    116,000   oROGERS CORP .....................................           3,828
    425,000    ROHM CO .........................................          43,635
    107,200   oROYAL APPLIANCE MANUFACTURING CO, INC ...........             670
      8,900   oS3, INC .........................................              45
    182,100    SALIENT 3 COMMUNICATIONS (CLASS A) ..............           1,662
    144,400   oSANDISK CORP ....................................           1,995
    756,214   oSANMINA CORP ....................................          32,801
    294,000   oSANRIO CO LTD ...................................           3,506
  3,969,000    SANYO ELECTRIC CO LTD ...........................          12,011
    118,100   oSAWTEK, INC .....................................           1,742
  1,090,600   oSCI SYSTEMS, INC ................................          41,034
     20,300    SCIENTIFIC-ATLANTA, INC .........................             515
     10,700   oSDL, INC ........................................             255
    191,800   oSEMTECH CORP ....................................           3,392
      6,450   oSENSORMATIC ELECTRONICS CORP ....................              90
     72,800    SGL CARBON AG ...................................           8,478
  1,719,000    SHARP CORP ......................................          13,921
     15,400   oSHELDAHL, INC ...................................             136
    854,010    SIEMENS AG ......................................          52,116
      9,100   oSILICONIX, INC ..................................             223
    323,299   oSILICONWARE PRECISION INDUSTRIES GDR ............           2,611
    128,900   oSIPEX CORP ......................................           2,771
    356,600   oSMART MODULAR TECHNOLOGIES, INC .................           5,215
  1,029,698    SONY CORP .......................................          88,657
      1,000   oSPECTRIAN CORP ..................................              16
        400   oSPEEDFAM INTERNATIONAL, INC .....................               7
     13,100   oSTANDARD MOTOR PRODUCTS, INC (CLASS A) ..........             291
  2,337,500    SUMITOMO ELECTRIC INDUSTRIES CO .................          23,629
    142,700   oSUPERTEX, INC ...................................           1,730
    286,000   oSUWA INTERNATIONAL HOLDINGS LTD .................               9
     57,200   oSUWA INTERNATIONAL HOLDINGS LTD
                WTS 10/15/99 ...................................               0
    287,300   oSYMMETRICOM, INC ................................           1,724
    505,000    TAKARA STANDARD CO ..............................           2,929
    132,000    TDK CORP ........................................           9,748
    155,400    TECHNITROL, INC .................................           6,206
    181,200   oTEKELEC .........................................           8,109
     45,200   oTELCO SYSTEMS, INC ..............................             641
  5,776,386    TELECOM ITALIA RISP .............................          27,984
  2,656,600   oTELLABS, INC ....................................         190,279
  3,374,500    TEXAS INSTRUMENTS, INC ..........................         196,776
        380   oTHERMICEDGE CORP ................................               0
    107,480   oTHERMO ELECTRON CORP ............................           3,674
  1,450,108    THOMAS & BETTS CORP .............................          71,418
    201,070    THOMAS INDUSTRIES, INC ..........................           4,914
    123,420    TOWA CORP .......................................           3,059
     23,500  #oTRANSCRYPT INTERNATIONAL, INC ...................             166
     17,100   oTRIDENT MICROSYSTEMS, INC .......................              91
     25,000   oTRIQUINT SEMICONDUCTOR, INC .....................             475
    254,200   oUCAR INTERNATIONAL, INC .........................           7,419
    141,000    UNIDEN CORP .....................................           1,539
    310,434   oUNITRODE CORP ...................................           3,570
    190,600   oVICOR CORP ......................................           2,645
     37,700   oVIDEOSERVER, INC ................................             462
        170   oVISHAY INTERTECHNOLOGY, INC .....................               3
    193,400   oVISX, INC .......................................          11,507
  1,047,800   oVITESSE SEMICONDUCTOR CORP ......................          32,351
    171,600   oVLSI TECHNOLOGY, INC ............................           2,880
    773,600    WHIRLPOOL CORP ..................................          53,185
    432,600    WOODHEAD INDUSTRIES, INC ........................           6,651
      2,900    WOODWARD GOVERNOR CO ............................              90
        400   oWORLD ACCESS, INC ...............................              12
    503,500   oXILINX, INC .....................................          17,119
    260,000    YAMAHA CORP .....................................           2,529
    786,000    YOKOGAWA ELECTRIC CORP ..........................           4,191
    472,622  xoZENITH ELECTRONICS CORP .........................             142
     98,800   oZORAN CORP ......................................           1,247
                                                                     -----------
                                                                       8,168,505
                                                                     -----------
              ENGINEERING AND MANAGEMENT
               SERVICES--0.31%
     28,900   oAHL SERVICES, INC ...............................           1,138
    305,037   oAIR & WATER TECHNOLOGIES CORP (CLASS A) .........             953
  3,918,336    ASTRA AB SERIES A FREE ..........................          80,087
    385,066    ASTRA AB SERIES B FREE ..........................           7,677
     52,100   oAURORA BIOSCIENCE CORP ..........................             306

                       See notes to financial statements.
                                      -29-

                                                                        VALUE
     SHARES                                                             (000)
     ------                                                          -----------

              ENGINEERING AND MANAGEMENT
               SERVICES--(CONTINUED)
     63,400    BLOUNT INTERNATIONAL, INC .......................     $     1,807
    248,500   oCEPHALON, INC ...................................           1,957
     52,700   oCOR THERAPEUTICS, INC ...........................             731
        100   oCORRECTIONS CORP OF AMERICA .....................               2
     34,300    DAMES & MOORE GROUP .............................             442
      8,100   oDATA TRANSMISSION NETWORK CORP ..................             324
    342,036    EISAI CO LTD ....................................           4,658
     43,200   oESSILOR INTERNATIONAL ...........................          18,270
    119,200   oGENSET S.A ......................................          10,686
    174,200   oICOS CORP .......................................           3,332
      7,700   oINCYTE PHARMACEUTICALS, INC .....................             263
     30,000  #oINTERNATIONAL HYDRON
                (LIQUIDATING TR) ...............................               1
    353,700   oJACOBS ENGINEERING GROUP, INC ...................          11,363
    357,000    KYOWA HAKKO KOGYO ...............................           1,415
     71,800   oLASON, INC ......................................           3,913
  1,576,000   oLION CORP .......................................           5,337
    162,963    LOREAL S.A ......................................          90,646
      1,500   oMAXIMUS, INC ....................................              43
     46,400   oMEDAPHIS CORP ...................................             278
      2,500   oMETZLER GROUP, INC ..............................              92
    178,000   oMYRIAD GENETICS, INC ............................           2,603
    204,700   oNEUREX CORP .....................................           6,218
    135,400   oNEUROMEDICAL SYSTEMS, INC .......................              97
     52,500   oNFO WORLDWIDE, INC ..............................             935
    154,000    NICHII GAKKAN CO ................................           5,115
     11,500   oNICHOLS RESEARCH CORP ...........................             314
     63,600   oOYO CORP ........................................             856
      2,200   oPROBUSINESS SERVICES, INC .......................             103
      2,900   oPROFIT RECOVERY GROUP INTERNATIONAL .............              81
    886,800   oQUINTILES TRANSNATIONAL CORP ....................          43,619
     34,000   oRAMTRON INTERNATIONAL CORP ......................             118
      2,602   oRENAISSANCE WORLDWIDE, INC ......................              57
    244,300   oREPLIGEN CORP ...................................             374
    632,450   oSCIOS, INC ......................................           5,613
  1,054,000    SHIONOGI & CO LTD ...............................           6,075
    361,340    SHISEIDO & CO LTD ...............................           4,103
     79,100   oSTAFF LEASING, INC ..............................           2,333
    105,000    STONE & WEBSTER, INC ............................           4,161
     40,375    SYNTHELABO S.A ..................................           6,812
      9,100    TEJON RANCH CO ..................................             238
      3,100   oTETRA TECH, INC .................................              75
    189,500    TKC CORP ........................................           3,072
    168,000    TOYO ENGINEERING CO .............................             224
      1,700   oTRANSKARYOTIC THERAPIES, INC ....................              44
     73,828   oU.S. BIOSCIENCE, INC ............................             604
    248,200    UNI CHARM CORP ..................................           9,192
     38,000   oVALENCE TECHNOLOGY, INC .........................             216
      1,300   oWACKENHUT CORRECTIONS CORP ......................              30
    262,400   oWESTON (ROY F.), INC (CLASS A) ..................           1,017
                                                                     -----------
                                                                         350,020
                                                                     -----------
              FABRICATED METAL PRODUCTS--1.12%
    480,400    AEROQUIP-VICKERS, INC ...........................          28,043
     34,225   oALLIANT TECHSYSTEMS, INC ........................           2,165
    183,291   oALLTRISTA CORP ..................................           4,685
      4,400   oAMCAST INDUSTRIAL CORP ..........................              82
     16,900   oAMERICAN SAFETY RAZOR CO ........................             247
    113,082    APTARGROUP, INC .................................           7,032
     15,076    BALL CORP .......................................             606
     36,600    BARNES GROUP, INC ...............................             990
     38,100    BUTLER MANUFACTURING CO .........................           1,298
    229,650    CLARCOR, INC ....................................           4,823
      8,100   oCOLEMAN CO, INC .................................              94
      8,816   oCOLEP-COMPANHIA PORTUGUESA DE EMBALAGE ..........             117
    320,966    CRANE CO ........................................          15,587
    397,456    CROWN CORK & SEAL CO, INC .......................          18,879
    162,200    GENERAL HOUSEWARES CORP .........................           1,632
 11,486,344    GILLETTE CO .....................................         651,132
      5,700   oGRIFFON CORP ....................................              73
    146,900    HARSCO CORP .....................................           6,730
    420,076    HUBBELL, INC (CLASS B) ..........................          17,486
  1,246,400    ILLINOIS TOOL WORKS, INC ........................          83,119
    122,500    INTERNATIONAL ALUMINUM CORP .....................           3,798
    303,788   oISCOR LTD .......................................              58
     75,000    KIAN JOO CAN FACTORY BERHAD .....................              69
    768,950    MAGNETI MARELLI .................................           1,688
    648,100    MASCO CORP ......................................          39,210
     34,100    MASCOTECH, INC ..................................             818
    290,245   oMATERIAL SCIENCES CORP ..........................           3,374
      6,450   oMILLER INDUSTRIES, INC ..........................              50
     88,600   oNCI BUILDING SYSTEMS, INC .......................           5,117
  1,761,300    PARKER-HANNIFIN CORP ............................          67,150
     23,980    PRIMEX TECHNOLOGIES, INC ........................           1,229
  2,817,842    ROCKWELL INTERNATIONAL CORP .....................         135,433
      2,900   oROHN INDUSTRIES, INC ............................              14
     39,200    SAMANCOR LTD ....................................             166
      1,200   oSHAW GROUP, INC .................................              31
     35,600   oSILGAN HOLDINGS, INC ............................             997
      8,400   oSIMPSON MANUFACTURING CO, INC ...................             324
    143,300    SMC CORP ........................................          10,893
    652,300    SNAP-ON, INC ....................................          23,646
    620,700   oSOLECTRON CORP ..................................          26,108
  1,338,400    STANLEY WORKS CO ................................          55,627
    418,400    STELCO, INC (CLASS A) ...........................           2,987
    153,500    STRUM, RUGER & CO, INC ..........................           2,571
      9,900   oTOWER AUTOMOTIVE, INC ...........................             424
    122,000    TRANSPRO, INC ...................................             907
    187,300    TRINITY INDUSTRIES, INC .........................           7,773
     90,900   oU.S. CAN CORP ...................................           1,335
    179,800    UNITED DOMINION INDUSTRIES LTD ..................           5,930
      1,100    VALMONT INDUSTRIES ..............................              22
    281,400    WATTS INDUSTRIES, INC (CLASS A) .................           5,874
     77,937   oWHITTAKER CORP ..................................           1,033
    353,300   oWYMAN-GORDON CO .................................           7,044
    256,352    ZERO CORP .......................................           7,274
                                                                     -----------
                                                                       1,263,794
                                                                     -----------
              FOOD AND KINDRED PRODUCTS--4.78%
      3,000    AARHUS OLIEFABRIK AS (CLASS A) ..................             153
      1,700    AARHUS OLIEFABRIK AS (CLASS B) ..................              87
    145,989   oAGRIBRANDS INTERNATIONAL, INC ...................           4,416
  1,649,600    AJINOMOTO CO LTD ................................          14,441
     51,000   oAMERICAN ITALIAN PASTA CO (CLASS A) .............           1,900
  3,836,744    ANHEUSER BUSCH COS, INC .........................         181,046
  5,995,762    ARCHER DANIELS MIDLAND CO .......................         116,168
    428,000    ARIAKE JAPAN CO LTD .............................          10,762
    582,000    ASAHI BREWERIES LTD .............................           7,338
    144,000   oASIA FOOD & PROPERTIES LTD ......................              20
     10,800   oASIA FOOD & PROPERTIES LTD WTS 07/12/02 .........               1
    926,825    ASSOCIATED BRITISH FOODS PLC ....................           8,745
  2,715,196    BASS PLC ........................................          50,875
  2,266,700    BESTFOODS, INC ..................................         131,610
      1,373    BONGRAIN S.A ....................................             689
     10,380   oBRAU UND BRUNNEN AG .............................           1,346
    398,500    BROWN FORMAN, INC (CLASS B) .....................          25,604
      4,600   oBUSH BOAKE ALLEN, INC ...........................             135
    934,476    CADBURY SCHWEPPES LTD ...........................          14,461
  1,197,300    CAMPBELL SOUP CO ................................          63,607

                       See notes to financial statements.

                                                                        VALUE
     SHARES                                                             (000)
     ------                                                          -----------

              FOOD AND KINDRED PRODUCTS--(CONTINUED)
     94,405   oCANANDAIGUA BRANDS, INC (CLASS A) ...............     $     4,644
     65,209   oCARLSBERG BREWERIES AS (CLASS A) ................           4,741
     11,781   oCARLSBERG BREWERIES AS (CLASS B) ................             857
    170,028   oCASTLE & COOKE, INC .............................           3,231
    685,000    CHIQUITA BRANDS INTERNATIONAL, INC ..............           9,633
    885,129    COCA COLA AMATIL LTD ............................           5,920
    277,600    COCA COLA BOTTLING CO CONSOLIDATED ..............          18,356
 18,130,998    COCA COLA CO ....................................       1,550,200
  1,943,600    COCA COLA ENTERPRISES, INC ......................          76,286
    158,200    COMPANIA CERVECERIAS UNIDAS S.A. ADR ............           3,342
  4,552,908    CONAGRA, INC ....................................         144,270
    164,800    COORS (ADOLPH) CO (CLASS B) .....................           5,603
    452,400   oCORN PRODUCTS INTERNATIONAL, INC ................          15,325
     26,300    COTT CORP .......................................             187
     56,000   oCULTOR OYJ ......................................             908
     72,400   oDANISCO AS ......................................           4,864
    190,818    DANONE GROUP ....................................          52,612
    164,000    DCC PLC .........................................           1,464
    766,391    DEAN FOODS CO ...................................          42,104
  9,589,270    DIAGEO PLC (CLASS A) ............................         113,598
    864,084    DOLE FOOD, INC ..................................          42,934
    481,544    DREYERS GRAND ICE CREAM, INC ....................           9,691
    393,364    EARTHGRAINS CO ..................................          21,979
     40,700    EMBOTELLADORA ANDINA ADR (CLASS B) ..............             636
     52,646   oERIDANIA BEGHIN-SAY S.A .........................          11,625
    366,700    EZAKI GLICO CO LTD ..............................           2,079
     37,475    FLOWERS INDUSTRIES, INC .........................             766
  6,197,858    FOSTERS BREWING GROUP LTD .......................          14,586
    322,800    FRASER & NEAVE LTD ..............................             867
  1,545,454    GENERAL MILLS, INC ..............................         105,670
      9,988    GLAVERBEL S.A ...................................           1,428
         58    GLAVERBEL STRIP NPV (VVPR) ......................               0
    162,600    GOLDEN ENTERPRISES, INC .........................           1,026
  4,641,162    GOODMAN FIELDER LTD .............................           6,755
    272,000    GRUPO INDUSTRIAL MASECA SERIES B ................             198
    389,600    GUINESS ANCHOR BERHAD ...........................             413
    884,631    HEINEKEN NV .....................................          34,747
  1,990,750    HEINZ (H.J.) CO .................................         111,731
    125,000    HERDEZ S.A. SERIES B ............................              60
    159,998    HERMES INTERNATIONAL S.A ........................          12,570
    192,663    HERSHEY FOODS CORP ..............................          13,294
      2,420    HOLSTEN BRAUEREI AG .............................             563
    773,000    HORMEL FOODS CORP ...............................          26,717
    323,000    HOUSE FOODS CORP ................................           4,145
    970,800    IBP, INC ........................................          17,596
    128,781    IMPERIAL HOLLY CORP .............................           1,167
    785,200    INTERSTATE BAKERIES CORP ........................          26,059
  2,565,000   oIOI CORP ........................................           1,280
    811,700    ITOEN, LTD ......................................          25,148
  1,002,000    ITOHAM FOODS, INC ...............................           4,332
    132,800   oJ & J SNACK FOODS CORP ..........................           2,772
    117,000    KATOKICHI CO LTD ................................           1,391
    992,600    KELLOGG CO ......................................          37,285
    148,000   oKEMAYAN CORP BERHAD .............................              16
      3,000   oKIKKOMAN CORP ...................................              16
  3,705,000   oKIRIN BREWERY CO LTD ............................          34,970
    546,529    LANCASTER COLONY CORP ...........................          20,700
    279,632    LANCE, INC ......................................           6,257
  1,789,930    LION NATHAN LTD .................................           3,977
    205,833    LVMH MOET HENNESSY LOUIS VUITTON ................          41,194
    124,000    MARUHA CORP .....................................             128
    904,200    MCCORMICK & CO, INC (NON-VOTE) ..................          32,297
    110,000    MEFOS LTD .......................................             765
     77,000    MEIJI MILK PRODUCTS CO LTD ......................             205
  1,491,000    MEIJI SEIKA KAISHA LTD ..........................           4,533
    245,375    MICHAEL FOODS, INC ..............................           7,208
    102,400   oMIDWEST GRAIN PRODUCTS, INC .....................           1,485
     12,000    MIZUNO CORP .....................................              40
    140,800    MOLSON CO LTD (CLASS A) .........................           2,561
      1,000    MOLSON CO LTD (CLASS B) .........................              18
 13,530,050    MONTEDISON S.P.A ................................          16,796
  2,008,450    NABISCO HOLDINGS CORP (CLASS A) .................          72,430
    218,700    NESTLE MALAYSIA BERHAD ..........................             991
     97,121    NESTLE S.A. REGD ................................         207,842
    751,000    NICHIREI CORP ...................................           1,542
    246,000    NIPPON BEET SUGAR MANUFACTURING CO LTD ..........             346
     47,000   oNIPPON DENKO CO LTD .............................              55
    672,000    NIPPON MEAT PACKERS, INC ........................           8,226
  1,126,000   oNIPPON SUISAN KAISHA LTD ........................           1,290
    220,000    NISSIN FOOD PRODUCTS CO LTD .....................           3,939
    168,000    NITTO DENKO CORP ................................           2,524
    321,270    NUMICO NV .......................................          10,060
    815,040    ORKLA AS SERIES A ...............................          18,959
     42,992    ORKLA AS SERIES B ...............................             905
      6,600    OSTERREICHISCHE BRAUAKTIENGESELLSCHAF ...........             390
  2,002,220   oPARMALAT FINANZIARIA S.P.A ......................           4,086
     12,300   oPASCUAL HERMANOS S.A ............................               9
     99,900    PENFORD CORP ....................................           3,022
 17,569,036    PEPSICO, INC ....................................         723,625
  2,638,555    PERDIGAO S.A ....................................               3
    484,750    PERLIS PLANTATIONS BERHAD .......................             421
    148,900    PILGRIMS PRIDE CORP .............................           2,978
    350,000   xPOWER PACIFIC LTD ...............................               0
        625    PPB OIL PALMS BERHAD ............................               0
    940,000   oQ.P. CORP .......................................           6,129
    348,615    QUAKER OATS CO ..................................          19,152
  1,200,000    RAISIO GROUP PLC ................................          21,784
    451,743   oRALCORP HOLDINGS, INC ...........................           8,527
  1,406,591    RALSTON PURINA CO ...............................         164,307
  1,619,046    RJR NABISCO HOLDINGS CORP .......................          38,452
    247,150    SAPPORO BREWERIES LTD ...........................             946
  2,797,200    SARA LEE CORP ...................................         156,468
    903,829    SCOTTISH & NEWCASTLE PLC ........................          12,788
    457,000    SEAGRAMS CO LTD .................................          18,630
    241,400    SEAGRAMS CO LTD (U.S.) ..........................           9,882
     57,000   oSKYLARK CO LTD ..................................             563
    554,400   oSMITHFIELD FOODS, INC ...........................          16,909
     96,500   oSMUCKER, (J.M.) CO (CLASS A) ....................           2,394
    195,700    SMUCKER, (J.M.) CO (CLASS B) ....................           4,770
    723,000    SNOW BRAND MILK PRODUCTS CO .....................           2,188
     99,999    SOUTH AFRICAN BREWERIES LTD .....................           2,071
      6,102    SOUTH AFRICAN BREWERIES LTD (U.S.) ..............             124
  1,115,362    SOUTHCORP LTD ...................................           3,240
      3,000    TAKARA SHUZO CO LTD .............................              12
  2,378,259    TATE & LYLE PLC .................................          18,859
     46,700    TIGER OATS LTD ..................................             414
      1,000   oTONEN CORP ......................................               5
    201,826    TOOTSIE ROLL INDUSTRIES, INC ....................          15,490
    710,900    TOYO SEIKAN KAISHA LTD ..........................           8,707
        600   oTRIARC COS, INC .................................              13
  1,503,760    TYSON FOODS, INC ................................          32,613
    253,000    UBE INDUSTRIES LTD ..............................             328
     20,400    UNICER-UNIAO CERVEIJEIRA S.A ....................             451
    725,650    UNIGATE PLC .....................................           8,039
  9,270,271    UNILEVER LTD ....................................          98,682
  1,662,069    UNILEVER NV CERT ................................         131,874
     10,906    UNITED BISCUITS HOLDINGS PLC ....................              44
    878,696    UNIVERSAL FOODS CORP ............................          19,496

                       See notes to financial statements.

                                                                        VALUE
     SHARES                                                             (000)
     ------                                                          -----------

              FOOD AND KINDRED PRODUCTS--(CONTINUED)
     38,200    VINA CONCHA Y TORO S.A. ADR .....................     $     1,089
     55,720    VISCOFAN S.A ....................................           2,599
    136,500   oVLASIC FOODS INTERNATIONAL, INC .................           2,747
    441,500    WESTON (GEORGE) LTD .............................          15,611
    418,806    WHITMAN CORP ....................................           9,606
     67,066    WORTHINGTON FOODS, INC ..........................           1,404
     45,600    WRIGLEY (WM) JR CO ..............................           4,469
    373,800    WRIGLEY (WM) JR CO (CLASS B) ....................          36,632
    106,000   oYAMAZAKI BAKING CO LTD ..........................             939
                                                                     -----------
                                                                       5,369,315
                                                                     -----------
              FOOD STORES--0.60%
  1,516,100    ALBERTSONS, INC .................................          78,553
  3,137,032    AMERICAN STORES CO ..............................          75,877
      4,878  xoBRUNOS, INC .....................................               5
    208,500    CULTOR OY SERIES 2 ..............................           3,344
  2,000,000    DAIRY FARM INTERNATIONAL
                HOLDINGS LTD ...................................           2,140
    183,950    DE BOER UNIGRO NV ...............................           9,721
     97,359   oEL AGUILA S.A ...................................             909
  1,119,050    FOOD LION, INC (CLASS A) ........................          11,890
  1,858,850    FOOD LION, INC (CLASS B) ........................          18,705
    891,500   oGENERAL NUTRITION COS, INC ......................          27,748
     42,800    GIANT FOOD, INC (CLASS A) .......................           1,843
    122,600    GREAT ATLANTIC & PACIFIC TEA CO, INC ............           4,053
    473,600    HANNAFORD BROTHERS, INC .........................          20,838
     81,750    JERONIMO MARTINS SGPS S.A .......................           3,928
  1,919,008   oKROGER CO .......................................          82,277
      5,000    MARUETSU, INC ...................................              12
    132,400    MEIKLES AFRICA LTD ..............................             162
     45,200    PICKN PAY STORES LTD SERIES N ...................              48
    784,003    SAFEWAY PLC .....................................           5,134
  4,073,236   oSAFEWAY, INC ....................................         165,730
  3,713,406    SAINSBURY (J) PLC ...............................          33,086
  6,500,000   oSOMERFIELD PLC ..................................          41,483
     44,100    SONAE INVESTIMENTOS-SGPS S.A ....................           2,409
  1,182,300   oSOUTHLAND CORP ..................................           3,251
     17,900   oSTARBUCKS CORP ..................................             957
  6,306,015    TESCO PLC .......................................          61,551
    109,731    WEIS MARKETS, INC ...............................           4,033
    201,300   oWHOLE FOODS MARKET, INC .........................          12,179
     63,000   oWILD OATS MARKETS, INC ..........................           1,914
      1,332    WINN DIXIE STORES, INC ..........................              68
        480    YOSHINOYA D&C CO LTD ............................           4,150
                                                                     -----------
                                                                         677,998
                                                                     -----------
              FORESTRY--0.00%
     15,700    CORTICEIRA AMORIM S.A ...........................             301
  1,469,718    FLETCHER CHALLENGE LTD
                (FORESTS DIVISION) .............................             824
    886,400    HIGHLANDS & LOWLANDS BERHAD .....................             626
    666,800    KUALA LUMPUR KEPONG BERHAD ......................           1,077
                                                                     -----------
                                                                           2,828
                                                                     -----------
              FURNITURE AND FIXTURES--0.08%
     42,362    BASSETT FURNITURE INDUSTRIES, INC ...............           1,194
     47,400    BUSH INDUSTRIES, INC (CLASS A) ..................           1,031
    947,500   oFURNITURE BRANDS INTERNATIONAL, INC .............          26,589
    227,400    HON INDUSTRIES, INC .............................           7,732
    383,996    KIMBALL INTERNATIONAL, INC (CLASS B) ............           6,960
    199,400   oKNOLL, INC ......................................           5,882
     69,300    LA-Z-BOY, INC ...................................           3,915
     44,867   oLADD FURNITURE, INC .............................           1,346
    267,900    LEGGETT & PLATT, INC ............................           6,698
    242,500    MILLER (HERMAN), INC ............................           5,896
    111,800   oOSULLIVAN INDUSTRIES HOLDINGS, INC ..............           1,565
    246,500    SHELBY WILLIAMS INDUSTRIES, INC .................           3,698
    887,319    U.S. INDUSTRIES, INC ............................          21,961
                                                                     -----------
                                                                          94,467
                                                                     -----------

              FURNITURE AND HOMEFURNISHING
               STORES--0.18%
    553,600    AUSTRALIA GAS LIGHT CO ..........................           3,463
    510,400   oBED BATH & BEYOND, INC ..........................          26,445
     36,100   oBEST BUY, INC ...................................           1,304
    351,812   oBOMBAY, INC .....................................           1,671
     10,900   oCOMPUCOM SYSTEMS, INC ...........................              71
  1,650,700   oCOMPUSA, INC ....................................          29,816
    119,400   oEGGHEAD.COM, INC ................................           1,007
      6,700    ETHAN ALLEN INTERIORS, INC ......................             335
    208,900   oGOOD GUYS, INC ..................................           2,814
     15,587    HEILIG MEYERS CO ................................             192
     18,900   oINACOM CORP .....................................             600
     58,765    JD GROUP LTD ....................................             398
     59,800   oLECHTERS, INC ...................................             293
     10,300   oLINENS N THINGS, INC ............................             315
     35,500   oMAXIM GROUP, INC (THE) ..........................             706
      3,700   oMICROAGE, INC ...................................              52
    203,100   oMUSICLAND STORES CORP ...........................           2,843
  1,236,849    PIER 1 IMPORTS, INC .............................          29,530
    199,684   oREX STORES CORP .................................           2,521
    207,800   oSUN TELEVISION & APPLIANCES, INC ................             416
    515,300    SUNBEAM CORP ....................................           5,346
  1,268,402    TANDY CORP ......................................          67,305
    129,700   oTRANS WORLD ENTERTAINMENT CORP ..................           5,593
    591,650   oWILLIAMS-SONOMA, INC ............................          18,822
                                                                     -----------
                                                                         201,858
                                                                     -----------
              GENERAL BUILDING CONTRACTORS--0.37%
    200,000   oACS ACTIVIDADES CONS Y SERV .....................           6,016
     13,934    ADELAIDE BRIGHTON HOLDINGS LTD ..................               8
      9,900    ALPHA LTD NPV ...................................              74
    346,215    AMEC PLC ........................................             991
  1,703,000   oAOKI CONSTRUCTION CO LTD ........................             834
     20,000    ASANO SLATE CO LTD ..............................              19
    649,950    BARRATT DEVELOPMENTS LTD ........................           2,874
    322,500   oBERKELEY GROUP PLC ..............................           3,368
  5,391,568    BLUE CIRCLE INDUSTRIES PLC ......................          30,451
    233,437   oBPB PLC .........................................           1,414
  1,094,202    CENTEX CORP .....................................          41,306
 29,974,000    CHINA RESOURCES BEIJING LAND ....................           9,671
      9,928   oCOSTAIN GROUP PLC ...............................               6
     30,200   oCROSSMAN COMMUNITIES, INC .......................             917
  2,391,000    DAIWA HOUSE INDUSTRY CO LTD .....................          21,103
    833,000   oEKRAN BERHAD ....................................              90
    540,300    FLETCHER CHALLENGE LTD
                (BUILDING DIVISION) ............................             673
    166,948    FOMENTO CONSTRUCCIONES Y
                CONTRATAS S.A ..................................           8,626
  2,039,000    FUJITA CORP .....................................           1,117
    175,000   oHASEKO CORP .....................................             101
    379,000   oHAZAMA-GUMI LTD .................................             218
    174,630    HEPWORTH PLC ....................................             629
    397,600    HILLENBRAND INDUSTRIES, INC .....................          23,856
     43,478    HOLLANDSCHE BETON GROEP NV ......................             906
    536,025    HORTON (D.R.), INC ..............................          11,190
    404,000    INAX CORP .......................................           1,388
  1,484,723    JAMES HARDIE INDUSTRIES LTD .....................           4,147
     43,200    JARVIS PLC ......................................             499
  1,734,000    KAJIMA CORP .....................................           4,748
    720,362    KAUFMAN & BROAD HOME CORP .......................          22,871
     26,000    KOMATSU CONSTRUCTION CO LTD .....................              37
    793,677    LENNAR CORP .....................................          23,413
    974,249    MARLEY PLC ......................................           1,780
     50,000    MDC HOLDINGS, INC ...............................             988
    361,000    NIHON CEMENT CO LTD .............................             723
    235,000    NISHIMATSU CONSTRUCTION CO LTD ..................           1,151

                       See notes to financial statements.

                                                                        VALUE
     SHARES                                                             (000)
     ------                                                          -----------

              GENERAL BUILDING
               CONTRACTORS--(CONTINUED)
     73,100   oNVR, INC ........................................     $     3,002
    991,000    OBAYASHI CORP ...................................           4,198
    864,000    OKUMURA CORP ....................................           3,032
    189,000    PENTA OCEAN CONSTRUCTION CO LTD .................             436
    457,060   oPILKINGTON PLC ..................................             846
    557,161    PULTE CORP ......................................          16,645
    330,000    RMC GROUP PLC ...................................           5,721
  1,497,616    RUGBY GROUP PLC .................................           2,811
     59,000   oSHOKUSAN JUTAKO SAGO ............................              31
    429,860    SKANSKA AB SERIES B FREE ........................          19,297
 52,046,000   +SOUTH CHINA INDUSTRIES LTD ......................           1,511
    288,028    ST. GOBAIN S.A ..................................          53,404
    337,200    STANDARD-PACIFIC CORP ...........................           6,955
     34,000    SUZUNUI INDUSTRY CO LTD .........................              59
  3,276,000    TAISEI CORP .....................................           7,081
 12,814,892    TARMAC PLC ......................................          22,878
    123,000    TOA CORP ........................................             180
    454,400   oTOLL BROTHERS, INC ..............................          13,036
    287,500    TOTO LTD ........................................           1,746
        100   oU.S. HOME CORP ..................................               4
    679,100  #oUNITED ENGINEERING BERHAD .......................             277
      3,300   oUNIVERSALE-BAU AG ...............................             103
      1,100   oWALTER INDUSTRIES, INC ..........................              21
  2,584,540    WILLIAMS PLC ....................................          16,602
    265,600    WILSON (CONNOLLY) HOLDINGS PLC ..................             607
    465,900    WIMPEY (GEORGE) LTD .............................             906
     47,643    WOLSELEY PLC ....................................             280
      1,045    YOKOGAWA BRIDGE CORP ............................               3
  1,091,000    YTL CORP BERHAD .................................             821
                                                                     -----------
                                                                         410,696
                                                                     -----------
              GENERAL MERCHANDISE STORES--2.03%
    387,500   #50-OFF STORES, INC ..............................               0
      2,900   oAMES DEPARTMENT STORES, INC .....................              76
    682,850   oBJS WHOLESALE CLUB, INC .........................          27,741
  1,211,301    BOOTS CO LTD ....................................          20,069
    229,500  xoCALDOR CORP .....................................             103
      1,920   oCANON SALES CO, INC .............................              26
     56,427    CARREFOUR SUPERMARCHE S.A .......................          35,699
    943,250    CASEYS GENERAL STORES, INC ......................          15,623
    162,700   oCASINO GUICHARD-PERRACHON S.A ...................          12,992
  1,300,434    COLES MYER LTD ..................................           5,074
      5,600   oCOLRUYT S.A .....................................           4,394
      1,064    COMPTOIRS MODERNES ..............................             554
    432,606   oCONSOLIDATED STORES CORP ........................          15,682
  1,001,335   oCOSTCO COS, INC .................................          63,147
     57,000    DAIEI, INC ......................................             133
    466,000    DAIMARU, INC ....................................           1,222
  1,201,600    DAVID JONES LTD .................................           1,377
  2,531,231    DAYTON HUDSON CORP ..............................         122,765
     73,650    DELHAIZE FRERES NV ..............................           5,146
  1,091,900    DILLARDS, INC (CLASS A) .........................          45,246
    853,507    DOLLAR GENERAL CORP .............................          33,767
    560,575   oDOLLAR TREE STORES, INC .........................          22,773
     32,000    EL PUERTO DE LIVERPOOL S.A.(NON-VOTE) ...........              40
      4,000    FAMILY DOLLAR STORES, INC .......................              74
  2,224,849   oFEDERATED DEPARTMENT STORES, INC ................         119,725
    134,953   oFRED MEYER, INC .................................           5,736
     71,900    FREDS, INC ......................................           1,833
  1,602,000   oGIORDANO INTERNATIONAL LTD ......................             325
    310,300   oGOTTSCHALKS, INC ................................           2,754
  1,442,729    GREAT UNIVERSAL STORES PLC ......................          19,017
    650,000    HAGEMEYER NV ....................................          28,119
    285,000    HANKYU DEPARTMENT STORES, INC ...................           1,483
          8    HARCOURT GENERAL, INC ...........................               0
    787,920    HENNES & MAURITZ AB SERIES B ....................          50,289
     57,650   oHOMEBASE, INC ...................................             458
     67,300    HUDSONS BAY CO ..................................           1,542
     28,800    INSTRUMENTARIUM GROUP SERIES B FREE .............           1,837
    659,000    ISETAN CO .......................................           5,508
  1,175,000    ITO-YOKADO CO LTD ...............................          55,282
      2,080    JELMOLI HOLDINGS AG. (BR) .......................           2,640
    757,000    JUSCO CO LTD ....................................          13,881
  5,138,900   oK MART CORP .....................................          98,924
      3,200   oKARSTADT AG .....................................           1,556
  3,055,177    KINGFISHER PLC ..................................          49,191
    675,500   oKOHLS CORP ......................................          35,042
  6,087,931    MARKS & SPENCER PLC .............................          55,410
  1,690,000    MARUI CO LTD ....................................          25,205
  2,254,627    MAY DEPARTMENT STORES CO ........................         147,678
    130,000   oMEIKLES AFRICA LTD (ZIMBABWE) ...................             168
    298,400    MERCANTILE STORES CO, INC .......................          23,555
    407,970   oMETRO AG ........................................          24,636
     93,552   oMETRO AG. RTS ...................................               4
    160,000   oMETRO HOLDINGS LTD ..............................              97
     45,000    MITSUKOSHI LTD ..................................             129
  1,046,800    MYCAL CORP ......................................           6,637
    360,949   oNEIMAN-MARCUS GROUP, INC ........................          15,679
    730,470    NEXT PLC ........................................           6,277
     11,624    OPSM PROTECTOR LTD ..............................              23
  2,140,017    PENNEY (J.C.) CO, INC ...........................         154,750
     89,600    PICKN PAY STORES LTD ............................             110
     82,217   oPINAULT-PRINTEMPS-REDOUTE S.A ...................          68,809
    570,832   oPROFFITTS, INC ..................................          23,047
     33,339    PROMODES S.A ....................................          18,473
  1,933,350    RINASCENTE S.P.A ................................          19,266
      3,250   oRINASCENTE S.P.A. WTS 12/31/99 ..................               7
     28,800    ROBINSON & CO LTD ...............................              73
    884,300    ROSS STORES, INC ................................          38,025
      2,000   oROYAL CO LTD ....................................              27
     22,973   oSCHOOL SPECIALTY, INC ...........................             376
  1,571,923    SEARS PLC .......................................           1,397
    481,000    SEIYU LTD .......................................           1,005
    164,440    SEVEN-ELEVEN JAPAN CO LTD .......................           9,786
     84,800    SHIMACHU CO .....................................           1,393
    251,800   oSHOPKO STORES, INC ..............................           8,561
     28,350   oSTOCKMANN AB OY SERIES A ........................             847
     62,825    STOCKMANN B FREE ................................           1,466
    572,000    TAKASHIMAYA CO LTD ..............................           4,311
    623,000    UNY CO LTD ......................................          10,100
      4,867    VALORA HOLDINGS AG. (REGD) ......................           1,283
     10,500   oVALUE CITY DEPARTMENT STORES, INC ...............             221
  1,002,000   oVENATOR GROUP, INC ..............................          19,163
    173,626  xoVENTURE STORES, INC .............................               3
 10,962,876    WAL-MART STORES, INC ............................         665,995
  1,047,879    WATERFORD WEDGWOOD PLC (UNITS) ..................           1,359
     42,000    WOOLTRU LTD .....................................              54
     61,000    WOOLTRU LTD (CLASS N) (NON-VOTE) ................              79
                                                                     -----------
                                                                       2,284,349
                                                                     -----------
              HEALTH SERVICES--0.72%
    337,000   oACCESS HEALTH, INC ..............................           8,594
     36,600   oADVANCE PARADIGM, INC ...........................           1,345
    144,100   oAMERICAN HOMEPATIENT, INC .......................           2,756
    142,900   oAMERICAN ONCOLOGY RESOURCES, INC ................           1,746
     14,300   oAMERICAN RETIREMENT CORP ........................             254
      4,000   oAPPLIED ANALYTICAL INDUSTRIES, INC ..............              58
    352,600   oAPRIA HEALTHCARE GROUP, INC .....................           2,358
    738,561   oBEVERLY ENTERPRISES, INC ........................          10,201
     46,300   oCAREMATRIX CORP .................................           1,247

                       See notes to financial statements.

                                                                        VALUE
     SHARES                                                             (000)
     ------                                                          -----------

              HEALTH SERVICES--(CONTINUED)
     70,200   oCENTENNIAL HEALTHCARE CORP ......................     $     1,272
     77,000   oCLINTRIALS, INC .................................             375
    159,800   oCOASTAL PHYSICIAN GROUP, INC ....................             130
  4,945,299    COLUMBIA/HCA HEALTHCARE CORP ....................         144,032
    267,600   oCONCENTRA MANAGED CARE, INC .....................           6,958
    205,212   oCORAM HEALTHCARE CORP ...........................             398
    212,595  #oCORAM HEALTHCARE CORP WTS 07/11/99 ..............               0
     30,700   oCOVENTRY HEALTH CARE, INC .......................             457
     66,600   oCURATIVE HEALTH SERVICES, INC ...................           1,898
     97,782   oENZO BIOCHEMICAL, INC ...........................           1,308
     68,163   oEPITOPE, INC ....................................             443
     34,800   oEXPRESS SCRIPTS, INC ............................           2,806
     10,000   oEXTENDICARE, INC (CLASS A) ......................              81
    812,106   oFIRST HEALTH GROUP CORP .........................          23,145
    645,400   oGENESIS HEALTH VENTURES, INC ....................          16,135
    278,300   oHEALTH CARE & RETIREMENT CORP ...................          10,975
  1,954,500   oHEALTH MANAGEMENT ASSOCIATES, INC (CLASS A) .....          65,354
     58,000   oHEALTHCARE RECOVERIES, INC ......................           1,146
  2,384,803   oHEALTHSOUTH CORP ................................          63,644
    714,032   oHUMANA, INC .....................................          22,269
    131,562   oINTEGRATED HEALTH SERVICES, INC .................           4,934
    266,384    LAB HOLDINGS, INC ...............................           6,177
    593,660   oLABORATORY CORP OF AMERICA
                HOLDINGS .......................................           1,373
     75,098   oLABORATORY CORP OF AMERICA
                HOLDINGS WTS 04/28/00 ..........................               3
    120,083   oLCA-VISION, INC .................................             353
    294,700   oLINCARE HOLDINGS, INC ...........................          12,396
    154,100   oMAGELLAN HEALTH SERVICES, INC ...................           3,910
    668,250    MANOR CARE, INC .................................          25,686
    412,300   oMARINER HEALTH GROUP, INC .......................           6,854
    188,500   oMATRIA HEALTHCARE, INC ..........................             660
     69,920   oMAXICARE HEALTH PLANS, INC ......................             472
     47,900   oMEDICAL RESOURCES, INC ..........................             147
    637,700   oMID ATLANTIC MEDICAL SERVICES, INC ..............           7,334
     28,550   oMOLECULAR BIOSYSTEMS, INC .......................             205
    169,200   oNATIONAL SURGERY CENTERS, INC ...................           4,917
  1,127,900   oNOVACARE, INC ...................................          13,253
  1,201,400    OMNICARE, INC ...................................          45,803
      7,000   oORTHODONTIC CENTERS OF AMERICA, INC .............             147
     33,400   oPARACELSUS HEALTHCARE CORP ......................             104
    389,024   oPARAGON HEALTH NETWORK, INC .....................           6,273
    132,100   oPEDIATRIX MEDICAL GROUP, INC ....................           4,912
    571,729   oPHARMERICA, INC .................................           6,896
    110,700   oPHP HEALTHCARE CORP .............................             816
    394,246   oPHYCOR, INC .....................................           6,530
    287,600   oPHYSICIAN RELIANCE NETWORK, INC .................           3,289
     76,600   oPHYSICIANS RESOURCE GROUP, INC ..................             349
     59,800   oPRIME MEDICAL SERVICES, INC .....................             561
    709,775   oPSS WORLD MEDICAL, INC ..........................          10,380
    243,308   oQUEST DIAGNOSTICS, INC ..........................           5,322
    955,600   oQUORUM HEALTH GROUP, INC ........................          25,323
      2,600   oRENAL CARE GROUP, INC ...........................             115
    226,484   oRESPONSE ONCOLOGY, INC ..........................           1,486
    107,550   oSIERRA HEALTH SERVICES, INC .....................           2,709
     10,766   oSUN HEALTHCARE GROUP, INC .......................             157
  3,076,162   oTENET HEALTHCARE CORP ...........................          96,130
      9,432   oTOTAL RENAL CARE HOLDINGS, INC ..................             325
  1,361,394    UNITED HEALTHCARE CORP ..........................          86,449
    350,900   oUNIVERSAL HEALTH SERVICES, INC ..................          20,484
    242,388   oVENCOR, INC .....................................           1,757
                                                                     -----------
                                                                         806,376
                                                                     -----------

              HEAVY CONSTRUCTION, EXCEPT
               BUILDING--0.11%
    176,700  xoATKINSON (G.F.) CO OF CALIFORNIA ................               9
    421,353   oAUTOPISTAS CONCESIONARIA ESPANOLA RTS ...........             319
    421,353    AUTOPISTAS CONCESIONARIA ESPANOLA S.A ...........           6,537
     10,400   oBILFINGER & BERGER AG ...........................             356
  2,639,169    BORAL LTD .......................................           4,952
     10,784   oBOUYGUES S.A ....................................           1,958
     70,400    BRISA-AUTO ESTRADAS DE PORTUGAL S.A .............           3,011
  2,249,000    CHICHIBU ONODA CEMENT CORP ......................           4,067
    103,986    DRAGADOS Y CONSTRUCCIONES S.A ...................           3,335
     11,100    ENGIL-SGPS ......................................             126
      3,000    FLUOR CORP ......................................             153
    745,100    FOSTER WHEELER CORP .............................          15,973
     42,000   oGOLDEN PLUS HOLDINGS BERHAD .....................               8
    171,500    GRANITE CONSTRUCTION, INC .......................           5,252
     31,552    GROUPE GTM ......................................           3,277
     30,200    HOCHTIEF AG .....................................           1,449
    698,410   oIMPREGILO S.P.A .................................             617
    269,000    JGC CONSTRUCTION CORP ...........................             657
  1,081,000    KINDEN CORP .....................................          13,085
  2,771,000   oKUMAGAI GUMI CO LTD .............................           1,997
    466,000    KUMAGAI GUMI CO LTD (HONG KONG) .................             194
     93,200  #oKUMAGAI GUMI CO LTD WTS 12/31/99 ................               0
    190,000    MAEDA ROAD CONSTRUCTION CO LTD ..................           1,017
     89,800   oMATRIX SERVICE CO ...............................             651
      1,000    MATSUO BRIDGE CO LTD ............................               2
        100   oMORRSION KNUDSEN CORP ...........................               1
  2,919,732    PIONEER INTERNATIONAL LTD .......................           6,962
    437,000    SATO KOGYO ......................................             359
    488,217   oSCHNEIDER S.A ...................................          38,930
  1,697,000    SHIMIZU CORP ....................................           4,891
    570,100    SINGAPORE TECHNOLOGIES
                INDUSTRIAL CORP ................................             422
      9,200   oSOCIEDADE DE CONSTRUCOES SOARES DA COS ..........              76
     10,900    SOMAGUE-SGPS S.A ................................             103
      2,134  #oSOMAGUE-SGPS S.A. BABY SHS ......................              20
        900   oSTRABAG BAU AG ..................................              78
    613,500   oTIME ENGINEERING BERHAD .........................              84
     66,000   oTOMOE ENGINEERING CO LTD ........................             376
                                                                     -----------
                                                                         121,304
                                                                     -----------
              HOLDING AND OTHER INVESTMENT
               OFFICES--1.22%
     17,750   oAACHENER & MUNCHENER BETEIL (BR) ................           2,075
     97,900    AACHENER & MUNCHENER BETEIL (REGD) ..............          11,444
     21,500    ALEXANDER HAAGEN PROPERTIES, INC ................             324
     17,100    ALEXANDRIA REAL ESTATE EQUITIES, INC ............             512
    623,300    AMBAC FINANCIAL GROUP, INC ......................          36,463
      3,400    AMERICAN GENERAL HOSPITALITY CORP ...............              72
    183,700    AMERICAN HEALTH PROPERTIES, INC .................           4,593
    124,000   oAMERICAN REAL ESTATE PARTNERS L.P. ..............           1,271
     20,000    AMLI RESIDENTIAL PROPERTIES TR ..................             429
     20,960    ANGLO AMERICAN INDUSTRIAL CORP ..................             352
     67,235    ANGLO AMERICAN PLATINUM CORP LTD ................             736
     20,600    ANGLOVAAL HOLDINGS LTD ..........................             136
     63,000   oANGLOVAAL INDUSTRIES LTD ........................              70
    152,953   oAPARTMENT INVESTMENT & MANAGEMENT CO ............           6,042
    413,500    ARDEN REALTY GROUP, INC .........................          10,699
     24,900    ASSOCIATED ESTATES REALTY CORP ..................             465
    405,727    AVALON BAY COMMUNITIES, INC .....................          15,418
     64,187    BARLOW LTD ......................................             341

                       See notes to financial statements.

                                                                        VALUE
     SHARES                                                             (000)
     ------                                                          -----------

              HOLDING AND OTHER
               INVESTMENT OFFICES--(CONTINUED)
  3,999,800  #oBB BIOVENTURES L. P .............................     $     4,000
     34,400    BEDFORD PROPERTY INVESTORS, INC .................             628
     75,000    BERKSHIRE REALTY CO, INC ........................             877
    138,577    BOHLER-UDDEHOLM AG. (BR) ........................           9,155
    266,500    BOSTON PROPERTIES, INC ..........................           9,194
     29,900    BOYKIN LODGING CO ...............................             648
    157,273    BRADLEY REAL ESTATE, INC ........................           3,322
    222,000    BRE PROPERTIES, INC (CLASS A) ...................           5,786
  4,681,523    BRIERLEY INVESTMENTS LTD ........................           2,333
     39,000    BURNHAM PACIFIC PROPERTIES, INC .................             553
    259,541   oBURNS PHILP & CO LTD ............................              21
      8,872    CAMDEN PROPERTY TR ..............................             264
    383,056    CAPSTEAD MORTGAGE CORP ..........................           3,208
    448,200    CARRAMERICA REALTY CORP .........................          12,718
  3,543,000  +oCASTELLUM AB ....................................          41,761
    169,500    CBL & ASSOCIATES PROPERTIES, INC ................           4,110
    252,500    CCA PRISON REALTY TR ............................           7,733
     98,750    CEMEX S.A. (CLASS B) ............................             434
     72,720    CEMEX S.A. DE CV-CPO ............................             273
     92,900    CENTERPOINT PROPERTIES CORP .....................           3,072
    111,100    CHARLES E. SMITH RESIDENTIAL REALTY .............           3,555
     16,100    CHARTER MUNICIPAL MORTGAGE ACCEPTANCE ...........             226
     69,400    CHATEAU PROPERTIES, INC .........................           1,995
     41,200    CHELSEA GCA REALTY, INC .........................           1,648
    651,100   oCOAST FEDERAL LITIGATION CONTINGENT RT ..........           9,848
     59,900    COLONIAL PROPERTIES TR ..........................           1,857
     63,300    COMMERCIAL NET LEASE REALTY, INC ................           1,025
     65,000    COMPASS GROUP PLC ...............................             749
    187,400    CORNERSTONE PROPERTIES, INC .....................           3,303
     52,900    COUSINS PROPERTIES, INC .........................           1,580
    530,716    CREDIT SUISSE GROUP (REGD) ......................         118,089
    815,400    CRESCENT REAL ESTATE EQUITIES, INC ..............          27,418
     42,410   oCRESECENT OPERATING, INC ........................             721
          1   #CRESTARAN INTERNATIONAL INVESTMENT BV ...........               0
     75,715    CRIIMI MAE, INC .................................           1,051
     85,400    CROWN AMERICAN REALTY TR ........................             827
  1,354,800    DBS LAND LTD ....................................           1,123
    111,400    DE BEERS CENTENARY AG. (UNITS) ..................           1,971
    788,436    DELTA CORP ......................................             517
    162,800    DEVELOPERS DIVERSIFIED REALTY CORP ..............           6,380
     10,000    DIAMOND LEASE CO LTD ............................              64
     95,900    DOUGLAS HOLDINGS AG .............................           5,106
    395,402    DUKE REALTY INVESTMENTS, INC ....................           9,341
    107,621    DYNEX CAPITAL, INC ..............................           1,197
      7,200    EA-GENERALI AG ..................................           2,115
     48,800    EASTGROUP PROPERTIES, INC .......................             979
    122,000    EQUITY INNS, INC ................................           1,609
  1,110,090    EQUITY OFFICE PROPERTIES TR .....................          31,499
    272,412    EQUITY RESIDENTIAL PROPERTIES TR CO .............          12,923
      2,400    ESSEX PROPERTY TR, INC ..........................              74
     10,477   oEURAFRANCE S.A ..................................           6,585
    930,433    EVEREST REINSURANCE HOLDINGS, INC ...............          35,764
     94,600    EXCEL REALTY TR, INC ............................           2,726
     94,300    FEDERAL REALTY INVESTMENT TR ....................           2,269
    575,600    FELCOR SUITE HOTELS, INC ........................          18,059
      3,620   oFIRST HUNGARY FUND LTD (CLASS A) ................           6,328
    361,600    FIRST INDUSTRIAL REALTY TR, INC .................          11,503
  1,598,400    FIRST NIS REGIONAL FUND (FULLY PD) ..............          14,985
     49,778   oFIRST RUSSIAN FRONTIER SERIES A
                WTS 06/30/01 ...................................             210
    248,893   oFIRST RUSSIAN FRONTIERS PLC ORD .................           2,637
      3,100   oFIRST UNION REAL ESTATE INVESTMENTS .............              29
      2,980    FORBO HOLDINGS AG. (REGD) .......................           1,517
      1,050    FUJI DENKI REIKI CO LTD .........................               4
    143,000    GENERAL GROWTH PROPERTIES, INC ..................           5,345
  1,123,891    GENERAL PROPERTY TR .............................           1,817
    385,338    GETTY REALTY CORP ...............................           7,466
    118,300    GLENBOROUGH REALTY TR, INC ......................           3,120
    132,100    GLIMCHER REALTY TR ..............................           2,568
     34,200    GREAT LAKES REIT, INC ...........................             596
  1,638,851    HANSON PLC ......................................           9,960
    759,600    HEALTH & RETIREMENT PROPERTY TR .................          14,290
    108,500    HEALTH CARE PROPERTY INVESTORS, INC .............           3,913
    107,695    HEALTH CARE REIT, INC ...........................           2,746
     85,500    HEALTHCARE REALTY TR, INC .......................           2,330
    660,900    HIGHWOODS PROPERTIES, INC .......................          21,355
      2,600    HOME PROPERTIES OF N.Y., INC ....................              69
      4,218   oHORIZON GROUP PROPERTIES, INC ...................              28
    227,000    HOSPITALITY PROPERTIES TR .......................           7,292
  4,906,400    HUTCHINSON WHAMPOA LTD ..........................          25,898
     17,300    IMPAC MORTGAGE HOLDINGS, INC ....................             269
    220,000    INCHAPE MOTORS ..................................             151
    801,740    INDYMAC MORTGAGE HOLDINGS, INC ..................          18,240
    206,500    INNKEEPERS USA TR ...............................           2,607
    243,400   oINTERDIGITAL COMMUNICATIONS CORP ................           1,308
    134,000    IRT PROPERTY CO .................................           1,474
     55,400    IRVINE APARTMENT COMMUNITIES, INC ...............           1,603
     16,800    JDN REALTY CORP .................................             536
    101,600    JP REALTY, INC ..................................           2,394
  2,667,055    KAO CORP ........................................          41,123
    355,248   oKBC BANCASSURANCE HOLDINGS NV ...................          31,791
    128,400    KESCO OYJ .......................................           2,024
     41,200    KILROY REALTY CORP ..............................           1,030
    375,050    KIMCO REALTY CORP ...............................          15,377
      7,300    KOGER EQUITY, INC ...............................             147
    801,015    LAND SECURITIES PLC .............................          12,383
    763,169    LEND LEASE CORP LTD .............................          15,431
    255,300    LIBERTY PROPERTY TR CO ..........................           6,526
     31,500   oLION LAND BERHAD ................................               3
     84,700    LTC PROPERTIES, INC .............................           1,578
     68,100    MACERICH CO (THE) ...............................           1,996
    384,400    MACK-CALI REALTY CORP ...........................          13,214
    139,000    MALAYSIAN MOSAICS BERHAD ........................              29
     96,800    MANUFACTURED HOME COMMUNITIES, INC ..............           2,335
    638,444    MEDITRUST CORP PAIRED ...........................          17,837
      8,927    MELCO INTERNATIONAL
                DEVELOPMENT LTD ................................               1
    181,220    MEPC PLC ........................................           1,593
     97,900    MERIDIAN INDUSTRIAL TR, INC .....................           2,252
    400,572    MERRY LAND & INVESTMENT CO, INC .................           8,437
     50,800    MGI PROPERTIES, INC .............................           1,330
     15,600    MID-AMERICA APARTMENT
                COMMUNITIES, INC ...............................             410
      2,922    MILLS CORP ......................................              70
  2,124,000    MITSUBISHI ESTATE CO LTD ........................          18,670
    200,270   oMUENCHENER RUECKVER AG. (REGD) ..................          99,414
  1,217,700   oMULTI-PURPOSE HOLDINGS BERHAD ...................             302
    116,418    MURRAY & ROBERTS HOLDINGS LTD ...................             121
    151,000    NAMPAK LTD ......................................             359
    140,000    NATIONAL GOLF PROPERTIES, INC ...................           4,209
     72,700    NATIONAL HEALTH INVESTORS, INC ..................           2,408
    194,100    NATIONWIDE HEALTH PROPERTIES, INC ...............           4,634
     76,979    NEDCOR LTD ......................................           1,660
    529,085    NEW PLAN REALTY TR ..............................          12,963
     80,400    NICHIEI CO LTD (KYOTO) ..........................           5,468
     64,800    OMEGA HEALTHCARE INVESTORS, INC .................           2,276
    426,000    ORIENT CORP .....................................             930

                       See notes to financial statements.

                                                                        VALUE
     SHARES                                                             (000)
     ------                                                          -----------

              HOLDING AND OTHER
               INVESTMENT OFFICES--(CONTINUED)
    262,240   oORIENTAL HOLDINGS ...............................     $       436
     30,100    PACIFIC GULF PROPERTIES, INC ....................             651
     39,800    PAN PACIFIC RETAIL PROPERTIES, INC ..............             771
     52,300    PARKWAY PROPERTIES, INC .........................           1,543
    525,725    PATRIOT AMERICAN HOSPITALITY, INC ...............          12,585
     30,700   oPEC ISRAEL ECONOMIC CORP ........................             733
      3,000    PENNSYLVANIA REAL ESTATE
                INVESTMENT TR ..................................              67
     74,900    PEPKOR LTD ......................................             279
    520,324    NOBLEZA-PICCARDO SDAD INDUSTRIAL
                COMERCIAL Y FINANCIERA .........................           2,612
    138,904    PERNOD-RICARD S.A ...............................           9,626
    106,740    POST PROPERTIES, INC ............................           4,109
    195,700    POWER CORP OF CANADA ............................           9,182
    299,000    PRENTISS PROPERTIES TR ..........................           7,269
     96,000    PRESTIGE PROPERTY HOLDINGS LTD ..................               5
      4,575   oPRICESMART, INC .................................              73
     71,194   oPRIME RETAIL, INC ...............................             850
    426,220    PROVIDENT FINANCIAL PLC .........................           6,685
    850,300    PUBLIC STORAGE, INC .............................          23,808
    102,300    REALTY INCOME CORP ..............................           2,698
    167,700    RECKSON ASSOCIATES REALTY CORP ..................           3,962
     13,416   oRECKSON SERVICES INDUSTRIES, INC ................              44
    215,500    REDWOOD TR, INC .................................           3,785
     76,600    REGENCY REALTY CORP .............................           1,925
    156,700    REMBRANDT GROUP LTD .............................             984
    375,800    RFS HOTEL INVESTORS, INC ........................           7,140
     22,719    ROYALE BELGE VIE ACCIDENTS ......................           8,639
    167,500    SAFMARINE & RENNIES HOLDINGS LTD ................             128
  1,603,196    SANKYO CO LTD ...................................          36,501
     39,400   oSAUL CENTERS, INC ...............................             682
    163,225    SECURITY CAPITAL ATLANTIC, INC ..................           3,642
    124,700    SECURITY CAPITAL INDUSTRIAL TR ..................           3,118
    455,028    SECURITY CAPITAL PACIFIC TR .....................          10,238
    105,300    SHURGARD STORAGE CENTERS, INC ...................           2,922
     11,744    SIMCO (REGD) ....................................             963
    812,860    SIMON DEBARTOLO GROUP, INC ......................          26,418
  4,282,012    SINO LAND CO ....................................           1,492
     54,600    SOVRAN SELF STORAGE, INC ........................           1,542
    306,100    SPIEKER PROPERTIES, INC .........................          11,861
    593,732    ST. JAMES PLACE CAPITAL PLC .....................           3,225
  1,273,237    STARWOOD HOTELS & RESORTS TR ....................          61,513
    330,195   oSTELUX HOLDINGS INTERNATIONAL LTD ...............              12
  1,855,542    STOCKLAND TR GROUP (UNITS) ......................           4,240
     26,500    STORAGE TR REALTY ...............................             619
    198,200    STORAGE U.S.A., INC .............................           6,937
     48,100    SUMMIT PROPERTIES, INC ..........................             911
     63,600    SUN COMMUNITIES, INC ............................           2,107
      3,900    SUNSTONE HOTEL INVESTORS, INC ...................              52
      2,000    TANGER FACTORY OUTLET CENTERS, INC ..............              63
    509,800    TAUBMAN CENTERS, INC ............................           7,265
  1,505,441   oTELEFONICA DE ARGENTINA S.A. (CLASS B) ..........           4,878
      7,637    THORNBURG MORTGAGE ASSET CORP ...................              93
     49,900    TOHO CO LTD .....................................           5,249
     25,025    TONGAAT HULETT GROUP LTD ........................             188
     27,600    TOWN & COUNTRY TR ...............................             457
     83,400    TRINET CORPORATE REALTY TR, INC .................           2,836
     38,800    U.S. RESTAURANT PROPERTIES, INC .................           1,050
  1,015,947    UNITED DOMINION REALTY TR, INC ..................          14,096
     37,300    UNIVERSAL HEALTH REALTY INCOME TR ...............             746
     58,200    URBAN SHOPPING CENTERS, INC .....................           1,833
     21,188   oVENTAS, INC .....................................             293
    109,300    VORNADO REALTY TR ...............................           4,338
    110,100    WALDEN RESIDENTIAL PROPERTIES, INC ..............           2,697
     85,800    WASHINGTON REAL ESTATE INVESTMENT TR ............           1,491
     53,900    WEEKS CORP ......................................           1,705
      2,225   oWELLSFORD REAL PROPERTIES, INC ..................              31
     55,300   oWESTERN INVESTMENT REAL ESTATE TR ...............             757
     60,700    WESTFIELD AMERICA, INC ..........................           1,115
      7,600    WINSTON HOTELS, INC .............................              95
     92,993    WOLTERS KLUWER NV ...............................          12,764
                                                                     -----------
                                                                       1,374,268
                                                                     -----------
              HOTELS AND OTHER LODGING
               PLACES--0.29%
    295,600   oAVATEX CORP .....................................             610
    225,500   oAZTAR CORP ......................................           1,536
    611,000    BERJAYA LAND BERHAD .............................             336
    111,500   oBRISTOL HOTEL CO ................................           2,732
    208,500   oCAPSTAR HOTEL CO ................................           5,838
     51,250   oCASINO AMERICA, INC .............................             179
  5,005,771   oCENDANT CORP ....................................         104,495
    551,850   oCHOICE HOTELS INTERNATIONAL, INC ................           7,484
      9,384   oCIRCUS CIRCUS ENTERPRISES, INC ..................             159
    154,151   oCROWN LTD .......................................              46
    504,400   oEXTENDED STAY AMERICA, INC ......................           5,675
     70,000   oFABER GROUP BERHAD ..............................               8
      6,500    GENTING BERHAD ..................................              12
     19,100   oGENTING INTERNATIONAL PLC .......................               2
      2,000    HARBOUR CENTRE DEVELOPMENT LTD ..................               1
    172,500    HILTON HOTELS CORP ..............................           4,916
     36,953   oHOMESTEAD VILLAGE, INC ..........................             439
  1,281,283    HONG KONG & SHANGHAI HOTELS LTD .................             641
     26,083   oHONG KONG & SHANGHAI HOTELS LTD
                WTS 12/10/98 ...................................               0
  1,689,600   oHOST MARRIOTT CORP ..............................          30,096
    147,080   oHOST MARRIOTT SERVICES CORP .....................           2,142
     13,000   oJURYS HOTEL GROUP PLC ...........................             109
     41,000   oJURYS HOTEL GROUP PLC (U.K.) ....................             352
     17,989   oKERSAF INVESTMENT LTD ...........................              82
  1,059,450    LA QUINTA INNS, INC .............................          22,381
    440,000   oLANDMARKS HOLDINGS BERHAD .......................              55
     44,500    MARCUS CORP .....................................             795
    644,700    MARRIOTT INTERNATIONAL (CLASS A) ................          20,872
    361,900   oMGM GRAND, INC ..................................          11,422
  1,285,000   oMIRAMAR HOTEL & INVESTMENT CO LTD ...............           1,128
    130,700   oPRIMADONNA RESORTS, INC .........................           1,875
    839,100   oPRIME HOSPITALITY CORP ..........................          14,632
  1,175,468   oPROMUS HOTEL CORP ...............................          45,256
  1,703,612    RANK GROUP PLC ..................................           9,352
     94,700   oRED ROOF INNS, INC ..............................           1,604
  6,646,000    REGAL HOTELS INTERNATIONAL LTD ..................             798
    968,100    RESORTS WORLD BERHAD ............................           1,064
    341,600   oRIO HOTEL & CASINO, INC .........................           6,448
    115,600   oSERVICO, INC ....................................           1,734
      2,703    SHANGRI-LA HOTELS BERHAD ........................               1
    279,000   oSIGNATURE RESORTS, INC ..........................           4,604
     67,500   oSODEXHO MARRIOTT SERVICES, INC ..................           1,958
     18,000   oSTATION CASINOS, INC ............................             264
     16,200   oSUBURBAN LODGES OF AMERICA, INC .................             245
    526,000    SUN INTERNATIONAL SOUTH AFRICA ..................             178
    193,683   oSUNBURST HOSPITALITY CORP .......................           1,344
     52,800   oTRADEWEST RESORTS, INC ..........................             670
    394,900   oTRUMP HOTEL & CASINO RESORT, INC ................           2,789
     64,000   oVAIL RESORTS, INC ...............................           1,704
      3,500   oVISTANA, INC ....................................              64
  1,654,666    ZIMBABWE SUN LTD ................................             257
                                                                     -----------
                                                                         321,384
                                                                     -----------

                       See notes to financial statements.

                                                                        VALUE
     SHARES                                                             (000)
     ------                                                          -----------

              INDUSTRIAL MACHINERY AND
               EQUIPMENT--5.50%
  3,187,949   o3COM CORP .......................................     $    97,830
      4,391    ABB AG. (REGD) ..................................           1,332
     68,776    ABB ASEA BROWN BOVERI LTD (BR) ..................         101,568
  2,570,900   oADAPTEC, INC ....................................          36,796
      1,300   oAG-CHEM EQUIPMENT CO, INC .......................              29
     16,700    AGCO CORP .......................................             343
      6,700   oALAMO GROUP, INC ................................             127
     22,400    ALLIED PRODUCTS CORP ............................             475
     71,000   oAPEX PC SOLUTIONS, INC ..........................           1,979
  1,007,100   oAPPLE COMPUTER, INC .............................          28,891
  3,608,700   oAPPLIED MATERIALS, INC ..........................         106,457
     62,500   oAPPLIED POWER, INC (CLASS A) ....................           2,148
      1,000   oASICS CORP ......................................               1
     45,000   oASK ASA .........................................             349
    158,700   oASYST TECHNOLOGIES, INC .........................           2,004
    284,010    ATLAS COPCO AB SERIES A FREE ....................           7,746
    180,270    ATLAS COPCO AB SERIES B FREE ....................           4,916
      2,000   oATMI, INC .......................................              30
     90,300   oAUSPEX SYSTEMS, INC .............................             491
  1,341,072    AUSTRALIAN NATIONAL INDUSTRIES LTD ..............             772
    432,574   oAUTOTOTE CORP (CLASS A) .........................           1,244
    264,450    BAKER HUGHES, INC ...............................           9,140
      4,000   oBANCTEC, INC ....................................              93
    453,138   oBAY NETWORKS, INC ...............................          14,614
  3,096,168   oBBA GROUP PLC ...................................          23,350
      4,842    BEKAERT S.A .....................................           4,021
      1,100   oBELL & HOWELL CO ................................              28
      1,200    BEWCKISER WASSER TECHNIK AG .....................             255
     28,100    BLACK & DECKER CORP .............................           1,714
    156,600   oBLACK BOX CORP ..................................           5,197
     12,000    BOMBARDIER, INC (CLASS A) .......................             326
    658,852    BOMBARDIER, INC (CLASS B) .......................          17,921
     48,400   oBROWN & SHARPE MANUFACTURING CO (CLASS A) .......             581
  1,370,300    BRUNSWICK CORP ..................................          33,915
    602,600   oC-CUBE MICROSYSTEMS, INC ........................          11,186
     15,400   oCABLETRON SYSTEMS, INC ..........................             207
        900    CAMCO INTERNATIONAL, INC ........................              70
     22,700   oCASCADE CORP ....................................             414
    423,000    CASE CORP .......................................          20,410
  3,334,700    CATERPILLAR, INC ................................         176,322
    103,600    CHART INDUSTRIES, INC ...........................           2,473
    752,000   oCHIYODA CORP ....................................             921
    645,000    CINCINNATI MILACRON, INC ........................          15,682
    169,100   oCIRRUS LOGIC, INC ...............................           1,881
  9,798,725   oCISCO SYSTEMS, INC ..............................         902,095
    265,200    COBHAM GROUP PLC ................................           4,646
      3,000   oCOINMACH LAUNDRY CORP ...........................              71
  2,476,200   oCOLTEC INDUSTRIES, INC ..........................          49,214
      7,000    COLUMBUS MCKINNON CORP ..........................             182
 12,065,469    COMPAQ COMPUTER CORP ............................         342,358
    295,580    CONTINENTAL AG ..................................           9,285
    335,496   oCOOPER CAMERON CORP .............................          17,110
    361,000   oCOPYTELE, INC ...................................             812
    504,600  xoCRAY COMPUTER CORP ..............................               1
    493,400    CUMMINS ENGINE CO, INC ..........................          25,287
    127,850   oCUNO, INC .......................................           2,765
     86,000    DAIFUKU CO LTD ..................................             320
    422,000    DAIKIN INDUSTRIES LTD ...........................           2,718
    470,000    DAIWA INDUSTRIES LTD ............................           1,879
     69,400   oDANIELI & CO ....................................             584
     13,900   oDATA GENERAL CORP ...............................             208
  2,067,473    DEERE & CO ......................................         109,318
  4,510,866   oDELL COMPUTER CORP ..............................         418,665
    109,374    DELTA PLC .......................................             399
     84,000   oDETROIT DIESEL CORP .............................           1,811
     58,650   oDEUTZ AG ........................................             694
    160,200   oDIALOGIC CORP ...................................           4,766
    609,600   oDIAMOND MULTIMEDIA SYSTEMS, INC .................           4,172
    252,462    DIEBOLD, INC ....................................           7,290
     82,400   oDIGI INTERNATIONAL, INC .........................           1,669
    325,700    DONALDSON CO, INC ...............................           7,695
    664,615    DOVER CORP ......................................          22,763
    557,620   oDRESSER INDUSTRIES, INC .........................          24,570
     30,200    DT INDUSTRIES, INC ..............................             732
     77,531   oDUPONT PHOTOMASKS, INC ..........................           2,675
    354,338    EASTERN ENTERPRISES CO ..........................          15,192
    944,634    EATON CORP ......................................          73,445
    372,000    EBARA CORP ......................................           3,307
    176,800   oELECTROGLAS, INC ................................           2,309
  4,321,300   oEMC CORP ........................................         193,648
     13,300   oEMULEX CORP .....................................              79
     45,100   oENCAD, INC ......................................             614
     83,794   oESCO ELECTRONICS CORP (TR RECEIPTS) .............           1,592
     20,400   oEST ASIATIQUE ...................................             150
    394,000   oETEC SYSTEMS, INC ...............................          13,864
    136,200   oEVANS & SUTHERLAND COMPUTER CORP ................           3,431
    155,200   oEXABYTE CORP ....................................           1,295
    551,220    FANUC LTD .......................................          19,063
    390,200    FEDDERS CORP ....................................           2,609
    153,550    FEDDERS CORP (CLASS A) ..........................             979
      1,828    FISCHER (GEORGE) LTD (REGD) .....................             711
    718,272    FLOWSERVE CORP ..................................          17,687
     51,700    FLS INDUSTRIES AS (CLASS B) .....................           1,316
     96,200   oFSI INTERNATIONAL, INC ..........................             932
      2,000    FUJI TEC CO LTD .................................              12
  4,671,000    FUJITSU LTD .....................................          49,136
    114,300   oGARDNER DENVER, INC .............................           3,158
    944,200   oGATEWAY 2000, INC ...............................          47,800
      2,500   oGENERAL BINDING CORP ............................              92
  2,599,574   +GENERAL SIGNAL CORP .............................          93,585
    355,275   oGERBER SCIENTIFIC, INC ..........................           8,083
    500,000    GILDEMEISTER S.P.A ..............................           2,191
    921,206    GKN PLC .........................................          11,735
     78,100    GLEASON CORP ....................................           2,197
    313,920   oGLOBAL INDUSTRIAL TECHNOLOGIES, INC .............           4,513
    333,606    GRACO, INC ......................................          11,635
     47,562   oGRADCO SYSTEMS, INC .............................             321
    133,100   oHANOVER COMPRESSOR CO ...........................           3,602
  3,018,000    HARBIN POWER EQUIPMENT CO LTD SERIES H ..........             273
    119,900    HARNISCHFEGER INDUSTRIES, INC ...................           3,395
  6,638,508    HEWLETT-PACKARD CO ..............................         397,481
    796,000    HITACHI ZOSEN CORP ..............................           1,285
    702,773    HUSSMANN INTERNATIONAL, INC .....................          13,045
    111,200    IDEX CORP .......................................           3,836
    391,210   oIMATION CORP ....................................           6,479
    237,500   oIN FOCUS SYSTEMS, INC ...........................           1,677
      4,543   oINDUSTRIE-WERKE KARLSRUHE
                AUGSBURG AG ....................................           1,065
  1,819,500    INGERSOLL-RAND CO ...............................          80,172
    139,700   oINTEGRATED PROCESS EQUIPMENT CORP ...............           1,572
      1,265   oINTERGRAPH CORP .................................              11
 10,631,300    INTERNATIONAL BUSINESS MACHINES CORP ............       1,220,606
     12,000   oINTEVAC, INC ....................................             129
    135,800   oIOMEGA CORP .....................................             798
      1,100   oIONICS, INC .....................................              41
    366,000   oJAPAN STEEL WORKS LTD ...........................             451
    161,100    JLG INDUSTRIES, INC .............................           3,262

                       See notes to financial statements.

                                                                        VALUE
     SHARES                                                             (000)
     ------                                                          -----------

              INDUSTRIAL MACHINERY AND
               EQUIPMENT--(CONTINUED)
     96,100   oJTS CORP ........................................     $         6
    422,300    KAYDON CORP .....................................          14,912
     80,000   oKCI KONESCRANES INTERNATIONAL ...................           4,054
    520,773    KENNAMETAL, INC .................................          21,742
    625,900    KEPPEL CORP .....................................             941
         30    KEYENCE CORP ....................................               3
      4,300   oKOMAG, INC ......................................              23
  2,345,000    KOMATSU LTD .....................................          11,388
      8,400    KONE CORP SERIES B ..............................           1,179
     11,100    KORN-OG FODERSTOF KOMPAGNIET AS .................             262
    632,000    KOYO SEIKO CO LTD ...............................           2,359
  1,788,000    KUBOTA CORP .....................................           4,122
     68,400   oKULICHE & SOFFA INDUSTRIES, INC .................           1,163
     21,000    KURITA WATER INDUSTRIES LTD .....................             248
     41,335    KVAERNER INDUSTRIER AS SERIES A .................           1,401
    405,800    KYOCERA CORP ....................................          19,823
      2,659   oLAM RESEARCH CORP ...............................              51
  1,073,700   oLEXMARK INTERNATIONAL GROUP (CLASS A) ...........          65,496
     54,800   oLINCOLN ELECTRIC HOLDINGS CO ....................           1,212
     14,693    LINDE AG ........................................          10,094
     44,050    LINDSAY MANUFACTURING CO ........................           1,195
    609,788   oLITTON INDUSTRIES, INC ..........................          35,977
    326,000    MAKINO MILLING MACHINE CO LTD ...................           2,295
    124,000    MAKITA CORP .....................................           1,429
        975    MANITOWOC, INC ..................................              39
        200    MCDERMOTT INTERNATIONAL, INC ....................               7
      2,400   oMICRON ELECTRONICS, INC .........................              29
    111,200   oMICROS SYSTEMS, INC .............................           3,680
     64,900   oMICROTOUCH SYSTEMS, INC .........................           1,205
  2,015,000    MINEBEA CO LTD ..................................          20,049
  6,345,000    MITSUBISHI HEAVY INDUSTRIES LTD .................          23,955
    601,300   oMOHAWK INDUSTRIES, INC ..........................          19,054
    200,800  xoMOLTEN METAL TECHNOLOGY, INC ....................              24
    341,000    MORI SEIKI CO LTD ...............................           4,174
    120,100   oMTI TECHNOLOGY CORP .............................           1,100
     86,900   oNASHUA CORP .....................................           1,358
      1,650   oNATIONAL INSTRUMENTS CORP .......................              59
    694,637   oNCR CORP ........................................          22,576
    278,000   oNETWORK COMPUTING DEVICES, INC ..................           2,259
      2,500   oNETWORK EQUIPMENT TECHNOLOGIES, INC .............              39
    302,000    NIDEC CORP ......................................          20,628
    356,000   oNIIGATA ENGINEERING CO LTD ......................             239
      5,000    NIKKO CO LTD ....................................              12
     81,000    NIPPON SHARYO LTD ...............................             191
    141,572    NORDSON CORP ....................................           6,654
      1,800   oNORTEK, INC .....................................              55
    614,534   oNOVELLUS SYSTEMS, INC ...........................          21,931
  1,515,000    NSK LTD .........................................           6,167
    446,000    NTN TOYO BEARING CO LTD .........................           1,401
     56,700   oOAKLEY, INC .....................................             758
     73,000    OKUMA CORP ......................................             332
    204,400    OMNIQUIP INTERNATIONAL, INC .....................           3,781
      6,026    PALL CORP .......................................             124
      2,925   oPAXAR CORP ......................................              34
    441,700    PENTAIR, INC ....................................          18,772
    328,200   oPHOTRONICS, INC .................................           7,241
  2,704,092    PITNEY BOWES, INC ...............................         130,134
      2,000   oPOKPHAND (C.P.) CO LTD ..........................               0
    154,500   oPRESSTEK, INC ...................................           1,728
      1,800   oPRI AUTOMATION, INC .............................              31
     77,600   oPROXIM, INC .....................................           1,290
     24,600   oQUANTUM CORP ....................................             510
      4,623   oRATIONAL SOFTWARE CORP ..........................              71
      3,133    RAUMA OY ........................................              64
     32,400    ROBBINS & MYERS, INC ............................             942
    348,800    ROPER INDUSTRIES, INC ...........................           9,112
    115,000   oSAFEGUARD SCIENTIFICS, INC ......................           4,794
    159,000    SANDEN CORP .....................................           1,076
    233,000    SANDVIK AB SERIES A .............................           6,442
     73,000    SANDVIK AB SERIES B FREE ........................           2,005
    100,000    SANSO ELECTRIC CO LTD ...........................             378
      5,000   oSAURER AG. (REGD) ...............................           5,109
      4,058    SCHINDLER HOLDINGS LTD (PT CERT) ................           6,180
      3,480    SCHINDLER HOLDINGS LTD (REGD) ...................           5,392
     36,539    SCOTSMAN INDUSTRIES, INC ........................           1,014
    322,636   oSEAGATE TECHNOLOGY, INC .........................           7,683
     18,500   oSECURITY DYNAMICS TECHNOLOGIES, INC .............             342
     87,000    SEMBAWANG CORP ..................................             102
    249,600   oSEQUENT COMPUTER SYSTEMS, INC ...................           3,011
    201,400   oSHIVA CORP ......................................           1,687
    211,607    SIDEL S.A .......................................          15,400
        704   oSILICON GRAPHICS, INC ...........................               9
     27,300   oSILICON VALLEY GROUP, INC .......................             439
    116,350   oSLI, INC ........................................           3,040
     14,775   oSMITH CORONA WTS 02/28/99 .......................               6
        400   oSMITH INTERNATIONAL, INC ........................              14
      7,100   oSPECIALTY EQUIPMENT COS, INC ....................             161
    216,900   oSPLASH TECHNOLOGY HOLDINGS, INC .................           3,728
         51   oSPS TECHNOLOGIES, INC ...........................               3
     74,800   oSTANDARD MICROSYSTEMS CORP ......................             659
     69,200    STARRETT (L.S.) CO (CLASS A) ....................           2,733
     34,000    STARRETT (L.S.) CO (CLASS B) ....................           1,343
    432,400    STEWART & STEVENSON SERVICES, INC ...............           7,783
  1,648,246   oSTORAGE TECHNOLOGY CORP .........................          71,493
     40,211    STORK NV ........................................           1,281
      1,250   oSTRATUS COMPUTER, INC ...........................              32
      6,275    SULZER WINTERTHUR AG. (REGD) ....................           4,952
    927,000    SUMITOMO HEAVY INDUSTRIES LTD ...................           2,117
  3,582,700   oSUN MICROSYSTEMS, INC ...........................         155,624
     20,000    SVENSKA KULLAGERFABRIKEN AB SERIES A FREE .......             355
    114,900    SVENSKA KULLAGERFABRIKEN AB SERIES B ............           2,089
    241,100    SYMBOL TECHNOLOGIES, INC ........................           9,102
     80,000   oSYNNEX TECHNOLOGY INTERNATIONAL GDR .............           1,368
    313,000    TAIYO YUDEN CO LTD ..............................           3,329
     77,000    TAKUMA CO LTD ...................................             554
    896,000   oTECHNOLOGY RESOURCES INDUSTRIES BERHAD ..........             616
    167,500    TECUMSEH PRODUCTS CO (CLASS A) ..................           8,846
     31,300    TECUMSEH PRODUCTS CO (CLASS B) ..................           1,792
    216,500    TENNANT CO ......................................           9,580
      1,100   oTEREX CORP ......................................              31
     40,600   oTHREE-FIVE SYSTEMS, INC .........................             708
  1,450,612    TI GROUP PLC ....................................          11,013
    910,820    TIMKEN CO .......................................          28,065
    270,250    TOMRA SYSTEMS AS ................................           8,100
    221,550    TORO CO .........................................           7,588
    106,000    TOYO EXTERIOR CORP ..............................           1,054
     61,000    TOYO KANETSU K.K ................................              64
    599,900    TOYODA AUTOMATIC LOOM WORKS LTD .................          10,590
    146,580    TRELLEBORG AB SERIES B FREE .....................           1,930
    242,500   oTRICORD SYSTEMS, INC ............................             273
    297,600   oTSENG LABORATORIES, INC .........................             800
    127,000    TSUBAKIMOTO CHAIN CO ............................             425
     32,000   oTSUGAMI CORP ....................................              40
      4,533   oU.S. FILTER CORP ................................             127
     18,156   oULTRATECH STEPPER, INC ..........................             359

                       See notes to financial statements.

                                                                        VALUE
     SHARES                                                             (000)
     ------                                                          -----------

              INDUSTRIAL MACHINERY AND
               EQUIPMENT--(CONTINUED)
    417,000   oUMW HOLDINGS BERHAD .............................     $       187
  4,511,600   oUNISYS CORP .....................................         127,453
     88,988   oUNOVA, INC ......................................           1,913
     14,100    VA TECHNOLOGIE AG. (BR) .........................           1,754
    183,800    VALMET OY SERIES A ..............................           3,169
    206,000   oVAN DER HORST LTD ...............................              37
    639,200   oVARCO INTERNATIONAL, INC ........................          12,664
      3,893   oWESTAIM CORP ....................................              24
     21,600   oWESTERN DIGITAL CORP ............................             255
      7,200   oXIRCOM, INC .....................................             112
    222,300   oXYLAN CORP ......................................           6,627
        550    YOKOHAMA RUBBER CO LTD ..........................               1
    691,600    YORK INTERNATIONAL CORP .........................          30,128
    105,425    ZARDOYA OTIS S.A ................................           3,140
    118,200   oZEBRA TECHNOLOGY CORP ...........................           5,053
                                                                     -----------
                                                                       6,179,395
                                                                     -----------
              INSTRUMENTS AND RELATED
               PRODUCTS--2.18%
    236,100   oACUSON CORP .....................................           4,294
    257,475   oADAC LABORATORIES, INC ..........................           5,793
     21,862    ADCOCK INGRAM LTD (CLASS N) .....................              74
      2,000   oADE CORP ........................................              29
      2,600   oADVANCED ENERGY INDUSTRIES, INC .................              30
    823,780   oAFFYMETRIX, INC .................................          19,822
     72,200   oALARIS MEDICAL, INC .............................             501
    166,600    ANALOGIC CORP ...................................           7,455
    237,094    ARROW INTERNATIONAL, INC ........................           6,505
  1,167,100   oARTERIAL VASCULAR ENGINEERING, INC ..............          41,724
    267,565   oATL ULTRASOUND, INC .............................          12,208
    122,800   oAXYS PHARMACEUTICALS, INC .......................             875
      4,000   oBACOU U.S.A., INC ...............................              83
    257,933    BALLARD MEDICAL PRODUCTS CO .....................           4,643
  1,020,747    BARD (C.R.), INC ................................          38,852
    922,100    BAUSCH & LOMB, INC ..............................          46,220
  1,525,698    BAXTER INTERNATIONAL, INC .......................          82,102
     97,100   oBAXTER INTERNATIONAL, INC RTS ...................              20
     16,887    BECKMAN COULTER, INC ............................             984
    569,212    BECTON DICKINSON & CO ...........................          44,185
    140,650   oBIO-RAD LABORATORIES, INC (CLASS A) .............           4,307
  1,177,700   oBIOMET, INC .....................................          38,938
    137,008    BLOCK DRUG, INC (CLASS A) .......................           5,206
     53,624   oBOLLE, INC ......................................             295
    573,400   oBOSTON SCIENTIFIC CORP ..........................          41,070
  1,500,000    CANON, INC ......................................          34,044
      8,200   oCELLPRO, INC ....................................              25
    203,900   oCIRCON CORP .....................................           3,160
     12,400   oCLOSURE MEDICAL CORP ............................             308
     29,600   oCNS, INC ........................................             138
    175,780   oCOHERENT, INC ...................................           3,016
     57,300    COHU, INC .......................................           1,393
     17,600   oCOLE NATIONAL CORP (CLASS A) ....................             704
     73,500   oCONMED CORP .....................................           1,691
    227,500   oCOOPER COS, INC .................................           8,290
    310,100   oCREDENCE SYSTEMS CORP ...........................           5,892
    123,300    CUBIC CORP ......................................           2,944
     97,100   oCYBERONICS, INC .................................           1,032
      3,900   oCYTEC CORP ......................................              64
    130,319    DANIEL INDUSTRIES, INC ..........................           2,476
    243,700   oDATASCOPE CORP ..................................           6,473
    682,200    DENTSPLY INTERNATIONAL, INC .....................          17,055
     74,600   oDEPUY, INC ......................................           2,107
    149,000    DIAGNOSTIC PRODUCTS CORP ........................           4,293
    270,200   oDIONEX CORP .....................................           7,127
    139,250   oDYNATECH CORP ...................................             435
    176,700   oE-Z-EM, INC (CLASS A) ...........................           1,126
    231,467   oE-Z-EM, INC (CLASS B) ...........................           1,418
  2,912,383    EASTMAN KODAK CO ................................         212,786
      1,800    EG & G, INC .....................................              54
      2,408    FLUKE CORP ......................................              79
      5,750   oFOSSIL, INC .....................................             143
    303,037    FRESENIUS MEDICAL CARE AG. ADR ..................           6,250
  1,275,500    FUJI PHOTO FILM CO LTD ..........................          44,388
     69,000    FUKUDA DENSHI CO ................................             800
    363,900   oGENRAD, INC .....................................           7,187
  1,003,926    GUIDANT CORP ....................................          71,592
    168,800   oHAEMONETICS CORP ................................           2,701
    194,800   oHEALTHDYNE INFORMATION ENTERPRISES ..............             676
    197,500   oHEARTPORT, INC ..................................           1,296
     69,100   oHOLOGIC, INC ....................................           1,257
  1,742,600    HONEYWELL, INC ..................................         145,616
        200   oI-STAT CORP .....................................               2
    210,400   oIMATRON, INC ....................................             579
    940,456    IMI PLC .........................................           5,829
    741,591   oINPUT/OUTPUT, INC ...............................          13,210
    203,400   oINTEGRATED CIRCUIT SYSTEMS, INC .................           3,382
    180,600    INVACARE CORP ...................................           4,628
    115,400   oISOLYSER CO, INC ................................             307
    935,028    JOHNSON CONTROLS, INC ...........................          53,472
     26,900   oKLA-TENCOR CORP .................................             745
      1,700   oLECROY CORP .....................................              39
     36,800   oLIFECORE BIOMEDICAL, INC ........................             607
      8,200   oLTX CORP ........................................              40
      1,000   oLUNAR CORP ......................................              18
  5,389,550   +MALLINCKRODT, INC ...............................         160,002
     43,900   oMARQUETTE MEDICAL SYSTEMS, INC (CLASS A) ........           1,126
  3,315,678    MEDTRONIC, INC ..................................         211,374
    268,200    MENTOR CORP .....................................           6,504
      2,600    MILLIPORE CORP ..................................              71
     98,700    MINE SAFETY APPLIANCE CO ........................           7,403
      6,500   oMINIMED, INC ....................................             340
    183,800    MTS SYSTEMS CORP ................................           2,952
     85,000   oNEOPROBE CORP ...................................             234
    241,900    NEWPORT CORP ....................................           4,778
     79,300   oOCULAR SCIENCES, INC ............................           2,577
     22,800   oOEC MEDICAL SYSTEMS, INC ........................             513
  1,306,000    OLYMPUS OPTICAL CO LTD ..........................          11,348
     36,100    OPTICAL COATING LABORATORIES, INC ...............             690
     60,100   oORBITAL SCIENCES CORP ...........................           2,246
      9,300   oOSMONICS, INC ...................................             111
         86   oPANAVISION, INC .................................               2
      3,100   oPERCEPTION, INC .................................              37
    116,900   oPERCLOSE, INC ...................................           3,302
      1,053    PERKIN-ELMER CORP ...............................              65
     78,900   oPHYSIO-CONTROL INTERNATIONAL CORP ...............           2,076
    569,108    POLAROID CORP ...................................          20,239
    110,500   oPOSSIS MEDICAL, INC .............................           1,381
     12,050   oRADIOMETER AS (CLASS B) .........................             481
  1,150,199    RAYTHEON CO (CLASS A) ...........................          66,280
  1,222,559    RAYTHEON CO (CLASS B) ...........................          72,284
    334,788   oRESPIRONICS, INC ................................           5,210
     72,400   oROBOTIC VISION SYSTEMS, INC .....................             319
      2,400   oROFIN-SINAR TECHNOLOGIES, INC ...................              43
        700    SANKYO CO LTD ...................................              11
     16,300   oSCHICK TECHNOLOGIES, INC ........................             252
     83,800   oSCOTT TECHNOLOGIES, INC (CLASS A) ...............           1,226
    433,400   oSEPRACOR, INC ...................................          17,986
  1,679,722   oSIEBE PLC .......................................          33,547
     73,000   oSOFAMOR DANEK GROUP, INC ........................           6,319
     84,055   oSONOSIGHT, INC ..................................             615

                       See notes to financial statements.

                                                                        VALUE
     SHARES                                                             (000)
     ------                                                          -----------

              INSTRUMENTS AND
               RELATED PRODUCTS--(CONTINUED)
    214,860   oSPACELABS MEDICAL, INC ..........................     $     3,599
      5,780   oST. JUDE MEDICAL, INC ...........................             213
     41,300   oSTAAR SURGICAL CO ...............................             643
    392,872   oSTERIS CORP .....................................          24,984
    335,100   oSTRYKER CORP ....................................          12,859
    240,100   oSUMMIT TECHNOLOGY, INC ..........................           1,306
     59,400   oSUNRISE MEDICAL, INC ............................             891
    808,800   oSYBRON INTERNATIONAL CORP .......................          20,422
    216,600   oSYNETIC, INC ....................................          12,346
     73,400   oTECH-SYM CORP ...................................           2,041
    931,708    TEKTRONIX, INC ..................................          32,959
    427,538   oTERADYNE, INC ...................................          11,437
      8,000   oTHERAGENICS CORP ................................             209
    244,350   oTHERMEDICS, INC .................................           3,024
     89,400   oTHERMO CARDIOSYSTEMS, INC .......................           2,034
    108,141   oTHERMO INSTRUMENT SYSTEMS, INC ..................           2,839
      3,600   oTHERMO OPTEK CORP ...............................              53
     18,900   oTHERMOQUEST CORP ................................             282
      7,000   oTHERMOSPECTRA CORP ..............................              89
     73,600   oTHERMOTREX CORP .................................           1,260
     10,000   oTREX MEDICAL CORP ...............................             165
     75,100   oTRIMBLE NAVIGATION LTD ..........................           1,216
    363,000    U.S. SURGICAL CORP ..............................          16,562
    501,000   oUNIPHASE CORP ...................................          31,453
    230,750    VARIAN ASSOCIATES, INC ..........................           8,999
    147,100   oVEECO INSTRUMENTS, INC ..........................           3,659
     90,600   oVITAL SIGNS, INC ................................           1,653
    295,500   oVIVUS, INC ......................................           1,782
      1,200   oWATERS CORP .....................................              71
     38,000    WATKINS-JOHNSON CO ..............................             988
     58,900   oWESLEY JESSEN VISIONCARE, INC ...................           1,362
      7,000   oWIRELESS TELECOM GROUP, INC .....................              27
    267,800    X RITE, INC .....................................           3,666
  5,037,372    XEROX CORP ......................................         511,923
    139,500   oZYGO CORP .......................................           2,066
                                                                     -----------
                                                                       2,452,135
                                                                     -----------
              INSURANCE AGENTS, BROKERS AND
               SERVICE--0.36%
    568,231    ALLMERICA FINANCIAL CORP ........................          36,935
    566,450    AON CORP ........................................          39,793
  5,323,823   oASSICURAZIONI GENERALI S.P.A ....................         173,245
    335,750    BERKLEY (W.R.) CORP .............................          13,451
      1,300   oBLANCH (E.W.) HOLDINGS, INC .....................              48
    235,100    CRAWFORD & CO (CLASS A) .........................           4,408
    189,300    CRAWFORD & CO (CLASS B) .........................           3,549
     33,950   oFAIRFAX FINANCIAL HOLDINGS LTD ..................          13,251
      2,035   oFORTIS AG. NPV (STRIP VVPR) .....................               0
    223,200    GALLAGHER (ARTHUR J.) & CO ......................           9,988
  2,210,819    GIO AUSTRALIAN HOLDINGS LTD .....................           5,674
    206,100   oHEALTHPLAN SERVICES CORP ........................           3,607
    918,701    HIH WINTERHUR INTERNATIONAL HOLDINGS LTD ........           1,622
     41,562    HILB, ROGAL & HAMILTON CO .......................             649
     20,500    MARSCHOLLEK LAUT UND PARTNER ....................           9,801
  1,241,430    MARSH & MCLENNAN COS, INC .......................          75,029
      5,320   oMUENCHENER RUECK
                GESELLSCHAFT AG. (BR) ..........................           1,898
     16,200    POE & BROWN, INC ................................             602
    360,000    RAS RISP ........................................           3,243
  1,658,522    SEDGWICK GROUP LTD ..............................           3,542
  1,278,939    WILLIS CORROON GROUP PLC ........................           3,254
                                                                     -----------
                                                                         403,589
                                                                     -----------

              INSURANCE CARRIERS--4.44%
        900    20TH CENTURY INDUSTRIES .........................              26
      1,800   oACCEPTANCE INSURANCE COS, INC ...................              44
     65,000    ACE LTD .........................................           2,535
    297,368    AEGON NV ARS ....................................          25,722
    328,000    AEGON NV ........................................          28,540
  1,001,221    AETNA, INC ......................................          76,218
  1,668,246    AFLAC, INC ......................................          50,569
      3,880   oAGF ASSUR. GEN. DE FRANCE CVG ...................               1
     60,000   oALFA CORP .......................................           1,245
  5,260,000   oALLEANZA ASSICURAZIONI ..........................          71,517
    116,751   oALLEGHANY CORP (DELAWARE) .......................          27,232
      5,497   oALLIANZ AG ......................................           1,817
    645,720   oALLIANZ AG. (REGD) ..............................         215,181
    296,100    ALLIED GROUP, INC ...............................          13,861
  4,982,953    ALLSTATE CORP ...................................         456,252
    209,901   oAMERICAN ANNUITY GROUP, INC .....................           5,051
    548,600    AMERICAN BANKERS
                INSURANCE GROUP, INC ...........................          32,985
    400,908    AMERICAN FINANCIAL GROUP, INC ...................          17,364
     56,000   oAMERICAN HERITAGE LIFE INVESTMENT CORP ..........           1,295
  4,713,026    AMERICAN INTERNATIONAL GROUP, INC ...............         688,102
    252,200    AMERICAN NATIONAL INSURANCE CO ..................          26,544
    367,600   oAMERIN CORP .....................................          10,729
     55,230    AMERUS LIFE HOLDINGS, INC (CLASS A) .............           1,788
    286,852    ARGONAUT GROUP, INC .............................           9,072
    140,800    ARM FINANCIAL GROUP, INC (CLASS A) ..............           3,115
     48,326    ASR VERZEKERINGSGROEP NV ........................           4,100
         10   oBERKSHIRE HATHAWAY, INC (CLASS A) ...............             783
     76,100    CAPITAL RE CORP .................................           5,451
      3,900   oCENTURY BUSINESS SERVICES, INC ..................              78
  1,661,772    CGU PLC .........................................          30,998
     29,500   oCHARTWELL RE CORP ...............................             868
    363,753   oCHICAGO TITLE CORP ..............................          16,801
        950    CHIYODA FIRE & MARINE
                INSURANCE CO LTD ...............................               4
  1,569,500    CHUBB CORP ......................................         126,149
  2,129,234    CIGNA CORP ......................................         146,917
    920,541    CINCINNATI FINANCIAL CORP .......................          35,326
      1,900    CITIZENS CORP ...................................              59
     27,600    CMAC INVESTMENT CORP ............................           1,697
      4,000   oCNA FINANCIAL CORP ..............................             186
     34,000   oCNA SURETY CORP .................................             502
    127,420    COLONIA KONZERN AG. (REGD) ......................          15,813
     24,500    COMMERCE GROUP, INC .............................             949
     19,600    COMPANHIA DE SEGUROS
                TRANQUILIDADE ..................................             531
     95,200   oCOMPDENT CORP ...................................           1,488
  2,160,736    CONSECO, INC ....................................         101,014
     37,556    CORPORACION MAPFRE S.A ..........................           1,320
     95,620   oDELPHI FINANCIAL GROUP, INC .....................           5,385
     40,800    ENHANCE FINANCIAL
                SERVICES GROUP, INC ............................           1,377
    129,800    EQUITABLE COS, INC ..............................           9,727
     42,600    ERIE INDEMNITY CO (CLASS A) .....................           1,230
     27,000   oEXEL LTD ........................................           2,101
    130,039    FAI INSURANCES LTD ..............................              35
     35,400    FBL FINANCIAL GROUP, INC (CLASS A) ..............             907
    111,200    FIDELITY NATIONAL FINANCIAL, INC ................           4,427
     98,300    FINANCIAL SECURITY ASSURANCE
                HOLDINGS LTD ...................................           5,775
    165,516    FIRST AMERICAN FINANCIAL CORP ...................          14,896
    923,700    FOREMOST CORP OF AMERICA ........................          22,284

                       See notes to financial statements.

                                                                        VALUE
     SHARES                                                             (000)
     ------                                                          -----------

              INSURANCE CARRIERS--(CONTINUED)
    885,175   oFOUNDATION HEALTH SYSTEMS (CLASS A) .............     $    23,346
    341,800   oFPA MEDICAL MANAGEMENT, INC .....................             395
      4,900   oFPIC INSURANCE GROUP, INC .......................             165
    286,280    FREMONT GENERAL CORP ............................          15,513
    573,540    FRONTIER INSURANCE GROUP, INC ...................          12,940
     10,300    GAINSCO, INC ....................................              68
    407,700    GENERAL REINSURANCE CORP ........................         103,352
     30,600    GUARANTEE LIFE COS, INC .........................             669
  1,633,075   oGUARDIAN ROYAL EXCHANGE PLC .....................           9,564
      3,000   xHAFNIA HOLDINGS AS (REGD) (CLASS A) .............               0
      2,490   xHAFNIA HOLDINGS AS (REGD) (CLASS B) .............               0
     67,800    HARLEYSVILLE GROUP, INC .........................           1,407
  1,146,436    HARTFORD FINANCIAL SERVICES GROUP, INC ..........         131,124
     73,687    HARTFORD LIFE, INC (CLASS A) ....................           4,196
     79,100    HCC INSURANCE HOLDINGS, INC .....................           1,740
      2,351   oHIGHLANDS INSURANCE GROUP, INC ..................              43
    244,232    HORACE MANN EDUCATORS CORP ......................           8,426
      1,100    HSB GROUP, INC ..................................              59
    252,000   oIDRIS HYDRAULIC (M) BERHAD ......................              32
     10,000   oIFIL FINANZIARIA DI PARTECIPAZIONI ..............              46
  2,517,229    ING GROEP NV ....................................         164,829
 14,428,360   oINSTITUTO NAZIONALE DELLE ASSICURAZION ..........          41,022
    304,500    IRISH LIFE ......................................           2,803
    177,599    IRISH LIFE PLC ..................................           1,658
  1,369,975    JEFFERSON-PILOT CORP ............................          79,373
    359,800    JOHN ALDEN FINANCIAL CORP .......................           7,916
    112,540    LANDAMERICA FINANCIAL GROUP, INC ................           6,443
    942,399    LEGAL & GENERAL GROUP PLC .......................          10,055
     29,100    LIBERTY CORP ....................................           1,464
     10,000    LIBERTY FINANCIAL COS, INC ......................             345
     84,270    LIBERTY LIFE ASSOCIATION OF AFRICA LTD ..........           1,654
     31,200    LIFE RE CORP ....................................           2,586
      1,700    LIFE U.S.A. HOLDINGS, INC .......................              22
    569,600    LINCOLN NATIONAL CORP ...........................          52,047
    456,000    LOEWS CORP ......................................          39,729
      5,400   oMARKEL CORP .....................................             961
    356,587    MBIA, INC .......................................          26,699
      7,800    MEADOWBROOK INSURANCE GROUP .....................             212
      9,985   oMEDICAL ASSURANCE, INC ..........................             277
    260,000   oMEDIOLANUM S.P.A ................................           8,256
        800    MERCURY GENERAL CORP ............................              52
    233,000    METROPOLITAN LIFE LTD ...........................             645
    642,700    MGIC INVESTMENT CORP ............................          36,674
    716,050    MITSUI TAISHO MARINE & FIRE CO LTD ..............           3,596
     23,700    MMI COS, INC ....................................             548
    243,300    NAC RE CORP .....................................          12,986
        300    NATIONWIDE FINANCIAL SERVICES, INC (CLASS A) ....              15
    981,000    NICHIDO FIRE & MARINE INSURANCE CO LTD ..........           5,124
    707,000    NIPPON FIRE & MARINE
                INSURANCE CO LTD ...............................           2,888
    396,600    NISSAN FIRE & MARINE INSURANCE ..................           1,363
    300,700    OHIO CASUALTY CORP ..............................          13,306
  2,018,185    OLD REPUBLIC INTERNATIONAL CORP .................          59,158
    570,812    ORION CAPITAL CORP ..............................          31,894
    120,400   oOXFORD HEALTH PLANS, INC ........................           1,844
    210,159   oPACIFICARE HEALTH SYSTEMS, INC (CLASS A) ........          17,758
    174,947   oPACIFICARE HEALTH SYSTEMS, INC (CLASS B) ........          15,461
     21,900   oPENN TREATY AMERICAN CORP .......................             690
    241,600    PENNCORP FINANCIAL GROUP, INC ...................           4,953
      2,000   oPHILADELPHIA CONSOLIDATED HOLDING CORP ..........              42
    281,000   oPHYMATRIX CORP ..................................           2,476
    414,300    PMI GROUP, INC ..................................          30,399
     56,900    POHJOLA INSURANCE CO LTD SERIES B ...............           2,831
     38,000    POWER FINANCIAL CORP ............................           1,776
    195,600    PRESIDENTIAL LIFE CORP ..........................           4,181
    157,050    PROGRESSIVE CORP ................................          22,144
    204,900    PROTECTIVE LIFE CORP ............................           7,517
    201,650    PROVIDENT COS, INC ..............................           6,957
    269,500    PROVIDIAN FINANCIAL CORP ........................          21,173
  3,140,442    PRUDENTIAL CORP PLC .............................          41,368
     48,500    PXRE CORP .......................................           1,455
  1,401,588    QBE INSURANCE GROUP LTD .........................           4,948
  1,099,859    RAS S.P.A .......................................          14,335
    720,000   oREINSURANCE AUSTRALIA CORP LTD ..................           1,838
     69,650    REINSURANCE GROUP OF AMERICA, INC ...............           4,118
    940,278    RELIANCE GROUP HOLDINGS, INC ....................          16,455
  1,431,348    RELIASTAR FINANCIAL CORP ........................          68,705
     37,400   oRISK CAPITAL HOLDINGS, INC ......................             933
      7,600    RLI CORP ........................................             309
  4,461,345   oROYAL & SUN ALLIANCE
                INSURANCE GROUP PLC ............................          46,114
    665,200    SAFECO CORP .....................................          30,183
    213,200   oSAFEGUARD HEALTH ENTERPRISES, INC ...............           1,333
    669,250   oSAI (S/S) (NON-VOTE) CV .........................           4,375
    203,590   oSAI S.P.A .......................................           2,602
    163,000    SAMPO INSURANCE CO SERIES A .....................           7,724
     34,455   oSCHWEIZERISCHE RUCKVERSICHERUNG (REGD) ..........          87,137
     21,200    SCPIE HOLDINGS, INC .............................             718
    930,300    SELECTIVE INSURANCE GROUP, INC ..................          20,845
  4,117,892    ST. PAUL COS, INC ...............................         173,209
    297,300    UNI-STOREBRAND AS SERIES A ......................           2,635
  2,324,028    SUMITOMO MARINE & FIRE INSURANCE CO .............          12,994
    848,261    SUNAMERICA, INC .................................          48,722
    760,300    TIG HOLDINGS, INC ...............................          17,487
  4,445,000    TOKIO MARINE & FIRE INSURANCE CO LTD ............          45,669
  2,392,100    TORCHMARK CORP ..................................         109,439
    781,100    TRANSAMERICA CORP ...............................          89,924
     59,800    TRANSATLANTIC HOLDINGS, INC .....................           4,623
  8,600,945    TRAVELERS GROUP, INC ............................         521,432
    997,300    TRAVELERS PROPERTY CASUALTY CORP ................          42,759
     15,400    TRENWICK GROUP, INC .............................             598
     36,500   oTRIAD GUARANTY, INC .............................           1,241
    246,700   oTRIGON HEALTHCARE, INC ..........................           8,927
    120,500   oUICI ............................................           3,284
     57,400    UNITED WISCONSIN SERVICES, INC ..................           1,629
    260,004    UNITRIN, INC ....................................          18,070
    819,900    UNUM CORP .......................................          45,504
    163,200    VESTA INSURANCE GROUP, INC ......................           3,478
    326,653   oWELLPOINT HEALTH NETWORKS, INC ..................          24,172
      9,400    ZENITH NATIONAL INSURANCE CORP ..................             265
    110,272    ZURICH INSURANCE CO (REGD) ......................          70,374
                                                                     -----------
                                                                       4,997,800
                                                                     -----------
              LEATHER AND LEATHER PRODUCTS--0.06%
    240,900    BROWN GROUP, INC ................................           4,788
    460,578   oFOOTSTAR, INC ...................................          22,108
    178,300    JUSTIN INDUSTRIES, INC ..........................           2,875
    454,800   oNINE WEST GROUP, INC ............................          12,194
    136,008   oSAMSONITE CORP ..................................           1,471
    535,100    STRIDE RITE CORP ................................           8,060
      8,000   oTIMBERLAND CO ...................................             576
    619,187    WOLVERINE WORLD WIDE, INC .......................          13,429
                                                                     -----------
                                                                          65,501
                                                                     -----------

                       See notes to financial statements.

                                                                        VALUE
     SHARES                                                             (000)
     ------                                                          -----------

              LEGAL SERVICES--0.00%
     65,200   oPREPAID LEGAL SERVICES, INC .....................     $     2,058
                                                                     -----------
              LOCAL AND INTERURBAN
               PASSENGER TRANSIT--0.08%
      8,317    EAST JAPAN RAILWAY CO ...........................          39,070
    169,100   oGREYHOUND LINES, INC ............................           1,025
    685,292    LAIDLAW, INC ....................................           8,271
    600,010    NANKAI ELECTRIC RAILWAY CO ......................           2,594
      1,136   oNEW WORLD INFRASTUCTURE LTD .....................               1
     27,000   oRURAL/METRO CORP ................................             351
    183,600    STAGECOACH HOLDINGS PLC .........................           3,906
  1,221,300    VIAD CORP .......................................          33,891
                                                                     -----------
                                                                          89,109
                                                                     -----------
              LUMBER AND WOOD PRODUCTS--0.30%
      2,700   oABT BUILDING PRODUCTS CORP ......................              46
    589,383   oAMCOR LTD .......................................           2,581
    123,500   oAMERICAN HOMESTAR CORP ..........................           2,956
     20,000   oAOKAM PERDANA BERHAD ............................               3
  3,135,742    CARTER HOLT HARVEY LTD ..........................           2,735
    168,370    CARTIERE BURGO S.P.A ............................           1,349
    866,700   oCHAMPION ENTERPRISES, INC .......................          25,459
    492,697    CLAYTON HOMES, INC ..............................           9,361
     70,208    DELTIC TIMBER CORP ..............................           1,760
    326,200    GEORGIA-PACIFIC CORP (PACKAGING GROUP) ..........          19,225
    493,500    GEORGIA-PACIFIC CORP (TIMBER GROUP) .............          11,381
     69,400   oINTERNATIONAL FOREST PRODUCTS LTD ...............             224
    226,000   oJAYA TIASA HOLDINGS BERHAD ......................             281
  1,111,800    JEFFERSON SMURFIT GROUP PLC .....................           3,303
    435,000   oLAND & GENERAL BERHAD ...........................              49
  1,835,736    LOUISIANA PACIFIC CORP ..........................          33,502
  3,781,700    MACMILLAN BLOEDEL LTD ...........................          40,373
     73,300    MADERAS Y SINTETICOS S.A. ADR ...................             596
     38,500    NORSKE SKOGINDUSTRIER SERIES A ..................           1,189
      2,400    NORSKE SKOGINDUSTRIER SERIES B ..................              67
     22,300   oPALM HARBOR HOMES, INC ..........................             951
    785,965    PG INDUSTRIES ZIMBABWE LTD ......................              57
    507,384    RAYONIER, INC ...................................          23,340
  1,147,640    SCA AB SERIES B .................................          29,717
     88,000   oSETTSU CORP .....................................              46
    110,200    SKYLINE CORP ....................................           3,595
    130,000    STORA KOPPARBERG BERGSLAGS SERIES A FREE ........           2,046
    258,800    STORA KOPPARBERG BERGSLAGS SERIES B FREE ........           4,089
    377,000    SUMITOMO FORESTRY CO LTD ........................           2,116
        746    TJ INTERNATIONAL, INC ...........................              22
     38,200   oTRIANGLE PACIFIC CORP ...........................           2,101
     43,300    UNIVERSAL FOREST PRODUCTS, INC ..................             709
  2,284,010    WEYERHAEUSER CO .................................         105,493
     46,872    WILLAMETTE INDUSTRIES, INC ......................           1,500
                                                                     -----------
                                                                         332,222
                                                                     -----------
              METAL MINING--0.27%
    289,200    ABERFOYLE LTD ...................................             457
     89,900   oACINDAR S.A. (CLASS B) ..........................             150
     95,500    AGNICO EAGLE MINES LTD ..........................             529
      3,000   oALTAIR INTERNATIONAL, INC .......................              26
     29,718   oALUSUISSE LONZA HOLDINGS AG. (REGD) .............          37,696
      6,887    ANGLOGOLD LTD ...................................             279
    582,842    ASHTON MINING LTD ...............................             307
    822,579    BARRICK GOLD CORP ...............................          15,662
     60,000    BARRICK GOLD CORP (U.S.) ........................           1,151
     55,750    BATTLE MOUNTAIN GOLD CO .........................             331
     96,200    CAMBIOR, INC ....................................             566
    223,800    CAMECO CORP .....................................           6,239
    193,881    CLEVELAND CLIFFS, INC ...........................          10,397
      3,466   oCOEUR DALENE MINES CORP .........................              23
     44,200    COMINCO LTD .....................................             655
    859,594    CYPRUS AMAX MINERALS CO .........................          11,390
    545,400    DELTA GOLD NL ...................................             669
     35,000   oDOMINION MINING LTD .............................               7
     17,500   oDOMINION MINING LTD WTS 12/31/98 ................               0
     45,000   oECHO BAY MINES LTD ..............................              96
      4,500   oECHO BAY MINES LTD (U.S.) .......................              10
     50,500    ELKEM AS ........................................             605
    206,031    ERAMET ..........................................           8,165
    182,000    EUOR-NEVADA MINING CORP .........................           2,481
    655,228    FREEPORT-MCMORAN COPPER &
                GOLD, INC (CLASS A) ............................           9,337
  1,814,364    FREEPORT-MCMORAN COPPER &
                GOLD, INC (CLASS B) ............................          27,556
      8,935   oGETCHELL GOLD CORP ..............................             137
      6,222   oGOLDFIELDS LTD ..................................               7
    785,110    GREAT CENTRAL MINES LTD .........................             749
    667,100   oHECLA MINING CO .................................           3,544
    163,224    HOMESTAKE MINING CO .............................           1,693
      8,030    HULLAS DEL COTO CORTES S.A ......................             157
      5,746    IMETAL S.A ......................................             790
     19,300    IMPALA PLATINUM HOLDINGS LTD ....................             165
    205,900    INCO LTD CO .....................................           2,807
    157,160    INCO LTD CO (U.S.) ..............................           2,141
    657,809    JOHNSON MATTHEY PLC .............................           5,916
    101,992   oKINROSS GOLD CORP ...............................             331
    726,600    MALAYSIA MINING CORP BERHAD .....................             231
  3,795,979    MIM HOLDINGS LTD ................................           1,834
  4,006,000    MITSUBISHI MATERIALS CORP .......................           8,168
  3,694,000    MITSUI MINING & SMELTING CO LTD .................          15,330
     17,039   oMORRISON KNUDSEN CORP WTS 03/11/03 ..............             100
    395,284   oNEWCREST MINING LTD .............................             485
      3,200    NEWMONT GOLD CO .................................              79
  1,930,370    NEWMONT MINING CORP .............................          45,605
  2,062,000    NIPPON LIGHT METAL CO LTD .......................           2,377
    409,400    NORANDA, INC ....................................           7,071
  2,533,550    NORMANDY MINING LTD .............................           2,071
  1,803,537    NORTH LTD .......................................           3,708
    176,100    OUTOKUMPU OY SERIES A ...........................           2,247
     13,000 #xoPEGASUS GOLD, INC ...............................               7
     16,300    PHELPS DODGE CORP ...............................             932
    240,800    PLACER DOME, INC ................................           2,800
        548    PLACER DOME, INC (U.S.) .........................               6
  1,344,760    QCT RESOURCES LTD ...............................             891
    665,992   oRGC LTD .........................................             660
    224,200    RIO ALGOM LTD ...................................           3,324
    873,169    RIO TINTO LTD ...................................          10,382
    150,000    RIO TINTO PLC (BR) ..............................           1,764
  1,065,506    RIO TINTO PLC (REGD) ............................          12,000
    281,039    SMITH (HOWARD) LTD ..............................           1,653
    470,077    SONS OF GWALIA LTD ..............................           1,164
     77,200    SOUTHERN PERU COPPER CORP .......................           1,004
    157,800   oSTILLWATER MINING CO ............................           4,280
    121,000    STRAITS TRADING CO ..............................              71
    561,000    SUMITOMO METAL MINING CO LTD ....................           2,276
    751,454   oSUNSHINE MINING & REFINING CO ...................             704
      1,977   oSUNSHINE MINING & REFINING CO
                WTS 03/03/99 ...................................               0
    291,100    TECK CORP LTD (CLASS B) .........................           3,177
     35,700    UNION MINIERE GROUP S.A .........................           2,207
  2,182,172    WMC LTD .........................................           6,568
                                                                     -----------
                                                                         298,397
                                                                     -----------

                       See notes to financial statements.

                                                                        VALUE
     SHARES                                                             (000)
     ------                                                          -----------

              MISCELLANEOUS MANUFACTURING
               INDUSTRIES--1.12%
     32,600   oAMER GROUP LTD PLC SERIES A .....................     $       630
    699,900    ARMSTRONG WORLD INDUSTRIES, INC .................          47,156
     12,500   oBELL SPORTS CORP ................................             120
    148,230    BIC S.A .........................................          10,542
    574,200   oBLYTH INDUSTRIES, INC ...........................          19,092
    539,300    BRADY (W.H.) CO (CLASS A) .......................          14,999
    380,100    BULGARI S.P.A ...................................           1,994
    362,600    CALLAWAY GOLF CO ................................           7,139
     41,300    CCL INDUSTRIES, INC (CLASS B) ...................             528
    345,900   oCML GROUP, INC ..................................             670
    171,100    CROSS (A.T.) CO (CLASS A) .......................           2,545
      3,738    DLW AG ..........................................             698
     24,200   oESS TECHNOLOGY ..................................             113
     23,100   oGALOOB TOYS, INC ................................             231
    454,664    HASBRO, INC .....................................          17,874
    333,100   oHEXCEL CORP .....................................           7,536
  1,300,888    INTERNATIONAL GAME TECHNOLOGY CO ................          31,547
    123,900   oJAN BELL MARKETING, INC .........................             805
    679,600    JOSTENS, INC ....................................          16,225
    196,158    K2, INC .........................................           3,457
     44,000   oLYDALL, INC .....................................             641
  1,274,958    MATTEL, INC .....................................          53,947
  3,542,000    MINNESOTA MINING & MANUFACTURING CO .............         291,108
     22,400    NACCO INDUSTRIES, INC (CLASS A) .................           2,895
     27,400    NAMCO LTD .......................................             640
    254,800   oNU KOTE HOLDINGS, INC (CLASS A) .................             104
    104,000    OKAMATO INDUSTRIES, INC .........................             232
     10,300    RHI AG ..........................................             499
     15,300    TAG HEUER INTERNATIONAL S.A .....................           1,450
    562,400    TIFFANY & CO ....................................          26,995
      2,100   oTOY BIZ, INC (CLASS A) ..........................              19
 11,096,884    TYCO INTERNATIONAL LTD ..........................         699,104
    292,000    VARITRONIX INTERNATIONAL LTD ....................             584
    336,100   oWMS INDUSTRIES, INC .............................           1,407
                                                                     -----------
                                                                       1,263,526
                                                                     -----------
              MISCELLANEOUS RETAIL--0.95%
     55,400   oAMAZON. COM, INC ................................           5,526
     11,642   oBARNES & NOBLE, INC .............................             436
     91,200    BLAIR CORP ......................................           2,918
    941,700   oBORDERS GROUP, INC ..............................          34,843
     53,400   oBRYLANE, INC ....................................           2,456
     78,048   oCASH AMERICA INTERNATIONAL, INC .................           1,190
    125,800   oCDW COMPUTER CENTERS, INC .......................           6,290
     56,500   oCOLDWATER CREEK, INC ............................           1,554
  4,919,522    CVS CORP ........................................         191,554
        800   oDELIA*S, INC ....................................              13
    304,500    ENESCO GROUP, INC ...............................           9,363
    133,800   oFABRI-CENTERS OF AMERICA (CLASS A) ..............           3,663
    245,800   oFABRI-CENTERS OF AMERICA (CLASS B) ..............           5,822
    859,097    FINGERHUT COS, INC ..............................          28,350
      6,000   oFINLAY ENTERPRISES, INC .........................             145
    195,000   oGARDEN RIDGE CORP ...............................           3,778
      3,200    GENOVESE DRUG STORES, INC (CLASS A) .............              63
      1,800   oGLOBAL DIRECTMAIL CORP ..........................              23
    265,678    HANCOCK FABRICS, INC ............................           3,321
    516,674   oHANOVER DIRECT, INC .............................           1,744
    236,100   oJUMBOSPORTS, INC ................................             266
    270,300   oLANDS END, INC ..................................           8,548
    448,042    LONGS DRUG STORES CORP ..........................          12,937
    190,490  xoLURIA (L.) & SON, INC ...........................               1
     54,600   oMICHAELS STORES, INC ............................           1,926
    485,500   oMICRO WAREHOUSE, INC ............................           7,525
    138,216    MINISTOP CO LTD .................................           2,589
      1,200   oMSC INDUSTRIAL DIRECT CO (CLASS A) ..............              34
     17,700   oNATIONAL MEDIA CORP .............................              20
  1,725,598   oOFFICE DEPOT, INC ...............................          54,464
  2,056,700   oOFFICEMAX, INC ..................................          33,936
     46,500   oPARTY CITY CORP .................................           1,366
    379,000   oPETCO ANIMAL SUPPLIES, INC ......................           7,556
     12,700   oPETSMART, INC ...................................             127
     96,000    PLAYMATES TOYS HOLDINGS LTD .....................               6
    941,262    RITE AID CORP ...................................          35,356
  4,383,600    SEARS ROEBUCK & CO ..............................         267,674
    448,512   oSERVICE MERCHANDISE, INC ........................             701
  2,051,552   oSTAPLES, INC ....................................          59,367
     80,600   oSUNGLASS HUT INTERNATIONAL, INC .................             892
     98,400   oSYNCOR INTERNATIONAL CORP .......................           1,697
    165,500   oTHE SPORTS AUTHORITY, INC .......................           2,472
  4,618,141   oTOYS R US, INC ..................................         108,815
     45,320   oTRUWORTHS INTERNATIONAL LTD .....................              31
    722,600   oVIKING OFFICE PRODUCTS, INC .....................          22,672
      3,443   oVITALINK PHARMACY SERVICES, INC .................              76
  2,750,700    WALGREEN CO .....................................         113,638
    642,600   oZALE CORP .......................................          20,443
                                                                     -----------
                                                                       1,068,187
                                                                     -----------
              MOTION PICTURES--0.52%
     13,750   oAMC ENTERTAINMENT, INC ..........................             248
      9,200   oCNET, INC .......................................             628
  5,568,810    DISNEY (WALT) CO ................................         585,073
     28,593   oGC COS, INC .....................................           1,483
     44,900   oHOLLYWOOD ENTERTAINMENT CORP ....................             609
      2,200   oKING WORLD PRODUCTIONS, INC .....................              56
     34,868    MILLENNIUM ENTERTAINMENT GROUP AFRICA LTD .......              37
      2,400   oMOVIE GALLERY, INC ..............................              17
      4,500   oPIXAR, INC ......................................             272
     40,600   oSPELLING ENTERTAINMENT GROUP, INC ...............             381
    233,000    TOEI CO .........................................             734
                                                                     -----------
                                                                         589,538
                                                                     -----------
              NONDEPOSITORY INSTITUTIONS--2.30%
      4,300    AAMES FINANCIAL CORP ............................              59
    513,300    ACOM CO LTD .....................................          24,372
    174,044    ADVANTA CORP (CLASS A) ..........................           3,818
    211,397    ADVANTA CORP (CLASS B) ..........................           4,202
    144,200    AIFUL CORP ......................................           7,034
     43,840    ALLIED CAPITAL CORP .............................           1,074
  3,276,599    AMERICAN EXPRESS CO .............................         373,532
  2,133,882    AMERICAN GENERAL CORP ...........................         151,906
    540,000   oAMERICREDIT CORP ................................          19,271
    362,800   oAMMB HOLDINGS BERHAD ............................             191
    725,400   oAMRESCO, INC ....................................          21,127
      6,881   oARCADIA FINANCIAL LTD ...........................              52
  2,930,647    ASSOCIATES FIRST CAPITAL CORP ...................         225,293
    256,400    BENEFICIAL CORP .................................          39,277
    139,521    CAPITAL ONE FINANCIAL CORP ......................          17,327
     99,400   oCITYSCAPE FINANCIAL CORP ........................               5
      1,700   oCONTIFINANCIAL CORP .............................              39
     74,480    COUNTRYWIDE CREDIT INDUSTRIES, INC ..............           3,780
     83,400   oCREDIT ACCEPTANCE CORP ..........................             709
      3,300   oDELTA FINANCIAL CORP ............................              61
    183,000   oDORAL FINANCIAL CORP ............................           3,203
  9,166,600    FEDERAL NATIONAL MORTGAGE ASSOCIATION ...........         556,871
     82,800    FINOVA GROUP, INC ...............................           4,689
  7,594,372    FIRST UNION CORP ................................         442,372
    494,400   oFIRSTPLUS FINANCIAL GROUP, INC ..................          17,798
  1,175,850   oFIRSTRAND LTD ...................................           1,817
  5,679,600    FREDDIE MAC .....................................         267,296

                       See notes to financial statements.

                                                                        VALUE
     SHARES                                                             (000)
     ------                                                          -----------

              NONDEPOSITORY INSTITUTIONS--(CONTINUED)
      6,300    FUND AMERICAN ENTERPRISES
                HOLDINGS, INC ..................................     $       932
    646,000    GREEN TREE FINANCIAL CORP .......................          27,657
  2,588,298   oHALIFAX PLC .....................................          33,599
     51,300   oHEALTHCARE FINANCIAL PARTNERS, INC ..............           3,145
  1,641,583    HOUSEHOLD INTERNATIONAL, INC ....................          81,669
    110,600   oIMC MORTGAGE CO .................................           1,168
    392,100   oIMPERIAL CREDIT INDUSTRIES, INC .................           9,214
     40,000   oIRISH PERMANENT PLC .............................             471
     97,000   oIRISH PERMANENT PLC (U.K.) ......................           1,153
     63,900   oLEUCADIA NATIONAL CORP ..........................           2,113
     17,400   oLONG BEACH FINANCIAL CORP .......................             191
     33,700    MEDALLION FINANCIAL CORP ........................             927
    774,550   oMEDIOBANCA S.P.A ................................           9,833
  1,212,400   oMERCURY FINANCE CO ..............................             158
     60,000    METRIS COS, INC .................................           3,825
     10,702   oOMEGA WORLDWIDE, INC ............................              81
     16,547   oPACIFIC CREST CAPITAL, INC ......................             292
 17,000,000   oREGENT PACIFIC GROUP LTD ........................           5,595
    122,225    RESOURCE BANCSHARES
                MORTGAGE GROUP, INC ............................           2,276
     79,000    RYLAND GROUP, INC ...............................           2,074
    251,292    SIRROM CAPITAL CORP .............................           6,534
  4,083,134    SLM HOLDING CORP ................................         200,074
    139,700   oSOUTHERN PACIFIC FUNDING CORP ...................           2,192
    237,400    UNITED COS FINANCIAL CORP .......................           3,709
     73,600   oWFS FINANCIAL, INC ..............................             515
                                                                     -----------
                                                                       2,586,572
                                                                     -----------
              NONMETALLIC MINERALS,
               EXCEPT FUELS--0.06%
     41,650   oAMCOL INTERNATIONAL CORP ........................             502
    195,500    CALMAT CO .......................................           4,301
     49,500    JOHNS MANVILLE CORP .............................             746
    623,107    MARTIN MARIETTA MATERIALS, INC ..................          28,040
    133,500    POTASH CORP OF SASKATCHEWAN, INC ................          10,058
      8,476    POTASH CORP OF SASKATCHEWAN, INC (U.S.) .........             640
    260,500    VULCAN MATERIALS CO .............................          27,792
                                                                     -----------
                                                                          72,079
                                                                     -----------
              OIL AND GAS EXTRACTION--3.64%
    235,200    ALBERTA ENERGY LTD ..............................           5,518
  7,777,900    AMOCO CORP ......................................         323,755
     20,464    ANADARKO PETROLEUM CORP .........................           1,375
    341,944   oANDERSON EXPLORATION LTD ........................           3,953
  3,405,288    APACHE CORP .....................................         107,267
    109,100   oATWOOD OCEANICS, INC ............................           4,344
      8,160   oBARNETT RESOURCES CORP ..........................             305
        200    BELCO OIL & GAS CORP ............................               2
      4,500   oBENTON OIL & GAS CO .............................              48
     40,100    BERRY PETROLEUM CO (CLASS A) ....................             521
    865,470   oBJ SERVICES CO ..................................          25,153
     21,700   oBJ SERVICES CO WTS 04/13/00 .....................             681
     57,400    BRITISH PETROLEUM CO PLC ADR ....................           5,066
  3,795,000    BRITISH-BORNEO PETROLEUM SYNDICATE PLC ..........          18,901
      1,600   oBROWN (TOM), INC ................................              30
      1,848   oBUMI ARMADA BERHAD ..............................               1
  2,420,213    BURLINGTON RESOURCES, INC .......................         104,220
    121,400    CABOT OIL & GAS CORP (CLASS A) ..................           2,428
     58,000   oCAL DIVE INTERNATIONAL, INC .....................           1,599
    189,194   oCANADIAN NATURAL RESOURCES LTD ..................           3,242
    182,258    CANADIAN OCCIDENTAL PETROLEUM LTD ...............           3,892
  7,163,296   oCENTRICA PLC ....................................          12,071
     16,500    CHESAPEAKE ENERGY CORP ..........................              66
    125,590   oCLIFFS DRILLING CO ..............................           4,121
     46,700   oCOFLEXIP S.A ....................................           5,716
    197,200   oCOHO ENERGY, INC ................................           1,331
  1,238,750    COLUMBIA ENERGY GROUP ...........................          68,905
  1,121,000    CONSOLIDATED NATURAL GAS CO .....................          65,999
     50,000    CORNERSTONE PROPANE PARTNERS L.P. ...............           1,103
      1,250    CROSS TIMBERS OIL CO ............................              24
     90,500   oDEEPTECH INTERNATIONAL, INC .....................           1,273
    326,800    DEVON ENERGY CORP ...............................          11,418
    227,600    DIAMOND OFFSHORE DRILLING, INC ..................           9,104
      1,784   oEEX CORP ........................................              17
     50,400    ENGEN LTD .......................................             140
    823,200    ENRON OIL & GAS CO ..............................          16,670
  2,370,800    ENSCO INTERNATIONAL, INC ........................          41,193
    474,480   oEQUITY OIL CO ...................................           1,246
    955,150   oEVI WEATHERFORD, INC ............................          35,460
 22,247,454    EXXON CORP ......................................       1,586,522
    601,023    FLETCHER CHALLENGE LTD (ENERGY DIVISION) ........           1,435
     16,000   oFORCENERGY GAS EXPLORATION, INC .................             285
     37,500   oFOREST OIL CORP .................................             537
    157,500   oFRIEDE GOLDMAN INTERNATIONAL, INC ...............           4,548
     62,100   oFRONTIER OIL CORP ...............................             497
  1,012,000   oGLOBAL INDUSTRIES LTD ...........................          17,078
    672,500   oGLOBAL MARINE, INC ..............................          12,567
    264,000   oGREY WOLF, INC ..................................             842
    161,710   oGULF CANADA RESOURCES LTD .......................             792
  1,579,672    HALLIBURTON CO ..................................          70,394
     73,100   oHARKEN ENERGY CORP ..............................             352
    857,800    HELMERICH & PAYNE, INC ..........................          19,086
     89,900   oHOUSTON EXPLORATION CO ..........................           2,062
     22,300   oHS RESOURCES, INC ...............................             325
    303,700    IHC CALAND NV ...................................          17,095
  1,042,864    IMPERIAL OIL LTD ................................          18,225
    160,600    KCS ENERGY, INC .................................           1,837
     49,100   oKELLEY OIL & GAS CORP ...........................             114
    866,100    KERR-MCGEE CORP .................................          50,126
     22,400   oKEY ENERGY GROUP, INC ...........................             294
     42,891    KONINKLIJKE PAKHOED HOLDINGS NV .................           1,392
      2,400   oLOUIS DREYFUS NATURAL GAS CORP ..................              45
    501,800   oMARINE DRILLING CO, INC .........................           8,029
    233,444   oMCMORAN OIL & GAS CO ............................             992
      5,000   oMERIDIAN RESOURCE CORP ..........................              35
    657,600   oMETHANEX CORP ...................................           5,746
    168,000    MITCHELL ENERGY &
                DEVELOPMENT CORP (CLASS A) .....................           3,360
    358,800    MITCHELL ENERGY &
                DEVELOPMENT CORP (CLASS B) .....................           6,907
  8,514,798    MOBIL CORP ......................................         652,446
      2,100   oNABORS INDUSTRIES, INC ..........................              42
    117,600    NEW JERSEY RESOURCES CORP .......................           4,197
      2,500   oNEWFIELD EXPLORATION CO .........................              62
  1,136,800   oNEWPARK RESOURCES, INC ..........................          12,647
    907,500    NGC CORP ........................................          11,344
        400    NOBLE AFFILIATES, INC ...........................              15
  1,599,079   oNOBLE DRILLING CORP .............................          38,478
    521,016    NOVUS PETROLEUM LTD .............................             645
        300   oNUEVO ENERGY CO .................................              10
      3,000   oNUMAC ENERGY, INC ...............................               8
  2,542,747    OCCIDENTAL PETROLEUM CORP .......................          68,654
    113,910   oOCEAN ENERGY, INC ...............................           2,228
    230,500   oOCEANEERING INTERNATIONAL, INC ..................           4,091
        500   oOCELOT ENERGY, INC (CLASS B) ....................               2
    276,677   oOIL SEARCH LTD ..................................             418
     25,925    OMV AKTIENGESELLS AG ............................           3,473
    761,800   oORYX ENERGY CO ..................................          16,855
  1,229,000   oPARKER DRILLING CO ..............................           8,680
    226,800   oPATTERSON ENERGY, INC ...........................           2,218

                       See notes to financial statements.

                                                                        VALUE
     SHARES                                                             (000)
     ------                                                          -----------

              OIL AND GAS EXTRACTION--(CONTINUED)
     33,307    PETROFINA S.A ...................................     $    13,673
    257,400   oPETROLEUM GEO-SERVICES AS .......................           8,017
  2,272,617    PHILLIPS PETROLEUM CO ...........................         109,512
    179,500    PIONEER NATURAL RESOURCES CO ....................           4,286
        380   oPLAINS RESOURCES, INC ...........................               7
    486,200   oPOCO PETROLEUM LTD ..............................           4,761
        600    POGO PRODUCING CO ...............................              15
    268,269   oPOOL ENERGY SERVICES CO .........................           3,957
      1,000   oPRIDE INTERNATIONAL, INC ........................              17
  1,071,980    QUESTAR CORP ....................................          21,038
  1,886,580   oR & B FALCON CORP ...............................          42,684
    221,200   oRANGER OIL LTD ..................................           1,587
    129,800   oRANGER OIL LTD (U.S.) ...........................             949
    251,250   oRENAISSANCE ENERGY LTD ..........................           3,767
    325,900   oRIGEL ENERGY CORP (CANADA) ......................           2,970
  1,004,000   oROWAN COS, INC ..................................          19,515
    712,500    RPC, INC ........................................           8,906
     56,110   oSANTA FE ENERGY RESOURCES, INC ..................             603
    721,860   oSCHLUMBERGER LTD ................................          49,312
      2,304   oSEAGULL ENERGY CORP .............................              38
     10,700   oSEITEL, INC .....................................             173
         50   oSERVAL GROWTH FUND TR (UNITS) ...................               0
  2,517,828   +SMEDVIG AS SERIES A .............................          30,515
    305,357    SMEDVIG AS SERIES B .............................           3,462
     25,300    SNYDER OIL CORP .................................             504
    336,400    SOUTHWESTERN ENERGY CO ..........................           3,091
    118,500    ST. MARY LAND & EXPLORATION CO ..................           2,859
     11,500   oSTONE ENERGY CORP ...............................             409
      2,400   oSWIFT ENERGY CO .................................              38
    160,615   oTALISMAN ENERGY, INC ............................           4,598
     32,760    TECHNIP S.A .....................................           4,004
    697,069    TOTAL S.A .......................................          90,621
      5,300   oTRANSMONTAIGNE OIL CO ...........................              79
    290,700    TRANSOCEAN OFFSHORE, INC ........................          12,936
      4,500   oTRANSTEXAS GAS CORP .............................              40
        635   oTRITON ENERGY LTD ...............................              23
      2,800   oTUBOSCOPE, INC ..................................              55
    305,000   oTULLOW OIL PLC ..................................             553
  1,884,891    UNION PACIFIC RESOURCES GROUP, INC ..............          33,103
      4,900   oUNIT CORP .......................................              30
     67,800    VASTAR RESOURCES, INC ...........................           2,962
    333,500   oVERITAS DGC, INC ................................          16,654
    557,100    VINTAGE PETROLEUM, INC ..........................          10,515
    381,188   oWESTERN ATLAS, INC ..............................          32,353
    189,300    WISER OIL CO ....................................           2,094
                                                                     -----------
                                                                       4,093,475
                                                                     -----------
              PAPER AND ALLIED PRODUCTS--0.77%
    334,200    ABITIBI CONSOLIDATED, INC .......................           4,306
    180,200   oAMERICAN PAD & PAPER CO .........................             811
  2,106,795    ARJO WIGGINS APPLETON PLC .......................           7,136
    940,000   oASIA PULP & PAPER CO LTD (ADR) ..................          10,575
    186,600    AVENOR, INC .....................................           4,365
     81,976    AVERY DENNISON CORP .............................           4,406
    142,500    BEMIS, INC ......................................           5,825
  1,362,000    BERJAYA GROUP BERHAD ............................             167
    487,032    BOISE CASCADE CORP ..............................          15,950
    727,343    BOWATER, INC ....................................          34,367
    388,227   oBUCKEYE TECHNOLOGIES, INC .......................           9,148
    431,700    CARAUSTAR INDUSTRIES, INC .......................          12,465
        590    CHAMPION INTERNATIONAL CORP .....................              29
      1,400    CHESAPEAKE CORP .................................              55
     44,000   oCLONDALKIN GROUP PLC ............................             368
     12,000   oCLONDALKIN GROUP PLC (UNITS) ....................             100
    963,275    CONSOLIDATED PAPERS, INC ........................          26,249
     56,605   oCROWN VANTAGE, INC ..............................             594
    337,200    DOMTAR, INC .....................................           2,259
     10,580    DOMTAR, INC (U.S.) ..............................              71
     39,300    DONOHUE, INC (CLASS A) ..........................             889
     19,300    EMPRESA NATIONAL DE CELULOSAS S.A ...............             340
    677,000    FIRST BRANDS CORP ...............................          17,348
  1,180,846    FLETCHER CHALLENGE LTD (PAPER DIVISION) .........           1,312
  1,716,812    FORT JAMES CORP .................................          76,398
    477,400   oGAYLORD CONTAINER CO ............................           3,670
    366,400    GLATFELTER (P.H.) CO ............................           5,794
      5,400    GREIF BROTHERS CORP (CLASS A) ...................             202
  1,356,031    INTERNATIONAL PAPER CO ..........................          58,309
     13,700    INVESTIMENTOS PARTICIPACOES E GESTAO ............             177
     82,500   oIVEX PACKAGING CORP .............................           1,918
    829,485   oJEFFERSON SMURFIT CORP ..........................          13,038
  4,741,144    KIMBERLY CLARK CORP .............................         217,500
    386,500    KIMBERLY CLARK DE MEXICO S.A. DE CV SERIES A ....           1,372
    136,550    KONINKLIJKE KNP BT NV ...........................           3,524
     19,000   oKORSNAS AB SERIES A .............................             250
    367,900    LONGVIEW FIBRE CO ...............................           5,243
    613,660   oMAIL-WELL, INC ..................................          13,309
    177,000    MALAYSIAN PACIFIC INDUSTRIES BERHAD .............             209
     10,800    MAYR-MELNHOF KARTON AG ..........................             706
  1,868,308    MEAD CORP .......................................          59,319
    688,000   oMETSA SERLA OYJ SERIES B ........................           6,646
     92,586    MEYER INTERNATIONAL PLC .........................             548
    364,000    MITSUBISHI PAPER MILLS LTD ......................             708
  1,384,000    NIPPON PAPER INDUSTRIES CO ......................           5,764
  2,259,666    OJI PAPER CO LTD ................................           9,834
      3,400   oPLAYTEX PRODUCTS, INC ...........................              54
     32,600    POPE & TALBOT, INC ..............................             381
     92,519    PORTUCEL INDUSTRIA EMPRESA ......................             736
      1,059    POTLATCH CORP ...................................              44
    134,000   oRENO DE MEDICI S.P.A ............................             459
      7,000   oREPAP ENTERPRISES, INC ..........................               1
    992,924    REXAM PLC .......................................           4,349
     88,400   oROCK-TENN CO (CLASS A) ..........................           1,111
     32,879   oSAPPI LTD .......................................             124
    100,700   oSARRIO CIA PAPELERA DE LEIZA S.A ................             474
    290,439    SCHWEITZER-MAUDUIT
                INTERNATIONAL, INC .............................           8,423
    322,147   oSHOREWOOD PACKAGING CORP ........................           5,114
    579,079    SMURFIT (JEFFERSON) GROUP PLC ...................           1,744
    466,621    SONOCO PRODUCTS CO ..............................          14,115
  1,161,000    SPICERS PAPER LTD ...............................             884
    256,900    ST. JOE CORP ....................................           7,033
  1,564,249   oSTONE CONTAINER CORP ............................          24,441
        714    TEMPLE-INLAND, INC ..............................              38
  2,151,888    TENNECO, INC ....................................          81,906
        900    UNION CAMP CORP .................................              45
    848,100    UPM-KYMMENE OY ..................................          23,342
    597,532    WAUSAU-MOSINEE PAPER CORP .......................          13,669
  1,265,093    WESTVACO CORP ...................................          35,739
      2,300   oZOLTEK COS, INC .................................              46
                                                                     -----------
                                                                         867,845
                                                                     -----------
              PERSONAL SERVICES--0.15%
     82,500    ANGELICA CORP ...................................           1,733
  1,038,300    BLOCK (H&R), INC ................................          43,738
      1,100    CINTAS CORP .....................................              56
    154,287   oCPI CORP ........................................           3,674
    160,100   oEQUITY CORP INTERNATIONAL .......................           3,842
    288,400    G & K SERVICES, INC (CLASS A) ...................          12,581
    267,600    LOEWEN GROUP, INC ...............................           7,188

                       See notes to financial statements.

                                                                        VALUE
     SHARES                                                             (000)
     ------                                                          -----------

              PERSONAL SERVICES--(CONTINUED)
    685,549    NATIONAL SERVICE INDUSTRIES, INC ................     $    34,877
     75,900    REGIS CORP ......................................           2,244
  1,052,684    SERVICE CORP INTERNATIONAL ......................          45,134
     98,000    STEWART ENTERPRISES, INC (CLASS A) ..............           2,609
      5,900   oTHERMOLASE CORP .................................              43
    172,597    UNIFIRST CORP ...................................           4,315
     36,000    UNITOG CO .......................................             792
                                                                     -----------
                                                                         162,826
                                                                     -----------
              PETROLEUM AND COAL PRODUCTS--2.23%
  1,219,800    AMERADA HESS CORP ...............................          66,250
      2,200   oARABIAN OIL CO LTD ..............................              32
  2,642,000    ASHLAND, INC ....................................         136,393
  2,799,930    ATLANTIC RICHFIELD CO ...........................         218,745
 11,040,434    BG PLC ..........................................          63,829
 13,197,486    BRITISH PETROLEUM PLC ...........................         192,455
  6,009,454    BROKEN HILL PROPRIETARY CO LTD ..................          50,801
    312,030    BURMAH CASTROL PLC ..............................           5,571
  5,268,200    CHEVRON CORP ....................................         437,590
  2,109,000    COSMO OIL CO LTD ................................           3,799
     13,300   oELCOR CORP ......................................             336
    717,132    ELF AQUITANE S.A ................................         100,821
 30,655,480    ENTE NAZIONALE IDROCARBURI S.P.A ................         201,068
      3,000   oESSO MALAYSIA BERHAD ............................               3
      7,161   oGEOPHYSIQUE (COMPAGNIE GENERALE DE) .............           1,051
    434,038   oGETTY PETROLEUM MARKETING, INC ..................           1,980
    273,900  #oHEIZER CORP (LIQUIDATING TR) ....................              45
      3,300   oHOLLY CORP ......................................              85
     45,000    JAPAN ENERGY CORP ...............................              48
     15,000   oKANTO NATURAL GAS DEVELOPMENT CO LTD ............              70
  1,019,572    LONDON & SCOTTISH MARINE OIL PLC ................           4,083
    706,800    LYONDELL PETROCHEMICAL CO .......................          21,513
  1,525,000   oMITSUBISHI OIL CO LTD ...........................           2,143
    503,580    MURPHY OIL CORP .................................          25,525
     50,000    NIPPON OIL & FATS CO LTD ........................              92
  2,434,200    NIPPON OIL CO LTD ...............................           7,857
    535,600    PENNZOIL CO .....................................          27,115
     93,000    PETRO-CANADA (NON-RESIDENT) .....................           1,492
    376,900    PETRO-CANADA (VARIABLE- VOTE) ...................           6,048
      4,500    QUAKER STATE OIL REFINING CORP ..................              74
  1,001,174    REPSOL S.A ......................................          55,260
  5,426,770    ROYAL DUTCH PETROLEUM CO ........................         300,924
  2,688,017    SANTOS LTD ......................................           8,323
    175,484    SASOL LTD .......................................           1,023
    324,000    SHELL REFINERY BERHAD ...........................             461
    312,276   oSLH CORP ........................................           5,699
  1,188,542    SUN CO, INC .....................................          46,130
    294,300    SUNCOR ENERGY, INC ..............................          10,006
    491,000   oTEIKOKU OIL CO LTD ..............................           1,518
    481,215   oTESORO PETROLEUM CORP ...........................           7,639
  4,332,126    TEXACO, INC .....................................         258,574
  2,371,216    TOSCO CORP ......................................          69,654
    133,000    TRANSPORTADORA DE GAS DEL SUR
                S.A. SERIES B ..................................             298
  1,398,899    ULTRAMAR DIAMOND SHAMROCK CORP ..................          44,153
  2,773,878    UNOCAL CORP .....................................          99,166
    369,100    VALERO ENERGY CORP ..............................          12,273
    215,700    WD-40 CO ........................................           5,851
    293,100    WOODSIDE PETROLEUM LTD ..........................           1,463
     82,000    YPF SOCIEDAD ANONIMA (CLASS D) ..................           2,448
    107,100    YPF SOCIEDAD ANONIMA (CLASS D) ADR ..............           3,220
                                                                     -----------
                                                                       2,510,997
                                                                     -----------


              PIPELINES, EXCEPT NATURAL GAS--0.00%
     56,100    KINDER MORGAN ENERGY PARTNERS L.P. ..............           2,027
                                                                     -----------
              PRIMARY METAL INDUSTRIES--0.69%
      6,910    ACERINOX S.A ....................................             922
    214,431   oACME METALS, INC ................................           1,072
     95,100   oAFC CABLE SYSTEMS, INC ..........................           3,376
    915,300    AK STEEL HOLDINGS CORP ..........................          16,361
    379,135    ALCAN ALUMINIUM CO LTD ..........................          10,441
     57,065    ALCAN ALUMINUM CO LTD (U.S.) ....................           1,576
  1,149,135    ALLEGHENY TELEDYNE, INC .........................          26,286
    111,700   oALPINE GROUP, INC ...............................           2,318
    279,454   oALUMAX, INC .....................................          12,960
  1,737,400    ALUMINUM CO OF AMERICA ..........................         114,560
  1,087,000    AMSTEEL CORP BERHAD .............................             110
     84,000   oAMSTEEL CORP BERHAD WTS 05/19/00 ................               2
    248,300   oARMCO, INC ......................................           1,583
    703,900    ASARCO, INC .....................................          15,662
    423,100    BELDEN, INC .....................................          12,957
  1,060,356   oBETHLEHEM STEEL CORP ............................          13,188
     98,400    BIRMINGHAM STEEL CORP ...........................           1,218
  1,855,831    BRITISH STEEL PLC ...............................           4,080
    155,700    BRUSH WELLMAN, INC ..............................           3,202
    384,050   oCABLE DESIGN TECHNOLOGIES CO ....................           7,921
     62,200    CARPENTER TECHNOLOGY CORP .......................           3,126
     20,800    CENTURY ALUMINUM CO .............................             307
     14,100   oCHASE INDUSTRIES, INC ...........................             278
    128,100   oCITATION CORP ...................................           2,562
    169,800    CO STEEL, INC ...................................           2,511
     46,200    COMMONWEALTH INDUSTRIES, INC ....................             462
    121,433   oCOMMSCOPE, INC ..................................           1,966
  1,688,000    DAIDO STEEL CO LTD ..............................           3,028
    141,300    DOFASCO, INC ....................................           2,301
    229,450   oENCORE WIRE CORP ................................           3,700
     18,066    ENGELHARD CORP ..................................             366
      5,700   oESSEX INTERNATIONAL, INC ........................             135
    142,200   oFLACK S.P.A .....................................             921
    357,800   oFANSTEEL, INC ...................................           3,131
    111,000   oFOSTER (LB) CO (CLASS A) ........................             576
     43,000    FRIED. KRUPP AG. HOESCH KRUPP ...................           8,124
    464,400    GENERAL CABLE CORP ..............................          13,410
     90,270    GERDAU METALURGICA S.A ..........................               2
     33,000    GRANGES AB ......................................             604
     48,720    HOOGOVENS NEN STAALIADRIEREN NV .................           2,108
        860    IMCO RECYCLING, INC .............................              16
    491,300    INLAND STEEL INDUSTRIES, INC ....................          13,849
    338,500    INTERMET CORP ...................................           6,135
      1,000    IVACO, INC (CLASS A) ............................               4
    324,602    J & L SPECIALTY STEEL, INC ......................           1,927
     11,700   oKAISER ALUMINUN CORP ............................             112
  5,720,000    KAWASAKI STEEL CORP .............................          10,303
    115,500   oLONE STAR TECHNOLOGIES, INC .....................           1,761
  1,604,500    LTV CORP ........................................          15,343
     44,600    MADECO S.A. ADR .................................             393
  1,174,020    MANNESMANN AG ...................................         120,654
     14,000   oMATTHEWS INTERNATIONAL CORP (CLASS A) ...........             344
     88,400   oMAVERICK TUBE CORP ..............................           1,028
     11,600   oMAXXAM, INC .....................................             658
    115,900   oMETALS U.S.A., INC ..............................           1,999
     58,000    MITSUBISHI STEEL MANUFACTURING CO LTD ...........              54
    485,600   oMUELLER INDUSTRIES, INC .........................          18,028
    451,450    NATIONAL IRON & STEEL MILLS LTD .................             438
    386,800    NATIONAL STEEL CORP (CLASS B) ...................           4,593
 18,556,000    NIPPON STEEL CORP ...............................          32,622

                       See notes to financial statements.

                                                                        VALUE
     SHARES                                                             (000)
     ------                                                          -----------

              PRIMARY METAL INDUSTRIES--(CONTINUED)
 12,390,200    NKK CORP ........................................     $    11,873
      8,300    NKT HOLDINGS AS .................................             646
     18,200    NN BALL & ROLLER, INC ...........................             217
    141,200   oNS GROUP, INC ...................................           1,430
      2,000    NUCOR CORP ......................................              92
    216,500    OREGON STEEL MILLS, INC .........................           4,032
     14,300    PECHINEY S.A ....................................             576
     49,130    POHANG IRON & STEEL CO LTD ......................           1,388
    326,550    PRECISION CAST PARTS CORP .......................          17,430
     35,000   oPROMET BERHAD ...................................               2
    243,300    QUANEX CORP .....................................           7,375
    146,590    REYNOLDS METALS CO ..............................           8,200
    265,900   oRMI TITANIUM CO .................................           6,049
    152,744    ROUGE INDUSTRIES, INC (CLASS A) .................           1,947
    127,550   oSANKYO ALUMINIUM INDUSTRY CO LTD ................             121
    643,101    SIDERCA S.A. (CLASS A) ..........................           1,093
     30,520  #oSILVERSTONE BERHAD ..............................               0
     23,000   oSPECIAL METALS CORP .............................             322
    243,500    STANDEX INTERNATIONAL CORP ......................           7,214
      1,300   oSTEEL DYNAMICS, INC .............................              18
  4,918,000    SUMITOMO METAL INDUSTRIES LTD ...................           7,902
      1,625    SUPERIOR TELECOM, INC ...........................              68
     99,050    SVENSKT STAL AB SERIES A (SSAB) .................           1,528
     22,350    SVENSKT STAL AB SERIES B ........................             336
    389,388    TEXAS INDUSTRIES, INC ...........................          20,638
    129,890    THYSSEN AG ......................................          33,030
    205,300    TITANIUM METALS CORP ............................           4,529
    418,000    TOKYO STEEL MANUFACTURING CO LTD ................           2,150
      4,500    TREMONT CORP ....................................             253
    588,473   oUSINOR ..........................................           9,091
  1,982,221    USX-MARATHON GROUP, INC .........................          68,015
    655,064    USX-US STEEL GROUP, INC .........................          21,617
     81,500   oWHX CORP ........................................           1,049
    229,400   oWOLVERINE TUBE, INC .............................           8,717
      3,012    WORTHINGTON INDUSTRIES, INC .....................              45
                                                                     -----------
                                                                         778,667
                                                                     -----------
              PRINTING AND PUBLISHING--1.26%
     58,852    AGENCE HAVAS S.A ................................           4,994
    360,830    AMERICAN BUSINESS PRODUCTS, INC .................           7,397
  1,031,100    AMERICAN GREETINGS CORP (CLASS A) ...............          52,522
     16,600   oAPPLIED GRAPHICS TECHNOLOGIES, INC ..............             759
    521,900    BANTA CORP ......................................          16,114
    107,200    BELO (A.H.) CORP SERIES A .......................           2,613
    360,800    BELO (A.H.) CORP SERIES B .......................           8,795
    236,900   oBIG FLOWER HOLDINGS, INC ........................           7,107
    258,400    BOWNE & CO, INC .................................          11,628
    200,200    CENTRAL NEWSPAPERS, INC (CLASS A) ...............          13,964
    145,300   oCONSOLIDATED GRAPHICS, INC ......................           8,573
     10,500   oCSS INDUSTRIES, INC .............................             344
  1,622,662    DAI NIPPON PRINTING CO LTD ......................          25,896
    106,800   oDAY RUNNER, INC .................................           2,690
  1,492,518    DELUXE CORP .....................................          53,451
      1,400    DONNELLEY (R.R.) & SONS CO ......................              64
        100    DOW JONES & CO, INC .............................               6
    416,800    DOW JONES & CO, INC (CLASS B) ...................          23,237
    907,468    ELSEVIER UTIGEVERSMIJ NV ........................          13,695
    262,850    ENNIS BUSINESS FORMS, INC .......................           3,056
     62,270    FILIPACCHI MEDIAS S.A ...........................          18,024
    222,925   oFRANKLIN COVEY CO ...............................           4,291
  2,426,800    GANNETT CO, INC .................................         172,454
    288,900   oGIBSON GREETINGS, INC ...........................           7,223
    203,600   oGOLDEN BOOKS FAMILY ENTERTAINMENT, INC ..........             783
    555,800    HARLAND (JOHN H.) CO ............................           9,414
    590,600    HARTE-HANKS, INC ................................          15,245
        100    HOLLINGER INTERNATIONAL, INC ....................               2
        600    HOUGHTON MIFFLIN CO .............................              19
    370,100    INDEPENDENT NEWSPAPERS PLC ......................           1,988
    129,400   oJOURNAL REGISTER CO .............................           2,167
      1,200    KNIGHT-RIDDER, INC ..............................              66
    178,000    KOMORI CORP .....................................           3,379
    436,800    LEE ENTERPRISES, INC ............................          13,377
     14,400    LEE ENTERPRISES, INC (CLASS B) ..................             441
    136,100  xoMARVEL ENTERTAINMENT GROUP, INC .................              38
      1,235    MCCLATCHY CO (CLASS A) ..........................              43
    273,392    MCGRAW HILL COS, INC ............................          22,299
    207,800    MEDIA GENERAL, INC (CLASS A) ....................          10,234
     11,000    MEREDITH CORP ...................................             516
    329,200    MEREDITH CORP (CLASS B) .........................          15,452
     33,200    MERRILL CORP ....................................             732
    169,900    MONDADORI (ARNOLDO) EDITORE S.P.A ...............           2,009
     79,508    MOORE CORP LTD ..................................           1,054
        854    MOORE CORP LTD (U.S.) ...........................              11
     33,400   oNASIONALE PERS BEPERK SERIES N ..................             221
    126,500    NEW ENGLAND BUSINESS SERVICES, INC ..............           4,080
    299,000    NEW STRAITS TIMES PRESS BERHAD (THE) ............             111
    474,816    NEW YORK TIMES CO (CLASS A) .....................          37,629
  7,225,696    NEWS CORP LTD ...................................          58,979
    898,471    NEWS CORP LTD ADR (LTD-VOTE) ....................          25,382
  2,744,000    ORIENTAL PRESS GROUP ............................             255
     60,000   oORIENTAL PRESS GROUP WTS 02/10/98 ...............               0
     81,900   oPETERSEN COS, INC (CLASS A) .....................           2,099
    190,250   +PLENUM PUBLISHING CORP ..........................          13,936
    659,100   oPRIMEDIA, INC ...................................           8,939
        800    PULITZER PUBLISHING CO ..........................              71
     86,700    QUEBECOR, INC (CLASS B) .........................           1,736
    942,000    READER'S DIGEST ASSOCIATION, INC
                (CLASS A) (NON-VOTE) ...........................          25,552
  1,101,600    REYNOLDS & REYNOLDS CO (CLASS A) ................          20,035
      4,300    RURAL PRESS LTD .................................              13
     75,000    SCHIBSTED ASA ...................................           1,261
    715,700   oSCHOLASTIC CORP .................................          28,539
    348,365    SCRIPPS (E.W.) CO (CLASS A) .....................          19,095
    418,829    SINGAPORE PRESS HOLDINGS LTD (LR) ...............           2,801
  3,424,000    SOUTH CHINA MORNING POST ........................           1,646
    252,800    SOUTHAM, INC ....................................           4,590
    184,000    STANDARD REGISTER, INC ..........................           6,509
    173,160    THOMAS NELSON, INC ..............................           2,316
  1,251,250    THOMSON CORP ....................................          36,331
  3,631,606    TIME WARNER, INC ................................         310,275
        900    TIMES MIRROR CO SERIES A ........................              57
    762,159    TIMES MIRROR CO SERIES C ........................          47,921
  1,162,000    TOPPAN PRINTING CO LTD ..........................          12,424
    528,400   oTOPPS, INC ......................................           1,635
  1,279,600    TRIBUNE CO ......................................          88,052
      1,500   oVALASSIS COMMUNICATIONS, INC ....................              58
    279,000    VALUE LINE, INC .................................          10,672
    398,000    VERENIGDE NEDERLANDSE UITGEVERSBED ..............          14,459
    598,900    WALLACE COMPUTER SERVICES, INC ..................          14,224
     71,100    WASHINGTON POST CO (CLASS B) ....................          40,954
     10,000   oWILEY (JOHN) & SONS, INC (CLASS A) ..............             609
     27,567   oWORKFLOW MANAGEMENT, INC ........................             222
    299,100   oWORLD COLOR PRESS, INC ..........................          10,469
                                                                     -----------
                                                                       1,412,323
                                                                     -----------
              RAILROAD TRANSPORTATION--0.47%
    539,726    BRAMBLES INDUSTRIES LTD .........................          10,592
  1,508,328    BURLINGTON NORTHERN SANTA FE CORP ...............         148,099

                       See notes to financial statements.

                                                                        VALUE
     SHARES                                                             (000)
     ------                                                          -----------

              RAILROAD TRANSPORTATION--(CONTINUED)
      3,386   oCANADIAN NATIONAL RAILWAY CO ....................     $       180
    538,800    CANADIAN PACIFIC LTD ............................          15,168
    131,700    CANADIAN PACIFIC LTD (U.S.) .....................           3,737
  2,297,272    CSX CORP ........................................         104,526
    247,600    FLORIDA EAST COAST INDUSTRIES, INC ..............           7,242
  2,747,639    HANKYU CORP .....................................          11,264
     37,800    KANSAS CITY SOUTHERN INDUSTRIES, INC ............           1,876
    329,000    KEIHIN ELECTRIC EXPRESS RAILWAY .................             953
  2,589,203    KINKI NIPPON RAILWAY CO LTD .....................          12,126
  2,723,875    NAGOYA RAILROAD CO LTD ..........................           8,243
  1,506,000    NIPPON EXPRESS CO LTD ...........................           8,073
  1,915,736    NORFOLK SOUTHERN CORP ...........................          57,113
    415,000    ODAKYU ELECTRIC RAILWAY CO LTD ..................           1,271
     30,500    PROVIDENCE AND WORCESTER RAILROAD CO ............             446
  2,909,102   oRAILTRACK GROUP PLC .............................          71,303
    524,000    SEINO TRANSPORTATION CO LTD .....................           2,907
    641,000    TOBU RAILWAY CO LTD .............................           1,695
    860,199    UNION PACIFIC CORP ..............................          37,956
    710,100   oWISCONSIN CENTRAL TRANSIT CORP ..................          15,533
    923,878    YAMATO TRANSPORT CO LTD .........................          10,351
                                                                     -----------
                                                                         530,654
                                                                     -----------
              REAL ESTATE--0.27%
     11,950   oASTICUS AB ......................................             132
    153,400   oAVATAR HOLDINGS, INC ............................           4,276
    702,780    AXA .............................................          79,043
    389,700    AYALA LAND, INC .................................             112
 45,506,000   oBEIJING NORTH STAR CO LTD SERIES H ..............          12,333
  1,442,396    BRITISH LAND PLC ................................          14,813
     75,600    BROOKFIELD PROPERTIES CORP ......................           1,041
    477,450   oCATELLUS DEVELOPMENT CORP .......................           8,445
     10,500   oCB RICHARD ELLIS SERVICES GROUP, INC ............             351
  5,246,508    CHEUNG KONG HOLDINGS LTD ........................          25,797
  2,877,513    CHINESE ESTATES LTD .............................             501
    918,600    CITY DEVELOPMENT LTD ............................           2,566
     27,726   oCITY DEVELOPMENT LTD WTS 07/18/98 ...............              32
    628,000   oDAIKYO, INC .....................................             719
     50,900    DILIGENTIA AB ...................................             440
     11,889   oECHELON INTERNATIONAL CORP ......................             313
    105,273   oEVERGO CHINA HOLDINGS LTD .......................               2
     58,500   oEXCEL LEGACY CORP ...............................             256
    453,600   oFAIRFIELD COMMUNITIES, INC ......................           8,703
    205,750   oFASTIGHETS AB BALDER RTS ........................             206
    571,000   oFIRST CAPITAL CORP LTD ..........................             194
     12,200    FOREST CITY ENTERPRISES, INC (CLASS A) ..........             722
     15,342    GREAT PORTLAND ESTATES PLC ......................              64
     75,700   oGRUBB & ELLIS CO ................................           1,079
    245,339    HAMMERSON PLC ...................................           2,000
  2,405,500    HANG LUNG DEVELOPMENT CO LTD ....................           2,390
    400,000    HENDERSON LAND DEVELOPMENT CO LTD ...............           1,319
        240    HONG KONG LAND HOLDINGS LTD .....................               0
    728,000    HONG LEONG PROPERTIES BERHAD ....................             104
 11,900,748    HOPEWELL HOLDINGS LTD ...........................           1,275
    411,500   oHOTEL PROPERTIES LTD ............................             146
  1,965,600    HYSAN DEVELOPMENT CO LTD ........................           1,624
    196,560   oHYSAN DEVELOPMENT CO LTD WTS 04/30/99 ...........               2
    210,000   oIGB CORP BERHAD .................................              50
    353,300   oINSIGNIA FINANCIAL GROUP, INC ...................           8,656
     36,000   oLASALLE PARTNERS, INC ...........................           1,602
    380,122   oLNR PROPERTY CORP ...............................           9,741
    449,000   oLUM CHANG HOLDINGS LTD ..........................              90
    816,000   oMALAYSIAN RESOURCES CORP BERHAD .................             207
  1,534,900   oMETROPLEX BERHAD ................................             246
     11,600    METROVACESA .....................................             342
     11,600   oMETROVACESA S.A. BONUS RTS ......................              16
    462,836    MISAWA HOMES CO LTD .............................           1,267
  1,493,000    MITSUI FUDOSAN CO LTD ...........................          11,790
    889,250   oMULPHA INTERNATIONAL BERHAD .....................              91
     92,000    MYCOM BERHAD ....................................               6
  2,820,074    NEW WORLD DEVELOPMENT CO LTD ....................           5,459
    199,000    PARKWAY HOLDINGS LTD ............................             345
     59,200    PENN VIRGINIA CORP ..............................           1,532
     72,000    PETALING GARDEN BERHAD ..........................              50
     18,300    PRICE ENTERPRISES, INC ..........................             336
    873,000    ROUSE CO ........................................          27,445
    107,200   oROYAL LEPAGE LTD ................................             456
     11,192   oSAGEM S.A .......................................           8,708
  1,907,309    SCHRODERS PROPERTY FUND .........................           2,882
    162,800   oSECURITY CAPITAL GROUP, INC (CLASS B) ...........           4,335
     33,398   oSECURITY CAPITAL GROUP, INC WTS 09/18/98 ........              11
    500,000    SELANGOR PROPERTIES BERHAD ......................             205
 12,504,000    SILVER GRANT INTERNATIONAL INDUSTRIES ...........           1,517
    233,318    SLOUGH ESTATES PLC ..............................           1,341
     55,496   oSTOCKLAND TR GROUP ..............................             123
  1,204,394    TAI CHEUNG HOLDINGS LTD .........................             292
     74,400   oTAK WING INVESTMENT HOLDINGS LTD ................               2
     14,880  #oTAK WING INVESTMENT HOLDINGS LTD WTS 12/31/98 ...               0
    766,000   oTOKYO TATEMONO CO LTD ...........................           1,440
    320,000    TOSTEM CORP .....................................           4,145
        637   oTRIZEC HAHN CORP WTS 07/25/99 ...................               2
      2,860    UNIBAIL S.A .....................................             370
    960,000    UNITED OVERSEAS LAND LTD ........................             517
    122,200   oURBIS S.A .......................................           1,708
     66,920    VALLEHERMOSO S.A ................................           2,465
    272,019    WEBB (DEL) CORP .................................           7,055
    512,500    WEINGARTEN REALTY INVESTORS, INC ................          21,429
  2,268,327    WESTFIELD TRUST (UNITS) .........................           4,355
     60,824   oWESTFIELD TRUST (UNITS) NEW .....................             113
                                                                     -----------
                                                                         303,742
                                                                     -----------
              RUBBER AND MISCELLANEOUS
               PLASTIC PRODUCTS--0.76%
      5,300   oAEP INDUSTRIES, INC .............................             115
     79,647    AFRICAN OXYGEN LTD ..............................             135
        200    BANDAG, INC .....................................               8
    153,900    BANDAG, INC (CLASS A) ...........................           5,310
    128,900    CARLISLE COS, INC ...............................           5,551
     13,200   oCONVERSE, INC ...................................              73
        100    COOPER TIRE & RUBBER CO .........................               2
    601,000    DENKI KAGKU KOGYO ...............................             970
    102,200    FOAMEX INTERNATIONAL, INC .......................           1,782
    260,000    FURON CO ........................................           4,713
    590,835    GENCORP, INC ....................................          14,919
    911,000    GOLDEN HOPE PLANTATIONS BERHAD ..................             835
    453,750    GOODRICH (B.F.) CO ..............................          22,517
  1,572,052    GOODYEAR TIRE & RUBBER CO .......................         101,299
    251,940   oGRACE, W.R. & CO ................................           4,299
     54,800   oINSITUFORM TECHNOLOGIES, INC (CLASS A) ..........             759
    902,144    MARK IV INDUSTRIES, INC .........................          19,509
    552,967    MICHELIN S.A. (CLASS B) .........................          31,920
    189,750    MIRAI INDUSTRY CO LTD ...........................           1,593
  5,522,600    MONSANTO CO .....................................         308,575
  1,262,600    NIKE, INC (CLASS B) .............................          61,473
    904,100    PREMARK INTERNATIONAL, INC ......................          29,157
  1,537,700    RAYCHEM CORP ....................................          45,458
    517,810   oREEBOK INTERNATIONAL LTD ........................          14,337
  1,087,900    RUBBERMAID, INC .................................          36,105

                       See notes to financial statements.

                                                                        VALUE
     SHARES                                                             (000)
     ------                                                          -----------

              RUBBER AND MISCELLANEOUS
               PLASTIC PRODUCTS--(CONTINUED)
    594,964   oSAFESKIN CORP ...................................     $    24,468
    532,020   oSEALED AIR CORP .................................          19,552
  1,742,045    SOLUTIA, INC ....................................          49,975
      3,000    SPARTECH CORP ...................................              64
     49,143    STANDARD PRODUCTS CO ............................           1,382
     24,500    TITAN INTERNATIONAL, INC ........................             417
    216,895    TREDEGAR INDUSTRIES, INC ........................          18,409
    986,100    TUPPERWARE CORP .................................          27,734
    149,600    WEST CO, INC ....................................           4,236
     67,150    WYNNS INTERNATIONAL, INC ........................           1,293
                                                                     -----------
                                                                         858,944
                                                                     -----------
              SECURITY AND COMMODITY
               BROKERS--1.18%
  2,144,952    ABBEY NATIONAL PLC ..............................          38,115
      2,300   oAMERITRADE HOLDINGS CORP (CLASS A) ..............              62
  4,560,000    AMVESCAP PLC ....................................          44,509
    169,680    AMVESCAP PLC ADR ................................           8,336
  1,797,528    BEAR STEARNS COS, INC ...........................         102,234
     90,150    CREDIT SAISON CO LTD ............................           1,786
        400    DAIN RAUSCHER CORP ..............................              22
  5,622,000    DAIWA SECURITIES CO LTD .........................          24,182
    428,800    DONALDSON, LUFKIN, & JENRETTE, INC ..............          21,788
        533    DUFF & PHELPS CREDIT RATING CO ..................              30
    185,200    EATON VANCE CORP ................................           8,577
  1,920,832    EDWARDS (A.G.), INC .............................          81,996
    471,692    EVEREN CAPITAL CORP .............................          13,207
    108,527    FORTIS AG .......................................          27,707
    524,600    FRANKLIN RESOURCES, INC .........................          28,328
      6,100   oHAMBRECHT & QUIST GROUP .........................             222
     37,932    HONG LEONG CREDIT BERHAD ........................              26
     15,339    INVESTORS FINANCIAL SERVICES CORP ...............             813
    521,000    JACCS CO ........................................           2,748
     14,500    JEFFERIES GROUP, INC ............................             595
     15,800    JOHN NUVEEN CO (CLASS A) ........................             627
      1,266    LEGG MASON, INC .................................              73
  1,353,042    LEHMAN BROTHERS HOLDINGS, INC ...................         104,945
  1,303,000   oMBF CAPITAL BERHAD ..............................             218
     38,000    MCDONALD & CO INVESTMENTS .......................           1,247
      7,056   oMERCAPITAL S.A ..................................              78
  2,359,092    MERRILL LYNCH & CO, INC .........................         217,626
    383,700    MORGAN KEEGAN, INC ..............................           9,928
  3,773,312    MORGAN STANLEY, DEAN WITTER, & CO ...............         344,786
    395,000    NIPPON SHINPAN CO LTD ...........................             655
  4,521,000    NOMURA SECURITIES CO LTD ........................          52,607
     97,000    OM GRUPPEN AB ...................................           2,019
     80,000    ORIX CORP .......................................           5,401
  2,111,700    PAINE WEBBER GROUP, INC .........................          90,803
    517,000  xoPEREGRINE INVESTMENT HOLDINGS LTD ...............             287
     75,741    PHOENIX INVESTMENT PARTNERS LTD .................             658
     82,918    PIONEER GROUP, INC ..............................           2,182
    756,100    PRICE (T. ROWE) ASSOCIATES, INC .................          28,401
    313,000   oRASHID HUSSAIN BERHAD ...........................             154
    678,800    RAYMOND JAMES FINANCIAL CORP ....................          20,322
    349,512    SCHROEDERS LTD ..................................           9,016
    125,600    SCHWAB (CHARLES) CORP ...........................           4,082
    229,112    SEI INVESTMENT CO ...............................          14,205
     13,700    SOUTHWEST SECURITIES GROUP, INC .................             308
  2,841,029    SUN HUNG KAI PROPERTIES LTD .....................          12,063
    390,000   oTA ENTERPRISE BERHAD ............................              58
        600    UNITED ASSET MANAGEMENT CORP ....................              16
  1,901,000  xoYAMAICHI SECURITIES CO LTD ......................              27
                                                                     -----------
                                                                       1,328,075
                                                                     -----------

              SOCIAL SERVICES--0.00%
      4,350   oRES-CARE, INC ...................................              80
     50,700   oRWD TECHNOLOGIES, INC ...........................           1,198
     56,500   oSUNRISE ASSISTED LIVING, INC ....................           1,942
                                                                     -----------
                                                                           3,220
                                                                     -----------
              SPECIAL TRADE CONTRACTORS--0.02%
     51,000   oAMERICAN RESIDENTIAL SERVICES, INC ..............             574
    271,800    APOGEE ENTERPRISES, INC .........................           4,162
    102,700   oCOMFORT SYSTEMS U.S.A., INC .....................           2,401
    425,700    GEON CO .........................................           9,764
      5,600   oLAYNE CHRISTENSEN CO ............................              69
     10,236   oNSC CORP ........................................              19
      3,095  xoOMEGA ENVIRONMENTAL, INC ........................               0
    334,569    PORTLAND HOLDINGS LTD ...........................             242
     84,600   oWESTELL TECHNOLOGIES, INC (CLASS A) .............             783
                                                                     -----------
                                                                          18,014
                                                                     -----------
              STONE, CLAY, AND GLASS
               PRODUCTS--0.41%
    210,500   oACX TECHNOLOGIES, INC ...........................           4,578
      3,573    AKER RGI ASA ....................................              51
     78,800    AKER RGI ASA SERIES A ...........................           1,237
      1,200    AMERON INTERNATIONAL CORP .......................              69
  1,507,000    ASAHI GLASS CO LTD ..............................           8,143
    966,201    CARADON PLC .....................................           2,999
    308,600    CEMENTIR S.P.A ..................................             351
     35,300    CENTEX CONSTRUCTION PRODUCTS, INC ...............           1,359
    497,989    CIMENTOS DE PORTUGAL ............................          17,498
    632,290    CORNING, INC ....................................          21,972
  1,442,998    CRH PLC .........................................          20,525
         82    CRISTALERIA ESPANOLA S.A ........................               8
     84,000   oDAL-TILE INTERNATIONAL, INC .....................             824
    319,600   oDEPARTMENT 56, INC ..............................          11,346
     68,536   oDRAVO CORP ......................................             630
    314,100    FLORIDA ROCK INDUSTRIES, INC ....................           9,168
    104,900   oGIANT CEMENT HOLDINGS, INC ......................           3,003
    361,096    GREEN (A.P.) INDUSTRIES, INC ....................           7,899
      9,721    HOLDERBANK FINANCIERE GLARUS AG. (BR) ...........          12,369
      1,300    HOLDERBANK FINANCIERE GLARUS AG. (REGD) .........             327
    196,000    HUME INDUSTRIES BERHAD ..........................             147
     40,000    ITALCEMENTI S.P.A. (S/S) ........................             175
    577,030    LAFARGE CORP ....................................          22,684
    363,778    LAFARGE S.A. (BR) ...............................          37,605
     30,768   #LAFARGE S.A. (REGD) .............................           3,181
      5,481    LAFARGE S.A. (SPANISH CERT) .....................             573
    136,100    LIBBEY, INC .....................................           5,214
    125,200    LONE STAR INDUSTRIES, INC .......................           9,648
    278,392    MEDUSA CORP .....................................          17,469
  1,694,000    NIPPON SHEET GLASS CO LTD .......................           2,673
    901,300    OWENS CORNING CO ................................          36,784
    361,481   oOWENS ILLINOIS, INC .............................          16,176
  1,794,993    PPG INDUSTRIES, INC .............................         124,864
    136,120    REPUBLIC GROUP, INC .............................           2,859
     81,000   oSHIBUYA KOGYO ...................................             435
    444,900   oSOLA INTERNATIONAL, INC .........................          14,543
    295,474    SOUTHDOWN, INC ..................................          21,089
    323,200   oUSG CORP ........................................          17,493
    396,000    VIDRALA S.A .....................................           5,238
                                                                     -----------
                                                                         463,206
                                                                     -----------
              TEXTILE MILL PRODUCTS--0.15%
    325,267    ALBANY INTERNATIONAL CORP
                (CLASS A) ......................................           7,786
    718,500   oBURLINGTON INDUSTRIES, INC ......................          10,104

                       See notes to financial statements.

                                                                        VALUE
     SHARES                                                             (000)
     ------                                                          -----------

              TEXTILE MILL PRODUCTS--(CONTINUED)
     19,090    CHARGEURS S.A ...................................     $     1,577
    338,300   oCOLLINS & AIKMAN CORP ...........................           2,516
      2,500   oCONE MILLS CORP .................................              22
     23,900    CONFECCOES GUARARAPES S.A .......................              71
      8,600    CULP, INC .......................................             111
    107,838    FAB INDUSTRIES, INC .............................           3,006
     11,500   oGALEY & LORD, INC ...............................             171
    178,500   oGOLD ZACK AG ....................................          56,863
    295,557    GUILFORD MILLS, INC .............................           5,911
      2,700   oLENZING AG ......................................             206
    458,000    MITSUBISHI RAYON CO LTD .........................           1,280
     90,100   oPOLYMER GROUP, INC ..............................           1,025
    455,200    RUDDICK CORP ....................................           8,251
    314,800    RUSSELL CORP ....................................           9,503
  1,658,600    SHAW INDUSTRIES, INC ............................          29,233
    219,500    SPRING INDUSTRIES, INC ..........................          10,124
     78,100    ST. JOHN KNITS, INC .............................           3,017
     67,100   oTULTEX CORP .....................................             164
    307,325    UNIFI, INC ......................................          10,526
    226,000   oWESTPOINT STEVENS, INC ..........................           7,458
                                                                     -----------
                                                                         168,925
                                                                     -----------
              TOBACCO PRODUCTS--0.84%
  5,285,093    B.A.T. INDUSTRIES LTD ...........................          52,909
    110,600   oCONSOLIDATED CIGAR HOLDINGS, INC ................           1,355
    314,900    FORTUNE BRANDS, INC .............................          12,104
  2,950,000   oGALLAHER GROUP PLC ..............................          16,304
    307,500   oGENERAL CIGAR HOLDINGS, INC (CLASS A) ...........           3,037
  1,103,100    IMASCO LTD ......................................          20,365
     24,928    NOBLEZA-PICCARDO S.A. (CLASS B) .................             101
 19,036,600    PHILIP MORRIS COS, INC ..........................         749,566
    215,000    R.J. REYNOLDS BERHAD ............................             298
    338,463    ROTHMANS HOLDINGS LTD ...........................           2,081
    302,300    ROTHMANS OF PALL MALL BERHAD ....................           2,096
    153,096    SEITA S.A .......................................           6,938
     63,878    SOUZA CRUZ S.A ..................................             475
  3,323,500    TABACALERA S.A. SERIES A (REGD) .................          68,167
    132,200    UST, INC ........................................           3,569
                                                                     -----------
                                                                         939,365
                                                                     -----------
              TRANSPORTATION BY AIR--0.65%
  4,197,300   oAIR CANADA, INC .................................          37,532
  1,342,600    AIR NEW ZEALAND LTD (CLASS B) ...................           1,443
     20,000   oAIRNET SYSTEMS, INC .............................             323
    157,100   oAIRTRAN HOLDINGS, INC ...........................           1,183
    356,300   oALASKA AIR GROUP, INC ...........................          19,441
      1,170    ALL NIPPON AIRWAYS CO LTD .......................               4
    722,100   oAMERICA WEST HOLDINGS CORP (CLASS B) ............          20,625
  1,800,763   oAMR CORP ........................................         149,914
    704,098    ASA HOLDINGS, INC ...............................          34,941
     76,200   oATLANTIC COAST AIRLINES HOLDINGS ................           2,286
     26,000   oATLAS AIR, INC ..................................             879
     22,900    AUSTRIAN AIRLINES/OEST LUFTV AG .................             754
    208,688   oAVIALL, INC .....................................           2,856
  1,268,601    BRITISH AIRPORT AUTHORITIES PLC .................          13,695
  3,887,513    BRITISH AIRWAYS PLC .............................          42,064
        200   oCANADIAN AIRLINES CORP ..........................               1
      4,000   oCANADIAN AIRLINES CORP WTS 04/22/99 .............               0
  3,172,800    CATHAY PACIFIC AIRWAYS LTD ......................           2,232
  1,158,800    COMAIR HOLDINGS, INC ............................          35,778
    240,000   oCONTINENTAL AIRLINES, INC (CLASS B) .............          14,610
    409,043    DELTA AIRLINES, INC .............................          52,869
    722,990    DEUTSCHE LUFTHANSA AG. (REGD) ...................          18,205
     29,700   oEAGLE U.S.A. AIRFREIGHT, INC ....................           1,030
    480,571   oFDX CORP ........................................          30,156
    396,800    GALILEO INTERNATIONAL, INC ......................          17,881
     21,800    HELIKOPTER SERVICES GROUP ASA ...................             222
     52,500    HONG KONG AIRCRAFT ENGINEERING CO LTD ...........              81
  2,998,400   oJAPAN AIRLINES CO LTD ...........................           8,339
     39,000   oKITTY HAWK, INC .................................             663
     96,883   oKLM (ROYAL DUTCH AIRLINES) NV ...................           3,934
    692,000   oMALAYSIAN AIRLINE SYSTEM BERHAD .................             229
     13,850   oMIDWEST EXPRESS HOLDINGS, INC ...................             501
    110,400    NALURI BERHAD ...................................              10
     22,080   oMALAYSIAN HELICOPTER WTS 06/11/00 ...............               1
    340,600   oNORTHWEST AIRLINES CORP (CLASS A) ...............          13,134
    360,400   oOFFSHORE LOGISTICS, INC .........................           6,397
    307,950    PITTSTON BAX GROUP ..............................           4,792
    251,000   oRYANAIR HOLDINGS PLC ............................           1,779
    415,000   oRYANAIR HOLDINGS PLC ADR ........................          14,784
     19,100    SAIRGROUP .......................................           6,284
     56,388    SAS DANMARK AS ..................................           1,132
     52,000    SAS NORGE ASA SERIES B ..........................             888
  1,079,000   oSINGAPORE INTERNATIONAL AIRLINES LTD (FR) .......           5,045
    127,000    SKYWEST, INC ....................................           3,556
     59,301    SODEXHO ALLIANCE S.A ............................          11,211
    413,455    SOUTHWEST AIRLINES CO ...........................          12,249
  1,729,200    SWIRE PACIFIC LTD (CLASS A) .....................           6,528
      3,500   oTRANS WORLD AIRLINES, INC .......................              36
    999,900   oU.S. AIRWAYS GROUP, INC .........................          79,242
    564,820   oUAL CORP ........................................          44,056
     30,500   oVIRGIN EXPRESS HOLDINGS .........................           1,221
                                                                     -----------
                                                                         727,016
                                                                     -----------
              TRANSPORTATION EQUIPMENT--3.60%
      9,900   oAFTERMARKET TECHNOLOGY CORP .....................             186
  9,156,943    ALLIED SIGNAL, INC ..............................         406,339
    361,900    ARCTIC CAT, INC .................................           3,574
    113,400    ARVIN INDUSTRIES, INC ...........................           4,118
    933,574    AUTOLIV, INC ....................................          29,524
      1,000   oAVONDALE INDUSTRIES, INC ........................              28
    310,598   oBE AEROSPACE, INC ...............................           9,046
  8,224,954    BOEING CO .......................................         366,525
      9,000   oBREED TECHNOLOGIES, INC .........................             138
      6,000  xoBREMER VULKAN AG ................................               4
  2,316,895    BRIDGESTONE CORP ................................          54,754
  6,591,737    BRITISH AEROSPACE PLC ...........................          50,482
      7,134   oBRITISH AEROSPACE PLC WTS 11/15/00 ..............             154
  6,426,597    CHRYSLER CORP ...................................         362,299
     69,100    COACHMEN INDUSTRIES, INC ........................           1,805
    165,150    COMMERCIAL INTERTECH CORP .......................           2,993
     52,900    CURTISS WRIGHT CORP .............................           2,073
    236,000    CYCLE & CARRIAGE LTD ............................             576
    696,013    DAIMLER BENZ AG .................................          68,445
    280,040    DANA CORP .......................................          14,982
    351,000    DANAHER CORP ....................................          12,877
  1,283,400    DENSO CORP ......................................          21,268
     34,100   oDUCOMMUN, INC ...................................             682
      1,500    ECHLIN, INC .....................................              74
     96,000    EXCEL INDUSTRIES, INC ...........................           1,374
    305,000    EXEDY CORP ......................................           1,868
      6,800   oFABBRICA ITALIANA APPARECCHIATURE ...............              27
    179,300    FAG KUGELFISCHER (GEORG)
                SCHAEFER AG ....................................           2,687
      2,714    FEDERAL SIGNAL CORP .............................              66
      1,100    FEDERAL-MOGUL CORP ..............................              74
 10,341,584   oFIAT S.P.A ......................................          45,298
    366,667   oFIAT S.P.A. (PRIV) ..............................             913

                       See notes to financial statements.

                                                                        VALUE
     SHARES                                                             (000)
     ------                                                          -----------

              TRANSPORTATION EQUIPMENT--
               (CONTINUED)
  3,146,997   oFIAT S.P.A. DI RISP .............................     $     7,796
      2,100    FLEETWOOD ENTERPRISES, INC ......................              84
  8,797,048    FORD MOTOR CO ...................................         519,026
  1,507,915    FUTURIS CORP LTD ................................           1,326
    198,900    GENERAL DYNAMICS CORP ...........................           9,249
  5,490,376    GENERAL MOTORS CORP .............................         366,826
  2,269,440   oGENERAL MOTORS CORP (CLASS H) ...................         106,947
  1,309,700   oGENTEX CORP .....................................          23,738
  1,062,400   oGULFSTREAM AEROSPACE CORP .......................          49,402
     20,435   oHALTER MARINE GROUP, INC ........................             308
    508,900    HARLEY DAVIDSON, INC ............................          19,720
    110,120   oHAYES LEMMERZ INTERNATIONAL, INC ................           4,377
     11,100   oHEICO CORP ......................................             294
      5,550   oHEICO CORP (CLASS A) ............................             142
  2,182,000    HONDA MOTOR CO LTD ..............................          77,663
    225,025    HUFFY CORP ......................................           4,079
  1,785,136    ITT INDUSTRIES, INC .............................          66,719
    271,800    KAMAN CORP (CLASS A) ............................           5,173
  1,061,000    KAWASAKI HEAVY INDUSTRIES LTD ...................           2,140
      3,935    KVAERNER INDUSTRIER AS SERIES B .................             122
  1,050,300   oLEAR CORP .......................................          53,894
  1,268,231    LOCKHEED MARTIN CORP ............................         134,274
  2,173,643    LUCASVARITY PLC .................................           8,632
    191,400    MAGNA INTERNATIONAL, INC ........................          13,106
     48,500   oMAN AG. (STAMM) .................................          18,916
  2,965,147    MERITOR AUTOMOTIVE, INC .........................          71,164
  3,226,000   oMITSUI ENGINEERING & SHIP BUILDING CO LTD .......           2,441
    126,570    MODINE MANUFACTURING CO .........................           4,382
        200   oMOTIVEPOWER INDUSTRIES, INC .....................               5
  1,239,900   oNAVISTAR INTERNATIONAL CORP .....................          35,802
    126,137    NEWPORT NEWS SHIPBUILDING, INC ..................           3,374
  1,048,000    NGK SPARK PLUG CO LTD ...........................           8,910
  5,159,000    NISSAN MOTOR CO LTD .............................          16,244
    529,375    NORTHROP GRUMMAN CORP ...........................          54,592
      2,300   oOEA, INC ........................................              37
    401,400    PACCAR, INC .....................................          20,973
      7,922    PENDRAGON PLC ...................................              30
    573,000   oPERUSAHAAN OTOMOBIL NASIONAL BERHAD .............             366
     89,306    PEUGEOT S.A .....................................          19,202
  4,149,849    PIRELLI S.P.A ...................................          12,967
    379,700    POLARIS INDUSTRIES, INC .........................          14,286
    264,200    REGAL-BELOIT CORP ...............................           7,530
     28,200   oRHEINMETALL AG ..................................             937
  3,031,895    ROLLS ROYCE LTD .................................          12,520
     10,200   oSEQUA CORP (CLASS A) ............................             681
    289,975    SIMPSON INDUSTRIES, INC .........................           3,969
    101,000    SMITH (A.O.) CORP ...............................           5,220
     15,900   oSPAR AEROSPACE LTD ..............................             112
    243,150    SPARTAN MOTORS, INC .............................           1,732
      1,000   oSPX CORP ........................................              64
      7,400    STEYR-DAIMLER-PUCH AG ...........................             203
     61,294   oSTRATTEC SECURITY CORP ..........................           1,846
    723,600    SUNDSTRAND CORP .................................          41,426
      1,800    SUPERIOR INDUSTRIES INTERNATIONAL, INC ..........              51
  1,479,000  #oTAN CHONG INTERNATIONAL LTD .....................             132
    493,000    TAN CHONG MOTOR HOLDINGS BERHAD .................              90
    293,600    TELEFLEX, INC ...................................          11,157
    481,667    TEXTRON, INC ....................................          34,530
    285,378   oTHOMSON-CSF .....................................          10,856
      7,050    THOR INDUSTRIES, INC ............................             195
  8,319,880    TOYOTA MOTOR CORP ...............................         215,202
      1,530   oTRIUMPH GROUP, INC ..............................              64
  1,539,280    TRW, INC ........................................          84,083
  2,775,650    UNITED TECHNOLOGIES CORP ........................         256,748
    254,119    VALEO S.A .......................................          25,975
     64,900    VARLEN CORP .....................................           2,239
     77,264    VOLKSWAGEN AG ...................................          74,610
    143,000    VOLVO AB SERIES A ...............................           4,160
    906,470    VOLVO AB SERIES B FREE ..........................          26,995
      1,650    WABASH NATIONAL CORP ............................              42
     49,800   oWALBRO CORP .....................................             703
     23,300   oWESTINGHOUSE AIR BRAKE CO .......................             612
    242,400    WINNEBAGO INDUSTRIES, INC .......................           3,091
                                                                     -----------
                                                                       4,051,756
                                                                     -----------
              TRANSPORTATION SERVICES--0.13%
      8,993    AIR EXPRESS INTERNATIONAL CORP ..................             241
    535,200    AIRBORNE FREIGHT CORP ...........................          18,699
  3,423,100    AIRTOURS PLC ....................................          25,759
     72,400    BERGESEN AS SERIES A ............................           1,378
    122,850   oCIRCLE INTERNATIONAL GROUP, INC .................           3,440
      4,560    DANZAS HOLDINGS AG. (REGD) ......................           1,227
    229,100    EXPEDITORS INTERNATIONAL OF WASHINGTON ..........          10,080
     30,900   oFRITZ COS, INC ..................................             413
    539,200    GATX CORP .......................................          23,657
      2,400    LAURITZEN J. HOLDINGS (CLASS B) .................             236
    386,500   oMESA AIR GROUP, INC .............................           3,140
     20,675   oNAVIGANT INTERNATIONAL, INC .....................             176
  1,438,600  +oSABRE GROUP HOLDINGS, INC .......................          54,667
     27,088    TRENCOR LTD .....................................              90
     83,400   oU.S. EXPRESS ENTERPRISES, INC (CLASS A) .........           1,397
                                                                     -----------
                                                                         144,600
                                                                     -----------
              TRUCKING AND WAREHOUSING--0.09%
    351,200   oAMERICAN FREIGHTWAYS CORP .......................           3,512
    397,700    ARNOLD INDUSTRIES, INC ..........................           5,866
      1,400    CNF TRANSPORTATION, INC .........................              60
    242,350   oCONSOLIDATED FREIGHTWAYS CORP ...................           3,378
    130,100   oCOVENANT TRANSPORT, INC (CLASS A) ...............           2,537
    220,407   oHEARTLAND EXPRESS, INC ..........................           4,463
    385,450    HUNT (J.B.) TRANSPORT SERVICES, INC .............          13,732
     81,000   oKNIGHT TRANSPORTATION, INC ......................           1,549
    105,000   oM.S. CARRIERS, INC ..............................           2,848
     48,800   oPIERCE LEAHY CORP ...............................           1,135
    228,950    ROADWAY EXPRESS, INC ............................           4,321
    228,450   oSWIFT TRANSPORTATION CO, INC ....................           4,526
    832,418   oTNT POST GROUP NV ...............................          21,279
    480,000    USFREIGHTWAYS CORP ..............................          15,765
    107,090    WERNER ENTERPRISES, INC .........................           2,041
    481,400   oYELLOW CORP .....................................           8,936
                                                                     -----------
                                                                          95,948
                                                                     -----------
              WATER TRANSPORTATION--0.11%
    245,034    ALEXANDER & BALDWIN, INC ........................           7,137
     39,500   oAMERICAN CLASSIC VOYAGES CO .....................             583
    164,200    BERGESEN D.Y. AS (CLASS B) ......................           3,071
     12,900    CMB CIE MARITIME BELGE S.A ......................             974
      1,971    DAMPSKIBSSELSKABET AF 1912 (CLASS B) ............          16,910
      2,048    DAMPSKIBSSELSKABET SVENDBORG (CLASS B) ..........          25,016
     24,200   oGULFMARK OFFSHORE, INC ..........................             551
  1,036,000   oHAI SUN HUP GROUP LTD ...........................             242
     69,700   oHVIDE MARINE, INC (CLASS A) .....................             945
     13,000   oIRISH CONTINENTAL GROUP PLC .....................             209
     26,000   oIRISH CONTINENTAL GROUP PLC (U.K.) ..............             434
    652,000    KAMIGUMI CO LTD .................................           2,725
    781,000    KAWASAKI KISEN KAISHA LTD .......................           1,351

                       See notes to financial statements.

                                                                        VALUE
     SHARES                                                             (000)
     ------                                                          -----------

              WATER TRANSPORTATION--(CONTINUED)
     39,000   oKIRBY CORP ......................................     $       985
     28,500    KONINKLIJKE NEDLLOYD GROEP NV ...................             579
     34,400    LEIF HOEGH & CO .................................             502
  1,849,000    MALAYSIAN INTERNATIONAL SHIPPING CO (FR) ........           2,697
    110,800    MALAYSIAN INTERNATIONAL SHIPPING CO (LR) ........             162
     70,350   oMARINE TRANSPORT CORP ...........................             286
  3,347,000    MITSUI OSK LINES LTD ............................           5,691
    223,168   oNCL HOLDINGS AS .................................           1,102
  1,345,000   oNEPTUNE ORIENT LINES LTD ........................             466
  1,561,800    NIPPON YUSEN KABUSHIKI KAISHA ...................           5,289
    110,120    OCEAN GROUP PLC .................................           1,390
    591,900   oOMI CORP ........................................           4,735
    298,260    OVERSEAS SHIPHOLDING GROUP, INC .................           6,077
    621,632    PENINSULAR & ORIENTAL STEAM NAVIGATION CO .......           8,951
    195,900   oSEACOR SMIT, INC ................................          12,011
    174,000    SEMBAWANG MARINE & LOGISTICS ....................              92
     19,100   oSTAR CRUISES PUBLIC CO LTD ......................              36
    365,900    TIDEWATER, INC ..................................          12,075
    195,313    TRANSPORT DEVELOPMENT GROUP PLC .................             968
     91,800   oTRICO MARINE SERVICES, INC ......................           1,257
     20,400    UNITOR AS .......................................             300
                                                                     -----------
                                                                         125,799
                                                                     -----------
              WHOLESALE TRADE--
               DURABLE GOODS--0.19%
      1,125    AAR CORP ........................................              33
     12,700   oACT MANUFACTURING, INC ..........................             121
     68,400   oACTION PERFORMANCE COS, INC .....................           2,202
    121,000    AIPHONE CO LTD ..................................             867
     48,100   oANICOM, INC .....................................             715
    275,837    APPLIED INDUSTRIAL TECHNOLOGIES, INC ............           5,672
    155,700  xoAPS HOLDING CORP ................................             102
    733,264   oARROW ELECTRONICS, INC ..........................          15,948
      3,100   oAVIATION SALES CO ...............................             123
     68,100    AVNET, INC ......................................           3,724
     29,500   oBARNETT, INC ....................................             597
    202,223   oBELL INDUSTRIES, INC ............................           2,300
     38,533  xoBEN FRANKLIN RETAIL STORES, INC .................               0
    411,472    BRIGGS & STRATTON CORP ..........................          15,404
    948,300   oBRIGHTPOINT, INC ................................          13,750
    498,000   oCELLSTAR CORP ...................................           6,443
    580,300   oCHS ELECTRONICS, INC ............................          10,373
    155,321    COMMERCIAL METALS CO ............................           4,776
     51,000   oCREAN (JAMES) PLC (UNITS) .......................             111
     59,000    DICKSON CONCEPTS INTERNATIONAL LTD ..............              82
      7,800    DIETEREN S.A ....................................           3,642
    198,000    EDARAN OTOMOBIL NASIONAL BERHAD .................             191
     79,600   oEKCO GROUP, INC .................................             627
      6,209   oFAIRCHILD CORP (CLASS A) ........................             125
    167,100    GENUINE PARTS CO ................................           5,775
     75,000    GEWISS S.P.A ....................................           1,575
     11,300   oGRAHAM-FIELD HEALTH PRODUCTS, INC ...............              64
    163,200    GRAINGER (W.W.), INC ............................           8,129
     95,000   oHA-LO INDUSTRIES, INC ...........................           2,957
    497,575   oHANDLEMAN CO ....................................           5,722
      1,500   oHIRSCH INTERNATIONAL CORP (CLASS A) .............              13
    230,500   oHUGHES SUPPLY, INC ..............................           8,442
      4,200   oINGRAM MICRO, INC (CLASS A) .....................             186
     51,200   oINSIGHT ENTERPRISES, INC ........................           2,048
    451,200   oKENT ELECTRONICS CORP ...........................           8,263
     20,200   oKEYSTONE AUTOMOTIVE INDUSTRIES, INC .............             467
    128,500    LAWSON PRODUCTS, INC ............................           3,309
    102,635   oLUMEN TECHNOLOGIES, INC .........................             911
      9,600   oMARSHALL INDUSTRIES, INC ........................             262
    201,200   oMERISEL, INC ....................................             578
     83,200   oMETAL MANAGEMENT, INC ...........................             889
    434,969    METAL MANUFACTURES LTD ..........................             525
    167,978    METRO CASH & CARRY LTD ..........................             108
    171,900   oNATIONAL-OILWELL, INC ...........................           4,609
     10,400   oOAK TECHNOLOGY, INC .............................              47
    407,912    OWENS & MINOR, INC ..............................           4,079
    257,075   oPATTERSON DENTAL CO .............................           9,415
      2,600    PIONEER-STANDARD ELECTRONICS, INC ...............              25
     13,200    PREUSSAG AKTIEGESELLSCHAFT AG ...................           4,724
    148,269   oQUALCOMM, INC ...................................           8,331
      8,500   oRELIANCE STEEL & ALUMINUM CO ....................             328
     67,397    REUNERT LTD .....................................              77
     63,800   oSODAK GAMING, INC ...............................             399
    512,000  xoSTREAMLOGIC CORP ................................               8
    242,650   oTBC CORP ........................................           1,608
    562,800   oTECH DATA CORP ..................................          24,130
    109,400   oVWR SCIENTIFIC PRODUCTS CORP ....................           2,694
        500    WESCO FINANCIAL CORP ............................             196
        600   oWILMAR INDUSTRIES, INC ..........................              15
    336,698   oWINDMERE-DURABLE HOLDING, INC ...................          12,058
                                                                     -----------
                                                                         210,894
                                                                     -----------
              WHOLESALE TRADE--
               NONDURABLE GOODS--0.70%
     73,500   o800-JR CIGAR, INC ...............................           1,452
    193,228   oAGRIBIOTECH, INC ................................           5,350
    101,700   oAMERISOURCE HEALTH CORP (CLASS A) ...............           6,680
  1,805,477    BERGEN BRUNSWIG CORP (CLASS A) ..................          83,729
    255,566    BINDLEY WESTERN INDUSTRIES, INC .................           8,434
    199,400   oBOISE CASCADE OFFICE PRODUCTS CORP ..............           3,091
     58,700   oBT OFFICE PRODUCTS
                INTERNATIONAL, INC .............................             792
      2,624   oBURLINGTON COAT FACTORY WAREHOUSE CORP ..........              59
  2,746,159    CARDINAL HEALTH, INC ............................         257,452
    491,300   oCENTRAL GARDEN & PET CO .........................          15,292
    548,200   oCORPORATE EXPRESS, INC ..........................           6,955
     98,800   oDAISYTEK INTERNATIONAL CORP .....................           2,513
    700,350    DIMON, INC ......................................           7,879
  1,657,414    ENRON CORP ......................................          89,604
    334,127   oERCROS S.A ......................................             423
    344,349    F.H. FAULDING & CO LTD ..........................           1,571
    216,943    FLEMING COS, INC ................................           3,810
    445,641    FYFFES PLC ......................................           1,082
    441,000   oGENESCO, INC ....................................           7,194
     14,433    HERBALIFE INTERNATIONAL, INC (CLASS A) ..........             355
    120,266    HERBALIFE INTERNATIONAL, INC (CLASS B) ..........           2,480
    111,200    HUNT CORP .......................................           2,634
     62,000    HUTECH NORIN CO LTD .............................             326
  1,566,100    IKON OFFICE SOLUTIONS, INC ......................          22,806
      3,600   oKENNETH COLE PRODUCTIONS, INC ...................              93
      1,700    LOBLAW COS LTD ..................................              40
    294,500    MCKESSON CORP ...................................          23,928
     21,100    MYERS INDUSTRIES, INC ...........................             506
    186,200    NASH FINCH CO ...................................           2,805
      3,800   oNU SKIN ENTERPRISES, INC (CLASS A) ..............              74
     77,600    OSHAWA GROUP LTD (CLASS A) ......................           1,398
     40,500   oPERFORMANCE FOOD GROUP CO .......................             805
    265,474   oPROVIGO, INC ....................................           1,643
    616,900   oREXALL SUNDOWN, INC .............................          21,746
    835,700    RICHFOOD HOLDINGS, INC ..........................          17,289
    146,050    RUSS BERRIE & CO, INC ...........................           3,651

                       See notes to financial statements.

                                                                        VALUE
     SHARES                                                             (000)
     ------                                                          -----------

              WHOLESALE TRADE--
               NONDURABLE GOODS--(CONTINUED)
     16,000    SAGAMI RUBBER INDUSTRIES CO LTD .................     $        55
      2,988    SALAMANDER AG ...................................             492
     26,800   oSCHEIN (HENRY), INC .............................           1,236
    255,000   oSKW TROSTBERG AG ................................           9,183
     15,500    SMART & FINAL, INC ..............................             265
    162,736   oSTANDARD COMMERCIAL CORP ........................           1,790
    425,220   oSUIZA FOODS CORP ................................          25,380
  1,040,100    SUPERVALU, INC ..................................          46,154
  3,512,780    SWEDISH MATCH CO ................................          11,673
    993,460   oSWEDISH MATCH CO RTS ............................              64
  2,210,200    SYSCO CORP ......................................          56,636
     44,100    TERRA INDUSTRIES, INC ...........................             397
     51,689   oU.S. OFFICE PRODUCTS CO .........................           1,008
  1,643,600    UNISOURCE WORLDWIDE, INC ........................          17,771
     24,200   oUNITED NATURAL FOODS, INC .......................             690
     17,048   oUNITED STATIONERS, INC ..........................           1,104
      9,700    UNIVERSAL CORP ..................................             363
     43,600   oURALITA S.A .....................................             622
     50,400    WORLD FUEL SERVICES CORP ........................             855
                                                                     -----------
                                                                         781,679
                                                                     -----------
             TOTAL COMMON STOCK
              (COST $61,565,907) ...............................     111,122,641
                                                                     -----------

 PRINCIPAL
 ---------

            SHORT TERM INVESTMENTS--5.12%
             BANK NOTES--0.12%
              ABBEY NATIONAL TREASURY SERVICE
$ 3,943,000     5.375%, 01/19/99 ...............................           3,934
              BANK OF NEW YORK
 15,000,000     5.530%, 02/25/99 ...............................          14,966
 20,000,000     5.750%, 05/14/99 ...............................          19,988
              BANKBOSTON, NA
 50,000,000     5.690%, 07/06/98 ...............................          49,997
              FIRST NATIONAL BANK OF CHICAGO
 25,000,000     5.890%, 08/26/98 ...............................          24,997
              TORONTO DOMINION BANK
  6,250,000     5.500%, 10/19/98 ...............................           6,141
              WACHOVIA BANK, NATIONAL ASSOCIATION
 10,000,000     5.620%, 12/01/98 ...............................           9,993
                                                                     -----------
                                                                         130,016
                                                                     -----------
             BANKERS ACCEPTANCES--0.00%
              BANK OF MONTREAL
  7,000,000     5.490%,11/10/98 ................................           6,841
                                                                     -----------
             CERTIFICATES OF DEPOSIT--0.44%
              AMRO NORTH AMERICA FINANCE, INC
 25,000,000     5.710%,10/09/98 ................................          24,989
              BANK OF MONTREAL
 40,000,000     5.580%,10/02/98 ................................          39,994
              BANK OF NOVA SCOTIA
 25,000,000     5.890%,08/27/98 ................................          25,000
 10,000,000     5.690%,03/05/99 ................................           9,993
 14,000,000     5.650%,03/23/99 ................................          13,987
              BARCLAYS BANK PLC
 25,000,000     5.530%,02/23/99 ................................          24,958
              CREDIT AGRICOLE
 25,000,000     5.750%,05/19/99 ................................          25,000
              CREDIT SUISSE
 25,000,000     5.700%,03/26/99 ................................          24,986
 25,000,000     5.740%,04/20/99 ................................          24,993
              DEUTSCHE BANK
 25,000,000     5.800%,08/05/98 ................................          24,998
 25,000,000     5.700%,04/16/99 ................................          24,985
              FLEET NATIONAL BANK
 20,000,000     5.580%,08/12/98 ................................          19,999
              HARRIS TRUST AND SAVINGS BANK
 25,000,000     5.570%,07/23/98 ................................          24,999
              RABOBANK
 15,000,000     5.630%,03/24/99 ................................          14,984
              REGIONS BANK (ALABAMA)
 18,000,000     5.570%,07/28/98 ................................          17,999
              ROYAL BANK OF CANADA
 50,000,000     5.720%,04/19/99 ................................          49,978
              SOCIETE GENERALE
 25,000,000     5.550%,02/23/99 ................................          24,962
  5,000,000     5.780%,03/31/99 ................................           5,000
              SWISS BANK CORP
 50,000,000     5.850%,08/26/98 ................................          49,997
              WESTDEUTSCHE LANDESBANK
 25,000,000     5.850%,08/20/98 ................................          24,998
                                                                     -----------
                                                                         496,799
                                                                     -----------
             COMMERCIAL PAPER--3.13%
              AIR PRODUCTS & CHEMICALS, INC
 15,000,000     5.480%,07/15/98 ................................          14,965
              AIRTOUCH COMMUNICATIONS, INC
 30,000,000   ~ 5.670%,08/10/98 ................................          29,805
 45,000,000   ~ 5.673%,08/11/98 ................................          44,700
              AMERICAN HOME PRODUCTS
 25,000,000   ~ 5.500%,07/15/98 ................................          24,941
 20,000,000   ~ 5.510%,07/24/98 ................................          19,925
  4,633,000   ~ 5.550%,08/21/98 ................................           4,596
              ARIZONA PUBLIC SERVICE CO
    500,000     6.150%,07/02/98 ................................             500
 14,600,000     5.720%,07/10/98 ................................          14,576
              ASSET SECURITIZATION COOPERATIVE CORP
 35,000,000   ~ 5.470%,07/17/98 ................................          34,907
 37,500,000   ~ 5.475%,07/24/98 ................................          37,359
 28,000,000   ~ 5.520%,08/14/98 ................................          27,803
              B.B.V. FINANCE (DELAWARE), INC
 50,000,000     5.460%,10/01/98 ................................          49,286
              BANKERS TRUST NEW YORK CORP
 25,000,000     5.470%,10/14/98 ................................          24,593
 25,000,000     5.510%,12/23/98 ................................          24,327
              BEAR STEARNS CO, INC
 24,000,000     5.500%,07/06/98 ................................          23,976
              BETA FINANCE, INC
 53,000,000   ~ 5.490%,07/14/98 ................................          52,883
  4,500,000   ~ 5.380%,08/18/98 ................................           4,466
 25,000,000   ~ 5.380%,08/24/98 ................................          24,787
              BURLINGTON NORTHERN SANTA FE
 19,441,000   ~ 6.750%,07/01/98 ................................          19,438
 16,000,000   ~ 5.650%,07/16/98 ................................          15,959
 35,000,000   ~ 5.670%,08/13/98 ................................          34,755
              CAMPBELL SOUP CO
  6,938,000     5.460%,12/11/98 ................................           6,764
              CANADIAN IMPERIAL HOLDINGS, INC
 20,000,000     5.463%,07/17/98 ................................          19,947
              CATERPILLAR FINANCIAL SERVICES CORP
 11,000,000     5.500%,10/13/98 ................................          10,823
 14,000,000     5.480%,12/07/98 ................................          13,657
              CIESCO LP
 40,000,000   ~ 5.500%,07/13/98 ................................          39,918
 20,000,000     5.510%,07/16/98 ................................          19,950
 15,000,000   ~ 5.510%,07/28/98 ................................          14,934
  8,000,000   ~ 5.510%,08/14/98 ................................           7,944
              CIT GROUP HOLDINGS, INC
 40,000,000     5.480%,07/22/98 ................................          39,863
 50,000,000     5.510%,07/23/98 ................................          49,820

                       See notes to financial statements.

                                                                        VALUE
  PRINCIPAL                                                             (000)
  ---------                                                          -----------

             COMMERCIAL PAPER--(CONTINUED)
              COCA COLA ENTERPRISES, INC
$20,000,000   ~ 5.520%,11/25/98 ................................     $    19,541
              COMMERCIAL CREDIT CO
 30,000,000     5.520%,07/31/98 ................................          29,855
 30,000,000     5.505%,09/01/98 ................................          29,708
              CONAGRA, INC
 20,000,000     5.660%,07/28/98 ................................          19,911
              CORPORATE ASSET FUNDING CORP, INC
 25,000,000   ~ 5.520%,07/10/98 ................................          24,961
 20,000,000   ~ 5.520%,07/13/98 ................................          19,959
 12,000,000   ~ 5.520%,07/20/98 ................................          11,963
 14,000,000   ~ 5.520%,08/05/98 ................................          13,921
 29,000,000   ~ 5.500%,08/13/98 ................................          28,801
              COX COMMUNICATIONS, INC
 15,500,000   ~ 5.700%,07/08/98 ................................          15,480
  9,000,000   ~ 5.700%,07/10/98 ................................           8,986
 25,000,000   ~ 5.700%,07/15/98 ................................          24,940
              CROWN CORK & SEAL CO, INC
 10,000,000     5.670%,07/02/98 ................................           9,997
  8,000,000     5.700%,07/14/98 ................................           7,982
 22,000,000     5.680%,07/15/98 ................................          21,948
 11,000,000     5.720%,07/28/98 ................................          10,951
 15,000,000     5.700%,07/29/98 ................................          14,931
  9,000,000     5.720%,07/29/98 ................................           8,959
              CSX CORP
 12,420,000   ~ 5.680%,07/23/98 ................................          12,375
 25,000,000   ~ 5.680%,07/30/98 ................................          24,881
 12,000,000   ~ 5.690%,07/30/98 ................................          11,943
 25,500,000   ~ 5.700%,08/21/98 ................................          25,291
              DAYTON HUDSON CORP
 20,000,000     6.400%,07/01/98 ................................          19,997
 32,000,000     5.680%,07/20/98 ................................          31,898
              DELAWARE FUNDING CORP
 15,000,000   ~ 5.510%,07/09/98 ................................          14,979
 12,809,000   ~ 5.800%,07/09/98 ................................          12,791
 28,203,000   ~ 5.520%,07/10/98 ................................          28,159
  8,046,000   ~ 5.580%,07/21/98 ................................           8,020
              DEUTSCHE BANK FINANCIAL, INC
 25,000,000     5.410%,10/16/98 ................................          24,585
              DUKE ENERGY CORP
 37,000,000     5.500%,07/16/98 ................................          36,908
 14,000,000     5.490%,07/20/98 ................................          13,956
 29,000,000     5.500%,07/20/98 ................................          28,909
 20,000,000     5.475%,08/10/98 ................................          19,872
              DUPONT (E.I.) DE NEMOURS & CO
 20,318,000     5.500%,07/09/98 ................................          20,289
 50,000,000     5.480%,07/17/98 ................................          49,867
  2,500,000   ~ 5.520%,09/04/98 ................................           2,474
              EASTMAN KODAK CO
 15,000,000     5.500%,07/23/98 ................................          14,946
 10,000,000     5.500%,08/17/98 ................................           9,926
              EL PASO NATURAL GAS CO
 15,000,000   ~ 7.000%,07/01/98 ................................          14,997
 20,000,000   ~ 5.700%,07/07/98 ................................          19,977
 20,000,000   ~ 5.680%,07/10/98 ................................          19,968
 20,000,000   ~ 5.670%,08/04/98 ................................          19,889
              EMERSON ELECTRIC CO
 10,000,000     5.460%,11/30/98 ................................           9,766
              ENTERPRISE FUNDING CORP
 37,170,000   ~ 5.530%,07/08/98 ................................          37,123
 30,000,000   ~ 5.530%,08/11/98 ................................          29,803
 13,000,000   ~ 5.520%,09/16/98 ................................          12,844
              FORD MOTOR CREDIT CO
 50,000,000     5.500%,07/07/98 ................................          49,943
 50,000,000     5.480%,07/17/98 ................................          49,867
              FORTUNE BRANDS
 14,000,000   ~ 5.520%,07/13/98 ................................          13,971
 13,500,000   ~ 5.520%,07/28/98 ................................          13,441
 40,000,000     5.520%,08/06/98 ................................          39,769
 29,000,000   ~ 5.520%,08/10/98 ................................          28,814
              GENERAL SIGNAL CORP
 17,000,000   ~ 5.550%,07/09/98 ................................          16,976
              GOLDMAN SACHS GROUP LP
 50,000,000     5.510%,08/19/98 ................................          49,613
 25,000,000     5.520%,08/28/98 ................................          24,772
              GTE CORP
 20,500,000     5.550%,07/09/98 ................................          20,471
 37,000,000     5.550%,08/03/98 ................................          36,804
              GTE FUNDING, INC
 10,000,000     5.520%,07/07/98 ................................           9,989
 10,000,000     5.520%,07/09/98 ................................           9,986
              HOUSTON INDUSTRIES FINANCECO LP
 15,000,000   ~ 5.700%,07/02/98 ................................          14,995
 25,000,000   ~ 5.700%,07/08/98 ................................          24,968
 15,800,000   ~ 5.720%,07/09/98 ................................          15,777
 19,000,000   ~ 5.720%,07/24/98 ................................          18,928
              INGERSOLL RAND CO
  1,000,000   ~ 5.680%,07/15/98 ................................             998
              MAY DEPARTMENT STORES CO
 25,000,000     5.510%,07/21/98 ................................          24,918
              MCCORMICK & CO, INC
 10,000,000     5.500%,09/15/98 ................................           9,881
              MCGRAW-HILL, INC
 12,600,000     5.520%,08/03/98 ................................          12,533
 16,400,000     5.505%,09/24/98 ................................          16,183
              MORGAN STANLEY DEAN WITTER
 20,000,000     5.510%,07/09/98 ................................          19,972
 25,000,000     5.510%,08/04/98 ................................          24,863
              NATIONAL FUEL GAS CO
 19,400,000     5.600%,08/07/98 ................................          19,284
              NATIONAL RURAL UTILITIES COOP FINANCE
 15,219,000     5.500%,07/06/98 ................................          15,204
 13,000,000   ~ 5.480%,07/14/98 ................................          12,971
 20,000,000     5.460%,07/17/98 ................................          19,947
 32,000,000     5.470%,07/22/98 ................................          31,890
 10,000,000     5.510%,08/04/98 ................................           9,945
              NATIONSBANK CORP
 35,000,000     5.380%,08/18/98 ................................          34,735
              NORFOLK SOUTHERN CORP
 37,000,000   ~ 5.700%,07/02/98 ................................          36,988
  3,000,000   ~ 5.750%,07/28/98 ................................           2,987
 15,000,000   ~ 5.700%,08/12/98 ................................          14,898
 20,000,000   ~ 5.730%,08/12/98 ................................          19,863
              OCCIDENTAL PETROLEUM CORP
 13,500,000   ~ 5.700%,07/06/98 ................................          13,486
 12,000,000   ~ 5.690%,07/27/98 ................................          11,949
  9,160,000   ~ 5.690%,08/07/98 ................................           9,105
              PACIFICORP
 20,000,000     5.520%,07/16/98 ................................          19,950
 30,000,000     5.520%,07/21/98 ................................          29,902
 25,000,000     5.540%,08/27/98 ................................          24,776
              PARK AVENUE RECEIVABLES CORP
 29,000,000   ~ 5.540%,07/10/98 ................................          28,954
 18,000,000   ~ 5.530%,07/13/98 ................................          17,963
 25,204,000   ~ 5.530%,07/27/98 ................................          25,098
 20,000,000   ~ 5.540%,08/17/98 ................................          19,851
              PENNEY (J.C.) FUNDING CORP
 11,000,000     5.470%,07/09/98 ................................          10,984
 39,000,000     5.500%,07/31/98 ................................          38,811
 20,000,000   ~ 5.510%,08/05/98 ................................          19,888
 10,000,000   ~ 5.500%,09/04/98 ................................           9,898

                       See notes to financial statements.

                                                                        VALUE
  PRINCIPAL                                                             (000)
  ---------                                                          -----------

             COMMERCIAL PAPER--(CONTINUED)
              PORTLAND GENERAL ELECTRIC CO
$15,000,000     5.510%,08/04/98 ................................     $    14,918
              PRAXAIR, INC
 25,000,000     5.650%,07/09/98 ................................          24,964
 15,000,000   ~ 5.680%,07/16/98 ................................          14,962
 20,000,000     5.660%,07/30/98 ................................          19,905
              PROCTOR & GAMBLE
  6,215,000     5.490%,09/28/98 ................................           6,129
              RAYTHEON CO
 25,000,000     5.750%,07/06/98 ................................          24,975
 50,000,000   ~ 5.680%,08/03/98 ................................          49,730
              RITE AID CORP
 10,000,000     5.650%,07/08/98 ................................           9,987
 45,000,000     5.670%,07/22/98 ................................          44,843
 20,000,000     5.700%,08/17/98 ................................          19,849
              RYDER SYSTEMS, INC
 20,000,000     7.000%,07/01/98 ................................          19,997
  6,000,000     5.680%,07/31/98 ................................           5,970
  5,600,000     5.730%,07/31/98 ................................           5,572
 20,800,000   ~ 5.670%,08/04/98 ................................          20,684
              SALOMON SMITH BARNEY HOLDINGS, INC
 25,000,000     5.490%,07/17/98 ................................          24,934
 25,000,000     5.510%,10/23/98 ................................          24,558
              SBC COMMUNICATIONS, INC
 30,000,000   ~ 5.490%,07/07/98 ................................          29,966
 25,000,000   ~ 5.475%,08/06/98 ................................          24,856
 25,000,000   ~ 5.480%,08/06/98 ................................          24,856
              SC JOHNSON & SON, INC
 10,000,000   ~ 5.500%,08/17/98 ................................           9,926
 18,000,000   ~ 5.520%,08/17/98 ................................          17,866
 25,000,000   ~ 5.520%,08/20/98 ................................          24,803
  7,000,000   ~ 5.540%,08/20/98 ................................           6,945
 10,000,000   ~ 5.540%,09/21/98 ................................           9,872
              SONAT, INC
 19,622,000     5.650%,07/06/98 ................................          19,602
              TEXAS UTILITIES CO
 20,000,000   ~ 5.700%,07/15/98 ................................          19,952
 25,000,000   ~ 5.750%,07/23/98 ................................          24,909
 15,000,000   ~ 5.760%,07/30/98 ................................          14,928
 15,000,000   ~ 5.770%,08/19/98 ................................          14,882
              TEXTRON, INC
 18,000,000     5.900%,07/09/98 ................................          17,974
 10,000,000     5.680%,07/30/98 ................................           9,952
              THE STANLEY WORKS
  9,300,000     5.500%,08/20/98 ................................           9,227
 12,500,000     5.510%,08/20/98 ................................          12,401
  7,500,000     5.500%,08/27/98 ................................           7,433
  5,500,000     5.515%,09/10/98 ................................           5,439
 12,575,000     5.515%,09/17/98 ................................          12,422
              U.S. WEST CAPITAL FUNDING CORP, INC
 40,000,000   ~ 5.900%,07/15/98 ................................          39,905
 30,000,000   ~ 5.720%,08/11/98 ................................          29,800
              VOLVO GROUP TREASURY NA, INC
  9,496,000   ~ 5.660%,07/10/98 ................................           9,481
 30,000,000   ~ 5.690%,07/29/98 ................................          29,862
 30,000,000   ~ 5.680%,08/05/98 ................................          29,828
              XEROX CORP
 25,000,000     5.480%,07/08/98 ................................          24,968
              XEROX CREDIT CORP
  7,000,000     5.370%,12/11/98 ................................           6,824
                                                                     -----------
                                                                       3,520,009
                                                                     -----------
             MEDIUM TERM BONDS--0.02%
              CIT GROUP HOLDINGS, INC
 10,000,000     6.375%,05/21/99 ................................          10,043

              MERRILL LYNCH & CO, INC
  7,550,000     6.200%,07/19/99 ................................           7,580
                                                                     -----------
                                                                          17,623
                                                                     -----------
             U.S. GOVERNMENT & AGENCIES--0.95%
              FEDERAL HOME LOAN BANK
 28,000,000     5.390%,08/14/98 ................................          27,811
 22,385,000     5.380%,09/14/98 ................................          22,131
 35,000,000     5.300%,12/28/98 ................................          34,066
 13,470,000     5.650%,04/09/99 ................................          13,509
              FEDERAL HOME LOAN MORTGAGE CORP
  9,000,000     5.410%,07/02/98 ................................           8,997
  4,000,000     5.410%,07/07/98 ................................           3,996
 19,300,000     5.410%,07/08/98 ................................          19,277
 40,248,000     5.440%,07/13/98 ................................          40,169
 36,322,000     5.400%,07/17/98 ................................          36,229
 21,000,000     5.450%,07/27/98 ................................          20,915
 40,000,000     5.400%,07/29/98 ................................          39,826
 21,000,000     5.400%,07/31/98 ................................          20,902
 38,000,000     5.390%,08/03/98 ................................          37,806
 33,000,000     5.430%,08/04/98 ................................          32,826
 50,000,000     5.430%,08/06/98 ................................          49,722
  6,000,000     5.400%,08/07/98 ................................           5,966
 32,000,000     5.430%,08/07/98 ................................          31,817
 48,769,000     5.390%,08/11/98 ................................          48,461
 39,000,000     5.410%,08/25/98 ................................          38,673
 36,648,000     5.380%,09/11/98 ................................          36,249
 97,500,000     5.380%,09/25/98 ................................          96,235
              FEDERAL NATIONAL MORTGAGE ASSOCIATION
125,000,000     5.370%,07/14/98 ................................         124,736
  6,605,000     5.400%,07/17/98 ................................           6,588
 47,350,000     5.400%,07/21/98 ................................          47,201
 17,185,000     5.390%,07/27/98 ................................          17,115
 50,000,000     5.410%,07/30/98 ................................          49,775
 25,000,000     5.680%,07/31/98 ................................          25,003
 31,076,000     5.390%,08/07/98 ................................          30,899
  9,600,000     5.390%,08/10/98 ................................           9,541
 21,290,000     5.380%,09/30/98 ................................          20,999
 75,000,000     5.310%,10/21/98 ................................          73,741
                                                                     -----------
                                                                       1,071,181
                                                                     -----------
             VARIABLE RATE NOTES--0.46%
              AMERICAN EXPRESS CENTURION BANK
 20,000,000     5.900%,06/04/99 ................................          20,010
              BANC ONE, DAYTON, NA
 12,000,000     5.840%,08/21/98 ................................          12,000
              BANKERS TRUST CO OF NEW YORK
 25,000,000     5.850%,02/03/99 ................................          25,003
              BEAR STEARNS CO, INC
 23,000,000     5.653%,01/05/99 ................................          22,982
 18,000,000     5.626%,03/03/99 ................................          18,002
              BETA FINANCE, INC
 15,000,000     5.661%,05/19/99 ................................          15,000
              CHRYSLER FINANCIAL CORP
 15,000,000     5.637%,02/10/99 ................................          14,999
  5,000,000     5.632%,03/12/99 ................................           5,001
 25,000,000     5.656%,05/19/99 ................................          25,013
              FIRST UNION NATIONAL BANK, NC
 25,000,000     5.570%,04/30/99 ................................          24,995
              GOLDMAN SACHS GROUP LP
 13,000,000     5.741%,02/24/99 ................................          12,997
              HOUSEHOLD FINANCE CORP
 20,000,000     6.010%,05/28/99 ................................          20,030
              IBM CREDIT CORP
 25,000,000     5.561%,09/15/98 ................................          24,998
              KEY BANK OF NEW YORK
 50,000,000     5.730%,07/02/98 ................................          49,995

                       See notes to financial statements.

                                                                       VALUE
  PRINCIPAL                                                            (000)
  ---------                                                         ------------

             VARIABLE RATE NOTES--(CONTINUED)
              MERRILL LYNCH & CO
$25,000,000     5.880%,12/11/98 ................................    $     25,005
              MERRILL LYNCH & CO, INC
 25,000,000     5.680%,01/14/99 ................................          25,005
              MORGAN STANLEY DEAN WITTER
 25,000,000     5.616%,11/06/98 ................................          25,000
 25,000,000     5.890%,01/15/99 ................................          25,003
              NATIONSBANK, NA
 35,000,000     5.580%,04/27/99 ................................          34,983
              PNC BANK, NA
 25,000,000     5.720%,07/01/98 ................................          24,995
              SEARS ROEBUCK ACCEPTANCE CORP
 25,000,000     5.622%,03/26/99 ................................          25,000
              SOCIETE GENERALE
 13,000,000     5.780%,07/01/98 ................................          12,999
              STUDENT LOAN MARKETING ASSOCIATION
  1,000,000     5.457%,08/20/98 ................................           1,000
  7,000,000     5.458%,08/20/98 ................................           6,999
              WACHOVIA BANK OF NORTH CAROLINA
 25,500,000     5.450%,07/20/98 ................................          25,367
                                                                    ------------
                                                                         522,381
                                                                    ------------
               TOTAL SHORT TERM INVESTMENTS
                (COST $5,766,073) ..............................       5,764,850
                                                                    ------------
               TOTAL PORTFOLIO
                (Cost $67,459,599) .............................    $117,116,087
                                                                    ============

---------------
 o Non-income producing
 + Affiliate holding
 x In bankruptcy
 ~ Commercial Paper issued under the Private  Placement  exemption under Section
   4(2) of the Securities Act of 1933, as amended.
 # Restricted Securities -- Investment in securities not registered under the Securities Act of 1933 or not publicly traded in foreign markets. At June 30, 1998, the value of these securities amounted to $26,225,706 or 0.02% of net assets.

Additional information on each restricted security is as follows:

                                                    ACQUISITION     ACQUISITION
  SECURITY                                             DATE             COST
  --------                                          -----------     -----------
     AMERICAN SATELLITE NETWORKS
        WTS 06/30/99...................................01/12/94     $         0
     ANTENA 3 DE TELEVISION GDS........................12/12/96       5,982,300
     BANK AUSTRIA AG RTS...............................06/30/98          88,264
     BANCO ESPIRITO SANTO BABY SHS.....................06/17/98         982,847
     BB BIOVENTURES L.P................................05/08/97       3,999,800
     CORAM HEALTHCARE CORP
        WTS 07/11/99...................................07/24/97               0
     CRESTARAN INTERNATIONAL
        INVESTMENT BV..................................09/30/94               0
     EAST-WEST BANKING CORP............................06/23/98         200,000
     50-OFF STORES, INC................................12/07/92       2,364,324
     HEIZER CORP (LIQUIDATING TR)......................11/19/91               0
     INTERNATIONAL HYDRON
        (LIQUIDATING TR)...............................12/07/92               0
     KUMAGAI GUMI WTS 12/31/99.........................06/29/98               0
     LAIR LIQUIDE (REGD) 1996..........................10/29/96       3,697,028
     LAIR LIQUIDE (REGD) 1999..........................09/30/94         680,649
     LAFARGE S.A. (REGD)...............................04/03/97       1,843,677
     NETGENICS, INC STOCK OPTIONS
        03/20/08.......................................06/08/98               0
     NETGENICS, INC PFD CV SERIES D....................03/20/98       5,000,000
     PEGASUS GOLD, INC.................................11/30/90         148,513
     PHYSICIAN COMPUTER NETWORK, INC...................01/22/96       1,211,798
     SILVERSTONE BERHAD................................01/08/98           1,173
     SOMAGUE-SGPS S.A. BABY SHS........................05/11/98          24,441
     TAK WING INVESTMENT WTS 12/31/98..................06/17/97             147
     TAN CHONG INTERNATIONAL LTD.......................05/22/98         263,414
     TRANSCRYPT INTERNATIONAL, INC.....................02/18/98         420,844
     UNITED ENGINEERING BERHAD.........................08/02/88       2,014,283
     VIGLEN TECHNOLOGY (CV LOAN STK)...................08/05/97         205,860
     WHARF HOLDINGS LTD WTS 12/31/99...................06/19/98               0
     YORK RESEARCH CORP WTS 09/30/98...................11/05/96          14,848
                                                                    -----------
                                                                    $29,144,210
                                                                    ===========

                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
       TRANSACTIONS WITH AFFILIATED COMPANIES -- STOCK ACCOUNT (UNAUDITED)
                        JANUARY 1, 1998 -- JUNE 30, 1998

                                VALUE AT                                      REALIZED      DIVIDEND      SHARES AT       VALUE AT
       ISSUE                DECEMBER 31, 1997 PURCHASE COST  SALES PROCEEDS  GAIN (LOSS)     INCOME     JUNE 30, 1998  JUNE 30, 1998
       -----                ----------------- -------------  --------------  -----------   -----------  -------------  -------------
~BAY VIEW CAPITAL CORP          $ 29,935,322             --             --            --            --             --              *
 CASTELLUM AB                             **   $ 40,729,577             --            --            --      3,543,000  $  41,761,136
 FMC CORP                        147,795,834     12,904,126    $ 3,868,907   $   717,478            --      2,310,367    157,538,150
 GENERAL SIGNAL CORP             137,746,406      1,802,349     28,556,815     3,311,705   $ 1,592,379      2,599,574     93,584,664
 MALLINCKRODT, INC               211,091,900     14,524,837     19,960,859     3,701,297     1,805,198      5,389,550    160,002,266
 MARTEK BIOSCIENCES CORP           4,761,900      9,781,747             --            --            --      1,283,650     18,693,153
 PLENUM PUBLISHING CORP            8,859,187       (129,756)        78,540        46,040        60,880        190,250     13,935,813
 SABRE GROUP HOLDINGS                     **     11,712,887             --            --            --      1,438,600     54,666,800
 SMEDVIG AS SERIES A              52,684,750        784,427         97,568       (16,433)      642,995      2,517,828     30,515,237
 SOUTH CHINA HOLDINGS LTD          7,517,312             --      3,323,238    (8,623,171)           --             --              *
 SOUTH CHINA INDUSTRIES LTD        5,642,196             --             --            --        33,601     52,046,000      1,511,291
 TPI ENTERPRISES, INC                  3,321             --             --            --            --      1,107,000          3,321
 YANKEE ENERGY  SYSTEM            16,153,943             --      2,470,176       591,326       194,065             --              *
                                ------------   ------------    -----------   -----------   -----------                 -------------
TOTAL AFFILIATED TRANSACTIONS   $622,192,071   $ 92,110,194    $58,356,103   ($  271,758)  $ 4,329,118                 $ 572,211,831
                                ============   ============    ===========   ===========   ===========                 =============

** Not an Affiliate as of December 31, 1997
*  Not an Affiliate as of June 30, 1998
~  Shares Outstanding Increased



                       See notes to financial statements.

 CREF                         |    COLLEGE RETIREMENT EQUITIES FUND
 [LOGO]                       |    730 Third Avenue
                              |    New York, NY 10017-3206
                              |    212/490-9000

                           (LOGO) Printed on recycled paper
CSAR--02S-8/98

                                                              SEMI-ANNUAL REPORT
================================================================================

                        COLLEGE RETIREMENT EQUITIES FUND



       MONEY MARKET ACCOUNT                      GLOBAL EQUITIES ACCOUNT
       BOND MARKET ACCOUNT                       GROWTH ACCOUNT
       SOCIAL CHOICE ACCOUNT                     EQUITY INDEX ACCOUNT
                          INFLATION-LINKED BOND ACCOUNT

                        FINANCIAL STATEMENTS (UNAUDITED)
                                    INCLUDING
                            STATEMENTS OF INVESTMENTS
                                  JUNE 30, 1998









--------------------------------------------------------------------------------

As  required  by  the  Investment   Company  Act  of  1940,  CREF  provides  its
participants with this semi-annual report of the financial condition and portfolio holdings of the Money Market, Bond Market, Social Choice, Global Equities, Growth, Equity Index and Inflation-Linked Bond Accounts. CREF also provides a semi-annual report to participants in the Stock Account. Annual reports are also provided each year toward the end of February.

--------------------------------------------------------------------------------


                                                                            CREF
                                                                          [LOGO]

                        COLLEGE RETIREMENT EQUITIES FUND



      MONEY MARKET ACCOUNT                   GLOBAL EQUITIES ACCOUNT
      BOND MARKET ACCOUNT                    GROWTH ACCOUNT
      SOCIAL CHOICE ACCOUNT                  EQUITY INDEX ACCOUNT
                          INFLATION-LINKED BOND ACCOUNT

                     INDEX TO UNAUDITED FINANCIAL STATEMENTS

                                  JUNE 30, 1998

--------------------------------------------------------------------------------


                                                                            PAGE
                                                                            ----

Statements of Assets and Liabilities......................................     2
Statements of Operations..................................................     4
Statements of Changes in Net Assets.......................................     6
Notes to Financial Statements.............................................     8
Statements of Investments:
  Money Market Account....................................................    18
  Bond Market Account.....................................................    22
  Social Choice Account...................................................    27
  Global Equities Account.................................................    35
  Growth Account..........................................................    53
  Equity Index Account....................................................    69
  Inflation-Linked Bond Account...........................................    91

COLLEGE RETIREMENT EQUITIES FUND

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

JUNE 30, 1998
(amounts in thousands, except per accumulation unit amounts)




                                                                                  MONEY MARKET              BOND MARKET
                                                                                    ACCOUNT                   ACCOUNT
                                                                                --------------             -------------
   ASSETS
     Portfolio investments, at cost.....................................          $ 4,681,755               $ 2,469,525
     Net unrealized appreciation (depreciation) of portfolio investments                 (689)                   18,798
                                                                                  -----------               -----------
     Portfolio investments, at value....................................            4,681,066                 2,488,323
     Cash...............................................................                2,470                         8
     Dividends and interest receivable..................................               26,966                    19,937
     Receivable from securities transactions............................                   --                   238,155
     Amounts due from TIAA..............................................                3,173                     1,754
                                                                                  -----------               -----------
                                                            TOTAL ASSETS            4,713,675                 2,748,177
                                                                                  -----------               -----------
   LIABILITIES
     Deposits for securities loaned--Note 4.............................                   --                   246,390
     Payable for securities transactions................................               12,562                   484,445
                                                                                  -----------               -----------
                                                       TOTAL LIABILITIES               12,562                   730,835
                                                                                  -----------               -----------
   NET ASSETS...........................................................
     Accumulation Fund..................................................            4,543,062                 1,990,508
     Annuity Fund.......................................................              158,051                    26,834
                                                                                  -----------               -----------
                                                        TOTAL NET ASSETS          $ 4,701,113               $ 2,017,342
                                                                                  ===========               ===========
   THOUSANDS OF ACCUMULATION UNITS OUTSTANDING--Notes 5 and 6...........              254,187                    39,708
                                                                                      =======                   =======
   NET ASSET VALUE, PER ACCUMULATION UNIT--Note 5.......................               $17.87                    $50.13
                                                                                       ======                    ======


See notes to financial statements.


 SOCIAL CHOICE            GLOBAL EQUITIES                   GROWTH                     EQUITY INDEX            INFLATION-LINKED
    ACCOUNT                   ACCOUNT                       ACCOUNT                      ACCOUNT                 BOND ACCOUNT
 -------------            ---------------               ---------------                -------------            --------------

$2,318,935                    $5,440,325                    $4,969,883                    $2,166,382                $112,188
   853,652                     1,283,153                     1,291,543                       781,492                     202
----------                    ----------                    ----------                    ----------                --------
 3,172,587                     6,723,478                     6,261,426                     2,947,874                 112,390
       348                        10,658                           151                            24                      53
    14,088                         9,167                         3,869                         2,973                   1,574
   144,179                        44,939                        62,884                           191                      --
     2,845                         4,686                         6,902                         3,597                      39
----------                    ----------                    ----------                    ----------                --------
 3,334,047                     6,792,928                     6,335,232                     2,954,659                 114,056
----------                    ----------                    ----------                    ----------                --------

   225,180                       602,298                            --                            --                      --
   301,912                        20,550                       122,685                        17,009                      --
----------                    ----------                    ----------                    ----------                --------
   527,092                       622,848                       122,685                        17,009                      --
----------                    ----------                    ----------                    ----------                --------

 2,700,484                     5,942,446                     6,050,210                     2,851,818                 111,329
   106,471                       227,634                       162,337                        85,832                   2,727
----------                    ----------                    ----------                    ----------                --------
$2,806,955                    $6,170,080                    $6,212,547                    $2,937,650                $114,056
==========                    ==========                    ==========                    ==========                ========
    33,357                        85,019                        90,279                        44,138                   4,196
    ======                        ======                        ======                        ======                   =====
    $80.96                        $69.90                        $67.02                        $64.61                  $26.53
    ======                        ======                        ======                        ======                  ======


COLLEGE RETIREMENT EQUITIES FUND

STATEMENTS OF OPERATIONS (UNAUDITED)
(amounts in thousands)



                                                                                MONEY MARKET              BOND MARKET
                                                                                   ACCOUNT                  ACCOUNT
                                                                                -------------            ------------
                                                                                     SIX MONTHS ENDED JUNE 30, 1998
                                                                                -------------------------------------
INVESTMENT INCOME
Income:
  Interest ..................................................................       $125,946               $ 55,116
  Dividends .................................................................             --                    528
                                                                                    --------               --------
                                                                 TOTAL INCOME        125,946                 55,644
                                                                                    --------               --------
Expenses--Note 3:
  Investment ................................................................          1,348                    653
  Operating .................................................................          5,451                  2,158
                                                                                    --------               --------
                                                               TOTAL EXPENSES          6,799                  2,811
                                                                                    --------               --------
                                                       INVESTMENT INCOME--NET        119,147                 52,833
                                                                                    --------               --------
REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS--Note 4
Net realized gain (loss) on:
    Portfolio investments ...................................................              8                 17,612
    Futures transactions ....................................................             --                     --
    Foreign currency transactions ...........................................             --                     --
                                                                                    --------               --------
                                                     Net realized gain (loss)              8                 17,612
                                                                                    --------               --------
  Net change in unrealized appreciation (depreciation) on:
    Portfolio investments ...................................................            351                 (1,753)
    Futures transactions ....................................................             --                     --
    Translation of assets (other than portfolio investments)
      and liabilities denominated in foreign currencies .....................             --                     --
                                                                                    --------               --------
                         Net change in unrealized appreciation (depreciation)            351                 (1,753)
                                                                                    --------               --------
                 NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS            359                 15,859
                                                                                    --------               --------
                         NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       $119,506               $ 68,692
                                                                                    ========               ========


See notes to financial statements.



SOCIAL CHOICE            GLOBAL EQUITIES                   GROWTH                      EQUITY INDEX               INFLATION-LINKED
   ACCOUNT                   ACCOUNT                       ACCOUNT                       ACCOUNT                    BOND ACCOUNT
-------------             -------------                -------------                   -------------               --------------
                                               SIX MONTHS ENDED JUNE 30, 1998
---------------------------------------------------------------------------------------------------------------------------------


$  33,093                    $   4,305                     $   4,854                     $   1,035                    $   2,075
   11,035                       37,561                        17,814                        18,216                           --
---------                    ---------                     ---------                     ---------                    ---------
   44,128                       41,866                        22,668                        19,251                        2,075
---------                    ---------                     ---------                     ---------                    ---------

      947                        4,708                         4,212                         1,004                           59
    3,130                        6,970                         6,627                         3,052                          123
---------                    ---------                     ---------                     ---------                    ---------
    4,077                       11,678                        10,839                         4,056                          182
---------                    ---------                     ---------                     ---------                    ---------
   40,051                       30,188                        11,829                        15,195                        1,893
---------                    ---------                     ---------                     ---------                    ---------


   39,075                      267,454                       413,886                         7,312                         (239)
       --                        2,656                         6,132                           861                           --
       --                        1,231                           (82)                           --                           --
---------                    ---------                     ---------                     ---------                    ---------
   39,075                      271,341                       419,936                         8,173                         (239)
---------                    ---------                     ---------                     ---------                    ---------

  184,104                      554,178                       437,071                       311,766                            1
       --                           --                           828                           542                           --

       --                         (197)                            3                            --                           --
---------                    ---------                     ---------                     ---------                    ---------
  184,104                      553,981                       437,902                       312,308                            1
---------                    ---------                     ---------                     ---------                    ---------
  223,179                      825,322                       857,838                       320,481                         (238)
---------                    ---------                     ---------                     ---------                    ---------
$ 263,230                    $ 855,510                     $ 869,667                     $ 335,676                    $   1,655
=========                    =========                     =========                     =========                    =========



 COLLEGE RETIREMENT EQUITIES FUND

 STATEMENTS OF CHANGES IN NET ASSETS
 (amounts in thousands)


                                          MONEY MARKET ACCOUNT              BOND MARKET ACCOUNT           SOCIAL CHOICE ACCOUNT
                                     -----------------------------    -----------------------------   ------------------------------
                                       SIX MONTHS         YEAR          SIX MONTHS         YEAR         SIX MONTHS         YEAR
                                         ENDED            ENDED           ENDED           ENDED           ENDED            ENDED
                                        JUNE 30,       DECEMBER 31,      JUNE 30,      DECEMBER 31,      JUNE 30,       DECEMBER 31,
                                         1998             1997             1998            1997           1998              1997
                                     -------------    ------------    -------------   -------------   -------------    -------------
                                       (UNAUDITED)                      (UNAUDITED)                    (UNAUDITED)

 FROM OPERATIONS
    Investment income--net ......    $   119,147     $   215,013     $    52,833     $    75,230     $    40,051     $    64,966
    Net realized gain (loss) on
      total investments .........              8             (17)         17,612          15,277          39,075          34,533
    Net change in unrealized
      appreciation (depreciation)
      on total investments ......            351             232          (1,753)         19,390         184,104         319,331
                                     -----------     -----------     -----------     -----------     -----------     -----------
                     NET INCREASE
                    IN NET ASSETS
                   RESULTING FROM
                       OPERATIONS        119,506         215,228          68,692         109,897         263,230         418,830
                                     -----------     -----------     -----------     -----------     -----------     -----------
 FROM PARTICIPANT
    TRANSACTIONS
    Premiums ....................        198,487         347,966         104,513         143,544         174,524         280,886
                                     -----------     -----------     -----------     -----------     -----------     -----------
    Disbursements and transfers:
      Net transfers to (from)
        TIAA ....................         43,400         139,824          (9,428)         (5,786)         (7,300)         (7,155)

Net transfers to (from)
       other CREF Accounts ......       (387,428)       (344,269)       (319,176)       (320,553)        (69,793)        (75,436)
     Annuity payments ...........         10,086          20,937           1,657           3,572           3,843           6,924
     Withdrawals and
       repurchases ..............        150,100         267,929          22,680          33,351          21,365          32,003
     Death benefits .............          2,178           7,030             495           2,725             672           1,132
                                     -----------     -----------     -----------     -----------     -----------     -----------
              TOTAL DISBURSEMENTS
               AND TRANSFERS, NET       (181,664)         91,451        (303,772)       (286,691)        (51,213)        (42,532)
                                     -----------     -----------     -----------     -----------     -----------     -----------
                     NET INCREASE
                    IN NET ASSETS
                   RESULTING FROM
                      PARTICIPANT
                     TRANSACTIONS        380,151         256,515         408,285         430,235         225,737         323,418
                                     -----------     -----------     -----------     -----------     -----------     -----------
                     NET INCREASE
                    IN NET ASSETS        499,657         471,743         476,977         540,132         488,967         742,248
NET ASSETS
   Beginning of period ..........      4,201,456       3,729,713       1,540,365       1,000,233       2,317,988       1,575,740
                                     -----------     -----------     -----------     -----------     -----------     -----------
   End of period ................    $ 4,701,113     $ 4,201,456     $ 2,017,342     $ 1,540,365     $ 2,806,955     $ 2,317,988
                                     ===========     ===========     ===========     ===========     ===========     ===========


See notes to financial statements.


   GLOBAL EQUITIES ACCOUNT             GROWTH ACCOUNT                EQUITY INDEX ACCOUNT          INFLATION-LINKED BOND ACCOUNT
 ---------------------------    ---------------------------     -----------------------------   -----------------------------------
  SIX MONTHS        YEAR          SIX MONTHS       YEAR          SIX MONTHS         YEAR         SIX MONTHS    JANUARY 13, 1997
    ENDED           ENDED           ENDED          ENDED           ENDED            ENDED           ENDED     (DATE ESTABLISHED)
   JUNE 30,      DECEMBER 31,      JUNE 30,     DECEMBER 31,      JUNE 30,       DECEMBER 31,      JUNE 30,     TO DECEMBER 31,
     1998           1997             1998           1997           1998             1997            1998            1997
 -----------    -----------     -----------     -----------     -----------     ------------    -----------      -----------
 (UNAUDITED)                    (UNAUDITED)                     (UNAUDITED)                      (UNAUDITED)


 $    30,188    $    58,597     $    11,829     $    30,174     $    15,195     $    20,987     $     1,893     $     2,575

     271,341        560,335         419,936         374,778           8,173          27,214            (239)            173


     553,981        187,267         437,902         437,711         312,308         318,147               1             201
 -----------    -----------     -----------     -----------     -----------     -----------     -----------     -----------



     855,510        806,199         869,667         842,663         335,676         366,348           1,655           2,949
 -----------    -----------     -----------     -----------     -----------     -----------     -----------     -----------


     283,075        514,077         435,668         594,289         223,378         245,464           4,593          53,466
 -----------    -----------     -----------     -----------     -----------     -----------     -----------     -----------


       7,968         (9,063)        (42,437)       (110,601)        (29,622)        (62,402)           (452)           (450)


     166,263        144,157        (227,291)       (802,560)       (331,270)       (478,493)        (12,255)        (39,051)
       8,995         15,870           6,172           9,909           3,053           4,618              99             100

      49,494         88,942          45,727          67,977          21,305          26,448             380             236
       2,455          6,877           1,580           2,159             644             860              --              --
 -----------    -----------     -----------     -----------     -----------     -----------     -----------     -----------

     235,175        246,783        (216,249)       (833,116)       (335,890)       (508,969)        (12,228)        (39,165)
 -----------    -----------     -----------     -----------     -----------     -----------     -----------     -----------




      47,900        267,294         651,917       1,427,405         559,268         754,433          16,821          92,631
 -----------    -----------     -----------     -----------     -----------     -----------     -----------     -----------

     903,410      1,073,493       1,521,584       2,270,068         894,944       1,120,781          18,476          95,580

   5,266,670      4,193,177       4,690,963       2,420,895       2,042,706         921,925          95,580              --
 -----------    -----------     -----------     -----------     -----------     -----------     -----------     -----------
 $ 6,170,080    $ 5,266,670     $ 6,212,547     $ 4,690,963     $ 2,937,650     $ 2,042,706     $   114,056     $    95,580
 ===========    ===========     ===========     ===========     ===========     ===========     ===========     ===========

                        COLLEGE RETIREMENT EQUITIES FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--ORGANIZATION

College Retirement Equities Fund ("CREF") was formed to aid and strengthen nonprofit educational and research organizations by providing their employees with variable retirement benefits.

CREF is registered with the Securities and Exchange Commission ("Commission") under the Investment Company Act of 1940 as an open-end, diversified management investment company. It consists of eight investment portfolios ("Accounts"). The accompanying financial statements are those of the Money Market Account, which invests in money market instruments; the Bond Market Account, which invests in a broad range of fixed-income securities; the Social Choice Account, which invests in a diversified portfolio of equity and fixed-income securities while giving special consideration to certain social criteria; the Global Equities Account, which invests in equity securities of foreign and domestic companies; the Growth Account, which invests in a diversified portfolio of equity securities that present opportunities for growth; the Equity Index Account, which invests in a diversified portfolio of equity securities selected to track the overall United States stock market; and the Inflation-Linked Bond Account, which invests primarily in inflation-indexed bonds. The eighth investment portfolio of CREF, the Stock Account, which invests primarily in equity securities, is not included in these financial statements.

The Inflation-Linked Bond Account was established on January 13, 1997 with a $50,000,000 investment by Teachers Insurance and Annuity Association of America ("TIAA"), a companion organization, which purchased 2,000,000 Accumulation Units at the established $25.00 initial Accumulation Unit Value. On May 1, 1997, the Inflation-Linked Bond Account was registered with the Commission under the Securities Act of 1933 and the Investment Company Act of 1940 as an additional series of CREF. On May 1, 1997, CREF began to offer Accumulation Units of the Inflation-Linked Bond Account to participants other than TIAA. TIAA's Accumulation Units shared in the pro rata investment experience and were subject to the same valuation procedures and expense deductions as all other Accumulation Units in the Account. At June 30, 1998, TIAA's investment in the Inflation-Linked Bond Account remained at 2,000,000 Accumulation Units, with a total value of $53,069,600.

TIAA-CREF Investment Management, LLC ("Investment Management"), a subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment advisory services for the CREF Accounts pursuant to an Investment Management Services Agreement with CREF. TIAA-CREF Individual & Institutional Services, Inc. ("Services"), a subsidiary of TIAA, which is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc., provides administrative services for the CREF Accounts and performs distribution functions for CREF's certificates pursuant to a Principal Underwriting and Administrative Services Agreement with CREF. TIAA provides guarantees for the CREF Accounts for certain mortality and expense risks pursuant to an Immediate Annuity Purchase Rate Guarantee Agreement.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Accounts, which are in conformity with generally accepted accounting principles.

VALUATION OF INVESTMENTS: Securities listed or traded on any United States national securities exchange are valued at the last sales price as of the close of the principal securities exchange on which such securities are traded or, if there is no sale, at the mean of the last bid and asked prices on such exchange. Securities traded only in the over-the-counter market and quoted in the NASDAQ National Market System are valued at the last sales price, or at the mean of the last bid and asked prices if no sale is reported. All other over-the-counter securities are valued at the mean of the last bid and asked prices, except for bonds which are valued at the most recent bid price or the equivalent quoted yield of such bonds. Short-term money market instruments are stated at market value or amortized cost, which approximates market value. Foreign investments are valued at the closing price in the principal market where they are traded; local currencies are converted into U.S. dollars as described below under Foreign Currency Transactions and Translation. Stock index futures and options which are traded on commodities exchanges are valued at the last sale price as of the close of such commodities exchanges. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Finance Committee of the Board of Trustees and in accordance with the responsibilities of the Board as a whole.

                        COLLEGE RETIREMENT EQUITIES FUND

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)

ACCOUNTING FOR INVESTMENTS: Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Interest income is recorded as earned and, for short-term money market instruments, includes accrual of discount and amortization of premium. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon as the Accounts are informed of the ex-dividend date. Realized gains and losses on security transactions are accounted for on the average cost basis.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION: Foreign investments, bank deposits and forward foreign currency contracts are valued in U.S. dollars, based on the exchange rate at the end of the period. Investments traded in foreign currencies are translated at exchange rates prevailing on the respective dates traded. Income is translated at approximate rates prevailing when earned. Asset and liability accounts that are denominated in a foreign currency are translated at the prevailing exchange rate at the end of the period. The cumulative impact of changes in foreign exchange rates on portfolio investments sold during the period is reflected in the net realized gain (loss) on portfolio investments. The cumulative impact of changes in foreign exchange rates on portfolio investments held at the end of the period is reflected in the net change in unrealized appreciation (depreciation) on portfolio investments. Currency gains and losses arising from the settlement of forward foreign currency contracts, changes in exchange rates between the trade and settlement dates of portfolio investment transactions, and changes in exchange rates between the accrual and receipt dates for dividend and interest income are recorded as net realized gains (losses) on foreign currency transactions. For assets other than portfolio investments and liabilities, changes in foreign exchange rates are reflected in the net change in unrealized appreciation (depreciation) on translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies.

SECURITIES LENDING: The Accounts may lend portfolio securities to qualified institutions. Such loans are secured by collateral at least equal to 102% of the market value of the securities loaned for United States securities and 105% of the market value of securities loaned for foreign securities. An Account continues to receive income on the securities loaned and receives additional income from the lending transaction. Additionally, any change in the market value of the securities loaned is recognized by the Account. Although each transaction is collateralized, the Account would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

COVERED CALL OPTIONS WRITTEN: The Accounts write (sell) covered call options to provide protection against adverse movements in the price of securities in the portfolio. When an option is written, an amount equal to the premium received is recorded as a liability; the liability is adjusted on a daily basis to the current market price of the option written and an unrealized gain or loss is recorded. Premiums received from writing options which expire unexercised are recognized as realized gains from option transactions on the expiration date. Premiums received from writing options which are exercised are added to the proceeds from the sale of the underlying securities in recognizing the net realized gain or loss on portfolio investments. In writing options, it is assumed that the option may be exercised at any time prior to the expiration of an Account's obligation as a writer, and that in such circumstances the net proceeds of the sale of the underlying securities pursuant to the call option may be below the prevailing market value.

FUTURES CONTRACTS: The Accounts purchase futures contracts for the purpose of acquiring a position in a security or group of securities which the Accounts intend to purchase at a later date, or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. The Accounts sell futures contracts for the purpose of offsetting changes in market value while withdrawing from a specific market. A financial futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses from futures transactions by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading.

Variation margin payments are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, a realized gain or loss from futures transactions is recorded, equal to the net variation margin received or paid over the period of the contract. The contractual amounts under futures contracts reflect the extent of an Account's exposure to off-balance sheet risk. The credit risk to such contracts is limited to the failure of the exchange or board of trade which acts as the counterparty to the Account's futures transactions.

                        COLLEGE RETIREMENT EQUITIES FUND

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES--(CONCLUDED)

FORWARD FOREIGN CURRENCY CONTRACTS: The Accounts may enter into forward foreign currency contracts to purchase or sell foreign currency to accommodate foreign investment transactions. Forward foreign currency contracts are "marked-to-market" at the end of each day's trading. Daily changes in the value of such contracts are reflected in the net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies. When the contract is closed, payment is received or made and a realized gain or loss on foreign currency transactions is recognized, equal to the difference between the cost of the closing transaction and the basis in the contract. An Account may also enter into a forward foreign currency contract to offset an existing contract. Forward foreign currency contracts are entered into directly with a counterparty and an Account is exposed to the risk of default of such counterparty. The maximum potential loss from such risk is the aggregate face value in U.S. dollars at the time the contract is opened. There is no daily margin requirement for such contracts.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS: The Accounts may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Accounts to the risk that the transaction may not be consummated.

RESTRICTED SECURITIES: Restricted securities held by the Accounts may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

FEDERAL INCOME TAXES: CREF is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("Code"), not as a regulated investment company under Subchapter M of the Code. CREF should incur no material federal income tax liability. Under the rules of taxation applicable to life insurance companies, CREF's Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible.

NOTE 3--MANAGEMENT AGREEMENTS

Through management agreements with each company, Investment Management and Services provide services necessary for the operation of CREF's Accounts. Such services are provided at cost in accordance with an Investment Management Services Agreement between CREF and Investment Management, and in accordance with a Principal Underwriting and Administrative Services Agreement between CREF and Services (see Note 1). Investment Management and Services receive management fee payments from the CREF Accounts on a daily basis according to formulas established each year with the objective of keeping the management fees as close as possible to each Account's actual expenses. Any differences between actual expenses and the management fees are adjusted quarterly.

NOTE 4--INVESTMENTS

At June 30, 1998, the market value of securities loaned, and collateral received in connection therewith, was comprised as follows:

                                                                                                 COLLATERAL
                                                                         ----------------------------------------------------------
                                                MARKET VALUE                                   LETTERS OF         UNITED STATES
                                            OF SECURITIES LOANED              CASH               CREDIT       GOVERNMENT SECURITIES
                                            --------------------         ------------         ------------    ---------------------
Bond Market Account ........................     $252,472,678            $246,389,925         $  1,032,000         $ 11,860,879
Social Choice Account ......................      219,573,150             225,180,426              642,335              452,741
Global Equities Account ....................      709,818,010             602,298,151          111,666,122           21,140,479

                        COLLEGE RETIREMENT EQUITIES FUND

NOTE 4--INVESTMENTS--(CONTINUED)

At June 30, 1998, net unrealized appreciation (depreciation) of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, were as follows:


                                                      GROSS UNREALIZED  GROSS UNREALIZED    NET UNREALIZED
                                                        APPRECIATION    OF DEPRECIATION     OF APPRECIATION
                                                        PORTFOLIO          PORTFOLIO       (DEPRECIATION) OF
                                                        INVESTMENTS       INVESTMENTS    PORTFOLIO INVESTMENTS
                                                     ----------------- ----------------  ---------------------
Money Market Account..............................    $      133,238    $       822,687     $     (689,449)
Bond Market Account.............................          20,798,394          2,000,703         18,797,691
Social Choice Account.............................       865,787,942         12,136,395        853,651,547
Global Equities Account...........................     1,533,090,905        249,937,453      1,283,153,452
Growth Account....................................     1,422,035,757        130,493,038      1,291,542,719
Equity Index Account..............................       841,122,326         59,630,792        781,491,534
Inflation-Linked Bond Account.....................           240,684             38,998            201,686

At June 30, 1998 the Growth and Equity Index Accounts held 387 and 40 open futures contracts, respectively, in the Standard & Poor's 500 Index, expiring in September 1998, with a value of $110,585,250 and $11,430,000, respectively and an unrealized gain of $275,000 and $484,000, respectively.

Companies in which any of the Accounts held 5% or more of the outstanding voting shares are defined as "affiliated" in the Investment Company Act of 1940. At June 30, 1998, the total value of the Global Equities Account's investments in affiliated companies was $236,857,440. For the six months ended June 30, 1998, total dividend income and net realized gain relating to such investments of the Global Equities Account were $2,670,703 and $7,358,388, respectively. At June 30, 1998 the total value of the Growth Account's investments in affiliated companies was $208,525,427. For the six months ended June 30, 1998, total dividend income and net realized gain relating to such investments of the Growth Account were $120,009 and $78,848, respectively. For the periods and CREF Accounts covered by these financial statements, there were no other investments in affiliated companies.

                        COLLEGE RETIREMENT EQUITIES FUND

NOTE 4--INVESTMENTS--(CONCLUDED)

Purchases and sales of portfolio securities, other than short-term money market instruments, for the Bond Market, Social Choice, Global Equities, Growth, Equity Index, and the Inflation-Linked Bond Accounts for the six months ended June 30, 1998, were as follows:



                                                             BOND MARKET     SOCIAL CHOICE  GLOBAL EQUITIES
                                                               ACCOUNT          ACCOUNT         ACCOUNT
                                                           --------------   --------------   --------------
Purchases:
  Unaffiliated issuers .................................   $4,730,027,088   $2,182,686,647   $2,295,883,743
  Affiliated issuers ...................................               --               --          100,400
                                                           --------------   --------------   --------------
                                         TOTAL PURCHASES   $4,730,027,088   $2,182,686,647   $2,295,984,143
                                                           ==============   ==============   ==============
Sales:
  Unaffiliated issuers .................................   $4,281,629,254   $1,932,924,332   $2,273,494,390
  Affiliated issuers ...................................               --               --       10,941,513
                                                           --------------   --------------   --------------
                                             TOTAL SALES   $4,281,629,254   $1,932,924,332   $2,284,435,903
                                                           ==============   ==============   ==============

                                                               GROWTH        EQUITY INDEX   INFLATION-LINKED
                                                               ACCOUNT         ACCOUNT        BOND ACCOUNT
                                                           --------------   --------------   --------------
Purchases:
  Unaffiliated issuers .................................   $2,590,923,429   $  586,446,414   $   19,097,286
  Affiliated issuers ...................................      167,903,997               --               --
                                                           --------------   --------------   --------------
                                         TOTAL PURCHASES   $2,758,827,426   $  586,446,414   $   19,097,286
                                                           ==============   ==============   ==============
Sales:
  Unaffiliated issuers .................................   $2,026,677,725   $   17,709,748   $   17,535,513
  Affiliated issuers ...................................       69,684,137               --               --
                                                           --------------   --------------   --------------
                                             TOTAL SALES   $2,096,361,862   $   17,709,748   $   17,535,513
                                                           ==============   ==============   ==============

                        COLLEGE RETIREMENT EQUITIES FUND

NOTE 5--CONDENSED FINANCIAL INFORMATION

Selected condensed financial information for an Accumulation Unit of each Account is presented below.

                                                                         MONEY MARKET ACCOUNT
                                                          -----------------------------------------------------
                                           SIX MONTHS              FOR THE YEARS ENDED DECEMBER 31,
                                               ENDED      -----------------------------------------------------
                                         JUNE 30, 1998(1)   1997      1996        1995        1994       1993
                                          --------------  -------    -------     -------     -------    -------
                                           (UNAUDITED)
Per Accumulation Unit Data:
   Investment income.....................    $  .496    $  .953      $ .880      $ .910      $ .631     $ .464
   Expenses..............................       .027       .046        .049        .048        .041       .039
                                             -------    -------     -------     -------     -------    -------
  Investment income--net.................       .469       .907        .831        .862        .590       .425
  Net realized and unrealized gain (loss)
     on total investments................       .002       .001       (.003)       .009       (.012)     (.002)
                                             -------    -------     -------     -------     -------    -------
  Net increase in
    Accumulation Unit Value .............       .471       .908        .828        .871        .578       .423
  Accumulation Unit Value:
     Beginning of year...................     17.402     16.494      15.666      14.795      14.217     13.794
                                             -------    -------     -------     -------     -------    -------
    End of period........................    $17.873    $17.402     $16.494     $15.666     $14.795    $14.217
                                             =======    =======     =======     =======     =======    =======

Total return.............................      2.71%      5.51%       5.28%       5.88%       4.07%      3.07%
Ratios to Average Net Assets:
  Expenses...............................      0.15%      0.27%       0.30%       0.32%       0.28%      0.27%
  Investment income--net.................      2.66%      5.35%       5.16%       5.64%       4.03%      3.02%
Portfolio turnover rate..................        n/a        n/a         n/a         n/a         n/a        n/a
Thousands of Accumulation Units
   outstanding at end of period..........    254,187    233,116     218,292     193,181     183,135    174,073

                                                                             BOND MARKET ACCOUNT
                                            ----------------------------------------------------------------------------------------
                                              SIX MONTHS                      FOR THE YEARS ENDED DECEMBER 31,
                                                ENDED      -------------------------------------------------------------------------
                                           JUNE 30, 1998(1)    1997          1996            1995           1994             1993
                                            -----------    -----------    -----------     -----------    -----------     -----------
                                             (UNAUDITED)
Per Accumulation Unit Data:
  Investment income .....................   $     1.528    $     3.081    $     3.039     $     2.863    $     2.502     $    2.348
  Expenses ..............................          .077           .134           .126            .123           .108           .103
                                            -----------    -----------    -----------     -----------    -----------     ----------
  Investment income--net ................         1.451          2.947          2.913           2.740          2.394          2.245
  Net realized and unrealized gain (loss)
     on total investments ...............          .463          1.266         (1.600)          3.722         (3.897)         1.606
                                            -----------    -----------    -----------     -----------    -----------     ----------
  Net increase (decrease) in
    Accumulation Unit Value .............         1.914          4.213          1.313           6.462         (1.503)         3.851
  Accumulation Unit Value:
    Beginning of year ...................        48.215         44.002         42.689          36.227         37.730         33.879
                                            -----------    -----------    -----------     -----------    -----------     ----------
    End of period .......................   $    50.129    $    48.215    $    44.002     $    42.689    $    36.227     $   37.730
                                            ===========    ===========    ===========     ===========    ===========     ==========

Total return ............................         3.97%          9.57%          3.08%          17.84%         (3.98%)        11.37%
Ratios to Average Net Assets:
  Expenses ..............................         0.16%          0.29%          0.30%           0.31%          0.29%          0.28%
  Investment income--net ................         2.95%          6.44%          6.86%           6.93%          6.54%          6.18%
Portfolio turnover rate .................       252.63%        398.77%        145.27%         185.11%        161.46%        139.55%
Thousands of Accumulation Units
   outstanding at end of period .........        39,708         31,654         22,611          19,522         14,939         14,698

(1) The percentages shown for this period are not annualized.

                        COLLEGE RETIREMENT EQUITIES FUND

NOTE 5--CONDENSED FINANCIAL INFORMATION--(CONTINUED)


                                                                            SOCIAL CHOICE ACCOUNT
                                         ------------------------------------------------------------------------------------------
                                            SIX MONTHS                         FOR THE YEARS ENDED DECEMBER 31,
                                              ENDED        ------------------------------------------------------------------------
                                         JUNE 30, 1998(1)      1997           1996          1995           1994           1993
                                         ---------------   -----------    -----------    -----------    -----------     -----------
                                            (UNAUDITED)
Per Accumulation Unit Data:
  Investment income .....................   $     1.323    $     2.396    $     2.068    $     1.832    $     1.621     $     1.452
  Expenses ..............................          .122           .193           .158           .144           .125            .117
                                            -----------    -----------    -----------    -----------    -----------     -----------
  Investment income--net ................         1.201          2.203          1.910          1.688          1.496           1.335
  Net realized and unrealized gain (loss)
     on total investments ...............         6.740         12.223          5.968          9.863         (2.015)          2.082
                                            -----------    -----------    -----------    -----------    -----------     -----------
  Net increase (decrease) in
    Accumulation Unit Value .............         7.941         14.426          7.878         11.551          (.519)          3.417
  Accumulation Unit Value:
    Beginning of year ...................        73.016         58.590         50.712         39.161         39.680          36.263
                                            -----------    -----------    -----------    -----------    -----------     -----------
    End of period .......................   $    80.957    $    73.016    $    58.590    $    50.712    $    39.161     $    39.680
                                            ===========    ===========    ===========    ===========    ===========     ===========

Total return ............................        10.88%         24.62%         15.53%         29.49%         (1.31%)          9.42%
Ratios to Average Net Assets:
  Expenses ..............................         0.16%          0.30%          0.30%          0.32%          0.32%           0.31%
  Investment income--net ................         1.55%          3.37%          3.58%          3.75%          3.80%           3.52%
Portfolio turnover rate .................        75.80%         91.87%         40.93%         52.65%         49.06%          39.85%
Thousands of Accumulation Units
   outstanding at end of period .........        33,357         30,554         25,841         22,196         18,302          16,790

                                                                            GLOBAL EQUITIES ACCOUNT
                                          -----------------------------------------------------------------------------------------
                                            SIX MONTHS                         FOR THE YEARS ENDED DECEMBER 31,
                                              ENDED        ------------------------------------------------------------------------
                                          JUNE 30, 1998(1)     1997           1996          1995           1994            1993
                                          -------------    -----------    -----------    -----------    -----------     -----------
Per Accumulation Unit Data:
  Investment income .....................   $      .482    $      .848    $      .751    $      .727    $      .687     $      .487
  Expenses ..............................          .134           .205           .167           .157           .134            .103
                                            -----------    -----------    -----------    -----------    -----------     -----------
  Investment income--net ................          .348           .643           .584           .570           .553            .384
  Net realized and unrealized gain (loss)
     on total investments ...............         9.575          8.650          7.138          6.618          (.719)          9.021
                                            -----------    -----------    -----------    -----------    -----------     -----------
  Net increase (decrease) in
     Accumulation Unit Value ............         9.923          9.293          7.722          7.188          (.166)          9.405
  Accumulation Unit Value:
    Beginning of year ...................        59.973         50.680         42.958         35.770         35.936          26.531
                                            -----------    -----------    -----------    -----------    -----------     -----------
    End of period .......................   $    69.896    $    59.973    $    50.680    $    42.958    $    35.770     $    35.936
                                            ===========    ===========    ===========    ===========    ===========     ===========

Total return ............................        16.54%         18.34%         17.98%         20.09%         (0.46%)         35.45%
Ratios to Average Net Assets:
  Expenses ..............................         0.20%          0.38%          0.37%          0.40%          0.41%           0.45%
  Investment income--net ................         0.53%          1.19%          1.28%          1.47%          1.71%           1.67%
Portfolio turnover rate .................        40.61%         98.70%         88.84%         67.50%         51.63%          16.75%
Thousands of Accumulation Units
   outstanding at end of period .........        85,019         84,645         80,016         70,163         70,700          36,796

(1) The percentages shown for this period are not annualized.

                        COLLEGE RETIREMENT EQUITIES FUND


                                                                 GROWTH ACCOUNT
                                    ------------------------------------------------------------------------
                                                                                                APRIL 4, 1994
                                       SIX MONTHS       FOR THE YEARS ENDED DECEMBER 31,     (DATE ESTABLISHED)
                                         ENDED      ----------------------------------------   TO DECEMBER 31,
                                    JUNE 30, 1998(1)    1997         1996           1995            1994(1)
                                    --------------- -----------    -----------   -----------     -----------
                                      (UNAUDITED)
Per Accumulation Unit Data:
  Investment income ..............   $      .259    $      .527    $      .484    $      .417    $      .398
  Expenses .......................          .124           .155           .119           .114           .084
                                     -----------    -----------    -----------    -----------    -----------
  Investment income--net .........          .135           .372           .365           .303           .314
  Net realized and unrealized gain
     on total investments ........         9.978         12.219          8.638          8.891           .802
                                     -----------    -----------    -----------    -----------    -----------
  Net increase in
    Accumulation Unit Value ......        10.113         12.591          9.003          9.194          1.116
  Accumulation Unit Value:
    Beginning of period ..........        56.904         44.313         35.310         26.116         25.000
                                     -----------    -----------    -----------    -----------    -----------
    End of period ................   $    67.017    $    56.904    $    44.313    $    35.310    $    26.116
                                     ===========    ===========    ===========    ===========    ===========

Total return .....................        17.77%         28.41%         25.50%         35.20%          4.46%
Ratios to Average Net Assets:
  Expenses .......................         0.20%          0.34%          0.35%          0.43%          0.33%
  Investment income--net .........         0.22%          0.82%          1.07%          1.13%          1.21%
Portfolio turnover rate ..........        39.19%         53.27%         38.51%         24.42%         12.29%
Thousands of Accumulation Units
  outstanding at end of period ...        90,279         80,370         53,201         32,375         10,446

                                                                 EQUITY INDEX ACCOUNT
                                   --------------------------------------------------------------------------
                                                                                              APRIL 4, 1994
                                       SIX MONTHS        FOR THE YEARS ENDED DECEMBER 31,   (DATE ESTABLISHED)
                                         ENDED      ----------------------------------------- TO DECEMBER 31,
                                   JUNE 30, 1998(1)    1997           1996            1995        1994(1)
                                   ---------------- -----------    -----------    -----------   -------------
                                      (UNAUDITED)
Per Accumulation Unit Data:
  Investment income ..............   $      .466    $      .826    $      .773    $      .755    $      .552
  Expenses .......................          .098           .141           .106           .100           .072
                                     -----------    -----------    -----------    -----------    -----------
  Investment income--net .........          .368           .685           .667           .655           .480
  Net realized and unrealized gain
     on total investments ........         8.053         12.672          6.936          8.703           .393
                                     -----------    -----------    -----------    -----------    -----------
  Net increase in
    Accumulation Unit Value ......         8.421         13.357          7.603          9.358           .873
  Accumulation Unit Value:
    Beginning of period ..........        56.191         42.834         35.231         25.873         25.000
                                     -----------    -----------    -----------    -----------    -----------
    End of period ................   $    64.612    $    56.191    $    42.834    $    35.231    $    25.873
                                     ===========    ===========    ===========    ===========    ===========

Total return .....................        14.99%         31.18%         21.58%         36.17%          3.49%
Ratios to Average Net Assets:
  Expenses .......................         0.16%          0.30%          0.30%          0.34%          0.27%
  Investment income--net .........         0.60%          1.47%          1.87%          2.22%          1.83%
Portfolio turnover rate ..........         0.71%          3.50%          7.85%          8.31%          1.33%
Thousands of Accumulation Units
  outstanding at end of period ...        44,138         35,368         20,725         10,911          2,716

(1) The percentages shown for this period are not annualized.

                        COLLEGE RETIREMENT EQUITIES FUND

NOTE 5--CONDENSED FINANCIAL INFORMATION--(CONCLUDED)


                                                     INFLATION-LINKED BOND ACCOUNT
                                               ----------------------------------------
                                                 SIX MONTHS         JANUARY 13, 1997
                                                    ENDED        (DATE ESTABLISHED) TO
                                               JUNE 30, 1998(1)   DECEMBER 31, 1997 (1)
                                               ----------------   ---------------------
                                                  (UNAUDITED)
Per Accumulation Unit Data:
  Investment income .......................       $     .526           $    1.031
  Expenses ................................             .046                 .067
                                                  ----------           ----------
  Investment income--net ..................             .480                 .964
  Net realized and unrealized gain (loss)
     on total investments .................            (.063)                .154
                                                  ----------           ----------
  Net increase in
    Accumulation Unit Value ...............             .417               1.118
  Accumulation Unit Value:
    Beginning of period ...................           26.118               25.000
                                                  ----------           ----------
    End of period .........................       $   26.535           $   26.118
                                                  ==========           ==========

Total return ..............................            1.59%                4.47%
Ratios to Average Net Assets:
  Expenses ................................            0.18%                0.25%
  Investment income--net ..................            1.85%                3.60%
Portfolio turnover rate ...................           18.26%               63.56%
Thousands of Accumulation Units
   outstanding at end of period ...........            4,196                3,626

(1) The percentages shown for this period are not annualized.

                        COLLEGE RETIREMENT EQUITIES FUND

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONCLUDED)

NOTE 6--ACCUMULATION UNITS

Changes in the number of Accumulation Units outstanding were as follows:

                                              MONEY MARKET ACCOUNT               BOND MARKET ACCOUNT         SOCIAL CHOICE ACCOUNT
                                           ---------------------------      ---------------------------   --------------------------
                                           SIX MONTHS      YEAR ENDED       SIX MONTHS       YEAR ENDED    SIX MONTHS     YEAR ENDED
                                              ENDED       DECEMBER 31,         ENDED        DECEMBER 31,      ENDED     DECEMBER 31,
                                          JUNE 30, 1998       1997         JUNE 30, 1998        1997      JUNE 30, 1998      1997
                                          -------------   ------------     -------------    ------------  ------------- ------------
                                           (UNAUDITED)                      (UNAUDITED)                    (UNAUDITED)
Accumulation Units:
  Credited for premiums ..............      11,249,596       20,510,609       2,125,251      3,137,486      2,249,931      4,236,125
  Credited (cancelled) for
    transfers, disbursements and
    amounts applied to the
    Annuity Fund .....................       9,822,072       (5,686,721)      5,928,483      5,905,434        553,195        476,429
  Outstanding:
    Beginning of year ................     233,115,524      218,291,636      31,654,054     22,611,134     30,553,890     25,841,336
                                           -----------     ------------      ----------     ----------     ----------     ----------
    End of period ....................     254,187,192      233,115,524      39,707,788     31,654,054     33,357,016     30,553,890
                                           ===========     ============      ==========     ==========     ==========     ==========

                                            GLOBAL EQUITIES ACCOUNT               GROWTH ACCOUNT             EQUITY INDEX ACCOUNT
                                          ---------------------------       ---------------------------  ---------------------------
                                           SIX MONTHS      YEAR ENDED        SIX MONTHS     YEAR ENDED   SIX MONTHS     YEAR ENDED
                                              ENDED        DECEMBER 31,         ENDED      DECEMBER 31,     ENDED       DECEMBER 31,
                                          JUNE 30, 1998        1997         JUNE 30, 1998      1997     JUNE 30, 1998      1997
                                          -------------    -----------      -------------  -----------  -------------   -----------
                                            (UNAUDITED)                     (UNAUDITED)                  (UNAUDITED)
Accumulation Units:
  Credited for premiums ..............       4,282,070        9,103,302       6,931,010     11,408,929      3,634,388      4,863,305
  Credited (cancelled) for
    transfers, disbursements and
    amounts applied to the
    Annuity Fund .....................      (3,908,049)      (4,474,351)      2,978,442     15,760,341      5,134,848      9,780,337
  Outstanding:
    Beginning of year ................      84,644,864       80,015,913      80,369,823     53,200,553     35,368,353     20,724,711
                                           -----------      -----------      ----------     ----------     ----------     ----------
    End of period ....................      85,018,885       84,644,864      90,279,275     80,369,823     44,137,589     35,368,353
                                           ===========      ===========      ==========     ==========     ==========     ==========

                                                INFLATION-LINKED BOND ACCOUNT
                                              ----------------------------------
                                               SIX MONTHS    JANUARY 13, 1997
                                                  ENDED     (DATE ESTABLISHED)
                                              JUNE 30, 1998 TO DECEMBER 31, 1997
                                              ------------- --------------------
                                                (UNAUDITED)
Accumulation Units:
  Credited for premiums ..............            174,751        2,133,619
  Credited for transfers,
    disbursements and
    amounts applied to the
    Annuity Fund .....................            394,783        1,492,416
  Outstanding:
    Beginning of period ..............          3,626,035               --
                                                ---------        ---------
    End of period ....................          4,195,569        3,626,035
                                                =========        =========

NOTE 7--LINE OF CREDIT

The Stock, Social Choice, Global Equities, Growth, Equity Index and Inflation-Linked Bond Accounts share in a $2 billion unsecured revolving credit facility for temporary or emergency purposes, including, without limitation, the funding of participant redemptions that otherwise might require the untimely disposition of securities. An annual commitment fee is charged for this facility, which is allocated among the participating Accounts. Interest associated with any borrowing under the credit facility will be charged to the borrowing Accounts at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. For the six months ended June 30, 1998, there were no borrowings under the line of credit.

                        COLLEGE RETIREMENT EQUITIES FUND
           STATEMENT OF INVESTMENTS--MONEY MARKET ACCOUNT (UNAUDITED)
                                  JUNE 30, 1998

                               SUMMARY BY INDUSTRY
                                      (000)
                                                VALUE                 %
                                             ----------            ------
SHORT TERM INVESTMENTS
  BANK NOTES ...........................     $  193,826              4.12%
  CERTIFICATES OF DEPOSIT ..............        633,525             13.48
  COMMERCIAL PAPER .....................      2,910,269             61.91
  EURO CERTIFICATES OF DEPOSIT .........         93,987              2.00
  MEDIUM TERM BONDS ....................         36,504              0.78
  U.S. GOVERNMENT & AGENCIES ...........         22,000              0.46
  VARIABLE RATE NOTES ..................        790,955             16.82
                                             ----------            ------
TOTAL SHORT TERM INVESTMENTS
 (COST $4,681,755) .....................      4,681,066             99.57
                                             ----------            ------
TOTAL PORTFOLIO
 (COST $4,681,755) .....................      4,681,066             99.57

   OTHER ASSETS & LIABILITIES, NET .....         20,047              0.43
                                             ----------            ------
NET ASSETS .............................     $4,701,113            100.00%
                                             ==========            ======

             ------------------------------------------------------

                                                                          VALUE
   PRINCIPAL                                                              (000)
   ---------                                                              -----

              SHORT TERM INVESTMENTS--99.57%
               BANK NOTES--4.12%
               BANC ONE (MILWAUKEE), NA
$10,000,000      5.550%, 01/29/99 ..............................    $      9,980
               BANK OF AMERICA
 25,000,000      5.510%, 07/27/98 ..............................          24,995
               BANK OF BOSTON
 25,000,000      5.580%, 8/05/98 ...............................          24,997
               BANK OF NEW YORK
 24,000,000      5.570%, 03/17/99 ..............................          23,951
               BANKBOSTON, NA
 25,000,000      5.640%, 11/24/98 ..............................          24,988
 25,000,000      5.740%, 04/06/99 ..............................          24,977
               FIRST NATIONAL BANK OF CHICAGO
 25,000,000      5.740%, 05/07/99 ..............................          24,982
               HUNTINGTON NATIONAL BANK
 25,000,000      5.625%, 01/12/99 ..............................          24,961
               NATIONSBANK, NA
 10,000,000      5.830%, 12/29/98 ..............................           9,995
                                                                    ------------
                                                                         193,826
                                                                    ------------
              CERTIFICATES OF DEPOSIT--13.48%
               ABBEY NATIONAL TREASURY SERVICES
 25,000,000      5.590%, 02/03/99 ..............................          24,968
               ABN AMRO BANK N.V.
 22,800,000      5.680%, 07/02/98 ..............................          22,800
               BANK OF MONTREAL
 15,000,000      5.560%, 07/14/98 ..............................          15,000
 15,000,000      5.750%, 05/10/99 ..............................          14,999
               BANK OF NOVA SCOTIA
 10,000,000      5.925%, 08/14/98 ..............................          10,001
 25,000,000      5.830%, 10/02/98 ..............................          24,997
               BANKERS TRUST CO OF NEW YORK
  9,000,000      5.900%, 08/10/98 ..............................           9,001
 25,000,000      5.840%, 04/30/99 ..............................          25,015
               BARCLAYS BANK PLC
 11,000,000      5.715%, 10/09/98 ..............................          10,995
 15,000,000      5.895%, 10/22/98 ..............................          15,002
 25,000,000      5.530%, 02/23/99 ..............................          24,958
               CANADIAN IMPERIAL BANK OF COMMERCE
 10,000,000      5.940%, 10/23/98 ..............................          10,002
               CREDIT AGRICOLE
 10,000,000      6.000%, 12/09/98 ..............................          10,007
 17,000,000      5.750%, 05/19/99 ..............................          17,000
               CREDIT SUISSE
 15,000,000      5.720%, 03/11/99 ..............................          14,993
 25,000,000      5.700%, 03/26/99 ..............................          24,986
 10,000,000      5.800%, 04/27/99 ..............................          10,002
               DRESDNER BANK
 15,000,000      5.760%, 07/31/98 ..............................          14,998
 25,000,000      5.560%, 08/04/98 ..............................          24,999
               FIRST NATIONAL BANK OF CHICAGO
 25,000,000      5.520%, 02/16/99 ..............................          24,952
               MORGAN GUARANTY TRUST CO
 19,000,000      5.800%, 07/28/98 ..............................          18,999
 10,000,000      5.870%, 08/06/98 ..............................          10,000
               NATIONAL WESTMINSTER BANK PLC
 15,000,000      5.790%, 07/28/98 ..............................          14,999
 10,000,000      5.737%, 05/07/99 ..............................           9,998
               RABOBANK
 25,000,000      5.630%, 03/24/99 ..............................          24,974
 10,000,000      5.700%, 04/20/99 ..............................           9,994
 20,000,000      5.750%, 05/14/99 ..............................          20,000
 10,000,000      5.740%, 05/19/99 ..............................           9,999
               REGIONS BANK (ALABAMA)
 25,000,000      5.770%, 05/21/99 ..............................          24,983
               ROYAL BANK OF CANADA
 22,000,000      5.645%, 03/09/99 ..............................          21,978
               SOCIETE GENERALE
 14,000,000      5.700%, 01/07/99 ..............................          13,991
 10,000,000      5.560%, 01/19/99 ..............................           9,986
               SWISS BANK CORP
 24,000,000      5.710%, 07/02/98 ..............................          24,000
 25,000,000      5.635%, 03/22/99 ..............................          24,974
               TORONTO DOMINION BANK
 25,000,000      5.640%, 06/18/99 ..............................          24,975
               WESTDEUTSCHE LANDESBANK
 20,000,000      5.570%, 07/29/98 ..............................          20,000
                                                                    ------------
                                                                         633,525
                                                                    ------------
              COMMERCIAL PAPER--61.91%
               ABBEY NATIONAL TREASURY SERVICES
 25,000,000      5.510%, 10/29/98 ..............................          24,535
               AIR PRODUCTS & CHEMICALS, INC
 21,500,000      5.500%, 07/07/98 ..............................          21,480
 11,200,000      5.510%, 09/03/98 ..............................          11,087
               AMRO NORTH AMERICA FINANCE, INC
 20,000,000      5.420%, 07/02/98 ..............................          19,997
 20,000,000      5.480%, 07/02/98 ..............................          19,997
               ANHEUSER-BUSCH CO
 35,750,000      5.370%, 12/21/98 ..............................          34,798
               ASSET SECURITIZATION COOPERATIVE CORP
 25,000,000    ~ 5.500%, 07/07/98 ..............................          24,977

                       See notes to financial statements.

                                                                          VALUE
   PRINCIPAL                                                              (000)
   ---------                                                              -----

              COMMERCIAL PAPER--(CONTINUED)
               ASSET SECURITIZATION COOPERATIVE CORP
$16,000,000    ~ 5.510%, 07/15/98 ..............................   $      15,966
 25,000,000    ~ 5.510%, 07/17/98 ..............................          24,937
 25,000,000    ~ 5.530%, 07/20/98 ..............................          24,927
 25,000,000    ~ 5.520%, 08/13/98 ..............................          24,833
 25,000,000    ~ 5.510%, 08/27/98 ..............................          24,777
               ASSOCIATES CORP OF NORTH AMERICA
 25,000,000      5.500%, 07/06/98 ..............................          24,980
               ATLANTIC RICHFIELD CO
 25,000,000    ~ 5.510%, 09/11/98 ..............................          24,718
 50,000,000    ~ 5.510%, 09/14/98 ..............................          49,414
               B.B.V. FINANCE (DELAWARE), INC
 10,000,000      5.510%, 07/07/98 ..............................           9,991
 20,000,000      5.460%, 10/05/98 ..............................          19,702
               BANK OF MONTREAL
  9,490,000      5.335%, 11/09/98 ..............................           9,298
               BANKERS TRUST CO OF NEW YORK
 15,000,000      5.375%, 10/23/98 ..............................          14,735
 22,000,000      5.460%, 12/17/98 ..............................          21,428
               BANKERS TRUST NEW YORK CORP
 25,000,000      5.510%, 07/07/98 ..............................          24,977
 20,000,000      5.380%, 07/17/98 ..............................          19,950
 16,500,000      5.410%, 08/26/98 ..............................          16,355
  9,000,000      5.420%, 09/09/98 ..............................           8,901
               BEAR STEARNS CO, INC
 25,000,000      5.510%, 08/03/98 ..............................          24,871
 25,000,000      5.520%, 09/11/98 ..............................          24,718
               BELL ATLANTIC FINANCIAL SERVICES, INC
 49,000,000      5.530%, 07/09/98 ..............................          48,940
               BETA FINANCE, INC
 18,000,000    ~ 5.380%, 07/16/98 ..............................          17,958
 10,100,000    ~ 5.510%, 08/10/98 ..............................          10,037
 20,000,000    ~ 5.380%, 08/18/98 ..............................          19,850
 22,000,000    ~ 5.520%, 09/22/98 ..............................          21,715
               CANADIAN IMPERIAL HOLDINGS, INC
 30,000,000      5.484%, 07/24/98 ..............................          29,892
 11,000,000      5.570%, 09/25/98 ..............................          10,999
               CATERPILLAR FINANCIAL SERVICES CORP
  8,760,000      5.490%, 08/07/98 ..............................           8,709
               CIESCO LP
  7,000,000    ~ 5.480%, 07/24/98 ..............................           6,975
 50,000,000    ~ 5.500%, 08/14/98 ..............................          49,658
 25,000,000    ~ 5.500%, 08/21/98 ..............................          24,800
               COCA COLA ENTERPRISES, INC
 25,000,000    ~ 5.400%, 08/18/98 ..............................          24,811
 25,000,000    ~ 5.400%, 08/19/98 ..............................          24,807
 20,000,000    ~ 5.540%, 09/24/98 ..............................          19,732
               COMMERCIAL CREDIT CO
 28,000,000      5.500%, 07/16/98 ..............................          27,934
 25,000,000      5.500%, 07/17/98 ..............................          24,937
  7,800,000      5.510%, 09/04/98 ..............................           7,720
               CORPORATE ASSET FUNDING CORP, INC
 25,000,000    ~ 5.500%, 07/08/98 ..............................          24,973
 22,950,000    ~ 5.520%, 07/08/98 ..............................          22,925
 18,300,000    ~ 5.530%, 07/08/98 ..............................          18,280
 30,000,000    ~ 5.490%, 07/14/98 ..............................          29,939
 29,000,000    ~ 5.520%, 07/17/98 ..............................          28,929
 25,000,000    ~ 5.510%, 09/04/98 ..............................          24,745
               DELAWARE FUNDING CORP
 25,000,000    ~ 5.490%, 07/06/98 ..............................          24,980
 26,000,000    ~ 5.520%, 07/06/98 ..............................          25,980
 15,000,000    ~ 5.680%, 07/08/98 ..............................          14,983
 25,000,000    ~ 5.540%, 07/15/98 ..............................          24,946
 25,000,000    ~ 5.540%, 07/20/98 ..............................          24,927
 10,000,000    ~ 5.560%, 07/21/98 ..............................           9,969
 23,650,000    ~ 5.550%, 07/30/98 ..............................          23,544
               DEUTSCHE BANK FINANCIAL, INC
 10,000,000      5.490%, 07/06/98 ..............................           9,992
               EASTMAN KODAK CO
 25,285,000      5.490%, 07/02/98 ..............................          25,281
 18,000,000      5.520%, 07/28/98 ..............................          17,925
 20,000,000      5.520%, 07/29/98 ..............................          19,914
 11,250,000      5.520%, 07/30/98 ..............................          11,200
               ENTERPRISE FUNDING CORP
  9,300,000    ~ 5.550%, 07/07/98 ..............................           9,291
 15,000,000    ~ 5.540%, 07/10/98 ..............................          14,979
 19,282,000    ~ 5.510%, 07/23/98 ..............................          19,216
  4,515,000    ~ 5.520%, 07/24/98 ..............................           4,499
               FLORIDA POWER & LIGHT CO
 30,000,000      5.580%, 07/31/98 ..............................          29,861
               FORD MOTOR CREDIT CO
  7,940,000      6.050%, 07/01/98 ..............................           7,940
 50,790,000      6.110%, 07/01/98 ..............................          50,790
 14,400,000      5.700%, 07/02/98 ..............................          14,398
 28,000,000      5.490%, 07/10/98 ..............................          27,960
 49,000,000      5.510%, 07/22/98 ..............................          48,839
               FORTUNE BRANDS
  8,000,000    ~ 5.510%, 07/22/98 ..............................           7,974
 35,000,000    ~ 5.520%, 07/27/98 ..............................          34,860
 10,000,000    ~ 5.530%, 08/06/98 ..............................           9,944
               GENERAL ELECTRIC CAPITAL CORP
 36,000,000      5.560%, 07/10/98 ..............................          35,950
 25,000,000      5.500%, 07/24/98 ..............................          24,910
 25,000,000      5.460%, 09/09/98 ..............................          24,725
 25,000,000      5.520%, 10/15/98 ..............................          24,589
               GENERAL MOTORS ACCEPTANCE CORP
 14,000,000      5.520%, 08/28/98 ..............................          13,873
               GENERAL SIGNAL CORP
 23,000,000      5.540%, 07/10/98 ..............................          22,968
               GOLDMAN SACHS GROUP LP
 17,500,000      5.600%, 07/01/98 ..............................          17,500
 41,000,000      5.510%, 07/10/98 ..............................          40,944
 35,000,000      5.480%, 08/13/98 ..............................          34,766
 12,000,000      5.520%, 08/26/98 ..............................          11,895
 25,000,000      5.470%, 11/09/98 ..............................          24,493
               GTE CORP
 21,000,000      5.550%, 07/06/98 ..............................          20,984
 26,000,000      5.530%, 07/09/98 ..............................          25,968
 28,000,000      5.550%, 07/10/98 ..............................          27,961
               GTE FUNDING, INC
 50,000,000      5.530%, 07/14/98 ..............................          49,900
 25,000,000      5.540%, 07/16/98 ..............................          24,942
 36,530,000      5.540%, 07/21/98 ..............................          36,418
 10,998,000      5.620%, 07/22/98 ..............................          10,962
 10,000,000      5.620%, 07/23/98 ..............................           9,966
 14,000,000      5.620%, 07/24/98 ..............................          13,950
               HOUSEHOLD FINANCE CORP
 32,350,000      5.520%, 07/01/98 ..............................          32,350
               J.P. MORGAN & CO
 10,000,000      5.500%, 10/05/98 ..............................           9,851
               MCCORMICK & CO, INC
 15,000,000      5.500%, 09/29/98 ..............................          14,790
               MERRILL LYNCH & CO, INC
 25,000,000      5.510%, 07/31/98 ..............................          24,883
 11,000,000      5.570%, 07/31/98 ..............................          10,948
               MONONGAHELA POWER CO
 15,000,000      5.600%, 07/06/98 ..............................          14,988

                       See notes to financial statements.

                                                                          VALUE
  PRINCIPAL                                                               (000)
  ---------                                                               -----

              COMMERCIAL PAPER--(CONTINUED)
               MORGAN STANLEY DEAN WITTER
$35,000,000      5.520%, 07/09/98 ..............................    $     34,958
               NATIONAL FUEL GAS CO
 27,000,000      5.570%, 07/21/98 ..............................          26,916
 20,000,000      5.630%, 08/07/98 ..............................          19,884
               NATIONAL RURAL UTILITIES COOP FINANCE
 13,500,000    ~ 5.525%, 08/04/98 ..............................          13,428
 25,000,000    ~ 5.500%, 09/25/98 ..............................          24,665
               NATIONSBANK CORP
 25,000,000      5.500%, 09/08/98 ..............................          24,729
               NORTHERN INDIANA PUBLIC SERVICE CO
  7,134,000      5.600%, 07/10/98 ..............................           7,124
               PACIFICORP
 30,000,000      5.510%, 08/18/98 ..............................          29,775
 15,000,000      5.530%, 08/19/98 ..............................          14,885
 10,000,000      5.540%, 08/27/98 ..............................           9,911
               PARK AVENUE RECEIVABLES CORP
 20,000,000    ~ 5.550%, 07/02/98 ..............................          19,997
 18,000,000    ~ 5.540%, 07/10/98 ..............................          17,975
 25,000,000    ~ 5.540%, 07/13/98 ..............................          24,954
 14,000,000    ~ 5.570%, 07/15/98 ..............................          13,970
 13,400,000    ~ 5.550%, 07/16/98 ..............................          13,369
 36,162,000    ~ 5.570%, 07/20/98 ..............................          36,056
 10,106,000    ~ 5.530%, 07/24/98 ..............................          10,070
 13,000,000    ~ 5.530%, 08/14/98 ..............................          12,912
               PENNEY (J.C.) FUNDING CORP
 19,708,000    ~ 5.500%, 07/07/98 ..............................          19,690
  3,280,000    ~ 5.500%, 07/22/98 ..............................           3,269
 25,000,000    ~ 5.500%, 08/14/98 ..............................          24,829
               PORTLAND GENERAL ELECTRIC CO
 10,200,000      5.520%, 08/14/98 ..............................          10,130
               S.C. JOHNSON & SON, INC
 16,500,000    ~ 5.525%, 08/03/98 ..............................          16,415
 23,000,000    ~ 5.520%, 08/20/98 ..............................          22,820
 25,000,000    ~ 5.490%, 08/25/98 ..............................          24,784
 15,000,000    ~ 5.510%, 10/26/98 ..............................          14,728
               SALOMON SMITH BARNEY HOLDINGS, INC
 20,000,000      5.520%, 07/06/98 ..............................          19,984
 27,790,000      5.490%, 07/17/98 ..............................          27,720
               SEARS ROEBUCK ACCEPTANCE CORP
 25,000,000      5.500%, 07/07/98 ..............................          24,977
 25,000,000      5.500%, 07/14/98 ..............................          24,949
 42,000,000      5.520%, 07/15/98 ..............................          41,910
               TORONTO DOMINION HOLDINGS (U.S.)
 25,000,000      5.460%, 11/24/98 ..............................          24,435
               XEROX CAPITAL (EUROPE) PLC
 25,000,000      5.520%, 07/15/98 ..............................          24,946
               XEROX CREDIT CORP
 13,840,000      5.480%, 07/08/98 ..............................          13,825
                                                                    ------------
                                                                       2,910,269
                                                                    ------------
              EURO CERTIFICATES OF DEPOSIT--2.00%
               ABBEY NATIONAL TREASURY SERVICES
 25,000,000      5.550%, 07/13/98 ..............................          24,999
 20,000,000      5.580%, 08/27/98 ..............................          19,998
     .         BANK OF NOVA SCOTIA
 14,000,000      5.700%, 07/06/98 ..............................          14,000
               CREDIT SUISSE
 20,000,000      5.760%, 10/07/98 ..............................          19,994
               MORGAN GUARANTY TRUST CO
 15,000,000      5.615%, 12/01/98 ..............................          14,996
                                                                    ------------
                                                                          93,987
                                                                    ------------
              MEDIUM TERM BONDS--0.78%
               BETA FINANCE, INC
 15,000,000      5.900%, 07/24/98 ..............................          15,001
 15,000,000      6.000%, 10/09/98 ..............................          15,002
               CIT GROUP HOLDINGS, INC
  6,500,000      5.875%, 11/09/98 ..............................           6,501
                                                                    ------------
                                                                          36,504
                                                                    ------------
              U.S. GOVERNMENT & AGENCIES--0.46%
               FEDERAL FARM CREDIT BANK
 22,000,000      5.300%, 02/02/99 ..............................          22,000
                                                                    ------------
              VARIABLE RATE NOTES--16.82%
               AMERICAN EXPRESS CENTURION BANK
 30,000,000      5.616%, 12/15/98 ..............................          30,000
 25,000,000      5.616%, 01/04/99 ..............................          25,000
 15,000,000      5.596%, 05/14/99 ..............................          14,991
               ASSOCIATES CORP OF NORTH AMERICA
 50,000,000      5.790%, 01/04/99 ..............................          49,995
               BANC ONE TEXAS, NA
  5,000,000      5.740%, 07/01/98 ..............................           5,000
               BANK OF AMERICA
 11,000,000      6.199%, 05/17/99 ..............................          11,043
               BANKBOSTON, NA
 25,000,000      5.571%, 05/14/99 ..............................          24,985
               BANKERS TRUST CO OF NEW YORK
  5,000,000      5.790%, 07/13/98 ..............................           5,000
               BANKERS TRUST NEW YORK CORP
 25,000,000      5.890%, 07/17/98 ..............................          25,000
               BEAR STEARNS CO, INC
 25,000,000      5.626%, 03/03/99 ..............................          25,003
               BETA FINANCE, INC
 25,000,000      5.661%, 05/19/99 ..............................          25,000
               CATERPILLAR FINANCIAL SERVICES CORP
 30,500,000      5.671%, 05/05/99 ..............................          30,506
               CORESTATES BANK
 25,000,000      5.642%, 12/30/98 ..............................          25,003
               CORESTATES BANK, NA (PHILADELPHIA)
  5,000,000      5.637%, 01/29/99 ..............................           5,000
               FIRST UNION NATIONAL BANK (CHARLOTTE)
 25,000,000      5.790%, 05/17/99 ..............................          24,988
               FIRST UNION NATIONAL BANK, NC
 25,000,000      5.570%, 04/30/99 ..............................          24,995
               GENERAL MOTORS ACCEPTANCE CORP
 23,500,000      5.567%, 09/21/98 ..............................          23,500
  5,000,000      5.617%, 04/20/99 ..............................           4,999
               GOLDMAN SACHS GROUP LP
  7,000,000      5.741%, 02/24/99 ..............................           6,999
               HOUSEHOLD FINANCE CORP
 25,000,000      5.706%, 09/15/98 ..............................          25,000
 25,000,000      5.627%, 04/29/99 ..............................          24,998
 25,000,000      6.010%, 05/28/99 ..............................          25,038
 25,000,000      5.647%, 07/19/99 ..............................          25,000
               INTERNATIONAL BUSINESS MACHINE CORP
 25,000,000      5.495%, 05/21/99 ..............................          24,970
               J.P. MORGAN & CO
 20,000,000      5.580%, 02/24/99 ..............................          19,998
 10,000,000      5.550%, 07/06/99 ..............................           9,994
               JOHN DEERE CAPITAL CORP
  5,000,000      5.687%, 10/08/98 ..............................           5,000
               KEY BANK
 25,000,000      5.760%, 01/14/99 ..............................          24,995
 18,000,000      5.550%, 02/24/99 ..............................          17,996
  7,000,000      5.720%, 06/21/99 ..............................           6,993

                       See notes to financial statements.

                                                                          VALUE
  PRINCIPAL                                                               (000)
  ---------                                                               -----

              VARIABLE RATE NOTES--(CONTINUED)
               MERRILL LYNCH & CO, INC
$20,000,000      5.900%, 06/07/99 ..............................      $   20,010
               MORGAN STANLEY DEAN WITTER
 10,000,000      5.692%, 08/17/98 ..............................          10,001
 25,000,000      5.606%, 10/22/98 ..............................          24,998
 20,000,000      5.907%, 03/01/99 ..............................          19,996
               NATIONSBANK, NA
  5,000,000      5.562%, 12/21/98 ..............................           4,998
 15,000,000      5.580%, 04/27/99 ..............................          14,993
               PNC BANK
 25,000,000      5.720%, 05/14/99 ..............................          24,975
               PNC BANK, NA
  5,000,000      5.676%, 09/25/98 ..............................           5,001
               SEARS ROEBUCK ACCEPTANCE CORP
 25,000,000      5.622%, 03/26/99 ..............................          25,000
               SOCIETE GENERALE
 34,000,000      5.775%, 09/08/98 ..............................          34,000
               SOUTHTRUST
 10,000,000      5.656%, 09/17/98 ..............................           9,994
                                                                      ----------
                                                                         790,955
                                                                      ----------
              TOTAL SHORT TERM INVESTMENTS
               (COST $4,681,755) ...............................       4,681,066
                                                                      ----------
              TOTAL PORTFOLIO
               (COST $4,681,755) ...............................      $4,681,066
                                                                      ==========

---------------
~ Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933, as amended.



                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
            STATEMENT OF INVESTMENTS--BOND MARKET ACCOUNT (UNAUDITED)
                                  JUNE 30, 1998

                               SUMMARY BY INDUSTRY
                                      (000)

                                                             VALUE          %
                                                          ----------      ------
BONDS
 CORPORATE BONDS
  ASSET BACKED ...................................       $  104,644        5.19%
  AUTO REPAIR, SERVICES AND PARKING ..............            5,119        0.25
  BUSINESS SERVICES ..............................           27,974        1.39
  COMMUNICATIONS .................................           45,804        2.27
  DEPOSITORY INSTITUTIONS ........................           50,847        2.52
  ELECTRIC, GAS, AND SANITARY SERVICES ...........           73,644        3.65
  FOOD AND KINDRED PRODUCTS ......................           20,080        1.00
  GENERAL MERCHANDISE STORES .....................           15,023        0.74
  HEALTH SERVICES ................................           10,064        0.50
  HOLDING AND OTHER INVESTMENT OFFICES ...........           30,220        1.50
  INDUSTRIAL MACHINERY AND EQUIPMENT .............           10,000        0.49
  INSTRUMENTS AND RELATED PRODUCTS ...............            7,871        0.39
  INSURANCE CARRIERS .............................           25,949        1.29
  MEMBERSHIP ORGANIZATIONS .......................            4,963        0.25
  METAL MINING ...................................            5,043        0.25
  MISCELLANEOUS RETAIL ...........................            6,101        0.30
  MOTION PICTURES ................................           20,715        1.03
  NATIONAL SECURITY AND
   INTERNATIONAL AFFAIRS .........................           10,549        0.52
  NONDEPOSITORY INSTITUTIONS .....................           60,637        3.01
  OIL AND GAS EXTRACTION .........................           17,373        0.86
  OTHER MORTGAGE BACKED SECURITIES ...............           32,851        1.63
  PERSONAL SERVICES ..............................           23,047        1.14
  PETROLEUM AND COAL PRODUCTS ....................            3,035        0.15
  PRINTING AND PUBLISHING ........................           40,802        2.02
  RAILROAD TRANSPORTATION ........................            6,468        0.32
  SECURITY AND COMMODITY BROKERS .................           40,482        2.01
  TOBACCO PRODUCTS ...............................           10,000        0.49
  TRANSPORTATION BY AIR ..........................           11,847        0.59
  TRANSPORTATION EQUIPMENT .......................            4,995        0.25
                                                         ----------     -------
 TOTAL CORPORATE BONDS
  (COST $721,524) ...............................           726,147       36.00
                                                         ----------     -------
 GOVERNMENT BONDS
  AGENCY SECURITIES .............................           289,134       14.33
  GOVERNMENT BONDS ..............................             8,219        0.41
  MORTGAGE BACKED SECURITIES ....................           544,794       27.00
  OTHER MORTGAGE BACKED SECURITIES ..............            20,507        1.02
  U.S. TREASURY SECURITIES ......................           337,380       16.72
                                                         ----------     -------
 TOTAL GOVERNMENT BONDS
  (COST $1,185,821) .............................         1,200,034       59.48
                                                         ----------     -------

TOTAL BONDS
  (COST $1,907,345) ..............................        1,926,181       95.48
                                                         ----------     -------
PREFERRED STOCK
  HOLDING AND OTHER INVESTMENT OFFICES ...........            5,443        0.27
  REAL ESTATE ....................................            8,200        0.41
                                                         ----------     -------
TOTAL PREFERRED STOCK
  (COST $13,619) .................................           13,643        0.68
                                                         ----------     -------
SHORT TERM INVESTMENTS
  BANK OF NEW YORK
   COLLATERALIZED ASSETS .........................          246,390       12.21
  COMMERCIAL PAPER ...............................          302,109       14.98
                                                         ----------     -------
TOTAL SHORT TERM INVESTMENTS
  (COST $548,561) ................................          548,499       27.19
                                                         ----------     -------

TOTAL PORTFOLIO
  (COST $2,469,525) ..............................      $ 2,488,323      123.35%

   OTHER ASSETS & LIABILITIES, NET ...............         (470,981)     (23.35)
                                                        -----------     -------
NET ASSETS .......................................      $ 2,017,342      100.00%
                                                        ===========     =======

                           ---------------------------

                                                             MOODY'S      VALUE
   PRINCIPAL                                                 RATINGS      (000)
   ---------                                                 -------      ------

              BONDS--95.48%
               CORPORATE BONDS--36.00%
                ASSET BACKED--5.19%
                 AMRESCO RESIDENTIAL
                  SECURITIES MORTGAGE
                  LOAN TR SERIES 1997-2
$ 5,000,000        (CLASS A3) 6.795%, 12/25/20 ........         AAA     $  5,013
                 BLOCK MORTGAGE FINANCE, INC
                  SERIES 1997-1 (CLASS A-2)
  5,000,000        6.850%, 10/25/11 ...................         AAA        5,011
                 CHASE CREDIT CARD MASTER
                  TR SERIES 1997-2 (CLASS B)
 19,000,000        6.450%, 04/15/03 ...................          A2       19,184
                 CONTI MORTGAGE HOME EQUITY
                  LOAN TR SERIES 1997-1
  2,333,851        (CLASS A3) 6.480%, 01/15/12 ........         AAA        2,332
                 FIRST ALLIANCE MORTGAGE LOAN
                  TR SERIES 1997-3 (CLASS A1)
  4,093,938        6.935%, 12/20/28 ...................         AAA        4,139
                 GE CAPITAL MORTGAGE
                  SERVICES, INC SERIES 1997-HE3
  5,000,000        (CLASS A6) 6.720%, 10/25/27 ........         AAA        5,085
                 GREEN TREE FINANCIAL CORP
                  SERIES 1993-3 (CLASS A5)
  5,000,000        5.750%, 10/15/18 ...................         AA2        4,977
                 GREEN TREE HOME EQUITY LOAN
                  TR SERIES 1998-C (CLASS A3)
 20,250,000        6.180%, 07/15/29 ...................         AAA       20,282
                 IMC HOME EQUITY LOAN TR
                  SERIES 1997-2 (CLASS A-2)
  7,500,000        6.700%, 11/20/11 ...................         AAA        7,509
                 NATIONSBANK AUTO GRANTOR
                  TR SERIES 1995-A (CLASS A)
    562,497        5.850%, 06/15/02 ...................         AAA          562
                 RAILCAR LEASING (SR NOTE)
  4,399,316      ^ 6.750%, 07/15/06 ...................         AAA        4,541
                 STANDARD CREDIT CARD MASTER
                  TR SERIES 1991-6 (CLASS B)
  4,225,000        8.350%, 01/07/00 ...................          A2        4,273
                 THE MONEY STORE HOME EQUITY
                  TR SERIES 1997-D (CLASS AF7)
  5,000,000        6.485%, 12/15/28 ...................         AAA        5,044
                 TOYOTA AUTO RECEIVABLES
                  GRANTOR TR SERIES 1997-A
  2,686,783        (CLASS B) 6.600%, 04/15/02 .........          A2        2,701
                 UCFC HOME EQUITY LOAN SERIES
                  1998-B (CLASS A8)
  9,000,000        6.180%, 10/15/29 ...................         AAA        8,961

                       See notes to financial statements.

                                                               MOODY'S    VALUE
  PRINCIPAL                                                    RATINGS    (000)
  ---------                                                    -------    -----

                ASSET BACKED--(CONTINUED)
                 VANDERBILT MORTGAGE &
                  FINANCE, INC SERIES 1997-A
                  (CLASS A-2)
$ 5,000,000        6.525%, 12/07/28 ...................         AAA     $  5,030
                                                                        --------
                                                                         104,644
                                                                        --------
                AUTO REPAIR, SERVICES AND
                 PARKING--0.25%
                 ERAC U.S.A. FINANCE CO NOTE
  5,000,000      ^ 6.950%, 03/01/04 ...................        BAA2        5,119
                                                                        --------
                BUSINESS SERVICES--1.39%
                 AT&T CAPITAL CORP
                  (MEDIUM TERM NOTE)
 15,000,000        6.230%, 09/24/99 ...................        BAA3       15,055
                 COMPUTER ASSOCIATES
                  INTERNATIONAL DEB
 13,000,000      ^ 6.375%, 04/15/05 ...................        BAA1       12,919
                                                                        --------
                                                                          27,974
                                                                        --------
                COMMUNICATIONS--2.27%
                 360 COMMUNICATIONS CO
                  (SR NOTE)
 10,000,000        7.500%, 03/01/06 ...................        BAA1       10,660
                 GTE CORP DEB
 10,000,000        6.940%, 04/15/28 ...................        BAA1       10,078
                 LUCENT TECHNOLOGIES, INC DEB
  9,150,000        6.500%, 01/15/28 ...................          A2        9,236
                 VIACOM, INC (SR NOTE)
  5,000,000        7.750%, 06/01/05 ...................         BA2        5,327
                 WORLDCOM, INC (SR NOTE)
 10,000,000        9.375%, 01/15/04 ...................        BAA2       10,503
                                                                        --------
                                                                          45,804
                                                                        --------
                DEPOSITORY INSTITUTIONS--2.52%
                 CRESTAR FINANCIAL CORP
                  (SUB NOTE)
 10,000,000        6.500%, 01/15/18 ...................        BAA1       10,013
                 INSTITUTO CREDITO OFICIAL
                 (GUARANTEE NOTE)
  5,000,000        6.000%, 05/19/08 ...................         AA2        5,029
                 LONG ISLAND SAVINGS BANK FSB
                  (MEDIUM TERM NOTE)
  4,500,000        7.000%, 06/13/02 ...................        BAA3        4,600
                 NORTH FORK CAPITAL
                  (GUARANTEE NOTE)
  4,000,000        8.000%, 12/15/27 ...................        BAA3        4,180
                 PROVIDIAN NATIONAL BANK
                  (SR NOTE)
 10,000,000        6.250%, 05/06/01 ...................        BAA3       10,012
                 SKANDINAVISKA ENSKILDA
                  BANKEN (SUB NOTE)
 13,000,000      ^ 6.500%, 12/29/49 ...................        BAA1       12,934
                 UNION PLANTERS BANK CORP
                  (SUB NOTE)
  4,100,000        6.500%, 03/15/08 ...................        BAA1        4,079
                                                                        --------
                                                                          50,847
                                                                        --------
                ELECTRIC, GAS, AND SANITARY SERVICES--3.65%
                 CLEVELAND ELECTRIC TOLEDO
                  EDISON NOTE
  5,000,000        7.190%, 07/01/00 ...................         BA1        5,077
                 COASTAL CORP (SR NOTE)
 11,490,000        10.000%, 02/01/01 ..................        BAA3       12,574
                 CONSUMERS ENERGY CO DEB
 10,000,000      ^ 6.200%, 05/01/03 ...................        BAA3       10,005
                 EL PASO ELECTRIC CO
                  (FIRST MTGE BOND)
  1,000,000        7.250%, 02/01/99 ...................         BA2        1,003
  5,000,000        8.900%, 02/01/06 ...................         BA2        5,640
                 KN CAPITAL TRUST III
                  (GUARANTEE NOTE)
  5,000,000        7.630%, 04/15/28 ...................        BAA3        5,025
                 KN ENERGY, INC (SR NOTE)
  6,000,000        6.650%, 03/01/05 ...................        BAA2        6,017
                 LONG ISLAND LIGHTING CO DEB
  5,000,000        8.900%, 07/15/19 ...................        BAA3        5,299
                 NIAGARA MOHAWK POWER CO
                  (SR NOTE)
 10,000,000        7.125%, 07/01/01 ...................         BA3        9,982
                 PROYECTOS DE ENERGIA DEB
  5,000,000      ^ 9.750%, 07/15/13 ...................         BA2        4,716
                 PUGET SOUND ENERGY, INC
                  (SR NOTE)
  5,000,000        7.020%, 12/01/27 ...................        BAA1        5,172
                 TENNESSEE GAS PIPELINE DEB
  3,000,000        7.000%, 03/15/27 ...................        BAA2        3,134
                                                                        --------
                                                                          73,644
                                                                        --------
                FOOD AND KINDRED PRODUCTS--1.00%
                 BESTFOODS NOTE
  5,000,000        6.625%, 04/15/28 ...................          A2        5,083
                 COCA COLA (PUTABLE ASSET TR) DEB
  5,000,000      ^ 6.000%, 03/15/11 ...................          A3        4,994
                 NABISCO, INC (PASS THRU CERT)
 10,000,000      ^ 6.300%, 08/26/99 ...................        BAA2       10,003
                                                                        --------
                                                                          20,080
                                                                        --------
                GENERAL MERCHANDISE STORES--0.74%
                 DAYTON HUDSON CO NOTE
  5,000,000        5.950%, 06/15/00 ...................        BAA1        4,998
                 FRED MEYER, INC
                  (GUARANTEE NOTE)
 10,000,000        7.375%, 03/01/05 ...................         BA2       10,025
                                                                        --------
                                                                          15,023
                                                                        --------
                HEALTH SERVICES--0.50%
                 COLUMBIA/HCA HEALTHCARE
                  CORP NOTE
  5,000,000        6.500%, 03/15/99 ...................         BA2        4,976
                 TENET HEALTHCARE CORP
                  (SR NOTE)
  5,000,000        7.875%, 01/15/03 ...................         BA1        5,088
                                                                        --------
                                                                          10,064
                                                                        --------
                HOLDING AND OTHER INVESTMENT
                 OFFICES--1.50%
                 CRESCENT REAL ESTATE NOTE
 10,200,000      ^ 6.625%, 09/15/02 ...................        BAA3       10,070
                 FORTUNE BRANDS DEB
 10,000,000        6.625%, 07/15/28 ...................          A2       10,006
                 SIMON DEBARTOLO GROUP
                  (MEDIUM TERM NOTE)
  5,000,000        7.125%, 09/20/07 ...................        BAA1        5,144
                 U.S. WEST CAPITAL FUNDING, INC DEB
  5,000,000        6.875%, 07/15/28 ...................          A3        5,000
                                                                        --------
                                                                          30,220
                                                                        --------
                       See notes to financial statements.

                                                              MOODY'S     VALUE
 PRINCIPAL                                                    RATINGS     (000)
 ---------                                                    -------     -----

                INDUSTRIAL MACHINERY AND
                 EQUIPMENT--0.49%
                 U.S. FILTER CORP NOTE
$10,000,000      ^ 6.375%, 05/15/01 ...................         BA1     $ 10,000
                                                                        --------
                INSTRUMENTS AND RELATED
                 PRODUCTS--0.39%
                 RAYTHEON CO NOTE
  7,900,000        5.950%, 03/15/01 ...................        BAA1        7,871
                                                                        --------
                INSURANCE CARRIERS--1.29%
                 AMERICAN ANNUITY GROUP
                  (SR NOTE)
 10,000,000        6.875%, 06/01/08 ...................        BAA3       10,031
                 ASSOCIATED P & C HOLDINGS, INC
                  (SR NOTE)
  5,000,000        6.750%, 07/15/03 ...................        BAA1        4,987
                 TRANSAMERICA CAPITAL
                  CORP DEB
  5,000,000      ^ 7.800%, 12/01/26 ...................          A2        5,406
                 VESTA INSURANCE GROUP, INC DEB
  5,175,000        8.750%, 07/15/25 ...................        BAA2        5,525
                                                                        --------
                                                                          25,949
                                                                        --------
                MEMBERSHIP ORGANIZATIONS--0.25%
                 ENTERPRISES SHIPHOLDING
                  (SR NOTE)
  5,000,000      ^ 8.875%, 05/01/08 ...................         BA3        4,963
                                                                        --------
                METAL MINING--0.25%
                 BHP FINANCE U.S.A. LTD
                  (GUARANTEE NOTE)
  5,000,000        6.690%, 03/01/06 ...................          A2        5,043
                                                                        --------
                MISCELLANEOUS RETAIL--0.30%
                 RITE AID CORP NOTE
  6,000,000        6.700%, 12/15/01 ...................        BAA1        6,101
                                                                        --------
                MOTION PICTURES--1.03%
                 WALT DISNEY CO NOTE
  5,000,000        5.600%, 01/13/00 ...................          A2        4,995
                 VIDEOTRON HOLDINGS PLC
                  (SR NOTE)
 16,000,000        0.000%, 07/01/04 ...................        BAA3       15,720
                                                                        --------
                                                                          20,715
                                                                        --------
                NATIONAL SECURITY AND
                 INTERNATIONAL AFFAIRS--0.52%
                 PROVINCE OF ONTARIO NOTE
 10,000,000        7.375%, 01/27/03 ...................         AA3       10,549
                                                                        --------
                NONDEPOSITORY INSTITUTIONS--3.01%
                 GATX CAPITAL CORP NOTE
 10,000,000        6.500%, 11/01/00 ...................        BAA3       10,073
                 GENERAL ELECTRIC CAPITAL
                  CORP NOTE
 10,000,000        5.600%, 01/14/00 ...................         AAA        9,987
                 HELLER FINANCIAL, INC NOTE
  5,000,000        6.250%, 03/01/01 ...................          A3        5,005
                 MBNA CORP (SR NOTE)
  5,000,000        6.875%, 10/01/99 ...................        BAA2        5,046
                 MONEY STORE, INC NOTE
  8,000,000        8.050%, 04/15/02 ...................         BA1        8,475
 20,000,000        8.375%, 04/15/04 ...................         BA1       22,051
                                                                        --------
                                                                          60,637
                                                                        --------
                OIL AND GAS EXTRACTION--0.86%
                 ORYX ENERGY CO NOTE
  5,000,000        8.000%, 10/15/03 ...................         BA1        5,266
                 PETRO GEO-SERVICES ASA
                  (SR NOTE)
  9,000,000        7.125%, 03/30/28 ...................        BAA3        9,108
                 VASTAR RESOURCES, INC NOTE
  3,000,000        6.000%, 04/20/00 ...................        BAA1        2,999
                                                                        --------
                                                                          17,373
                                                                        --------
                OTHER MORTGAGE BACKED
                 SECURITIES--1.63%
                 CRIIMI MAE CMBS CORP
                  SERIES 1998-1 (CLASS A1)
  9,000,000      ^ 5.697%, 10/20/01 ...................         AAA        8,913
                 CRIIMI MAE CMBS CORP
                  SERIES 1998-1 (CLASS A3)
  9,000,000      ^ 6.306%, 12/20/07 ...................         AAA        8,840
                 CS FIRST BOSTON MORTGAGE
                 SECURITIES CORP SERIES 1998-C1
                  (CLASS A1A)
 15,000,000        6.260%, 05/17/08 ...................         AAA       15,098
                                                                        --------
                                                                          32,851
                                                                        --------
                PERSONAL SERVICES--1.14%
                 LOEWEN GROUP, INC DEB
 18,000,000      ^ 6.700%, 10/01/99 ...................         BA1       18,054
                 SERVICE CORP INTERNATIONAL
                  (SR NOTE)
  5,000,000        6.300%, 03/15/20 ...................         BA1        4,993
                                                                        --------
                                                                          23,047
                                                                        --------
                PETROLEUM AND COAL
                 PRODUCTS--0.15%
  3,000,000      VALERO ENERGY CORP DEB
                 ^ 6.750%, 12/15/02 ...................        BAA2        3,035
                                                                        --------
                PRINTING AND PUBLISHING--2.02%
                 COX ENTERPRISES SERIES 1997-1
                  (PASS THRU CERT)
  5,000,000      ^ 6.250%, 08/26/99 ...................        BAA1        5,010
                 NEWS AMERICA HOLDINGS DEB
 10,475,000        8.875%, 04/26/23 ...................        BAA3       12,480
                 TIME WARNER INC
                  (PASS THRU ASSET TR)
 10,000,000      ^ 4.900%, 07/29/99 ...................        BAA3        9,852
                 TIME WARNER, INC DEB
 10,000,000        7.250%, 10/15/17 ...................        BAA3       10,430
                 ZIFF-DAVIS, INC
                  (SR SUB NOTE)
  3,000,000        8.500%, 05/01/08 ...................          B2        3,030
                                                                        --------
                                                                          40,802
                                                                        --------
                RAILROAD TRANSPORTATION--0.32%
                 UNION PACIFIC RAILROAD DEB
  6,229,000        8.500%, 01/15/17 ...................        BAA3        6,468
                                                                        --------
                SECURITY AND COMMODITY BROKERS--2.01%
                 DONALDSON LUFKIN & JENRETTE, INC
                  (MEDIUM TERM NOTE)
  5,000,000        6.900%, 10/01/07 ...................          A3        5,184
  3,000,000        6.500%, 06/01/08 ...................          A3        3,000

                       See notes to financial statements.

                                                              MOODY'S      VALUE
    PRINCIPAL                                                 RATINGS      (000)
    ---------                                                 -------      -----

                SECURITY AND COMMODITY
                 BROKERS--(CONTINUED)
                 LEHMAN BROTHERS
                  HOLDINGS, INC NOTE
$ 6,450,000        6.900%, 01/29/01 ...................        BAA1     $  6,575
 10,000,000        7.250%, 10/15/03 ...................        BAA1       10,440
  5,000,000        7.375%, 05/15/04 ...................        BAA1        5,264
                 MORGAN STANLEY DEAN WITTER
                  (SR NOTE)
 10,000,000        5.890%, 03/20/00 ...................          A1       10,019
                                                                        --------
                                                                          40,482
                                                                        --------
                TOBACCO PRODUCTS--0.49%
                 PHILLIP MORRIS COS, INC NOTE
 10,000,000        6.150%, 03/15/00 ...................          A2       10,000
                                                                        --------
                TRANSPORTATION BY AIR--0.59%
                 DELTA AIRLINES, INC SERIES 1993-A2
                  (PASS THRU TR)
  5,000,000        10.500, 04/30/16 ...................        BAA1        6,652
                 NORTHWEST AIRLINES CORP
                  SERIES 971B (PASS THRU CERT)
  4,958,039        7.248%, 07/02/14 ...................        BAA2        5,195
                                                                        --------
                                                                          11,847
                                                                        --------
                TRANSPORTATION EQUIPMENT--0.25%
                 FEDERAL MOGUL CORP NOTE
  5,000,000        7.500%, 07/01/04 ...................         BA2        4,995
                                                                        --------
               TOTAL CORPORATE BONDS
                (COST $721,524)........................                  726,147
                                                                        --------
               GOVERNMENT BONDS--59.48%
                AGENCY SECURITIES--14.33%
                 FEDERAL HOME LOAN BANK (FHLB)
 16,000,000        6.035%, 09/27/99 ...................                   16,068
 10,000,000        6.110%, 09/18/01 ...................                    9,970
 19,500,000        5.370%, 01/16/03 ...................                   19,244
                 FEDERAL HOME LOAN
                  MORTGAGE CORP (FHLMC)
 41,000,000        5.750%, 07/15/03 ...................                   41,019
  3,000,000        7.100%, 04/10/07 ...................                    3,260
                 FEDERAL NATIONAL MORTGAGE
                  ASSOCIATION (FNMA)
 13,000,000        5.940%, 09/10/99 ...................                   13,045
 52,500,000        5.570%, 03/17/00 ...................                   52,426
 10,000,000        5.650%, 04/28/00 ...................                   10,000
 10,000,000        5.970%, 10/02/00 ...................                   10,053
  3,000,000        8.250%, 12/18/00 ...................                    3,172
 28,000,000        5.625%, 03/15/01 ...................                   27,956
  5,000,000        6.850%, 09/12/05 ...................                    5,062
  5,000,000        6.210%, 11/07/07 ...................                    5,128
                 STUDENT LOAN MARKETING
                  ASSOCIATION (SLMA)
 62,500,000        5.570%, 03/17/00 ...................                   62,412
                 TENNESSEE VALLEY AUTHORITY DEB
 10,000,000        6.250%, 12/15/17 ...................                   10,319
                                                                        --------
                                                                         289,134
                                                                        --------
                GOVERNMENT BONDS--0.41%
                 NEW YORK CITY TAX LIEN SERIES
                  1996-1 (COLLECTABLE BOND)
    519,278      ^ 6.810%, 05/25/05 ...................         AAA          521
                 U.S. DEPT OF VETERNS (CLASS 2-1)
                  (MTGE PASS THRU CERT)
  7,500,000        7.500%, 09/15/17 ...................         AAA        7,698
                                                                        --------
                                                                           8,219
                                                                        --------
                MORTGAGE BACKED SECURITIES--27.00%
                 FEDERAL HOME LOAN
                  MORTGAGE CORP (FHLMC)
  2,943,281        5.500%, 09/01/00 ...................                    2,914
  4,074,364        7.000%, 09/01/10 ...................                    4,170
  5,766,113        6.000%, 04/01/11 ...................                    5,742
  2,795,361        7.000%, 05/01/23 ...................                    2,841
  2,981,754        8.500%, 07/01/24 ...................                    3,112
  3,899,397        8.500%, 06/01/25 ...................                    4,070
                 FEDERAL NATIONAL
                  MORTGAGE ASSOCIATION (FNMA)
  2,428,960        7.500%, 08/01/01 ...................                    2,458
  3,628,677        6.000%, 12/01/02 ...................                    3,620
  1,424,614        6.000%, 12/01/08 ...................                    1,416
  3,300,277        7.000%, 04/01/09 ...................                    3,373
 13,743,824        6.500%, 05/01/09 ...................                   13,867
  3,008,926        7.500%, 11/01/10 ...................                    3,099
  2,360,703        8.000%, 06/01/11 ...................                    2,442
    646,537        8.000%, 07/01/11 ...................                      669
 10,893,361        7.000%, 01/01/12 ...................                   11,093
 29,611,130        6.500%, 03/01/13 ...................                   29,781
 14,000,000      @ 6.500%, 07/25/13 ...................                   14,079
  1,294,861        6.500%, 02/01/16 ...................                    1,299
    950,597        6.500%, 03/01/16 ...................                      954
  1,709,474        6.500%, 04/01/16 ...................                    1,712
  9,055,437        8.000%, 03/01/23 ...................                    9,396
  9,490,035        8.500%, 12/01/24 ...................                    9,908
  3,660,584        9.000%, 11/01/25 ...................                    3,874
 65,000,000        6.500%, 06/01/28 ...................                   64,745
 84,000,000      @ 6.500%, 08/25/28 ...................                   83,606
 98,500,000      @ 7.000%, 08/25/28 ...................                   99,793
 48,000,000      @ 7.500%, 08/25/28 ...................                   49,200
                 GOVERNMENT NATIONAL
                  MORTGAGE ASSOCIATION (GNMA)
    486,733        8.500%, 10/15/09 ...................                      512
  1,042,682        8.500%, 12/15/09 ...................                    1,096
  3,734,688        9.000%, 12/15/09 ...................                    4,002
  1,000,518        8.500%, 01/15/10 ...................                    1,051
    176,349        9.000%, 06/15/16 ...................                      190
    309,927        9.000%, 08/15/16 ...................                      333
    563,860        9.000%, 09/15/16 ...................                      606
    174,450        9.000%, 10/15/16 ...................                      188
    155,321        9.000%, 11/15/16 ...................                      167
    639,004        9.000%, 12/15/16 ...................                      687
  2,520,048        9.500%, 12/15/16 ...................                    2,732
    233,324        9.000%, 07/15/17 ...................                      250
    214,419        9.000%, 06/15/20 ...................                      231
  3,669,706        6.875%, 03/20/22 ...................                    3,760
  6,568,149        6.875%, 02/20/23 ...................                    6,722
  6,466,585        6.500%, 09/15/23 ...................                    6,481
 10,396,298        7.000%, 12/20/23 ...................                   10,638
  4,029,624        6.500%, 01/15/24 ...................                    4,037
  2,418,135        6.500%, 03/15/24 ...................                    2,423

                       See notes to financial statements.

                                                             MOODY'S      VALUE
  PRINCIPAL                                                  RATINGS      (000)
  ---------                                                  -------      -----
                MORTGAGE BACKED
                 SECURITIES--(CONTINUED)
                 GOVERNMENT NATIONAL
                  MORTGAGE ASSOCIATION (GNMA)
$15,986,084        6.500%, 05/15/24 ...................               $   16,021
  3,173,664        8.000%, 06/15/24 ...................                    3,289
  4,930,624        6.500%, 09/15/24 ...................                    4,940
  1,680,289        7.000%, 12/15/25 ...................                    1,708
 24,623,678        7.000%, 10/15/27 ...................                   25,027
 14,236,834        7.000%, 04/15/28 ...................                   14,470
                                                                      ----------
                                                                         544,794
                                                                      ----------
                OTHER MORTGAGE BACKED
                 SECURITIES--1.02%
                 EASTVIEW CREDIT CORP (CLASS A)
                  (COMMERCIAL MTGE PASS THRU)
  5,000,000        6.950%, 06/15/04 ...................         N/R        5,181
                 MORGAN STANLEY CAPITAL I
                  SERIES 1998-WF2 (CLASS A2)
 15,000,000        6.540%, 05/15/08 ...................         AAA       15,326
                                                                      ----------
                                                                          20,507
                                                                      ----------
                U.S. TREASURY SECURITIES--16.72%
                 U.S. TREASURY BOND
 58,000,000        5.625%, 05/15/08 ...................                   58,788
 13,000,000        10.375%, 11/15/09 ..................                   16,244
 65,170,000        7.500%, 11/15/16 ...................                   78,235
 82,150,000        8.000%, 11/15/21 ...................                  105,896
 31,300,000        7.625%, 11/15/22 ...................                   39,008
                 U.S. TREASURY NOTE
 10,000,000        5.750%, 09/30/99 ...................                   10,027
  5,000,000        7.500%, 11/15/01 ...................                    5,296
  4,500,000        6.625%, 03/31/02 ...................                    4,661
  5,000,000        6.375%, 08/15/02 ...................                    5,153
                  U.S. TREASURY STRIP
 23,000,000        0.000%, 05/15/07 ...................                   14,072
                                                                      ----------
                                                                         337,380
                                                                      ----------
               TOTAL GOVERNMENT BONDS
                (COST $1,185,821) .....................                1,200,034
                                                                      ----------

               TOTAL BONDS
                (COST $1,907,345) .....................                1,926,181
                                                                      ----------
     SHARES
     ------

              PREFERRED STOCK--0.68%
               HOLDING AND OTHER INVESTMENT OFFICES--0.27%
     50,000      NB CAPITAL CORP
                 8.35% 09/03/07 .......................                    5,443
                                                                      ----------
               REAL ESTATE--0.41%
    160,000        DUKE REALTY INVESTMENT .............                    8,200
                                                                      ----------
               TOTAL PREFERRED STOCK
                (COST $13,619) ........................                   13,643
                                                                      ----------
  PRINCIPAL
  ---------

              SHORT TERM INVESTMENTS--27.19%
                 BANK OF NEW YORK
                  COLLATERILIZED ASSETS--12.21% .......                  246,390
                                                                      ----------

                COMMERCIAL PAPER--14.98%
                 CONSECO, INC
 35,000,000     *~ 5.710%, 07/06/98 ...............                       34,965
                 COX COMMUNICATIONS, INC
 12,000,000     *~ 5.700%, 07/08/98 ...............                       11,985
                 CSX CORP
  7,500,000      ~ 5.670%, 08/10/98 ...............                        7,451
 33,500,000     *~ 5.680%, 08/10/98 ...............                       33,282
                 DAYTON HUDSON CORP
 25,000,000      * 5.650%, 07/08/98 ...............                       24,968
                 LOCKHEED MARTIN
 25,000,000     *~ 5.650%, 07/08/98 ...............                       24,968
                 NEW YORK STATE ELECTRIC &
                  GAS CORP
 15,900,000     *~ 5.750%, 07/06/98 ...............                       15,884
                 OCCIDENTAL PETROLEUM CORP
 40,000,000     *~ 5.680%, 07/08/98 ...............                       39,948
                 RAYTHEON CO
 15,000,000     *~ 5.690%, 07/07/98 ...............                       14,982
 36,000,000     *~ 5.680%, 08/10/98 ...............                       35,765
                 SONAT, INC
 10,000,000      * 5.650%, 07/09/98 ...............                        9,986
                 TEXAS UTILITIES CO
 13,000,000    *^~ 5.680%, 08/10/98 ...............                       12,915
                 TEXTRON, INC
  5,050,000        6.450%, 07/01/98 ...............                        5,049
                 TYSON FOODS, INC
 30,000,000      * 5.670%, 07/08/98 ...............                       29,961
                                                                      ----------
                                                                         302,109
                                                                      ----------
               TOTAL SHORT TERM INVESTMENTS
                (COST $548,561) .......................                  548,499
                                                                      ----------
               TOTAL PORTFOLIO
                (Cost $2,469,525) .....................               $2,488,323
                                                                      ==========

----------
~ Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933, as amended.
^ Security is exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration normally to qualified institutional buyers.At June 30, 1998, the value of these securities amounted to $162,810,840 or 8.07% of net assets.
* All or a portion of this security has been segregated by the Custodian to cover margin or other requirements on open futures contracts, covered call options written and securities purchased on a delayed delivery basis.
@  These securities were purchased on a delayed delivery basis.

----------
OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investment in debt securities, is as follows:

                           MOODY'S RATINGS
                  AAA, AA, A              14.00%
                  BAA                     17.98%
                  BA                       6.78%
                  B                        0.16%
                  N/R                      0.27%

U.S. Government obligations represent 60.81% of the long-term debt portfolio value.

Moody's ratings are provided by Moody's Investors Services.

                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
           STATEMENT OF INVESTMENTS--SOCIAL CHOICE ACCOUNT (UNAUDITED)
                                  JUNE 30, 1998

                               SUMMARY BY INDUSTRY
                                      (000)
                                                     Value                %
                                                     -----             -------
BONDS
 CORPORATE BONDS
  ASSET BACKED .........................         $   74,143                2.64%
  BUSINESS SERVICES ....................              4,969                0.18
  CHEMICALS AND ALLIED PRODUCTS ........             14,187                0.51
  COMMUNICATIONS .......................             41,497                1.48
  DEPOSITORY INSTITUTIONS ..............             46,034                1.64
  EATING AND DRINKING PLACES ...........             19,983                0.71
  ELECTRIC, GAS, AND SANITARY SERVICES .             30,853                1.10
  FOOD AND KINDRED PRODUCTS ............              9,988                0.36
  FOOD STORES ..........................             12,047                0.43
  GENERAL MERCHANDISE STORES ...........             15,857                0.56
  HEALTH SERVICES ......................              3,053                0.11
  INDUSTRIAL MACHINERY AND EQUIPMENT ...              5,001                0.18
  INSURANCE CARRIERS ...................              5,347                0.19
  MOTION PICTURES ......................             18,512                0.66
  NONDEPOSITORY INSTITUTIONS ...........             41,254                1.47
  OIL AND GAS EXTRACTION ...............              5,266                0.19
  PERSONAL SERVICES ....................              5,259                0.19
  PETROLEUM AND COAL PRODUCTS ..........              5,169                0.18
  PRINTING AND PUBLISHING ..............             12,892                0.46
  SECURITY AND COMMODITY BROKERS .......             22,094                0.79
  TRANSPORTATION BY AIR ................             14,867                0.52
                                                 ----------          ----------
TOTAL CORPORATE BONDS
 (COST $404,388) .......................            408,272               14.55
                                                 ----------          ----------
  GOVERNMENT BONDS
  AGENCY SECURITIES ....................             94,220                3.36
  MORTGAGE BACKED SECURITIES ...........            321,763               11.46
  OTHER MORTGAGE BACKED SECURITIES .....             20,435                0.73
  U.S. TREASURY SECURITIES .............            223,404                7.95
                                                 ----------          ----------
TOTAL GOVERNMENT BONDS
 (COST $649,012) .......................            659,822               23.50
                                                 ----------          ----------
TOTAL BONDS
 (COST $1,053,400) .....................          1,068,094               38.05
                                                 ----------          ----------
COMMON STOCK
  APPAREL AND ACCESSORY STORES .........              4,367                0.16
  APPAREL AND OTHER TEXTILE PRODUCTS ...              1,578                0.06
  AUTO REPAIR, SERVICES AND PARKING ....                107                0.00
  BUILDING MATERIALS AND
    GARDEN SUPPLIES ....................             14,997                0.53
  BUSINESS SERVICES ....................             89,200                3.18
  CHEMICALS AND ALLIED PRODUCTS ........            240,166                8.56
  COMMUNICATIONS .......................            158,089                5.63
  DEPOSITORY INSTITUTIONS ..............            164,785                5.87
  EATING AND DRINKING PLACES ...........             17,968                0.64
  ELECTRIC, GAS, AND SANITARY SERVICES .             61,269                2.18
  ELECTRONIC AND OTHER ELECTRIC
    EQUIPMENT ..........................             42,998                1.53
  FABRICATED METAL PRODUCTS ............              7,769                0.28
  FOOD AND KINDRED PRODUCTS ............            143,611                5.12
  FOOD STORES ..........................              7,338                0.26
  FURNITURE AND HOMEFURNISHING
    STORES .............................                106                0.00
  GENERAL BUILDING CONTRACTORS .........              1,716                0.06
  GENERAL MERCHANDISE STORES ...........             42,288                1.51
  HEALTH SERVICES ......................             11,174                0.40
  HOTELS AND OTHER LODGING PLACES ......                 93                0.00
  INDUSTRIAL MACHINERY AND EQUIPMENT ...            131,238                4.68
  INSTRUMENTS AND RELATED PRODUCTS .....             42,293                1.51
  INSURANCE AGENTS, BROKERS AND
    SERVICE ............................              5,312                0.19
  INSURANCE CARRIERS ...................             84,908                3.02
  MISCELLANEOUS MANUFACTURING
    INDUSTRIES .........................             39,863                1.42
  MISCELLANEOUS RETAIL .................              8,502                0.30
  MOTION PICTURES ......................             20,831                0.74
  NONDEPOSITORY INSTITUTIONS ...........             95,212                3.39
  OIL AND GAS EXTRACTION ...............             65,547                2.34
  PAPER AND ALLIED PRODUCTS ............             23,658                0.84
  PERSONAL SERVICES ....................              4,386                0.16
  PETROLEUM AND COAL PRODUCTS ..........             14,284                0.51
  PRIMARY METAL INDUSTRIES .............              7,065                0.25
  PRINTING AND PUBLISHING ..............             36,483                1.30
  RAILROAD TRANSPORTATION ..............             12,557                0.45
  REAL ESTATE ..........................              5,653                0.20
  RUBBER AND MISCELLANEOUS PLASTIC
    PRODUCTS ...........................             10,684                0.38
  SECURITY AND COMMODITY BROKERS .......             37,995                1.35
  TRANSPORTATION BY AIR ................             11,546                0.41
  TRANSPORTATION EQUIPMENT .............              7,310                0.26
  TRUCKING AND WAREHOUSING .............              1,000                0.04
  WHOLESALE TRADE--DURABLE GOODS .......             11,263                0.40
  WHOLESALE TRADE--NONDURABLE GOODS ....             10,728                0.38
                                                 ----------          ----------
 TOTAL COMMON STOCK
  (COST $858,942) ......................          1,697,937               60.49
                                                 ----------          ----------
  SHORT TERM INVESTMENTS
   BANK OF NEW YORK COLLATERALIZED
     ASSETS ............................            225,180                8.02
   COMMERCIAL PAPER ....................            181,376                6.46
                                                 ----------          ----------
 TOTAL SHORT TERM INVESTMENTS
  (COST $406,593) ......................            406,556               14.48
                                                 ----------          ----------
 TOTAL PORTFOLIO
  (COST $2,318,935) ....................          3,172,587              113.02
     OTHER ASSETS & LIABILITIES, NET ...           (365,632)             (13.02)
                                                 ----------          ----------
  NET ASSETS ...........................         $2,806,955              100.00%
                                                 ==========          ==========

                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
           STATEMENT OF INVESTMENTS--SOCIAL CHOICE ACCOUNT (UNAUDITED)
                                  JUNE 30, 1998

                                                             MOODY'S      VALUE
  PRINCIPAL                                                  RATINGS      (000)
  ---------                                                  -------      -----
              BONDS--38.05%
               CORPORATE BONDS--14.55%
                ASSET BACKED--2.64%
                 AMERICAN EXPRESS MASTER
                  TR SERIES 1994-2 (CLASS A)
$ 3,125,000        7.600%, 08/15/02 ...................         AAA  $     3,268
                 CITIBANK CREDIT CARD MASTER
                  TR SERIES 1998-6 (CLASS A)
  5,000,000        5.855%, 04/10/03 ...................         AAA        4,999
                 CHASE CREDIT CARD MASTER
                  TR SERIES 1997-2 (CLASS B)
  8,000,000        6.450%, 04/15/03 ...................          A2        8,078
                 CITIBANK CREDIT CARD MASTER
                  TR SERIES 1997-2 (CLASS B)
  3,000,000        6.700%, 02/15/04 ...................          A2        3,060
                 EQUICREDIT HOME EQUITY LOAN
                  TR SERIES 1998-2 (CLASS AF3)
 20,000,000        6.229%, 03/15/13 ...................         AAA       20,009
                 FLEETWOOD CREDIT GRANTOR
                  TR SERIES 1993-B (CLASS A)
  2,562,730        4.950%, 08/15/08 ...................         AAA        2,523
                 NATIONSCREDIT GRANTOR
                  TR SERIES 1997-2
                  (CLASS A1)
  4,090,352        6.350%, 04/15/14 ...................         AAA        4,120
                 NATIONSBANK CREDIT CARD
                  MASTER TR SERIES
                  1993-2 (CLASS B)
  7,000,000        6.250%, 12/15/05 ...................          A2        7,007
                 STANDARD CREDIT CARD
                  MASTER TR SERIES
                  1991-6 (CLASS B)
  2,570,000        8.350%, 01/07/00 ...................          A2        2,599
                 UCFC HOME EQUITY LOAN
                  SERIES 1998-A (CLASS A3)
  7,500,000        6.255%, 01/15/18 ...................         AAA        7,506
                 UCFC HOME EQUITY LOAN
                  SERIES 1998-B (CLASS A8)
  5,000,000        6.180%, 10/15/29 ...................         AAA        4,978
                 UCFCM SERIES 1997-2
                  (CLASS B1) (SUB DEB)
  6,000,000        7.370%, 02/15/18 ...................        BAA2        5,996
                                                                     -----------
                                                                          74,143
                                                                     -----------
                BUSINESS SERVICES--0.18%
                 COMPUTER ASSOCIATES
                  INTERNATIONAL DEB
  5,000,000       ^ 6.375%, 04/15/05 ..................        BAA1        4,969
                                                                     -----------
                CHEMICALS AND ALLIED
                 PRODUCTS--0.51%
                 MERCK & CO, INC
                 (MEDUIM TERM NOTE)
  5,000,000        5.760%, 05/03/37 ...................         AAA        5,183
                 PRAXAIR, INC NOTE
  9,000,000        6.150%, 04/15/03 ...................          A3        9,004
                                                                     -----------
                                                                          14,187
                                                                     -----------
                COMMUNICATIONS--1.48%
                 BELLSOUTH
                  TELECOMMUNICATIONS NOTE
  8,000,000        6.000%, 06/15/02 ...................         AAA        8,004
                 COX COMMUNICIATIONS, INC
                  (CLASS A) NOTE
  3,500,000        8.700%, 06/15/99 ...................        BAA2        3,589
                 NEW YORK TELEPHONE CO DEB
  7,000,000        9.375%, 07/15/31 ...................          A2        7,946
  3,000,000        7.250%, 02/15/24 ...................          A2        3,055
                 VIACOM INTERNATIONAL, INC
                  (SUB DEB)
    205,000        8.000%, 07/07/06 ...................         BA2          212
                 VIACOM, INC (SR NOTE)
 10,000,000        7.750%, 06/01/05 ...................         BA2       10,655
                 WORLDCOM, INC (SR NOTE)
  7,651,000        9.375%, 01/15/04 ...................        BAA2        8,036
                                                                     -----------
                                                                          41,497
                                                                     -----------
                DEPOSITORY
                 INSTITUTIONS--1.64%
                 BANKERS TRUST NEW YORK
                  CORP NOTE
  5,000,000        6.750%, 10/03/01 ...................          A2        5,085
                 CAPITAL ONE BANK (SR NOTE)
 10,000,000        6.260%, 05/07/01 ...................        BAA3       10,012
                 CHASE MANHATTAN CORP
                  (SUB NOTE)
  5,000,000        8.500%, 02/15/02 ...................          A1        5,382
                 FIRST UNION CORP
                  (SUB NOTE)
 10,000,000        6.400%, 04/01/08 ...................          A2       10,034
                 NATIONSBANK CORP (SR NOTE)
 10,000,000        5.750%, 03/15/01 ...................         AA3        9,943
                 WACH0VIA CAPITAL TR DEB
  5,000,000      ^ 7.965%, 06/01/27 ...................         AA3        5,578
                                                                     -----------
                                                                          46,034
                                                                     -----------
                EATING AND DRINKING
                 PLACES--0.71%
                 MCDONALD'S CORP NOTE
 13,000,000        5.900%, 05/11/01 ...................         AA2       12,979
  7,000,000        6.000%, 06/23/02 ...................         AA2        7,004
                                                                     -----------
                                                                          19,983
                                                                     -----------
                ELECTRIC, GAS, AND SANITARY
                 SERVICES--1.10%
                 EL PASO NATURAL GAS CO NOTE
  5,000,000        6.750%, 11/15/03 ...................        BAA2        5,115
                 IDAHO POWER CO
                  (FIRST MTGE BOND)
  9,000,000        8.650%, 01/01/00 ...................          A2        9,346
                 PUGET SOUND POWER &
                  LIGHT CO (MEDIUM TERM NOTE)
  5,000,000        8.060%, 06/19/06 ...................        BAA1        5,583
                 SONAT, INC NOTE
  5,000,000        6.750%, 10/01/07 ...................          A3        5,086
                 TEXAS GAS TRANSMISSION DEB
  5,500,000        7.250%, 07/15/27 ...................        BAA1        5,723
                                                                     -----------
                                                                          30,853
                                                                     -----------

                       See notes to financial statements.

                                                             MOODY'S     VALUE
  PRINCIPAL                                                  RATINGS     (000)
  ---------                                                  -------     -----

                FOOD AND KINDRED
                 PRODUCTS--0.36%
                  COCA COLA
                  (PUTABLE ASSET TR) DEB
$10,000,000      ^ 6.000%, 03/15/11 ...................          A3  $     9,988
                                                                     -----------
                FOOD STORES--0.43%
                 KROGER CO NOTE
  2,000,000        6.000%, 07/01/00 ...................        BAA3        9,989
                                                                     -----------
                                                                          12,047
                                                                     -----------
                GENERAL MERCHANDISE
                 STORES--0.56%
                 WAL-MART STORES, INC NOTE
 10,000,000        5.850%, 06/01/00 ...................         AA2        9,988
  5,500,000        8.625%, 04/01/01 ...................         AA2        5,869
                                                                     -----------
                                                                          15,857
                                                                     -----------
                HEALTH SERVICES--0.11%
                 TENET HEALTHCARE CORP
                  (SR NOTE)
  3,000,000        7.875%, 01/15/03 ...................         BA1        3,053
                                                                     -----------
                INDUSTRIAL MACHINERY AND
                 EQUIPMENT--0.18%
                 IBM CORP DEB
  5,000,000        6.500%, 01/15/28 ...................          A1        5,001
                                                                     -----------
                INSURANCE CARRIERS--0.19%
                  HANCOCK (JOHN) MUTUAL
                  LIFE INSURANCE CO
                  (SURPLUS NOTE)
  3,000,000      ^ 7.375%, 02/15/24 ...................          A1        3,251
                 TRAVELERS CAPITAL CORP DEB
  2,000,000        7.750%, 12/01/36 ...................         AA3        2,096
                                                                     -----------
                                                                           5,347
                                                                     -----------
                MOTION PICTURES--0.66%
                 WALT DISNEY CO NOTE
 10,000,000        5.600%, 01/13/00 ...................          A2        9,990
                 TIME WARNER ENTERTAINMENT
                  NOTE
  6,500,000        10.150%, 05/01/12 ..................        BAA2        8,522
                                                                     -----------
                                                                          18,512
                                                                     -----------
                NONDEPOSITORY
                 INSTITUTIONS--1.47%
                 AMERITECH CAPITAL FUNDING
                  CORP (GUARANTEE NOTE)
  7,000,000        5.650%, 01/15/01 ...................         AA3        6,965
                 FINOVA CAPITAL CORP NOTE
  5,000,000      ^ 6.125%, 11/01/99 ...................        BAA1        5,006
 10,000,000        6.375%, 05/15/05 ...................        BAA1       10,075
                 IBM CREDIT CORP (SR NOTE)
 10,000,000        5.790%, 03/20/00 ...................          A1        9,999
                 MBNA CORP (SR NOTE)
  4,030,000        6.500%, 09/15/00 ...................        BAA2        4,047
                 SEARS ROEBUCK ACCEPTANCE
                  CORP (MEDIUM TERM NOTE)
   5,000,00        6.990%, 09/30/02 ...................          A2        5,162
                                                                     -----------
                                                                          41,254
                                                                     -----------
                OIL AND GAS EXTRACTION--0.19%
                 ORYX ENERGY CO NOTE
  5,000,000        8.000%, 10/15/03 ...................         BA1        5,266
                                                                     -----------
                PERSONAL SERVICES--0.19%
                 SERVICE CORP INTERNATIONAL NOTE
  5,000,000        7.375%, 04/15/04 ...................        BAA1        5,259
                                                                     -----------
                PETROLEUM AND COAL
                 PRODUCTS--0.18%
                 LYONDELL PETROCHEMICAL
                  CO NOTE
  5,000,000        10.000%, 06/01/99 ..................        BAA3        5,169
                                                                     -----------
                PRINTING AND PUBLISHING--0.46%
                  COX ENTERPRISES SERIES
                  1997-1 (PASS THRU CERT)
  5,000,000       ^ 6.250%, 08/26/99 ..................        BAA1        5,010
                  TIME WARNER, INC
                  (PASS THRU ASSET TR)
  8,000,000       ^ 4.900%, 07/29/99 ..................        BAA3        7,882
                                                                     -----------
                                                                          12,892
                                                                     -----------
                SECURITY AND COMMODITY
                 BROKERS--0.79%
                 BEAR STEARNS CO, INC NOTE
 10,000,000        6.200%, 03/30/03 ...................          A2       10,021
                 MORGAN STANLEY DEAN
                  WITTER (SR NOTE)
  7,000,000        6.090%, 03/09/11 ...................          A1        7,036
                 SALOMON SMITH BARNEY
                  HOLDINGS NOTE
  5,000,000        6.375%, 10/01/04 ...................          A2        5,037
                                                                     -----------
                                                                          22,094
                                                                     -----------
                TRANSPORTATION BY AIR--0.52%
                 DELTA AIRLINES, INC SERIES
                  1992-B1 (PASS THRU CERT)
  2,381,886        8.270%, 09/23/07 ...................        BAA1        2,635
                 DELTA AIRLINES DEB
  4,999,589        8.950%, 01/12/12 ...................        BAA1        5,755
                 UNITED AIR LINES DEB
  4,975,000        9.750%, 08/15/21 ...................        BAA3        6,477
                                                                     -----------
                                                                          14,867
                                                                     -----------
                TOTAL CORPORATE BONDS
                 (COST $404,388) ......................                  408,272
                                                                     -----------
               GOVERNMENT BONDS--23.50%
                AGENCY SECURITIES--3.36%
                 FEDERAL HOME LOAN BANK
                  (FHLB)
  5,000,000        5.370%, 01/16/03 ...................                    4,934
                 FEDERAL HOME LOAN MORTGAGE
                  CORP (FHLMC)
  5,000,000        7.090%, 11/24/06 ...................                    5,049
                 FEDERAL NATIONAL MORTGAGE
                  ASSOCIATION (FNMA)
 11,000,000        5.570%, 03/17/00 ...................                   10,984
  5,000,000        5.970%, 10/02/00 ...................                    5,027
  2,000,000        6.375%, 10/13/00 ...................                    2,003
  1,000,000        8.250%, 12/18/00 ...................                    1,057
 10,000,000        5.625%, 03/15/01 ...................                    9,984
  1,000,000        7.400%, 07/01/04 ...................                    1,081
  9,000,000        7.875%, 02/24/05 ...................                   10,027
  8,000,000        5.800%, 02/22/06 ...................                    7,990
  5,000,000        6.210%, 11/07/07 ...................                    5,128
                 STUDENT LOAN MARKETING
                  ASSOCIATION (SLMA)
 31,000,000        5.570%, 03/17/00 ...................                   30,956
                                                                     -----------
                                                                          94,220
                                                                     -----------

                       See notes to financial statements.

                                                             MOODY'S     VALUE
  PRINCIPAL                                                  RATINGS     (000)
  ---------                                                  -------     -----

                MORTGAGE BACKED
                 SECURITIES--11.46%
                 FEDERAL HOME LOAN MORTGAGE
                  CORP (FHLMC)
$ 1,866,847        6.000%, 10/15/10 ...................              $     1,863
  3,938,046        6.000%, 03/01/11 ...................                    3,921
  1,118,806        7.000%, 05/01/23 ...................                    1,137
  2,981,754        8.500%, 07/01/24 ...................                    3,112
  2,002,393        8.500%, 06/01/25 ...................                    2,090
                 FEDERAL NATIONAL MORTGAGE
                  ASSOCIATION (FNMA)
  3,628,677        6.000%, 12/01/02 ...................                    3,620
    442,676        8.500%, 02/01/05 ...................                      453
  1,464,340        7.500%, 06/01/11 ...................                    1,507
  1,008,681        8.000%, 06/01/11 ...................                    1,044
  1,293,072        8.000%, 07/01/11 ...................                    1,338
    398,964        7.500%, 08/01/11 ...................                      410
    588,269        7.500%, 09/01/11 ...................                      605
  1,291,555        7.500%, 10/01/11 ...................                    1,329
  8,914,871        7.000%, 04/01/12 ...................                    9,079
  6,112,564        6.500%, 09/01/12 ...................                    6,148
 14,789,146        6.500%, 03/01/13 ...................                   14,874
 14,000,000      @ 6.500%, 07/25/13 ...................                   14,079
  2,483,530        8.000%, 03/01/23 ...................                    2,577
  6,326,691        8.500%, 12/01/24 ...................                    6,606
 30,000,000        6.500%, 06/01/28 ...................                   29,882
 51,500,000      @ 6.500%, 08/25/28 ...................                   51,258
 55,000,000      @ 7.000%, 08/25/28 ...................                   55,722
 36,000,000      @ 7.500%, 08/25/28 ...................                   36,900
                 GOVERNMENT NATIONAL
                  MORTGAGE ASSOCIATION (GNMA)
    597,818        8.500%, 09/15/09 ...................                      627
    543,703        8.500%, 10/15/09 ...................                      572
    372,528        8.500%, 12/15/09 ...................                      392
  3,610,956        9.000%, 12/15/09 ...................                    3,869
  3,311,091        9.000%, 12/15/17 ...................                    3,560
    238,584        9.000%, 03/15/20 ...................                      257
    240,917        9.000%, 08/15/20 ...................                      259
  3,669,706        6.875%, 03/20/22 ...................                    3,760
  3,259,986        8.000%, 06/15/22 ...................                    3,391
  3,818,152        7.000%, 07/20/22 ...................                    3,908
  3,926,506        7.000%, 10/20/22 ...................                    4,024
  3,536,698        6.875%, 02/20/23 ...................                    3,620
  3,662,049        7.000%, 07/20/23 ...................                    3,746
  5,575,931        7.000%, 10/15/23 ...................                    5,676
  2,190,133        7.000%, 11/15/23 ...................                    2,229
  5,357,277        7.000%, 12/20/23 ...................                    5,482
  2,972,779        7.375%, 05/20/24 ...................                    3,037
  4,566,654        5.500%, 04/20/27 ...................                    4,663
    339,192        7.000%, 10/15/27 ...................                      345
  4,981,026        7.000%, 04/15/28 ...................                    5,063
 13,508,437        7.000%, 05/15/28 ...................                   13,729
                                                                     -----------
                                                                         321,763
                                                                     -----------
                OTHER MORTGAGE BACKED
                 SECURITIES--0.73%
                 MORGAN STANLEY CAPITAL I
                  SERIES 1998-WF2 (CLASS A2)
 20,000,000        6.540%, 05/15/08 ...................         AAA       20,435
                                                                     -----------
                U.S. TREASURY
                 SECURITIES--7.95%
                 U.S. TREASURY BOND
  5,800,000        5.625%, 05/15/08 ...................                    5,879
 39,000,000        7.500%, 11/15/16 ...................                   46,818
 32,600,000        8.125%, 08/15/19 ...................                   42,074
 33,400,000        8.000%, 11/15/21 ...................                   43,055
  6,000,000        7.625%, 11/15/22 ...................                    7,478
  5,600,000        6.125%, 11/15/27 ...................                    6,001
                 U.S. TREASURY NOTE
  7,000,000        5.750%, 09/30/99 ...................                    7,019
 16,500,000      * 7.500%, 11/15/01 ...................                   17,477
 11,700,000        6.250%, 08/31/02 ...................                   12,005
 32,598,000      * 7.000%, 07/15/06 ...................                   35,598
                                                                     -----------
                                                                         223,404
                                                                     -----------
                TOTAL GOVERNMENT BONDS
                 (COST $649,012) ......................                  659,822
                                                                     -----------
               TOTAL BONDS
                 (COST $1,053,400) ....................                1,068,094
                                                                     -----------
     SHARES
     ------
               COMMON STOCK--60.49%
                APPAREL AND ACCESSORY
                 STORES--0.16%
     14,453     oABERCROMBIE & FITCH CO (CLASS A) ...........                636
     60,550      GAP, INC ...................................              3,731
                                                                     -----------
                                                                           4,367
                                                                     -----------
                APPAREL AND OTHER TEXTILE
                 PRODUCTS--0.06%
     15,800      LIZ CLAIBORNE, INC .........................                826
     14,600      VF CORP ....................................                752
                                                                     -----------
                                                                           1,578
                                                                     -----------
                AUTO REPAIR, SERVICES AND
                 PARKING--0.00%
      3,400      RYDER SYSTEM, INC ..........................                107
                                                                     -----------
                BUILDING MATERIALS AND
                 GARDEN SUPPLIES--0.53%
    180,550      HOME DEPOT, INC ............................             14,997
                                                                     -----------
                BUSINESS SERVICES--3.18%
     92,200      AUTOMATIC DATA PROCESSING, INC .............              6,719
     98,700      COGNIZANT CORP .............................              6,218
    117,125      COMPUTER ASSOCIATES
                  INTERNATIONAL, INC ........................              6,508
     59,100      DUN & BRADSTREET CORP ......................              2,128
    536,000     oMICROSOFT CORP .............................             58,089
     70,400      NEWELL COS, INC ............................              3,507
     82,200     oNOVELL, INC ................................              1,048
    202,862     oORACLE CORP ................................              4,983
                                                                     -----------
                                                                          89,200
                                                                     -----------
                CHEMICALS AND ALLIED
                 PRODUCTS--8.56%
    189,200      AIR PRODUCTS & CHEMICALS, INC ..............              7,568
      2,235     oALLERGAN SPECIALTY
                 THERAPEUTICS, INC (CLASS A) ................                 23
     44,700      ALLERGAN, INC ..............................              2,073
     48,100     oALZA CORP ..................................              2,080
      6,680     oALZA CORP WTS 12/31/99 .....................                  3
     87,900     oAMGEN, INC .................................              5,746
     68,600      AVON PRODUCTS, INC .........................              5,317

                       See notes to financial statements.

                                                                         VALUE
     SHARES                                                              (000)
     ------                                                              -----

                CHEMICALS AND ALLIED
                 PRODUCTS--(CONTINUED)
     26,900      BETZDEARBORN, INC ..........................        $     1,113
     40,300      CABOT CORP .................................              1,302
    131,500      CLOROX CO ..................................             12,542
    147,800      COLGATE PALMOLIVE CO .......................             13,006
      2,405     oCRESCENDO PHARMACEUTICALS CORP .............                 31
     49,200     oFOREST LABORATORIES, INC ...................              1,759
     18,812      FULLER (H.B.) CO ...........................              1,043
     36,800     oGENZYME CORP (GENERAL DIVISION) ............                941
      3,588     oGENZYME CORP
                  (TISSUE REPAIR DIVISION) ..................                 24
     45,750      HANNA (M.A.) CO ............................                838
     62,500      INTERNATIONAL FLAVORS &
                  FRAGRANCES, INC ...........................              2,715
     23,400     oIVAX CORP ..................................                216
    524,600      JOHNSON & JOHNSON CO .......................             38,689
    377,600      MERCK & CO, INC ............................             50,504
     34,500      MYLAN LABORATORIES, INC ....................              1,037
     70,700      NALCO CHEMICAL CORP ........................              2,483
      9,000      NCH CORP ...................................                577
    148,600      PRAXAIR, INC ...............................              6,956
    520,300      PROCTER & GAMBLE CO ........................             47,380
    314,600      SCHERING-PLOUGH CORP .......................             28,825
     80,462      SCHULMAN (A.), INC .........................              1,574
    108,200      SIGMA ALDRICH CORP .........................              3,801
                                                                     -----------
                                                                         240,166
                                                                     -----------
                COMMUNICATIONS--5.63%
    107,082     oAIRTOUCH COMMUNICATIONS, INC ...............              6,258
    325,400      AMERITECH CORP .............................             14,602
    380,600      AT & T CORP ................................             21,742
    497,164      BELL ATLANTIC CORP .........................             22,683
    335,000      BELLSOUTH CORP .............................             22,487
      6,300      COMCAST CORP (CLASS A) .....................                250
     23,050      COMCAST CORP (CLASS A) SPECIAL .............                936
     55,745     oCOX COMMUNICATIONS, INC (CLASS A) ..........              2,700
     61,368     oLIBERTY MEDIA GROUP (CLASS A) ..............              2,382
    100,100      MCI COMMUNICATIONS CORP ....................              5,818
    161,144     oMEDIA ONE GROUP, INC .......................              7,080
    524,878      SBC COMMUNICATIONS, INC ....................             20,995
     71,500      SPRINT CORP ................................              5,041
     93,394     oTELE-COMMUNICATIONS, INC (CLASS A) .........              3,590
    106,812     oTELECOM-TCI VENTURES GROUP (CLASS A) .......              2,143
    166,444      U.S. WEST, INC .............................              7,823
     76,931     oVIACOM, INC (CLASS B) ......................              4,481
      3,523     oVIACOM, INC (CLASS B) WTS 07/07/99 .........                 11
    145,900     oWORLDCOM, INC ..............................              7,067
                                                                     -----------
                                                                         158,089
                                                                     -----------
                DEPOSITORY INSTITUTIONS--5.87%
    190,701      BANC ONE CORP ..............................             10,643
     93,400      BANK OF N.Y. CO, INC .......................              5,668
    243,700      BANKAMERICA CORP ...........................             21,065
     13,600      BANKERS TRUST CORP .........................              1,578
    210,100      CHASE MANHATTAN CORP .......................             15,863
    131,391      CITICORP CO ................................             19,610
     82,140      FIRST CHICAGO NBD CORP .....................              7,280
     55,167      FLEET FINANCIAL GROUP, INC .................              4,606
     12,800      H.F. AHMANSON & CO .........................                909
     25,600      KEYCORP ....................................                912
    149,350      MBNA CORP ..................................              4,929
     77,500      MORGAN (J.P.) & CO, INC ....................              9,077
    230,934      NATIONSBANK CORP ...........................             17,666
    226,200      NORWEST CORP ...............................              8,454
    104,600      PNC BANK CORP ..............................              5,629
     99,000      SUNTRUST BANKS, INC ........................              8,050
    156,990      U.S. BANCORP ...............................              6,751
     58,400      WACHOVIA CORP ..............................              4,935
    114,012      WASHINGTON MUTUAL, INC .....................              4,952
     16,824      WELLS FARGO & CO ...........................              6,208
                                                                     -----------
                                                                         164,785
                                                                     -----------
                EATING AND DRINKING PLACES--0.64%
    102,200      DARDEN RESTAURANTS, INC ....................              1,622
    236,900      MCDONALDS CORP .............................             16,346
                                                                     -----------
                                                                          17,968
                                                                     -----------
                ELECTRIC, GAS, AND SANITARY
                 SERVICES--2.18%
     72,400      EL PASO NATURAL GAS CO .....................              2,769
     41,700      EQUITABLE RESOURCES, INC ...................              1,272
     32,500      IDAHO POWER CO .............................              1,125
    104,700      LOUISVILLE GAS & ELECTRIC ENERGY CORP ......              2,833
     30,800     oMARKETSPAN CORP ............................                922
     18,800      MCN ENERGY GROUP, INC ......................                468
     55,700      NICOR, INC .................................              2,235
    237,400      NIPSCO INDUSTRIES, INC .....................              6,647
     66,200      OGE ENERGY CORP ............................              1,787
    211,700      PACIFICORP .................................              4,790
      9,200      PEOPLES ENERGY CORP ........................                355
    279,800      POTOMAC ELECTRIC POWER CO ..................              7,012
    126,800      PUGET SOUND ENERGY, INC ....................              3,400
    134,740     oSEMPRA ENERGY ..............................              3,739
    193,400      SONAT, INC .................................              7,470
    174,600      TECO ENERGY, INC ...........................              4,681
    289,300      WILLIAMS COS, INC ..........................              9,764
                                                                     -----------
                                                                          61,269
                                                                     -----------
                ELECTRONIC AND OTHER ELECTRIC
                 EQUIPMENT--1.53%
     40,800     oADVANCED MICRO DEVICES, INC ................                696
     13,800      BALDOR ELECTRIC CO .........................                336
     25,600     oDSC COMMUNICATIONS CORP ....................                768
     17,900     oGLENAYRE TECHNOLOGIES, INC .................                192
    413,300      INTEL CORP .................................             30,636
     75,900     oMICRON TECHNOLOGY, INC .....................              1,883
     35,770      MOLEX, INC .................................                894
     45,400     oNATIONAL SEMICONDUCTOR CORP ................                599
     48,400     oSENSORMATIC ELECTRONICS CORP ...............                678
     21,300      THOMAS & BETTS CORP ........................              1,049
     50,605     oVISHAY INTERTECHNOLOGY, INC ................                908
     63,400      WHIRLPOOL CORP .............................              4,359
                                                                     -----------
                                                                          42,998
                                                                     -----------
                FABRICATED METAL PRODUCTS--0.28%
    116,500      ILLINOIS TOOL WORKS, INC ...................              7,769
                                                                     -----------
                FOOD AND KINDRED PRODUCTS--5.12%
    148,800      BESTFOODS, INC .............................              8,640
    237,000      CAMPBELL SOUP CO ...........................             12,591
    655,400      COCA COLA CO ...............................             56,037
     40,400      COCA COLA ENTERPRISES, INC .................              1,586
    102,000      GENERAL MILLS, INC .........................              6,974
    207,650      HEINZ (H.J.) CO ............................             11,654
    105,200      HERSHEY FOODS CORP .........................              7,259
    197,500      KELLOGG CO .................................              7,419
      5,800      MCCORMICK & CO, INC (NON-VOTE) .............                207
    418,400      PEPSICO, INC ...............................             17,233
    105,900      QUAKER OATS CO .............................              5,818

                       See notes to financial statements.

                                                                        VALUE
     SHARES                                                             (000)
     ------                                                             -----

                FOOD AND KINDRED PRODUCTS--(CONTINUED)
     21,790     oVLASIC FOODS INTERNATIONAL, INC ............        $       439
     98,800      WHITMAN CORP ...............................              2,266
     56,000      WRIGLEY (WM) JR CO .........................              5,488
                                                                     -----------
                                                                         143,611
                                                                     -----------
                FOOD STORES--0.26%
     88,300      ALBERTSONS, INC ............................              4,575
     47,600      AMERICAN STORES CO .........................              1,151
     37,600     oKROGER CO ..................................              1,612
                                                                     -----------
                                                                           7,338
                                                                     -----------
                FURNITURE AND HOMEFURNISHING
                 STORES--0.00%
      2,000      TANDY CORP .................................                106
                                                                     -----------
                GENERAL BUILDING
                 CONTRACTORS--0.06%
     28,600      HILLENBRAND INDUSTRIES, INC ................              1,716
                                                                     -----------
                GENERAL MERCHANDISE STORES--1.51%
      1,000     oFEDERATED DEPARTMENT STORES, INC ...........                 54
    148,600     oK MART CORP ................................              2,861
     33,600      MAY DEPARTMENT STORES CO ...................              2,201
     60,200      PENNEY (J.C.) CO, INC ......................              4,353
     24,600     oVENATOR GROUP, INC .........................                470
    532,500      WAL-MART STORES, INC .......................             32,349
                                                                     -----------
                                                                          42,288
                                                                     -----------
                HEALTH SERVICES--0.40%
    235,755      COLUMBIA/HCA HEALTHCARE CORP ...............              6,866
     14,600     oHUMANA, INC ................................                455
    123,300     oTENET HEALTHCARE CORP ......................              3,853
                                                                     -----------
                                                                          11,174
                                                                     -----------
                HOTELS AND OTHER LODGING
                 PLACES--0.00%
      5,500     oCIRCUS CIRCUS ENTERPRISES, INC .............                 93
                                                                     -----------
                INDUSTRIAL MACHINERY AND
                 EQUIPMENT--4.68%
     48,300     oAPPLE COMPUTER, INC ........................              1,386
    116,600     oAPPLIED MATERIALS, INC .....................              3,440
    242,950     oCISCO SYSTEMS, INC .........................             22,367
    430,510      COMPAQ COMPUTER CORP .......................             12,216
     30,600      CUMMINS ENGINE CO, INC .....................              1,568
    106,200      DEERE & CO .................................              5,615
    143,600     oDELL COMPUTER CORP .........................             13,328
     10,462      DIEBOLD, INC ...............................                302
    123,500     oDRESSER INDUSTRIES, INC ....................              5,442
     70,200      GRACO, INC .................................              2,448
    286,400      HEWLETT-PACKARD CO .........................             17,148
      7,840     oIMATION CORP ...............................                130
    271,800      INTERNATIONAL BUSINESS MACHINES CORP........             31,206
     24,700      NORDSON CORP ...............................              1,161
    109,800      PITNEY BOWES, INC ..........................              5,284
     90,400     oSMITH INTERNATIONAL, INC ...................              3,147
     94,800     oSUN MICROSYSTEMS, INC ......................              4,118
     30,238      TIMKEN CO ..................................                932
                                                                     -----------
                                                                         131,238
                                                                     -----------
                INSTRUMENTS AND RELATED
                 PRODUCTS--1.51%
     30,800      BAUSCH & LOMB, INC .........................              1,544
    130,300      BECTON DICKINSON & CO ......................             10,115
      6,500     oBIOMET, INC ................................                215
     51,900     oBOSTON SCIENTIFIC CORP .....................              3,717
     54,500      MALLINCKRODT, INC ..........................              1,618
    174,300      MEDTRONIC, INC .............................             11,112
      9,898     oST. JUDE MEDICAL, INC ......................                364
    133,900      XEROX CORP .................................             13,608
                                                                     -----------
                                                                          42,293
                                                                     -----------
                INSURANCE AGENTS, BROKERS AND
                 SERVICE--0.19%
     87,900      MARSH & MCLENNAN COS, INC ..................              5,312
                                                                     -----------
                INSURANCE CARRIERS--3.02%
    103,253      ALLSTATE CORP ..............................              9,454
    289,545      AMERICAN INTERNATIONAL GROUP, INC...........             42,274
         20     oBERKSHIRE HATHAWAY, INC (CLASS A) ..........              1,566
     49,700      CHUBB CORP .................................              3,995
     27,900      CIGNA CORP .................................              1,925
     10,500     oCNA FINANCIAL CORP .........................                489
     15,558      CONSECO, INC ...............................                727
     14,900      GENERAL REINSURANCE CORP ...................              3,777
      1,400      SAFECO CORP ................................                 64
     25,000      TRANSAMERICA CORP ..........................              2,878
    292,932      TRAVELERS GROUP, INC .......................             17,759
                                                                     -----------
                                                                          84,908
                                                                     -----------
                MISCELLANEOUS MANUFACTURING
                 INDUSTRIES--1.42%
     60,100      HASBRO, INC ................................              2,363
    126,691      MATTEL, INC ................................              5,361
    235,000      MINNESOTA MINING & MANUFACTURING CO.........             19,314
    203,570      TYCO INTERNATIONAL LTD .....................             12,825
                                                                     -----------
                                                                          39,863
                                                                     -----------
                MISCELLANEOUS RETAIL--0.30%
     26,200      CVS CORP ...................................              1,020
    104,800      SEARS ROEBUCK & CO .........................              6,399
     45,950     oTOYS R US, INC .............................              1,083
                                                                     -----------
                                                                           8,502
                                                                     -----------
                MOTION PICTURES--0.74%
    198,275      DISNEY (WALT) CO ...........................             20,831
                                                                     -----------
                NONDEPOSITORY INSTITUTIONS--3.39%
    198,400      AMERICAN EXPRESS CO ........................             22,618
     83,100      AMERICAN GENERAL CORP ......................              5,916
    115,300      ASSOCIATES FIRST CAPITAL CORP ..............              8,864
     21,200      BENEFICIAL CORP ............................              3,248
    372,600      FEDERAL NATIONAL MORTGAGE
                  ASSOCIATION................................             22,635
    218,944      FIRST UNION CORP ...........................             12,753
    199,900      FREDDIE MAC ................................              9,408
    122,610      HOUSEHOLD INTERNATIONAL, INC ...............              6,100
     74,900      SLM HOLDING CORP ...........................              3,670
                                                                     -----------
                                                                          95,212
                                                                     -----------
                OIL AND GAS EXTRACTION--2.34%
    108,000      ANADARKO PETROLEUM CORP ....................              7,256
    191,300      APACHE CORP ................................              6,026
    126,000     oBJ SERVICES CO .............................              3,662
     35,700      COLUMBIA ENERGY GROUP ......................              1,986
    173,200      CONSOLIDATED NATURAL GAS CO ................             10,197
     69,575     oEVI WEATHERFORD, INC .......................              2,583

                       See notes to financial statements.

                                                                        VALUE
     SHARES                                                             (000)
     ------                                                             -----

                OIL AND GAS EXTRACTION--(CONTINUED)
    163,400      HELMERICH & PAYNE, INC .....................         $    3,636
     60,200      MITCHELL ENERGY & DEVELOPMENT
                  CORP (CLASS B).............................              1,159
    110,700     oNABORS INDUSTRIES, INC .....................              2,193
    102,400      NOBLE AFFILIATES, INC ......................              3,891
    107,500     oNOBLE DRILLING CORP ........................              2,587
    172,000     oORYX ENERGY CO .............................              3,806
    155,900     oPARKER DRILLING CO .........................              1,101
    123,900     oROWAN COS, INC .............................              2,408
    212,800     oSANTA FE ENERGY RESOURCES, INC .............              2,288
     87,700      TRANSOCEAN OFFSHORE, INC ...................              3,903
    390,900      UNION PACIFIC RESOURCES GROUP, INC .........              6,865
                                                                      ----------
                                                                          65,547
                                                                      ----------
                PAPER AND ALLIED PRODUCTS--0.84%
     92,000      AVERY DENNISON CORP ........................              4,945
    265,400      CONSOLIDATED PAPERS, INC ...................              7,232
    149,050      SONOCO PRODUCTS CO .........................              4,509
    140,500      UNION CAMP CORP ............................              6,972
                                                                      ----------
                                                                          23,658
                                                                     -----------
                PERSONAL SERVICES--0.16%
    102,300      SERVICE CORP INTERNATIONAL .................              4,386
                                                                     -----------
                PETROLEUM AND COAL PRODUCTS--0.51%
    104,400      LYONDELL PETROCHEMICAL CO ..................              3,178
    194,700      MURPHY OIL CORP ............................              9,869
     45,600      WD-40 CO ...................................              1,237
                                                                     -----------
                                                                          14,284
                                                                     -----------
                PRIMARY METAL INDUSTRIES--0.25%
     38,357     oALUMAX, INC ................................              1,779
     27,600      BIRMINGHAM STEEL CORP ......................                342
     75,100      NUCOR CORP .................................              3,455
     98,850      WORTHINGTON INDUSTRIES, INC ................              1,489
                                                                     -----------
                                                                           7,065
                                                                     -----------
                PRINTING AND PUBLISHING--1.30%
     12,600      DELUXE CORP ................................                451
     41,000      DOW JONES & CO, INC ........................              2,286
    155,400      GANNETT CO, INC ............................             11,043
     11,300      KNIGHT-RIDDER, INC .........................                622
     46,600      MCGRAW HILL COS, INC .......................              3,801
     13,100      NEW YORK TIMES CO (CLASS A) ................              1,038
    159,345      TIME WARNER, INC ...........................             13,614
     57,700      TIMES MIRROR CO SERIES A ...................              3,628
                                                                     -----------
                                                                          36,483
                                                                     -----------
                RAILROAD TRANSPORTATION--0.45%
    421,200      NORFOLK SOUTHERN CORP ......................             12,557
                                                                     -----------
                REAL ESTATE--0.20%
     20,600      ROUSE CO ...................................                648
    119,700      WEINGARTEN REALTY INVESTORS, INC ...........              5,005
                                                                     -----------
                                                                           5,653
                                                                     -----------
                RUBBER AND MISCELLANEOUS
                 PLASTIC PRODUCTS--0.38%
     24,100      BANDAG, INC ................................                940
      4,410      MARK IV INDUSTRIES, INC ....................                 95
    121,200      NIKE, INC (CLASS B) ........................              5,901
     25,400      RAYCHEM CORP ...............................                751
     90,300      RUBBERMAID, INC ............................              2,997
                                                                     -----------
                                                                          10,684
                                                                     -----------
                SECURITY AND COMMODITY
                 BROKERS--1.35%
    164,200      MERRILL LYNCH & CO, INC ....................             15,147
    250,048      MORGAN STANLEY, DEAN
                  WITTER, & CO ..............................             22,848
                                                                     -----------
                                                                          37,995
                                                                     -----------
                TRANSPORTATION BY AIR--0.41%
     82,600     oAMR CORP ...................................              6,876
     18,800      DELTA AIRLINES, INC ........................              2,430
     66,375      SOUTHWEST AIRLINES CO ......................              1,966
      1,200     oU.S. AIRWAYS GROUP, INC ....................                 95
      2,300     oUAL CORP ...................................                179
                                                                     -----------
                                                                          11,546
                                                                     -----------
                TRANSPORTATION EQUIPMENT--0.26%
     89,600      ECHLIN, INC ................................              4,396
     23,500      FEDERAL-MOGUL CORP .........................              1,586
     12,000      FLEETWOOD ENTERPRISES, INC .................                480
     24,500      MODINE MANUFACTURING CO ....................                848
                                                                     -----------
                                                                           7,310
                                                                     -----------
                TRUCKING AND WAREHOUSING--0.04%
     67,800      ARNOLD INDUSTRIES, INC .....................              1,000
                                                                     -----------
                WHOLESALE TRADE-DURABLE
                 GOODS--0.40%
     24,400      AVNET, INC .................................              1,334
    191,850      GENUINE PARTS CO ...........................              6,631
     66,200      GRAINGER (W.W.), INC .......................              3,298
                                                                     -----------
                                                                          11,263
                                                                     -----------
                WHOLESALE TRADE-NONDURABLE
                 GOODS--0.38%
     12,402      BERGEN BRUNSWIG CORP (CLASS A) .............                575
     50,900      IKON OFFICE SOLUTIONS, INC .................                741
     66,800      MCKESSON CORP ..............................              5,428
    144,800      SYSCO CORP .................................              3,711
     25,450      UNISOURCE WORLDWIDE, INC ...................                273
                                                                     -----------
                                                                          10,728
                                                                     -----------
               TOTAL COMMON STOCK
                (COST $858,942) .............................          1,697,937
                                                                     -----------

  PRINCIPAL
  ---------

               SHORT TERM INVESTMENTS--14.48%

                BANK OF NEW YORK COLLATERALIZED
                 ASSETS--8.02% ..............................            225,180
                                                                     -----------
                COMMERCIAL PAPER--6.46%
                 CONAGRA, INC
$15,000,000     * 5.650%, 07/13/98 ..........................             14,969
                 CONSECO, INC
 35,000,000    *~ 5.710%, 07/06/98 ..........................             34,965
                 CVS CORP
 14,250,000     ~ 6.700%, 07/01/98 ..........................             14,248
                 NORFOLK SOUTHERN CORP
 26,927,000    *~ 5.670%, 07/06/98 ..........................             26,900
 25,000,000   *^~ 5.700%, 08/10/98 ..........................             24,837
                 PITNEY BOWES CREDIT CORP
  9,640,000       5.800%, 07/10/98 ..........................              9,625

                       See notes to financial statements.

                                                                        VALUE
  PRINCIPAL                                                             (000)
  ---------                                                             -----
                COMMERCIAL PAPER--(CONTINUED)
                 PRAXAIR, INC
$10,000,000     *~ 5.650%, 07/10/98 .........................        $     9,984
  7,000,000     *~ 5.650%, 08/10/98 .........................              6,954
                 RYDER SYSTEMS, INC
 11,000,000        5.700%, 08/11/98 .........................             10,927
                 SONAT, INC
 28,000,000     *~ 5.650%, 07/07/98 .........................             27,967
                                                                     -----------
                                                                         181,376
                                                                     -----------
              TOTAL SHORT TERM INVESTMENTS
               (COST $406,593) ..............................            406,556
                                                                     -----------
              TOTAL PORTFOLIO
               (COST $2,318,935) ............................        $ 3,172,587
                                                                     ===========

----------
o  Non-income producing
~ Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933, as amended.
^ Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration normally to qualified institutional buyers. At June 30, 1998, the value of these securities amounted to $66,519,941 or 2.37% of net assets.
* All or a portion of this security has been segregated by the Custodian to cover margin or other requirements on open futures contracts, covered call options written and securities purchased on a delayed delivery basis.
@  These securities were purchased on a delayed delivery basis.

----------
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in debt securities, is as follows:

                          MOODY'S RATINGS
                  AAA, AA, A              26.46%
                  BAA                     11.69%
                  BA                       1.99%

U.S. Government obligations represent 59.86% of the long-term debt portfolio value.

Moody's ratings are provided by Moody's Investors Services.

                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
          STATEMENT OF INVESTMENTS--GLOBAL EQUITIES ACCOUNT (UNAUDITED)
                                  JUNE 30, 1998

                               SUMMARY BY INDUSTRY
                                      (000)

                                                         VALUE            %
                                                         -----          ------

BONDS
 CORPORATE BONDS
  BUSINESS SERVICES ..........................        $      141         0.00%
  COMMUNICATIONS .............................                92         0.00
  DEPOSITORY INSTITUTIONS ....................               101         0.00
  INSURANCE CARRIERS .........................            11,102         0.18
  REAL ESTATE ................................               180         0.00
  SECURITY AND COMMODITY BROKERS .............            10,676         0.18
  WHOLESALE TRADE--DURABLE GOODS .............               111         0.00
                                                      ----------      -------
 TOTAL CORPORATE BONDS
  (COST $24,313) .............................            22,403         0.36
                                                      ----------      -------
TOTAL BONDS
 (COST $24,313) ..............................            22,403         0.36
                                                      ----------      -------
PREFERRED STOCK
  BUSINESS SERVICES ..........................             5,200         0.08
  ELECTRIC, GAS, AND SANITARY SERVICES .......             2,378         0.04
  INSURANCE CARRIERS .........................                76         0.00
  PRINTING AND PUBLISHING ....................             1,313         0.02
  TRANSPORTATION EQUIPMENT ...................             4,217         0.07
                                                      ----------      -------
TOTAL PREFERRED STOCK
 (COST $5,468) ...............................            13,184         0.21
                                                      ----------      -------
COMMON STOCK
  AGRICULTURAL PRODUCTION--CROPS .............               224         0.00
  AMUSEMENT AND RECREATION SERVICES ..........           410,880         6.66
  APPAREL AND ACCESSORY STORES ...............           158,500         2.57
  APPAREL AND OTHER TEXTILE PRODUCTS .........             5,321         0.09
  AUTO REPAIR, SERVICES AND PARKING ..........                 1         0.00
  AUTOMOTIVE DEALERS AND SERVICE
    STATIONS .................................               473         0.01
  BUILDING MATERIALS AND GARDEN
    SUPPLIES .................................             9,226         0.15
  BUSINESS SERVICES ..........................           188,776         3.06
  CHEMICALS AND ALLIED PRODUCTS ..............           329,402         5.34
  COMMUNICATIONS .............................         1,049,704        17.01
  DEPOSITORY INSTITUTIONS ....................           301,357         4.88
  EATING AND DRINKING PLACES .................             6,101         0.10
  ELECTRIC, GAS, AND SANITARY SERVICES .......           153,936         2.49
  ELECTRONIC AND OTHER ELECTRIC
    EQUIPMENT ................................           603,254         9.78
  ENGINEERING AND MANAGEMENT
    SERVICES .................................             9,521         0.15
  FABRICATED METAL PRODUCTS ..................            14,229         0.23
  FOOD AND KINDRED PRODUCTS ..................            61,218         0.99
  FOOD STORES ................................             9,010         0.15
  FORESTRY ...................................               224         0.00
  FURNITURE AND HOMEFURNISHING
    STORES ...................................             1,574         0.03
  GENERAL BUILDING CONTRACTORS ...............             8,135         0.13
  GENERAL MERCHANDISE STORES .................            43,687         0.71
  HEALTH SERVICES ............................             5,928         0.10
  HEAVY CONSTRUCTION, EXCEPT BUILDING ........             4,737         0.08
  HOLDING AND OTHER INVESTMENT
    OFFICES ..................................           125,702         2.04
  HOTELS AND OTHER LODGING PLACES ............            71,567         1.16
  INDUSTRIAL MACHINERY AND
    EQUIPMENT ................................           206,011         3.34
  INSTRUMENTS AND RELATED
    PRODUCTS .................................           143,434         2.32
  INSURANCE AGENTS, BROKERS AND
    SERVICE ..................................             4,899         0.08
  INSURANCE CARRIERS .........................           312,635         5.07
  LOCAL AND INTERURBAN PASSENGER
    TRANSIT ..................................             3,913         0.06
  LUMBER AND WOOD PRODUCTS ...................             4,322         0.07
  METAL MINING ...............................            64,988         1.05
  MISCELLANEOUS MANUFACTURING
    INDUSTRIES ...............................           316,087         5.12
  MISCELLANEOUS RETAIL .......................             7,265         0.12
  MOTION PICTURES ............................             7,812         0.13
  NONDEPOSITORY INSTITUTIONS .................            57,912         0.94
  NONMETALLIC MINERALS, EXCEPT FUELS .........             1,036         0.02
  OIL AND GAS EXTRACTION .....................           404,384         6.55
  PAPER AND ALLIED PRODUCTS ..................            12,466         0.20
  PERSONAL SERVICES ..........................             1,489         0.02
  PETROLEUM AND COAL PRODUCTS ................           118,304         1.92
  PRIMARY METAL INDUSTRIES ...................            17,327         0.28
  PRINTING AND PUBLISHING ....................            19,188         0.31
  RAILROAD TRANSPORTATION ....................           135,893         2.20
  REAL ESTATE ................................           140,555         2.28
  RUBBER AND MISCELLANEOUS PLASTIC
    PRODUCTS .................................            41,417         0.67
  SECURITY AND COMMODITY BROKERS .............            12,242         0.20
  STONE, CLAY, AND GLASS PRODUCTS ............             7,013         0.11
  TEXTILE MILL PRODUCTS ......................             1,643         0.03
  TOBACCO PRODUCTS ...........................            83,968         1.36
  TRANSPORTATION BY AIR ......................            35,885         0.58
  TRANSPORTATION EQUIPMENT ...................           110,162         1.79
  TRANSPORTATION SERVICES ....................            97,582         1.58
  TRUCKING AND WAREHOUSING ...................             1,216         0.02
  WATER TRANSPORTATION .......................            11,837         0.19
  WHOLESALE TRADE--DURABLE GOODS .............             1,760         0.03
  WHOLESALE TRADE--
    NONDURABLE GOODS .........................            28,555         0.47
                                                      ----------      -------
TOTAL COMMON STOCK
 (COST $4,708,414) ...........................         5,985,887        97.02
                                                      ----------       ------
SHORT TERM INVESTMENTS
  CERTIFICATES OF DEPOSIT ....................            28,998         0.47
  COMMERCIAL PAPER ...........................           409,612         6.64
  U.S. GOVERNMENT & AGENCIES .................           263,394         4.27
                                                      ----------       ------
TOTAL SHORT TERM INVESTMENTS
 (COST $702,130) .............................           702,004        11.38
                                                      ----------       ------
TOTAL PORTFOLIO
 (COST $5,440,325) ...........................         6,723,478       108.97
   OTHER ASSETS & LIABILITIES, NET ...........          (553,398)       (8.97)
                                                      ----------       ------
  NET ASSETS .................................        $6,170,080       100.00%
                                                      ==========       ======

                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
          STATEMENT OF INVESTMENTS--GLOBAL EQUITIES ACCOUNT (UNAUDITED)
                                  JUNE 30, 1998

                               SUMMARY BY COUNTRY


                                                        VALUE
                                                        (000)             %
                                                        -----          ------

  DOMESTIC:
  UNITED STATES ..............................        $3,459,805        51.46%
                                                      ----------       ------
  TOTAL DOMESTIC .............................         3,459,805        51.46
                                                      ----------       ------
  FOREIGN:
    AUSTRALIA ................................            18,369         0.27
    AUSTRIA ..................................             1,959         0.03
    BELGIUM ..................................            13,601         0.20
    CANADA ...................................           111,439         1.66
    DENMARK ..................................            59,939         0.89
    FINLAND ..................................             9,660         0.14
    FRANCE ...................................           287,271         4.27
    GERMANY ..................................           199,299         2.96
    HONG KONG ................................            12,110         0.18
    IRELAND ..................................             4,279         0.06
    ITALY ....................................           109,155         1.62
    JAPAN ....................................           265,827         3.95
    MALAYSIA .................................             2,508         0.04
    NETHERLANDS ..............................           337,871         5.03
    NEW ZEALAND ..............................             2,331         0.04
    NORWAY ...................................           114,870         1.71
    PORTUGAL .................................             3,818         0.06
    SINGAPORE ................................             2,516         0.04
    SOUTH AFRICA .............................            11,102         0.17
    SPAIN ....................................            94,060         1.40
    SWEDEN ...................................            56,060         0.83
    SWITZERLAND ..............................           192,042         2.86
    UNITED KINGDOM ...........................           651,583         9.69
                                                      ----------       ------
  TOTAL FOREIGN ..............................         2,561,669        38.10
  TOTAL SHORT TERM ...........................           702,004        10.44
                                                      ----------       ------
  TOTAL PORTFOLIO ............................        $6,723,478       100.00%
                                                      ==========       ======

                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
          STATEMENT OF INVESTMENTS--GLOBAL EQUITIES ACCOUNT (UNAUDITED)
                                  JUNE 30, 1998
                                                                        VALUE
   PRINCIPAL                                                            (000)
   ---------                                                            -----

              BONDS--0.36%
               CORPORATE BONDS--0.36%
                BUSINESS SERVICES--0.00%
     40,424(1)  #VIGLEN TECHNOLOGY (CV LOAN STK)
                   7.582, 01/01/00 ..........................          $     141
                                                                       ---------
                COMMUNICATIONS--0.00%
     89,000      VIACOM INTERNATIONAL, INC
                  (SUB DEB)
                   8.000, 07/07/06 ..........................                 92
                                                                       ---------
                DEPOSITORY INSTITUTIONS--0.00%
     35,900(2)   BANCA INTESA
                   3.150, 01/01/03 ..........................                 71
         52(3)   DRESDNER BV
                   5.500, 04/30/04 ..........................                 30
                                                                       ---------
                                                                             101
                                                                       ---------
                INSURANCE CARRIERS--0.18%
 10,665,000      LIBLIFE INTERNATIONAL CV
                   6.500, 09/30/04 ..........................             11,102
                                                                       ---------
                REAL ESTATE--0.00%
      1,531(4)   AXA S.A. CV
                   4.500, 01/01/99 ..........................                180
                                                                       ---------
                SECURITY AND COMMODITY
                 BROKERS--0.18%
  5,985,000     oMORGAN STANLEY DEAN WITTER
                   0.000, 05/09/00 ..........................             10,676
                                                                       ---------
                WHOLESALE TRADE-DURABLE
                 GOODS--0.00%
        113(3)   PREUSSAG AG. (W/W)
                   5.750, 05/17/01 ..........................                111
                                                                       ---------
               TOTAL CORPORATE BONDS
                (Cost $24,313) ..............................             22,403
                                                                       ---------
              TOTAL BONDS
               (Cost $24,313) ...............................             22,403
                                                                       ---------
----------
(1) Denominated in British Pounds
(2) Denominated in Italian Lire
(3) Denominated in German Deutsche Marks
(4) Denominated in Franch Francs

     SHARES
     ------
               PREFERRED STOCK--0.21%
                BUSINESS SERVICES--0.08%
      7,662      SAP AG .....................................              5,200
                                                                       ---------
                ELECTRIC, GAS, AND SANITARY
                 SERVICES--0.04%
     55,670     oRHEIN-WESTFALEN ELECTRIC AG ................              2,378
                                                                       ---------
                INSURANCE CARRIERS--0.00%
      1,014      AETNA, INC (CLASS C) .......................                 76
                                                                       ---------
                PRINTING AND PUBLISHING--0.02%
    185,325      NEWS CORP LTD (LTD-VOTE) ...................              1,313
                                                                       ---------
                TRANSPORTATION EQUIPMENT--0.07%
      4,500     oRHEINMETALL AG .............................                128
      5,933      VOLKSWAGENWERKE AG .........................              4,089
                                                                       ---------
                                                                           4,217
                                                                       ---------
               TOTAL PREFERRED STOCK
                (Cost $5,468) ...............................             13,184
                                                                       ---------
               COMMON STOCK--97.02%
                AGRICULTURAL
                 PRODUCTION-CROPS--0.00%
      8,803      EBRO AGRICOLAS CIA S.A .....................                224
                                                                       ---------
                AMUSEMENT AND RECREATION
                 SERVICES--6.66%
  4,943,935      CARNIVAL CORP (CLASS A) ....................            195,903
        147      EMI GROUP PLC ..............................                  1
     67,637      GRANADA GROUP LTD (CLASS A) ................              1,244
     22,625     oHARRAHS ENTERTAINMENT, INC .................                526
      6,424      KUONI REISEN HOLDING (REGD)
                  (CLASS B) .................................             31,891
    149,672     oLADBROKE GROUP PLC .........................                822
    112,500     oMAGNUM CORP BERHAD .........................                 42
         69      MOEVENPICK HOLDINGS (BR) ...................                 34
    976,050     oPREMIER PARKS, INC .........................             65,029
      1,000      SEGA ENTERPRISES LTD .......................                 17
    349,700     oSFX ENTERTAINMENT, INC (CLASS A) ...........             16,042
      4,000      SHIMANO, INC ...............................                101
     40,010      SMH AG. (BR) ...............................             30,915
      5,377      SMH AG. (REGD) .............................                897
     59,900      TABCORP HOLDINGS LTD .......................                306
  2,661,100    +oWESTWOOD ONE, INC ..........................             67,110
                                                                       ---------
                                                                         410,880
                                                                       ---------
                APPAREL AND ACCESSORY
                 STORES--2.57%
    682,670      ADIDAS SALOMON AG ..........................            118,947
     52,320      GAP, INC ...................................              3,224
  1,317,500      INTIMATE BRANDS, INC (CLASS A) .............             36,314
        438      LIMITED, INC ...............................                 15
                                                                       ---------
                                                                         158,500
                                                                       ---------
                APPAREL AND OTHER TEXTILE
                 PRODUCTS--0.09%
      7,000      AOYAMA TRADING CO LTD ......................                172
    197,800      BENETTON GROUP S.P.A .......................                411
     50,000      COATS VIYELLA PLC ..........................                 62
     10,200     oCOURTAULDS PLC .............................                 76
     42,990      COURTAULDS TEXTILES PLC ....................                208
         90     oDOLLFUS-MIEG & CIE S.A .....................                  2
     16,103     oFRUIT OF THE LOOM, INC (CLASS A) ...........                534
     54,000      GUNZE LTD ..................................                123
     97,000      KURABO INDUSTRIES LTD ......................                126
     26,000      KURARAY CO LTD .............................                221
     14,878      LIZ CLAIBORNE, INC .........................                777
     10,000      MARZOTTO & FIGLI S.P.A .....................                153
     67,000      NISSHINBO INDUSTRY, INC ....................                268
      2,000      ONWARD KASHIYMA CO LTD .....................                 25
     89,000     oRENOWN, INC ................................                 66
    150,000      TEIJIN LTD .................................                454
     15,000      TOKYO STYLE CO LTD .........................                147
    121,000      TORAY INDUSTRIES, INC ......................                628

                       See notes to financial statements.

                                                                        VALUE
     SHARES                                                             (000)
     ------                                                             -----
                APPAREL AND OTHER TEXTILE
                 PRODUCTS--(CONTINUED)
    107,000      TOYOBO CO LTD ..............................          $     140
      9,996      VF CORP ....................................                515
     21,000      WACOAL CORP ................................                213
                                                                       ---------
                                                                           5,321
                                                                       ---------
                AUTO REPAIR, SERVICES AND
                 PARKING--0.00%
         35      RYDER SYSTEM, INC ..........................                  1
                                                                       ---------
                AUTOMOTIVE DEALERS AND
                 SERVICE STATIONS--0.01%
     14,400      CANADIAN TIRE, INC (CLASS A) ...............                418
     44,913     oLONHRO AFRICA PLC ..........................                 55
                                                                       ---------
                                                                             473
                                                                       ---------
                BUILDING MATERIALS AND
                 GARDEN SUPPLIES--0.15%
      2,600      CBR NV .....................................                291
     39,386      CRH PLC ....................................                559
      9,000      DAITO TRUST CONSTRUCTION CO LTD ............                 68
      8,275      HEIDELBERGER ZEMENT AG .....................                784
     75,938      HOME DEPOT, INC ............................              6,308
     28,100      ITALCEMENTI S.P.A ..........................                253
     45,700      LEIGHTON HOLDINGS LTD ......................                160
     69,000      MALAYAN CEMENT BERHAD ......................                 22
    140,000      PAN-MALAYSIA CEMENT WORKS BERHAD ...........                 29
        200      PORTLAND VALDERRIVAS S.A ...................                 25
         65      EUROC INDUSTRIA AB SERIES A ................                  3
     50,900      SEKISUI HOUSE LTD ..........................                394
    144,000      SUMITOMO OSAKA CEMENT CO LTD ...............                185
        600      WIENERBERGER BAUSTOFF AG ...................                145
                                                                       ---------
                                                                           9,226
                                                                       ---------
                BUSINESS SERVICES--3.06%
     12,836     oACNEILSEN CORP .............................                324
      1,100      ADECCO S.A. (BR) ...........................                496
     11,500      ADOBE SYSTEMS, INC .........................                488
      8,300     oAGIV AG ....................................                230
     29,974      AMERICA ONLINE, INC ........................              3,177
    855,000      ASSA ABLOY AB SERIES B .....................             33,611
      4,599      AUTOMATIC DATA PROCESSING, INC .............                335
     11,700     oBMC SOFTWARE, INC ..........................                608
    115,054      BTR PLC ....................................                326
      5,147     oBTR PLC WTS 11/26/98 .......................                  0
     36,463      COGNIZANT CORP .............................              2,297
     69,676      COMPUTER ASSOCIATES
                  INTERNATIONAL, INC ........................              3,871
      1,800      CORPORACION FINANCIERE ALBA S.A ............                198
  9,348,000     +CORPORATE SERVICES GROUP PLC ...............             37,199
     15,400      CSK CORP ...................................                306
    123,200      CSR LTD ....................................                356
     41,000      DAIWA KOSHO LEASE CO LTD ...................                172
         55      DE LA RUE CO PLC ...........................                  0
      1,128      DUN & BRADSTREET CORP ......................                 41
     63,550      EDISON S.P.A ...............................                510
     41,892      ELECTRONIC DATA SYSTEMS CORP ...............              1,676
      4,000      ESSELTE AB SERIES B FREE ...................                 93
     50,872      FIRST DATA CORP ............................              1,695
      2,100      FLUGHAFEN WIEN AG ..........................                101
     31,000     oGAKKEN CO LTD ..............................                 52
     10,100      GETRONICS NV ...............................                524
      2,700      GROUPE BRUXELLES LAMBERT S.A. ..............                545
      1,000      HAW PAR CORP LTD ...........................                  1
  2,625,000      HAYS PLC ...................................             44,017
     85,200      HBO & CO ...................................              3,003
     33,000     oINCHCAPE MARKETING SERVICES ................                  8
        249      INTERPUBLIC GROUP OF COS, INC ..............                 15
      2,300      ISS INTERNATIONAL SERVICE SYSTEM
                  AS SERIES B ...............................                134
    229,000      ITOCHU CORP ................................                495
      5,000      KOKUYO CO LTD ..............................                 85
     15,172      LAGARDERE S.C.A ............................                632
      1,900     oLAIRD GROUP PLC ............................                  9
     30,013      LONRHO PLC .................................                141
    333,000      MALAYAN UNITED INDUSTRIES BERHAD ...........                 39
     18,039      MANPOWER, INC ..............................                517
    291,000      MARUBENI CORP ..............................                581
      6,000     oMERKANTILDATA ASA ..........................                 76
      7,520      METRA CO SERIES B ..........................                247
    248,200     oMICROSOFT CORP .............................             26,899
      7,400      MISYS PLC ..................................                420
    135,000      MITSUBISHI CORP ............................                837
     27,000      MITSUBISHI LOGISTICS CORP ..................                241
    115,000      MITSUI & CO LTD ............................                621
     17,000      MITSUI SOKO CO LTD .........................                 51
     35,672      NEWELL COS, INC ............................              1,777
    139,787     oORACLE CORP ................................              3,434
    134,000      PACIFIC DUNLOP LTD .........................                217
     26,165      PEARSON PLC ................................                479
     22,100     oPEOPLESOFT, INC ............................              1,039
      9,216      PITTSTON BRINKS GROUP CO ...................                340
        100      RATIN AS (CLASS B) .........................                 21
      6,000     oRENONG BERHAD ..............................                  1
    100,000     oRENTOKIL INITIAL PLC .......................                719
    207,806      RUETERS GROUP PLC ..........................              2,375
      1,928      SAP AG .....................................              1,170
     17,700      SECOM CO LTD ...............................              1,022
      6,900      SECURITAS AB SERIES B FREE .................                338
        100     oSIEBEL SYSTEMS, INC ........................                  3
    149,200      SIME DARBY BERHAD ..........................                103
        100      SOPHUS BERENDSEN (CLASS B) .................                  4
     15,760      LYONNAISE DES EAUX S.A. ....................              2,594
     97,000      SUMITOMO CORP ..............................                466
        120      SURVEILLANCE S.A., SOCIETE DE ..............                 41
     14,000      TOKYO DOME CORP ............................                 76
    177,000      TOKYU CORP .................................                537
    119,000      UNITED INDUSTRIAL CORP .....................                 34
     24,800      VIGLEN TECHNOLOGY PLC ......................                 10
     15,168      VIVENDI S.A ................................              3,239
     24,394     oVIVENDI S.A. WTS 05/02/01 ..................                 48
    148,000      WHARF HOLDINGS LTD .........................                146
     10,900     #WHARF HOLDINGS LTD WTS 12/31/99 ............                  0
      7,000      WM-DATA AB SERIES B ........................                243
                                                                       ---------
                                                                         188,776
                                                                       ---------
                CHEMICALS AND ALLIED
                 PRODUCTS--5.34%
    194,687      ABBOTT LABORATORIES CO .....................              7,958
     24,600      AGA AB SERIES A FREE .......................                386
      8,500      AGRIUM, INC ................................                106
      7,600      AKZO NOBEL NV ..............................              1,689
    114,348      AMERICAN HOME PRODUCTS CORP ................              5,918
     51,000      ASAHI CHEMICAL INDUSTRY CO LTD .............                184
      4,800      AVON PRODUCTS, INC .........................                372
     72,200      BASF AG. ...................................              3,430
     66,340      BAYER AG. ..................................              3,433
      1,800      BEIERSDORF AG. .............................                115
     90,745      BOC GROUP PLC ..............................              1,236
    108,726      BRISTOL MYERS SQUIBB CO ....................             12,497
     15,000      CHUGAI PHARMACEUTICAL CO LTD ...............                 98

                       See notes to financial statements.

                                                                        VALUE
     SHARES                                                             (000)
     ------                                                             -----
                CHEMICALS AND ALLIED
                 PRODUCTS--(CONTINUED)
        500      CIN-CORPARACAO INDUSTRIAL
                  DO NORTE S.A ..............................          $      37
    101,000      DAICEL CHEMICAL INDUSTRIES LTD .............                214
     11,000      DAINIPPON INK & CHEMICAL, INC ..............                 34
      7,840      DEGUSSA AG .................................                502
     41,422      DOW CHEMICAL CO ............................              4,005
     97,784      DU PONT (E.I.) DE NEMOURS & CO .............              7,297
      3,600      DYNO INDUSTRIER AS .........................                 64
         75      EASTMAN CHEMICAL CO ........................                  5
    130,400     oELEMENTIS PLC ..............................                335
      9,122      ELF SANOFI S.A .............................              1,073
     53,270      ENGLISH CHINA CLAYS PLC ....................                184
      7,971     oFMC CORP ...................................                544
    381,290      GLAXO WELLCOME PLC .........................             11,445
     33,400      GREENCORE GROUP PLC ........................                182
     60,726     oIMPERIAL CHEMICAL INDUSTRY PLC .............                975
     24,132      INTERNATIONAL FLAVORS & FRAGRANCES, INC ....              1,048
    118,938      JOHNSON & JOHNSON CO .......................              8,772
     61,000      KANEKA CORP ................................                321
     24,000      KANSAI PAINT CO LTD ........................                 55
     18,380      KEMIRA OY ..................................                190
     18,100      KERRY GROUP (CLASS A) ......................                250
     15,600      KISSEI PHARMACEUTICALS CO LTD ..............                230
     56,119      KONINKLIJKE AHOLD NV .......................              1,801
     68,000      KUREHA CHEMICAL INDUSTRY CO LTD ............                157
      5,477      LAIR LIQUIDE ...............................                906
      2,332     #LAIR LIQUIDE (REGD) 1996 ...................                386
    435,431      LILLY (ELI) & CO ...........................             28,766
     13,093      LUBRIZOL CORP ..............................                396
     12,600      MDS, INC (CLASS B) .........................                270
    431,442      MERCK & CO, INC ............................             57,705
     12,730      MERCK & CO KGAA ............................                571
    367,000      MITSUBISHI CHEMICAL CORP ...................                664
     43,000      MITSUBISHI GAS CHEMICAL CO, INC ............                130
      1,000      MITSUI CHEMICAL CORP .......................                  3
     49,000      NAGASE & CO ................................                179
      1,944      NALCO CHEMICAL CORP ........................                 68
      9,000      NIPPON SHOKUBAI KAGAK KOGYO CO LTD .........                 48
     14,900      NORSK HYDRO AS .............................                655
     25,202      NOVARTIS AG. (REGD) ........................             41,937
      6,100      NOVO NORDISK AS (CLASS B) ..................                841
     50,500      ORICA LTD ..................................                299
    600,058      PFIZER, INC ................................             65,219
        356      PRAXAIR, INC ...............................                 17
    132,153      PROCTER & GAMBLE CO ........................             12,034
     34,450      RHONE-POULENC S.A. (CLASS A) ...............              1,943
         50      ROCHE HOLDINGS AG. (BR) ....................                741
        805      ROCHE HOLDINGS AG. (GENUSSCHEINE) ..........              7,905
     13,580      ROHM & HAAS CO .............................              1,411
      4,000      SCHERING AG. ...............................                471
     67,680      SCHERING-PLOUGH CORP .......................              6,201
     45,000      SEKISUI CHEMICAL CO LTD ....................                230
     45,255      SHIN-ETSU CHEMICAL CO LTD ..................                783
    527,967      SMITHKLINE BEECHAM/BECKMAN LTD .............              6,444
    108,100      SNIA BDP S.P.A. ............................                133
      9,250      SOLVAY ET CIE S.A. .........................                733
      2,800      SOMMER-ALLIBERT ............................                146
    118,000      SUMITOMO CHEMICAL CO LTD ...................                364
     27,000      TAISHO PHARMACEUTICAL CO LTD ...............                504
     77,000      TAKEDA CHEMICAL INDUSTRIES LTD .............              2,047
        160      UCB S.A. ...................................                830
     28,314      UNION CARBIDE CORP .........................              1,511
     55,681      WARNER-LAMBERT CO ..........................              3,863
     24,964      YAMANOUCHI PHARMACEUTICAL CO LTD ...........                520
    102,194      ZENECA GROUP PLC ...........................              4,386
                                                                       ---------
                                                                         329,402
                                                                       ---------
                COMMUNICATIONS--17.01%
         83     o360 COMMUNICATIONS CO ......................                  3
     54,433     oAIRTOUCH COMMUNICATIONS, INC ...............              3,181
  2,467,795      AT & T CORP ................................            140,973
     63,500      BCE, INC ...................................              2,692
    130,648      BELL ATLANTIC CORP .........................              5,961
    124,932      BELLSOUTH CORP .............................              8,386
     79,479      BRITISH SKY BROADCASTING GROUP PLC .........                571
    608,450     oBRITISH TELECOMMUNICATIONS PLC .............              7,512
      1,590     oCANAL PLUS S.A. ............................                297
  1,251,800     oCAPSTAR BROADCASTING CORP (CLASS A) ........             31,451
    106,519      CARLTON COMMUNICATIONS PLC .................                951
  1,974,418      CBS CORP ...................................             62,688
  1,211,750     oCHANCELLOR MEDIA CORP (CLASS A) ............             60,171
  1,000,000     oCLEAR CHANNEL COMMUNICATIONS, INC ..........            109,125
      2,250     oCOX RADIO, INC (CLASS A) ...................                 97
    207,950      DEUTSCHE TELEKOM AG ........................              5,691
        100     oEUROPE 1 COMMUNICATION .....................                 23
     86,125      FRANCE TELECOM S.A .........................              5,940
  1,942,164     oGLOBALSTAR TELECOMMUNICATIONS LTD ..........             52,438
      3,900      GN STORE NORD AS--GN GREAT NORDIC ..........                119
  1,053,805      HONG KONG TELECOMMUNICATIONS LTD ...........              1,979
     47,557      KONINKLIJKE KPN NV .........................              1,831
     69,250     oLIBERTY MEDIA GROUP (CLASS A) ..............              2,688
    215,750     oLORAL SPACE & COMMUNICATIONS LTD ...........              6,095
    574,630      LUCENT TECHNOLOGIES, INC ...................             47,802
    117,900      MEDIASET S.P.A. ............................                753
     10,000     oNETCOM SYSTEMS AB SERIES B .................                383
      3,000      NIPPON COMSYS CORP .........................                 34
      1,212      NIPPON TELEGRAPH & TELEPHONE CORP ..........             10,042
          2      PATHE S.A ..................................                  0
     13,843      PORTUGAL TELECOM S.A. ......................                734
    468,000     oRCN CORP ...................................              9,068
    218,965      REED INTERNATIONAL PLC .....................              1,980
    228,547      SBC COMMUNICATIONS, INC ....................              9,142
    372,000     oSINGAPORE TELECOMMUNICATIONS LTD ...........                528
     28,800      SIRTI S.P.A. ...............................                157
     18,386      SPRINT CORP ................................              1,296
     11,220     oTCI SATELLITE ENTERTAINMENT (CLASS A) ......                 66
    576,600      TELE DANMARK AS (CLASS B) ..................             55,337
     47,961     oTELE-COMMUNICATIONS, INC (CLASS A) .........              1,844
    278,400      TELECOM CORP OF NEW ZEALAND ................              1,147
    432,405      TELECOM ITALIA .............................              3,185
 12,932,199      TELECOM ITALIA MOBILE S.P.A. ...............             79,143
     28,578     oTELECOM-TCI VENTURES GROUP (CLASS A) .......                573
    108,030      TELEFONICA DE ESPANA S.A. ..................              5,003
    173,000      TELEKOM MALAYSIA BERHAD ....................                292
    407,500     oTELEPORT COMMUNICATIONS GROUP, INC (CLASS A)             22,107
     58,000      TELEVISION BROADCASTS LTD ..................                153
    621,394      TELSTRA CORP LTD (P/P) .....................              1,593
      8,700      TELUS CORP .................................                225
     24,000      TOKYO BROADCASTING SYSTEMS, INC ............                268
     51,582     oVIACOM, INC (CLASS B) ......................              3,005
      1,534     oVIACOM, INC (CLASS B) WTS 07/07/99 .........                  5
    381,161      VODAFONE GROUP PLC .........................              4,837
    607,800     oWINSTAR COMMUNICATIONS, INC ................             26,097

                       See notes to financial statements.

                                                                        VALUE
     SHARES                                                             (000)
     ------                                                             -----
                COMMUNICATIONS--(CONTINUED)
  5,203,450     oWORLDCOM, INC ..............................            252,042
                                                                      ----------
                                                                       1,049,704
                                                                      ----------
                DEPOSITORY INSTITUTIONS--4.88%
    145,594      ABN-AMRO HOLDINGS NV .......................              3,407
     94,260      ALLIED IRISH BANKS PLC .....................              1,361
     62,000      ARGENTARIA S.A. ............................              1,393
    164,514      ASAHI BANK LTD .............................                723
        431      AUSTRALIAN & NEW ZEALAND BANKING
                  GROUP LTD .................................                  3
     80,111      BANC ONE CORP ..............................              4,471
    180,000     oBANCA COMMERCIALE ITALIANA S.P.A. ..........              1,077
     71,600      BANCA INTESA RISP S.P.A. ...................                211
    111,600      BANCA INTESA S.P.A. ........................                625
     32,000     oBANCA POPOLARE DI MILANO ...................                255
    143,600     oBANCO AMBROSIANO VENETO WTS 05/31/02 .......                175
     75,700      BANCO BILBAO VIZCAYA S.A. (REGD) ...........              3,891
     38,600      BANCO CENTRALE HISPANOAMERICANO S.A ........              1,215
      3,762     oBANCO CENTRALE HISPANOAMERICANO S.A. NEW ...                118
     13,971      BANCO COMERCIAL PORTUGUES S.A. (REGD) ......                397
      4,095    #oBANCO ESPIRITO SANTO BABY SHS ..............                120
      4,600      BANCO ESPIRITO SANTO E COMERCIAL ...........                138
    116,200     oBANCO SANTANDER S.A. .......................              2,979
      5,700      BANCO TOTTA & ACORES S.A. (REGD) ...........                173
      6,000      BANK AUSTRIA AG ............................                488
      6,000    #oBANK AUSTRIA AG. RTS .......................                  6
    212,000     oBANK OF EAST ASIA LTD ......................                230
     24,400      BANK OF MONTREAL ...........................              1,344
      7,772      BANK OF N.Y. CO, INC .......................                472
     41,492      BANK OF NOVA SCOTIA ........................              1,027
    450,747      BANK OF TOKYO MITSUBISHI LTD ...............              4,771
    151,000      BANK OF YOKOHAMA LTD .......................                370
     87,826      BANKAMERICA CORP ...........................              7,591
     51,399      BANKBOSTON CORP ............................              2,859
     27,875     oBANQUE NATIONALE DE PARIS ..................              2,278
    186,036      BARCLAYS PLC ...............................              5,364
     35,000     oBAYERISCHE HYPOTHEKEN-UND WECHSEL-BANK .....              2,218
     26,600     oBAYERISCHE VEREINSBANK AG ..................              2,255
      6,600      BPI-SGPS S.A. (REGD) .......................                213
     35,664      CANADIAN IMPERIAL BANK OF COMMERCE .........              1,147
     91,460      CHIBA BANK LTD .............................                316
     40,000      CHRISTIANIA BANK OG KREDITKASSE ............                167
    181,170      CITICORP CO ................................             27,040
         50      COMMERZBANK AG .............................                  2
    287,600      CREDITO ITALIANO S.P.A. ....................              1,507
      2,000      DAI-ICHI KANGO BANK LTD ....................                 12
      4,100      DEN DANSKE BANK AF 1871 ....................                492
     46,000      DEN NORSKE BANK ASA ........................                241
     55,530     oDEUTSCHE BANK AG. ..........................              4,695
     37,600      DEVELOPMENT BANK OF SINGAPORE LTD (FR) .....                208
     49,100      DRESDNER BANK AG ...........................              2,652
        988     oDRESDNER BANK AG. WTS 04/30/02 .............                 26
     48,324      FIRST CHICAGO NBD CORP .....................              4,283
     46,393      FLEET FINANCIAL GROUP, INC .................              3,874
     35,000      FORENINGSSPARBANKEN AB .....................              1,053
    285,000      FUJI BANK LTD ..............................              1,271
      2,000      GENERALE DE BANQUE S.A .....................              1,485
     12,826      GOLDEN WEST FINANCIAL CORP .................              1,364
     26,000      GUNMA BANK LTD .............................                176
      9,200      H.F. AHMANSON & CO .........................                653
    180,200      HANG SENG BANK LTD .........................              1,019
     38,000      HOKURIKU BANK LTD ..........................                 49
     26,517     oHSBC HOLDINGS PLC ..........................                642
     68,518     oHSBC HOLDINGS PLC (HONG KONG) ..............              1,676
    204,563     oHSBC HOLDINGS LTD (U.K.) ...................              5,191
    237,297      INDUSTRIAL BANK OF JAPAN LTD ...............              1,487
     81,500      INSTITUTO BANCARIO SAN PAOLO
                  DI TURINO .................................              1,177
     63,200     oISTITUTO MOBILIARE ITALIANO S.P.A ..........                996
    117,415      JOYO BANK ..................................                433
     93,489      KEYCORP ....................................              3,331
    509,714     oLLOYDS TSB GROUP PLC .......................              7,131
    105,800      MALAYAN BANKING BERHAD .....................                107
     84,124      MBNA CORP ..................................              2,776
     98,100     oMERITA LTD .................................                647
    139,000      MITSUBISHI TRUST & BANKING CORP ............              1,181
     98,000      MITSUI TRUST & BANKING CO LTD ..............                231
     32,810      MORGAN (J.P.) & CO, INC ....................              3,843
    165,400      NATIONAL AUSTRALIA BANK LTD ................              2,182
     25,200      NATIONAL BANK OF CANADA ....................                493
      7,140      NATIONAL CITY CORP .........................                507
    118,279      NATIONSBANK CORP ...........................              9,048
     25,943      NORWEST CORP ...............................                970
     67,781      OVERSEAS-CHINESE BANKING CORP LTD (FR) .....                231
     14,225     oPARIBAS S.A. ...............................              1,522
     63,219      PNC BANK CORP ..............................              3,402
    242,000      PUBLIC BANK BERHAD (LR) ....................                 72
    118,000      RHB CAPITAL BERHAD .........................                 48
     31,700      ROYAL BANK OF CANADA .......................              1,908
     89,679      ROYAL BANK OF SCOTLAND PLC .................              1,556
    478,000      SAKURA BANK LTD ............................              1,240
      4,235      SANWA BANK LTD .............................                 38
     81,000      SHIZUOKA BANK LTD ..........................                870
     50,000      SKANDIA FORSAKRINGS AB .....................                715
     60,100     oSKANDINAVISKA ENSKILDA BANKEN SERIES A .....              1,029
     11,858     oSOCIETE GENERALE S.A .......................              2,465
    271,200      SUMITOMO BANK LTD ..........................              2,638
     23,100     oSVENSKA HANDELSBANKEN SERIES A .............              1,072
      5,025     oSWISS BANK CORP (REGD) WTS 06/30/00 ........                118
    233,000      TOKAI BANK LTD .............................              1,283
     32,179      U.S. BANCORP ...............................              1,384
      4,350      UNI BANKDANMARK AS (CLASS A) ...............                391
    139,524     oUNION BANK OF SWITZERLAND AG. (REGD) .......             51,880
     53,000      UNITED OVERSEAS BANK LTD (FR) ..............                165
     25,560      WASHINGTON MUTUAL, INC .....................              1,110
    196,373      WELLS FARGO & CO ...........................             72,462
    224,100      WESTPAC BANKING CORP .......................              1,367
     18,000      YAMAGUCHI BANK LTD .........................                231
    172,000     oYASUDA TRUST & BANKING CO LTD ..............                161
                                                                      ----------
                                                                         301,357
                                                                      ----------
                EATING AND DRINKING PLACES--0.10%
      3,857      ACCOR S.A. .................................              1,079
      6,200      CRACKER BARREL OLD COUNTRY STORE, INC ......                197
     32,838      DARDEN RESTAURANTS, INC ....................                521
      5,000      FUJITA KANKO, INC ..........................                 41
     60,757      MCDONALDS CORP .............................              4,192
     34,000      OVERSEAS UNION ENTERPRISES LTD .............                 50
      5,800     oSCOTTS RESTAURANTS, INC ....................                 21

                       See notes to financial statements.

                                                                        VALUE
      SHARES                                                            (000)
      ------                                                            -----

                EATING AND DRINKING PLACES--(CONTINUED)
          9     oTRICON GLOBAL RESTAURANTS, INC .............          $       0
                                                                       ---------
                                                                           6,101
                                                                       ---------
                ELECTRIC, GAS, AND SANITARY
                 SERVICES--2.49%
      8,100     oAGUAS DE BARCELONA S.A .....................                452
      2,800      AMERICAN ELECTRIC POWER CO, INC ............                127
     33,112      BALTIMORE GAS & ELECTRIC CO ................              1,029
     42,467      BROWNING FERRIS INDUSTRIES, INC ............              1,476
     12,293      CAROLINA POWER & LIGHT CO ..................                533
     47,527      CENTRAL & SOUTH WEST CORP ..................              1,277
        100      CHUBU ELECTRIC POWER CO, INC ...............                  1
    212,000      CLP HOLDINGS LTD ...........................                966
     23,785      COASTAL CORP ...............................              1,660
      2,500      CONSOLIDATED EDISON CO OF N.Y., INC ........                115
     44,718      DOMINION RESOURCES, INC ....................              1,822
     32,478      DTE ENERGY CO ..............................              1,311
      6,403      DUKE ENERGY CORP ...........................                379
      6,600      EDISON INTERNATIONAL CO ....................                195
      8,900      EDPERBRASCAN CORP (CLASS A) ................                149
      6,000      ELECTRABEL NV ..............................              1,701
     10,950     oELECTRABEL S.A. (STRIP VVPR) ...............                  2
     26,250      ELECTRICIDADE DE PORTUGAL S.A ..............                610
    113,008      ENDESA S.A .................................              2,477
      6,287      ENERGIA E INDUSTRIAS ARAGONESAS S.A ........                 55
     55,169      ENTERGY CORP ...............................              1,586
     49,798      FIRSTENERGY CORP ...........................              1,531
     14,600      GAS NATURAL SDG S.A ........................              1,057
     26,502      GPU, INC ...................................              1,002
    378,900      HONG KONG & CHINA GAS CO LTD ...............                430
     11,950     oHONG KONG & CHINA GAS CO LTD
                  WTS 03/30/99 ..............................                  1
      3,065      HYDER PLC ..................................                 48
     92,274     oIBERDROLA S.A ..............................              1,501
     10,481      IPL ENERGY, INC ............................                472
     44,000      IWATANI & CO LTD ...........................                 77
    101,200      KANSAI ELECTRIC POWER CO, INC ..............              1,757
     24,533     oMARKETSPAN CORP ............................                734
     32,495      NATIONAL GRID GROUP PLC ....................                219
     85,238      NATIONAL POWER PLC .........................                802
     32,600      NOVA CORP ..................................                374
     10,480      OGDEN CORP .................................                290
    201,000      OSAKA GAS CO LTD ...........................                516
      1,900      OESTERREICHISCHE
                  ELEKTRIZITAETSWIRSCHAFTS AG ...............                227
     66,542      PACIFICORP .................................              1,506
     51,157      PECO ENERGY CO .............................              1,493
     27,464      POTOMAC ELECTRIC POWER CO ..................                688
     38,528      PP&L RESOURCES, INC ........................                874
     53,757      PUBLIC SERVICE ENTERPRISE GROUP, INC .......              1,851
      5,510     oRHEIN-WESTFALEN ELECTRIC AG. (STAMM) .......                326
    219,823      SCOTTISH POWER PLC .........................              1,926
    460,000      SHUN TAK ENTERPRISES CORP LTD ..............                 45
        672      SONAT, INC .................................                 26
      7,151      SOUTHERN CO ................................                198
    130,000      SOUTHERN ELECTRIC PLC ......................              1,176
     32,341      TAYLOR WOODROW PLC .........................                108
    290,000      TENAGA NASIONAL BERHAD .....................                350
     56,839      TEXAS UTILITIES CO .........................              2,366
     73,361      THAMES WATER PLC ...........................              1,335
     50,600      TOHOKU ELECTRIC POWER CO, INC ..............                746
    131,987      TOKYO ELECTRIC POWER CO, INC ...............              2,587
     12,700      TOKYO ELECTRON CO LTD ......................                389
    202,000      TOKYO GAS CO LTD ...........................                450
      9,300      TRACTEBEL NV ...............................              1,362
        600     oTRACTEBEL NV PUT WTS 11/15/99 ..............                  0
     22,452      TRANS CANADA PIPELINES LTD .................                498
     25,000      TRANSALTA CORP .............................                399
  1,918,700     oU.S.A. WASTE SERVICES, INC..................             94,736
     48,562      UNICOM CORP ................................              1,703
     29,400      UNION ELECTRICA FENOSA S.A .................                379
     68,664      UNITED UTILITIES PLC .......................                998
     55,150      VEBA AG ....................................              3,708
      2,949     oVIAG AG ....................................              2,029
     17,174      WASTE MANAGEMENT, INC ......................                601
      5,479      WESTCOAST ENERGY, INC ......................                122
                                                                       ---------
                                                                         153,936
                                                                       ---------
                ELECTRONIC AND OTHER ELECTRIC
                 EQUIPMENT--9.78%
     94,100      ABB AB SERIES B ............................              1,310
    313,205     oADC TELECOMMUNICATIONS, INC ................             11,442
      8,210      ADVANTEST CORP .............................                441
    379,380      ALCATEL ALSTHOM CIE GEN ....................             77,244
     15,000      ALPS ELECTRIC CO LTD .......................                178
    424,000     oALSTOM .....................................             13,956
    403,900     oALTERA CORP ................................             11,940
     65,000      AMADA CO LTD ...............................                316
     18,000      AMANO CORP .................................                158
     21,000     oAMERICAN POWER CONVERSION CORP .............                630
     26,485      AMP, INC ...................................                910
     10,891      AMSTRAD PLC ................................                  8
  1,020,600     oANALOG DEVICES, INC ........................             25,068
      6,000      ASAHI OPTICAL CO LTD .......................                 19
     17,664     oASCEND COMMUNICATIONS, INC .................                875
      1,500     oBANG & OLUFSEN HOLDINGS AS (CLASS B) .......                108
      1,500      BARCO INDUSTRIES NV ........................                419
    127,036      BICC LTD ...................................                278
      4,422      BOWTHORPE HOLDINGS PLC .....................                 39
      8,000      BROTHERS INDUSTRIES LTD ....................                 30
    220,659     oCABLE & WIRELESS PLC .......................              2,680
     63,000      CASIO COMPUTER CO LTD ......................                585
     53,000      CITIZEN WATCH CO LTD .......................                437
    760,200      COOPER INDUSTRIES, INC .....................             41,763
     10,000     oCREATIVE TECHNOLOGY LTD ....................                121
     30,719      ELECTROCOMPONENTS PLC ......................                241
     35,350      ELECTROLUX AB SERIES B .....................                607
      1,500      EMPRESA FABRIL DE MAQUINAS
                  ELECTRICAS ................................                 14
    189,000      ERICSSON TELEFON (LM) AB SERIES B ..........              5,522
      6,300      FISHER & PAYKEL INDUSTRIES LTD .............                 16
    177,344     oFKI PLC ....................................                516
     13,000      FUJIKURA LTD ...............................                 58
     17,000      FURUKAWA ELECTRIC CO LTD ...................                 57
  1,243,328      GENERAL ELECTRIC CO ........................            113,143
    308,581     oGENERAL ELECTRIC CO (U.K.) .................              2,659
     17,920      HARRIS CORP ................................                801
      3,000      HIROSE ELECTRIC CO LTD .....................                146
    353,000      HITACHI LTD ................................              2,302
      3,000      HOYA CORP ..................................                 85
    949,951      INTEL CORP .................................             70,415
     58,600     oJOHNSON ELECTRIC HOLDINGS LTD ..............                217
     13,000      KANDENKO CO LTD ............................                 80
     26,000      KYUNDENKO CO LTD ...........................                170
      1,183      LEGRAND S.A ................................                313
     36,735      LEX SERVICE GROUP LTD ......................                305

                       See notes to financial statements.

                                                                        VALUE
      SHARES                                                            (000)
      ------                                                            -----
                ELECTRONIC AND OTHER ELECTRIC
                 EQUIPMENT--(CONTINUED)
    874,000      LINEAR TECHNOLOGY CO .......................          $  52,713
    206,000      MATSUSHITA ELECTRIC INDUSTRIAL CO LTD ......              3,310
  1,281,551     oMICRON TECHNOLOGY, INC .....................             31,798
    269,000     oMITSUBISHI ELECTRIC CORP ...................                618
     24,982      MOTOROLA, INC ..............................              1,313
     30,000      MURATA MANUFACTURING CO LTD ................                973
     12,100     oNEWBRIDGE NETWORKS CORP ....................                289
     27,000      NGK INSULATORS LTD .........................                234
     18,000      NIKON CORP .................................                129
    146,000      NIPPON ELECTRIC CORP .......................              1,360
     44,200      NOKIA AB SERIES K ..........................              3,255
     26,800     oNOKIA OYJ SERIES A .........................              1,971
     51,900      NORTHERN TELECOMMUNICATIONS LTD ............              2,943
      9,600      OCE NV .....................................                409
    321,900     oOLIVETTI GROUP S.P.A. ......................                479
     14,000      OMRON CORP .................................                214
      7,430      OXFORD INSTRUMENTS GROUP PLC ...............                 40
    787,799     oPHILIPS ELECTRONICS NV .....................             66,224
     10,000      PIONEER ELECTRONIC CORP ....................                191
     25,400     oRACAL ELECTRONICS PLC ......................                143
      1,077      RICOH CO LTD ...............................                 11
     12,000      ROHM CO ....................................              1,232
     12,000     oSANRIO CO LTD ..............................                143
     98,000      SANYO ELECTRIC CO LTD ......................                297
     85,000      SHARP CORP .................................                688
     52,640      SIEMENS AG .................................              3,212
    430,402      SONY CORP ..................................             37,058
     66,000      SUMITOMO ELECTRIC INDUSTRIES CO ............                667
     32,000      TAKARA STANDARD CO .........................                186
     15,524      TEXAS INSTRUMENTS, INC .....................                905
     16,909      WHIRLPOOL CORP .............................              1,162
     22,000      YAMAHA CORP ................................                214
     47,000      YOKOGAWA ELECTRIC CORP .....................                251
                                                                       ---------
                                                                         603,254
                                                                       ---------
                ENGINEERING AND MANAGEMENT
                 SERVICES--0.15%
      1,000      ASTRA AB SERIES A FREE .....................                 20
    161,532      ASTRA AB SERIES B FREE .....................              3,221
     20,000      EISAI CO LTD ...............................                272
      2,182     oESSILOR INTERNATIONAL ......................                923
      9,000      KYOWA HAKKO KOGYO ..........................                 36
     40,000     oLION CORP ..................................                135
      6,260      LOREAL S.A .................................              3,482
      9,800     oOYO CORP ...................................                132
     86,000      SHIONOGI & CO LTD ..........................                496
     27,700      SHISEIDO & CO LTD ..........................                315
      3,000      TOYO ENGINEERING CO ........................                  4
     13,100      UNI CHARM CORP .............................                485
                                                                       ---------
                                                                           9,521
                                                                       ---------
                FABRICATED METAL PRODUCTS--0.23%
      1,673     oCOLEP-COMPANHIA PORTUGUESA
                  DE EMBALAGE ...............................                 22
        700      CROWN CORK & SEAL CO, INC ..................                 33
    142,180      GILLETTE CO ................................              8,060
     42,885      ILLINOIS TOOL WORKS, INC ...................              2,860
     81,620      MAGNETI MARELLI ............................                179
      3,900      MASCO CORP .................................                236
     24,744      PARKER-HANNIFIN CORP .......................                943
     23,668      ROCKWELL INTERNATIONAL CORP ................              1,138
      3,000      SMC CORP ...................................                228
      6,907      SNAP-ON, INC ...............................                250
      8,500      UNITED DOMINION INDUSTRIES LTD .............                280
                                                                       ---------
                                                                          14,229
                                                                       ---------
                FOOD AND KINDRED PRODUCTS--0.99%
          5     oAGRIBRANDS INTERNATIONAL, INC ..............                  0
     67,000      AJINOMOTO CO LTD ...........................                587
      2,250      ALLIED DOMECQ PLC ..........................                 21
     52,222      ANHEUSER BUSCH COS, INC ....................              2,464
     93,354      ARCHER DANIELS MIDLAND CO ..................              1,809
     32,000      ASAHI BREWERIES LTD ........................                403
    145,333     oASIA FOOD & PROPERTIES LTD .................                 20
     10,900     oASIA FOOD & PROPERTIES LTD WTS 07/12/02 ....                  1
     10,014      ASSOCIATED BRITISH FOODS PLC ...............                 94
     91,926      BASS PLC ...................................              1,722
        384     oBRAU UND BRUNNEN AG ........................                 50
    131,093      CADBURY SCHWEPPES LTD ......................              2,029
     13,454      CAMPBELL SOUP CO ...........................                715
      4,900     oCARLSBERG BREWERIES AS (CLASS A) ...........                356
     88,194      COCA COLA AMATIL LTD .......................                590
     42,764      COCA COLA CO ...............................              3,656
    101,200      CONAGRA, INC ...............................              3,207
      5,300     oDANISCO AS .................................                356
      8,700      DANONE GROUP ...............................              2,399
     14,000      DCC PLC ....................................                125
    362,674      DIAGEO PLC (CLASS A) .......................              4,296
      4,937     oERIDANIA BEGHIN-SAY S.A. ...................              1,090
        500      EZAKI GLICO CO LTD .........................                  3
    194,300      FOSTERS BREWING GROUP LTD ..................                457
     14,000      FRASER & NEAVE LTD .........................                 38
     35,282      GENERAL MILLS, INC .........................              2,412
      1,000      GLAVERBEL S.A. .............................                143
     79,237      GOODMAN FIELDER LTD ........................                115
     32,350      HEINEKEN NV ................................              1,271
      4,865      HEINZ (H.J.) CO ............................                273
        204      HOLSTEN BRAUEREI AG. .......................                 47
      5,000      HOUSE FOODS CORP ...........................                 64
     73,000     oIOI CORP ...................................                 36
     16,000      ITOHAM FOODS, INC ..........................                 69
    147,000     oKIRIN BREWERY CO LTD .......................              1,387
     99,100      LION NATHAN LTD ............................                220
      7,946      LVMH MOET HENNESSY LOUIS VUITTON ...........              1,590
     89,000      MEIJI SEIKA KAISHA LTD .....................                271
     12,300      MOLSON CO LTD (CLASS A) ....................                224
    626,450      MONTEDISON S.P.A ...........................                778
     26,000      NESTLE MALAYSIA BERHAD .....................                118
      3,907      NESTLE S.A. REGD ...........................              8,361
    101,000      NICHIREI CORP ..............................                207
     41,000      NIPPON MEAT PACKERS, INC ...................                502
     93,000     oNIPPON SUISAN KAISHA LTD ...................                107
      6,000      NISSIN FOOD PRODUCTS CO LTD ................                107
     12,000      ORKLA AS SERIES A ..........................                279
      1,200      OSTERREICHISCHE
                  BRAU-AKTIENGESELLSCHAF ....................                 71
    184,900     oPARMALAT FINANZIARIA S.P.A. ................                377
         90      PEPSICO, INC ...............................                  4
     73,000      PERLIS PLANTATIONS BERHAD ..................                 63
        625      PPB OIL PALMS BERHAD .......................                  0
     21,000      PRIMA LTD ..................................                 32
     38,000     oQ.P. CORP ..................................                248
         56      RALSTON PURINA CO ..........................                  7
     20,850      SAPPORO BREWERIES LTD ......................                 80
     17,830      SARA LEE CORP ..............................                997
     75,479      SCOTTISH & NEWCASTLE PLC ...................              1,068
     29,100      SEAGRAMS CO LTD ............................              1,186
     43,000      SNOW BRAND MILK PRODUCTS CO ................                130

                       See notes to financial statements.

                                                                        VALUE
     SHARES                                                             (000)
     ------                                                             -----
                FOOD AND KINDRED PRODUCTS--(CONTINUED)
    117,560      SOUTHCORP LTD ..............................         $      341
      3,900      TATE & LYLE PLC ............................                 31
     36,600      TOYO SEIKAN KAISHA LTD .....................                448
     29,000      UBE INDUSTRIES LTD .........................                 38
      2,800      UNICER-UNIAO CERVEIJEIRA S.A ...............                 62
     50,560      UNIGATE PLC ................................                560
    403,614      UNILEVER LTD ...............................              4,296
     64,501      UNILEVER NV CERT ...........................              5,118
      5,089      UNITED BISCUITS HOLDINGS PLC ...............                 20
      4,800      VISCOFAN S.A. ..............................                224
      2,100     oVLASIC FOODS INTERNATIONAL, INC ............                 42
     18,200      WESTON (GEORGE) LTD ........................                644
      7,000     oYAMAZAKI BAKING CO LTD .....................                 62
                                                                      ----------
                                                                          61,218
                                                                      ----------
                FOOD STORES--0.15%
     28,059      ALBERTSONS, INC ............................              1,454
     54,250      AMERICAN STORES CO .........................              1,312
      4,200      CULTOR OY SERIES 2 .........................                 67
        826      DAIRY FARM INTERNATIONAL HOLDINGS LTD ......                  1
      8,700     oEL AGUILA S.A. .............................                 81
      5,950      JERONIMO MARTINS SGPS S.A ..................                286
     25,071     oKROGER CO ..................................              1,075
    291,736      SAINSBURY (J) PLC ..........................              2,599
      3,800      SONAE INVESTIMENTOS-SGPS S.A. ..............                208
    197,463      TESCO PLC ..................................              1,927
                                                                      ----------
                                                                           9,010
                                                                      ----------
                FORESTRY--0.00%
      2,100      CORTICEIRA AMORIM S.A. .....................                 40
    207,060      FLETCHER CHALLENGE LTD (FORESTS DIVISION) ..                116
     73,000      HIGHLANDS & LOWLANDS BERHAD ................                 52
     10,000      KUALA LUMPUR KEPONG BERHAD .................                 16
                                                                      ----------
                                                                             224
                                                                      ----------
                FURNITURE AND HOMEFURNISHING
                 STORES--0.03%
     56,900      AUSTRALIA GAS LIGHT CO .....................                356
     22,952      TANDY CORP .................................              1,218
                                                                      ----------
                                                                           1,574
                                                                      ----------
                GENERAL BUILDING CONTRACTORS--0.13%
        800      AMEC PLC ...................................                  2
     82,000     oAOKI CONSTRUCTION CO LTD ...................                 40
     35,510      BARRATT DEVELOPMENTS LTD ...................                157
     16,061      BLUE CIRCLE INDUSTRIES PLC .................                 91
     11,200     oBPB PLC ....................................                 68
     13,677      CENTEX CORP ................................                516
     48,000      DAIWA HOUSE INDUSTRY CO LTD ................                424
     91,000     oEKRAN BERHAD ...............................                 10
     50,000      FLETCHER CHALLENGE LTD (BUILDING DIVISION) .                 62
      4,800      FOMENTO CONSTRUCCIONES Y
                  CONTRATAS S.A .............................                248
    148,000      FUJITA CORP ................................                 81
     81,000     oHAZAMA-GUMI LTD ............................                 47
     69,500      HEPWORTH PLC ...............................                250
      4,753      HOLLANDSCHE BETON GROEP NV .................                 99
     21,000      INAX CORP ..................................                 72
     17,000      JAMES HARDIE INDUSTRIES LTD ................                 47
    107,000      KAJIMA CORP ................................                293
     86,700      MARLEY PLC .................................                158
     40,000      NIHON CEMENT CO LTD ........................                 80
      7,000      NISHIMATSU CONSTRUCTION CO LTD .............                 34
     60,000      OBAYASHI CORP ..............................                254
     35,000      OKUMURA CORP ...............................                123
     12,590     oPILKINGTON PLC .............................                 23
      8,200      PULTE CORP .................................                245
     49,498      RMC GROUP PLC ..............................                858
     10,900      SKANSKA AB SERIES B FREE ...................                489
      9,187      ST. GOBAIN S.A. ............................              1,703
    182,000      TAISEI CORP ................................                393
    261,419      TARMAC PLC .................................                467
      4,700      TOTO LTD ...................................                 29
     60,000    #oUNITED ENGINEERING BERHAD ..................                 24
     89,097      WILLIAMS PLC ...............................                572
     56,571      WILSON (CONNOLLY) HOLDINGS PLC .............                129
      6,043      WOLSELEY PLC ...............................                 35
     16,500      YTL CORP BERHAD ............................                 12
                                                                      ----------
                                                                           8,135
                                                                      ----------
                GENERAL MERCHANDISE STORES--0.71%
     76,800      BOOTS CO LTD ...............................              1,272
      3,839      CARREFOUR SUPERMARCHE S.A. .................              2,429
    117,509      COLES MYER LTD .............................                458
        438     oCOLRUYT S.A. ...............................                344
         11      COMPTOIRS MODERNES .........................                  6
     20,000      DAIEI, INC .................................                 47
     57,000      DAIMARU, INC ...............................                149
     33,000      DAVID JONES LTD ............................                 38
      7,201      DAYTON HUDSON CORP .........................                349
      6,400      DELHAIZE FRERES NV .........................                447
    206,000     oGIORDANO INTERNATIONAL LTD .................                 42
    145,609      GREAT UNIVERSAL STORES PLC .................              1,919
     20,600      HENNES & MAURITZ AB SERIES B ...............              1,315
      1,600      HUDSONS BAY CO .............................                 37
      3,200      INSTRUMENTARIUM GROUP SERIES B FREE ........                204
      9,000      ISETAN CO ..................................                 75
     38,000      ITO-YOKADO CO LTD ..........................              1,788
        230      JELMOLI HOLDINGS AG. (BR) ..................                292
     32,000      JUSCO CO LTD ...............................                587
     39,463     oK MART CORP ................................                760
         50     oKARSTADT AG ................................                 24
    122,292      KINGFISHER PLC .............................              1,969
    220,036      MARKS & SPENCER PLC ........................              2,003
     56,000      MARUI CO LTD ...............................                835
     49,048      MAY DEPARTMENT STORES CO ...................              3,213
     22,500     oMETRO AG ...................................              1,359
     32,000     oMETRO HOLDINGS LTD .........................                 19
     67,200      MYCAL CORP .................................                426
     20,642      NEXT PLC ...................................                177
     48,399      PENNEY (J.C.) CO, INC ......................              3,500
      2,820     oPINAULT-PRINTEMPS-REDOUTE S.A ..............              2,360
      2,811      PROMODES S.A. ..............................              1,558
     35,320      RINASCENTE S.P.A. ..........................                352
      9,543      SEARS PLC ..................................                  8
     44,000      SEIYU LTD ..................................                 92
      3,800      STOCKMANN B FREE ...........................                 89
     25,000      TAKASHIMAYA CO LTD .........................                188
     40,000      UNY CO LTD .................................                648
     28,806     oVENATOR GROUP, INC .........................                551
    191,209      WAL-MART STORES, INC .......................             11,616
    109,639      WATERFORD WEDGWOOD PLC (UNITS) .............                142
                                                                      ----------
                                                                          43,687
                                                                      ----------
                HEALTH SERVICES--0.10%
    102,700      COLUMBIA/HCA HEALTHCARE CORP ...............              2,991
      3,300     oEXTENDICARE, INC (CLASS A) .................                 27
     54,200     oHEALTHSOUTH CORP ...........................              1,446

                       See notes to financial statements.

                                                                         VALUE
       SHARES                                                            (000)
       ------                                                            -----
                HEALTH SERVICES--(CONTINUED)
     14,759      MANOR CARE, INC ............................          $     567
         87     oQUEST DIAGNOSTICS, INC .....................                  2
     14,100      UNITED HEALTHCARE CORP .....................                895
                                                                       ---------
                                                                           5,928
                                                                       ---------
                HEAVY CONSTRUCTION, EXCEPT
                 BUILDING--0.08%
     23,600     oAUTOPISTAS CONCESIONARIA
                  ESPANOLA RTS ..............................                 18
     23,600      AUTOPISTAS CONCESIONARIA
                  ESPANOLA S.A. .............................                366
      1,190     oBILFINGER & BERGER AG ......................                 41
    105,000      BORAL LTD ..................................                197
      1,108     oBOUYGUES S.A. ..............................                201
      5,700      BRISA-AUTO ESTRADAS DE PORTUGAL S.A. .......                244
    155,000      CHICHIBU ONODA CEMENT CORP .................                280
      4,700      DRAGADOS Y CONSTRUCCIONES S.A. .............                151
      2,100      ENGIL-SGPS .................................                 24
      1,000      FLUOR CORP .................................                 51
     49,000     oGOLDEN PLUS HOLDINGS BERHAD ................                  9
        268      GROUPE GTM .................................                 28
     80,000     oIMPREGILO S.P.A. ...........................                 71
     39,000      JGC CONSTRUCTION CORP ......................                 95
     42,000      KINDEN CORP ................................                508
    202,000     oKUMAGAI GUMI CO LTD ........................                146
     14,000      KUMAGAI GUMI CO LTD (HONG KONG) ............                  6
      2,800    #oKUMAGAI GUMI CO LTD WTS 12/31/99 ...........                  0
     17,000      MAEDA ROAD CONSTRUCTION CO LTD .............                 91
    165,300      PIONEER INTERNATIONAL LTD ..................                394
     50,000      SATO KOGYO .................................                 41
     19,785     oSCHNEIDER S.A. .............................              1,578
     49,000      SHIMIZU CORP ...............................                141
      1,700     oSOCIEDADE DE CONSTRUCOES SOARES DA COS .....                 14
      2,100      SOMAGUE-SGPS S.A ...........................                 20
        411    #oSOMAGUE-SGPS S.A. BABY SHS .................                  4
    132,000     oTIME ENGINEERING BERHAD ....................                 18
                                                                       ---------
                                                                           4,737
                                                                       ---------
                HOLDING AND OTHER INVESTMENT
                 OFFICES--2.04%
      2,350     oAACHENER & MUNCHENER BETEIL (BR) ...........                275
        600      AACHENER & MUNCHENER BETEIL (REGD) .........                 70
      1,600      BOHLER-UDDEHOLM AG. (BR) ...................                106
    497,200      BRIERLEY INVESTMENTS LTD ...................                248
  8,712,400      COMPASS GROUP PLC ..........................            100,375
     25,593      CREDIT SUISSE GROUP (REGD) .................              5,695
     69,000      DBS LAND LTD ...............................                 57
      7,300      DOUGLAS HOLDINGS AG. .......................                389
        526      EA-GENERALI AG. ............................                154
      3,778      EQUITY OFFICE PROPERTIES TR ................                107
        261     oEURAFRANCE S.A .............................                164
     48,851      GENERAL PROPERTY TR ........................                 79
     57,799      HANSON PLC .................................                351
    337,000      HUTCHINSON WHAMPOA LTD .....................              1,779
     33,000      INCHAPE MOTORS .............................                 23
     70,000      KAO CORP ...................................              1,079
     16,600     oKBC BANCASSURANCE HOLDINGS NV ..............              1,486
     13,500      KESCO OYJ ..................................                213
     26,249      LAND SECURITIES PLC ........................                406
     29,000      LEND LEASE CORP LTD ........................                586
    161,000      MALAYSIAN MOSAICS BERHAD ...................                 34
     37,100      MELCO INTERNATIONAL DEVELOPMENT LTD ........                  3
      3,600      MEPC PLC ...................................                 32
    144,000      MITSUBISHI ESTATE CO LTD ...................              1,266
      7,410     oMUENCHENER RUECKVER AG. (REGD) .............              3,678
    256,000     oMULTI-PURPOSE HOLDINGS BERHAD ..............                 64
     57,000      ORIENT CORP ................................                124
     26,600     oORIENTAL HOLDINGS ..........................                 44
     12,236      PERNOD-RICARD S.A. .........................                848
      6,000      POWER CORP OF CANADA .......................                282
     41,987      PROVIDENT FINANCIAL PLC ....................                659
      1,800      ROYALE BELGE VIE ACCIDENTS .................                684
     60,100      SANKYO CO LTD ..............................              1,368
         99      SIMCO (REGD) ...............................                  8
     23,847      SIMON DEBARTOLO GROUP, INC .................                775
    580,000      SINO LAND CO ...............................                202
     15,603      STARWOOD HOTELS & RESORTS TR ...............                754
    107,000      STOCKLAND TR GROUP (UNITS) .................                245
        310      TOHO CO LTD ................................                 33
      6,973      WOLTERS KLUWER NV ..........................                957
                                                                       ---------
                                                                         125,702
                                                                       ---------
                HOTELS AND OTHER LODGING
                 PLACES--1.16%
     78,000      BERJAYA LAND BERHAD ........................                 43
  3,271,881     oCENDANT CORP ...............................             68,301
    102,700     oCROWN LTD ..................................                 31
      8,000      GENTING BERHAD .............................                 14
     19,200     oHOST MARRIOTT CORP .........................                342
      8,000     oJURYS HOTEL GROUP PLC ......................                 69
    122,000     oLANDMARKS HOLDINGS BERHAD ..................                 15
     37,700      MARRIOTT INTERNATIONAL (CLASS A) ...........              1,221
     19,768     oPROMUS HOTEL CORP ..........................                761
    123,590      RANK GROUP PLC .............................                678
     69,000      RESORTS WORLD BERHAD .......................                 76
     13,000      SHANGRI-LA HOTEL LTD .......................                 16
                                                                       ---------
                                                                          71,567
                                                                       ---------
                INDUSTRIAL MACHINERY AND
                 EQUIPMENT--3.34%
        850      ABB ASEA BROWN BOVERI LTD (BR) .............              1,255
    442,800     oAPPLIED MATERIALS, INC .....................             13,063
     18,200      ATLAS COPCO AB SERIES B FREE ...............                496
     56,300     oBBA GROUP PLC ..............................                425
        300      BEKAERT S.A. ...............................                249
         33      BLACK & DECKER CORP ........................                  2
     26,200      BOMBARDIER, INC (CLASS B) ..................                713
     11,160      BRUNSWICK CORP .............................                276
     34,586      CATERPILLAR, INC ...........................              1,829
     30,000     oCHIYODA CORP ...............................                 37
      8,852      CINCINNATI MILACRON, INC ...................                215
    770,350     oCISCO SYSTEMS, INC .........................             70,920
      6,200      COBHAM GROUP PLC ...........................                109
     24,220      CONTINENTAL AG .............................                761
         41      CUMMINS ENGINE CO, INC .....................                  2
      4,000     oDANIELI & CO ...............................                 34
     42,300      DEERE & CO .................................              2,237
     18,360      DELTA PLC ..................................                 67
      7,200     oDEUTZ AG ...................................                 85
     15,982      EATON CORP .................................              1,243
      2,000      EBARA CORP .................................                 18
     68,751     oEMC CORP ...................................              3,081
      7,900     oEST ASIATIQUE ..............................                 58
     32,200      FANUC LTD ..................................              1,114
         16      FISCHER (GEORGE) LTD (REGD) ................                  6
      4,000      FLS INDUSTRIES AS (CLASS B) ................                102
    176,000      FUJITSU LTD ................................              1,851
     10,109      GENERAL SIGNAL CORP ........................                364

                       See notes to financial statements.

                                                                        VALUE
     SHARES                                                             (000)
     ------                                                             -----
                INDUSTRIAL MACHINERY AND
                 EQUIPMENT--3.34%
     27,780      GKN PLC ....................................          $     354
         20     oGLOBAL INDUSTRIAL TECHNOLOGIES, INC ........                  0
     72,464      HEWLETT-PACKARD CO .........................              4,339
      6,000      HITACHI ZOSEN CORP .........................                 10
        653     oINDUSTRIE-WERKE KARLSRUHE
                 AUGSBURG AG ................................                153
     32,314      INGERSOLL-RAND CO ..........................              1,424
    107,980      INTERNATIONAL BUSINESS MACHINES CORP .......             12,397
     65,000     oJAPAN STEEL WORKS LTD ......................                 80
     53,500      KEPPEL CORP ................................                 80
    202,220      KEYENCE CORP ...............................             22,001
    115,000      KOMATSU LTD ................................                558
      1,700      KONE CORP SERIES B .........................                239
     54,000      KOYO SEIKO CO LTD ..........................                202
    141,000      KUBOTA CORP ................................                325
      2,500      KVAERNER INDUSTRIER AS SERIES A ............                 85
     18,500      KYOCERA CORP ...............................                904
        820      LINDE AG. ..................................                563
     10,702     oLITTON INDUSTRIES, INC .....................                631
     15,000      MAKINO MILLING MACHINE CO LTD ..............                106
     12,000      MINEBEA CO LTD .............................                119
    428,000      MITSUBISHI HEAVY INDUSTRIES LTD ............              1,616
     18,000      MORI SEIKI CO LTD ..........................                220
     38,000     oNIIGATA ENGINEERING CO LTD .................                 25
    102,000      NSK LTD ....................................                415
     41,000      NTN TOYO BEARING CO LTD ....................                129
      6,000      OKUMA CORP .................................                 27
      1,013      RAUMA OY ...................................                 21
     19,000      SANDVIK AB SERIES A ........................                525
      7,100      SANDVIK AB SERIES B FREE ...................                195
        220      SCHINDLER HOLDINGS LTD (REGD) ..............                341
      4,574      STORK NV ...................................                146
        120      SULZER WINTERTHUR AG. (REGD) ...............                 95
     13,600      SVENSKA KULLAGERFABRIKEN AB SERIES B .......                247
      7,000      TAIYO YUDEN CO LTD .........................                 74
      1,000      TAKUMA CO LTD ..............................                  7
     93,000     oTECHNOLOGY RESOURCES INDUSTRIES BERHAD .....                 64
     88,900      TI GROUP PLC ...............................                675
      4,000      TOMRA SYSTEMS AS ...........................                120
      9,000      TOYO EXTERIOR CORP .........................                 89
     15,100      TOYODA AUTOMATIC LOOM WORKS LTD ............                267
     13,900      TRELLEBORG AB SERIES B FREE ................                183
      5,000     oTSUGAMI CORP ...............................                  6
  1,942,050     oUNISYS CORP ................................             54,863
      1,400      VA TECHNOLOGIE AG. (BR) ....................                174
     36,000     oVAN DER HORST LTD ..........................                  6
     10,033      ZARDOYA OTIS S.A ...........................                299
                                                                       ---------
                                                                         206,011
                                                                       ---------
                INSTRUMENTS AND RELATED
                 PRODUCTS--2.32%
    305,333     oADAC LABORATORIES, INC .....................              6,870
     20,541      BAXTER INTERNATIONAL, INC ..................              1,105
      1,227      BECTON DICKINSON & CO ......................                 95
     86,000      CANON, INC .................................              1,952
     56,176      EASTMAN KODAK CO ...........................              4,104
    688,000      FUJI PHOTO FILM CO LTD .....................             23,943
     24,150      IMI PLC ....................................                150
      3,000      JOHNSON CONTROLS, INC ......................                172
    250,300     oKLA-TENCOR CORP ............................              6,930
     16,374      MALLINCKRODT, INC ..........................                486
     39,000      OLYMPUS OPTICAL CO LTD .....................                339
      1,000     oRADIOMETER AS (CLASS B) ....................                 40
  1,888,600     oSIEBE PLC ..................................             37,719
     11,611      TEKTRONIX, INC .............................                411
    581,727      XEROX CORP .................................             59,118
                                                                       ---------
                                                                         143,434
                                                                       ---------
                INSURANCE AGENTS, BROKERS AND
                 SERVICE--0.08%
    102,964     oASSICURAZIONI GENERALI S.P.A ...............              3,351
      1,600     oFAIRFAX FINANCIAL HOLDINGS LTD .............                625
        832     oFORTIS AG. NPV (STRIP VVPR) ................                  0
     89,476      GIO AUSTRALIAN HOLDINGS LTD ................                230
    172,000      SEDGWICK GROUP LTD .........................                367
    128,097      WILLIS CORROON GROUP PLC ...................                326
                                                                       ---------
                                                                           4,899
                                                                       ---------
                INSURANCE CARRIERS--5.07%
  1,441,200      ACE LTD ....................................             56,207
    770,200      AEGON NV ...................................             67,017
         22      AEGON NV ARS ...............................                  2
         43      AETNA, INC .................................                  3
     25,000      AFLAC, INC .................................                758
         27     oALLEANZA ASSICURAZIONI (S/S) NON CV ........                  0
        649     oALLIANZ AG. NEW ............................                214
     25,090     oALLIANZ AG. (REGD) .........................              8,361
     61,440      ALLSTATE CORP ..............................              5,626
    751,099      AMERICAN INTERNATIONAL GROUP, INC ..........            109,660
      4,201      ASR VERZEKERINGSGROEP NV ...................                356
     87,654      CGU PLC ....................................              1,635
     47,342      CIGNA CORP .................................              3,267
      2,700      COMPANHIA DE SEGUROS
                  TRANQUILIDADE .............................                 73
      4,400      CORPORACION MAPFRE S.A. ....................                155
     17,063     oGUARDIAN ROYAL EXCHANGE PLC ................                100
     26,384      HARTFORD FINANCIAL SERVICES GROUP, INC .....              3,018
     93,882      ING GROEP NV ...............................              6,147
    420,400     oINSTITUTO NAZIONALE DELLE ASSICURAZION .....              1,195
     42,100      IRISH LIFE .................................                388
     24,392      JEFFERSON-PILOT CORP .......................              1,413
     93,635      LEGAL & GENERAL GROUP PLC ..................                999
    177,062      LIFE RE CORP ...............................             14,674
     18,000      MITSUI TAISHO MARINE & FIRE CO LTD .........                 90
     28,000      NICHIDO FIRE & MARINE INSURANCE CO LTD .....                146
     79,000      NIPPON FIRE & MARINE INSURANCE CO LTD ......                323
     14,100     oOXFORD HEALTH PLANS, INC ...................                216
      2,000     oPACIFICARE HEALTH SYSTEMS, INC (CLASS A) ...                169
      4,000     oPACIFICARE HEALTH SYSTEMS, INC (CLASS B) ...                354
      6,300      POHJOLA INSURANCE CO LTD SERIES B ..........                313
    260,455      PRUDENTIAL CORP PLC ........................              3,431
      1,482      QBE INSURANCE GROUP LTD ....................                  5
     62,000      RAS S.P.A ..................................                808
    167,640     oROYAL & SUN ALLIANCE INSURANCE GROUP PLC ...              1,733
      7,600      SAFECO CORP ................................                345
     19,400     oSAI S.P.A. .................................                248
     20,500      SAMPO INSURANCE CO SERIES A ................                971
      1,543     oSCHWEIZERISCHE RUCKVERSICHERUNG (REGD) .....              3,902
     37,165      ST. PAUL COS, INC ..........................              1,563

                       See notes to financial statements.

                                                                        VALUE
     SHARES                                                             (000)
     ------                                                             -----
                INSURANCE CARRIERS--(CONTINUED)
     20,600      UNI-STOREBRAND AS SERIES A .................          $     183
     92,972      SUMITOMO MARINE & FIRE INSURANCE CO ........                520
     13,337      SUNAMERICA, INC ............................                766
    161,000      TOKIO MARINE & FIRE INSURANCE CO LTD .......              1,654
     27,110      TORCHMARK CORP .............................              1,240
     14,091      TRANSAMERICA CORP ..........................              1,622
    124,685      TRAVELERS GROUP, INC .......................              7,559
      5,023      ZURICH INSURANCE CO (REGD) .................              3,206
                                                                       ---------
                                                                         312,635
                                                                       ---------
                LOCAL AND INTERURBAN PASSENGER
                 TRANSIT--0.06%
        466      EAST JAPAN RAILWAY CO ......................              2,189
     46,786      LAIDLAW, INC ...............................                565
     90,990      NANKAI ELECTRIC RAILWAY CO .................                393
      1,770     oNEW WORLD INFRASTUCTURE LTD ................                  2
      5,900      STAGECOACH HOLDINGS PLC ....................                126
     23,008      VIAD CORP ..................................                638
                                                                       ---------
                                                                           3,913
                                                                       ---------
                LUMBER AND WOOD PRODUCTS--0.07%
     61,000     oAMCOR LTD ..................................                267
    301,300      CARTER HOLT HARVEY LTD .....................                263
     16,800      CARTIERE BURGO S.P.A. ......................                135
     26,647      CLAYTON HOMES, INC .........................                506
     10,359      GEORGIA-PACIFIC CORP
                  (PACKAGING GROUP) .........................                611
     20,622      GEORGIA-PACIFIC CORP
                  (TIMBER GROUP) ............................                476
     18,000     oJAYA TIASA HOLDINGS BERHAD .................                 22
    118,929      JEFFERSON SMURFIT GROUP PLC ................                353
     24,582      LOUISIANA PACIFIC CORP .....................                449
      2,400      NORSKE SKOGINDUSTRIER SERIES A .............                 74
     19,000      SCA AB SERIES B ............................                492
      9,600      STORA KOPPARBERG BERGSLAGS SERIES A FREE ...                151
     22,400      STORA KOPPARBERG BERGSLAGS SERIES B FREE ...                354
      3,665      WEYERHAEUSER CO ............................                169
                                                                       ---------
                                                                           4,322
                                                                       ---------
                METAL MINING--1.05%
     25,500      ABERFOYLE LTD ..............................                 40
        620     oALUSUISSE LONZA HOLDINGS AG. (REGD) ........                786
     61,100      ASHTON MINING LTD ..........................                 32
     45,800      BARRICK GOLD CORP ..........................                879
     10,200      CAMECO CORP ................................                284
     65,000      DELTA GOLD NL ..............................                 80
     22,800     oECHO BAY MINES LTD .........................                 49
      7,000      ELKEM AS ...................................                 84
  1,927,800      EUOR-NEVADA MINING CORP ....................             26,283
  1,512,800      FRANCO-NEVADA MINING CORP LTD ..............             29,987
      4,500      FREEPORT-MCMORAN COPPER & GOLD, INC
                  (CLASS A) .................................                 64
     34,809      FREEPORT-MCMORAN COPPER & GOLD, INC
                  (CLASS B) .................................                529
     71,717      GREAT CENTRAL MINES LTD ....................                 68
      5,381      INCO LTD CO ................................                 73
      5,700      INCO LTD CO (U.S.) .........................                 78
     62,512      JOHNSON MATTHEY PLC ........................                562
     19,025      MIM HOLDINGS LTD ...........................                  9
    195,000      MITSUBISHI MATERIALS CORP ..................                398
    102,000      MITSUI MINING & SMELTING CO LTD ............                423
      1,146     oMORRISON KNUDSEN CORP WTS 03/11/03 .........                  7
     15,838      NEWMONT MINING CORP ........................                374
    169,000      NIPPON LIGHT METAL CO LTD ..................                195
     21,200      NORANDA, INC ...............................                366
     95,000      NORMANDY MINING LTD ........................                 78
     51,924      NORTH LTD ..................................                107
     17,900      OUTOKUMPU OY SERIES A ......................                228
     17,500      PLACER DOME, INC ...........................                203
    195,948      QCT RESOURCES LTD ..........................                130
     37,400     oRGC LTD ....................................                 37
     31,900      RIO TINTO LTD ..............................                379
     36,050      RIO TINTO PLC (BR) .........................                424
     79,890      RIO TINTO PLC (REGD) .......................                900
      6,300      SMITH (HOWARD) LTD .........................                 37
     28,639      SONS OF GWALIA LTD .........................                 71
     58,300      STRAITS TRADING CO .........................                 34
     10,000      SUMITOMO METAL MINING CO LTD ...............                 41
      9,800      TECK CORP LTD (CLASS B) ....................                107
      3,200      UNION MINIERE GROUP S.A ....................                198
    121,000      WMC LTD ....................................                364
                                                                       ---------
                                                                          64,988
                                                                       ---------
                MISCELLANEOUS MANUFACTURING
                 INDUSTRIES--5.12%
      3,000     oAMER GROUP LTD PLC SERIES A ................                 58
      9,273      ARMSTRONG WORLD INDUSTRIES, INC ............                625
      1,538      BIC S.A. ...................................                109
     37,300      BULGARI S.P.A. .............................                196
     10,200      CCL INDUSTRIES, INC (CLASS B) ..............                130
     25,800      INTERNATIONAL GAME TECHNOLOGY CO ...........                626
     30,080      MINNESOTA MINING & MANUFACTURING CO ........              2,472
     23,000      OKAMATO INDUSTRIES, INC ....................                 51
      1,900      RHI AG. ....................................                 92
      4,000      SEIKO CORP .................................                 18
  4,946,960      TYCO INTERNATIONAL LTD .....................            311,658
     26,000      VARITRONIX INTERNATIONAL LTD ...............                 52
                                                                       ---------
                                                                         316,087
                                                                       ---------
                MISCELLANEOUS RETAIL--0.12%
     67,910      SEARS ROEBUCK & CO .........................              4,147
     61,950     oSTAPLES, INC ...............................              1,793
     47,159     oTOYS R US, INC .............................              1,111
      5,168      WALGREEN CO ................................                214
                                                                       ---------
                                                                           7,265
                                                                       ---------
                MOTION PICTURES--0.13%
     73,366      DISNEY (WALT) CO ...........................              7,708
     33,000      TOEI CO ....................................                104
                                                                       ---------
                                                                           7,812
                                                                       ---------
                NONDEPOSITORY INSTITUTIONS--0.94%
     23,000      ACOM CO LTD ................................              1,092
     55,400      AMERICAN EXPRESS CO ........................              6,316
     16,000     oAMMB HOLDINGS BERHAD .......................                  8
      2,492      COUNTRYWIDE CREDIT INDUSTRIES, INC .........                126
     96,781      FEDERAL NATIONAL MORTGAGE
                  ASSOCIATION ...............................              5,879
     86,164      FIRST UNION CORP ...........................              5,019
    117,200     oHALIFAX PLC ................................              1,521
      9,936      HOUSEHOLD INTERNATIONAL, INC ...............                494
     16,000     oIRISH PERMANENT PLC ........................                190
     57,700     oMEDIOBANCA S.P.A ...........................                733
    148,700      SHOKOH FUND & CO ...........................             36,534
                                                                       ---------
                                                                          57,912
                                                                       ---------

                       See notes to financial statements.

                                                                         VALUE
     SHARES                                                              (000)
     ------                                                              -----

                NONMETALLIC MINERALS,
                 EXCEPT FUELS--0.02%
      7,100      POTASH CORP OF SASKATCHEWAN, INC ...........          $     535
      4,700      VULCAN MATERIALS CO ........................                501
                                                                       ---------
                                                                           1,036
                                                                       ---------
                OIL AND GAS EXTRACTION--6.55%
  1,300,100      AKER MARTIME ASA ...........................             22,873
      5,200      ALBERTA ENERGY LTD .........................                122
    138,504      AMOCO CORP .................................              5,765
     21,600     oANDERSON EXPLORATION LTD ...................                250
    534,000      APACHE CORP ................................             16,821
  7,275,000      BRITISH-BORNEO PETROLEUM
                  SYNDICATE PLC .............................             36,233
        100     oCANADIAN NATURAL RESOURCES LTD .............                  2
     16,326      CANADIAN OCCIDENTAL PETROLEUM LTD ..........                349
    231,541     oCENTRICA PLC ...............................                390
     19,182      COLUMBIA ENERGY GROUP ......................              1,067
     12,512      CONSOLIDATED NATURAL GAS CO ................                737
    743,500      DIAMOND OFFSHORE DRILLING, INC .............             29,740
    957,397      EXXON CORP .................................             68,274
     60,200      FLETCHER CHALLENGE LTD (ENERGY DIVISION) ...                144
      5,476     oGLOBAL MARINE, INC .........................                102
     40,700      HALLIBURTON CO .............................              1,814
     10,889      HELMERICH & PAYNE, INC .....................                242
  2,354,850     +IHC CALAND NV ..............................            132,549
     42,200      IMPERIAL OIL LTD ...........................                737
      4,775      KONINKLIJKE PAKHOED HOLDINGS NV ............                155
    223,096      MOBIL CORP .................................             17,095
      1,600      OCCIDENTAL PETROLEUM CORP ..................                 43
      1,800      OMV AKTIENGESELLS AG. ......................                241
      2,700      PETROFINA S.A. .............................              1,108
  1,981,900     oPETROLEUM GEO-SERVICES AS ..................             61,729
     34,700     oPOCO PETROLEUM LTD .........................                340
     28,700     oRANGER OIL LTD .............................                206
      3,000      SMEDVIG AS SERIES A ........................                 36
      4,800     oTALISMAN ENERGY, INC .......................                137
      4,355      TECHNIP S.A. ...............................                532
     26,440      TOTAL S.A. .................................              3,437
     40,000     oTULLOW OIL PLC .............................                 73
     12,269     oWESTERN ATLAS, INC .........................              1,041
                                                                       ---------
                                                                         404,384
                                                                       ---------
                PAPER AND ALLIED PRODUCTS--0.20%
      9,400      ABITIBI CONSOLIDATED, INC ..................                121
    211,769      ARJO WIGGINS APPLETON PLC ..................                717
     14,000      AVENOR, INC ................................                327
    145,000      BERJAYA GROUP BERHAD .......................                 18
     12,616      BOISE CASCADE CORP .........................                413
      1,305      CHAMPION INTERNATIONAL CORP ................                 64
      7,000     oCLONDALKIN GROUP PLC .......................                 59
     16,600      DOMTAR, INC ................................                111
    103,900      FLETCHER CHALLENGE LTD (PAPER DIVISION) ....                115
     49,340      FORT JAMES CORP ............................              2,196
      2,700      INVESTIMENTOS PARTICIPACOES E GESTAO .......                 35
     94,693      KIMBERLY-CLARK CORP ........................              4,344
     12,200      KONINKLIJKE KNP BT NV ......................                315
     39,000      MALAYSIAN PACIFIC INDUSTRIES BERHAD ........                 46
      1,600      MAYR-MELNHOF KARTON AG .....................                105
     23,309      MEAD CORP ..................................                740
      9,947      MEYER INTERNATIONAL PLC ....................                 59
     62,000      MITSUBISHI PAPER MILLS LTD .................                121
     55,000      NIPPON PAPER INDUSTRIES CO .................                229
    120,666      OJI PAPER CO LTD ...........................                525
     12,544      PORTUCEL INDUSTRIA EMPRESA .................                100
     55,600     oREPAP ENTERPRISES, INC .....................                  9
      6,726      REXAM PLC ..................................                 29
     16,800     oSARRIO CIA PAPELERA DE LEIZA S.A ...........                 79
     34,400      UPM-KYMMENE OY .............................                947
     22,710      WESTVACO CORP ..............................                642
                                                                       ---------
                                                                          12,466
                                                                       ---------
                PERSONAL SERVICES--0.02%
     23,472      BLOCK (H&R), INC ...........................                989
      9,829      NATIONAL SERVICE INDUSTRIES, INC ...........                500
                                                                       ---------
                                                                           1,489
                                                                       ---------
                PETROLEUM AND COAL PRODUCTS--1.92%
     34,273      ATLANTIC RICHFIELD CO ......................              2,678
    465,590      BG PLC .....................................              2,692
  2,375,141      BRITISH PETROLEUM PLC ......................             34,636
    222,345      BROKEN HILL PROPRIETARY CO LTD .............              1,880
     74,649      CHEVRON CORP ...............................              6,201
    185,000      CHUAN HUP HOLDINGS LTD .....................                 39
     93,000      COSMO OIL CO LTD ...........................                168
     28,439      ELF AQUITANE S.A. ..........................              3,998
    799,300      ENTE NAZIONALE IDROCARBURI S.P.A. ..........              5,243
    117,466      LONDON & SCOTTISH MARINE OIL PLC ...........                470
    140,000     oMITSUBISHI OIL CO LTD ......................                197
    175,800      NIPPON OIL CO LTD ..........................                567
     21,900      PETRO-CANADA (VARIABLE- VOTE) ..............                351
     32,208      REPSOL S.A .................................              1,778
    810,905      ROYAL DUTCH PETROLEUM CO ...................             44,966
    619,400      SAGA PETROLEUM AS SERIES A .................              9,525
     12,775      SANTOS LTD .................................                 40
     15,848      SUN CO, INC ................................                615
      7,900      SUNCOR ENERGY, INC .........................                269
     19,000     oTEIKOKU OIL CO LTD .........................                 59
     54,036      UNOCAL CORP ................................              1,932
                                                                       ---------
                                                                         118,304
                                                                       ---------
                PRIMARY METAL INDUSTRIES--0.28%
     28,900      ALCAN ALUMINIUM CO LTD .....................                796
        100      ALCAN ALUMINIUM CO LTD (U.S.) ..............                  3
     44,019      ALLEGHENY TELEDYNE, INC ....................              1,007
     37,499      ALUMINUM CO OF AMERICA .....................              2,473
    408,000      AMSTEEL CORP BERHAD ........................                 41
      8,892      ASARCO, INC ................................                198
     27,084     oBETHLEHEM STEEL CORP .......................                337
      4,258      BRITISH STEEL PLC ..........................                  9
      5,800      CO STEEL, INC ..............................                 86
    133,000      DAIDO STEEL CO LTD .........................                239
     15,000     oFLACK S.P.A. ...............................                 97
      2,850      GRANGES AB .................................                 52
      5,400      HOOGOVENS NEN STAALIADRIEREN NV ............                234
     23,000     oJAPAN METALS & CHEMICALS CO ................                 32
    263,000      KAWASAKI STEEL CORP ........................                474
     42,390      MANNESMANN AG ..............................              4,356
    561,000      NIPPON STEEL CORP ..........................                986
    652,000      NKK CORP ...................................                625
        700      NKT HOLDINGS AS ............................                 54
        558      PECHINEY S.A. ..............................                 22
     38,000     oSANKYO ALUMINIUM INDUSTRY CO LTD ...........                 36
     14,280    #oSILVERSTONE BERHAD .........................                  0
    232,000      SUMITOMO METAL INDUSTRIES LTD ..............                373
      9,625      SVENSKT STAL AB SERIES A (SSAB) ............                148
      2,450      SVENSKT STAL AB SERIES B ...................                 37
      5,184      THYSSEN AG .................................              1,318
     28,000      TOKYO STEEL MANUFACTURING CO LTD ...........                144
     49,538     oUSINOR S.A. ................................                765

                       See notes to financial statements.

                                                                        VALUE
     SHARES                                                             (000)
     ------                                                             -----

                PRIMARY METAL INDUSTRIES--(CONTINUED)
     65,586      USX-MARATHON GROUP, INC ....................          $   2,250
      4,101      USX-US STEEL GROUP, INC ....................                135
                                                                       ---------
                                                                          17,327
                                                                       ---------
                PRINTING AND PUBLISHING--0.31%
      4,300      AGENCE HAVAS S.A. ..........................                365
     89,000      DAI NIPPON PRINTING CO LTD .................              1,420
     18,093      DELUXE CORP ................................                648
     67,200      ELSEVIER UTIGEVERSMIJ NV ...................              1,014
     53,970      GANNETT CO, INC ............................              3,835
      7,193      HARLAND (JOHN H.) CO .......................                122
     37,144      INDEPENDENT NEWSPAPERS PLC .................                199
     11,000      KOMORI CORP ................................                209
     16,000      MONDADORI (ARNOLDO) EDITORE S.P.A. .........                189
     57,000      NEW STRAITS TIMES PRESS BERHAD (THE) .......                 21
    231,990      NEWS CORP LTD ..............................              1,894
    190,000      ORIENTAL PRESS GROUP .......................                 18
     19,171      READER'S DIGEST ASSOCIATION, INC
                  (CLASS A) (NON-VOTE) ......................                520
      5,000      SCHIBSTED ASA ..............................                 84
     27,864      SINGAPORE PRESS HOLDINGS LTD (LR) ..........                186
     17,100      SOUTHAM, INC ...............................                310
     53,800      THOMSON CORP ...............................              1,562
     47,896      TIME WARNER, INC ...........................              4,092
      2,201      TIMES MIRROR CO SERIES A ...................                138
     45,000      TOPPAN PRINTING CO LTD .....................                481
     27,333      TRIBUNE CO .................................              1,881
                                                                       ---------
                                                                          19,188
                                                                       ---------
                RAILROAD TRANSPORTATION--2.20%
     25,000      BRAMBLES INDUSTRIES LTD ....................                491
     26,689      BURLINGTON NORTHERN SANTA FE CORP ..........              2,621
     31,000      CANADIAN PACIFIC LTD .......................                873
     47,571      CSX CORP ...................................              2,164
     16,111      HANKYU CORP ................................                 66
    150,797      KINKI NIPPON RAILWAY CO LTD ................                706
    127,125      NAGOYA RAILROAD CO LTD .....................                385
     83,000      NIPPON EXPRESS CO LTD ......................                445
      1,000      ODAKYU ELECTRIC RAILWAY CO LTD .............                  3
  5,212,637     oRAILTRACK GROUP PLC ........................            127,763
     34,000      SEINO TRANSPORTATION CO LTD ................                189
     15,000      TOBU RAILWAY CO LTD ........................                 40
     13,122      YAMATO TRANSPORT CO LTD ....................                147
                                                                       ---------
                                                                         135,893
                                                                       ---------
                REAL ESTATE--2.28%
  1,192,275      AXA ........................................            134,097
    125,383      BRITISH LAND PLC ...........................              1,288
      4,100     oCATELLUS DEVELOPMENT CORP ..................                 73
    195,000      CHEUNG KONG HOLDINGS LTD ...................                959
    177,197      CHINESE ESTATES LTD ........................                 31
     51,560      CITY DEVELOPMENT LTD .......................                144
     13,665     oCITY DEVELOPMENT LTD WTS 07/18/98 ..........                 16
     57,000     oDAIKYO, INC ................................                 65
     11,000      DILIGENTIA AB ..............................                 95
     61,084     oEVERGO CHINA HOLDINGS LTD ..................                  1
     26,250     oFASTIGHETS AB BALDER RTS ...................                 26
     39,116      HAMMERSON PLC ..............................                319
    149,000      HANG LUNG DEVELOPMENT CO LTD ...............                148
    234,000      HONG LEONG PROPERTIES BERHAD ...............                 33
    127,000     oHOTEL PROPERTIES LTD .......................                 45
    104,000      HYSAN DEVELOPMENT CO LTD ...................                 86
     10,400     oHYSAN DEVELOPMENT CO LTD WTS 04/30/99 ......                  0
    165,000     oIGB CORP BERHAD ............................                 40
    141,333     oMALAYSIAN RESOURCES CORP BERHAD ............                 36
    175,000     oMETROPLEX BERHAD ...........................                 28
     38,164      MISAWA HOMES CO LTD ........................                104
     65,000      MITSUI FUDOSAN CO LTD ......................                513
    186,250     oMULPHA INTERNATIONAL BERHAD ................                 19
    158,005      NEW WORLD DEVELOPMENT CO LTD ...............                306
      7,400      ROUSE CO ...................................                233
      1,087     oSAGEM S.A ..................................                846
     63,400      SLOUGH ESTATES PLC .........................                364
    136,000      TAI CHEUNG HOLDINGS LTD ....................                 33
     11,000     oTOKYO TATEMONO CO LTD ......................                 21
     13,000      TOSTEM CORP ................................                168
     58,200      UNITED OVERSEAS LAND LTD ...................                 31
     13,733     oURBIS S.A ..................................                192
     94,215      WESTFIELD TRUST (UNITS) ....................                181
      7,499     oWESTFIELD TRUST (UNITS) NEW ................                 14
                                                                       ---------
                                                                         140,555
                                                                       ---------
                RUBBER AND MISCELLANEOUS
                 PLASTIC PRODUCTS--0.67%
     61,000      DENKI KAGKU KOGYO ..........................                 98
     95,000      GOLDEN HOPE PLANTATIONS BERHAD .............                 87
      8,174      GOODYEAR TIRE & RUBBER CO ..................                527
     21,037      MICHELIN S.A. (CLASS B) ....................              1,214
     75,600      MONSANTO CO ................................              4,224
    699,846      NIKE, INC (CLASS B) ........................             34,074
     18,988      RAYCHEM CORP ...............................                561
     14,553      RUBBERMAID, INC ............................                483
      4,000     oSEALED AIR CORP ............................                147
         80      SOLUTIA, INC ...............................                  2
                                                                       ---------
                                                                          41,417
                                                                       ---------
                SECURITY AND COMMODITY
                 BROKERS--0.20%
    137,731      ABBEY NATIONAL PLC .........................              2,447
        164      CPR ........................................                 13
      3,185      CREDIT SAISON CO LTD .......................                 63
    149,000      DAIWA SECURITIES CO LTD ....................                641
      4,595      FORTIS AG ..................................              1,173
    261,000     oMBF CAPITAL BERHAD .........................                 44
     25,587      MERRILL LYNCH & CO, INC ....................              2,360
     16,000      NIPPON SHINPAN CO LTD ......................                 27
    182,000      NOMURA SECURITIES CO LTD ...................              2,118
      9,000      OM GRUPPEN AB ..............................                187
      3,000      ORIX CORP ..................................                203
     31,209      PAINE WEBBER GROUP, INC ....................              1,342
     72,000     oRASHID HUSSAIN BERHAD ......................                 35
     27,559      SCHROEDERS LTD .............................                711
    201,900      SUN HUNG KAI PROPERTIES LTD ................                857
    114,000     oTA ENTERPRISE BERHAD .......................                 17
    275,000    xoYAMAICHI SECURITIES CO LTD .................                  4
                                                                       ---------
                                                                          12,242
                                                                       ---------
                STONE, CLAY, AND GLASS
                 PRODUCTS--0.11%
      6,400      AKER RGI ASA SERIES A ......................                101
     94,000      ASAHI GLASS CO LTD .........................                508
    162,420      CARADON PLC ................................                504
      5,000      CEMENTIR S.P.A. ............................                  6
      7,108      CIMENTOS DE PORTUGAL .......................                250
        250      DYCKERHOFF AG. .............................                 87
        690      HOLDERBANK FINANCIERE GLARUS AG. (BR) ......                878
     13,812      LAFARGE S.A. (BR) ..........................              1,428
    135,000      NIPPON SHEET GLASS CO LTD ..................                213

                      See notes to financial statements.

                                                                        VALUE
     SHARES                                                             (000)
     ------                                                             -----
                STONE, CLAY, AND GLASS
                 PRODUCTS--(CONTINUED)
     12,517      OWENS CORNING CO ...........................          $     511
     36,325      PPG INDUSTRIES, INC ........................              2,527
                                                                       ---------
                                                                           7,013
                                                                       ---------
                TEXTILE MILL PRODUCTS--0.03%
        262      CHARGEURS S.A ..............................                 22
    115,000      CSP INTERNATIONAL INDUSTRIA CALZE S.P.A. ...              1,101
     23,000      MITSUBISHI RAYON CO LTD ....................                 64
      3,972      SHAW INDUSTRIES, INC .......................                 70
     11,261      UNIFI, INC .................................                386
                                                                       ---------
                                                                           1,643
                                                                       ---------
                TOBACCO PRODUCTS--1.36%
    321,991      B.A.T. INDUSTRIES LTD ......................              3,223
         10     oCIE FINANCIERE RICHEMONT AG. (UNITS A) .....                 13
     52,800      IMASCO LTD .................................                975
    236,371      PHILIP MORRIS COS, INC .....................              9,307
     33,300      ROTHMANS HOLDINGS LTD ......................                205
      4,000      ROTHMANS OF PALL MALL BERHAD ...............                 28
     15,786      SEITA S.A. .................................                715
  3,388,600      TABACALERA S.A. SERIES A (REGD) ............             69,502
                                                                      ----------
                                                                          83,968
                                                                      ----------
                TRANSPORTATION BY AIR--0.58%
  2,710,000     oAIR CANADA, INC ............................             24,233
      6,580      ALL NIPPON AIRWAYS CO LTD ..................                 22
     39,481     oAMR CORP ...................................              3,287
      1,500      AUSTRIAN AIRLINES/OEST LUFTV AG ............                 49
     12,840      BRITISH AIRPORT AUTHORITIES PLC ............                139
    167,654      BRITISH AIRWAYS PLC ........................              1,814
    300,000      CATHAY PACIFIC AIRWAYS LTD .................                211
     58,000      DEUTSCHE LUFTHANSA AG. (REGD) ..............              1,460
     16,778     oFDX CORP ...................................              1,053
      3,200      HONG KONG AIRCRAFT ENGINEERING CO LTD ......                  5
    210,600     oJAPAN AIRLINES CO LTD ......................                586
      8,400     oKLM (ROYAL DUTCH AIRLINES) NV ..............                341
     73,000     oMALAYSIAN AIRLINE SYSTEM BERHAD ............                 24
     18,000     oRYANAIR HOLDINGS PLC .......................                128
      1,061      SAIRGROUP ..................................                349
      4,200      SAS DANMARK AS .............................                 84
      6,000      SAS NORGE ASA SERIES B .....................                102
     59,000     oSINGAPORE INTERNATIONAL
                  AIRLINES LTD (FR) .........................                276
        961      SODEXHO ALLIANCE S.A. ......................                182
    120,400      SWIRE PACIFIC LTD (CLASS A) ................                454
     13,706     oU.S. AIRWAYS GROUP, INC ....................              1,086
                                                                      ----------
                                                                          35,885
                                                                      ----------
                TRANSPORTATION EQUIPMENT--1.79%
  1,338,424      BOEING CO ..................................             59,644
     18,530    xoBREMER VULKAN AG ...........................                 12
     82,105      BRIDGESTONE CORP ...........................              1,940
    266,253      BRITISH AEROSPACE PLC ......................              2,039
      5,868     oBRITISH AEROSPACE PLC WTS 11/15/00 .........                127
     80,225      CHRYSLER CORP ..............................              4,523
     29,000      CYCLE & CARRIAGE LTD .......................                 71
     62,451      DAIMLER BENZ AG ............................              6,141
     77,600      DENSO CORP .................................              1,286
      4,920      FAG KUGELFISCHER (GEORG) SCHAEFER AG. ......                 74
    492,290     oFIAT S.P.A. ................................              2,156
     28,287      GENERAL DYNAMICS CORP ......................              1,315
     56,699      GENERAL MOTORS CORP ........................              3,788
         66     oHALTER MARINE GROUP, INC ...................                  1
     99,000      HONDA MOTOR CO LTD .........................              3,524
     18,103      ITT INDUSTRIES, INC ........................                677
     50,000      KAWASAKI HEAVY INDUSTRIES LTD ..............                101
    243,827      LUCASVARITY PLC ............................                968
      9,300      MAGNA INTERNATIONAL, INC ...................                637
      2,600     oMAN AG. (STAMM) ............................              1,014
    281,000     oMITSUI ENGINEERING & SHIPBUILDING CO LTD ...                213
     15,461     oNAVISTAR INTERNATIONAL CORP ................                446
     55,000      NGK SPARK PLUG CO LTD ......................                468
    307,000      NISSAN MOTOR CO LTD ........................                967
     75,000     oPERUSAHAAN OTOMOBIL NASIONAL BERHAD ........                 48
      7,163      PEUGEOT S.A. ...............................              1,540
    203,200      PIRELLI S.P.A. .............................                635
    165,400      ROLLS ROYCE LTD ............................                683
      4,200     oSPAR AEROSPACE LTD .........................                 30
     12,859      SUNDSTRAND CORP ............................                736
     84,000    #oTAN CHONG INTERNATIONAL LTD ................                  7
     28,000      TAN CHONG MOTOR HOLDINGS BERHAD ............                  5
      3,958     oTHOMSON-CSF ................................                151
    367,000      TOYOTA MOTOR CORP ..........................              9,493
     28,315      TRW, INC ...................................              1,547
      7,184      UNITED TECHNOLOGIES CORP ...................                665
     11,758      VALEO S.A. .................................              1,202
          1      VOLKSWAGEN AG. .............................                  1
     43,200      VOLVO AB SERIES B FREE .....................              1,287
                                                                      ----------
                                                                         110,162
                                                                      ----------
                TRANSPORTATION SERVICES--1.58%
 11,576,100      AIRTOURS PLC ...............................             87,109
    550,000      BERGESEN AS SERIES A .......................             10,465
         30      DANZAS HOLDINGS AG. (REGD) .................                  8
                                                                      ----------
                                                                          97,582
                                                                      ----------
                TRUCKING AND WAREHOUSING--0.02%
     47,557     oTNT POST GROUP NV ..........................              1,216
                                                                      ----------
                WATER TRANSPORTATION--0.19%
      5,600      BERGESEN D.Y. AS (CLASS B) .................                105
        472     oBONA SHIPHOLDING LTD .......................                  3
      1,300      CMB CIE MARITIME BELGE S.A .................                 98
         87      DAMPSKIBSSELSKABET AF 1912 (CLASS B) .......                746
         57      DAMPSKIBSSELSKABET SVENDBORG (CLASS B) .....                696
    950,000     oFIRST OLSEN TANKERS LTD ....................              7,676
    144,000     oHAI SUN HUP GROUP LTD ......................                 34
     43,200     oHAI SUN HUP GROUP LTD WTS 05/10/02 .........                  2
      4,500     oIRISH CONTINENTAL GROUP PLC ................                 75
     10,000      KAWASAKI KISEN KAISHA LTD ..................                 17
      4,100      KONINKLIJKE NEDLLOYD GROEP NV ..............                 83
      4,500      LEIF HOEGH & CO ............................                 66
     56,000      MALAYSIAN INTERNATIONAL SHIPPING CO (FR) ...                 82
    180,000      MITSUI OSK LINES LTD .......................                306
     13,100     oNCL HOLDINGS AS ............................                 65
        200     oNEPTUNE ORIENT LINES LTD ...................                  0
    110,000      NIPPON YUSEN KABUSHIKI KAISHA ..............                372
     82,079      PENINSULAR & ORIENTAL STEAM
                  NAVIGATION CO .............................              1,182
      2,000      TIDEWATER, INC .............................                 66
     30,521      TRANSPORT DEVELOPMENT GROUP PLC ............                151
        800      UNITOR AS ..................................                 12
                                                                      ----------
                                                                          11,837
                                                                      ----------

                       See notes to financial statements.

                                                                        VALUE
     SHARES                                                             (000)
     ------                                                             -----
                WHOLESALE TRADE-DURABLE
                 GOODS--0.03%
      8,959      AVNET, INC .................................         $      490
      5,402      BRIGGS & STRATTON CORP .....................                202
     38,000      DICKSON CONCEPTS INTERNATIONAL LTD .........                 53
        648      DIETEREN S.A ...............................                303
      7,000      GRAINGER (W.W.), INC .......................                349
      1,013      PREUSSAG AKTIEGESELLSCHAFT AG ..............                363
                                                                      ----------
                                                                           1,760
                                                                      ----------
                WHOLESALE TRADE-NONDURABLE
                 GOODS--0.47%
    282,650      CARDINAL HEALTH, INC .......................             26,498
     52,000      FYFFES PLC .................................                126
     30,313      IKON OFFICE SOLUTIONS, INC .................                441
        100      OSHAWA GROUP LTD (CLASS A) .................                  2
     23,700     oPROVIGO, INC ...............................                147
     13,462      SUPERVALU, INC .............................                597
     51,500      SWEDISH MATCH CO ...........................                171
     61,500     oSWEDISH MATCH CO RTS .......................                  4
     21,726      SYSCO CORP .................................                569
                                                                      ----------
                                                                          28,555
                                                                      ----------
               TOTAL COMMON STOCK
                (Cost $4,708,414) ...........................          5,985,887
                                                                      ----------

  PRINCIPAL
  ---------

               SHORT TERM INVESTMENTS--11.38%
                CERTIFICATES OF DEPOSIT--0.47%
                 BANK OF MONTREAL
$ 4,000,000        5.560, 07/14/98 ..........................              4,000
                 CANADIAN IMPERIAL BANK OF COMMERCE
 25,000,000        5.560, 07/29/98 ..........................             24,998
                                                                      ----------
                                                                          28,998
                                                                      ----------
                COMMERCIAL PAPER--6.64%
                 ARIZONA PUBLIC SERVICE CO
  2,500,000        5.900, 07/02/98 ..........................              2,499
                 ASSET SECURITIZATION COOPERATIVE CORP
 14,000,000      ~ 5.530, 07/09/98 ..........................             13,980
  5,000,000      ~ 5.530, 07/13/98 ..........................              4,990
 18,000,000      ~ 5.470, 07/24/98 ..........................             17,933
                 ASSOCIATES CORP OF NORTH AMERICA
 15,000,000        5.520, 07/07/98 ..........................             14,983
                 BETA FINANCE, INC
 20,000,000      ~ 5.490, 07/15/98 ..........................             19,953
  2,400,000      ~ 5.510, 08/12/98 ..........................              2,384
                 BURLINGTON NORTHERN SANTA FE
  7,500,000      ~ 5.650, 07/16/98 ..........................              7,481
                 CATERPILLAR FINANCIAL SERVICES CORP
  9,000,000        5.500, 10/13/98 ..........................              8,855
                 CORPORATE ASSET FUNDING CORP, INC
 20,000,000      ~ 5.550, 07/07/98 ..........................             19,977
 17,000,000      ~ 5.540, 07/13/98 ..........................             16,965
                 COX COMMUNICATIONS, INC
  7,500,000      ~ 5.700, 07/08/98 ..........................              7,490
                 CROWN CORK & SEAL CO, INC
  8,800,000        5.700, 07/14/98 ..........................              8,780
                 CSX CORP
  7,500,000      ~ 5.750, 07/16/98 ..........................              7,481
                 DAYTON HUDSON CORP
  7,500,000        6.400, 07/01/98 ..........................              7,499
                 DELAWARE FUNDING CORP
 15,000,000      ~ 5.520, 07/10/98 ..........................             14,976
                 DUKE ENERGY CORP
 15,900,000        5.500, 08/14/98 ..........................             15,788
                 ENTERPRISE FUNDING CORP
 15,000,000      ~ 5.520, 09/16/98 ..........................             14,820
                 GENERAL ELECTRIC CAPITAL CORP
 18,000,000        5.520, 07/20/98 ..........................             17,944
                 GENERAL SIGNAL CORP
  6,850,000        5.550, 07/08/98 ..........................              6,841
                 HOUSTON INDUSTRIES FINANCECO LP
  7,500,000      ~ 5.670, 07/02/98 ..........................              7,497
                 J.P. MORGAN & CO
 15,000,000      ~ 5.530, 07/01/98 ..........................             14,997
 10,000,000      ~ 5.490, 07/13/98 ..........................              9,979
                 LOCKHEED MARTIN
  7,500,000      ~ 5.670, 07/08/98 ..........................              7,490
                 MORGAN STANLEY DEAN WITTER
 17,000,000        6.000, 07/01/98 ..........................             16,997
 20,000,000        5.510, 07/06/98 ..........................             19,980
                 PARK AVENUE RECEIVABLES CORP
 13,000,000      ~ 5.540, 07/10/98 ..........................             12,979
                 PENNEY (J.C.) FUNDING CORP
 20,500,000      ~ 5.500, 07/31/98 ..........................             20,401
  6,000,000      ~ 5.520, 08/03/98 ..........................              5,968
                 PUBLIC SERVICE CO OF COLORADO
  7,500,000        5.660, 07/10/98 ..........................              7,488
                 RAYTHEON CO
  7,500,000      ~ 5.700, 08/10/98 ..........................              7,451
                 SC JOHNSON & SON, INC
  5,000,000      ~ 5.540, 09/21/98 ..........................              4,936
                 TEXAS UTILITIES CO
  7,500,000      ~ 6.150, 07/17/98 ..........................              7,480
                 TEXTRON, INC
  7,000,000      ~ 5.680, 07/13/98 ..........................              6,985
                 UBS FINANCE (DELAWARE), INC
 20,000,000        5.510, 08/04/98 ..........................             19,891
                 VOLVO GROUP TREASURY NA, INC
  7,500,000      ~ 5.680, 07/22/98 ..........................              7,474
                                                                      ----------
                                                                         409,612
                                                                      ----------
                U.S. GOVERNMENT & AGENCIES--4.27%
                 FEDERAL FARM CREDIT BANK
  7,000,000        5.400, 07/06/98 ..........................              6,994
                 FEDERAL HOME LOAN MORTGAGE CORP
  6,000,000        5.420, 07/01/98 ..........................              5,999
  9,000,000        5.410, 07/02/98 ..........................              8,997
  4,600,000        5.410, 07/15/98 ..........................              4,590
  1,475,000        5.420, 07/21/98 ..........................              1,470
 40,000,000        5.420, 07/27/98 ..........................             39,838
 50,000,000        5.430, 07/27/98 ..........................             49,797
 15,000,000        5.465, 07/31/98 ..........................             14,930
 32,000,000        5.440, 08/24/98 ..........................             31,736
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION
 32,500,000        5.560, 07/07/98 ..........................             32,465
 16,000,000        5.460, 07/09/98 ..........................             15,978
 20,500,000        5.440, 07/10/98 ..........................             20,469
 30,318,000        5.400, 08/10/98 ..........................             30,131
                                                                      ----------
                                                                         263,394
                                                                      ----------
               TOTAL SHORT TERM INVESTMENTS
                (COST $702,130) .............................            702,004
                                                                      ----------
               TOTAL PORTFOLIO
                (COST $5,440,325) ...........................         $6,723,478
                                                                      ==========

                       See notes to financial statements.

----------
o  Non-income producing
+  Affiliate holding
x  In bankruptcy
~ Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933, as amended.
# Restricted securities-Investment in securities not registered under the Securities Act of 1933 or not publicly traded on foreign markets. At June 30, 1998, the value of these securities amounted to $689,200 or 0.01% of net assets. Additional information on each restricted security is as follows:


                                                    ACQUISITION     ACQUISITION
SECURITY                                                DATE            COST
--------                                            -----------     ------------
BANCO ESPIRITO SANTO BABY SHS ................        06/17/98        $  127,016
BANK AUSTRIA AG. RTS .........................        06/30/98             4,645
KUMAGAI GUMI WTS 12/31/99 ....................        06/29/98                 0
LAIR LIQUIDE (REGD) 1996 .....................        10/29/96           318,656
SILVERSTONE BERHAD ...........................        01/08/98               804
SOMAGUE-SGPS S.A. BABY SHS ...................        05/11/98             4,707
TAN CHONG INTERNATIONAL LTD ..................        05/22/98            22,691
UNITED ENGINEERING BERHAD ....................        11/27/96           495,448
VIGLEN TECHNOLOGY (CV LOAN STK) ..............        08/05/97           106,806
WHARF HOLDINGS LTD WTS 12/31/99 ..............        06/19/98                 0
                                                                      ----------
                                                                      $1,080,773
                                                                      ==========

                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
   TRANSACTIONS WITH AFFILIATED COMPANIES--GLOBAL EQUITIES ACCOUNT (UNAUDITED)
                         JANUARY 1, 1998--JUNE 30, 1998

                                        VALUE AT      PURCHASE     SALES        REALIZED     DIVIDEND     SHARES AT       VALUE AT
          ISSUE                     DECEMBER 31, 1997   COST      PROCEEDS     GAIN (LOSS)    INCOME    JUNE 30, 1998  JUNE 30, 1998
          -----                     ----------------- ---------   ---------    -----------   ---------  -------------  -------------
ADAC LABORATORIES, INC .............   $ 23,706,576         --   $10,941,513   $7,358,388           --             --              *
CORPORATE SERVICES GROUP PLC .......     32,915,766         --            --           --   $  487,801      9,348,000   $ 37,199,174
IHC CALAND NV ......................    122,093,359   $100,400            --           --    2,182,902      2,354,850    132,548,650
WESTWOOD ONE, INC ..................     98,793,337         --            --           --           --      2,661,100     67,109,616
                                       ------------   --------   -----------   ----------   ----------                  ------------
TOTAL AFFILIATED TRANSACTIONS ......   $277,509,038   $100,400   $10,941,513   $7,358,388   $2,670,703                  $236,857,440
                                       ============   ========   ===========   ==========   ==========                  ============


*  Not an affiliate as of June 30, 1998

                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
              STATEMENT OF INVESTMENTS--GROWTH ACCOUNT (UNAUDITED)
                                  JUNE 30, 1998

                               SUMMARY BY INDUSTRY
                                      (000)
                                                         VALUE            %
                                                         -----         -------
PREFERRED STOCK
  HEALTH SERVICES ............................        $        0         0.00%
  INSTRUMENTS AND RELATED
    PRODUCTS .................................                 2         0.00
  INSURANCE CARRIERS .........................               273         0.01
  RUBBER AND MISCELLANEOUS PLASTIC
    PRODUCTS .................................               164         0.00
                                                      ----------        -----
TOTAL PREFERRED STOCK
  (Cost $414) ................................               439         0.01
                                                      ----------        -----
COMMON STOCK
  AGRICULTURAL PRODUCTION-CROPS ..............             2,904         0.05
  AGRICULTURAL SERVICES ......................               210         0.00
  AMUSEMENT AND RECREATION
    SERVICES .................................           200,250         3.22
  APPAREL AND ACCESSORY STORES ...............            13,784         0.22
  APPAREL AND OTHER TEXTILE
    PRODUCTS .................................             4,749         0.08
  AUTO REPAIR, SERVICES AND PARKING ..........             1,014         0.02
  AUTOMOTIVE DEALERS AND
    SERVICE STATIONS .........................             3,375         0.05
  BUILDING MATERIALS AND
    GARDEN SUPPLIES ..........................            30,614         0.49
  BUSINESS SERVICES ..........................           318,545         5.13
  CHEMICALS AND ALLIED PRODUCTS ..............           847,660        13.64
  COAL MINING ................................               278         0.01
  COMMUNICATIONS .............................           997,260        16.05
  DEPOSITORY INSTITUTIONS ....................           119,060         1.92
  EATING AND DRINKING PLACES .................            25,058         0.40
  EDUCATIONAL SERVICES .......................             2,144         0.04
  ELECTRIC, GAS, AND SANITARY
    SERVICES .................................            90,296         1.45
  ELECTRONIC AND OTHER ELECTRIC
    EQUIPMENT ................................           656,168        10.56
  ENGINEERING AND MANAGEMENT
    SERVICES .................................            25,519         0.41
  FABRICATED METAL PRODUCTS ..................            79,010         1.27
  FOOD AND KINDRED PRODUCTS ..................           226,816         3.65
  FOOD STORES ................................            83,664         1.35
  FURNITURE AND FIXTURES .....................             2,503         0.04
  FURNITURE AND HOMEFURNISHING
    STORES ...................................             8,230         0.13
  GENERAL BUILDING CONTRACTORS ...............             2,839         0.05
  GENERAL MERCHANDISE STORES .................            41,710         0.67
  HEALTH SERVICES ............................            27,589         0.44
  HEAVY CONSTRUCTION, EXCEPT
    BUILDING .................................               909         0.02
  HOLDING AND OTHER INVESTMENT
    OFFICES ..................................             4,513         0.07
  HOTELS AND OTHER LODGING PLACES ............            78,376         1.26
  INDUSTRIAL MACHINERY AND
    EQUIPMENT ................................           314,058         5.06
  INSTRUMENTS AND RELATED
    PRODUCTS .................................           179,530         2.89
  INSURANCE AGENTS, BROKERS AND
    SERVICE ..................................               365         0.01
  INSURANCE CARRIERS .........................           330,161         5.32
  LEATHER AND LEATHER PRODUCTS ...............             2,414         0.04
  LEGAL SERVICES .............................                31         0.00
  LOCAL AND INTERURBAN PASSENGER
    TRANSIT ..................................               341         0.01
  LUMBER AND WOOD PRODUCTS ...................             1,801         0.03
  METAL MINING ...............................            13,416         0.22
  MISCELLANEOUS MANUFACTURING
    INDUSTRIES ...............................           364,908         5.87
  MISCELLANEOUS REPAIR SERVICES ..............                 3         0.00
  MISCELLANEOUS RETAIL .......................            30,078         0.48
  MOTION PICTURES ............................            27,547         0.44
  NONDEPOSITORY INSTITUTIONS .................            71,979         1.16
  OIL AND GAS EXTRACTION .....................           202,916         3.27
  PAPER AND ALLIED PRODUCTS ..................            14,466         0.23
  PERSONAL SERVICES ..........................             2,734         0.04
  PETROLEUM AND COAL PRODUCTS ................             6,112         0.10
  PRIMARY METAL INDUSTRIES ...................             7,050         0.11
  PRINTING AND PUBLISHING ....................            22,955         0.37
  RAILROAD TRANSPORTATION ....................             1,438         0.02
  REAL ESTATE ................................             2,615         0.04
  RUBBER AND MISCELLANEOUS
    PLASTIC PRODUCTS .........................           132,757         2.14
  SECURITY AND COMMODITY BROKERS .............             9,140         0.15
  SPECIAL TRADE CONTRACTORS ..................                73         0.00
  STONE, CLAY, AND GLASS PRODUCTS ............             6,035         0.10
  TEXTILE MILL PRODUCTS ......................            52,134         0.84
  TOBACCO PRODUCTS ...........................            38,666         0.62
  TRANSPORTATION BY AIR ......................            25,517         0.41
  TRANSPORTATION EQUIPMENT ...................           135,044         2.17
  TRANSPORTATION SERVICES ....................             1,918         0.03
  TRUCKING AND WAREHOUSING ...................               407         0.01
  WATER TRANSPORTATION .......................             1,888         0.03
  WHOLESALE TRADE-DURABLE GOODS ..............             4,440         0.07
  WHOLESALE TRADE-NONDURABLE
    GOODS ....................................           124,452         2.00
                                                      ----------       ------
TOTAL COMMON STOCK
 (COST $4,732,880) ...........................         6,024,436        96.97
                                                      ----------       ------
SHORT TERM INVESTMENTS
  COMMERCIAL PAPER ...........................           148,077         2.38
  U.S. GOVERNMENT & AGENCIES .................            88,474         1.43
                                                      ----------       ------
TOTAL SHORT TERM INVESTMENTS
 (COST $236,589) .............................           236,551         3.81
                                                      ----------       ------
TOTAL PORTFOLIO
 (COST $4,969,883) ...........................         6,261,426       100.79
   OTHER ASSETS & LIABILITIES, NET ...........           (48,879)       (0.79)
                                                      ----------       ------
NET ASSETS                                            $6,212,547       100.00%
                                                      ==========       ======

                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
              STATEMENT OF INVESTMENTS-- GROWTH ACCOUNT (UNAUDITED)
                                  JUNE 30, 1998

                                                                        VALUE
     SHARES                                                             (000)
     ------                                                             -----
              PREFERRED STOCK--0.01%
                HEALTH SERVICES--0.00%
         22     oMEDIQ, INC SERIES A ........................       $          0
                                                                    ------------
                INSTRUMENTS AND RELATED
                 PRODUCTS--0.00%
     32,800     oFRESENIUS MEDICAL CARE (CLASS D) ...........                  2
                                                                    ------------
                INSURANCE CARRIERS--0.01%
      3,640      AETNA, INC (CLASS C) .......................                273
                                                                    ------------
                RUBBER AND MISCELLANEOUS
                 PLASTIC PRODUCTS--0.00%
      3,895      SEALED AIR CORP (CLASS A) ..................                164
                                                                    ------------
              TOTAL PREFERRED STOCK
               (COST $414) ..................................                439
                                                                    ------------

              COMMON STOCK--96.97%
                AGRICULTURAL PRODUCTION-
                 CROPS--0.05%
      2,100     oAGRITOPE, INC ..............................                  8
     19,698      DEKALB GENETICS CORP (CLASS B) .............              1,864
     24,933      PIONEER-HI-BRED INTERNATIONAL, INC .........              1,032
                                                                    ------------
                                                                           2,904
                                                                    ------------
                AGRICULTURAL SERVICES--0.00%
        500     oMYCOGEN CORP ...............................                 12
     10,500     oVETERINARY CENTERS OF AMERICA, INC .........                198
                                                                    ------------
                                                                             210
                                                                    ------------
                AMUSEMENT AND RECREATION
                 SERVICES--3.22%
      5,995     oANCHOR GAMING CO ...........................                465
  2,915,800      CARNIVAL CORP (CLASS A) ....................            115,539
     26,025     oHARRAHS ENTERTAINMENT, INC .................                605
        500     oMALIBU ENTERTAINMENT
                  WORLDWIDE, INC ............................                  1
        340     oMIRAGE RESORT, INC .........................                  7
      8,400     oPENN NATIONAL GAMING, INC ..................                 64
        300     oPLAYERS INTERNATIONAL, INC .................                  1
    817,250     oPREMIER PARKS, INC .........................             54,449
      1,000     oQUINTEL ENTERTAINMENT, INC .................                  4
        400     oSCIENTIFIC GAMES HOLDINGS CORP .............                  9
    345,350     oSFX ENTERTAINMENT, INC (CLASS A) ...........             15,843
    525,900     oWESTWOOD ONE, INC ..........................             13,263
                                                                    ------------
                                                                         200,250
                                                                    ------------
                APPAREL AND ACCESSORY
                 STORES--0.22%
         77     oABERCROMBIE & FITCH CO (CLASS A) ...........                  3
        647      CLAIRES STORES, INC ........................                 13
     13,200     oFINISH LINE, INC (CLASS A) .................                371
        200     oGADZOOKS, INC ..............................                  6
     94,392      GAP, INC ...................................              5,817
      5,000     oGOODYS FAMILY CLOTHING, INC ................                274
     41,642      INTIMATE BRANDS, INC (CLASS A) .............              1,148
         50     oJUST FOR FEET, INC .........................                  1
      1,050     oMENS WAREHOUSE, INC ........................                 35
     19,725     oPACIFIC SUNWEAR CALIFORNIA, INC ............                690
      5,100     oPAUL HARRIS STORES, INC ....................                 68
         80     oPAYLESS SHOESOURCE, INC ....................                  6
      8,700     oSAKS HOLDINGS, INC .........................                240
     10,900     oSTEIN MART, INC ............................                147
      1,100     oSYMS CORP ..................................                 16
    192,326      TJX COS, INC ...............................              4,640
        300     oURBAN OUTFITTERS, INC ......................                  5
      9,500     oWET SEAL, INC (CLASS A) ....................                304
                                                                    ------------
                                                                          13,784
                                                                    ------------
                APPAREL AND OTHER TEXTILE
                 PRODUCTS--0.08%
     15,058      AUTHENTIC FITNESS CORP .....................                238
     12,667     oFRUIT OF THE LOOM, INC (CLASS A) ...........                420
        800     oGUESS ?, INC ...............................                  4
        700     oGYMBOREE CORP ..............................                 11
     66,303     oJONES APPAREL GROUP, INC ...................              2,424
     10,700      LIZ CLAIBORNE, INC .........................                559
     29,300     oNAUTICA ENTERPRISES, INC ...................                786
      6,800     oNORTH FACE, INC ............................                163
      7,200     oQUIKSILVER, INC ............................                144
                                                                    ------------
                                                                           4,749
                                                                    ------------
                AUTO REPAIR, SERVICES AND
                 PARKING--0.02%
      1,300      BORG-WARNER AUTOMOTIVE, INC ................                 62
     14,773     oBUDGET GROUP, INC ..........................                472
      2,966      MIDAS, INC .................................                 60
     14,800     oRENTERS CHOICE, INC ........................                420
                                                                    ------------
                                                                           1,014
                                                                    ------------
                AUTOMOTIVE DEALERS AND
                 SERVICE STATIONS--0.05%
     94,412     oAUTOZONE, INC ..............................              3,015
      9,577     oCIRCUIT CITY STORES, INC (CARMAX GROUP) ....                 98
        900     oOREILLY AUTOMOTIVE, INC ....................                 32
      5,380      PEP BOYS MANNY, MOE, & JACK CO .............                102
      1,000     oUGLY DUCKLING CORP .........................                 10
      5,400     oUNITED AUTO GROUP, INC .....................                118
                                                                    ------------
                                                                           3,375
                                                                    ------------
                BUILDING MATERIALS AND
                 GARDEN SUPPLIES--0.49%
     17,400     oEAGLE HARDWARE & GARDEN, INC ...............                402
     11,570      FASTENAL CO ................................                537
    301,455      HOME DEPOT, INC ............................             25,040
    101,078      LOWES COS, INC .............................              4,100
     17,500      OAKWOOD HOMES CORP .........................                525
        400     oTRACTOR SUPPLY CO ..........................                 10
                                                                    ------------
                                                                          30,614
                                                                    ------------
                BUSINESS SERVICES--5.13%
        400     oABACUS DIRECT CORP .........................                 21
     19,900     oABR INFORMATION SERVICES, INC ..............                473
      2,400     oACCLAIM ENTERTAINMENT, INC .................                 14
     92,406     oACCUSTAFF, INC .............................              2,888
        447      ACKERLEY GROUP, INC ........................                  9
         66     oACNEILSEN CORP .............................                  2
        200     oACTIVISION, INC ............................                  2
      3,020     oACXIOM CORP ................................                 75
     60,880      ADOBE SYSTEMS, INC .........................              2,584
      6,800     oADVO, INC ..................................                192
     47,644     oAFFILIATED COMPUTER SERVICES, INC (CLASS A)               1,834

                       See notes to financial statements.

                                                                        VALUE
     SHARES                                                             (000)
     ------                                                             -----
                BUSINESS SERVICES--(CONTINUED)
     68,670      AMERICA ONLINE, INC ........................         $    7,279
        200     oAMERICAN BUSINESS INFORMATION, INC
                  (CLASS B) .................................                  3
     16,175     oAMERICAN MANAGEMENT SYSTEMS, INC ...........                484
      4,500      ANALYSTS INTERNATIONAL CORP ................                128
     14,936     oANIXTER INTERNATIONAL, INC .................                285
        300     oAPPLIX, INC ................................                  1
      1,200     oARBOR SOFTWARE CORP ........................                 38
     42,120      AUTODESK, INC ..............................              1,627
     87,374      AUTOMATIC DATA PROCESSING, INC .............              6,367
     11,180     oAVANT CORP .................................                277
      4,767     oAZTEC TECHNOLOGY PARTNERS, INC .............                 36
        300     oBA MERCHANT SERVICES, INC (CLASS A) ........                  6
        500     oBILLING CONCEPTS CORP ......................                  8
        150     oBISYS GROUP, INC ...........................                  6
     43,300     oBMC SOFTWARE, INC ..........................              2,249
     26,535     oBOOLE & BABBAGE, INC .......................                634
      1,000     oBRODERBUND SOFTWARE, INC ...................                 23
      2,300     oCACI INTERNATIONAL, INC (CLASS A) ..........                 48
     31,462     oCADENCE DESIGN SYSTEMS, INC ................                983
        423     oCARIBINER INTERNATIONAL, INC ...............                  7
     13,000     oCATALINA MARKETING CORP ....................                675
      9,100     oCELLULAR TECHNICAL SERVICES CO .............                  4
     50,264     oCERIDIAN CORP ..............................              2,953
      5,100     oCERNER CORP ................................                144
        360     oCHECKFREE HOLDINGS CORP ....................                 11
     11,600     oCHECKPOINT SYSTEMS, INC ....................                164
     10,500     oCHOICEPOINT, INC ...........................                532
     20,437     oCIBER, INC .................................                777
     37,320     oCITRIX SYSTEMS, INC ........................              2,552
      3,900     oCKS GROUP, INC .............................                 70
        700     oCOGNEX CORP ................................                 13
     96,256      COGNIZANT CORP .............................              6,064
        400     oCOMPLETE BUSINESS SOLUTIONS, INC ...........                 14
    194,639      COMPUTER ASSOCIATES INTERNATIONAL, INC .....             10,815
     27,465     oCOMPUTER HORIZONS CORP .....................              1,018
        200     oCOMPUTER MANAGEMENT SCIENCES, INC ..........                  5
     88,276     oCOMPUTER SCIENCES CORP .....................              5,650
     12,700      COMPUTER TASK GROUP, INC ...................                425
     97,820     oCOMPUWARE CORP .............................              5,001
         50     oCOMSHARE, INC ..............................                  0
      1,800     oCORT BUSINESS SERVICES CORP ................                 57
        300     oCSG SYSTEMS INTERNATIONAL, INC .............                 14
        200     oDATA BROADCASTING CORP .....................                  1
      6,900     oDATA DIMENSIONS, INC .......................                118
      1,100     oDATA PROCESSING RESOURCES CORP .............                 34
        400     oDELTEK SYSTEMS, INC ........................                 10
      3,100     oDIGITAL LIGHTWAVE, INC .....................                 10
      2,000     oDOCUMENTUM, INC ............................                 96
      3,600     oELECTRO RENT CORP ..........................                 81
    172,787      ELECTRONIC DATA SYSTEMS CORP ...............              6,911
     30,600     oELECTRONICS FOR IMAGING, INC ...............                646
      2,300     oEMPLOYEE SOLUTIONS, INC ....................                  9
      4,300     oENVOY CORP .................................                204
    111,228      EQUIFAX, INC ...............................              4,039
         50     oEXCALIBUR TECHNOLOGIES CORP ................                  1
      5,600     oFILENET CORP ...............................                162
        600     oFIREARMS TRAINING SYSTEMS, INC .............                  2
    173,322      FIRST DATA CORP ............................              5,774
        275     oFISERV, INC ................................                 12
     70,300     oFORE SYSTEMS, INC ..........................              1,863
      3,600     oFORTE SOFTWARE, INC ........................                 22
         60     oGARTNER GROUP, INC (CLASS A) ...............                  2
      1,500     oGEOTEL COMMUNICATIONS CORP .................                 61
        300     oGEOWORKS CORP ..............................                  1
      1,800     oGT INTERACTIVE SOFTWARE CORP ...............                 14
     36,062     oGTECH HOLDINGS CORP ........................              1,215
      2,000     oHARBINGER CORP .............................                 48
    225,336      HBO & CO ...................................              7,943
        200     oHCIA, INC ..................................                  3
         40     oHNC SOFTWARE ...............................                  2
     18,400     oHYPERION SOFTWARE CORP .....................                524
        300     oIDENTIX, INC ...............................                  2
      8,600     oIKOS SYSTEMS, INC ..........................                 34
      2,900     oIMNET SYSTEMS, INC .........................                 39
      9,200     oINFORMATION MANAGEMENT RESOURCES, INC ......                311
        900     oINFORMIX CORP ..............................                  7
      1,600     oINSO CORP ..................................                 22
      1,200     oINTEGRATED SYSTEMS, INC ....................                 18
        800     oINTELIDATA TECHNOLOGIES CORP ...............                  1
      8,313     oINTERIM SERVICES, INC ......................                267
      2,000     oINTERNATIONAL NETWORK SERVICES .............                 82
     22,270      INTERPUBLIC GROUP OF COS, INC ..............              1,352
         40     oINTERSOLV, INC .............................                  1
     13,200     oINTERVOICE, INC ............................                234
         50     oINTUIT, INC ................................                  3
      1,300     oJDA SOFTWARE GROUP, INC ....................                 57
     63,313     oKEANE, INC .................................              3,546
      1,180      KELLY SERVICES, INC (CLASS A) ..............                 42
        400     oKRONOS, INC ................................                 15
      1,000     oLANDSTAR SYSTEM, INC .......................                 35
      2,255     oLEARNING CO, INC ...........................                 67
        380     oLEGATO SYSTEMS, INC ........................                 15
      3,700     oLHS GROUP, INC .............................                244
      1,500     oMACROMEDIA, INC ............................                 28
     73,556      MANPOWER, INC ..............................              2,110
        300     oMAY & SEPH, INC ............................                  6
      6,500     oMEDQUIST, INC ..............................                188
        200     oMENTOR GRAPHICS CORP .......................                  2
      9,500     oMERCURY INTERACTIVE CORP ...................                424
     19,400     oMETAMOR WORLDWIDE, INC .....................                683
      1,230     oMICROPROSE, INC ............................                  5
  1,610,000     oMICROSOFT CORP .............................            174,484
      2,498     oMIDWAY GAMES, INC ..........................                 39
      4,000      NATIONAL COMPUTER SYSTEMS, INC .............                 96
     32,692      NATIONAL DATA CORP .........................              1,430
     12,500     oNEOPATH, INC ...............................                 90
         99     oNETSCAPE COMMUNICATIONS CORP ...............                  3
     15,800     oNETWORK APPLIANCE, INC .....................                615
        300     oNETWORK PERIPHERALS, INC ...................                  2
     33,194     oNETWORKS ASSOCIATES, INC ...................              1,589
    102,586      NEWELL COS, INC ............................              5,110
        450     oNOVELL, INC ................................                  6
      6,900     oODS NETWORKS, INC ..........................                 45
        398      OLSTEN CORP ................................                  4
     39,327      OMNICOM GROUP, INC .........................              1,961
        500     oOPEN MARKET, INC ...........................                  9
    370,137     oORACLE CORP ................................              9,091
     29,100     oPAGING NETWORK, INC ........................                407
     65,334     oPARAMETRIC TECHNOLOGY CORP .................              1,772
      2,322      PAYCHEX, INC ...............................                 94
      2,400     oPEGASYSTEMS, INC ...........................                 65
     79,000     oPEOPLESOFT, INC ............................              3,713
     18,124     oPERSONNEL GROUP OF AMERICA, INC ............                362
      1,800     oPHOENIX TECHNOLOGIES LTD ...................                 23
      2,400    #oPHYSICIAN COMPUTER NETWORK, INC ............                  4
     31,226      PITTSTON BRINKS GROUP CO ...................              1,151

                       See notes to financial statements.

                                                                        VALUE
     SHARES                                                             (000)
     ------                                                             -----

                BUSINESS SERVICES--(CONTINUED)
        900     oPLATINUM TECHNOLOGY, INC ...................       $         26
      8,046     oPOLICY MANAGEMENT SYSTEMS CORP .............                316
        100     oPSINET, INC ................................                  1
      3,200     oQUARTERDECK CORP ...........................                  2
      4,400     oRADIANT SYSTEMS, INC .......................                 64
     19,080     oREMEDY CORP ................................                324
     10,880     oRENTAL SERVICE CORP ........................                366
     19,660     oROBERT HALF INTERNATIONAL, INC .............              1,099
     15,086     oROMAC INTERNATIONAL, INC ...................                458
     11,700     oSANTA CRUZ OPERATION, INC ..................                 56
      1,200     oSEATTLE FILMWORKS, INC .....................                  9
     24,100      SHARED MEDICAL SYSTEMS CORP ................              1,770
      1,148     oSIEBEL SYSTEMS, INC ........................                 37
        693     oSITEL CORP .................................                  5
     43,170      SOTHEBYS HOLDINGS, INC (CLASS A) ...........                966
      1,600     oSPS TRANSACTION SERVICES, INC ..............                 50
      1,000     oSTAFFMARK, INC .............................                 37
         96     oSTERLING COMMERCE, INC .....................                  5
     28,157     oSTERLING SOFTWARE, INC .....................                832
         40     oSTRUCTURAL DYNAMICS RESEARCH CORP ..........                  1
        216     oSUNGARD DATA SYSTEMS, INC ..................                  8
      4,000     oSUNQUEST INFORMATION SYSTEMS, INC ..........                 37
        900     oSYKES ENTERPRISES, INC .....................                 18
     25,450     oSYMANTEC CORP ..............................                665
     10,702     oSYNOPSYS, INC ..............................                490
     32,400     oSYSTEMS & COMPUTER TECHNOLOGY CORP .........                875
        200     oTCSI CORP ..................................                  1
      2,800     oTELESPECTRUM WORLDWIDE, INC ................                 25
      3,900      TELXON CORP ................................                126
      1,100     oTMP WORLDWIDE, INC .........................                 38
         20     oTRANSACTION SYSTEM ARCHITECTURE ............                  1
      3,162     oU.S. RENTALS, INC ..........................                125
     19,500     oUSCS INTERNATIONAL, INC ....................                403
      3,900     oVERITAS SOFTWARE CORP ......................                161
         20     oVIASOFT, INC ...............................                  0
      7,900     oWALKER INTERACTIVE SYSTEMS, INC ............                117
     16,980     oWANG LABORATORIES, INC .....................                432
        250     oWIND RIVER SYSTEMS, INC ....................                  9
      7,849     oYAHOO, INC .................................              1,236
                                                                    ------------
                                                                         318,545
                                                                    ------------
                CHEMICALS AND ALLIED
                 PRODUCTS--13.64%
  1,640,659      ABBOTT LABORATORIES CO .....................             67,062
     13,550     oADVANCED TISSUE SCIENCE CO .................                 60
      5,400     oAGOURON PHARMACEUTICALS, INC ...............                164
      7,229      ALBERTO CULVER CO (CLASS B) ................                210
     17,200     oALKERMES, INC ..............................                307
         10     oALLERGAN SPECIALTY THERAPEUTICS,
                  INC (CLASS A) .............................                  0
        200     oALLIANCE PHARMACEUTICAL CORP ...............                  1
     10,100      ALPAHARMA, INC (CLASS A) ...................                222
        119     oALZA CORP ..................................                  5
  1,945,663      AMERICAN HOME PRODUCTS CORP ................            100,688
    127,999     oAMGEN, INC .................................              8,368
     26,350     oAMYLIN PHARMACEUTICALS, INC ................                100
      3,100     oAPHTON CORP ................................                 52
     24,731      AVON PRODUCTS, INC .........................              1,917
      4,200     oBARR LABORATORIES, INC .....................                167
      4,067      BETZDEARBORN, INC ..........................                168
     24,000     oBIO-TECHNOLOGY GENERAL CORP ................                170
     62,000     oBIOGEN, INC ................................              3,038
    258,164      BRISTOL MYERS SQUIBB CO ....................             29,673
     17,897      CABOT CORP .................................                578
        900     oCADUS PHARMACEUTICAL CORP ..................                  7
        100      CARTER WALLACE, INC ........................                  2
      4,348      CHEMFIRST, INC .............................                110
         16     oCHIRON CORP ................................                  0
      4,690      CHURCH & DWIGHT CO, INC ....................                152
      4,498      CLOROX CO ..................................                429
     91,854      COLGATE PALMOLIVE CO .......................              8,083
      1,427     oCOLUMBIA LABORATORIES, INC .................                  8
     59,749     oCOVANCE, INC ...............................              1,344
        280     oCREATIVE BIOMOLECULES, INC .................                  1
         95     oCRESCENDO PHARMACEUTICALS CORP .............                  1
      1,200     oCYGNUS, INC ................................                 13
     43,759     oCYTEC INDUSTRIES, INC ......................              1,936
     38,700     oCYTOGEN CORP ...............................                 30
        356      DIAL CORP ..................................                  9
     41,000      DU PONT (E.I.) DE NEMOURS & CO .............              3,060
      7,650     oDURA PHARMACEUTICALS, INC ..................                171
    108,208      ECOLAB, INC ................................              3,354
     33,300      ETHYL CORP .................................                204
      4,892      FERRO CORP .................................                124
        115     oFREEPORT-MCMORAN SULPHUR, INC ..............                  2
        200     oGELTEX PHARMACEUTICALS, INC ................                  4
     18,300     oGENSIA SICOR, INC ..........................                 73
     43,700     oGENZYME CORP (GENERAL DIVISION) ............              1,117
     24,624     oGENZYME CORP
                  (TISSUE REPAIR DIVISION) ..................                162
     17,133      GEORGIA GULF CORP ..........................                391
  1,475,500    +oGUILFORD PHARMACEUTICALS, INC ..............             26,006
     84,888      HERCULES, INC ..............................              3,491
      7,400     oHUMAN GENOME SCIENCES, INC .................                264
      6,438      ICN PHARMACEUTICALS, INC ...................                294
        300     oIDEC PHARMACEUTICALS CORP ..................                  7
      9,400     oIDEXX LABORATORIES, INC ....................                234
         30      IMC GLOBAL, INC ............................                  1
      2,233     oIMC GLOBAL, INC WTS 12/22/00 ...............                  6
     11,000     oIMMUNEX CORP ...............................                729
      1,400     oIMMUNOMEDICS, INC ..........................                  6
      2,000     oINTERNEURON PHARMACEUTICALS, INC ...........                  7
     36,407      INTERNATIONAL FLAVORS & FRAGRANCES, INC ....              1,581
         20     oISIS PHARMACEUTICALS, INC ..................                  0
     29,900     oIVAX CORP ..................................                277
    518,227      JOHNSON & JOHNSON CO .......................             38,219
     11,800      JONES PHARMACEUTICAL, INC ..................                391
        450     oKV PHARMACEUTICAL CO (CLASS B) .............                 10
        127      LAUDER (ESTEE) CO (CLASS A) ................                  9
      8,800      LAWTER INTERNATIONAL, INC ..................                 96
      1,300      LIFE TECHNOLOGIES, INC .....................                 41
        740     oLIGAND PHARMACEUTICALS CO (CLASS A) ........                 10
    840,275      LILLY (ELI) & CO ...........................             55,511
     12,034      LILLY INDUSTRIES, INC (CLASS A) ............                260
      1,500     oLIPOSOME CO, INC ...........................                  8
        200      MACDERMID, INC .............................                  6
        250     oMATRIX PHARMACEUTICALS, INC ................                  1
      1,550     oMCWHORTER TECHNOLOGIES, INC ................                 41
      8,200     oMEDICIS PHARMACEUTICAL CORP (CLASS A) ......                299
     10,465     oMEDPARTNERS, INC ...........................                 84
  1,384,155     *MERCK & CO, INC ............................            185,131
        500     oMILLENNIUM PHARMACEUTICALS, INC ............                  7
        135      MISSISSIPPI CHEMICAL CORP ..................                  2
     19,755      MORTON INTERNATIONAL, INC ..................                494
    101,432      MYLAN LABORATORIES, INC ....................              3,049
        600     oNABI, INC ..................................                  2

                       See notes to financial statements.

                                                                        VALUE
     SHARES                                                             (000)
     ------                                                             -----
                CHEMICALS AND ALLIED
                 PRODUCTS--(CONTINUED)
     14,300      NATURES SUNSHINE PRODUCTS, INC .............       $        323
     44,800     oNBTY, INC ..................................                823
      8,300     oNEUROGEN CORP ..............................                147
      7,400      NL INDUSTRIES, INC .........................                148
         80     oNOVEN PHARMACEUTICALS, INC .................                  0
     11,882     oORGANOGENESIS, INC .........................                235
  1,117,126      PFIZER, INC ................................            121,418
     17,318     oPHARMACEUTICAL PRODUCT DEVELOPMENT .........                381
        100      PHARMACIA & UPJOHN, INC ....................                  5
     42,900      PRAXAIR, INC ...............................              2,008
  1,335,703      PROCTER & GAMBLE CO ........................            121,632
        100     oPROTEIN DESIGN LABORATORIES, INC ...........                  2
        100     oREGENERON PHARMACEUTICALS, INC .............                  1
      1,787     oREVLON, INC (CLASS A) ......................                 92
        100     oROBERTS PHARMACEUTICAL CORP ................                  2
         62      RPM, INC ...................................                  1
    280,754      SCHERING-PLOUGH CORP .......................             25,724
         25      SCHULMAN (A.), INC .........................                  0
        200     oSEQUUS PHARMACEUTICALS, INC ................                  2
     11,900     oSEROLOGICALS CORP ..........................                384
     18,500     oTECHNE CORP ................................                353
        300     oTETRA TECHNOLOGIES, INC ....................                  5
     16,200     oTHERATECH, INC .............................                164
        100      VALSPAR CORP ...............................                  4
         40     oVERTEX PHARMACEUTICALS, INC ................                  1
     15,300     oVICAL, INC .................................                259
    281,267      WARNER-LAMBERT CO ..........................             19,513
     76,388     oWATSON PHARMACEUTICALS, INC ................              3,566
        100      WITCO CORP .................................                  3
     21,100     oZILA, INC ..................................                153
                                                                    ------------
                                                                         847,660
                                                                    ------------
                COAL MINING--0.01%
     16,242      ZEIGLER COAL HOLDINGS CO ...................                278
                                                                    ------------
                COMMUNICATIONS--16.05%
    105,399     o360 COMMUNICATIONS CO ......................              3,373
    183,827     oAIRTOUCH COMMUNICATIONS, INC ...............             10,742
     20,000      ALIANT COMMUNICATIONS, INC .................                549
     61,305      AMERITECH CORP .............................              2,751
        200     oARCH COMMUNICATIONS GROUP, INC .............                  1
      4,850     oASSOCIATED GROUP, INC (CLASS A) ............                199
      1,150     oASSOCIATED GROUP, INC (CLASS B) ............                 46
  2,289,500      AT & T CORP ................................            130,788
      5,500     oBET HOLDINGS, INC (CLASS A) ................                346
        550     oCABLE MICHIGAN, INC ........................                 21
      7,650     oCABLEVISION SYSTEMS CORP (CLASS A) .........                639
     25,600     oCAI WIRELESS SYSTEMS, INC ..................                  3
  1,251,800     oCAPSTAR BROADCASTING CORP (CLASS A) ........             31,451
  1,616,171      CBS CORP ...................................             51,313
        150     oCELLULAR COMMUNICATIONS
                  INTERNATIONAL, INC ........................                  7
      2,400     oCENTENNIAL CELLULAR CORP (CLASS A) .........                 90
     20,400     oCENTURY COMMUNICATIONS CORP (CLASS A) ......                383
      1,273      CENTURY TELEPHONE ENTERPRISES, INC .........                 58
  1,335,100     oCHANCELLOR MEDIA CORP (CLASS A) ............             66,296
    117,933      CINCINNATI BELL, INC .......................              3,376
  1,004,522     oCLEAR CHANNEL COMMUNICATIONS, INC ..........            109,618
     18,400      COMCAST CORP (CLASS A) .....................                731
     80,333      COMCAST CORP (CLASS A) SPECIAL .............              3,261
         33     oCOMMONWEALTH TELEPHONE
                  ENTERPRISES ...............................                  1
        500     oCORECOMM, INC ..............................                 13
    634,150     oCOX RADIO, INC (CLASS A) ...................             27,427
        100     oEMMIS BROADCASTING CORP (CLASS A) ..........                  5
         40      GAYLORD ENTERTAINMENT CO ...................                  1
  1,265,200     oGLOBALSTAR TELECOMMUNICATIONS LTD ..........             34,160
     78,121      GTE CORP ...................................              4,345
    266,900     oHEFTEL BROADCASTING CORP (CLASS A) .........             11,944
     20,400     oHIGHWAYMASTER COMMUNICATIONS, INC ..........                 87
         98     oICG COMMUNICATIONS, INC ....................                  4
        100     oJACOR COMMUNICATIONS, INC ..................                  6
      5,000     oJACOR COMMUNICATIONS, INC WTS 09/18/01 .....                 35
     34,412     oLIBERTY MEDIA GROUP (CLASS A) ..............              1,336
    215,750     oLORAL SPACE & COMMUNICATIONS LTD ...........              6,095
  1,599,091      LUCENT TECHNOLOGIES, INC ...................            133,024
         50     oMASTEC, INC ................................                  1
        300     oNORTH PITTSBURGH SYSTEMS, INC ..............                  5
        400     oNTL, INC ...................................                 21
        600     oPAGEMART WIRELESS, INC (CLASS A) ...........                  5
        187     oPANAMSAT CORP ..............................                 11
     10,000     oPERPHONICS CORP ............................                126
        800     oPREMIERE TECHNOLOGIES, INC .................                  7
    479,800     oRCN CORP ...................................              9,296
        625     oSAGA COMMUNICATIONS, INC (CLASS A) .........                  9
    158,875      SBC COMMUNICATIONS, INC ....................              6,355
      3,800     oSKYTEL COMMUNICATIONS, INC .................                 89
      2,900     oSMARTALK TELESERVICES, INC .................                 42
     16,300      TCA CABLE TV, INC ..........................                978
        260     oTCI SATELLITE ENTERTAINMENT (CLASS A) ......                  2
        500     oTEL-SAVE HOLDINGS, INC .....................                  7
    145,079     oTELE-COMMUNICATIONS, INC (CLASS A) .........              5,576
        442     oTELECOM-TCI VENTURES GROUP (CLASS A) .......                  9
         97      TELEPHONE & DATA SYSTEMS, INC ..............                  4
    535,509     oTELEPORT COMMUNICATIONS GROUP,
                  INC (CLASS A) .............................             29,051
      5,900     oTRANSACTION NETWORK SERVICES, INC ..........                124
      8,566     oU.S. CELLULAR CORP .........................                263
     17,400     oUNITED INTERNATIONAL HOLDINGS, INC .........                278
      5,500      UNITED TELEVISION, INC .....................                630
     11,400     oUNITED VIDEO SATELLITE GROUP, INC ..........                452
     32,000     oU.S. SATELLITE BROADCASTING, INC
                  (CLASS A) .................................                374
        667     oU.S.A. NETWORKS, INC .......................                 17
        400     oVALUEVISION INTERNATIONAL, INC .............                  2
      4,800     oVANGUARD CELLULAR SYSTEMS, INC .............                 91
     12,196     oVIACOM, INC (CLASS A) ......................                713
     79,147     oVIACOM, INC (CLASS B) ......................              4,610
     18,500     oWEST TELESERVICES CORP .....................                224
      2,100     oWESTERN WIRELESS CORP (CLASS A) ............                 42
  1,266,000     oWINSTAR COMMUNICATIONS, INC ................             54,359
  5,139,865     oWORLDCOM, INC ..............................            248,962
                                                                    ------------
                                                                         997,260
                                                                    ------------
                DEPOSITORY INSTITUTIONS--1.92%
        100     oAREA BANCSHARES CORP .......................                  3
         52      BANC ONE CORP ..............................                  3
        100      CCB FINANCIAL CORP .........................                 11
    136,100      CITICORP CO ................................             20,313
      1,948      CNB BANCSHARES, INC ........................                 94
        115      COMMERCE BANCORP, INC ......................                  7
      4,900      COMMUNITY FIRST BANKSHARES, INC ............                128
      1,952     oCONCORD EFS, INC ...........................                 51
     69,075      FIFTH THIRD BANCORP ........................              4,352

                       See notes to financial statements.

                                                                        VALUE
     SHARES                                                             (000)
     ------                                                             -----
                DEPOSITORY INSTITUTIONS--(CONTINUED)
      3,300     oFIRSTFED FINANCIAL CORP ....................       $        172
        700      FLAGSTAR BANCORP, INC ......................                 17
         41      FLEET FINANCIAL GROUP, INC .................                  3
      6,875      FULTON FINANCIAL CORP ......................                174
      1,000     oGRAND PREMIER FINANCIAL, INC ...............                 16
      4,675      HUBCO, INC .................................                167
      3,052     oIMPERIAL BANCORP ...........................                 92
    176,500      MBNA CORP ..................................              5,825
     41,954      NORWEST CORP ...............................              1,568
      1,400     oOCEAN FINANCIAL CORP .......................                 27
     20,665     oOCWEN FINANCIAL CORP .......................                555
      7,278      OLD NATIONAL BANCORP .......................                348
        400      OMEGA FINANCIAL CORP .......................                 14
         97      PARK NATIONAL CORP .........................                 10
      1,400     oPFF BANCORP, INC ...........................                 26
      5,500      PROVIDENT FINANCIAL GROUP ..................                251
        400     oROSLYN BANCORP, INC ........................                  9
      1,500     oSANTA BARBARA BANCORP CALIFORNIA ...........                 43
     19,600     oSILICON VALLEY BANCSHARES ..................                698
      1,080      SOVEREIGN BANCORP, INC .....................                 18
    174,356      SYNOVUS FINANCIAL CORP .....................              4,141
     18,674      TCF FINANCIAL CORP .........................                551
        200     oTRUST CO OF N.J. (THE) .....................                  5
     17,254      TRUSTCO BANK CORP ..........................                453
     18,000      U.S. BANCORP ...............................                774
     18,600      U.S. TRUST CORP ............................              1,418
      2,600      UNITED BANKSHARES, INC .....................                 89
     23,607      WASHINGTON MUTUAL, INC .....................              1,025
    204,300      WELLS FARGO & CO ...........................             75,387
      2,500     oWESTAMERICA BANCORP ........................                 80
        100     oWESTERNBANK PUERTO RICO ....................                  2
      2,300      WILMINGTON TRUST CORP ......................                140
                                                                    ------------
                                                                         119,060
                                                                    ------------
                EATING AND DRINKING PLACES--0.40%
     23,900      APPLE SOUTH, INC ...........................                312
     29,340     oAPPLEBEES INTERNATIONAL, INC ...............                656
      2,750     oBOSTON CHICKEN, INC ........................                  4
     45,113      CKE RESTAURANTS, INC .......................              1,861
         50     oCONSOLIDATED PRODUCTS, INC .................                  1
        320      CRACKER BARREL OLD COUNTRY
                  STORE, INC ................................                 10
      4,400     oEINSTEIN/NOAH BAGEL CORP ...................                 20
      5,800     oFINE HOST CORP .............................                 13
     38,267     oFOODMAKER, INC .............................                646
      1,600     oIHOP CORP ..................................                 66
        489     oLANDRYS SEAFOOD RESTAURANTS, INC ...........                  9
        450     oLONE STAR STEAKHOUSE & SALOON, INC .........                  6
    211,363      MCDONALDS CORP .............................             14,584
      4,500     oNPC INTERNATIONAL, INC .....................                 55
     30,400     oOUTBACK STEAKHOUSE, INC ....................              1,186
     18,230     oPAPA JOHNS INTERNATIONAL, INC ..............                719
     13,200     oPLANET HOLLYWOOD, INC (CLASS A) ............                 92
     15,700     oRAINFOREST CAFE, INC .......................                218
      4,700     oRARE HOSPITALITY INTERNATIONAL, INC ........                 69
        100      RUBY TUESDAY, INC ..........................                  2
      3,950     oSBARRO, INC ................................                107
     14,200     oSHOWBIZ PIZZA TIME, INC ....................                572
      2,050     oSONIC CORP .................................                 46
        200     oTHE CHEESECAKE FACTORY CO ..................                  5
     92,115     oTRICON GLOBAL RESTAURANTS, INC .............              2,919
     25,108     oU.S. FOODSERVICE, INC ......................                880
                                                                    ------------
                                                                          25,058
                                                                    ------------
                EDUCATIONAL SERVICES--0.04%
     37,950     oAPOLLO GROUP, INC (CLASS A) ................              1,255
      1,684     oCOMPUTER LEARNING CENTERS, INC .............                 42
     12,800     oDEVRY, INC .................................                281
      3,100     oEDUCATION MANAGEMENT CORP ..................                102
     14,175     oSYLVAN LEARNING SYSTEMS, INC ...............                464
                                                                    ------------
                                                                           2,144
                                                                    ------------
                ELECTRIC, GAS, AND SANITARY
                 SERVICES--1.45%
     62,912     oAES CORP ...................................              3,307
      5,000     oALLIED WASTE INDUSTRIES, INC ...............                120
     70,919     oAMERICAN STANDARD COS, INC .................              3,169
     13,590      BROWNING FERRIS INDUSTRIES, INC ............                472
     59,349     oREPUBLIC INDUSTRIES, INC ...................              1,484
        400      SEMCO ENERGY, INC ..........................                  7
        100      SONAT, INC .................................                  4
     12,427      TEXAS UTILITIES CO .........................                517
  1,641,638     oU.S.A. WASTE SERVICES, INC .................             81,056
     10,100     oUNISOURCE ENERGY CORP HOLDINGS CO ..........                159
         24      WASTE MANAGEMENT, INC ......................                  1
                                                                    ------------
                                                                          90,296
                                                                    ------------
                ELECTRONIC AND OTHER ELECTRIC
                 EQUIPMENT--10.56%
      9,820     oACTEL CORP .................................                106
    309,390     oADC TELECOMMUNICATIONS, INC ................             11,302
      8,935     oADTRAN, INC ................................                233
     70,650     oADVANCED FIBRE COMMUNICATIONS ..............              2,830
        300     oADVANCED MICRO DEVICES, INC ................                  5
        300     oALLEN TELECOM, INC .........................                  3
        200     oALLIANCE SEMICONDUCTOR CORP ................                  1
    620,150     oALTERA CORP ................................             18,333
      1,550     oALTRON, INC ................................                 20
     76,000     oAMERICAN POWER CONVERSION CORP .............              2,280
     26,228      AMETEK, INC ................................                769
        131      AMP, INC ...................................                  5
  1,010,164     oANALOG DEVICES, INC ........................             24,812
     86,075     oANDREW CORP ................................              1,555
      1,725     oARTESYN TECHNOLOGIES, INC ..................                 28
     36,080     oASCEND COMMUNICATIONS, INC .................              1,788
     34,600     oASPECT TELECOMMUNICATIONS CORP .............                947
     54,100     oATMEL CORP .................................                737
        200     oAURA SYSTEMS, INC ..........................                  0
      5,850     oAVID TECHNOLOGIES, INC .....................                196
     21,763      AVX CORP ...................................                350
     15,773     oBERG ELECTRICS CORP ........................                309
        179      BMC INDUSTRIES, INC ........................                  2
     14,450     oBURR BROWN CORP ............................                303
      5,828      C&D TECHNOLOGIES, INC ......................                338
        400     oCHYRON CORP ................................                  1
     65,600     oCIENA CORP .................................              4,567
        400     oCOHERENT COMMUNICATIONS SYSTEMS
                  CORP ......................................                 19
     41,741     oCOMVERSE TECHNOLOGY, INC ...................              2,165
    760,200      COOPER INDUSTRIES, INC .....................             41,763
      1,300     oDAVOX CORP .................................                 28
      1,200     oDIGITAL MICROWAVE CORP .....................                  9
     14,800     oDII GROUP, INC .............................                253
     39,796     oDSP COMMUNICATIONS, INC ....................                547
      1,200     oECHOSTAR COMMUNICATIONS CORP (CLASS A) .....                 29
        300     oEIS INTERNATIONAL, INC .....................                  2
      2,400     oELTRON INTERNATIONAL, INC ..................                 66
     16,921      EMERSON ELECTRIC CO ........................              1,022
         50     oENERGY CONVERSION DEVICES, INC .............                  0

                       See notes to financial statements.

                                                                         VALUE
     SHARES                                                              (000)
     ------                                                              -----
                ELECTRONIC AND OTHER ELECTRIC
                 EQUIPMENT--10.56%
        800     oEXAR CORP ..................................       $         17
        100      EXIDE CORP .................................                  2
        500     oFEI CO .....................................                  5
        600      FRANKLIN ELECTRIC CO, INC ..................                 41
      2,097     oGENERAL DATACOMM INDUSTRIES, INC ...........                 10
  2,684,930      GENERAL ELECTRIC CO ........................            244,329
     16,344     oGENERAL INSTRUMENT CORP ....................                444
     15,300     oGENERAL SEMICONDUCTOR, INC .................                151
      9,900     oGEOTEK COMMUNICATIONS, INC .................                  2
      3,250     oGLENAYRE TECHNOLOGIES, INC .................                 35
      4,700     oHOLOPHANE CORP .............................                120
      8,900     oIMP, INC ...................................                  8
        800     oINSILCO CORP ...............................                 36
        200     oINTEGRATED SILICON SOLUTION, INC ...........                  1
  1,583,400      INTEL CORP .................................            117,370
     14,300      INTER-TEL, INC .............................                229
      4,514     oJABIL CIRCUIT, INC .........................                149
        700     oJPM CO .....................................                  8
         40     oKEMET CORP .................................                  1
        311     oLATTICE SEMICONDUCTOR CORP .................                  9
    204,375     oLERNOUT & HAUSPIE SPEECH PRODUCTS ..........             12,199
     29,965     oLEVEL ONE COMMUNICATIONS, INC ..............                704
    788,700      LINEAR TECHNOLOGY CO .......................             47,568
        800     oLO-JACK CORP ...............................                 10
    134,127     oLSI LOGIC CORP .............................              3,093
        993     oMAGNETEK, INC ..............................                 16
    111,900     oMAXIM INTEGRATED PRODUCTS ..................              3,546
      9,513     oMEMC ELECTRONIC MATERIALS, INC .............                 99
      1,000      METHODE ELECTRONICS, INC (CLASS A) .........                 16
     11,200     oMICREL, INC ................................                364
      2,300     oMICRO LINEAR CORP ..........................                 10
     30,070     oMICROCHIP TECHNOLOGY, INC ..................                786
  1,271,489     oMICRON TECHNOLOGY, INC .....................             31,549
         32      MOLEX, INC .................................                  1
    175,056      MOTOROLA, INC ..............................              9,201
     18,000     oMRV COMMUNICATIONS, INC ....................                374
        160     oMYLEX CORP .................................                  1
        231     oNATIONAL SEMICONDUCTOR CORP ................                  3
     10,200     oNEOMAGIC CORP ..............................                158
        600     oNIMBUS CD INTERNATIONAL, INC ...............                  7
        414     oOAK INDUSTRIES, INC ........................                 15
      2,500     oOIS OPTICAL IMAGING SYSTEMS, INC ...........                  2
     11,500     oP-COM, INC .................................                105
         50     oPAIRGAIN TECHNOLOGIES, INC .................                  1
        600      PARK ELECTROCHEMICAL CORP ..................                 13
      8,577      PITTWAY CORP (CLASS A) .....................                634
      4,341     oPLANTRONICS, INC ...........................                224
     12,500     oPLEXUS CORP ................................                248
      4,400     oPMC-SIERRA, INC ............................                206
     24,700     oPREMISYS COMMUNICATIONS, INC ...............                614
      5,300     oRADISYS CORP ...............................                114
      5,700     oRAMBUS, INC ................................                348
      1,000     oREMEC, INC .................................                 11
        100     oROGERS CORP ................................                  3
     23,900     oROYAL APPLIANCE MANUFACTURING CO,
                  INC .......................................                149
        750     oS3, INC ....................................                  4
      6,600     oSANDISK CORP ...............................                 91
     40,280     oSANMINA CORP ...............................              1,747
        800     oSAWTEK, INC ................................                 12
     59,841     oSCI SYSTEMS, INC ...........................              2,252
        100      SCIENTIFIC-ATLANTA, INC ....................                  3
        500     oSDL, INC ...................................                 12
     10,500     oSEMTECH CORP ...............................                186
        100     oSENSORMATIC ELECTRONICS CORP ...............                  1
      1,000     oSHELDAHL, INC ..............................                  9
      3,200     oSIPEX CORP .................................                 69
        500     oSMART MODULAR TECHNOLOGIES, INC ............                  7
      3,700     oSUPERTEX, INC ..............................                 45
     12,420     oSYMMETRICOM, INC ...........................                 75
     13,330      TECHNITROL, INC ............................                532
      7,700     oTEKELEC ....................................                345
    182,950     oTELLABS, INC ...............................             13,104
         50     oTELTREND, INC ..............................                  1
    698,992      TEXAS INSTRUMENTS, INC .....................             40,760
        414     oTHERMO ELECTRON CORP .......................                 14
        100      THOMAS & BETTS CORP ........................                  5
      2,500     oTRIDENT MICROSYSTEMS, INC ..................                 13
        400     oTRIQUINT SEMICONDUCTOR, INC ................                  8
      4,200     oUCAR INTERNATIONAL, INC ....................                123
     12,272     oUNITRODE CORP ..............................                141
        400     oVICOR CORP .................................                  6
        100     oVIDEOSERVER, INC ...........................                  1
         51     oVISHAY INTERTECHNOLOGY, INC ................                  1
     10,200     oVISX, INC ..................................                607
     64,950     oVITESSE SEMICONDUCTOR CORP .................              2,005
      4,300     oVLSI TECHNOLOGY, INC .......................                 72
      1,500      WOODHEAD INDUSTRIES, INC ...................                 23
     20,700     oXILINX, INC ................................                704
     34,800    xoZENITH ELECTRONICS CORP ....................                 10
      7,800     oZORAN CORP .................................                 98
                                                                    ------------
                                                                         656,168
                                                                    ------------
                ENGINEERING AND MANAGEMENT
                 SERVICES--0.41%
     14,975      BLOUNT INTERNATIONAL, INC ..................                427
        700     oCEPHALON, INC ..............................                  6
      3,300     oDATA TRANSMISSION NETWORK CORP .............                132
        600     oICOS CORP ..................................                 11
      2,574     oJACOBS ENGINEERING GROUP, INC ..............                 83
        252      LANDAUER, INC ..............................                  8
        600     oMYRIAD GENETICS, INC .......................                  9
     17,075     oNEUREX CORP ................................                519
     10,900     oNEUROMEDICAL SYSTEMS, INC ..................                  8
        412     oNFO WORLDWIDE, INC .........................                  7
    494,100     oQUINTILES TRANSNATIONAL CORP ...............             24,304
        800     oRAMTRON INTERNATIONAL CORP .................                  3
        200     oU.S. BIOSCIENCE, INC .......................                  2
                                                                    ------------
                                                                          25,519
                                                                    ------------
                FABRICATED METAL PRODUCTS--1.27%
        125     oALLIANT TECHSYSTEMS, INC ...................                  8
        900     oAMERICAN SAFETY RAZOR CO ...................                 13
         97      APTARGROUP, INC ............................                  6
      5,200      BARNES GROUP, INC ..........................                141
        389      CLARCOR, INC ...............................                  8
      5,050      CRANE CO ...................................                245
     23,463      CROWN CORK & SEAL CO, INC ..................              1,114
  1,254,631      GILLETTE CO ................................             71,122
        477     oGRIFFON CORP ...............................                  6
         40      HUBBELL, INC (CLASS B) .....................                  2
     25,826      ILLINOIS TOOL WORKS, INC ...................              1,722
     17,058      MASCO CORP .................................              1,032
        172      MASCOTECH, INC .............................                  4
        100     oMATERIAL SCIENCES CORP .....................                  1
        200     oMILLER INDUSTRIES, INC .....................                  2
      3,760     oNCI BUILDING SYSTEMS, INC ..................                217
      2,300     oROHN INDUSTRIES, INC .......................                 11
        218     oSHAW GROUP, INC ............................                  6
      2,000     oSILGAN HOLDINGS, INC .......................                 56

                       See notes to financial statements.

                                                                        VALUE
       SHARES                                                           (000)
       ------                                                           -----
                FABRICATED METAL PRODUCTS--(CONTINUED)
      4,870     oSIMPSON MANUFACTURING CO, INC ..............       $        188
      6,479      SNAP-ON, INC ...............................                235
     48,506     oSOLECTRON CORP .............................              2,040
     19,092      STRUM, RUGER & CO, INC .....................                320
      3,000     oTOWER AUTOMOTIVE, INC ......................                129
     18,300     oWYMAN-GORDON CO ............................                365
        588      ZERO CORP ..................................                 17
                                                                    ------------
                                                                          79,010
                                                                    ------------
                FOOD AND KINDRED PRODUCTS--3.65%
      2,775     oAGRIBRANDS INTERNATIONAL, INC ..............                 84
     83,982      ANHEUSER BUSCH COS, INC ....................              3,963
     53,245      BESTFOODS, INC .............................              3,092
        138      BROWN FORMAN, INC (CLASS B) ................                  9
     54,469      CAMPBELL SOUP CO ...........................              2,894
    896,447      COCA COLA CO ...............................             76,646
    129,689      COCA COLA ENTERPRISES, INC .................              5,090
    246,617      CONAGRA, INC ...............................              7,815
      7,172     oCORN PRODUCTS INTERNATIONAL, INC ...........                243
     19,402      DOLE FOOD, INC .............................                964
     10,742      EARTHGRAINS CO .............................                600
        350      FLOWERS INDUSTRIES, INC ....................                  7
     71,450      GENERAL MILLS, INC .........................              4,885
     13,367      HEINZ (H.J.) CO ............................                750
     39,624      INTERSTATE BAKERIES CORP ...................              1,315
    107,000      KELLOGG CO .................................              4,019
     27,750      LANCASTER COLONY CORP ......................              1,051
     17,600      LANCE, INC .................................                394
      6,100      MCCORMICK & CO, INC (NON-VOTE) .............                218
  1,034,484      PEPSICO, INC ...............................             42,608
      1,800      PILGRIMS PRIDE CORP ........................                 36
      6,900     oRALCORP HOLDINGS, INC ......................                130
    525,783      RALSTON PURINA CO ..........................             61,418
        300      RIVIANA FOODS, INC .........................                  7
         50      RJR NABISCO HOLDINGS CORP ..................                  1
        300     oROBERT MONDAVI CORP (CLASS A) ..............                  9
     72,815      SARA LEE CORP ..............................              4,073
     29,800     oSMITHFIELD FOODS, INC ......................                909
      9,455      TOOTSIE ROLL INDUSTRIES, INC ...............                726
     22,850      TYSON FOODS, INC ...........................                496
      9,510     oVLASIC FOODS INTERNATIONAL, INC ............                191
     10,533      WORTHINGTON FOODS, INC .....................                221
     19,919      WRIGLEY (WM) JR CO .........................              1,952
                                                                    ------------
                                                                         226,816
                                                                    ------------
                FOOD STORES--1.35%
     71,685      ALBERTSONS, INC ............................              3,714
         80      FOOD LION, INC (CLASS B) ...................                  1
     79,028     oGENERAL NUTRITION COS, INC .................              2,460
      6,598      HANNAFORD BROTHERS, INC ....................                290
     54,910     oKROGER CO ..................................              2,354
  1,825,538     oSAFEWAY, INC ...............................             74,277
     37,400     oSOUTHLAND CORP .............................                103
        100     oSTARBUCKS CORP .............................                  5
      7,600     oWHOLE FOODS MARKET, INC ....................                460
                                                                    ------------
                                                                          83,664
                                                                    ------------
                FURNITURE AND FIXTURES--0.04%
      4,684      BUSH INDUSTRIES, INC (CLASS A) .............                102
     20,958     oFURNITURE BRANDS INTERNATIONAL, INC ........                588
      9,700      HON INDUSTRIES, INC ........................                330
      6,919     oKNOLL, INC .................................                204
      7,400      MILLER (HERMAN), INC .......................                180
     44,385      U.S. INDUSTRIES, INC .......................              1,099
                                                                    ------------
                                                                           2,503
                                                                    ------------
                FURNITURE AND HOMEFURNISHING
                 STORES--0.13%
     21,260     oBED BATH & BEYOND, INC .....................              1,102
        200     oBOMBAY, INC ................................                  1
        500     oCOMPUCOM SYSTEMS, INC ......................                  3
     84,302     oCOMPUSA, INC ...............................              1,523
      5,075     oINACOM CORP ................................                161
        400     oMICROAGE, INC ..............................                  6
     61,689      PIER 1 IMPORTS, INC ........................              1,473
     15,300      SUNBEAM CORP ...............................                159
     44,850      TANDY CORP .................................              2,380
     44,700     oWILLIAMS-SONOMA, INC .......................              1,422
                                                                    ------------
                                                                           8,230
                                                                    ------------
                GENERAL BUILDING CONTRACTORS--0.05%
     43,700      HILLENBRAND INDUSTRIES, INC ................              2,622
      2,846      LENNAR CORP ................................                 84
      7,000     oWALTER INDUSTRIES, INC .....................                133
                                                                    ------------
                                                                           2,839
                                                                    ------------
                GENERAL MERCHANDISE STORES--0.67%
     32,841      CASEYS GENERAL STORES, INC .................                544
     39,200     oCOSTCO COS, INC ............................              2,472
      9,500      DAYTON HUDSON CORP .........................                461
     12,637      DOLLAR GENERAL CORP ........................                500
     13,650     oDOLLAR TREE STORES, INC ....................                555
     58,044     oFEDERATED DEPARTMENT STORES, INC ...........              3,123
         50      HARCOURT GENERAL, INC ......................                  3
     86,264     oKOHLS CORP .................................              4,475
     19,594     oNEIMAN-MARCUS GROUP, INC ...................                851
         69      PENNEY (J.C.) CO, INC ......................                  5
      5,700     oPROFFITTS, INC .............................                230
     45,700      ROSS STORES, INC ...........................              1,965
      1,048     oSCHOOL SPECIALTY, INC ......................                 17
     23,480     oVENATOR GROUP, INC .........................                449
    428,972      WAL-MART STORES, INC .......................             26,060
                                                                    ------------
                                                                          41,710
                                                                    ------------
                HEALTH SERVICES--0.44%
      6,550     oACCESS HEALTH, INC .........................                167
      3,720     oAMERICAN HOMEPATIENT, INC ..................                 71
     16,750     oAMERICAN ONCOLOGY RESOURCES, INC ...........                205
     34,800     oAPRIA HEALTHCARE GROUP, INC ................                233
     12,522     oBEVERLY ENTERPRISES, INC ...................                173
      8,610     oCAREMATRIX CORP ............................                232
    181,567      COLUMBIA/HCA HEALTHCARE CORP ...............              5,288
      5,000     oCONCENTRA MANAGED CARE, INC ................                130
        800     oCORAM HEALTHCARE CORP ......................                  2
        700     oCOVENTRY HEALTH CARE, INC ..................                 10
     13,600     oCURATIVE HEALTH SERVICES, INC ..............                388
        860     oENZO BIOCHEMICAL, INC ......................                 12
        200     oEPITOPE, INC ...............................                  1
      9,200     oEXPRESS SCRIPTS, INC .......................                742
     61,900     oFIRST HEALTH GROUP CORP ....................              1,764
     17,779     oGENESIS HEALTH VENTURES, INC ...............                444
      7,768     oHEALTH MANAGEMENT ASSOCIATES, INC
                  (CLASS A) .................................                260
    119,605     oHEALTHSOUTH CORP ...........................              3,192
     30,756     oHUMANA, INC ................................                959
     18,991     oINTEGRATED HEALTH SERVICES, INC ............                712
      1,804     oLABORATORY CORP OF AMERICA HOLDINGS ........                  4
      2,560     oLABORATORY CORP OF AMERICA
                  HOLDINGS WTS 04/28/00 .....................                  0
        553     oLCA-VISION, INC ............................                  2
      3,780     oLINCARE HOLDINGS, INC ......................                159
        186     oMAGELLAN HEALTH SERVICES, INC ..............                  5

                       See notes to financial statements.

                                                                        VALUE
     SHARES                                                             (000)
     ------                                                             -----
                HEALTH SERVICES--(CONTINUED)
     18,189      MANOR CARE, INC ............................       $        699
      7,400     oMAXICARE HEALTH PLANS, INC .................                 50
     39,801     oMID ATLANTIC MEDICAL SERVICES, INC .........                458
     15,500     oNATIONAL SURGERY CENTERS, INC ..............                450
      4,000     oNOVACARE, INC ..............................                 47
     76,963      OMNICARE, INC ..............................              2,934
        100     oORTHODONTIC CENTERS OF AMERICA, INC ........                  2
      2,900     oPARACELSUS HEALTHCARE CORP .................                  9
      6,434     oPARAGON HEALTH NETWORK, INC ................                104
      8,109     oPEDIATRIX MEDICAL GROUP, INC ...............                302
      7,364     oPHARMERICA, INC ............................                 89
      6,600     oPHP HEALTHCARE CORP ........................                 49
      3,650     oPHYCOR, INC ................................                 60
      5,200     oPHYSICIAN RELIANCE NETWORK, INC ............                 59
     15,160     oPHYSICIANS RESOURCE GROUP, INC .............                 69
     17,600     oPRIME MEDICAL SERVICES, INC ................                165
     53,825     oPSS WORLD MEDICAL, INC .....................                787
        990     oQUORUM HEALTH GROUP, INC ...................                 26
      1,050     oSIERRA HEALTH SERVICES, INC ................                 26
        100     oSUN HEALTHCARE GROUP, INC ..................                  1
     80,667     oTENET HEALTHCARE CORP ......................              2,521
         54     oTOTAL RENAL CARE HOLDINGS, INC .............                  2
     33,434      UNITED HEALTHCARE CORP .....................              2,123
     18,769     oUNIVERSAL HEALTH SERVICES, INC .............              1,096
     42,233     oVENCOR, INC ................................                306
                                                                    ------------
                                                                          27,589
                                                                    ------------
                HEAVY CONSTRUCTION, EXCEPT
                 BUILDING--0.02%
     13,100      FLUOR CORP .................................                668
     11,258      FOSTER WHEELER CORP ........................                241
                                                                    ------------
                                                                             909
                                                                    ------------
                HOLDING AND OTHER INVESTMENT
                 OFFICES--0.07%
      1,100      ALEXANDRIA REAL ESTATE EQUITIES, INC .......                 33
      4,750     oAPARTMENT INVESTMENT & MANAGEMENT CO .......                188
      1,620      ASSOCIATED ESTATES REALTY CORP .............                 30
        768      CHELSEA GCA REALTY, INC ....................                 31
        299      CORNERSTONE PROPERTIES, INC ................                  5
        188      COUSINS PROPERTIES, INC ....................                  6
      1,617      DEVELOPERS DIVERSIFIED REALTY CORP .........                 63
     12,895      EVEREST REINSURANCE HOLDINGS, INC ..........                496
     12,500      FEDERAL REALTY INVESTMENT TR ...............                301
        700     oFIRST UNION REAL ESTATE INVESTMENTS ........                  6
      9,300      GENERAL GROWTH PROPERTIES, INC .............                348
      5,680      GREAT LAKES REIT, INC ......................                 99
        356      HEALTH CARE PROPERTY INVESTORS, INC ........                 13
     40,286     oINTERDIGITAL COMMUNICATIONS CORP ...........                217
        946      IRVINE APARTMENT COMMUNITIES, INC ..........                 27
      5,104      JP REALTY, INC .............................                120
      9,000      MACERICH CO (THE) ..........................                264
     17,824      MILLS CORP .................................                428
      2,995      NATIONAL HEALTH INVESTORS, INC .............                 99
         58      PATRIOT AMERICAN HOSPITALITY, INC ..........                  1
        200      PENNSYLVANIA REAL ESTATE
                  INVESTMENT TR .............................                  4
        378      RECKSON ASSOCIATES REALTY CORP .............                  9
         30     oRECKSON SERVICES INDUSTRIES, INC ...........                  0
        700     oSAUL CENTERS, INC ..........................                 12
         64      SIMON DEBARTOLO GROUP, INC .................                  2
      5,000      TOWN & COUNTRY TR ..........................                 83
      1,600      UNIVERSAL HEALTH REALTY INCOME TR ..........                 32
     48,800     oVENTAS, INC ................................                674
      8,266      VORNADO REALTY TR ..........................                328
     32,936      WASHINGTON REAL ESTATE INVESTMENT TR .......                572
      1,200      WESTFIELD AMERICA, INC .....................                 22
                                                                    ------------
                                                                           4,513
                                                                    ------------
                HOTELS AND OTHER LODGING
                 PLACES--1.26%
     16,980     oCAPSTAR HOTEL CO ...........................                475
  3,395,417     oCENDANT CORP ...............................             70,879
     26,502     oCHOICE HOTELS INTERNATIONAL, INC ...........                359
        668     oCIRCUS CIRCUS ENTERPRISES, INC .............                 11
      4,500     oHOST MARRIOTT CORP .........................                 80
     11,280     oHOST MARRIOTT SERVICES CORP ................                164
     65,090      LA QUINTA INNS, INC ........................              1,375
     45,100      MARRIOTT INTERNATIONAL (CLASS A) ...........              1,460
      4,687     oMGM GRAND, INC .............................                148
      7,500     oPRIMADONNA RESORTS, INC ....................                108
     14,900     oPRIME HOSPITALITY CORP .....................                260
     68,411     oPROMUS HOTEL CORP ..........................              2,634
      2,200     oRED ROOF INNS, INC .........................                 37
      1,300     oRIO HOTEL & CASINO, INC ....................                 25
      3,000     oSIGNATURE RESORTS, INC .....................                 50
      9,282     oSODEXHO MARRIOTT SERVICES, INC .............                269
      6,083     oSUNBURST HOSPITALITY CORP ..................                 42
                                                                    ------------
                                                                          78,376
                                                                    ------------
                INDUSTRIAL MACHINERY AND
                 EQUIPMENT--5.06%
     63,827     o3COM CORP ..................................              1,959
        400     oADAPTEC, INC ...............................                  6
     10,117      ALLIED PRODUCTS CORP .......................                214
      3,700     oAPEX PC SOLUTIONS, INC .....................                103
  1,290,250     oAPPLIED MATERIALS, INC .....................             38,062
     11,600     oAPPLIED POWER, INC (CLASS A) ...............                399
        700     oASYST TECHNOLOGIES, INC ....................                  9
      3,500     oATMI, INC ..................................                 53
        521     oAXIOHM TRANSACTION SOLUTIONS, INC ..........                  5
      3,937      BAKER HUGHES, INC ..........................                136
        333     oBANCTEC, INC ...............................                  8
     19,585     oBAY NETWORKS, INC ..........................                632
        964     oBELL & HOWELL CO ...........................                 25
        640     oBLACK BOX CORP .............................                 21
     17,705      BRUNSWICK CORP .............................                438
     32,200     oC-CUBE MICROSYSTEMS, INC ...................                598
      8,900     oCENTENNIAL TECHNOLOGIES, INC ...............                 11
      8,573      CHART INDUSTRIES, INC ......................                205
        200     oCIRRUS LOGIC, INC ..........................                  2
  1,015,044     oCISCO SYSTEMS, INC .........................             93,447
     28,887     oCOLTEC INDUSTRIES, INC .....................                574
    512,421      COMPAQ COMPUTER CORP .......................             14,540
        115     oCOOPER CAMERON CORP ........................                  6
      6,000     oCOPYTELE, INC ..............................                 14
        100     oDATA GENERAL CORP ..........................                  1
    223,231     oDELL COMPUTER CORP .........................             20,719
      3,100     oDIALOGIC CORP ..............................                 92
     23,650      DIEBOLD, INC ...............................                683
     15,000     oDRESSER INDUSTRIES, INC ....................                661
      5,100      DT INDUSTRIES, INC .........................                124
      4,500     oDUPONT PHOTOMASKS, INC .....................                155
    233,570     oEMC CORP ...................................             10,467
        800     oENCAD, INC .................................                 11
     10,400     oETEC SYSTEMS, INC ..........................                366
      8,117      FLOWSERVE CORP .............................                200
        200     oFSI INTERNATIONAL, INC .....................                  2

                       See notes to financial statements.

                                                                        VALUE
     SHARES                                                             (000)
     ------                                                             -----
                INDUSTRIAL MACHINERY AND
                 EQUIPMENT--(CONTINUED)
     11,594     oGARDNER DENVER, INC ........................       $        320
     60,662     oGATEWAY 2000, INC ..........................              3,071
        300     oGENERAL BINDING CORP .......................                 11
        573      GRACO, INC .................................                 20
    305,992      HEWLETT-PACKARD CO .........................             18,321
     24,500      HUSSMANN INTERNATIONAL, INC ................                455
        527      IDEX CORP ..................................                 18
        100     oIMATION CORP ...............................                  2
        100     oINTEGRATED PROCESS EQUIPMENT CORP ..........                  1
      2,300     oINTEVAC, INC ...............................                 25
        292     oIOMEGA CORP ................................                  2
     12,364      JLG INDUSTRIES, INC ........................                250
     34,029      KAYDON CORP ................................              1,202
         52      KENNAMETAL, INC ............................                  2
        650     oKOMAG, INC .................................                  3
        500     oKULICHE & SOFFA INDUSTRIES, INC ............                  9
    397,400     oLAM RESEARCH CORP ..........................              7,600
     58,037     oLEXMARK INTERNATIONAL GROUP (CLASS A) ......              3,540
        300     oMICRON ELECTRONICS, INC ....................                  4
     16,100     oMICROS SYSTEMS, INC ........................                533
      5,900     oMICROTOUCH SYSTEMS, INC ....................                110
      7,200    xoMOLTEN METAL TECHNOLOGY, INC ...............                  1
         37     oNCR CORP ...................................                  1
     15,300     oNETWORK COMPUTING DEVICES, INC .............                124
      3,200     oNETWORK EQUIPMENT TECHNOLOGIES, INC ........                 50
      4,400      NORDSON CORP ...............................                207
    670,254     oNOVELLUS SYSTEMS, INC ......................             23,920
      2,300     oOAKLEY, INC ................................                 31
     11,200      OMNIQUIP INTERNATIONAL, INC ................                207
        150      PALL CORP ..................................                  3
        325     oPAXAR CORP .................................                  4
     17,800     oPHOTRONICS, INC ............................                393
     34,021      PITNEY BOWES, INC ..........................              1,637
        500     oPRESSTEK, INC ..............................                  6
     10,700     oPROXIM, INC ................................                178
        800     oQUANTUM CORP ...............................                 17
         29     oRATIONAL SOFTWARE CORP .....................                  0
      5,984      ROBBINS & MYERS, INC .......................                174
     13,400      ROPER INDUSTRIES, INC ......................                350
      1,344     oSAFEGUARD SCIENTIFICS, INC .................                 56
     85,162     oSEAGATE TECHNOLOGY, INC ....................              2,028
        200     oSECURITY DYNAMICS TECHNOLOGIES, INC ........                  4
     16,000     oSHIVA CORP .................................                134
        300     oSILICON GRAPHICS, INC ......................                  4
        829     oSLI, INC ...................................                 22
        303     oSMITH INTERNATIONAL, INC ...................                 11
        300     oSPECIALTY EQUIPMENT COS, INC ...............                  7
     11,900     oSPLASH TECHNOLOGY HOLDINGS, INC ............                205
        100     oSPS TECHNOLOGIES, INC ......................                  6
    148,650     oSUN MICROSYSTEMS, INC ......................              6,457
     13,232      SYMBOL TECHNOLOGIES, INC ...................                500
      1,700     oTSENG LABORATORIES, INC ....................                  5
        181     oU.S. FILTER CORP ...........................                  5
  1,942,360     oUNISYS CORP ................................             54,872
        492     oUNOVA, INC .................................                 11
     32,651     oVARCO INTERNATIONAL, INC ...................                647
     27,200     oXYLAN CORP .................................                811
     11,234      YORK INTERNATIONAL CORP ....................                489
        800     oZEBRA TECHNOLOGY CORP ......................                 34
                                                                    ------------
                                                                         314,058
                                                                    ------------
                INSTRUMENTS AND RELATED
                 PRODUCTS--2.89%
     22,129     oACUSON CORP ................................                402
     18,900     oADAC LABORATORIES, INC .....................                425
     12,840      ARROW INTERNATIONAL, INC ...................                352
     60,700     oARTERIAL VASCULAR ENGINEERING, INC .........              2,170
     13,234     oATL ULTRASOUND, INC ........................                604
     29,982      BALLARD MEDICAL PRODUCTS CO ................                540
        100      BARD (C.R.), INC ...........................                  4
    142,833      BAXTER INTERNATIONAL, INC ..................              7,686
        200     oBAXTER INTERNATIONAL, INC RTS ..............                  0
     26,625      BECTON DICKINSON & CO ......................              2,067
     30,000     oBIOMET, INC ................................                992
     19,419     oBOSTON SCIENTIFIC CORP .....................              1,391
         24     oCARDIOVASULAR DYNAMICS, INC ................                  0
        300     oCELLPRO, INC ...............................                  1
      4,320     oCNS, INC ...................................                 20
      1,000     oCOHERENT, INC ..............................                 17
        600     oCOLE NATIONAL CORP (CLASS A) ...............                 24
      3,750     oCONMED CORP ................................                 86
     13,106     oCOOPER COS, INC ............................                478
        500     oCREDENCE SYSTEMS CORP ......................                 10
  2,040,200      DENTSPLY INTERNATIONAL, INC ................             51,005
      4,558     oDEPUY, INC .................................                129
      1,400      DIAGNOSTIC PRODUCTS CORP ...................                 40
     22,200     oDIONEX CORP ................................                586
      9,542     oDYNATECH CORP ..............................                 30
     51,020      EASTMAN KODAK CO ...........................              3,728
        250     oFOSSIL, INC ................................                  6
         10      FRESENIUS MEDICAL CARE AG. ADR .............                  0
     29,292     oGENRAD, INC ................................                579
     46,162      GUIDANT CORP ...............................              3,292
      2,200     oHEARTPORT, INC .............................                 14
        500     oHOLOGIC, INC ...............................                  9
     19,700      HONEYWELL, INC .............................              1,646
      4,600     oIMATRON, INC ...............................                 13
     35,785     oINPUT/OUTPUT, INC ..........................                637
     15,300      INVACARE CORP ..............................                392
      3,300     oISOLYSER CO, INC ...........................                  9
    868,800     oKLA-TENCOR CORP ............................             24,055
        500     oLTX CORP ...................................                  2
      2,325     oMARQUETTE MEDICAL SYSTEMS, INC
                  (CLASS A) .................................                 60
    160,447      MEDTRONIC, INC .............................             10,228
     15,300      MENTOR CORP ................................                371
        600     oMINIMED, INC ...............................                 31
     11,000     oNEOPROBE CORP ..............................                 30
      8,468     oOEC MEDICAL SYSTEMS, INC ...................                191
        300     oORBITAL SCIENCES CORP ......................                 11
        900     oPERCLOSE, INC ..............................                 25
      6,100     oPHYSIO-CONTROL INTERNATIONAL CORP ..........                161
      9,100     oPOSSIS MEDICAL, INC ........................                114
     13,500     oRESPIRONICS, INC ...........................                210
      9,250     oROBOTIC VISION SYSTEMS, INC ................                 41
      1,000     oSABRATEK CORP ..............................                 23
     10,200     oSCOTT TECHNOLOGIES, INC (CLASS A) ..........                149
     18,000     oSEPRACOR, INC ..............................                747
      1,683     oSONOSIGHT, INC .............................                 12
         51     oST. JUDE MEDICAL, INC ......................                  2
     10,700     oSTAAR SURGICAL CO ..........................                167
        300     oSTERIS CORP ................................                 19
         89     oSTRYKER CORP ...............................                  3
        300     oSUMMIT TECHNOLOGY, INC .....................                  2
        933     oSYBRON INTERNATIONAL CORP ..................                 24

                       See notes to financial statements.

                                                                        VALUE
     SHARES                                                             (000)
     ------                                                             -----
                INSTRUMENTS AND RELATED
                 PRODUCTS--(CONTINUED)
      4,900     oSYNETIC, INC ...............................       $        279
      4,544      TEKTRONIX, INC .............................                161
      9,943     oTERADYNE, INC ..............................                266
      1,400     oTHERMEDICS DETECTION, INC ..................                 13
        413     oTHERMEDICS, INC ............................                  5
        100     oTHERMO CARDIOSYSTEMS, INC ..................                  2
      1,000     oTHERMO OPTEK CORP ..........................                 15
        300     oTHERMOQUEST CORP ...........................                  4
        830     oTHERMOTREX CORP ............................                 14
      6,700     oTREX MEDICAL CORP ..........................                111
        900     oTRIMBLE NAVIGATION LTD .....................                 15
        180      U.S. SURGICAL CORP .........................                  8
      3,680     oUNIPHASE CORP ..............................                231
        300     oUROMED CORP ................................                  2
     14,186      VARIAN ASSOCIATES, INC .....................                553
      8,100     oVEECO INSTRUMENTS, INC .....................                201
      1,000     oVITAL SIGNS, INC ...........................                 18
      1,700     oVIVUS, INC .................................                 10
      2,900     oWESLEY JESSEN VISIONCARE, INC ..............                 67
      4,100     oWIRELESS TELECOM GROUP, INC ................                 16
     14,300      X RITE, INC ................................                196
    602,279      XEROX CORP .................................             61,207
      6,200     oZYGO CORP ..................................                 74
                                                                    ------------
                                                                         179,530
                                                                    ------------
                INSURANCE AGENTS, BROKERS AND
                 SERVICE--0.01%
     18,604      CRAWFORD & CO (CLASS B) ....................                349
        100      GALLAGHER (ARTHUR J.) & CO .................                  4
        201      MARSH & MCLENNAN COS, INC ..................                 12
                                                                    ------------
                                                                             365
                                                                    ------------
                INSURANCE CARRIERS--5.32%
        100      20TH CENTURY INDUSTRIES ....................                  3
  1,059,000      ACE LTD ....................................             41,301
         15      AETNA, INC .................................                  1
    116,550      AFLAC, INC .................................              3,533
        700      AMERICAN BANKERS INSURANCE GROUP, INC ......                 42
    583,727      AMERICAN INTERNATIONAL GROUP, INC ..........             85,224
     17,800     oAMERIN CORP ................................                520
      6,963      CMAC INVESTMENT CORP .......................                428
      6,200     oCOMPDENT CORP ..............................                 97
     66,931      CONSECO, INC ...............................              3,129
    779,500     oEXEL LTD ...................................             60,655
      5,200      FOREMOST CORP OF AMERICA ...................                125
      1,820     oFOUNDATION HEALTH SYSTEMS (CLASS A) ........                 48
      2,500     oFPA MEDICAL MANAGEMENT, INC ................                  3
     25,940      FRONTIER INSURANCE GROUP, INC ..............                585
      6,109      HARTFORD LIFE, INC (CLASS A) ...............                348
     20,607      HCC INSURANCE HOLDINGS, INC ................                453
         50     oHIGHLANDS INSURANCE GROUP, INC .............                  1
  1,002,262     +LIFE RE CORP ...............................             83,062
         83      MBIA, INC ..................................                  6
     69,695      MGIC INVESTMENT CORP .......................              3,977
     29,330     oOXFORD HEALTH PLANS, INC ...................                449
      3,065     oPACIFICARE HEALTH SYSTEMS, INC (CLASS A) ...                259
      6,523     oPACIFICARE HEALTH SYSTEMS, INC (CLASS B) ...                576
      8,400     oPHYMATRIX CORP .............................                 74
      4,283      PMI GROUP, INC .............................                314
    226,302      PROGRESSIVE CORP ...........................             31,909
      7,052      PROTECTIVE LIFE CORP .......................                259
      2,900      PROVIDENT COS, INC .........................                100
      1,555      REINSURANCE GROUP OF AMERICA, INC ..........                 92
      3,500      RELIANCE GROUP HOLDINGS, INC ...............                 61
        125      SCPIE HOLDINGS, INC ........................                  4
     43,970      SUNAMERICA, INC ............................              2,526
    156,422      TRAVELERS GROUP, INC .......................              9,483
     10,700     oTRIAD GUARANTY, INC ........................                364
      1,808      VESTA INSURANCE GROUP, INC .................                 39
      1,500     oWELLPOINT HEALTH NETWORKS, INC .............                111
                                                                    ------------
                                                                         330,161
                                                                    ------------
                LEATHER AND LEATHER PRODUCTS--0.04%
     25,035     oNINE WEST GROUP, INC .......................                671
      8,586     oSAMSONITE CORP .............................                 93
     41,996      STRIDE RITE CORP ...........................                633
      2,827     oTIMBERLAND CO ..............................                203
     37,512      WOLVERINE WORLD WIDE, INC ..................                814
                                                                    ------------
                                                                           2,414
                                                                    ------------
                LEGAL SERVICES--0.00%
        985     oPREPAID LEGAL SERVICES, INC ................                 31
                                                                    ------------
                LOCAL AND INTERURBAN PASSENGER
                 TRANSIT--0.01%
      3,100     oRURAL/METRO CORP ...........................                 40
     10,860      VIAD CORP ..................................                301
                                                                    ------------
                                                                             341
                                                                    ------------
                LUMBER AND WOOD PRODUCTS--0.03%
     11,600     oAMERICAN HOMESTAR CORP .....................                278
     47,004     oCHAMPION ENTERPRISES, INC ..................              1,381
      1,120      CLAYTON HOMES, INC .........................                 21
      1,000     oTRIANGLE PACIFIC CORP ......................                 55
      4,000      UNIVERSAL FOREST PRODUCTS, INC .............                 66
                                                                    ------------
                                                                           1,801
                                                                    ------------
                METAL MINING--0.22%
    718,000      EUOR-NEVADA MINING CORP ....................              9,789
     53,104      FREEPORT-MCMORAN COPPER & GOLD, INC
                  (CLASS A) .................................                757
    106,637      FREEPORT-MCMORAN COPPER & GOLD, INC
                  (CLASS B) .................................              1,620
     43,139      NEWMONT MINING CORP ........................              1,019
      8,829      SOUTHERN PERU COPPER CORP ..................                115
      2,741     oSTILLWATER MINING CO .......................                 74
     45,063     oSUNSHINE MINING & REFINING CO ..............                 42
                                                                    ------------
                                                                          13,416
                                                                    ------------
                MISCELLANEOUS MANUFACTURING
                 INDUSTRIES--5.87%
      2,339      ARMSTRONG WORLD INDUSTRIES, INC ............                158
     28,217     oBLYTH INDUSTRIES, INC ......................                938
        524      CALLAWAY GOLF CO ...........................                 10
         97      HASBRO, INC ................................                  4
     18,362     oHEXCEL CORP ................................                415
     91,021      INTERNATIONAL GAME TECHNOLOGY CO ...........              2,207
     23,044      JOSTENS, INC ...............................                550
      9,200      K2, INC ....................................                162
     11,330     oLYDALL, INC ................................                165
  1,192,111      MATTEL, INC ................................             50,441
     57,293      MINNESOTA MINING & MANUFACTURING CO ........              4,709
     29,803      TIFFANY & CO ...............................              1,431
  4,820,716      TYCO INTERNATIONAL LTD .....................            303,705
      3,100     oWMS INDUSTRIES, INC ........................                 13
                                                                    ------------
                                                                         364,908
                                                                    ------------
                MISCELLANEOUS REPAIR SERVICES--0.00%
        100     oSERVICE EXPERTS, INC .......................                  3
                                                                    ------------

                       See notes to financial statements.

                                                                        VALUE
     SHARES                                                             (000)
     ------                                                             -----

                MISCELLANEOUS RETAIL--0.48%
     63,059     oBORDERS GROUP, INC .........................       $      2,333
      2,806     oBRYLANE, INC ...............................                129
      6,830     oCDW COMPUTER CENTERS, INC ..................                342
     93,883      CVS CORP ...................................              3,656
        600     oFRIEDMANS, INC (CLASS A) ...................                 10
     17,700     oGARDEN RIDGE CORP ..........................                343
      1,233     oGLOBAL DIRECTMAIL CORP .....................                 16
      6,957      HANCOCK FABRICS, INC .......................                 87
      3,800     oJUMBOSPORTS, INC ...........................                  4
      8,809     oLANDS END, INC .............................                279
        800     oMICHAELS STORES, INC .......................                 28
     13,000     oMICRO WAREHOUSE, INC .......................                202
      6,060     oNATIONAL MEDIA CORP ........................                  7
     90,118     oOFFICE DEPOT, INC ..........................              2,844
     45,659     oOFFICEMAX, INC .............................                753
     20,400     oPETCO ANIMAL SUPPLIES, INC .................                407
      1,240     oPETSMART, INC ..............................                 12
      9,042      RITE AID CORP ..............................                340
    119,377      SEARS ROEBUCK & CO .........................              7,289
    164,510     oSTAPLES, INC ...............................              4,761
      1,050     oSUNGLASS HUT INTERNATIONAL, INC ............                 12
     17,192     oTHE SPORTS AUTHORITY, INC ..................                257
         85     oTOYS R US, INC .............................                  2
        200     oVIKING OFFICE PRODUCTS, INC ................                  6
    142,465      WALGREEN CO ................................              5,886
      2,300     oZALE CORP ..................................                 73
                                                                    ------------
                                                                          30,078
                                                                    ------------
                MOTION PICTURES--0.44%
     18,643     oAMERICAN MEDIA, INC (CLASS A) ..............                124
        300     oCNET, INC ..................................                 20
    260,401      DISNEY (WALT) CO ...........................             27,358
      3,300     oHOLLYWOOD ENTERTAINMENT CORP ...............                 45
                                                                    ------------
                                                                          27,547
                                                                    ------------
                NONDEPOSITORY INSTITUTIONS--1.16%
        200      AAMES FINANCIAL CORP .......................                  3
     12,475      ADVANTA CORP (CLASS A) .....................                274
    151,927      AMERICAN EXPRESS CO ........................             17,320
         29      AMERICAN GENERAL CORP ......................                  2
     29,443     oAMERICREDIT CORP ...........................              1,051
     18,400     oAMRESCO, INC ...............................                536
      1,037     oARCADIA FINANCIAL LTD ......................                  8
     88,230      ASSOCIATES FIRST CAPITAL CORP ..............              6,783
      5,800      CAPITAL ONE FINANCIAL CORP .................                720
     11,400     oCITYSCAPE FINANCIAL CORP ...................                  1
         68      COUNTRYWIDE CREDIT INDUSTRIES, INC .........                  3
      9,600     oCREDIT ACCEPTANCE CORP .....................                 82
        500     oDELTA FINANCIAL CORP .......................                  9
    367,543      FEDERAL NATIONAL MORTGAGE
                  ASSOCIATION ...............................             22,328
     20,439      FIRST UNION CORP ...........................              1,191
     26,565     oFIRSTPLUS FINANCIAL GROUP, INC .............                956
    257,734      FREDDIE MAC ................................             12,130
     12,388      GREEN TREE FINANCIAL CORP ..................                530
     72,377      HOUSEHOLD INTERNATIONAL, INC ...............              3,601
        600     oIMC MORTGAGE CO ............................                  6
     21,100     oIMPERIAL CREDIT INDUSTRIES, INC ............                496
     11,100     oLONG BEACH FINANCIAL CORP ..................                122
      2,850     oMERCURY FINANCE CO .........................                  0
      2,000      METRIS COS, INC ............................                128
     75,384      SLM HOLDING CORP ...........................              3,694
        200     oSOUTHERN PACIFIC FUNDING CORP ..............                  3
        100      UNITED COS FINANCIAL CORP ..................                  2
                                                                    ------------
                                                                          71,979
                                                                    ------------
                OIL AND GAS EXTRACTION--3.27%
  1,244,929      APACHE CORP ................................             39,215
      7,121     oATWOOD OCEANICS, INC .......................                284
     19,600     oBARNETT RESOURCES CORP .....................                734
      5,200      BELCO OIL & GAS CORP .......................                 45
      9,400     oBENTON OIL & GAS CO ........................                100
      5,500      BERRY PETROLEUM CO (CLASS A) ...............                 72
     42,197     oBJ SERVICES CO .............................              1,226
     11,750      BURLINGTON RESOURCES, INC ..................                506
      1,391      CHESAPEAKE ENERGY CORP .....................                  6
      5,375     oCLIFFS DRILLING CO .........................                176
        500     oCOHO ENERGY, INC ...........................                  3
         25      CROSS TIMBERS OIL CO .......................                  0
     11,214      DEVON ENERGY CORP ..........................                392
    966,500      DIAMOND OFFSHORE DRILLING, INC .............             38,660
        100     oEEX CORP ...................................                  1
     28,004      ENRON OIL & GAS CO .........................                567
    140,836      ENSCO INTERNATIONAL, INC ...................              2,447
      3,301     oEVI WEATHERFORD, INC .......................                123
     50,514     oGLOBAL INDUSTRIES LTD ......................                852
     22,300     oGLOBAL MARINE, INC .........................                417
    121,202      HALLIBURTON CO .............................              5,401
     16,300      KCS ENERGY, INC ............................                186
      2,893     oKEY ENERGY GROUP, INC ......................                 38
        994      LOMAK PETROLEUM, INC .......................                 10
        540     oMARINE DRILLING CO, INC ....................                  9
        600     oMERIDIAN RESOURCE CORP .....................                  4
        100     oNABORS INDUSTRIES, INC .....................                  2
     11,646     oNEWFIELD EXPLORATION CO ....................                290
     24,248     oNEWPARK RESOURCES, INC .....................                270
     59,515      NGC CORP ...................................                744
     15,846     oNOBLE DRILLING CORP ........................                381
  5,084,078    +oOCEAN ENERGY, INC NEW ......................             99,457
     12,000     oOCEANEERING INTERNATIONAL, INC .............                213
     45,890     oPARKER DRILLING CO .........................                324
     19,600     oPATTERSON ENERGY, INC ......................                192
     23,300      PIONEER NATURAL RESOURCES CO ...............                556
    148,545     oR & B FALCON CORP ..........................              3,361
     46,368     oROWAN COS, INC .............................                901
         48     oSEAGULL ENERGY CORP ........................                  1
      1,640     oSEITEL, INC ................................                 27
     11,000      ST. MARY LAND & EXPLORATION CO .............                265
      4,513     oSTONE ENERGY CORP ..........................                160
        562     oSWIFT ENERGY CO ............................                  9
        100     oTRANSMONTAIGNE OIL CO ......................                  1
        747     oTRANSTEXAS GAS CORP ........................                  7
        685      UNION PACIFIC RESOURCES GROUP, INC .........                 12
        756     oUNIT CORP ..................................                  5
     16,673      VASTAR RESOURCES, INC ......................                728
     21,768     oVERITAS DGC, INC ...........................              1,087
     29,252      VINTAGE PETROLEUM, INC .....................                552
     22,351     oWESTERN ATLAS, INC .........................              1,897
                                                                    ------------
                                                                         202,916
                                                                    ------------
                PAPER AND ALLIED PRODUCTS--0.23%
     30,430     oAMERICAN PAD & PAPER CO ....................                137
      2,564      AVERY DENNISON CORP ........................                138
     28,113     oBUCKEYE TECHNOLOGIES, INC ..................                662
     15,100      CARAUSTAR INDUSTRIES, INC ..................                436
     10,060      FIRST BRANDS CORP ..........................                258
      8,995      FORT JAMES CORP ............................                400
      1,623     oGAYLORD CONTAINER CO .......................                 12
      3,100      GLATFELTER (P.H.) CO .......................                 49
      5,600     oJEFFERSON SMURFIT CORP .....................                 88
    241,712      KIMBERLY-CLARK CORP ........................             11,089
     23,400     oMAIL-WELL, INC .............................                507

                       See notes to financial statements.

                                                                         VALUE
     SHARES                                                              (000)
     ------                                                              -----
                PAPER AND ALLIED PRODUCTS--(CONTINUED)
     10,551      SCHWEITZER-MAUDUIT INTERNATIONAL, INC ......       $        306
     21,791     oSHOREWOOD PACKAGING CORP ...................                346
         49      SONOCO PRODUCTS CO .........................                  1
      1,510      WAUSAU-MOSINEE PAPER CORP ..................                 35
         80     oZOLTEK COS, INC ............................                  2
                                                                    ------------
                                                                          14,466
                                                                    ------------
                PERSONAL SERVICES--0.04%
      8,000      BLOCK (H&R), INC ...........................                337
        100      CINTAS CORP ................................                  5
         50      G & K SERVICES, INC (CLASS A) ..............                  2
        300      REGIS CORP .................................                  9
     55,334      SERVICE CORP INTERNATIONAL .................              2,372
        300     oTHERMOLASE CORP ............................                  2
        300      UNITOG CO ..................................                  7
                                                                    ------------
                                                                           2,734
                                                                    ------------
                PETROLEUM AND COAL PRODUCTS--0.10%
      2,000     oELCOR CORP .................................                 51
      2,409      LYONDELL PETROCHEMICAL CO ..................                 73
         84      TEXACO, INC ................................                  5
    124,412      TOSCO CORP .................................              3,655
     50,634      UNOCAL CORP ................................              1,810
      4,000      VALERO ENERGY CORP .........................                133
     14,200      WD-40 CO ...................................                385
                                                                    ------------
                                                                           6,112
                                                                    ------------
                PRIMARY METAL INDUSTRIES--0.11%
        225     oAFC CABLE SYSTEMS, INC .....................                  8
    112,420      ALLEGHENY TELEDYNE, INC ....................              2,572
      2,865     oALPINE GROUP, INC ..........................                 59
      7,500     oARMCO, INC .................................                 48
      8,423      BELDEN, INC ................................                258
        621     oCABLE DESIGN TECHNOLOGIES CO ...............                 13
        900      CENTURY ALUMINUM CO ........................                 13
      6,000     oCHASE INDUSTRIES, INC ......................                119
        133     oCOMMSCOPE, INC .............................                  2
      2,100     oENCORE WIRE CORP ...........................                 34
     50,973      ENGELHARD CORP .............................              1,032
        282     oESSEX INTERNATIONAL, INC ...................                  7
     17,266      GENERAL CABLE CORP .........................                499
        100     oGIBRALTAR STEEL CORP .......................                  2
        336      IMCO RECYCLING, INC ........................                  6
      1,400      INTERMET CORP ..............................                 25
        172     oLONE STAR TECHNOLOGIES, INC ................                  3
      1,100      NN BALL & ROLLER, INC ......................                 13
        100     oOPTICAL CABLE CORP .........................                  1
      3,100      OREGON STEEL MILLS, INC ....................                 58
     22,419      PRECISION CAST PARTS CORP ..................              1,197
      7,387      QUANEX CORP ................................                224
     12,832     oRMI TITANIUM CO ............................                292
      4,200     oSPECIAL METALS CORP ........................                 59
      2,234      STANDEX INTERNATIONAL CORP .................                 66
        500     oSTEEL DYNAMICS, INC ........................                  7
     16,600      TITANIUM METALS CORP .......................                366
      1,600     oWOLVERINE TUBE, INC ........................                 61
        380      WORTHINGTON INDUSTRIES, INC ................                  6
                                                                    ------------
                                                                           7,050
                                                                    ------------
                PRINTING AND PUBLISHING--0.37%
      1,400      AMERICAN BUSINESS PRODUCTS, INC ............                 29
        300     oAPPLIED GRAPHICS TECHNOLOGIES, INC .........                 14
     33,100      BELO (A.H.) CORP SERIES A ..................                807
     17,115     oBIG FLOWER HOLDINGS, INC ...................                513
      5,606      CENTRAL NEWSPAPERS, INC (CLASS A) ..........                391
      6,300     oCONSOLIDATED GRAPHICS, INC .................                372
      3,300     oDAY RUNNER, INC ............................                 83
     69,656      DELUXE CORP ................................              2,495
    119,987      GANNETT CO, INC ............................              8,527
     14,535      HARLAND (JOHN H.) CO .......................                246
     25,653     oJOURNAL REGISTER CO ........................                430
     23,820      LEE ENTERPRISES, INC .......................                729
     13,100    xoMARVEL ENTERTAINMENT GROUP, INC ............                  4
        200      MERRILL CORP ...............................                  4
      2,000      NEW ENGLAND BUSINESS SERVICES, INC .........                 65
        350      NEW YORK TIMES CO (CLASS A) ................                 28
     34,313      NEWS CORP LTD ADR (LTD-VOTE) ...............                969
     16,300     oPLAYBOY ENTERPRISES, INC (CLASS B) .........                289
        839     oPRIMEDIA, INC ..............................                 11
        800      PULITZER PUBLISHING CO .....................                 71
      4,142      READER'S DIGEST ASSOCIATION, INC
                  (CLASS A) (NON-VOTE) ......................                112
     60,409      REYNOLDS & REYNOLDS CO (CLASS A) ...........              1,099
        900      STANDARD REGISTER, INC .....................                 32
        100      THOMAS NELSON, INC .........................                  1
     13,628      TIME WARNER, INC ...........................              1,164
        100      TIMES MIRROR CO SERIES A ...................                  6
      4,400     oTOPPS, INC .................................                 14
     61,326      TRIBUNE CO .................................              4,220
      3,240     oVALASSIS COMMUNICATIONS, INC ...............                125
        786      WALLACE COMPUTER SERVICES, INC .............                 19
      1,477     oWORKFLOW MANAGEMENT, INC ...................                 12
      2,100     oWORLD COLOR PRESS, INC .....................                 74
                                                                    ------------
                                                                          22,955
                                                                    ------------
                RAILROAD TRANSPORTATION--0.02%
        125     oCANADIAN NATIONAL RAILWAY CO ...............                  7
      7,700      KANSAS CITY SOUTHERN INDUSTRIES, INC .......                382
          4      UNION PACIFIC CORP .........................                  0
     47,950     oWISCONSIN CENTRAL TRANSIT CORP .............              1,049
                                                                    ------------
                                                                           1,438
                                                                    ------------
                REAL ESTATE--0.04%
        400     oALEXANDERS, INC ............................                 36
        100     oCB RICHARD ELLIS SERVICES GROUP, INC .......                  3
     44,000     oFAIRFIELD COMMUNITIES, INC .................                844
      5,832     oINSIGNIA FINANCIAL GROUP, INC ..............                143
      9,600     oLNR PROPERTY CORP ..........................                246
     42,726      ROUSE CO ...................................              1,343
                                                                    ------------
                                                                           2,615
                                                                    ------------
                RUBBER AND MISCELLANEOUS
                 PLASTIC PRODUCTS--2.14%
      1,300     oAEP INDUSTRIES, INC ........................                 28
     17,990      FURON CO ...................................                326
      8,078      GENCORP, INC ...............................                204
     19,598      GOODRICH (B.F.) CO .........................                973
      8,200     oGRACE, W.R. & CO ...........................                140
        100     oLIQUI-BOX CORP .............................                  5
  1,535,122      MONSANTO CO ................................             85,775
    714,831      NIKE, INC (CLASS B) ........................             34,803
     84,420      RAYCHEM CORP ...............................              2,496
      1,134     oREEBOK INTERNATIONAL LTD ...................                 31
     91,055      RUBBERMAID, INC ............................              3,022
     32,194     oSAFESKIN CORP ..............................              1,324
      8,795     oSEALED AIR CORP ............................                323
     42,857      SOLUTIA, INC ...............................              1,229
     11,728      SPARTECH CORP ..............................                251
      1,700      REDEGAR INDUSTRIES, INC ....................                144
     50,829      TUPPERWARE CORP ............................              1,430

                       See notes to financial statements.

                                                                        VALUE
     SHARES                                                             (000)
     ------                                                             -----
                RUBBER AND MISCELLANEOUS
                 PLASTIC PRODUCTS--(CONTINUED)
     13,149      WYNNS INTERNATIONAL, INC ...................       $        253
                                                                    ------------
                                                                         132,757
                                                                    ------------
                SECURITY AND COMMODITY
                 BROKERS--0.15%
      1,000      EVEREN CAPITAL CORP ........................                 28
     67,132      FRANKLIN RESOURCES, INC ....................              3,625
        285     oHAMBRECHT & QUIST GROUP ....................                 10
      1,300     oINVESTMENT TECHNOLOGY GROUP, INC ...........                 36
     17,412      JEFFERIES GROUP, INC .......................                714
      5,304      JOHN NUVEEN CO (CLASS A) ...................                211
      3,800      LEGG MASON, INC ............................                219
      6,253      LEHMAN BROTHERS HOLDINGS, INC ..............                485
     14,601      MCDONALD & CO INVESTMENTS ..................                479
        451      MORGAN KEEGAN, INC .........................                 12
     23,611      MORGAN STANLEY, DEAN WITTER, & CO ..........              2,157
        200      PRICE (T. ROWE) ASSOCIATES, INC ............                  8
     28,817      RAYMOND JAMES FINANCIAL CORP ...............                863
      4,422      SCHWAB (CHARLES) CORP ......................                144
      2,400      SEI INVESTMENT CO ..........................                149
                                                                    ------------
                                                                           9,140
                                                                    ------------
                SPECIAL TRADE CONTRACTORS--0.00%
      1,354     oAMERICAN RESIDENTIAL SERVICES, INC .........                 15
      6,600    xoAMRE, INC ..................................                  0
      1,000      APOGEE ENTERPRISES, INC ....................                 15
      4,600     oWESTELL TECHNOLOGIES, INC (CLASS A) ........                 43
                                                                    ------------
                                                                              73
                                                                    ------------
                STONE, CLAY, AND GLASS
                 PRODUCTS--0.10%
        100     oACX TECHNOLOGIES, INC ......................                  2
        295      CENTEX CONSTRUCTION PRODUCTS, INC ..........                 11
     32,340      CORNING, INC ...............................              1,124
      1,000     oGIANT CEMENT HOLDINGS, INC .................                 29
     11,072      LIBBEY, INC ................................                424
     22,995      OWENS CORNING CO ...........................                938
      8,000     oOWENS ILLINOIS, INC ........................                358
     14,266      PPG INDUSTRIES, INC ........................                992
     24,302     oSOLA INTERNATIONAL, INC ....................                794
     25,191     oUSG CORP ...................................              1,363
                                                                    ------------
                                                                           6,035
                                                                    ------------
                TEXTILE MILL PRODUCTS--0.84%
      7,204     oCOLLINS & AIKMAN CORP ......................                 54
      8,811     oPOLYMER GROUP, INC .........................                100
     10,708      SHAW INDUSTRIES, INC .......................                189
     11,545      ST. JOHN KNITS, INC ........................                446
      3,109      UNIFI, INC .................................                106
  1,552,700     oWESTPOINT STEVENS, INC .....................             51,239
                                                                    ------------
                                                                          52,134
                                                                    ------------
                TOBACCO PRODUCTS--0.62%
      4,188     oCONSOLIDATED CIGAR HOLDINGS, INC ...........                 51
      8,443     oGENERAL CIGAR HOLDINGS, INC
                  (CLASS A) .................................                 83
    978,586      PHILIP MORRIS COS, INC .....................             38,532
                                                                    ------------
                                                                          38,666
                                                                    ------------
                TRANSPORTATION BY AIR--0.41%
  2,700,000     oAIR CANADA, INC ............................             24,143
      4,800     oAIRTRAN HOLDINGS, INC ......................                 36
        707     oATLAS AIR, INC .............................                 24
      3,625      COMAIR HOLDINGS, INC .......................                112
        900     oEAGLE U.S.A. AIRFREIGHT, INC ...............                 31
      3,800     oKITTY HAWK, INC ............................                 65
        200     oMESABA HOLDINGS, INC .......................                  5
      2,400     oMIDWEST EXPRESS HOLDINGS, INC ..............                 87
     26,300     oNORTHWEST AIRLINES CORP (CLASS A) ..........              1,014
                                                                    ------------
                                                                          25,517
                                                                    ------------
                TRANSPORTATION EQUIPMENT--2.17%
      3,100     oAFTERMARKET TECHNOLOGY CORP ................                 58
    169,271      ALLIED SIGNAL, INC .........................              7,511
        200      ARCTIC CAT, INC ............................                  2
      1,786      AUTOLIV, INC ...............................                 56
      6,700     oBE AEROSPACE, INC ..........................                195
    217,784      BOEING CO ..................................              9,705
     56,853      DANAHER CORP ...............................              2,086
      9,650     oDUCOMMUN, INC ..............................                193
    988,500     oGENERAL MOTORS CORP (CLASS H) ..............             46,583
     69,400     oGENTEX CORP ................................              1,258
     71,838     oGULFSTREAM AEROSPACE CORP ..................              3,340
         42     oHALTER MARINE GROUP, INC ...................                  1
  1,389,800      HARLEY DAVIDSON, INC .......................             53,855
     10,978     oLEAR CORP ..................................                563
      7,722      MERITOR AUTOMOTIVE, INC ....................                185
      3,900      MODINE MANUFACTURING CO ....................                135
        487     oOEA, INC ...................................                  8
     16,130      POLARIS INDUSTRIES, INC ....................                607
     20,721      REGAL-BELOIT CORP ..........................                591
     36,926      SUNDSTRAND CORP ............................              2,114
      5,471      SUPERIOR INDUSTRIES INTERNATIONAL,
                  INC .......................................                154
      6,400      TELEFLEX, INC ..............................                243
      3,423     oTRIUMPH GROUP, INC .........................                144
     58,737      UNITED TECHNOLOGIES CORP ...................              5,433
        100      WABASH NATIONAL CORP .......................                  3
      1,500     oWALBRO CORP ................................                 21
                                                                    ------------
                                                                         135,044
                                                                    ------------
                TRANSPORTATION SERVICES--0.03%
        350      AIR EXPRESS INTERNATIONAL CORP .............                  9
        100     oCIRCLE INTERNATIONAL GROUP, INC ............                  3
     23,500      EXPEDITORS INTERNATIONAL OF
                  WASHINGTON ................................              1,034
        700     oFRITZ COS, INC .............................                  9
         50     oMESA AIR GROUP, INC ........................                  0
      2,383     oNAVIGANT INTERNATIONAL, INC ................                 20
     22,184     oSABRE GROUP HOLDINGS, INC ..................                843
                                                                    ------------
                                                                           1,918
                                                                    ------------
                TRUCKING AND WAREHOUSING--0.01%
      7,000     oAMERICAN FREIGHTWAYS CORP ..................                 70
        116      CNF TRANSPORTATION, INC ....................                  5
     10,000     oCOVENANT TRANSPORT, INC (CLASS A) ..........                195
      4,500     oKNIGHT TRANSPORTATION, INC .................                 86
      2,550     oSWIFT TRANSPORTATION CO, INC ...............                 51
                                                                    ------------
                                                                             407
                                                                    ------------
                WATER TRANSPORTATION--0.03%
        100     oHVIDE MARINE, INC (CLASS A) ................                  1
        900     oSEACOR SMIT, INC ...........................                 55
     51,762      TIDEWATER, INC .............................              1,708
      9,034     oTRICO MARINE SERVICES, INC .................                124
                                                                    ------------
                                                                           1,888
                                                                    ------------
                WHOLESALE TRADE-DURABLE GOODS--0.07%
        900     oACT MANUFACTURING, INC .....................                  9
     12,500     oACTION PERFORMANCE COS, INC ................                402
     28,300    xoALLIANCE ENTERTAINMENT CORP ................                  0
      7,637      APPLIED INDUSTRIAL TECHNOLOGIES, INC .......                157
     12,705     oARROW ELECTRONICS, INC .....................                276
        100     oAVIATION SALES CO ..........................                  4

                       See notes to financial statements.

                                                                        VALUE
     SHARES                                                             (000)
     ------                                                             -----
                WHOLESALE TRADE-DURABLE GOODS--
                 (CONTINUED)
      1,116      AVNET, INC .................................       $         61
      1,200     oBARNETT, INC ...............................                 24
     50,189     oBRIGHTPOINT, INC ...........................                728
        300     oCALIFORNIA AMPLIFIER, INC ..................                  1
        800      CASTLE (A.M.) & CO .........................                 18
     26,356     oCELLSTAR CORP ..............................                341
     31,293     oCHS ELECTRONICS, INC .......................                559
        100     oFAIRCHILD CORP (CLASS A) ...................                  2
        300     oGRAHAM-FIELD HEALTH PRODUCTS, INC ..........                  2
        600     oHIRSCH INTERNATIONAL CORP (CLASS A) ........                  5
      2,785     oINGRAM MICRO, INC (CLASS A) ................                123
     16,318     oKENT ELECTRONICS CORP ......................                299
      5,600     oNATIONAL-OILWELL, INC ......................                150
        200     oOAK TECHNOLOGY, INC ........................                  1
     21,262      OWENS & MINOR, INC .........................                213
        200     oPATTERSON DENTAL CO ........................                  7
      4,900     oSODAK GAMING, INC ..........................                 31
     23,671     oTECH DATA CORP .............................              1,015
     11,900     oTOP SOURCE TECHNOLOGIES, INC ...............                 12
                                                                    ------------
                                                                           4,440
                                                                    ------------
                WHOLESALE TRADE-NONDURABLE
                 GOODS--2.00%
        318     oAMERISOURCE HEALTH CORP (CLASS A) ..........                 21
    460,104      BERGEN BRUNSWIG CORP (CLASS A) .............             21,337
     11,211     oBOISE CASCADE OFFICE PRODUCTS CORP .........                174
    986,361      CARDINAL HEALTH, INC .......................             92,471
     25,900     oCENTRAL GARDEN & PET CO ....................                806
     59,770     oCORPORATE EXPRESS, INC .....................                758
        300     oDAISYTEK INTERNATIONAL CORP ................                  8
     41,142      DIMON, INC .................................                463
        200      ENRON CORP .................................                 11
        620     oGENESCO, INC ...............................                 10
      1,700      HERBALIFE INTERNATIONAL, INC
                  (CLASS A) .................................                 42
      4,600      HUNT CORP ..................................                109
     61,173      IKON OFFICE SOLUTIONS, INC .................                891
      4,000     oKENNETH COLE PRODUCTIONS, INC ..............                104
        395      MCKESSON CORP ..............................                 32
      4,400     oPERFORMANCE FOOD GROUP CO ..................                 87
     32,600     oREXALL SUNDOWN, INC ........................              1,149
     46,805      RICHFOOD HOLDINGS, INC .....................                968
      1,400      SMART & FINAL, INC .........................                 24
     21,041     oSUIZA FOODS CORP ...........................              1,256
    137,078      SYSCO CORP .................................              3,495
      5,958     oU.S. OFFICE PRODUCTS CO ....................                116
        400     oUNITED NATURAL FOODS, INC ..................                 11
      1,000     oUNITED STATIONERS, INC .....................                 65
      4,200      VALHI, INC .................................                 44
                                                                    ------------
                                                                         124,452
                                                                    ------------
               TOTAL COMMON STOCK
                (COST $4,732,880) ...........................          6,024,436
                                                                    ------------
  PRINCIPAL
  ---------
              SHORT TERM INVESTMENTS--3.81%
                COMMERCIAL PAPER--2.38%
                 AIRTOUCH COMMUNICATIONS, INC
$ 8,400,000      *~5.800, 07/09/98 ..........................              8,388
                 CIESCO LP
  4,500,000      * 5.550, 07/13/98 ..........................              4,491
                 COCA COLA ENTERPRISES, INC
  8,000,000      *~5.520, 08/10/98 ..........................              7,948
                 COMMERCIAL CREDIT CO
  8,400,000      * 5.550, 07/01/98 ..........................              8,399
                 CONAGRA, INC
  8,000,000      * 5.880, 07/01/98 ..........................              7,999
                 CORPORATE ASSET FUNDING CORP, INC
  8,000,000      *~5.570, 07/02/98 .........................               7,997
                 DUPONT (E.I.) DE NEMOURS & CO
  5,500,000      * 5.600, 07/20/98 ..........................              5,483
                 EASTMAN KODAK CO
  8,000,000      * 5.550, 08/18/98 ..........................              7,939
                 EMERSON ELECTRIC CO
  5,000,000        5.520, 07/28/98 ..........................              4,978
                 FORTUNE BRANDS
  6,980,000      *~5.520, 07/16/98 ..........................              6,963
                 GENERAL MOTORS ACCEPTANCE CORP
  8,000,000        5.580, 07/15/98 ..........................              7,981
                 GOLDMAN SACHS GROUP LP
  8,000,000      * 5.500, 07/08/98 ..........................              7,990
                 HONEYWELL, INC
  8,000,000        6.150, 07/01/98 ..........................              7,999
                 HOUSTON INDUSTRIES FINANCE CO LP
  4,200,000      *~5.720, 07/09/98 ..........................              4,194
                 J.P. MORGAN & CO
  8,000,000        5.600, 07/22/98 ..........................              7,973
                 NATIONSBANK CORP
  8,000,000      * 5.520, 07/14/98 ..........................              7,982
                 NEW YORK STATE ELECTRIC & GAS CORP
  1,100,000      ~ 5.950, 07/09/98 ..........................              1,098
                 RAYTHEON CO
  8,000,000      *~5.860, 07/07/98 ..........................              7,991
                 RITE AID CORP
  8,000,000        6.600, 07/01/98 ..........................              7,999
                 RYDER SYSTEMS, INC
    300,000      * 5.670, 07/30/98 ..........................                299
                 TEXAS UTILITIES CO
  8,000,000      *~5.950, 07/10/98 ..........................              7,987
                 VOLVO GROUP TREASURY NA, INC
  8,000,000      ~ 6.500, 07/01/98 ..........................              7,999
                                                                    ------------
                                                                         148,077
                                                                    ------------
                U.S. GOVERNMENT & AGENCIES--1.43%
                 FEDERAL HOME LOAN MORTGAGE CORP
  5,650,000      * 5.460, 07/14/98 ..........................              5,638
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION
 10,000,000      * 5.430, 07/06/98 ..........................              9,989
 25,000,000        5.460, 07/07/98 ..........................             24,973
  8,000,000        5.440, 07/10/98 ..........................              7,988
 15,000,000        5.500, 07/10/98 ..........................             14,977
 10,000,000        5.470, 07/17/98 ..........................              9,974
 15,000,000        5.500, 07/29/98 ..........................             14,935
                                                                    ------------
                                                                          88,474
                                                                    ------------
              TOTAL SHORT TERM INVESTMENTS
               (COST $236,589) ..............................            236,551
                                                                    ------------
              TOTAL PORTFOLIO
               (COST $4,969,883) ............................       $  6,261,426
                                                                    ============

------------
o  Non-income producing
+  Affiliate holding
x  In bankruptcy
* All or a portion of this security has been segregated by the Custodian to cover margin or other requirements on open futures contracts, covered call options written and securities purchased on a delayed delivery basis.
~ Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933, as amended.
# Restricted Securities-Investment in securities not registered under the Securities Act of 1933 or not publicly traded in foreign markets. At June 30, 1998, the value of these securities amounted to $3,788 or 0.00% of net assets. Additional information on the restricted security is as follows:

                                                    ACQUISITION     ACQUISITION
SECURITY                                               DATE            COST
---------                                           -----------   --------------
PHYSICIAN COMPUTER NETWORK, INC                       12/27/95        $17,985
                                                                      -------
                                                                      $17,985
                                                                      =======

                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
       TRANSACTIONS WITH AFFILIATED COMPANIES--GROWTH ACCOUNT (UNAUDITED)
                         JANUARY 1, 1998--JUNE 30, 1998

                                   VALUE AT       PURCHASE        SALES      REALIZED    DIVIDEND   SHARES AT       VALUE AT
          ISSUE               DECEMBER 31, 1997     COST        PROCEEDS    GAIN (LOSS)   INCOME  JUNE 30, 1998   JUNE 30, 1998
          -----               ----------------- ------------  ------------ -----------  --------- -------------  ---------------
 GUILFORD PHARMACEUTICALS, INC               ** $ 13,563,824            --          --          --    1,475,500    $ 26,005,688
 LIFE RE CORP ................               **   14,744,319            --          --   $ 120,009    1,002,262      83,062,463
#OCEAN ENERGY, INC ...........               **   38,226,527  $ 69,133,933   $   3,618          --           --               *
 OCEAN ENERGY, INC NEW .......               **  101,369,327       550,204      75,230          --    5,084,078      99,457,276
                               ---------------- ------------  ------------   ---------   ---------                 ------------
 TOTAL AFFILIATED TRANSACTIONS $              0 $167,903,997  $ 69,684,137   $  78,848   $ 120,009                 $208,525,427
                               ================ ============  ============   =========   =========                 ============


** Not an affiliate as of December 31, 1997
*  Not an affiliate as of June 30, 1998
#  Exchange of stock

                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
           STATEMENT OF INVESTMENTS--EQUITY INDEX ACCOUNT (UNAUDITED)
                                  JUNE 30, 1998

                               SUMMARY BY INDUSTRY
                                      (000)

                                                        VALUE             %
                                                        -----          ------
BONDS
 CORPORATE BONDS
  COMMUNICATIONS .............................        $        8         0.00%
  ELECTRIC, GAS, AND SANITARY
    SERVICES .................................                14         0.00
                                                      ----------       ------
 TOTAL CORPORATE BONDS
  (COST $15) .................................                22         0.00
                                                      ----------       ------
TOTAL BONDS
  (COST $15) .................................                22         0.00
                                                      ----------       ------
 PREFERRED STOCK
  ELECTRONIC AND OTHER ELECTRIC
    EQUIPMENT ................................                23         0.00
  INSTRUMENTS AND RELATED PRODUCTS ...........                 1         0.00
  INSURANCE CARRIERS .........................                96         0.01
  RUBBER AND MISCELLANEOUS
    PLASTIC PRODUCTS .........................               371         0.01
                                                      ----------       ------
TOTAL PREFERRED STOCK
  (COST $528) ................................               491         0.02
                                                      ----------       ------
COMMON STOCK
  AGRICULTURAL PRODUCTION-CROPS ..............             3,476         0.12
  AGRICULTURAL SERVICES ......................               125         0.00
  AMUSEMENT AND RECREATION SERVICES ..........             3,381         0.12
  APPAREL AND ACCESSORY STORES ...............            15,653         0.53
  APPAREL AND OTHER TEXTILE PRODUCTS .........             5,497         0.19
  AUTO REPAIR, SERVICES AND PARKING ..........             2,437         0.08
  AUTOMOTIVE DEALERS AND
    SERVICE STATIONS .........................             3,188         0.11
  BUILDING MATERIALS AND
    GARDEN SUPPLIES ..........................            21,768         0.74
  BUSINESS SERVICES ..........................           160,453         5.46
  CHEMICALS AND ALLIED PRODUCTS ..............           379,071        12.90
  COAL MINING ................................               164         0.01
  COMMUNICATIONS .............................           257,073         8.75
  DEPOSITORY INSTITUTIONS ....................           271,849         9.25
  EATING AND DRINKING PLACES .................            21,742         0.74
  EDUCATIONAL SERVICES .......................             1,460         0.05
  ELECTRIC, GAS, AND SANITARY SERVICES .......           125,540         4.27
  ELECTRONIC AND OTHER ELECTRIC
    EQUIPMENT ................................           190,675         6.49
  ENGINEERING AND MANAGEMENT
    SERVICES .................................             2,910         0.10
  FABRICATED METAL PRODUCTS ..................            37,954         1.29
  FOOD AND KINDRED PRODUCTS ..................           139,972         4.76
  FOOD STORES ................................            19,442         0.66
  FURNITURE AND FIXTURES .....................             3,813         0.13
  FURNITURE AND HOMEFURNISHING
    STORES ...................................             5,554         0.19
  GENERAL BUILDING CONTRACTORS ...............             3,454         0.12
  GENERAL MERCHANDISE STORES .................            61,651         2.10
  HEALTH SERVICES ............................            27,376         0.93
  HEAVY CONSTRUCTION, EXCEPT
    BUILDING .................................             1,271         0.04
  HOLDING AND OTHER INVESTMENT
    OFFICES ..................................            37,016         1.26
  HOTELS AND OTHER LODGING PLACES                         13,655         0.46
  INDUSTRIAL MACHINERY AND
   EQUIPMENT .................................           176,316         6.00
  INSTRUMENTS AND RELATED
    PRODUCTS .................................            65,463         2.23
  INSURANCE AGENTS, BROKERS AND
    SERVICE ..................................             8,851         0.30
  INSURANCE CARRIERS .........................           135,356         4.61
  LEATHER AND LEATHER PRODUCTS ...............             1,759         0.06
  LEGAL SERVICES .............................               407         0.01
  LOCAL AND INTERURBAN PASSENGER
    TRANSIT ..................................               693         0.02
  LUMBER AND WOOD PRODUCTS ...................             8,019         0.27
  METAL MINING ...............................             4,666         0.16
  MISCELLANEOUS MANUFACTURING
    INDUSTRIES ...............................            21,537         0.73
  MISCELLANEOUS RETAIL .......................            30,811         1.05
  MOTION PICTURES ............................            21,568         0.73
  NONDEPOSITORY INSTITUTIONS .................            86,293         2.94
  NONMETALLIC MINERALS,
    EXCEPT FUELS .............................             1,575         0.05
  OIL AND GAS EXTRACTION .....................           117,470         4.00
  PAPER AND ALLIED PRODUCTS ..................            27,265         0.93
  PERSONAL SERVICES ..........................             6,985         0.24
  PETROLEUM AND COAL PRODUCTS ................            41,280         1.41
  PRIMARY METAL INDUSTRIES ...................            17,383         0.59
  PRINTING AND PUBLISHING ....................            37,478         1.28
  RAILROAD TRANSPORTATION ....................            15,143         0.52
  REAL ESTATE ................................             1,986         0.07
  RUBBER AND MISCELLANEOUS
    PLASTIC PRODUCTS .........................            23,048         0.78
  SECURITY AND COMMODITY BROKERS .............            36,943         1.26
  SOCIAL SERVICES ............................               274         0.01
  SPECIAL TRADE CONTRACTORS ..................               413         0.02
  STONE, CLAY, AND GLASS PRODUCTS ............            10,769         0.37
  TEXTILE MILL PRODUCTS ......................             4,096         0.14
  TOBACCO PRODUCTS ...........................            30,924         1.05
  TRANSPORTATION BY AIR ......................            18,135         0.62
  TRANSPORTATION EQUIPMENT ...................            98,249         3.35
  TRANSPORTATION SERVICES ....................             2,294         0.08
  TRUCKING AND WAREHOUSING ...................             2,620         0.09
  WATER TRANSPORTATION .......................             1,886         0.07
  WHOLESALE TRADE-DURABLE GOODS ..............             9,771         0.33
  WHOLESALE TRADE-NONDURABLE
    GOODS ....................................            18,280         0.62
                                                      ----------       ------
TOTAL COMMON STOCK
 (COST $2,122,122) ...........................         2,903,626        98.84
                                                      ----------       ------
SHORT TERM INVESTMENTS
  U.S. GOVERNMENT & AGENCIES .................            43,735         1.49
                                                      ----------       ------
TOTAL SHORT TERM INVESTMENTS
 (COST $43,717) ..............................            43,735         1.49
                                                      ----------       ------
TOTAL PORTFOLIO
  (COST $2,166,382) ..........................         2,947,874       100.35
  OTHER ASSETS & LIABILITIES, NET ............           (10,224)       (0.35)
                                                      ----------       ------
  NET ASSETS .................................        $2,937,650       100.00%
                                                      ==========       ======

                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
           STATEMENT OF INVESTMENTS--EQUITY INDEX ACCOUNT (UNAUDITED)
                                  JUNE 30, 1998

                                                                        VALUE
  PRINCIPAL                                                             (000)
  ---------                                                             -----

              BONDS--0.00%
               CORPORATE BONDS--0.00%
                COMMUNICATIONS--0.00%
                 VIACOM INTERNATIONAL, INC
                  (SUB DEB)
$     8,000        8.000, 07/07/06 ..........................          $       8
                                                                       ---------
                ELECTRIC, GAS, AND SANITARY
                 SERVICES--0.00%
                 WMX TECHNOLOGIES, INC
                  (SUB CV NOTE)
     14,000        2.000, 01/24/05 ..........................                 14
                                                                       ---------
                TOTAL CORPORATE BONDS
                 (COST $15) .................................                 22
                                                                       ---------
               TOTAL BONDS
                (COST $15) .................................                  22
                                                                       ---------
     SHARES
     ------
              PREFERRED STOCK--0.02%
                ELECTRONIC AND OTHER ELECTRIC
                 EQUIPMENT--0.00%
      1,122      PREMIER FARNELL PLC CV ADR .................                 23
                                                                       ---------
                INSTRUMENTS AND RELATED
                 PRODUCTS--0.00%
     11,200     oFRESENIUS MEDICAL CARE (CLASS D) ...........                  1
                                                                       ---------
                INSURANCE CARRIERS--0.01%
      1,273      AETNA, INC (CLASS C) .......................                 96
                                                                       ---------
                RUBBER AND MISCELLANEOUS PLASTIC
                 PRODUCTS--0.01%
      8,835      SEALED AIR CORP (CLASS A) ..................                371
                                                                       ---------
              TOTAL PREFERRED STOCK
               (COST $528) ..................................                491
                                                                       ---------
              COMMON STOCK--98.84%
                AGRICULTURAL PRODUCTION-CROPS--0.12%
      7,800      DEKALB GENETICS CORP (CLASS B) .............                738
     11,333      DELTA & PINE LAND CO .......................                504
     54,000      PIONEER-HI-BRED INTERNATIONAL, INC .........              2,234
                                                                       ---------
                                                                           3,476
                                                                       ---------
                AGRICULTURAL SERVICES--0.00%
      5,200     oMYCOGEN CORP ...............................                125
                                                                       ---------
                AMUSEMENT AND RECREATION
                 SERVICES--0.12%
      2,300     oANCHOR GAMING CO ...........................                179
     17,800     oARGOSY GAMING CORP .........................                 55
     14,796     oASCENT ENTERTAINMENT GROUP, INC ............                165
      1,850     oBALLY TOTAL FITNESS HOLDINGS CORP ..........                 67
     12,800     oBOYD GAMING CORP ...........................                 74
     13,400     oCASINO MAGIC CORP ..........................                 27
        800     oFAMILY GOLF CENTERS, INC ...................                 20
      6,700     oFLORIDA PANTHERS HOLDINGS, INC .............                132
      9,250     oGRAND CASINOS, INC .........................                155
     24,100     oHARRAHS ENTERTAINMENT, INC .................                560
      3,300     oHOLLYWOOD PARK, INC ........................                 42
     47,100     oMIRAGE RESORT, INC .........................              1,004
      5,250     oPLAYERS INTERNATIONAL, INC .................                 26
      2,600     oPREMIER PARKS, INC .........................                173
     11,800     oSCIENTIFIC GAMES HOLDINGS CORP .............                271
      1,600     oSFX ENTERTAINMENT, INC (CLASS A) ...........                 73
      5,500     oSPEEDWAY MOTORSPORTS, INC ..................                141
      8,600     oWESTWOOD ONE, INC ..........................                217
                                                                       ---------
                                                                           3,381
                                                                       ---------
                APPAREL AND ACCESSORY STORES--0.53%
     50,043     oABERCROMBIE & FITCH CO (CLASS A) ...........              2,202
      4,957     oANN TAYLOR STORES CORP .....................                105
      2,400     oBUCKLE, INC (THE) ..........................                 71
      8,300      CATO CORP (CLASS A) ........................                144
     36,100     oCHARMING SHOPPES, INC ......................                171
     13,100      CLAIRES STORES, INC ........................                269
      3,600     oDRESS BARN, INC ............................                 90
         13     oEDISON BROTHERS STORES WTS 09/26/05 ........                  0
      2,900     oFINISH LINE, INC (CLASS A) .................                 82
     84,150      GAP, INC ...................................              5,186
      2,200     oGOODYS FAMILY CLOTHING, INC ................                121
     17,800      INTIMATE BRANDS, INC (CLASS A) .............                491
      3,600     oJUST FOR FEET, INC .........................                103
     41,900      LIMITED, INC ...............................              1,388
      8,850     oMENS WAREHOUSE, INC ........................                292
     12,000      NORDSTROM, INC .............................                927
      3,000     oPACIFIC SUNWEAR CALIFORNIA, INC ............                105
      9,596     oPAYLESS SHOESOURCE, INC ....................                707
      2,900     oPETRIE STORES CORP (LIQUIDATING TR) ........                  8
     15,400     oSAKS HOLDINGS, INC .........................                425
      7,500     oSTAGE STORES, INC ..........................                339
     12,800     oSTEIN MART, INC ............................                173
      6,200      TALBOTS, INC ...............................                162
     85,400      TJX COS, INC ...............................              2,060
      1,000     oWET SEAL, INC (CLASS A) ....................                 32
                                                                       ---------
                                                                          15,653
                                                                       ---------
                APPAREL AND OTHER TEXTILE
                 PRODUCTS--0.19%
      9,400      AUTHENTIC FITNESS CORP .....................                149
     19,500     oFRUIT OF THE LOOM, INC (CLASS A) ...........                647
      8,200     oGYMBOREE CORP ..............................                124
     17,400     oJONES APPAREL GROUP, INC ...................                636
      7,800      KELLWOOD CO ................................                279
     17,100      LIZ CLAIBORNE, INC .........................                893
     13,500     oNAUTICA ENTERPRISES, INC ...................                362
     12,000      PHILLIPS VAN HEUSEN CORP ...................                177
     29,300      VF CORP ....................................              1,509
     17,000      WARNACO GROUP, INC (CLASS A) ...............                721
                                                                       ---------
                                                                           5,497
                                                                       ---------
                AUTO REPAIR, SERVICES AND PARKING--0.08%
      2,500     oAMERCO .....................................                 74
      6,300      BORG-WARNER AUTOMOTIVE, INC ................                303
      8,700     oBUDGET GROUP, INC ..........................                278
      3,150      CENTRAL PARKING CORP .......................                146
      6,800      HERTZ CORP (CLASS A) .......................                301
      9,733      MIDAS, INC .................................                196
      5,460     oNATIONAL AUTO CREDIT, INC ..................                  6
      6,100     oRENTERS CHOICE, INC ........................                173
     25,500      ROLLINS TRUCK LEASING CORP .................                316
     20,400      RYDER SYSTEM, INC ..........................                644
                                                                       ---------
                                                                           2,437
                                                                       ---------

                       See notes to financial statements.

                                                                        VALUE
     SHARES                                                             (000)
     ------                                                             -----
                AUTOMOTIVE DEALERS AND SERVICE
                 STATIONS--0.11%
     42,424     oAUTOZONE, INC ..............................          $   1,355
        843     oCIRCUIT CITY STORES, INC
                  (CARMAX GROUP) ............................                  9
     27,515      CIRCUIT CITY STORES-CIRCUIT CITY
                  GROUP .....................................              1,290
     12,200     oINSURANCE AUTO AUCTIONS, INC ...............                172
     14,800      PEP BOYS MANNY, MOE, & JACK CO .............                280
      1,700     oUNITED AUTO GROUP, INC .....................                 37
      2,500     oWEST MARINE, INC ...........................                 45
                                                                       ---------
                                                                           3,188
                                                                       ---------
                BUILDING MATERIALS AND GARDEN
                 SUPPLIES--0.74%
     11,900     oEAGLE HARDWARE & GARDEN, INC ...............                275
      7,200      FASTENAL CO ................................                334
    210,400      HOME DEPOT, INC ............................             17,476
     82,800      LOWES COS, INC .............................              3,359
     10,800      OAKWOOD HOMES CORP .........................                324
                                                                       ---------
                                                                          21,768
                                                                       ---------
                BUSINESS SERVICES--5.46%
      5,400     o3DO CO .....................................                 17
      1,625     oAARON RENTS, INC ...........................                 33
      1,000     oABACUS DIRECT CORP .........................                 52
      2,243     oABM INDUSTRIES, INC ........................                 63
      8,900     oABR INFORMATION SERVICES, INC ..............                211
     16,100     oACCLAIM ENTERTAINMENT, INC .................                 96
     25,520     oACCUSTAFF, INC .............................                798
     16,666     oACNEILSEN CORP .............................                421
      2,800     oACTIVISION, INC ............................                 29
     11,300     oACXIOM CORP ................................                282
        224     oADMINSTAFF, INC ............................                 10
     18,672      ADOBE SYSTEMS, INC .........................                792
     10,700     oADVO, INC ..................................                302
     12,140     oAFFILIATED COMPUTER SERVICES, INC
                  (CLASS A) .................................                467
      9,300     oALTERNATIVE RESOURCES CORP .................                115
     61,367      AMERICA ONLINE, INC ........................              6,505
      4,400     oAMERICAN BUSINESS INFORMATION, INC
                  (CLASS A) .................................                 67
      4,400     oAMERICAN BUSINESS INFORMATION, INC
                  (CLASS B) .................................                 70
     11,425     oAMERICAN MANAGEMENT SYSTEMS, INC ...........                342
      5,250      ANALYSTS INTERNATIONAL CORP ................                149
      9,300     oANIXTER INTERNATIONAL, INC .................                177
      6,000     oAPAC TELESERVICES, INC .....................                 35
      3,800     oARBOR SOFTWARE CORP ........................                119
        100     oARIS CORP ..................................                  3
      2,000     oASPECT DEVELOPMENT, INC ....................                151
      6,100     oASPEN TECHNOLOGY, INC ......................                308
     12,400      AUTODESK, INC ..............................                479
     86,745      AUTOMATIC DATA PROCESSING, INC .............              6,322
      7,600     oAVANT CORP .................................                188
      4,905     oAZTEC TECHNOLOGY PARTNERS, INC .............                 37
     11,000     oBANYAN SYSTEMS, INC ........................                 91
      1,500     oBARRA, INC .................................                 37
      7,300     oBEA SYSTEMS, INC ...........................                167
     11,000     oBILLING CONCEPTS CORP ......................                171
     11,200     oBISYS GROUP, INC ...........................                459
     58,500     oBMC SOFTWARE, INC ..........................              3,038
      2,000     oBOOLE & BABBAGE, INC .......................                 48
        609     oBORG-WARNER SECURITY CORP ..................                 14
        600     oBRC HOLDINGS, INC ..........................                 12
      6,600     oBRODERBUND SOFTWARE, INC ...................                151
      2,010     oCACI INTERNATIONAL, INC (CLASS A) ..........                 42
     59,065     oCADENCE DESIGN SYSTEMS, INC ................              1,846
     10,900     oCAMBRIDGE TECHNOLOGY PARTNERS, INC .........                595
      4,100     oCARIBINER INTERNATIONAL, INC ...............                 72
      5,500     oCATALINA MARKETING CORP ....................                286
      5,000     oCCC INFORMATION SERVICES GROUP, INC ........                 83
      4,800     oCDI CORP ...................................                128
     19,460     oCERIDIAN CORP ..............................              1,143
      7,100     oCERNER CORP ................................                201
     11,200     oCHECKFREE HOLDINGS CORP ....................                330
      9,200     oCHECKPOINT SYSTEMS, INC ....................                130
      3,787     oCHOICEPOINT, INC ...........................                192
      6,200     oCIBER, INC .................................                236
     10,700     oCITRIX SYSTEMS, INC ........................                732
      1,300     oCKS GROUP, INC .............................                 23
      5,500     oCLARIFY, INC ...............................                 74
     10,100     oCOGNEX CORP ................................                187
     45,428      COGNIZANT CORP .............................              2,862
     26,350      COMDISCO, INC ..............................                501
      1,400     oCOMPLETE BUSINESS SOLUTIONS, INC ...........                 50
    120,575      COMPUTER ASSOCIATES
                  INTERNATIONAL, INC ........................              6,699
      6,950     oCOMPUTER HORIZONS CORP .....................                258
     42,920     oCOMPUTER SCIENCES CORP .....................              2,747
      7,500      COMPUTER TASK GROUP, INC ...................                251
     41,500     oCOMPUWARE CORP .............................              2,122
      2,000     oCORT BUSINESS SERVICES CORP ................                 63
      6,700     oCSG SYSTEMS INTERNATIONAL, INC .............                314
      2,700     oDOCUMENTUM, INC ............................                130
      7,300     oDST SYSTEMS, INC ...........................                409
     45,948      DUN & BRADSTREET CORP ......................              1,654
      8,250     oE TRADE GROUP, INC .........................                189
     16,800     oELECTRONIC ARTS, INC .......................                907
     97,271      ELECTRONIC DATA SYSTEMS CORP ...............              3,891
     12,400     oELECTRONICS FOR IMAGING, INC ...............                262
     15,900     oEMPLOYEE SOLUTIONS, INC ....................                 61
      4,500     oENVOY CORP .................................                213
     40,209      EQUIFAX, INC ...............................              1,460
      5,400      FAIR ISSAC & CO, INC .......................                205
      7,200     oFILENET CORP ...............................                208
    113,198      FIRST DATA CORP ............................              3,771
     20,850     oFISERV, INC ................................                885
     19,000     oFORE SYSTEMS, INC ..........................                504
      5,600     oFORTE SOFTWARE, INC ........................                 34
      8,600     oFTP SOFTWARE, INC ..........................                 15
     11,400     oGARTNER GROUP, INC (CLASS A) ...............                399
      1,500     oGEOTEL COMMUNICATIONS CORP .................                 61
      8,300     oGT INTERACTIVE SOFTWARE CORP ...............                 63
     11,100     oGTECH HOLDINGS CORP ........................                374
      9,000     oHARBINGER CORP .............................                218
    120,400      HBO & CO ...................................              4,244
      1,400     oHCIA, INC ..................................                 18
      3,500     oHEALTH MANAGEMENT SYSTEMS, INC .............                 39
      5,700     oHNC SOFTWARE ...............................                233
      4,200     oHYPERION SOFTWARE CORP .....................                120
      2,000     oI2 TECHNOLOGIES, INC .......................                 70
      3,800     oIDX SYSTEMS CORP ...........................                175
      6,600     oINDUSTRI-MATEMATIK INTERNATIONAL
                  CORP ......................................                 72
      2,850     oINFORMATION MANAGEMENT
                  RESOURCES, INC ............................                 96
     12,200     oINFORMATION RESOURCES, INC .................                226
     41,900     oINFORMIX CORP ..............................                331
     13,200     oINPRISE CORP ...............................                 97
      3,000     oINSO CORP ..................................                 41

                       See notes to financial statements.

                                                                        VALUE
     SHARES                                                             (000)
     ------                                                             -----
                BUSINESS SERVICES--(CONTINUED)
      9,067     oINTEGRATED SYSTEMS CONSULTING
                  GROUP .....................................          $     125
      3,800     oINTEGRATED SYSTEMS, INC ....................                 58
     17,800     oINTERIM SERVICES, INC ......................                572
      8,100     oINTERNATIONAL NETWORK SERVICES .............                332
     37,950      INTERPUBLIC GROUP OF COS, INC ..............              2,303
      5,000     oINTERSOLV, INC .............................                 80
     10,900     oINTERVOICE, INC ............................                193
     10,400     oINTUIT, INC ................................                637
      6,500     oITRON, INC .................................                 83
      1,000     oJACK HENRY & ASSOCIATES, INC ...............                 34
      2,400     oJDA SOFTWARE GROUP, INC ....................                105
     17,700     oKEANE, INC .................................                991
      9,000      KELLY SERVICES, INC (CLASS A) ..............                318
      4,650     oLAMAR ADVERTISING CO (CLASS A) .............                167
     10,100     oLANDSTAR SYSTEM, INC .......................                353
     11,500     oLEARNING CO, INC ...........................                341
      9,600     oLEGATO SYSTEMS, INC ........................                374
      3,200     oLHS GROUP, INC .............................                211
      4,700     oLYCOS, INC .................................                354
      6,900     oMACROMEDIA, INC ............................                129
     19,800      MANPOWER, INC ..............................                568
      4,700     oMANUGISTICS GROUP, INC .....................                116
      7,000     oMASTECH CORP ...............................                197
      3,200     oMEDQUIST, INC ..............................                 92
     14,300     oMENTOR GRAPHICS CORP .......................                151
      2,400     oMERCURY INTERACTIVE CORP ...................                107
      9,950     oMETAMOR WORLDWIDE, INC .....................                350
     21,100     oMETROMEDIA INTERNATIONAL GROUP, INC ........                252
    432,065     oMICROSOFT CORP .............................             46,825
     13,859     oMIDWAY GAMES, INC ..........................                217
      2,400      NATIONAL COMPUTER SYSTEMS, INC .............                 58
      9,500      NATIONAL DATA CORP .........................                416
     24,400     oNETMANAGE, INC .............................                 73
     14,020     oNETSCAPE COMMUNICATIONS CORP ...............                379
     12,000     oNETWORK APPLIANCE, INC .....................                467
     29,168     oNETWORKS ASSOCIATES, INC ...................              1,396
     45,300      NEWELL COS, INC ............................              2,257
      5,100      NORRELL CORP ...............................                102
      5,100     oNOVA CORP/GEORGIA ..........................                182
     98,200     oNOVELL, INC ................................              1,252
      3,900     oOBJECTIVE SYSTEMS INTEGRATORS, INC .........                 29
      5,600     oODS NETWORKS, INC ..........................                 36
     20,982      OLSTEN CORP ................................                235
     47,200      OMNICOM GROUP, INC .........................              2,354
      5,900     oOPEN MARKET, INC ...........................                111
    218,987     oORACLE CORP ................................              5,379
     15,450     oOUTDOOR SYSTEMS, INC .......................                433
     31,900     oPAGING NETWORK, INC ........................                447
     77,132     oPARAMETRIC TECHNOLOGY CORP .................              2,092
     37,118      PAYCHEX, INC ...............................              1,510
      4,500     oPAYMENTECH, INC ............................                 93
      2,600     oPEGASYSTEMS, INC ...........................                 71
     43,200     oPEOPLESOFT, INC ............................              2,030
     11,100     oPERSONNEL GROUP OF AMERICA, INC ............                222
     12,200    #oPHYSICIAN COMPUTER NETWORK, INC ............                 19
     12,500      PITTSTON BRINKS GROUP CO ...................                461
     17,900     oPLATINUM TECHNOLOGY, INC ...................                511
     13,000     oPMT SERVICES, INC ..........................                331
     11,000     oPOLICY MANAGEMENT SYSTEMS CORP .............                432
      5,406     oPRIMARK CORP ...............................                169
      6,400     oPROGRESS SOFTWARE CORP .....................                262
      9,100     oPSINET, INC ................................                118
      9,600     oQUARTERDECK CORP ...........................                  7
      4,400     oREMEDY CORP ................................                 75
     25,150     oROBERT HALF INTERNATIONAL, INC .............              1,405
      7,900      ROLLINS, INC ...............................                162
      8,000     oROMAC INTERNATIONAL, INC ...................                243
      3,800     oSAPIENT CORP ...............................                200
      6,700      SHARED MEDICAL SYSTEMS CORP ................                492
     15,608     oSIEBEL SYSTEMS, INC ........................                503
     10,100     oSITEL CORP .................................                 67
      6,200     oSNYDER COMMUNICATIONS, INC .................                273
     16,000      SOTHEBYS HOLDINGS, INC (CLASS A) ...........                358
      3,000     oSPS TRANSACTION SERVICES, INC ..............                 94
      5,200     oSTAFFMARK, INC .............................                190
     26,177     oSTERLING COMMERCE, INC .....................              1,270
     23,400     oSTERLING SOFTWARE, INC .....................                692
      9,500     oSTRUCTURAL DYNAMICS RESEARCH CORP ..........                220
     24,300     oSUNGARD DATA SYSTEMS, INC ..................                933
     20,400     oSYBASE, INC ................................                142
      4,100     oSYKES ENTERPRISES, INC .....................                 82
     13,900     oSYMANTEC CORP ..............................                363
     16,872     oSYNOPSYS, INC ..............................                772
      5,250     oSYSTEM SOFTWARE ASSOCIATES, INC ............                 37
     10,400     oSYSTEMS & COMPUTER TECHNOLOGY CORP .........                281
      2,400     oSYSTEMSOFT CORP ............................                  4
     12,200     oTCSI CORP ..................................                 72
      6,150     oTECHNOLOGY SOLUTIONS CO ....................                195
      1,200     oTELESPECTRUM WORLDWIDE, INC ................                 11
      5,600     oTELETECH HOLDINGS, INC .....................                 69
      1,500      TELXON CORP ................................                 49
      8,400      TOTAL SYSTEM SERVICES, INC .................                176
      7,600     oTRANSACTION SYSTEM ARCHITECTURE ............                293
      4,400     oTRANSITION SYSTEMS, INC ....................                 47
      7,700      TRUE NORTH COMMUNICATIONS, INC .............                225
      4,000     oU.S. RENTALS, INC ..........................                158
      5,000     oUSCS INTERNATIONAL, INC ....................                103
      9,800     oVANSTAR CORP ...............................                143
      2,500     oVANTIVE CORP (THE) .........................                 51
     10,200     oVERITAS SOFTWARE CORP ......................                422
      5,100     oVIASOFT, INC ...............................                 83
      5,600     oVISIO CORP .................................                267
      2,100     oVOLT INFORMATION SCIENCES, INC .............                 57
     14,900     oWANG LABORATORIES, INC .....................                379
      2,500     oWHITTMAN HART, INC .........................                121
      6,600     oWIND RIVER SYSTEMS, INC ....................                237
      3,400      XTRA CORP ..................................                206
      6,300     oYAHOO, INC .................................                992
                                                                       ---------
                                                                         160,453
                                                                       ---------
                CHEMICALS AND ALLIED PRODUCTS--12.90%
    446,070      ABBOTT LABORATORIES CO .....................             18,233
      8,000     oADVANCED TISSUE SCIENCE CO .................                 36
      7,800     oAGOURON PHARMACEUTICALS, INC ...............                236
     57,423      AIR PRODUCTS & CHEMICALS, INC ..............              2,297
     17,800     oAIRGAS, INC ................................                256
      7,200      ALBEMARLE CORP .............................                159
      9,000      ALBERTO CULVER CO (CLASS B) ................                261
      1,100     oALGOS PHARMACEUTICAL CORP ..................                 30
      6,500     oALKERMES, INC ..............................                116
     19,440      ALLEGIANCE CORP ............................                996
      7,185     oALLERGAN SPECIALTY THERAPEUTICS,
                  INC (CLASS A) .............................                 74
     15,857      ALLERGAN, INC ..............................                735
      5,300     oALLIANCE PHARMACEUTICAL CORP ...............                 22
      1,941      ALPAHARMA, INC (CLASS A) ...................                 43

                       See notes to financial statements.

                                                                        VALUE
     SHARES                                                             (000)
     ------                                                             -----
                CHEMICALS AND ALLIED
                 PRODUCTS--(CONTINUED)
     20,724     oALZA CORP ..................................         $      896
    377,558      AMERICAN HOME PRODUCTS CORP ................             19,539
     73,000     oAMGEN, INC .................................              4,772
     11,400     oAMYLIN PHARMACEUTICALS, INC ................                 43
      1,200     oANDRX CORP .................................                 44
        600     oAPHTON CORP ................................                 10
      6,400      ARCO CHEMICAL CO ...........................                367
      2,100     oARQULE, INC ................................                 27
     35,594      AVON PRODUCTS, INC .........................              2,759
      3,100     oBARR LABORATORIES, INC .....................                123
      8,000      BETZDEARBORN, INC ..........................                331
     14,600     oBIO-TECHNOLOGY GENERAL CORP ................                104
     18,500     oBIOGEN, INC ................................                907
        700     oBIOMATRIX, INC .............................                 29
    287,458      BRISTOL MYERS SQUIBB CO ....................             33,040
     17,900      CABOT CORP .................................                578
        800     oCADUS PHARMACEUTICAL CORP ..................                  6
     18,100      CALGON CARBON CORP .........................                180
      3,182     oCAMBREX CORP ...............................                 84
      1,300     oCARBIDE/GRAPHITE GROUP, INC (THE) ..........                 36
      4,700      CARTER WALLACE, INC ........................                 85
     19,200     oCENTOCOR, INC ..............................                696
     15,700      CHEMFIRST, INC .............................                396
     47,728     oCHIRON CORP ................................                749
      6,500      CHURCH & DWIGHT CO, INC ....................                210
     20,100      CLOROX CO ..................................              1,917
     85,094      COLGATE PALMOLIVE CO .......................              7,488
      9,100     oCOLUMBIA LABORATORIES, INC .................                 52
     17,300     oCOPLEY PHARMACEUTICAL, INC .................                106
      9,600      CORDANT TECHNOLOGIES, INC ..................                443
     17,550     oCOVANCE, INC ...............................                395
      8,455     oCRESCENDO PHARMACEUTICALS CORP .............                107
     18,200      CROMPTON & KNOWLES CORP ....................                458
      8,700     oCYGNUS, INC ................................                 91
     12,200     oCYTEC INDUSTRIES, INC ......................                540
     12,800      DEXTER CORP ................................                407
     28,100      DIAL CORP ..................................                729
     64,514      DOW CHEMICAL CO ............................              6,238
    325,900      DU PONT (E.I.) DE NEMOURS & CO .............             24,320
     10,800     oDURA PHARMACEUTICALS, INC ..................                242
     20,200      EASTMAN CHEMICAL CO ........................              1,257
     29,500      ECOLAB, INC ................................                915
      2,364     oELAN CORP PLC ADR ..........................                152
     29,400      ETHYL CORP .................................                180
     14,500      FERRO CORP .................................                367
      7,500     oFMC CORP ...................................                511
     20,200     oFOREST LABORATORIES, INC ...................                722
     14,250     oFREEPORT-MCMORAN SULPHUR, INC ..............                189
      3,960      FULLER (H.B.) CO ...........................                220
        200     oGENERAL CHEMICAL GROUP, INC ................                  6
     21,500     oGENSIA SICOR, INC ..........................                 86
     18,500     oGENZYME CORP (GENERAL DIVISION) ............                473
        495     oGENZYME CORP
                  (TISSUE REPAIR DIVISION) ..................                  3
     10,800      GEORGIA GULF CORP ..........................                246
      9,400     oGILEAD SCIENCES, INC .......................                301
     15,800      GREAT LAKES CHEMICAL CORP ..................                623
     15,375      HANNA (M.A.) CO ............................                282
     25,500      HERCULES, INC ..............................              1,049
     10,000     oHUMAN GENOME SCIENCES, INC .................                357
     18,866      ICN PHARMACEUTICALS, INC ...................                862
      6,300     oIDEC PHARMACEUTICALS CORP ..................                148
      9,800     oIDEXX LABORATORIES, INC ....................                244
     35,324      IMC GLOBAL, INC ............................              1,064
      1,971     oIMC GLOBAL, INC WTS 12/22/00 ...............                  5
      5,200     oIMMUNEX CORP ...............................                345
      2,400     oINHALE THERAPEUTIC SYSTEMS .................                 59
      5,700     oINTERNATIONAL SPECIALTY
                  PRODUCTS, INC .............................                106
      7,800     oINTERNEURON PHARMACEUTICALS, INC ...........                 28
     30,240      INTERNATIONAL FLAVORS &
                  FRAGRANCES, INC ...........................              1,314
      9,500     oISIS PHARMACEUTICALS, INC ..................                130
     41,392     oIVAX CORP ..................................                383
    388,010      JOHNSON & JOHNSON CO .......................             28,616
      5,700      JONES PHARMACEUTICAL, INC ..................                189
      8,900      LAUDER (ESTEE) CO (CLASS A) ................                620
     10,100      LAWTER INTERNATIONAL, INC ..................                110
      4,200      LIFE TECHNOLOGIES, INC .....................                132
      9,100     oLIGAND PHARMACEUTICALS CO
                  (CLASS A) .................................                117
    264,976      LILLY (ELI) & CO ...........................             17,505
      1,200      LILLY INDUSTRIES, INC (CLASS A) ............                 26
      9,000     oLIPOSOME CO, INC ...........................                 49
     13,000      LUBRIZOL CORP ..............................                393
      5,300      MACDERMID, INC .............................                150
      5,400     oMATRIX PHARMACEUTICALS, INC ................                 24
     15,000     oMCWHORTER TECHNOLOGIES, INC ................                397
      4,900     oMEDICIS PHARMACEUTICAL CORP
                  (CLASS A) .................................                179
      6,500     oMEDIMMUNE, INC .............................                405
     37,919     oMEDPARTNERS, INC ...........................                303
    345,200      MERCK & CO, INC ............................             46,171
     21,500      MILLENNIUM CHEMICAL, INC ...................                728
      2,700     oMILLENNIUM PHARMACEUTICALS, INC ............                 38
     10,800      MINERALS TECHNOLOGIES, INC .................                549
      1,700     oMIRAVANT MEDICAL TECHNOLOGY ................                 38
      7,168      MISSISSIPPI CHEMICAL CORP ..................                118
     35,111      MORTON INTERNATIONAL, INC ..................                878
     31,650      MYLAN LABORATORIES, INC ....................                951
     19,800     oNABI, INC ..................................                 60
     17,500      NALCO CHEMICAL CORP ........................                615
      5,800      NATURES SUNSHINE PRODUCTS, INC .............                131
     22,670     oNBTY, INC ..................................                417
      7,000     oNEUROGEN CORP ..............................                124
      4,700     oNEXSTAR PHARMACEUTICALS, INC ...............                 47
      5,500      NL INDUSTRIES, INC .........................                110
      3,600     oOCTEL CORP .................................                 72
     10,500      OLIN CORP ..................................                438
      5,850      OM GROUP, INC ..............................                241
      6,750     oORGANOGENESIS, INC .........................                133
      5,700     oPAREXEL INTERNATIONAL CORP .................                207
      3,000     oPATHOGENESIS CORP ..........................                 87
     26,000     oPERRIGO CO .................................                262
    376,152      PFIZER, INC ................................             40,883
      3,500     oPHARMACEUTICAL PRODUCT
                  DEVELOPMENT ...............................                 77
    143,545      PHARMACIA & UPJOHN, INC ....................              6,621
     44,150      PRAXAIR, INC ...............................              2,067
    389,000      PROCTER & GAMBLE CO ........................             35,423
      6,600     oPROTEIN DESIGN LABORATORIES, INC ...........                159
      4,500     oREVLON, INC (CLASS A) ......................                231
     10,400     oROBERTS PHARMACEUTICAL CORP ................                239
     10,600      ROHM & HAAS CO .............................              1,102
     28,437      RPM, INC ...................................                483
      4,500     oSANGSTAT MEDICAL CORP ......................                141
      8,300     oSCHERER (R.P.) CORP ........................                736
    211,200      SCHERING-PLOUGH CORP .......................             19,351

                       See notes to financial statements.

                                                                         VALUE
     SHARES                                                              (000)
     ------                                                              -----

                CHEMICALS AND ALLIED
                 PRODUCTS--(CONTINUED)
     18,775      SCHULMAN (A.), INC .........................          $     367
     10,100     oSCOTTS CO (CLASS A) ........................                376
     10,200     oSEQUUS PHARMACEUTICALS, INC ................                116
      1,000     oSEROLOGICALS CORP ..........................                 32
     39,631      SHERWIN-WILLIAMS CO ........................              1,313
     26,380      SIGMA ALDRICH CORP .........................                927
      8,100     oTWINLAB CORP ...............................                354
     35,400      UNION CARBIDE CORP .........................              1,889
      1,400     oU.S.A. DETERGENTS, INC .....................                 23
     10,600      VALSPAR CORP ...............................                420
     10,000     oVERTEX PHARMACEUTICALS, INC ................                225
    235,800      WARNER-LAMBERT CO ..........................             16,359
     23,676     oWATSON PHARMACEUTICALS, INC ................              1,105
      9,000      WELLMAN, INC ...............................                204
     18,900      WITCO CORP .................................                553
                                                                       ---------
                                                                         379,071
                                                                       ---------
                COAL MINING--0.01%
      3,400      ARCH COAL, INC .............................                 85
      4,600      ZEIGLER COAL HOLDING CO ....................                 79
                                                                       ---------
                                                                             164
                                                                       ---------
                COMMUNICATIONS--8.75%
     32,800     o360 COMMUNICATIONS CO ......................              1,050
        800     oAERIAL COMMUNICATIONS, INC .................                  5
    164,418     oAIRTOUCH COMMUNICATIONS, INC ...............              9,608
     13,100      ALIANT COMMUNICATIONS, INC .................                359
     51,641      ALLTEL CORP ................................              2,401
      7,900     oAMERICAN MOBILE SATELLITE CORP .............                 77
      9,800     oAMERICAN TOWER SYSTEMS (CLASS A) ...........                244
    317,185      AMERITECH CORP .............................             14,234
      5,200     oARCH COMMUNICATIONS GROUP, INC .............                 20
      1,300     oASSOCIATED GROUP, INC (CLASS A) ............                 53
    468,203      AT & T CORP ................................             26,746
    453,936      BELL ATLANTIC CORP .........................             20,711
    286,326      BELLSOUTH CORP .............................             19,220
      1,150     oCABLE MICHIGAN, INC ........................                 45
     11,559     oCABLEVISION SYSTEMS CORP (CLASS A) .........                965
      7,600     oCAI WIRELESS SYSTEMS, INC ..................                  1
    201,261      CBS CORP ...................................              6,390
      5,250     oCELLULAR COMMUNICATIONS
                  INTERNATIONAL, INC ........................                262
      3,000     oCENTENNIAL CELLULAR CORP (CLASS A) .........                112
      4,700     oCENTURY COMMUNICATIONS CORP (CLASS A) ......                 88
     21,550      CENTURY TELEPHONE ENTERPRISES, INC .........                989
      2,200     oCFW COMMUNICATIONS CO ......................                 51
     38,500     oCHANCELLOR MEDIA CORP (CLASS A) ............              1,912
      7,478     oCHRIS CRAFT INDUSTRIES, INC ................                409
     38,337      CINCINNATI BELL, INC .......................              1,097
     19,316     oCLEAR CHANNEL COMMUNICATIONS, INC ..........              2,108
      2,800      COMCAST CORP (CLASS A) .....................                111
     96,928      COMCAST CORP (CLASS A) SPECIAL .............              3,935
      3,066     oCOMMONWEALTH TELEPHONE
                  ENTERPRISES ...............................                 81
     16,500      COMSAT CORP SERIES 1 .......................                467
      2,800     oCORECOMM, INC ..............................                 74
     21,084     oCOX COMMUNICATIONS, INC (CLASS A) ..........              1,021
     10,981     oEXCEL COMMUNICATIONS, INC ..................                252
     44,700      FRONTIER CORP ..............................              1,408
     12,930      GAYLORD ENTERTAINMENT CO ...................                417
    277,900      GTE CORP ...................................             15,458
      2,900     oHEARTLAND WIRELESS
                  COMMUNICATIONS, INC .......................                  2
      9,100     oHEFTEL BROADCASTING CORP (CLASS A) .........                407
      4,400     oHIGHWAYMASTER COMMUNICATIONS, INC ..........                 19
        949     oICG COMMUNICATIONS, INC ....................                 35
     12,600     oINTERMEDIA COMMUNICATIONS, INC .............                528
      7,000     oIXC COMMUNICATIONS, INC ....................                340
     12,900     oJACOR COMMUNICATIONS, INC ..................                761
      4,300     oJACOR COMMUNICATIONS, INC
                  WTS 09/18/01 ..............................                 30
      2,000     oJONES INTERCABLE, INC (CLASS A) ............                 50
     90,223     oLIBERTY MEDIA GROUP (CLASS A) ..............              3,502
      2,300     oLORAL SPACE & COMMUNICATIONS LTD ...........                 65
    377,124      LUCENT TECHNOLOGIES, INC ...................             31,372
      2,700     oMASTEC, INC ................................                 64
    163,680      MCI COMMUNICATIONS CORP ....................              9,514
      9,200     oMCLEODUSA, INC (CLASS A) ...................                358
    170,700     oMEDIA ONE GROUP, INC .......................              7,500
     61,000     oNEXTEL COMMUNICATIONS, INC (CLASS A) .......              1,517
      8,466     oNTL, INC ...................................                453
      4,900     oPACIFIC GATEWAY EXCHANGE, INC ..............                196
      5,810     oPANAMSAT CORP ..............................                330
      3,900     oPOWERTEL, INC ..............................                 72
      6,300     oPREMIERE TECHNOLOGIES, INC .................                 52
     29,589     oQWEST COMMUNICATIONS
                  INTERNATIONAL, INC ........................              1,032
      9,200     oRCN CORP ...................................                178
    530,275      SBC COMMUNICATIONS, INC ....................             21,211
      4,600     oSINCLAIR BROADCASTING GROUP, INC
                  (CLASS A) .................................                132
     16,600     oSKYTEL COMMUNICATIONS, INC .................                389
     17,100      SOUTHERN NEW ENGLAND
                  TELECOMMUNICATIONS CORP ...................              1,120
    122,900      SPRINT CORP ................................              8,664
      4,500      TCA CABLE TV, INC ..........................                270
     14,040     oTCI SATELLITE ENTERTAINMENT (CLASS A) ......                 82
      8,200     oTEL-SAVE HOLDINGS, INC .....................                121
    171,187     oTELE-COMMUNICATIONS, INC (CLASS A) .........              6,580
      5,100     oTELE-COMMUNICATIONS INTERNATIONAL
                  (CLASS A) .................................                102
     94,026     oTELECOM-TCI VENTURES GROUP
                  (CLASS A) .................................              1,886
     18,227      TELEPHONE & DATA SYSTEMS, INC ..............                718
     11,200     oTELEPORT COMMUNICATIONS GROUP,
                  INC (CLASS A) .............................                608
      5,900     oU.S. CELLULAR CORP .........................                181
      2,100      UNITED TELEVISION, INC .....................                240
      3,500     oUNITED VIDEO SATELLITE GROUP, INC ..........                139
      5,000     oUNIVISION COMMUNICATIONS, INC ..............                186
      1,000     oU.S. SATELLITE BROADCASTING, INC
                  (CLASS A) .................................                 12
    141,261      U.S. WEST, INC .............................              6,639
     22,930     oU.S.A. NETWORKS, INC .......................                576
      8,600     oVANGUARD CELLULAR SYSTEMS, INC .............                162
      6,460     oVIACOM, INC (CLASS A) ......................                378
     80,593     oVIACOM, INC (CLASS B) ......................              4,695
        150     oVIACOM, INC (CLASS B) WTS 07/07/99 .........                  0
      7,800     oWEST TELESERVICES CORP .....................                 95
      3,900     oWESTERN WIRELESS CORP (CLASS A) ............                 78
     10,300     oWINSTAR COMMUNICATIONS, INC ................                442
    217,536     oWORLDCOM, INC ..............................             10,537
      1,100     oYOUNG BROADCASTING, INC (CLASS A) ..........                 72
                                                                       ---------
                                                                         257,073
                                                                       ---------

                       See notes to financial statements.

                                                                        VALUE
     SHARES                                                             (000)
     ------                                                             -----

                DEPOSITORY INSTITUTIONS--9.25%
     11,900      ALBANK FINANCIAL CORP ......................         $      840
      7,300      ALLIED IRISH BANKS PLC (SPONS ADR) .........                626
      1,200     oAMCORE FINANCIAL, INC ......................                 29
     30,600      AMSOUTH BANCORP ............................              1,203
        500     oAREA BANCSHARES CORP .......................                 17
     17,506      ASSOCIATED BANC-CORP .......................                659
     12,700      ASTORIA FINANCIAL CORP .....................                679
    201,156      BANC ONE CORP ..............................             11,227
     12,700      BANCORPSOUTH, INC ..........................                267
    107,460      BANK OF N.Y. CO, INC .......................              6,521
        800     oBANK PLUS CORP .............................                 10
      9,400      BANK UNITED CORP (CLASS A) .................                450
    198,267      BANKAMERICA CORP ...........................             17,138
        700      BANKATLANTIC BANCORP, INC (CLASS B) ........                  9
     83,442      BANKBOSTON CORP ............................              4,641
     27,352      BANKERS TRUST CORP .........................              3,175
        700     oBANKNORTH GROUP, INC .......................                 26
      2,300     oBAY VIEW CAPITAL CORP ......................                 73
     39,957      BB&T CORP ..................................              2,702
        470     oCALIFORNIA FEDERAL BANK GOODWILL CERT ......                  9
        300     oCBT CORP ...................................                 10
      6,000      CCB FINANCIAL CORP .........................                638
      8,200      CENTURA BANKS, INC .........................                513
     33,420      CHARTER ONE FINANCIAL, INC .................              1,126
    244,338      CHASE MANHATTAN CORP .......................             18,448
        100     oCHEMICAL FINANCIAL CORP ....................                  4
        652     oCHITTENDEN CORP ............................                 23
    131,065      CITICORP CO ................................             19,561
      6,900      CITIZENS BANKING CORP (MICHIGAN) ...........                232
     13,100      CITY NATIONAL CORP .........................                484
      5,800      CNB BANCSHARES, INC ........................                278
     13,500      COLONIAL BANCGROUP, INC ....................                435
     44,700      COMERICA, INC ..............................              2,961
      5,645      COMMERCE BANCORP, INC ......................                330
     16,828      COMMERCE BANCSHARES, INC ...................                821
     13,600      COMMERCIAL FEDERAL CORP ....................                430
     16,600      COMMUNITY FIRST BANKSHARES, INC ............                435
     18,350      COMPASS BANCSHARES, INC ....................                828
     24,262     oCONCORD EFS, INC ...........................                634
      1,200      CPB, INC ...................................                 23
     30,451      CRESTAR FINANCIAL CORP .....................              1,661
     10,300      CULLEN FROST BANKERS, INC ..................                559
        868      CVB FINANCIAL CORP .........................                 21
     29,000      DIME BANCORP, INC ..........................                868
      5,460      DOWNEY FINANCIAL CORP ......................                178
      3,500      F & M NATIONAL CORP ........................                102
     53,978      FIFTH THIRD BANCORP ........................              3,401
     30,177      FIRST AMERICAN CORP ........................              1,452
     82,455      FIRST CHICAGO NBD CORP .....................              7,308
      2,900      FIRST CITIZENS BANCSHARES, INC (CLASS A) ...                290
      8,716      FIRST COMMERCIAL CORP ......................                605
      1,200      FIRST COMMONWEALTH FINANCIAL CORP ..........                 34
     10,400      FIRST FINANCIAL BANCORP ....................                269
     11,000      FIRST HAWAIIAN, INC ........................                400
      5,400      FIRST MIDWEST BANCORP, INC .................                237
     47,412      FIRST SECURITY CORP ........................              1,015
      2,000     oFIRST SOURCE BANCORP, INC ..................                 19
     33,900      FIRST TENNESSEE NATIONAL CORP ..............              1,070
      1,000     oFIRST UNITED BANCSHARES, INC ...............                 49
     14,650      FIRST VIRGINIA BANKS, INC ..................                749
     31,500      FIRSTAR CORP ...............................              1,197
        500     oFIRSTBANK OF ILLINOIS CO ...................                 21
     14,800      FIRSTBANK PUERTO RICO ......................                385
     17,400      FIRSTMERIT CORP ............................                507
     81,864      FLEET FINANCIAL GROUP, INC .................              6,836
     21,987      FRANCHISE FINANCE CORP OF AMERICA ..........                570
     14,000      FULTON FINANCIAL CORP ......................                355
     13,600     oGOLDEN STATE BANCORP, INC ..................                405
     13,600     oGOLDEN STATE BANCORP, INC
                  LIT WTS 01/01/01 ..........................                 72
     12,200      GOLDEN WEST FINANCIAL CORP .................              1,297
     17,600      GREENPOINT FINANCIAL CORP ..................                662
     24,434      H.F. AHMANSON & CO .........................              1,735
      4,600      HARRIS FINANCIAL, INC ......................                101
     36,714      HIBERNIA CORP (CLASS A) ....................                741
     14,730      HUBCO, INC .................................                528
     53,241      HUNTINGTON BANCSHARES, INC .................              1,784
     11,250     oIMPERIAL BANCORP ...........................                338
    125,300      KEYCORP ....................................              4,464
     15,850      KEYSTONE FINANCIAL, INC ....................                586
     10,300      LONG ISLAND BANCORP, INC ...................                626
      2,341      M & T BANK CORP ............................              1,297
     12,920      MAF BANCORP, INC ...........................                470
     15,600      MAGNA GROUP, INC ...........................                881
     28,756      MARSHALL & ILSLEY CORP .....................              1,468
    121,805      MBNA CORP ..................................              4,020
     74,152      MELLON BANK CORP ...........................              5,163
     35,872      MERCANTILE BANCORP, INC ....................              1,807
     18,105      MERCANTILE BANKSHARES CORP .................                630
        400     oMID-AM, INC ................................                 10
     50,884      MORGAN (J.P.) & CO, INC ....................              5,960
      4,400      NATIONAL BANCORP OF ALASKA, INC ............                136
      1,000     oNATIONAL CITY BANCSHARES, INC ..............                 40
     94,879      NATIONAL CITY CORP .........................              6,736
     16,500      NATIONAL COMMERCE BANCORP ..................                691
    278,724      NATIONSBANK CORP ...........................             21,322
     36,468      NORTH FORK BANCORP, INC ....................                891
     31,060      NORTHERN TRUST CORP ........................              2,368
    218,596      NORWEST CORP ...............................              8,170
     10,200     oOCWEN FINANCIAL CORP .......................                274
     25,846      OLD KENT FINANCIAL CORP ....................                930
     10,019      OLD NATIONAL BANCORP .......................                478
      8,312      ONE VALLEY BANCORP, INC ....................                302
     23,100      PACIFIC CENTURY FINANCIAL CORP .............                554
      2,900      PARK NATIONAL CORP .........................                293
      8,600      PEOPLES BANK OF BRIDGEPORT CO ..............                298
     29,604      PEOPLES HERITAGE FINANCIAL
                  GROUP, INC ................................                699
     86,026      PNC BANK CORP ..............................              4,629
     18,917      POPULAR, INC ...............................              1,258
      8,085      PROVIDENT BANKSHARES CORP ..................                239
     12,200      PROVIDENT FINANCIAL GROUP ..................                557
     12,800      QUEENS COUNTY BANCORP, INC .................                558
     40,652      REGIONS FINANCIAL CORP .....................              1,669
     30,664      REPUBLIC NEW YORK CORP .....................              1,930
     15,700      RIGGS NATIONAL CORP ........................                459
     15,700     oROSLYN BANCORP, INC ........................                350
      4,800      S & T BANCORP, INC .........................                265
        400     oSILICON VALLEY BANCSHARES ..................                 14
     43,700      SOUTHTRUST CORP ............................              1,901
     41,040      SOVEREIGN BANCORP, INC .....................                671
     22,625      ST. PAUL BANCORP, INC ......................                511
     26,734      STAR BANC CORP .............................              1,708
     45,900      STATE STREET CORP ..........................              3,190
     48,321      SUMMIT BANCORP .............................              2,295
     60,700      SUNTRUST BANKS, INC ........................              4,936
     10,920      SUSQUEHANNA BANCSHARES, INC ................                408
     61,687      SYNOVUS FINANCIAL CORP .....................              1,465
     23,400      TCF FINANCIAL CORP .........................                690

                       See notes to financial statements.

                                                                        VALUE
     SHARES                                                             (000)
     ------                                                             -----
                DEPOSITORY INSTITUTIONS--(CONTINUED)
      2,100      TEXAS REGIONAL BANCSHARES, INC
                  (CLASS A) .................................          $      69
     10,700     oTR FINANCIAL CORP ..........................                448
      1,000     oTRANS FINANCIAL, INC .......................                 57
     19,800      TRUSTMARK CORP .............................                434
    213,380      U.S. BANCORP ...............................              9,175
      6,100      U.S. TRUST CORP ............................                465
      5,540      UMB FINANCIAL CORP .........................                274
     21,230      UNION PLANTERS CORP ........................              1,249
      2,600      UNIONBANCAL CORP ...........................                251
      4,800      UNITED BANKSHARES, INC .....................                164
     11,500      UST CORP ...................................                305
     15,153      VALLEY NATIONAL BANCORP ....................                439
     59,506      WACHOVIA CORP ..............................              5,028
     14,134      WASHINGTON FEDERAL, INC ....................                390
    106,654      WASHINGTON MUTUAL, INC .....................              4,633
     14,800      WEBSTER FINANCIAL CORP .....................                492
     20,968      WELLS FARGO & CO ...........................              7,737
     12,600     oWESTAMERICA BANCORP ........................                405
     18,000     oWESTERNBANK PUERTO RICO ....................                304
      6,400      WHITNEY HOLDINGS CORP ......................                325
     10,000      WILMINGTON TRUST CORP ......................                609
     18,700      ZIONS BANCORP ..............................                993
                                                                       ---------
                                                                         271,849
                                                                       ---------
                EATING AND DRINKING PLACES--0.74%
     11,800      APPLE SOUTH, INC ...........................                154
     15,500     oAPPLEBEES INTERNATIONAL, INC ...............                347
     24,600      BOB EVANS FARMS, INC .......................                521
     11,100     oBOSTON CHICKEN, INC ........................                 18
     23,700     oBRINKER INTERNATIONAL, INC .................                456
     10,500     oBUFFETS, INC ...............................                165
     11,962      CKE RESTAURANTS, INC .......................                493
     16,400      CRACKER BARREL OLD COUNTRY
                  STORE, INC ................................                521
     44,400      DARDEN RESTAURANTS, INC ....................                705
     12,100     oFOODMAKER, INC .............................                204
      8,700     oLANDRYS SEAFOOD RESTAURANTS, INC ...........                157
     10,600     oLONE STAR STEAKHOUSE & SALOON, INC .........                146
      9,500      LUBYS CAFETERIA, INC .......................                167
    196,400      MCDONALDS CORP .............................             13,552
     12,000      MORRISON HEALTH CARE, INC ..................                228
     11,500     oOUTBACK STEAKHOUSE, INC ....................                449
      9,350     oPAPA JOHNS INTERNATIONAL, INC ..............                369
      7,100     oPLANET HOLLYWOOD, INC (CLASS A) ............                 50
      3,150     oRAINFOREST CAFE, INC .......................                 44
     20,700      RUBY TUESDAY, INC ..........................                321
     17,200     oRYANS FAMILY STEAK HOUSES, INC .............                176
      3,500     oSBARRO, INC ................................                 95
     17,900     oSHONEYS, INC ...............................                 63
      1,100     oSHOWBIZ PIZZA TIME, INC ....................                 44
      2,700     oSONIC CORP .................................                 60
      1,800     oTHE CHEESECAKE FACTORY CO ..................                 41
     33,490     oTRICON GLOBAL RESTAURANTS, INC .............              1,061
     15,190     oU.S. FOODSERVICE, INC ......................                533
     25,600      WENDYS INTERNATIONAL, INC ..................                602
                                                                       ---------
                                                                          21,742
                                                                       ---------
                EDUCATIONAL SERVICES--0.05%
     12,487     oAPOLLO GROUP, INC (CLASS A) ................                413
     27,800     oDEVRY, INC .................................                610
      1,000     oITT EDUCATIONAL SERVICES, INC ..............                 32
      2,800     oLEARNING TREE INTERNATIONAL, INC ...........                 56
     10,650     oSYLVAN LEARNING SYSTEMS, INC ...............                349
                                                                       ---------
                                                                           1,460
                                                                       ---------
                ELECTRIC, GAS, AND SANITARY
                 SERVICES--4.27%
     41,700     oAES CORP ...................................              2,192
     22,900      AGL RESOURCES, INC .........................                455
     29,570      ALLEGHENY ENERGY, INC ......................                891
     28,500     oALLIED WASTE INDUSTRIES, INC ...............                684
     35,513      AMEREN CORP ................................              1,412
     53,269      AMERICAN ELECTRIC POWER CO, INC ............              2,417
     18,727     oAMERICAN STANDARD COS, INC .................                837
     16,439      AMERICAN WATER WORKS CO, INC ...............                510
        597     oAQUARION CO ................................                 20
      1,253     oAQUILA GAS PIPELINE CORP ...................                 15
      8,436      ATMOS ENERGY CORP ..........................                257
     37,679      BALTIMORE GAS & ELECTRIC CO ................              1,170
        417     oBAY STATE GAS CO ...........................                 16
     14,300      BEC ENERGY .................................                593
      2,128     oBLACK HILLS CORP ...........................                 49
     54,200      BROWNING FERRIS INDUSTRIES, INC ............              1,883
     16,200     oCALENERGY, INC .............................                487
      2,707     oCALIFORNIA WATER SERVICE GROUP .............                 68
      4,562     oCALPINE CORP ...............................                 92
     41,887      CAROLINA POWER & LIGHT CO ..................              1,817
     53,156      CENTRAL & SOUTH WEST CORP ..................              1,429
      8,800      CENTRAL HUDSON GAS & ELECTRIC CORP .........                403
     30,069      CENTRAL MAINE POWER CO .....................                586
      6,700      CILCORP, INC ...............................                322
     39,223      CINERGY CORP ...............................              1,373
     73,914     oCITIZENS UTILITIES CO (CLASS B) ............                711
     10,900      CLECO CORP .................................                324
     25,100      CMS ENERGY CORP ............................              1,104
     27,100      COASTAL CORP ...............................              1,892
     16,700      COMMONWEALTH ENERGY SYSTEM CO ..............                630
     52,625      CONECTIV, INC ..............................              1,079
      4,287      CONECTIV, INC (CLASS A) ....................                155
     63,800      CONSOLIDATED EDISON CO OF N.Y., INC ........              2,939
      1,230     oCTG RESOURCES, INC .........................                 29
     50,788      DOMINION RESOURCES, INC ....................              2,070
     37,500      DPL, INC ...................................                680
     18,400      DQE, INC ...................................                662
     36,593      DTE ENERGY CO ..............................              1,477
    103,570      DUKE ENERGY CORP ...........................              6,137
     23,200      EASTERN UTILITIES ASSOCIATION CO ...........                609
    101,700      EDISON INTERNATIONAL CO ....................              3,007
     32,096      EL PASO NATURAL GAS CO .....................              1,228
      3,386     oENERGEN CORP ...............................                 68
     16,100      ENERGY EAST CORP ...........................                670
     59,153      ENTERGY CORP ...............................              1,701
     11,000      EQUITABLE RESOURCES, INC ...................                336
     58,825      FIRSTENERGY CORP ...........................              1,809
     21,600      FLORIDA PROGRESS CORP ......................                888
     46,100      FPL GROUP, INC .............................              2,904
     32,600      GPU, INC ...................................              1,233
      9,000      HAWAIIAN ELECTRIC INDUSTRIES, INC ..........                357
     77,649      HOUSTON INDUSTRIES, INC ....................              2,397
     16,000      IDAHO POWER CO .............................                554
     20,400      ILLINOVA CORP ..............................                612
      7,800      INDIANA ENERGY, INC ........................                233
     23,134      INTERSTATE ENERGY CORP .....................                752
     16,800      IPALCO ENTERPRISES, INC ....................                747
     24,100      KANSAS CITY POWER & LIGHT CO ...............                699
      8,000      KN ENERGY, INC .............................                434
     63,100     oLAIDLAW ENVIRONMENTAL SERVICES, INC ........                229
     44,205      LOUISVILLE GAS & ELECTRIC
                  ENERGY CORP ...............................              1,196
     48,204     oMARKETSPAN CORP ............................              1,443

                       See notes to financial statements.

                                                                        VALUE
     SHARES                                                             (000)
     ------                                                             -----

                ELECTRIC, GAS, AND SANITARY
                 SERVICES--(CONTINUED)
     18,500      MCN ENERGY GROUP, INC ......................          $     460
     10,300      MDU RESOURCES GROUP, INC ...................                368
     29,200      MIDAMERICAN ENERGY HOLDINGS CO .............                631
     18,500      MINNESOTA POWER, INC .......................                735
     22,700      MONTANA POWER CO ...........................                789
     11,500      NATIONAL FUEL GAS CO .......................                501
     25,500      NEVADA POWER CO ............................                657
     28,885      NEW CENTURY ENERGIES, INC ..................              1,312
     17,600      NEW ENGLAND ELECTRIC SYSTEMS CO ............                761
     70,300     oNIAGARA MOHAWK POWER CORP ..................              1,050
     12,600      NICOR, INC .................................                506
     31,600      NIPSCO INDUSTRIES, INC .....................                885
     59,100     oNORTHEAST UTILITIES CO .....................              1,001
     38,400      NORTHERN STATES POWER CO ...................              1,099
     11,900      NORTHWEST NATURAL GAS CO ...................                333
     24,500      OGDEN CORP .................................                678
     28,200      OGE ENERGY CORP ............................                761
      9,693      ONEOK, INC .................................                387
     12,200      ORANGE & ROCKLAND UTILITY, INC .............                655
     75,200      PACIFICORP .................................              1,701
     59,000      PECO ENERGY CO .............................              1,722
     10,100      PEOPLES ENERGY CORP ........................                390
    110,565      PG&E CORP ..................................              3,490
      3,100     oPHILADELPHIA SUBURBAN CORP .................                 68
      9,679      PIEDMONT NATURAL GAS CO, INC ...............                325
     23,300      PINNACLE WEST CAPITAL CORP .................              1,049
     29,400      POTOMAC ELECTRIC POWER CO ..................                737
     36,700      PP&L RESOURCES, INC ........................                833
     32,200      PUBLIC SERVICE CO OF NEW MEXICO ............                731
     59,200      PUBLIC SERVICE ENTERPRISE
                  GROUP, INC ................................              2,039
     21,940      PUGET SOUND ENERGY, INC ....................                588
     85,600     oREPUBLIC INDUSTRIES, INC ...................              2,140
     21,400      ROCHESTER GAS & ELECTRIC CORP ..............                683
     26,100      SCANA CORP .................................                778
      1,800      SEMCO ENERGY, INC ..........................                 32
     56,029     oSEMPRA ENERGY ..............................              1,555
     18,700      SIERRA PACIFIC RESOURCES ...................                679
      3,200     oSIG CORP, INC ..............................                103
     30,200      SONAT, INC .................................              1,166
    199,100      SOUTHERN CO ................................              5,513
      8,000      SOUTHWEST GAS CORP .........................                196
      3,400     oSUPERIOR SERVICES, INC .....................                102
     32,900      TECO ENERGY, INC ...........................                882
     66,382      TEXAS UTILITIES CO .........................              2,763
     52,665     oU.S.A. WASTE SERVICES, INC .................              2,600
      7,610      UGI CORP ...................................                189
     52,900      UNICOM CORP ................................              1,855
     15,240     oUNISOURCE ENERGY CORP HOLDING CO ...........                240
     13,700      UNITED ILLUMINATING CO .....................                694
      8,200      UNITED WATER RESOURCES, INC ................                148
     18,263      UTILICORP UNITED, INC ......................                688
     10,800      WASHINGTON GAS LIGHT CO ....................                289
     17,600      WASHINGTON WATER POWER CO ..................                395
    128,901      WASTE MANAGEMENT, INC ......................              4,512
      3,300      WESTERN GAS RESOURCES, INC .................                 48
     13,500      WESTERN RESOURCES, INC .....................                524
     18,000      WICOR, INC .................................                416
    117,176      WILLIAMS COS, INC ..........................              3,955
     28,900      WISCONSIN ENERGY CORP ......................                878
      9,200      WPS RESOURCES CORP .........................                302
                                                                       ---------
                                                                         125,540
                                                                       ---------
                ELECTRONIC AND OTHER ELECTRIC
                 EQUIPMENT--6.49%
      9,400     oACTEL CORP .................................                101
     37,500     oADC TELECOMMUNICATIONS, INC ................              1,370
      6,500     oADTRAN, INC ................................                170
     20,400     oADVANCED FIBRE COMMUNICATIONS ..............                817
      2,200     oADVANCED LIGHTING TECHNOLOGIES, INC ........                 51
     39,707     oADVANCED MICRO DEVICES, INC ................                678
      5,885     oALLEN TELECOM, INC .........................                 68
      5,200     oALLIANCE SEMICONDUCTOR CORP ................                 18
     25,000     oALTERA CORP ................................                739
      2,400     oALTRON, INC ................................                 31
     21,400     oAMERICAN POWER CONVERSION CORP .............                642
      9,300      AMETEK, INC ................................                273
     61,213      AMP, INC ...................................              2,104
     15,720     oAMPEX CORP (CLASS A) .......................                 32
      3,700     oANADIGICS, INC .............................                 50
     45,856     oANALOG DEVICES, INC ........................              1,126
     24,087     oANDREW CORP ................................                435
      8,200     oANTEC CORP .................................                190
      6,600     oAPPLIED INNOVATION, INC ....................                 66
      5,400     oAPPLIED MAGNETICS CORP .....................                 41
     11,500     oARTESYN TECHNOLOGIES, INC ..................                184
     48,560     oASCEND COMMUNICATIONS, INC .................              2,407
     17,200     oASPECT TELECOMMUNICATIONS CORP .............                471
     27,500     oATMEL CORP .................................                375
     10,200     oAVID TECHNOLOGIES, INC .....................                342
      8,500      AVX CORP ...................................                137
      9,866      BALDOR ELECTRIC CO .........................                240
      1,741     oBENCHMARK ELECTRONICS, INC .................                 35
     12,500     oBERG ELECTRICS CORP ........................                245
      7,600      BMC INDUSTRIES, INC ........................                 67
     11,550     oBURR BROWN CORP ............................                243
        686      C&D TECHNOLOGIES, INC ......................                 40
      8,800     oCALIFORNIA MICROWAVE, INC ..................                154
      7,800     oCELLNET DATA SYSTEMS, INC ..................                 76
     24,166     oCHYRON CORP ................................                 89
     14,800     oCIDCO, INC .................................                 68
     28,200     oCIENA CORP .................................              1,963
      2,200     oCOHERENT COMMUNICATIONS SYSTEMS
                  CORP ......................................                103
     12,240     oCOMVERSE TECHNOLOGY, INC ...................                635
     28,930      COOPER INDUSTRIES, INC .....................              1,589
        906      CTS CORP ...................................                 27
      7,600     oCYMER, INC .................................                123
     24,400     oCYPRESS SEMICONDUCTOR CORP .................                203
      8,000      DALLAS SEMICONDUCTOR CORP ..................                248
     10,400     oDIGITAL MICROWAVE CORP .....................                 75
     10,080     oDII GROUP, INC .............................                172
     30,700     oDSC COMMUNICATIONS CORP ....................                921
      9,800     oDSP COMMUNICATIONS, INC ....................                135
      1,300     oELECTRO SCIENTIFIC INDUSTRIES, INC .........                 41
    127,154      EMERSON ELECTRIC CO ........................              7,677
      4,600      EXIDE CORP .................................                 77
      6,400     oGENERAL DATACOMM INDUSTRIES, INC ...........                 32
    940,700      GENERAL ELECTRIC CO ........................             85,604
     28,800     oGENERAL INSTRUMENT CORP ....................                783
      6,800     oGENERAL SEMICONDUCTOR, INC .................                 67
      9,900     oGEOTEK COMMUNICATIONS, INC .................                  2
     18,687     oGLENAYRE TECHNOLOGIES, INC .................                201
      4,500     oHADCO CORP .................................                105
      8,350      HARMAN INTERNATIONAL
                  INDUSTRIES, INC ...........................                321
     21,000      HARRIS CORP ................................                938
      7,300      HELIX TECHNOLOGY CORP ......................                110

                       See notes to financial statements.

                                                                        VALUE
     SHARES                                                             (000)
     ------                                                             -----
                ELECTRONIC AND OTHER ELECTRIC
                 EQUIPMENT--(CONTINUED)
      9,700     oHMT TECHNOLOGY CORP ........................          $      81
      4,200     oHUTCHINSON TECHNOLOGY, INC .................                114
     22,700     oINTEGRATED DEVICE TECHNOLOGY, INC ..........                162
      2,300     oINTEGRATED SILICON SOLUTION, INC ...........                 16
    468,970      INTEL CORP .................................             34,762
      6,800      INTER-TEL, INC .............................                109
     13,100     oINTERNATIONAL RECTIFIER CORP ...............                111
      2,800     oJABIL CIRCUIT, INC .........................                 93
     12,600      JUNO LIGHTING, INC .........................                298
     16,400     oKEMET CORP .................................                216
      5,800      KUHLMAN CORP ...............................                229
      5,300     oLATTICE SEMICONDUCTOR CORP .................                151
      7,200     oLEVEL ONE COMMUNICATIONS, INC ..............                169
     21,000      LINEAR TECHNOLOGY CO .......................              1,267
      9,800     oLITTLEFUSE, INC ............................                247
     39,272     oLSI LOGIC CORP .............................                906
     13,000     oMAGNETEK, INC ..............................                205
     32,800     oMAXIM INTEGRATED PRODUCTS ..................              1,039
     25,100      MAYTAG CO ..................................              1,239
     12,900     oMEMC ELECTRONIC MATERIALS, INC .............                134
      8,200      METHODE ELECTRONICS, INC (CLASS A) .........                127
      3,200     oMICREL, INC ................................                104
     13,100     oMICROCHIP TECHNOLOGY, INC ..................                342
     47,409     oMICRON TECHNOLOGY, INC .....................              1,176
     21,132      MOLEX, INC .................................                528
    171,900      MOTOROLA, INC ..............................              9,035
      5,600     oMRV COMMUNICATIONS, INC ....................                116
     14,300     oMYLEX CORP .................................                 97
     41,892     oNATIONAL SEMICONDUCTOR CORP ................                552
      4,800     oNEOMAGIC CORP ..............................                 74
      4,900     oOAK INDUSTRIES, INC ........................                173
     49,100     oOIS OPTICAL IMAGING SYSTEMS, INC ...........                 46
     10,100     oOMNIPOINT CORP .............................                232
     12,100     oP-COM, INC .................................                111
     17,100     oPAIRGAIN TECHNOLOGIES, INC .................                298
      7,300     oPICTURETEL CORP ............................                 68
      3,500      PITTWAY CORP (CLASS A) .....................                259
      2,600     oPLANTRONICS, INC ...........................                134
      7,300     oPMC-SIERRA, INC ............................                342
      2,500     oPOWERWAVE TECHNOLOGIES, INC ................                 42
      6,100     oPREMISYS COMMUNICATIONS, INC ...............                152
      4,100     oRADISYS CORP ...............................                 88
      5,000     oRAMBUS, INC ................................                306
     12,100     oREAD RITE CORP .............................                110
     11,200     oS3, INC ....................................                 57
      4,100     oSANDISK CORP ...............................                 57
     11,400     oSANMINA CORP ...............................                494
      3,100     oSAWTEK, INC ................................                 46
     15,100     oSCI SYSTEMS, INC ...........................                568
     19,700      SCIENTIFIC-ATLANTA, INC ....................                500
      2,400     oSDL, INC ...................................                 57
     28,200     oSENSORMATIC ELECTRONICS CORP ...............                395
      5,800     oSMART MODULAR TECHNOLOGIES, INC ............                 85
      1,400     oSPEEDFAM INTERNATIONAL, INC ................                 26
      2,200      TECHNITROL, INC ............................                 88
      2,800     oTEKELEC ....................................                125
     44,960     oTELLABS, INC ...............................              3,220
    112,041      TEXAS INSTRUMENTS, INC .....................              6,533
     43,550     oTHERMO ELECTRON CORP .......................              1,489
     14,505      THOMAS & BETTS CORP ........................                714
      8,600     oUCAR INTERNATIONAL, INC ....................                251
      5,700     oUNITRODE CORP ..............................                 66
      8,200     oVICOR CORP .................................                114
      3,800     oVIDEOSERVER, INC ...........................                 47
     18,937     oVISHAY INTERTECHNOLOGY, INC ................                340
      3,800     oVISX, INC ..................................                226
     19,000     oVITESSE SEMICONDUCTOR CORP .................                587
     10,300     oVLSI TECHNOLOGY, INC .......................                173
     17,900      WHIRLPOOL CORP .............................              1,231
      6,200     oWORLD ACCESS, INC ..........................                186
     18,000     oXILINX, INC ................................                612
      4,400    xoZENITH ELECTRONICS CORP ....................                  1
                                                                       ---------
                                                                         190,675
                                                                       ---------
                ENGINEERING AND MANAGEMENT
                 SERVICES--0.10%
      6,300      BLOUNT INTERNATIONAL, INC ..................                180
      5,300     oCEPHALON, INC ..............................                 42
      6,400     oCOR THERAPEUTICS, INC ......................                 89
     20,500     oCORRECTIONS CORP OF AMERICA ................                482
     10,400     oICOS CORP ..................................                199
      6,800     oINCYTE PHARMACEUTICALS, INC ................                232
      6,100     oJACOBS ENGINEERING GROUP, INC ..............                196
     14,600     oMEDAPHIS CORP ..............................                 88
      2,200     oNEUREX CORP ................................                 67
     15,100     oNEUROMEDICAL SYSTEMS, INC ..................                 11
      3,700     oNFO WORLDWIDE, INC .........................                 66
     14,000     oQUINTILES TRANSNATIONAL CORP ...............                689
     10,600     oRENAISSANCE WORLDWIDE, INC .................                231
        500     oSCIOS, INC .................................                  4
        300     oTETRA TECH, INC ............................                  7
      5,700     oTRANSKARYOTIC THERAPIES, INC ...............                147
     13,400     oU.S. BIOSCIENCE, INC .......................                110
      3,000     oWACKENHUT CORRECTIONS CORP .................                 70
                                                                       ---------
                                                                           2,910
                                                                       ---------
                FABRICATED METAL PRODUCTS--1.29%
      6,400      AEROQUIP-VICKERS, INC ......................                374
      6,600     oALLIANT TECHSYSTEMS, INC ...................                417
      1,676     oALLTRISTA CORP .............................                 43
        219     oAMCAST INDUSTRIAL CORP .....................                  4
      3,500     oAMERICAN SAFETY RAZOR CO ...................                 51
      5,300      APTARGROUP, INC ............................                330
     12,132      BALL CORP ..................................                488
        452      BARNES GROUP, INC ..........................                 12
      2,200      CLARCOR, INC ...............................                 46
      7,400     oCOLEMAN CO, INC ............................                 86
     10,150      CRANE CO ...................................                493
     28,953      CROWN CORK & SEAL CO, INC ..................              1,375
    325,022      GILLETTE CO ................................             18,425
      5,500     oGRIFFON CORP ...............................                 70
     12,200      HARSCO CORP ................................                559
     16,350      HUBBELL, INC (CLASS B) .....................                681
     56,700      ILLINOIS TOOL WORKS, INC ...................              3,781
     44,411      MASCO CORP .................................              2,687
     14,500      MASCOTECH, INC .............................                348
      7,400     oMILLER INDUSTRIES, INC .....................                 57
     29,375      PARKER-HANNIFIN CORP .......................              1,120
      3,550      PRIMEX TECHNOLOGIES, INC ...................                182
     43,744      ROCKWELL INTERNATIONAL CORP ................              2,102
     40,700     oROHN INDUSTRIES, INC .......................                191
      5,500     oSILGAN HOLDINGS, INC .......................                154
     14,550      SNAP-ON, INC ...............................                527
     29,300     oSOLECTRON CORP .............................              1,232
     17,000      STANLEY WORKS CO ...........................                707
      6,700      STRUM, RUGER & CO, INC .....................                112
      6,900     oTOWER AUTOMOTIVE, INC ......................                296
     17,475      TRANSPRO, INC ..............................                130
     11,300      TRINITY INDUSTRIES, INC ....................                469

                       See notes to financial statements.

                                                                        VALUE
     SHARES                                                             (000)
     ------                                                             -----
                FABRICATED METAL PRODUCTS--(CONTINUED)
      6,700      VALMONT INDUSTRIES .........................          $     134
      5,600      WATTS INDUSTRIES, INC (CLASS A) ............                117
      7,700     oWYMAN-GORDON CO ............................                154
                                                                       ---------
                                                                          37,954
                                                                       ---------
                FOOD AND KINDRED PRODUCTS--4.76%
      5,160     oAGRIBRANDS INTERNATIONAL, INC ..............                156
    132,956      ANHEUSER BUSCH COS, INC ....................              6,274
    161,200      ARCHER DANIELS MIDLAND CO ..................              3,123
     81,745      BESTFOODS, INC .............................              4,746
      4,105     oBOSTON BEER CO, INC (CLASS A) ..............                 52
      9,250      BROWN FORMAN, INC (CLASS B) ................                594
      4,000     oBUSH BOAKE ALLEN, INC ......................                117
     73,351      CAMPBELL SOUP CO ...........................              3,897
      3,500     oCANANDAIGUA BRANDS, INC (CLASS A) ..........                172
      8,400     oCASTLE & COOKE, INC ........................                160
     14,200      CHIQUITA BRANDS INTERNATIONAL, INC .........                200
    651,700      COCA COLA CO ...............................             55,720
     58,900      COCA COLA ENTERPRISES, INC .................              2,312
    137,873      CONAGRA, INC ...............................              4,369
      9,700      COORS (ADOLPH) CO (CLASS B) ................                330
     12,675     oCORN PRODUCTS INTERNATIONAL, INC ...........                429
     10,600      DEAN FOODS CO ..............................                582
     11,900      DOLE FOOD, INC .............................                591
      9,500      DREYERS GRAND ICE CREAM, INC ...............                191
      9,580      EARTHGRAINS CO .............................                535
     26,950      FLOWERS INDUSTRIES, INC ....................                551
     45,611      GENERAL MILLS, INC .........................              3,119
    104,178      HEINZ (H.J.) CO ............................              5,847
     25,800      HERSHEY FOODS CORP .........................              1,780
     10,800      HORMEL FOODS CORP ..........................                373
     21,100      IBP, INC ...................................                382
     10,200      INTERSTATE BAKERIES CORP ...................                339
     64,400      KELLOGG CO .................................              2,419
     10,050      LANCASTER COLONY CORP ......................                381
      6,300      LANCE, INC .................................                141
     16,200      MCCORMICK & CO, INC (NON-VOTE) .............                579
      7,200      MICHAEL FOODS, INC .........................                212
     18,200      NABISCO HOLDINGS CORP (CLASS A) ............                656
    431,005      PEPSICO, INC ...............................             17,752
     37,500      QUAKER OATS CO .............................              2,060
     10,500     oRALCORP HOLDINGS, INC ......................                198
     30,900      RALSTON PURINA CO ..........................              3,610
     84,483      RJR NABISCO HOLDINGS CORP ..................              2,006
    134,200      SARA LEE CORP ..............................              7,507
      8,800     oSMITHFIELD FOODS, INC ......................                268
      4,000     oSMUCKER, (J.M.) CO (CLASS A) ...............                 99
      4,266      TOOTSIE ROLL INDUSTRIES, INC ...............                327
      3,800     oTRIARC COS, INC ............................                 83
     32,700      TYSON FOODS, INC ...........................                709
     21,400      UNIVERSAL FOODS CORP .......................                475
      6,800     oVLASIC FOODS INTERNATIONAL, INC ............                137
     26,500      WHITMAN CORP ...............................                608
      7,553     oWLR FOODS, INC .............................                 50
     28,100      WRIGLEY (WM) JR CO .........................              2,754
                                                                       ---------
                                                                         139,972
                                                                       ---------
                FOOD STORES--0.66%
     61,189      ALBERTSONS, INC ............................              3,170
     61,646      AMERICAN STORES CO .........................              1,491
      3,400     oDOMINICKS SUPERMARKETS, INC ................                152
    101,000      FOOD LION, INC (CLASS B) ...................              1,016
     21,400     oGENERAL NUTRITION COS, INC .................                666
     20,400      GIANT FOOD, INC (CLASS A) ..................                878
      8,000      GREAT ATLANTIC & PACIFIC TEA CO, INC .......                265
     13,900      HANNAFORD BROTHERS, INC ....................                612
     63,200     oKROGER CO ..................................              2,710
    135,184     oSAFEWAY, INC ...............................              5,500
     21,700     oSOUTHLAND CORP .............................                 60
     23,000     oSTARBUCKS CORP .............................              1,229
      3,400      WEIS MARKETS, INC ..........................                125
      6,200     oWHOLE FOODS MARKET, INC ....................                375
     23,300      WINN DIXIE STORES, INC .....................              1,193
                                                                       ---------
                                                                          19,442
                                                                       ---------
                FURNITURE AND FIXTURES--0.13%
      3,300      BASSETT FURNITURE INDUSTRIES, INC ..........                 93
        361      BUSH INDUSTRIES, INC (CLASS A) .............                  8
     14,600     oFURNITURE BRANDS INTERNATIONAL, INC ........                410
     13,400      HON INDUSTRIES, INC ........................                456
     10,000      KIMBALL INTERNATIONAL, INC (CLASS B) .......                181
      3,300     oKNOLL, INC .................................                 97
      4,000      LA-Z-BOY, INC ..............................                226
     52,000      LEGGETT & PLATT, INC .......................              1,300
     23,800      MILLER (HERMAN), INC .......................                579
     18,700      U.S. INDUSTRIES, INC .......................                463
                                                                       ---------
                                                                           3,813
                                                                       ---------
                FURNITURE AND HOMEFURNISHING
                 STORES--0.19%
     12,000     oBED BATH & BEYOND, INC .....................                622
     18,200     oBEST BUY, INC ..............................                657
     13,500     oBOMBAY, INC ................................                 64
      8,200     oCOMPUCOM SYSTEMS, INC ......................                 53
     22,700     oCOMPUSA, INC ...............................                410
      7,800      ETHAN ALLEN INTERIORS, INC .................                390
        300     oGUITAR CENTER, INC .........................                  9
     21,100      HEILIG MEYERS CO ...........................                260
     18,200     oLINENS N THINGS, INC .......................                556
      7,300     oMICROAGE, INC ..............................                104
      1,700     oMUSICLAND STORES CORP ......................                 24
     19,370      PIER 1 IMPORTS, INC ........................                462
     14,900      SUNBEAM CORP ...............................                155
     28,000      TANDY CORP .................................              1,486
      9,500     oWILLIAMS-SONOMA, INC .......................                302
                                                                       ---------
                                                                           5,554
                                                                       ---------
                GENERAL BUILDING CONTRACTORS--0.12%
     13,878      CENTEX CORP ................................                524
     12,637      HILLENBRAND INDUSTRIES, INC ................                758
      9,200      HORTON (D.R.), INC .........................                192
     13,700      KAUFMAN & BROAD HOME CORP ..................                435
     12,150      LENNAR CORP ................................                358
     16,400      PULTE CORP .................................                490
     15,800     oTOLL BROTHERS, INC .........................                453
     12,900     oWALTER INDUSTRIES, INC .....................                244
                                                                       ---------
                                                                           3,454
                                                                       ---------
                GENERAL MERCHANDISE STORES--2.10%
      4,000     o99 CENTS ONLY STORES .......................                166
      5,000     oAMES DEPARTMENT STORES, INC ................                132
     11,000     oBJS WHOLESALE CLUB, INC ....................                447
      1,300    xoCALDOR CORP ................................                  1
     24,000      CASEYS GENERAL STORES, INC .................                398
     28,023     oCONSOLIDATED STORES CORP ...................              1,016
      2,000     oCOST PLUS, INC .............................                 60
     60,100     oCOSTCO COS, INC ............................              3,790
    123,200      DAYTON HUDSON CORP .........................              5,975
     26,500      DILLARDS, INC (CLASS A) ....................              1,098
     28,241      DOLLAR GENERAL CORP ........................              1,117
     10,425     oDOLLAR TREE STORES, INC ....................                424
     30,400      FAMILY DOLLAR STORES, INC ..................                562
     58,213     oFEDERATED DEPARTMENT STORES, INC ...........              3,133

                       See notes to financial statements.

                                                                        VALUE
     SHARES                                                             (000)
     ------                                                             -----

                GENERAL MERCHANDISE STORES--(CONTINUED)
     39,846     oFRED MEYER, INC ............................          $   1,693
     11,900      HARCOURT GENERAL, INC ......................                708
     11,700     oHOMEBASE, INC ..............................                 93
    133,600     oK MART CORP ................................              2,572
     36,400     oKOHLS CORP .................................              1,888
     64,900      MAY DEPARTMENT STORES CO ...................              4,251
      8,100      MERCANTILE STORES CO, INC ..................                639
      5,700     oNEIMAN-MARCUS GROUP, INC ...................                248
     62,905      PENNEY (J.C.) CO, INC ......................              4,549
     25,575     oPROFFITTS, INC .............................              1,033
     12,700      ROSS STORES, INC ...........................                546
      2,725     oSCHOOL SPECIALTY, INC ......................                 45
     13,400     oSHOPKO STORES, INC .........................                456
     29,900     oVENATOR GROUP, INC .........................                572
    395,700      WAL-MART STORES, INC .......................             24,039
                                                                       ---------
                                                                          61,651
                                                                       ---------
                HEALTH SERVICES--0.93%
      4,500     oACCESS HEALTH, INC .........................                115
        700     oAMERICAN HOMEPATIENT, INC ..................                 13
      7,700     oAMERICAN ONCOLOGY RESOURCES, INC ...........                 94
      1,600     oAPPLIED ANALYTICAL INDUSTRIES, INC .........                 23
     14,200     oAPRIA HEALTHCARE GROUP, INC ................                 95
     28,272     oBEVERLY ENTERPRISES, INC ...................                391
      1,207     oCAREMATRIX CORP ............................                 33
      9,400     oCLINTRIALS, INC ............................                 46
     35,700     oCOASTAL PHYSICIAN GROUP, INC ...............                 29
    178,462      COLUMBIA/HCA HEALTHCARE CORP ...............              5,198
     20,800     oCONCENTRA MANAGED CARE, INC ................                541
     26,778     oCORAM HEALTHCARE CORP ......................                 52
     11,100     oCOVENTRY HEALTH CARE, INC ..................                165
      2,000     oCURATIVE HEALTH SERVICES, INC ..............                 57
     13,284     oENZO BIOCHEMICAL, INC ......................                178
        200     oEXPRESS SCRIPTS, INC .......................                 16
     17,200     oFIRST HEALTH GROUP CORP ....................                490
     10,600     oGENESIS HEALTH VENTURES, INC ...............                265
     10,750     oHEALTH CARE & RETIREMENT CORP ..............                424
     39,443     oHEALTH MANAGEMENT ASSOCIATES, INC
                  (CLASS A) .................................              1,319
    111,244     oHEALTHSOUTH CORP ...........................              2,969
     42,375     oHUMANA, INC ................................              1,322
     11,248     oINTEGRATED HEALTH SERVICES, INC ............                422
     20,080     oLABORATORY CORP OF AMERICA
                  HOLDINGS ..................................                 46
        244     oLABORATORY CORP OF AMERICA
                  HOLDINGS WTS 04/28/00 .....................                  0
      1,222     oLCA-VISION, INC ............................                  4
     14,600     oLINCARE HOLDINGS, INC ......................                614
      7,100     oMAGELLAN HEALTH SERVICES, INC ..............                180
     12,300      MANOR CARE, INC ............................                473
      9,400     oMARINER HEALTH GROUP, INC ..................                156
     11,800     oMAXICARE HEALTH PLANS, INC .................                 80
     10,200     oMID ATLANTIC MEDICAL SERVICES, INC .........                117
      1,200     oNATIONAL SURGERY CENTERS, INC ..............                 35
     16,900     oNOVACARE, INC ..............................                199
     21,900      OMNICARE, INC ..............................                835
      9,000     oORTHODONTIC CENTERS OF AMERICA, INC ........                188
     24,499     oPARAGON HEALTH NETWORK, INC ................                395
      2,500     oPEDIATRIX MEDICAL GROUP, INC ...............                 93
     12,626     oPHARMERICA, INC ............................                152
     15,025     oPHYCOR, INC ................................                249
      4,900     oPHYSICIAN RELIANCE NETWORK, INC ............                 56
     12,900     oPHYSICIANS RESOURCE GROUP, INC .............                 59
     19,625     oPSS WORLD MEDICAL, INC .....................                287
     16,875     oQUEST DIAGNOSTICS, INC .....................                369
     19,750     oQUORUM HEALTH GROUP, INC ...................                523
      8,200     oRENAL CARE GROUP, INC ......................                361
      7,200     oSIERRA HEALTH SERVICES, INC ................                181
     12,100     oSUN HEALTHCARE GROUP, INC ..................                177
     85,250     oTENET HEALTHCARE CORP ......................              2,664
     19,210     oTOTAL RENAL CARE HOLDINGS, INC .............                663
     51,600      UNITED HEALTHCARE CORP .....................              3,277
     10,200     oUNIVERSAL HEALTH SERVICES, INC .............                595
     12,615     oVENCOR, INC ................................                 91
                                                                       ---------
                                                                          27,376
                                                                       ---------
                HEAVY CONSTRUCTION, EXCEPT
                 BUILDING--0.04%
     21,052      FLUOR CORP .................................              1,074
      9,200      FOSTER WHEELER CORP ........................                197
                                                                       ---------
                                                                           1,271
                                                                       ---------
                HOLDING AND OTHER INVESTMENT
                 OFFICES--1.26%
     16,363      AMBAC FINANCIAL GROUP, INC .................                957
     11,400      AMERICAN HEALTH PROPERTIES, INC ............                285
     18,100     oAPARTMENT INVESTMENT &
                  MANAGEMENT CO .............................                715
     23,000      ARDEN REALTY GROUP, INC ....................                595
     26,522      AVALON BAY COMMUNITIES, INC ................              1,008
      1,900     oBOK FINANCIAL CORP .........................                 90
     15,000      BRE PROPERTIES, INC (CLASS A) ..............                391
     23,900      CAMDEN PROPERTY TR .........................                711
     41,527      CAPSTEAD MORTGAGE CORP .....................                348
     17,600      CARRAMERICA REALTY CORP ....................                499
      9,400      CBL & ASSOCIATES PROPERTIES, INC ...........                228
     13,900      CHATEAU PROPERTIES, INC ....................                400
      6,600     oCOAST FEDERAL LITIGATION
                  CONTINGENT RTS ............................                100
      9,500      COLONIAL PROPERTIES TR .....................                295
     26,900      CORNERSTONE PROPERTIES, INC ................                474
      9,800      COUSINS PROPERTIES, INC ....................                293
     36,100      CRESCENT REAL ESTATE EQUITIES, INC .........              1,214
      1,040     oCRESECENT OPERATING, INC ...................                 18
     15,431      CRIIMI MAE, INC ............................                214
     12,400      DEVELOPERS DIVERSIFIED REALTY CORP .........                486
     32,640      DUKE REALTY INVESTMENTS, INC ...............                771
     21,910      DYNEX CAPITAL, INC .........................                244
     26,809      EQUITY OFFICE PROPERTIES TR ................                761
     24,800      EQUITY RESIDENTIAL PROPERTIES TR CO ........              1,176
     12,500      EVEREST REINSURANCE HOLDINGS, INC ..........                480
     10,100      EXCEL REALTY TR, INC .......................                291
     13,400      FEDERAL REALTY INVESTMENT TR ...............                322
     37,700      FELCOR SUITE HOTELS, INC ...................              1,183
     17,300      FIRST INDUSTRIAL REALTY TR, INC ............                550
     10,500      GENERAL GROWTH PROPERTIES, INC .............                392
     10,500      GLENBOROUGH REALTY TR, INC .................                277
     12,100      GLIMCHER REALTY TR .........................                235
     46,200      HEALTH & RETIREMENT PROPERTY TR ............                869
     10,200      HEALTH CARE PROPERTY INVESTORS, INC ........                368
     26,000      HIGHWOODS PROPERTIES, INC ..................                840
     15,600      HOSPITALITY PROPERTIES TR ..................                501
     42,619      INDYMAC MORTGAGE HOLDINGS, INC .............                970
     24,800     oINTERDIGITAL COMMUNICATIONS CORP ...........                133
      8,100      JDN REALTY CORP ............................                258
     11,200      KILROY REALTY CORP .........................                280
     18,450      KIMCO REALTY CORP ..........................                756
     29,200      LIBERTY PROPERTY TR CO .....................                746
     11,700      MACERICH CO (THE) ..........................                343
     18,700      MACK-CALI REALTY CORP ......................                643

                       See notes to financial statements.

                                                                         VALUE
     SHARES                                                              (000)
     ------                                                              -----
                HOLDING AND OTHER INVESTMENT
                 OFFICES--(CONTINUED)
      8,800      MANUFACTURED HOME
                  COMMUNITIES, INC ..........................          $     212
     16,461      MEDITRUST CORP PAIRED ......................                460
     13,531      MERRY LAND & INVESTMENT CO, INC ............                285
      7,400      NATIONAL HEALTH INVESTORS, INC .............                245
     17,100      NATIONWIDE HEALTH PROPERTIES, INC ..........                408
     17,535      NEW PLAN REALTY TR .........................                430
      7,300      OMEGA HEALTHCARE INVESTORS, INC ............                256
     11,382      PATRIOT AMERICAN HOSPITALITY, INC ..........                272
      7,000     oPEC ISRAEL ECONOMIC CORP ...................                167
     13,900      POST PROPERTIES, INC .......................                535
     21,600      PRENTISS PROPERTIES TR .....................                525
     38,700      PUBLIC STORAGE, INC ........................              1,084
     20,700      REALTY INCOME CORP .........................                546
     11,700      RECKSON ASSOCIATES REALTY CORP .............                276
        936     oRECKSON SERVICES INDUSTRIES, INC ...........                  3
      5,300      REDWOOD TR, INC ............................                 93
     11,700      RFS HOTEL INVESTORS, INC ...................                222
     12,037      SECURITY CAPITAL ATLANTIC, INC .............                269
     21,263      SECURITY CAPITAL INDUSTRIAL TR .............                532
     30,342      SECURITY CAPITAL PACIFIC TR ................                683
     10,700      SHURGARD STORAGE CENTERS, INC ..............                297
     39,556      SIMON DEBARTOLO GROUP, INC .................              1,286
     22,500      SPIEKER PROPERTIES, INC ....................                872
     17,206      STARWOOD HOTELS & RESORTS TR ...............                831
     11,400      STORAGE U.S.A., INC ........................                399
     17,000      TAUBMAN CENTERS, INC .......................                242
      6,700      TRINET CORPORATE REALTY TR, INC ............                228
     70,283      UNITED DOMINION REALTY TR, INC .............                975
     12,615     oVENTAS, INC ................................                174
     19,500      VORNADO REALTY TR ..........................                774
     21,400      WASHINGTON REAL ESTATE INVESTMENT TR .......                372
      8,100     oWELLSFORD REAL PROPERTIES, INC .............                114
     13,000      WESTFIELD AMERICA, INC .....................                239
                                                                       ---------
                                                                          37,016
                                                                       ---------
                HOTELS AND OTHER LODGING PLACES--0.46%
     34,000     oAVATEX CORP ................................                 70
      9,300     oAZTAR CORP .................................                 63
      9,350     oBRISTOL HOTEL CO ...........................                229
     13,900     oCAPSTAR HOTEL CO ...........................                389
    243,367     oCENDANT CORP ...............................              5,080
     14,600     oCHOICE HOTELS INTERNATIONAL, INC ...........                198
     24,676     oCIRCUS CIRCUS ENTERPRISES, INC .............                418
     17,800     oEXTENDED STAY AMERICA, INC .................                200
     47,802      HILTON HOTELS CORP .........................              1,362
      9,046     oHOMESTEAD VILLAGE, INC .....................                107
     45,100     oHOST MARRIOTT CORP .........................                803
      9,740     oHOST MARRIOTT SERVICES CORP ................                142
     14,650      LA QUINTA INNS, INC ........................                309
     53,200      MARRIOTT INTERNATIONAL (CLASS A) ...........              1,722
      7,100     oMGM GRAND, INC .............................                224
      3,600     oPRIMADONNA RESORTS, INC ....................                 52
     21,300     oPRIME HOSPITALITY CORP .....................                371
     24,287     oPROMUS HOTEL CORP ..........................                935
      8,500     oRED ROOF INNS, INC .........................                144
      3,700     oRIO HOTEL & CASINO, INC ....................                 70
      7,600     oSIGNATURE RESORTS, INC .....................                125
      8,700     oSODEXHO MARRIOTT SERVICES, INC .............                252
      6,700     oSTATION CASINOS, INC .......................                 98
      7,833     oSUNBURST HOSPITALITY CORP ..................                 54
      5,100     oTRUMP HOTEL & CASINO RESORT, INC ...........                 36
      7,600     oVAIL RESORTS, INC ..........................                202
                                                                       ---------
                                                                          13,655
                                                                       ---------
                INDUSTRIAL MACHINERY AND
                 EQUIPMENT--6.00%
    100,640     o3COM CORP ..................................              3,088
     31,450     oADAPTEC, INC ...............................                450
      1,000     oAG-CHEM EQUIPMENT CO, INC ..................                 22
     17,700      AGCO CORP ..................................                364
      2,376     oALAMO GROUP, INC ...........................                 45
      2,200      ALLIED PRODUCTS CORP .......................                 47
        100     oAPEX PC SOLUTIONS, INC .....................                  3
     37,700     oAPPLE COMPUTER, INC ........................              1,082
    104,360     oAPPLIED MATERIALS, INC .....................              3,079
     12,800     oAPPLIED POWER, INC (CLASS A) ...............                440
      2,300     oASYST TECHNOLOGIES, INC ....................                 29
     12,600     oAUSPEX SYSTEMS, INC ........................                 69
     10,100     oAUTOTOTE CORP (CLASS A) ....................                 29
     48,765      BAKER HUGHES, INC ..........................              1,685
     10,500     oBANCTEC, INC ...............................                243
     61,845     oBAY NETWORKS, INC ..........................              1,995
      3,900     oBELL & HOWELL CO ...........................                101
     22,873      BLACK & DECKER CORP ........................              1,395
      5,900     oBLACK BOX CORP .............................                196
     26,493      BRUNSWICK CORP .............................                656
      8,800     oC-CUBE MICROSYSTEMS, INC ...................                163
     31,376     oCABLETRON SYSTEMS, INC .....................                422
     10,820      CAMCO INTERNATIONAL, INC ...................                843
      2,238     oCASCADE CORP ...............................                 41
     21,000      CASE CORP ..................................              1,013
    103,999      CATERPILLAR, INC ...........................              5,499
        497      CHART INDUSTRIES, INC ......................                 12
      8,400      CINCINNATI MILACRON, INC ...................                204
     15,500     oCIRRUS LOGIC, INC ..........................                172
    290,370     oCISCO SYSTEMS, INC .........................             26,732
     12,300     oCOLTEC INDUSTRIES, INC .....................                244
    447,710      COMPAQ COMPUTER CORP .......................             12,704
     14,414     oCOOPER CAMERON CORP ........................                735
     20,500     oCOPYTELE, INC ..............................                 46
      9,000      CUMMINS ENGINE CO, INC .....................                461
     16,400     oDATA GENERAL CORP ..........................                245
     69,800      DEERE & CO .................................              3,691
    150,740     oDELL COMPUTER CORP .........................             13,991
      5,100     oDETROIT DIESEL CORP ........................                110
      2,100     oDIALOGIC CORP ..............................                 62
      7,500     oDIAMOND MULTIMEDIA SYSTEMS, INC ............                 51
     19,075      DIEBOLD, INC ...............................                551
     10,000      DONALDSON CO, INC ..........................                236
     62,600      DOVER CORP .................................              2,144
     49,246     oDRESSER INDUSTRIES, INC ....................              2,170
      2,100     oDUPONT PHOTOMASKS, INC .....................                 72
     16,300      EASTERN ENTERPRISES CO .....................                699
     20,600      EATON CORP .................................              1,602
      8,500     oELECTROGLAS, INC ...........................                111
    141,100     oEMC CORP ...................................              6,323
      6,700     oENCAD, INC .................................                 91
      5,600     oETEC SYSTEMS, INC ..........................                197
     17,300     oEXABYTE CORP ...............................                144
     13,705      FLOWSERVE CORP .............................                337
     11,000     oFSI INTERNATIONAL, INC .....................                107
     17,500     oGATEWAY 2000, INC ..........................                886

                       See notes to financial statements.

                                                                        VALUE
     SHARES                                                             (000)
     ------                                                             -----
                INDUSTRIAL MACHINERY AND
                 EQUIPMENT--(CONTINUED)
     11,100      GENERAL SIGNAL CORP ........................          $     400
      3,300     oGERBER SCIENTIFIC, INC .....................                 75
     15,100     oGLOBAL INDUSTRIAL TECHNOLOGIES, INC ........                217
      5,550      GRACO, INC .................................                194
     15,200      HARNISCHFEGER INDUSTRIES, INC ..............                430
    231,000      HEWLETT-PACKARD CO .........................             13,831
     18,800      HUSSMANN INTERNATIONAL, INC ................                349
      7,900      IDEX CORP ..................................                273
     21,000     oIMATION CORP ...............................                348
     11,100     oIN FOCUS SYSTEMS, INC ......................                 78
     44,800      INGERSOLL-RAND CO ..........................              1,974
      5,300     oINTEGRATED PROCESS EQUIPMENT CORP ..........                 60
      8,400     oINTERGRAPH CORP ............................                 72
    272,600     *INTERNATIONAL BUSINESS MACHINES
                  CORP ......................................             31,298
     59,100     oIOMEGA CORP ................................                347
      6,200     oIONICS, INC ................................                229
     12,100      JLG INDUSTRIES, INC ........................                245
        500     oJTS CORP ...................................                  0
      9,800      KAYDON CORP ................................                346
      6,223      KENNAMETAL, INC ............................                260
     13,200     oKOMAG, INC .................................                 71
      4,400     oKULICHE & SOFFA INDUSTRIES, INC ............                 75
      8,800     oLAM RESEARCH CORP ..........................                168
     17,800     oLEXMARK INTERNATIONAL GROUP
                  (CLASS A) .................................              1,086
        500     oLINCOLN ELECTRIC HOLDINGS CO ...............                 11
      8,200     oLITTON INDUSTRIES, INC .....................                484
      4,900      MANITOWOC, INC .............................                198
      9,700     oMICRON ELECTRONICS, INC ....................                117
      1,000     oMICROS SYSTEMS, INC ........................                 33
      9,700     oMOHAWK INDUSTRIES, INC .....................                307
      3,800    xoMOLTEN METAL TECHNOLOGY, INC ...............                  0
      4,200     oNATIONAL INSTRUMENTS CORP ..................                150
     17,368     oNCR CORP ...................................                564
      7,500     oNETWORK EQUIPMENT
                  TECHNOLOGIES, INC .........................                118
      3,300      NORDSON CORP ...............................                155
      8,400     oNOVELLUS SYSTEMS, INC ......................                300
      6,900     oOAKLEY, INC ................................                 92
      1,000      OMNIQUIP INTERNATIONAL, INC ................                 19
     31,300      PALL CORP ..................................                642
      8,625     oPAXAR CORP .................................                 99
     10,800      PENTAIR, INC ...............................                459
      5,600     oPHOTRONICS, INC ............................                124
     78,100      PITNEY BOWES, INC ..........................              3,759
      1,392      PREMIER FARNELL PLC ADR ....................                 14
      5,200     oPRESSTEK, INC ..............................                 58
      2,900     oPRI AUTOMATION, INC ........................                 49
     30,400     oQUANTUM CORP ...............................                631
     19,492     oRATIONAL SOFTWARE CORP .....................                297
      8,500      ROPER INDUSTRIES, INC ......................                222
      9,500     oSAFEGUARD SCIENTIFICS, INC .................                396
     67,917     oSEAGATE TECHNOLOGY, INC ....................              1,617
      9,450     oSECURITY DYNAMICS TECHNOLOGIES, INC ........                175
     11,700     oSEQUENT COMPUTER SYSTEMS, INC ..............                141
      3,900     oSHIVA CORP .................................                 33
     48,868     oSILICON GRAPHICS, INC ......................                593
      8,800     oSILICON VALLEY GROUP, INC ..................                141
      3,850     oSLI, INC ...................................                101
     12,600     oSMITH INTERNATIONAL, INC ...................                439
        900     oSPS TECHNOLOGIES, INC ......................                 53
     10,600      STEWART & STEVENSON SERVICES, INC ..........                191
     28,400     oSTORAGE TECHNOLOGY CORP ....................              1,232
      9,300     oSTRATUS COMPUTER, INC ......................                235
    108,100     oSUN MICROSYSTEMS, INC ......................              4,696
     17,250      SYMBOL TECHNOLOGIES, INC ...................                651
      8,400      TECUMSEH PRODUCTS CO (CLASS A) .............                444
      3,700     oTHERMO FIBERTEK, INC .......................                 38
     11,863      TIMKEN CO ..................................                366
      4,400      TORO CO ....................................                151
     43,856     oU.S. FILTER CORP ...........................              1,231
      3,700     oULTRATECH STEPPER, INC .....................                 73
     68,400     oUNISYS CORP ................................              1,932
     19,300     oUNOVA, INC .................................                415
      8,300     oVARCO INTERNATIONAL, INC ...................                164
      3,159     oWATSCO, INC ................................                111
     21,200     oWESTERN DIGITAL CORP .......................                250
      6,400     oXIRCOM, INC ................................                100
      9,800     oXYLAN CORP .................................                292
      9,500      YORK INTERNATIONAL CORP ....................                414
      4,300     oZEBRA TECHNOLOGY CORP ......................                184
                                                                       ---------
                                                                         176,316
                                                                       ---------
                INSTRUMENTS AND RELATED
                 PRODUCTS--2.23%
      4,636     oACUSON CORP ................................                 84
      3,400     oADAC LABORATORIES, INC .....................                 77
      1,300     oADE CORP ...................................                 19
      1,900     oADVANCED ENERGY INDUSTRIES, INC ............                 22
      8,200     oAFFYMETRIX, INC ............................                197
      4,400      ARROW INTERNATIONAL, INC ...................                121
     17,000     oARTERIAL VASCULAR ENGINEERING, INC .........                608
      5,100     oATL ULTRASOUND, INC ........................                233
      3,300     oAXYS PHARMACEUTICALS, INC ..................                 24
      6,800      BALLARD MEDICAL PRODUCTS CO ................                122
     14,013      BARD (C.R.), INC ...........................                533
     12,000      BAUSCH & LOMB, INC .........................                602
     79,115      BAXTER INTERNATIONAL, INC ..................              4,257
      2,200     oBAXTER INTERNATIONAL, INC RTS ..............                  0
     11,500      BECKMAN COULTER, INC .......................                670
     32,189      BECTON DICKINSON & CO ......................              2,499
        633     oBIO-RAD LABORATORIES, INC (CLASS A) ........                 19
     25,100     oBIOMET, INC ................................                830
      1,379      BLOCK DRUG, INC (CLASS A) ..................                 52
     34,571     oBOSTON SCIENTIFIC CORP .....................              2,476
      1,600     oCELLPRO, INC ...............................                  5
     13,300     oCNS, INC ...................................                 62
      5,600     oCOHERENT, INC ..............................                 96
      2,100      COHU, INC ..................................                 51
      5,300     oCOLE NATIONAL CORP (CLASS A) ...............                212
      2,700     oCOOPER COS, INC ............................                 98
      4,300     oCREDENCE SYSTEMS CORP ......................                 82
      4,500     oCYTEC CORP .................................                 73
      9,300     oDATASCOPE CORP .............................                247
     12,500      DENTSPLY INTERNATIONAL, INC ................                313
      3,300     oDEPUY, INC .................................                 93
      5,100      DIAGNOSTIC PRODUCTS CORP ...................                147
      9,000     oDIONEX CORP ................................                237
      4,900     oDYNATECH CORP ..............................                 15
     92,419      EASTMAN KODAK CO ...........................              6,752
     21,300      EG & G, INC ................................                639
      6,283      FRESENIUS MEDICAL CARE AG. ADR .............                130
     12,800     oGENRAD, INC ................................                253
     41,442      GUIDANT CORP ...............................              2,955
      9,000     oHAEMONETICS CORP ...........................                144
     35,200      HONEYWELL, INC .............................              2,941
     10,400     oINPUT/OUTPUT, INC ..........................                185

                       See notes to financial statements.

                                                                        VALUE
     SHARES                                                             (000)
     ------                                                             -----
                INSTRUMENTS AND RELATED
                 PRODUCTS--(CONTINUED)
      8,800      INVACARE CORP ..............................          $     226
      3,200     oISOLYSER CO, INC ...........................                  9
     22,000      JOHNSON CONTROLS, INC ......................              1,258
     22,400     oKLA-TENCOR CORP ............................                620
     24,500     oLTX CORP ...................................                120
     19,800      MALLINCKRODT, INC ..........................                588
    132,682      MEDTRONIC, INC .............................              8,458
      7,700      MENTOR CORP ................................                187
     16,100      MILLIPORE CORP .............................                439
     10,800     oORBITAL SCIENCES CORP ......................                404
     12,700      PERKIN-ELMER CORP ..........................                790
      2,200     oPHYSIO-CONTROL INTERNATIONAL CORP ..........                 58
     10,100      POLAROID CORP ..............................                359
     26,588      RAYTHEON CO (CLASS A) ......................              1,532
     49,200      RAYTHEON CO (CLASS B) ......................              2,909
      8,100     oRESPIRONICS, INC ...........................                126
      9,800     oSEPRACOR, INC ..............................                407
      5,600     oSOFAMOR DANEK GROUP, INC ...................                485
      7,333     oSONOSIGHT, INC .............................                 54
     20,612     oST. JUDE MEDICAL, INC ......................                759
      8,710     oSTERIS CORP ................................                554
     19,100     oSTRYKER CORP ...............................                733
     18,950     oSUMMIT TECHNOLOGY, INC .....................                103
     12,700     oSUNRISE MEDICAL, INC .......................                191
     24,500     oSYBRON INTERNATIONAL CORP ..................                619
      4,800     oSYNETIC, INC ...............................                274
     14,750      TEKTRONIX, INC .............................                522
     22,700     oTERADYNE, INC ..............................                607
      5,400     oTHERAGENICS CORP ...........................                141
      7,500     oTHERMEDICS, INC ............................                 93
      5,800     oTHERMO CARDIOSYSTEMS, INC ..................                132
      3,968     oTHERMO INSTRUMENT SYSTEMS, INC .............                104
      2,300     oTHERMO OPTEK CORP ..........................                 34
     11,422     oTHERMO VISION CORP .........................                 80
      4,100     oTHERMOQUEST CORP ...........................                 61
      2,600     oTHERMOTREX CORP ............................                 45
      9,400     oTRIMBLE NAVIGATION LTD .....................                152
     20,400      U.S. SURGICAL CORP .........................                931
      8,800     oUNIPHASE CORP ..............................                552
      7,500      VARIAN ASSOCIATES, INC .....................                293
        100     oVEECO INSTRUMENTS, INC .....................                  2
      7,000     oVIVUS, INC .................................                 42
      8,800     oWATERS CORP ................................                519
     15,600      X RITE, INC ................................                214
     93,500      XEROX CORP .................................              9,502
                                                                       ---------
                                                                          65,463
                                                                       ---------
                INSURANCE AGENTS, BROKERS AND
                 SERVICE--0.30%
     15,456      ALLMERICA FINANCIAL CORP ...................              1,005
     40,751      AON CORP ...................................              2,863
      9,350      BERKLEY (W.R.) CORP ........................                375
        572     oBLANCH (E.W.) HOLDINGS, INC ................                 21
      1,200      CRAWFORD & CO (CLASS B) ....................                 23
      4,600      GALLAGHER (ARTHUR J.) & CO .................                206
     72,103      MARSH & MCLENNAN COS, INC ..................              4,358
                                                                       ---------
                                                                           8,851
                                                                       ---------
                INSURANCE CARRIERS--4.61%
     12,600      20TH CENTURY INDUSTRIES ....................                361
      2,283     oACCEPTANCE INSURANCE COS, INC ..............                 56
     14,126      AEGON NV ARS ...............................              1,222
     39,294      AETNA, INC .................................              2,991
     74,940      AFLAC, INC .................................              2,272
        800     oALFA CORP ..................................                 17
      1,300     oALLEGHANY CORP (DELAWARE) ..................                303
     12,150      ALLIED GROUP, INC ..........................                569
    109,061      ALLSTATE CORP ..............................              9,986
      4,100     oAMERICAN ANNUITY GROUP, INC ................                 99
     12,600      AMERICAN BANKERS INSURANCE
                  GROUP, INC ................................                758
      7,800      AMERICAN FINANCIAL GROUP, INC ..............                338
      1,738     oAMERICAN HERITAGE LIFE INVESTMENT
                  CORP ......................................                 40
    169,710      AMERICAN INTERNATIONAL GROUP, INC ..........             24,778
      1,100      AMERICAN NATIONAL INSURANCE CO .............                116
     10,100     oAMERIN CORP ................................                295
      3,800      AMERUS LIFE HOLDINGS, INC (CLASS A) ........                123
      6,400      ARGONAUT GROUP, INC ........................                202
      3,000      CAPITAL RE CORP ............................                215
      5,300     oCENTURY BUSINESS SERVICES, INC .............                106
      1,277     oCHARTWELL RE CORP ..........................                 38
      3,900     oCHICAGO TITLE CORP .........................                180
     48,300      CHUBB CORP .................................              3,882
     61,837      CIGNA CORP .................................              4,267
     45,309      CINCINNATI FINANCIAL CORP ..................              1,739
      4,500      CITIZENS CORP ..............................                141
      6,900      CMAC INVESTMENT CORP .......................                424
      9,000     oCNA FINANCIAL CORP .........................                419
      5,018     oCNA SURETY CORP ............................                 74
      7,900      COMMERCE GROUP, INC ........................                306
     51,875      CONSECO, INC ...............................              2,425
      7,956     oDELPHI FINANCIAL GROUP, INC ................                448
     11,000      ENHANCE FINANCIAL SERVICES
                  GROUP, INC ................................                371
     23,000      EQUITABLE COS, INC .........................              1,724
     16,300      ERIE INDEMNITY CO (CLASS A) ................                471
      3,800      EXECUTIVE RISK, INC ........................                280
      9,400      FBL FINANCIAL GROUP, INC (CLASS A) .........                241
      5,900      FIDELITY NATIONAL FINANCIAL, INC ...........                235
     10,200      FINANCIAL SECURITY ASSURANCE
                  HOLDINGS LTD ..............................                599
      3,800      FIRST AMERICAN FINANCIAL CORP ..............                342
      5,300      FOREMOST CORP OF AMERICA ...................                128
     29,170     oFOUNDATION HEALTH SYSTEMS (CLASS A) ........                769
      5,400     oFPA MEDICAL MANAGEMENT, INC ................                  6
      6,800      FREMONT GENERAL CORP .......................                368
      9,570      FRONTIER INSURANCE GROUP, INC ..............                216
     22,289      GENERAL REINSURANCE CORP ...................              5,650
      4,700      HARLEYSVILLE GROUP, INC ....................                 98
     30,500      HARTFORD FINANCIAL SERVICES
                  GROUP, INC ................................              3,488
     10,900      HARTFORD LIFE, INC (CLASS A) ...............                621
     10,700      HCC INSURANCE HOLDINGS, INC ................                235
      9,150     oHIGHLANDS INSURANCE GROUP, INC .............                169
     14,600      HORACE MANN EDUCATORS CORP .................                504
      8,550      HSB GROUP, INC .............................                457
     27,275      JEFFERSON-PILOT CORP .......................              1,580
     10,300      JOHN ALDEN FINANCIAL CORP ..................                227
      4,300      LIBERTY CORP ...............................                216
      4,800      LIBERTY FINANCIAL COS, INC .................                166
      4,100     +LIFE RE CORP ...............................                340
     26,100      LINCOLN NATIONAL CORP ......................              2,385
     19,366      LOEWS CORP .................................              1,687
        900     oMARKEL CORP ................................                160
     27,194      MBIA, INC ..................................              2,036
      1,300     oMEDICAL ASSURANCE, INC .....................                 36
      6,800      MERCURY GENERAL CORP .......................                438
     31,700      MGIC INVESTMENT CORP .......................              1,809

                       See notes to financial statements.

                                                                         VALUE
     SHARES                                                              (000)
     ------                                                              -----
                INSURANCE CARRIERS--(CONTINUED)
      8,700      NAC RE CORP ................................          $     464
      7,300      NATIONWIDE FINANCIAL SERVICES, INC
                  (CLASS A) .................................                372
      7,200      OHIO CASUALTY CORP .........................                319
     35,925      OLD REPUBLIC INTERNATIONAL CORP ............              1,053
      8,800      ORION CAPITAL CORP .........................                492
     18,800     oOXFORD HEALTH PLANS, INC ...................                288
        824     oPACIFICARE HEALTH SYSTEMS, INC
                  (CLASS A) .................................                 70
     10,179     oPACIFICARE HEALTH SYSTEMS, INC
                  (CLASS B) .................................                900
     10,300      PENNCORP FINANCIAL GROUP, INC ..............                211
      8,300     oPHYMATRIX CORP .............................                 73
      5,400      PMI GROUP, INC .............................                396
     12,800      PRESIDENTIAL LIFE CORP .....................                274
     14,400      PROGRESSIVE CORP ...........................              2,030
     16,200      PROTECTIVE LIFE CORP .......................                594
     16,008      PROVIDENT COS, INC .........................                552
     23,100      PROVIDIAN FINANCIAL CORP ...................              1,815
      8,800      REINSURANCE GROUP OF AMERICA, INC ..........                520
     14,000      RELIANCE GROUP HOLDINGS, INC ...............                245
     22,277      RELIASTAR FINANCIAL CORP ...................              1,069
     37,500      SAFECO CORP ................................              1,702
      9,200      SELECTIVE INSURANCE GROUP, INC .............                206
     66,681      ST. PAUL COS, INC ..........................              2,805
     47,700      SUNAMERICA, INC ............................              2,740
     12,900      TIG HOLDINGS, INC ..........................                297
     38,700      TORCHMARK CORP .............................              1,771
     15,700      TRANSAMERICA CORP ..........................              1,807
      4,650      TRANSATLANTIC HOLDINGS, INC ................                360
    331,144      TRAVELERS GROUP, INC .......................             20,076
     15,200      TRAVELERS PROPERTY CASUALTY CORP ...........                652
      1,300     oTRIAD GUARANTY, INC ........................                 44
     12,400     oTRIGON HEALTHCARE, INC .....................                449
     10,300     oUICI .......................................                281
      5,500      UNITED WISCONSIN SERVICES, INC .............                156
      7,700      UNITRIN, INC ...............................                535
     38,600      UNUM CORP ..................................              2,142
      5,400      VESTA INSURANCE GROUP, INC .................                115
      3,234     oWELLPOINT HEALTH NETWORKS, INC .............                239
                                                                       ---------
                                                                         135,356
                                                                       ---------
                LEATHER AND LEATHER PRODUCTS--0.06%
      6,000      BROWN GROUP, INC ...........................                119
      9,969     oFOOTSTAR, INC ..............................                479
     19,000      JUSTIN INDUSTRIES, INC .....................                306
      8,400     oNINE WEST GROUP, INC .......................                225
      2,135     oSAMSONITE CORP .............................                 23
     10,500      STRIDE RITE CORP ...........................                158
      1,000     oTIMBERLAND CO ..............................                 72
     17,362      WOLVERINE WORLD WIDE, INC ..................                377
                                                                       ---------
                                                                           1,759
                                                                       ---------
                LEGAL SERVICES--0.01%
     12,900     oPREPAID LEGAL SERVICES, INC ................                407
                                                                       ---------
                LOCAL AND INTERURBAN PASSENGER
                 TRANSIT--0.02%
      1,000     oRURAL/METRO CORP ...........................                 13
     24,500      VIAD CORP ..................................                680
                                                                       ---------
                                                                             693
                                                                       ---------
                LUMBER AND WOOD PRODUCTS--0.27%
     12,100     oCHAMPION ENTERPRISES, INC ..................                355
     20,216      CLAYTON HOMES, INC .........................                384
     15,857      DELTIC TIMBER CORP .........................                397
     23,900      GEORGIA-PACIFIC CORP (PACKAGING GROUP) .....              1,409
     25,900      GEORGIA-PACIFIC CORP (TIMBER GROUP) ........                597
     24,800      LOUISIANA PACIFIC CORP .....................                453
      7,000     oPALM HARBOR HOMES, INC .....................                298
      8,400      RAYONIER, INC ..............................                386
      6,400      TJ INTERNATIONAL, INC ......................                193
      1,300     oTRIANGLE PACIFIC CORP ......................                 72
        200      UNIVERSAL FOREST PRODUCTS, INC .............                  3
     55,300      WEYERHAEUSER CO ............................              2,554
     28,700      WILLAMETTE INDUSTRIES, INC .................                918
                                                                       ---------
                                                                           8,019
                                                                       ---------
                METAL MINING--0.16%
     50,614      BATTLE MOUNTAIN GOLD CO ....................                301
      7,800      CLEVELAND CLIFFS, INC ......................                418
      4,500     oCOEUR DALENE MINES CORP ....................                 30
     38,400      CYPRUS AMAX MINERALS CO ....................                509
     17,692      FREEPORT-MCMORAN COPPER &
                  GOLD, INC (CLASS A) .......................                252
     24,333      FREEPORT-MCMORAN COPPER &
                  GOLD, INC (CLASS B) .......................                370
     10,391     oGETCHELL GOLD CORP .........................                160
     21,400     oHECLA MINING CO ............................                114
     48,900      HOMESTAKE MINING CO ........................                507
     14,887     oKINROSS GOLD CORP ..........................                 48
      3,800      NEWMONT GOLD CO ............................                 94
     39,135      NEWMONT MINING CORP ........................                925
     12,800      PHELPS DODGE CORP ..........................                732
      7,300     oSTILLWATER MINING CO .......................                198
      9,000     oSUNSHINE MINING & REFINING CO ..............                  8
                                                                       ---------
                                                                           4,666
                                                                       ---------
                MISCELLANEOUS MANUFACTURING
                 INDUSTRIES--0.73%
      9,300      ARMSTRONG WORLD INDUSTRIES, INC ............                627
     10,000     oBLYTH INDUSTRIES, INC ......................                333
      6,600      BRADY (W.H.) CO (CLASS A) ..................                184
     20,294      CALLAWAY GOLF CO ...........................                400
      2,600     oCML GROUP, INC .............................                  5
      3,900     oESS TECHNOLOGY .............................                 18
      2,800     oGALOOB TOYS, INC ...........................                 28
     29,900      HASBRO, INC ................................              1,175
      8,200     oHEXCEL CORP ................................                186
     25,900      INTERNATIONAL GAME TECHNOLOGY CO ...........                628
      8,400      JOSTENS, INC ...............................                201
      5,500      K2, INC ....................................                 97
      1,071     oLYDALL, INC ................................                 16
     83,156      MATTEL, INC ................................              3,519
    118,100      MINNESOTA MINING &
                  MANUFACTURING CO ..........................              9,706
      2,600      NACCO INDUSTRIES, INC (CLASS A) ............                336
      3,500     oNU KOTE HOLDING, INC (CLASS A) .............                  1
      7,000      TIFFANY & CO ...............................                336
     58,790      TYCO INTERNATIONAL LTD .....................              3,704
      8,900     oWMS INDUSTRIES, INC ........................                 37
                                                                       ---------
                                                                          21,537
                                                                       ---------
                MISCELLANEOUS RETAIL--1.05%
      5,400     oAMAZON. COM, INC ...........................                539
     12,600     oBARNES & NOBLE, INC ........................                472
     19,767     oBORDERS GROUP, INC .........................                731
      2,800     oBRYLANE, INC ...............................                129
      3,769     oCASH AMERICA INTERNATIONAL, INC ............                 57
      1,750     oCDW COMPUTER CENTERS, INC ..................                 88

                       See notes to financial statements.

                                                                        VALUE
     SHARES                                                             (000)
     ------                                                             -----

                MISCELLANEOUS RETAIL--(CONTINUED)
    108,214      CVS CORP ...................................          $   4,214
      4,500      ENESCO GROUP, INC ..........................                138
     14,400      FINGERHUT COS, INC .........................                475
      1,000     oGARDEN RIDGE CORP ..........................                 19
      2,900     oGLOBAL DIRECTMAIL CORP .....................                 37
        800     oJUMBOSPORTS, INC ...........................                  1
      4,800     oLANDS END, INC .............................                152
     11,400      LONGS DRUG STORES CORP .....................                329
     10,100     oMICHAELS STORES, INC .......................                356
      6,600     oMICRO WAREHOUSE, INC .......................                102
     13,200     oMSC INDUSTRIAL DIRECT CO (CLASS A) .........                376
     42,950     oOFFICE DEPOT, INC ..........................              1,356
     29,900     oOFFICEMAX, INC .............................                493
      6,900     oPETCO ANIMAL SUPPLIES, INC .................                138
     29,100     oPETSMART, INC ..............................                291
     70,966      RITE AID CORP ..............................              2,666
    102,600      SEARS ROEBUCK & CO .........................              6,265
     32,100     oSERVICE MERCHANDISE, INC ...................                 50
      9,600     oSPIEGEL, INC (CLASS A) .....................                 69
     70,175     oSTAPLES, INC ...............................              2,031
     14,700     oSUNGLASS HUT INTERNATIONAL, INC ............                163
      9,050     oTHE SPORTS AUTHORITY, INC ..................                135
     79,201     oTOYS R US, INC .............................              1,866
     23,400     oVIKING OFFICE PRODUCTS, INC ................                734
      2,066     oVITALINK PHARMACY SERVICES, INC ............                 46
    141,100      WALGREEN CO ................................              5,829
     14,600     oZALE CORP ..................................                464
                                                                       ---------
                                                                          30,811
                                                                       ---------
                MOTION PICTURES--0.73%
      2,900     oAMERICAN MEDIA, INC (CLASS A) ..............                 19
      1,584     oCARMIKE CINEMAS, INC (CLASS A) .............                 43
      1,500     oCNET, INC ..................................                102
    195,126      DISNEY (WALT) CO ...........................             20,500
      5,200     oHOLLYWOOD ENTERTAINMENT CORP ...............                 71
     13,200     oKING WORLD PRODUCTIONS, INC ................                337
      8,800     oMOVIE GALLERY, INC .........................                 64
      5,600     oPIXAR, INC .................................                338
     10,000     oSPELLING ENTERTAINMENT GROUP, INC ..........                 94
                                                                       ---------
                                                                          21,568
                                                                       ---------
                NONDEPOSITORY INSTITUTIONS--2.94%
      6,100      AAMES FINANCIAL CORP .......................                 84
      5,299      ADVANTA CORP (CLASS A) .....................                116
    132,463      AMERICAN EXPRESS CO ........................             15,101
     70,732      AMERICAN GENERAL CORP ......................              5,035
      8,200     oAMERICREDIT CORP ...........................                293
     10,350     oAMRESCO, INC ...............................                301
      6,100     oARCADIA FINANCIAL LTD ......................                 46
     98,570      ASSOCIATES FIRST CAPITAL CORP ..............              7,578
     14,749      BENEFICIAL CORP ............................              2,259
      1,808      CAPITAL ONE FINANCIAL CORP .................                225
      2,500     oCITYSCAPE FINANCIAL CORP ...................                  0
      2,800     oCONTIFINANCIAL CORP ........................                 65
     29,784      COUNTRYWIDE CREDIT INDUSTRIES, INC .........              1,512
      4,800     oCREDIT ACCEPTANCE CORP .....................                 41
        700     oDORAL FINANCIAL CORP .......................                 12
    299,100      FEDERAL NATIONAL MORTGAGE
                  ASSOCIATION ...............................             18,170
     13,200      FINOVA GROUP, INC ..........................                747
    267,735      FIRST UNION CORP ...........................             15,596
      6,300     oFIRSTPLUS FINANCIAL GROUP, INC .............                227
    199,300      FREDDIE MAC ................................              9,380
        700      FUND AMERICAN ENTERPRISES
                  HOLDINGS, INC .............................                104
     37,319      GREEN TREE FINANCIAL CORP ..................              1,598
     90,956      HOUSEHOLD INTERNATIONAL, INC ...............              4,525
        900     oIMC MORTGAGE CO ............................                 10
      6,700     oIMPERIAL CREDIT INDUSTRIES, INC ............                157
     10,100     oLEUCADIA NATIONAL CORP .....................                334
     95,250     oMERCURY FINANCE CO .........................                 12
      2,800      METRIS COS, INC ............................                179
      3,379     oOMEGA WORLDWIDE, INC .......................                 26
      1,200      SIRROM CAPITAL CORP ........................                 31
     47,374      SLM HOLDING CORP ...........................              2,321
      2,000      STUDENT LOAN CORP ..........................                 94
      7,280      UNITED COS FINANCIAL CORP ..................                114
                                                                       ---------
                                                                          86,293
                                                                       ---------
                NONMETALLIC MINERALS, EXCEPT
                 FUELS--0.05%
      3,500     oAMCOL INTERNATIONAL CORP ...................                 42
      7,900      JOHNS MANVILLE CORP ........................                119
     11,368      MARTIN MARIETTA MATERIALS, INC .............                512
      1,913      POTASH CORP OF SASKATCHEWAN, INC ...........                145
      7,100      VULCAN MATERIALS CO ........................                757
                                                                       ---------
                                                                           1,575
                                                                       ---------
                OIL AND GAS EXTRACTION--4.00%
    276,751      AMOCO CORP .................................             11,520
     15,158      ANADARKO PETROLEUM CORP ....................              1,018
     22,957      APACHE CORP ................................                723
      4,400     oATWOOD OCEANICS, INC .......................                175
     13,700     oBARNETT RESOURCES CORP .....................                513
      2,300      BELCO OIL & GAS CORP .......................                 20
     11,400     oBENTON OIL & GAS CO ........................                121
      1,371      BERRY PETROLEUM CO (CLASS A) ...............                 18
     18,568     oBJ SERVICES CO .............................                540
        160     oBJ SERVICES CO WTS 04/13/00 ................                  5
      6,900     oBROWN (TOM), INC ...........................                130
     47,783      BURLINGTON RESOURCES, INC ..................              2,058
     12,700      CABOT OIL & GAS CORP (CLASS A) .............                254
     11,000      CHESAPEAKE ENERGY CORP .....................                 44
      4,900     oCLIFFS DRILLING CO .........................                161
     21,450      COLUMBIA ENERGY GROUP ......................              1,193
     26,500      CONSOLIDATED NATURAL GAS CO ................              1,560
     14,850      CROSS TIMBERS OIL CO .......................                283
      6,900      DEVON ENERGY CORP ..........................                241
     18,200      DIAMOND OFFSHORE DRILLING, INC .............                728
     51,043     oEEX CORP ...................................                479
     12,900      ENRON OIL & GAS CO .........................                261
     37,650      ENSCO INTERNATIONAL, INC ...................                654
     22,615     oEVI WEATHERFORD, INC .......................                840
    707,400      EXXON CORP .................................             50,446
      6,800     oFORCENERGY GAS EXPLORATION, INC ............                121
     13,500     oFOREST OIL CORP ............................                193
     19,200     oGLOBAL INDUSTRIES LTD ......................                324
     40,300     oGLOBAL MARINE, INC .........................                753
     37,900     oGREY WOLF, INC .............................                121
     74,972      HALLIBURTON CO .............................              3,341
     36,000     oHARKEN ENERGY CORP .........................                173
     13,800      HELMERICH & PAYNE, INC .....................                307
      6,800      KCS ENERGY, INC ............................                 78
      3,600     oKELLEY OIL & GAS CORP ......................                  8
     10,300      KERR-MCGEE CORP ............................                596
      6,100     oLOUIS DREYFUS NATURAL GAS CORP .............                116
     16,900     oMARINE DRILLING CO, INC ....................                270
     20,075     oMCMORAN OIL & GAS CO .......................                 85
     16,400      MITCHELL ENERGY & DEVELOPMENT
                  CORP (CLASS A) ............................                328
    225,600      MOBIL CORP .................................             17,287
     26,200     oNABORS INDUSTRIES, INC .....................                519

                       See notes to financial statements.

                                                                        VALUE
     SHARES                                                             (000)
     ------                                                             -----

                OIL AND GAS EXTRACTION--(CONTINUED)
      7,300      NEW JERSEY RESOURCES CORP ..................          $     261
     11,000     oNEWFIELD EXPLORATION CO ....................                274
     20,000     oNEWPARK RESOURCES, INC .....................                223
     30,200      NGC CORP ...................................                378
     11,400      NOBLE AFFILIATES, INC ......................                433
     32,800     oNOBLE DRILLING CORP ........................                789
      6,800     oNUEVO ENERGY CO ............................                218
     95,000      OCCIDENTAL PETROLEUM CORP ..................              2,565
     23,414     +OCEAN ENERGY, INC ..........................                458
      4,500     oOCEANEERING INTERNATIONAL, INC .............                 80
     28,100     oORYX ENERGY CO .............................                622
     29,700     oPARKER DRILLING CO .........................                210
      5,600     oPATTERSON ENERGY, INC ......................                 55
     66,022      PHILLIPS PETROLEUM CO ......................              3,181
     23,300      PIONEER NATURAL RESOURCES CO ...............                556
      8,200      POGO PRODUCING CO ..........................                206
        800     oPOOL ENERGY SERVICES CO ....................                 12
     12,000     oPRIDE INTERNATIONAL, INC ...................                203
     28,600      QUESTAR CORP ...............................                561
     51,256     oR & B FALCON CORP ..........................              1,160
     20,300     oROWAN COS, INC .............................                395
      1,900     oROYAL DUTCH PETROLEUM CO
                  (N.Y. REGD) ADR ...........................                104
      4,300     oRUTHERFORD-MORAN OIL CORP ..................                 87
     34,200     oSANTA FE ENERGY RESOURCES, INC .............                368
      1,200     oSCHLUMBERGER LTD ...........................                 82
     15,192     oSEAGULL ENERGY CORP ........................                252
      3,000     oSEITEL, INC ................................                 49
      8,800      SNYDER OIL CORP ............................                175
     24,900      SOUTHWESTERN ENERGY CO .....................                229
      4,950     oSWIFT ENERGY CO ............................                 79
     28,000      TRANSOCEAN OFFSHORE, INC ...................              1,246
      6,600     oTRANSTEXAS GAS CORP ........................                 59
      2,700     oTRITON ENERGY LTD ..........................                 96
     20,300     oTUBOSCOPE, INC .............................                401
     68,392      UNION PACIFIC RESOURCES GROUP, INC .........              1,201
      3,700      VASTAR RESOURCES, INC ......................                162
      6,000     oVERITAS DGC, INC ...........................                300
     10,200      VINTAGE PETROLEUM, INC .....................                193
     11,100     oWESTERN ATLAS, INC .........................                942
                                                                       ---------
                                                                         117,470
                                                                       ---------
                PAPER AND ALLIED PRODUCTS--0.93%
      8,166     oAMERICAN PAD & PAPER CO ....................                 37
     28,495      AVERY DENNISON CORP ........................              1,532
     14,613      BEMIS, INC .................................                597
     12,800      BOISE CASCADE CORP .........................                419
     10,169      BOWATER, INC ...............................                480
     12,000     oBUCKEYE TECHNOLOGIES, INC ..................                283
      7,300      CARAUSTAR INDUSTRIES, INC ..................                211
     24,300      CHAMPION INTERNATIONAL CORP ................              1,195
      8,100      CHESAPEAKE CORP ............................                315
     12,600      CONSOLIDATED PAPERS, INC ...................                343
     12,170     oCROWN VANTAGE, INC .........................                128
     11,400      FIRST BRANDS CORP ..........................                292
     41,575      FORT JAMES CORP ............................              1,850
     16,200     oGAYLORD CONTAINER CO .......................                125
      9,100      GLATFELTER (P.H.) CO .......................                144
     86,638      INTERNATIONAL PAPER CO .....................              3,725
      5,300     oJEFFERSON SMURFIT CORP .....................                 83
    160,905      KIMBERLY-CLARK CORP ........................              7,382
     14,100      LONGVIEW FIBRE CO ..........................                201
     21,000     oMAIL-WELL, INC .............................                455
     26,744      MEAD CORP ..................................                849
     12,200     oPLAYTEX PRODUCTS, INC ......................                194
      7,000      POTLATCH CORP ..............................                294
      6,500     oROCK-TENN CO (CLASS A) .....................                 82
      5,760      SCHWEITZER-MAUDUIT
                  INTERNATIONAL, INC ........................                167
     20,550     oSHOREWOOD PACKAGING CORP ...................                326
     27,023      SONOCO PRODUCTS CO .........................                817
      5,400      ST. JOE CORP ...............................                148
     27,300     oSTONE CONTAINER CORP .......................                427
     13,595      TEMPLE-INLAND, INC .........................                732
     44,930      TENNECO, INC ...............................              1,710
     16,300      UNION CAMP CORP ............................                809
     13,825      WAUSAU-MOSINEE PAPER CORP ..................                316
     19,450      WESTVACO CORP ..............................                549
      2,400     oZOLTEK COS, INC ............................                 48
                                                                       ---------
                                                                          27,265
                                                                       ---------
                PERSONAL SERVICES--0.24%
     27,821      BLOCK (H&R), INC ...........................              1,172
     17,100      CINTAS CORP ................................                872
      1,028     oCPI CORP ...................................                 24
      6,400     oEQUITY CORP INTERNATIONAL ..................                154
      6,900      G & K SERVICES, INC (CLASS A) ..............                301
     11,700      NATIONAL SERVICE INDUSTRIES, INC ...........                595
      3,500      REGIS CORP .................................                103
     71,714      SERVICE CORP INTERNATIONAL .................              3,075
     25,000      STEWART ENTERPRISES, INC (CLASS A) .........                666
      3,200     oTHERMOLASE CORP ............................                 23
                                                                       ---------
                                                                           6,985
                                                                       ---------
                PETROLEUM AND COAL PRODUCTS--1.41%
     23,200      AMERADA HESS CORP ..........................              1,260
     16,272      ASHLAND, INC ...............................                840
     91,569      ATLANTIC RICHFIELD CO ......................              7,154
    187,664      CHEVRON CORP ...............................             15,588
      2,000      FINA, INC (CLASS A) ........................                130
      1,100     oHOLLY CORP .................................                 28
      9,400      LYONDELL PETROCHEMICAL CO ..................                286
     11,000      MURPHY OIL CORP ............................                558
      9,700      PENNZOIL CO ................................                491
     12,000      QUAKER STATE OIL REFINING CORP .............                197
     19,100      SUN CO, INC ................................                741
    154,006      TEXACO, INC ................................              9,192
     42,447      TOSCO CORP .................................              1,247
     28,194      ULTRAMAR DIAMOND SHAMROCK CORP .............                890
     67,602      UNOCAL CORP ................................              2,417
      7,700      VALERO ENERGY CORP .........................                256
        200      WD-40 CO ...................................                  5
                                                                       ---------
                                                                          41,280
                                                                       ---------
                PRIMARY METAL INDUSTRIES--0.59%
        600     oAFC CABLE SYSTEMS, INC .....................                 21
     14,000      AK STEEL HOLDINGS CORP .....................                250
     30,420      ALLEGHENY TELEDYNE, INC ....................                696
      1,239     oALPINE GROUP, INC ..........................                 26
      5,480     oALUMAX, INC ................................                254
     43,725      ALUMINUM CO OF AMERICA .....................              2,883
     20,121     oARMCO, INC .................................                128
     20,100      ASARCO, INC ................................                447
     14,800      BELDEN, INC ................................                453
     43,786     oBETHLEHEM STEEL CORP .......................                545
      9,200      BIRMINGHAM STEEL CORP ......................                114
     12,700      BRUSH WELLMAN, INC .........................                261
      6,300     oCABLE DESIGN TECHNOLOGIES CO ...............                130
      4,800      CARPENTER TECHNOLOGY CORP ..................                241

                       See notes to financial statements.

                                                                        VALUE
     SHARES                                                             (000)
     ------                                                             -----
                PRIMARY METAL INDUSTRIES--(CONTINUED)
      1,700      CENTURY ALUMINUM CO ........................          $      25
      1,504     oCHASE INDUSTRIES, INC ......................                 30
      7,733     oCOMMSCOPE, INC .............................                125
     25,700      ENGELHARD CORP .............................                520
      4,700     oESSEX INTERNATIONAL, INC ...................                111
     12,750      GENERAL CABLE CORP .........................                368
     24,300      INLAND STEEL INDUSTRIES, INC ...............                685
      9,200      J & L SPECIALTY STEEL, INC .................                 55
     13,500     oKAISER ALUMINUM CORP .......................                129
      7,500     oLONE STAR TECHNOLOGIES, INC ................                114
     43,900      LTV CORP ...................................                420
     17,000     oMUELLER INDUSTRIES, INC ....................                631
     22,700      NUCOR CORP .................................              1,044
      8,800      OREGON STEEL MILLS, INC ....................                164
      8,100      PRECISION CAST PARTS CORP ..................                432
     17,800      REYNOLDS METALS CO .........................                996
      2,400     oRMI TITANIUM CO ............................                 55
     12,600      ROUGE INDUSTRIES, INC (CLASS A) ............                161
     10,900      STANDEX INTERNATIONAL CORP .................                323
     14,100     oSTEEL DYNAMICS, INC ........................                196
      5,700      TEXAS INDUSTRIES, INC ......................                302
      5,900      TITANIUM METALS CORP .......................                130
     81,400      USX-MARATHON GROUP, INC ....................              2,793
     18,400      USX-US STEEL GROUP, INC ....................                607
      4,600     oWOLVERINE TUBE, INC ........................                175
     22,740      WORTHINGTON INDUSTRIES, INC ................                343
                                                                       ---------
                                                                          17,383
                                                                       ---------
                PRINTING AND PUBLISHING--1.28%
     17,900      AMERICAN GREETINGS CORP (CLASS A) ..........                912
     11,500     oAPPLIED GRAPHICS TECHNOLOGIES, INC .........                526
     12,500      BANTA CORP .................................                386
     19,600      BELO (A.H.) CORP SERIES A ..................                478
      2,631     oBIG FLOWER HOLDINGS, INC ...................                 79
      4,600      BOWNE & CO, INC ............................                207
      3,200      CENTRAL NEWSPAPERS, INC (CLASS A) ..........                223
      2,600     oCONSOLIDATED GRAPHICS, INC .................                153
        386     oCSS INDUSTRIES, INC ........................                 13
     20,900      DELUXE CORP ................................                748
     25,700      DONNELLEY (R.R.) & SONS CO .................              1,176
     11,900      DOW JONES & CO, INC ........................                663
     12,000     oFRANKLIN COVEY CO ..........................                231
     79,500      GANNETT CO, INC ............................              5,649
     10,000     oGIBSON GREETINGS, INC ......................                250
      8,300      HARLAND (JOHN H.) CO .......................                141
     17,600      HARTE-HANKS, INC ...........................                454
     14,400      HOLLINGER INTERNATIONAL, INC ...............                245
      7,800      HOUGHTON MIFFLIN CO ........................                248
     11,600     oJOURNAL REGISTER CO ........................                194
     20,500      KNIGHT-RIDDER, INC .........................              1,129
     11,200      LEE ENTERPRISES, INC .......................                343
      5,900    xoMARVEL ENTERTAINMENT GROUP, INC ............                  2
     26,826      MCGRAW HILL COS, INC .......................              2,188
      3,100      MEDIA GENERAL, INC (CLASS A) ...............                153
      9,800      MEREDITH CORP ..............................                460
     17,300      NEW YORK TIMES CO (CLASS A) ................              1,371
     27,387      NEWS CORP LTD ADR (LTD-VOTE) ...............                774
     33,000     oPRIMEDIA, INC ..............................                448
      1,800      PULITZER PUBLISHING CO .....................                161
     22,310      READER'S DIGEST ASSOCIATION, INC
                  (CLASS A) (NON-VOTE) ......................                605
     15,100      REYNOLDS & REYNOLDS CO (CLASS A) ...........                275
      3,300     oSCHOLASTIC CORP ............................                132
      9,700      SCRIPPS (E.W.) CO (CLASS A) ................                532
      2,900      STANDARD REGISTER, INC .....................                103
    127,967      TIME WARNER, INC ...........................             10,933
     17,800      TIMES MIRROR CO SERIES A ...................              1,119
     34,100     oTOPPS, INC .................................                105
     26,600      TRIBUNE CO .................................              1,830
      5,300     oVALASSIS COMMUNICATIONS, INC ...............                204
     10,500      WALLACE COMPUTER SERVICES, INC .............                249
      1,800      WASHINGTON POST CO (CLASS B) ...............              1,037
        300     oWILEY (JOHN) & SONS, INC (CLASS A) .........                 18
      3,270     oWORKFLOW MANAGEMENT, INC ...................                 26
      8,700     oWORLD COLOR PRESS, INC .....................                305
                                                                       ---------
                                                                          37,478
                                                                       ---------
                RAILROAD TRANSPORTATION--0.52%
     44,855      BURLINGTON NORTHERN SANTA FE CORP ..........              4,404
        158     oCANADIAN NATIONAL RAILWAY CO ...............                  8
     62,478      CSX CORP ...................................              2,843
      4,000      FLORIDA EAST COAST INDUSTRIES, INC .........                117
     29,900      KANSAS CITY SOUTHERN
                  INDUSTRIES, INC ...........................              1,484
    108,658      NORFOLK SOUTHERN CORP ......................              3,239
     62,685      UNION PACIFIC CORP .........................              2,766
     12,900     oWISCONSIN CENTRAL TRANSIT CORP .............                282
                                                                       ---------
                                                                          15,143
                                                                       ---------
                REAL ESTATE--0.07%
     13,900     oCATELLUS DEVELOPMENT CORP ..................                246
      1,597     oCB RICHARD ELLIS SERVICES GROUP, INC .......                 53
     12,346     oECHELON INTERNATIONAL CORP .................                325
      1,500     oEXCEL LEGACY CORP ..........................                  7
      9,400     oFAIRFIELD COMMUNITIES, INC .................                180
      3,300     oINSIGNIA FINANCIAL GROUP, INC ..............                 81
     10,450     oLNR PROPERTY CORP ..........................                268
     14,400      ROUSE CO ...................................                453
      1,763     oSECURITY CAPITAL GROUP, INC
                  WTS 09/18/98 ..............................                  1
      8,900      WEINGARTEN REALTY INVESTORS, INC ...........                372
                                                                       ---------
                                                                           1,986
                                                                       ---------
                RUBBER AND MISCELLANEOUS PLASTIC
                 PRODUCTS--0.78%
        500     oAEP INDUSTRIES, INC ........................                 11
      5,900      BANDAG, INC ................................                230
      8,500      CARLISLE COS, INC ..........................                366
     19,800      COOPER TIRE & RUBBER CO ....................                408
      7,700      FOAMEX INTERNATIONAL, INC ..................                134
      2,700      FURON CO ...................................                 49
      9,800      GENCORP, INC ...............................                247
     17,660      GOODRICH (B.F.) CO .........................                876
     42,794      GOODYEAR TIRE & RUBBER CO ..................              2,758
     18,600     oGRACE, W.R. & CO ...........................                317
     19,413      MARK IV INDUSTRIES, INC ....................                420
    170,400      MONSANTO CO ................................              9,521
     33,200      NIKE, INC (CLASS B) ........................              1,616
     14,600      PREMARK INTERNATIONAL, INC .................                471
     23,400      RAYCHEM CORP ...............................                692
     10,990     oREEBOK INTERNATIONAL LTD ...................                304
     39,800      RUBBERMAID, INC ............................              1,321
     11,000     oSAFESKIN CORP ..............................                452
     19,769     oSEALED AIR CORP ............................                727
     31,280      SOLUTIA, INC ...............................                897
     10,900      STANDARD PRODUCTS CO .......................                307
      2,600      TREDEGAR INDUSTRIES, INC ...................                221
     15,900      TUPPERWARE CORP ............................                447
      8,900      WEST CO, INC ...............................                252
        200      WYNNS INTERNATIONAL, INC ...................                  4
                                                                       ---------
                                                                          23,048
                                                                       ---------

                       See notes to financial statements.

                                                                         VALUE
     SHARES                                                              (000)
     ------                                                              -----

                SECURITY AND COMMODITY BROKERS--1.26%
     40,413      BEAR STEARNS COS, INC ......................          $   2,298
      3,200      DAIN RAUSCHER CORP .........................                175
      8,200      DONALDSON, LUFKIN, & JENRETTE, INC .........                417
      5,400      EATON VANCE CORP ...........................                250
     25,650      EDWARDS (A.G.), INC ........................              1,095
      2,400      EVEREN CAPITAL CORP ........................                 67
     46,400      FRANKLIN RESOURCES, INC ....................              2,506
      5,700     oHAMBRECHT & QUIST GROUP ....................                207
      4,800      JEFFERIES GROUP, INC .......................                197
     11,066      LEGG MASON, INC ............................                637
     32,820      LEHMAN BROTHERS HOLDINGS, INC ..............              2,546
      1,000      MCDONALD & CO INVESTMENTS ..................                 33
     97,600      MERRILL LYNCH & CO, INC ....................              9,004
      7,400      MORGAN KEEGAN, INC .........................                191
    129,226      MORGAN STANLEY, DEAN WITTER, & CO ..........             11,808
     29,400      PAINE WEBBER GROUP, INC ....................              1,264
     10,000      PIONEER GROUP, INC .........................                263
     25,800      PRICE (T. ROWE) ASSOCIATES, INC ............                969
     17,700      RAYMOND JAMES FINANCIAL CORP ...............                530
     51,308      SCHWAB (CHARLES) CORP ......................              1,668
      2,800      SEI INVESTMENT CO ..........................                174
     24,700      UNITED ASSET MANAGEMENT CORP ...............                644
                                                                      ----------
                                                                          36,943
                                                                      ----------
                SOCIAL SERVICES--0.01%
      3,500     oALTERNATIVE LIVING SERVICES, INC ...........                 95
      5,200     oSUNRISE ASSISTED LIVING, INC ...............                179
                                                                      ----------
                                                                             274
                                                                      ----------
                SPECIAL TRADE CONTRACTORS--0.02%
      2,000     oAMERICAN RESIDENTIAL SERVICES, INC .........                 23
      9,800      APOGEE ENTERPRISES, INC ....................                150
      7,500      GEON CO ....................................                172
        800    xoOMEGA ENVIRONMENTAL, INC ...................                  0
      7,300     oWESTELL TECHNOLOGIES, INC (CLASS A) ........                 68
                                                                      ----------
                                                                             413
                                                                      ----------
                STONE, CLAY, AND GLASS PRODUCTS--0.37%
      5,500     oACX TECHNOLOGIES, INC ......................                120
      2,600      CENTEX CONSTRUCTION PRODUCTS, INC ..........                100
     65,111      CORNING, INC ...............................              2,263
     10,100     oDAL-TILE INTERNATIONAL, INC ................                 99
      5,200     oDEPARTMENT 56, INC .........................                185
     10,602      LAFARGE CORP ...............................                417
      6,200      LIBBEY, INC ................................                238
      4,600      LONE STAR INDUSTRIES, INC ..................                354
      5,900      MEDUSA CORP ................................                370
     12,400      OWENS CORNING CO ...........................                506
     32,200     oOWENS ILLINOIS, INC ........................              1,441
     50,400      PPG INDUSTRIES, INC ........................              3,506
      8,500     oSOLA INTERNATIONAL, INC ....................                278
      4,300      SOUTHDOWN, INC .............................                307
     10,800     oUSG CORP ...................................                585
                                                                      ----------
                                                                          10,769
                                                                      ----------
                TEXTILE MILL PRODUCTS--0.14%
      5,527      ALBANY INTERNATIONAL CORP (CLASS A) ........                132
     29,800     oBURLINGTON INDUSTRIES, INC .................                419
     15,800     oCOLLINS & AIKMAN CORP ......................                118
     26,800     oCONE MILLS CORP ............................                231
     10,600      INTERFACE, INC (CLASS A) ...................                214
     15,100      RUDDICK CORP ...............................                274
     10,300      RUSSELL CORP ...............................                311
     25,900      SHAW INDUSTRIES, INC .......................                456
      6,200      SPRING INDUSTRIES, INC .....................                286
      9,000      ST. JOHN KNITS, INC ........................                348
     18,700      UNIFI, INC .................................                640
     20,200     oWESTPOINT STEVENS, INC .....................                667
                                                                      ----------
                                                                           4,096
                                                                      ----------
                TOBACCO PRODUCTS--1.05%
     47,000      FORTUNE BRANDS, INC ........................              1,807
      8,900     oGENERAL CIGAR HOLDINGS, INC (CLASS A) ......                 88
    702,600      PHILIP MORRIS COS, INC .....................             27,665
     50,500      UST, INC ...................................              1,364
                                                                      ----------
                                                                          30,924
                                                                      ----------
                TRANSPORTATION BY AIR--0.62%
      4,600     oAIRTRAN HOLDINGS, INC ......................                 35
      8,200     oALASKA AIR GROUP, INC ......................                447
     15,600     oAMERICA WEST HOLDINGS CORP (CLASS B) .......                446
     51,311     oAMR CORP ...................................              4,272
      7,300      ASA HOLDINGS, INC ..........................                362
      2,500     oATLAS AIR, INC .............................                 85
      3,047     oAVIALL, INC ................................                 42
     14,737      COMAIR HOLDINGS, INC .......................                455
     13,300     oCONTINENTAL AIRLINES, INC (CLASS B) ........                810
     20,900      DELTA AIRLINES, INC ........................              2,701
     40,700     oFDX CORP ...................................              2,554
        300     oMIDWEST EXPRESS HOLDINGS, INC ..............                 11
     19,600     oNORTHWEST AIRLINES CORP (CLASS A) ..........                756
      3,000     oOFFSHORE LOGISTICS, INC ....................                 53
      6,800      PITTSTON BAX GROUP .........................                106
        800      SKYWEST, INC ...............................                 22
     61,351      SOUTHWEST AIRLINES CO ......................              1,818
      8,900     oTRANS WORLD AIRLINES, INC ..................                 92
     23,815     oU.S. AIRWAYS GROUP, INC ....................              1,887
     15,135     oUAL CORP ...................................              1,181
                                                                      ----------
                                                                          18,135
                                                                      ----------
                TRANSPORTATION EQUIPMENT--3.35%
      3,500     oAFTERMARKET TECHNOLOGY CORP ................                 66
    144,453      ALLIED SIGNAL, INC .........................              6,410
     11,700      ARCTIC CAT, INC ............................                116
     12,500      ARVIN INDUSTRIES, INC ......................                454
     24,699      AUTOLIV, INC ...............................                781
      1,000     oAVONDALE INDUSTRIES, INC ...................                 28
      6,300     oBE AEROSPACE, INC ..........................                183
    290,135      BOEING CO ..................................             12,929
      5,900     oBREED TECHNOLOGIES, INC ....................                 90
    157,187      CHRYSLER CORP ..............................              8,861
      9,400      COACHMEN INDUSTRIES, INC ...................                246
     27,500      DANA CORP ..................................              1,471
     17,000      DANAHER CORP ...............................                624
     19,800      ECHLIN, INC ................................                971
     26,900      FEDERAL SIGNAL CORP ........................                654
     12,800      FEDERAL-MOGUL CORP .........................                864
      8,100      FLEETWOOD ENTERPRISES, INC .................                324
    325,200      FORD MOTOR CO ..............................             19,187
     28,800      GENERAL DYNAMICS CORP ......................              1,339
    195,200      GENERAL MOTORS CORP ........................             13,042
     29,000     oGENERAL MOTORS CORP (CLASS H) ..............              1,367
     27,600     oGENTEX CORP ................................                500
     20,300     oGULFSTREAM AEROSPACE CORP ..................                944
      5,115     oHALTER MARINE GROUP, INC ...................                 77
     42,100      HARLEY DAVIDSON, INC .......................              1,631
      9,260     oHAYES LEMMERZ INTERNATIONAL, INC ...........                368

                       See notes to financial statements.

                                                                         VALUE
     SHARES                                                              (000)
     ------                                                              -----
                TRANSPORTATION EQUIPMENT--
                 (CONTINUED)
     32,200      ITT INDUSTRIES, INC ........................          $   1,203
     16,400     oLEAR CORP ..................................                842
     47,576      LOCKHEED MARTIN CORP .......................              5,037
     17,333      MERITOR AUTOMOTIVE, INC ....................                416
      5,100      MODINE MANUFACTURING CO ....................                177
      2,000     oMOTIVEPOWER INDUSTRIES, INC ................                 49
     19,900     oNAVISTAR INTERNATIONAL CORP ................                575
     11,406      NEWPORT NEWS SHIPBUILDING, INC .............                305
     15,448      NORTHROP GRUMMAN CORP ......................              1,593
      7,700     oOEA, INC ...................................                123
     17,500      PACCAR, INC ................................                914
      8,600      POLARIS INDUSTRIES, INC ....................                324
     10,600      REGAL-BELOIT CORP ..........................                302
      5,900      SMITH (A.O.) CORP ..........................                305
      6,500     oSPX CORP ...................................                418
     14,500      SUNDSTRAND CORP ............................                830
      6,200      SUPERIOR INDUSTRIES
                  INTERNATIONAL, INC ........................                175
      8,600      TELEFLEX, INC ..............................                327
     37,272      TEXTRON, INC ...............................              2,672
     33,000      TRW, INC ...................................              1,803
     65,900      UNITED TECHNOLOGIES CORP ...................              6,096
      5,400      WABASH NATIONAL CORP .......................                139
      3,700     oWESTINGHOUSE AIR BRAKE CO ..................                 97
                                                                       ---------
                                                                          98,249
                                                                       ---------
                TRANSPORTATION SERVICES--0.08%
     12,950      AIR EXPRESS INTERNATIONAL CORP .............                346
     11,400      AIRBORNE FREIGHT CORP ......................                398
      4,300     oCOACH U.S.A., INC ..........................                196
      9,300      EXPEDITORS INTERNATIONAL OF
                  WASHINGTON ................................                409
      3,000     oFRITZ COS, INC .............................                 40
     14,400      GATX CORP ..................................                632
      2,000     oMESA AIR GROUP, INC ........................                 16
      2,452     oNAVIGANT INTERNATIONAL, INC ................                 21
      6,200     oSABRE GROUP HOLDINGS, INC ..................                236
                                                                       ---------
                                                                           2,294
                                                                       ---------
                TRUCKING AND WAREHOUSING--0.09%
      5,200     oAMERICAN FREIGHTWAYS CORP ..................                 52
      4,000      ARNOLD INDUSTRIES, INC .....................                 59
     11,627      CNF TRANSPORTATION, INC ....................                494
     10,950     oCONSOLIDATED FREIGHTWAYS CORP ..............                153
      3,300     oHEARTLAND EXPRESS, INC .....................                 67
      6,200      HUNT (J.B.) TRANSPORT SERVICES, INC ........                221
      2,000     oIRON MOUNTAIN, INC .........................                 90
      6,200     oM.S. CARRIERS, INC .........................                168
      2,700      ROADWAY EXPRESS, INC .......................                 51
     16,350     oSWIFT TRANSPORTATION CO, INC ...............                324
     12,300      USFREIGHTWAYS CORP .........................                404
     16,875      WERNER ENTERPRISES, INC ....................                322
     11,600     oYELLOW CORP ................................                215
                                                                       ---------
                                                                           2,620
                                                                       ---------
                WATER TRANSPORTATION--0.07%
     17,200      ALEXANDER & BALDWIN, INC ...................                501
      8,800     oKIRBY CORP .................................                222
      2,270     oMARINE TRANSPORT CORP ......................                  9
     22,700     oOMI CORP ...................................                182
      6,700      OVERSEAS SHIPHOLDING GROUP, INC ............                137
      4,900     oSEACOR SMIT, INC ...........................                300
     16,227      TIDEWATER, INC .............................                535
                                                                       ---------
                                                                           1,886
                                                                       ---------
                WHOLESALE TRADE--
                 DURABLE GOODS--0.33%
     12,450      AAR CORP ...................................                368
      3,200     oACTION PERFORMANCE COS, INC ................                103
      4,330      APPLIED INDUSTRIAL TECHNOLOGIES, INC .......                 89
     26,571     oARROW ELECTRONICS, INC .....................                578
     10,410      AVNET, INC .................................                569
      2,000     oBARNETT, INC ...............................                 41
      5,600      BRIGGS & STRATTON CORP .....................                210
     13,500     oBRIGHTPOINT, INC ...........................                196
      6,700     oCELLSTAR CORP ..............................                 87
      7,900     oCHS ELECTRONICS, INC .......................                141
     11,900      COMMERCIAL METALS CO .......................                366
     43,400      GENUINE PARTS CO ...........................              1,500
     20,700      GRAINGER (W.W.), INC .......................              1,031
      4,400     oHA-LO INDUSTRIES, INC ......................                137
      9,400     oHANDLEMAN CO ...............................                108
      7,100     oHUGHES SUPPLY, INC .........................                260
     14,800     oINGRAM MICRO, INC (CLASS A) ................                655
     10,500     oKENT ELECTRONICS CORP ......................                192
      6,200     oMARSHALL INDUSTRIES, INC ...................                169
     18,100     oMERISEL, INC ...............................                 52
     14,800     oNATIONAL-OILWELL, INC ......................                397
      5,800     oOAK TECHNOLOGY, INC ........................                 26
     11,100      OWENS & MINOR, INC .........................                111
     13,950     oPATTERSON DENTAL CO ........................                511
     13,650      PIONEER-STANDARD ELECTRONICS, INC ..........                131
     16,200     oQUALCOMM, INC ..............................                910
      2,400     oRELIANCE STEEL & ALUMINUM CO ...............                 93
      2,000     oSODAK GAMING, INC ..........................                 13
     13,500     oTBC CORP ...................................                 89
     10,500     oTECH DATA CORP .............................                450
        300     oVWR SCIENTIFIC PRODUCTS CORP ...............                  7
        260      WESCO FINANCIAL CORP .......................                102
      2,200     oWINDMERE-DURABLE HOLDINGS, INC .............                 79
                                                                       ---------
                                                                           9,771
                                                                       ---------
                WHOLESALE TRADE--
                 NONDURABLE GOODS--0.62%
      7,400     oAMERISOURCE HEALTH CORP (CLASS A) ..........                486
     13,128      BERGEN BRUNSWIG CORP (CLASS A) .............                609
      2,346      BINDLEY WESTERN INDUSTRIES, INC ............                 77
      3,016     oBOISE CASCADE OFFICE PRODUCTS CORP .........                 47
        443     oBT OFFICE PRODUCTS
                  INTERNATIONAL, INC ........................                  6
      6,120     oBURLINGTON COAT FACTORY
                  WAREHOUSE CORP ............................                138
     30,771      CARDINAL HEALTH, INC .......................              2,885
      7,639     oCENTRAL GARDEN & PET CO ....................                238
     32,790     oCORPORATE EXPRESS, INC .....................                416
     12,900      DIMON, INC .................................                145
     91,770      ENRON CORP .................................              4,961
     15,715      FLEMING COS, INC ...........................                276
      4,100      HERBALIFE INTERNATIONAL, INC (CLASS A) .....                101
      2,000      HERBALIFE INTERNATIONAL, INC (CLASS B) .....                 41
     35,500      IKON OFFICE SOLUTIONS, INC .................                517
     19,600      MCKESSON CORP ..............................              1,593
      3,600     oNCS HEALTHCARE, INC (CLASS A) ..............                103
      8,200     oREXALL SUNDOWN, INC ........................                289
     12,050      RICHFOOD HOLDINGS, INC .....................                249
      3,700      RUSS BERRIE & CO, INC ......................                 93
      7,500     oSCHEIN (HENRY), INC ........................                346
      6,100     oSUIZA FOODS CORP ...........................                364

                       See notes to financial statements.

                                                                         VALUE
     SHARES                                                              (000)
     ------                                                              -----
                WHOLESALE TRADE--
                 NONDURABLE GOODS--(CONTINUED)
     14,100      SUPERVALU, INC .............................        $       626
     94,376      SYSCO CORP .................................              2,389
     21,000      TERRA INDUSTRIES, INC ......................                189
      6,131     oU.S. OFFICE PRODUCTS CO ....................                120
        800     oUNILEVER NV--N.Y. SHARES ...................                 63
     19,050      UNISOURCE WORLDWIDE, INC ...................                206
      4,800     oUNITED STATIONERS, INC .....................                311
      9,300      UNIVERSAL CORP .............................                348
      4,600      VALHI, INC .................................                 48
                                                                     -----------
                                                                          18,280
                                                                     -----------
              TOTAL COMMON STOCK
               (COST $2,122,122) ............................          2,903,626
                                                                     -----------

  PRINCIPAL
  ---------
               SHORT TERM INVESTMENTS--1.49%
                U.S. GOVERNMENT & AGENCIES--1.49%
                 FEDERAL HOME LOAN BANK
$25,000,000        5.400, 07/01/98 ..........................             24,996
                 FEDERAL NATIONAL MORTGAGE
                  ASSOCIATION
  2,400,000        5.420, 07/16/98 ..........................              2,394
 16,550,000      * 5.320, 09/21/98 ..........................             16,345
                                                                     -----------
                                                                          43,735
                                                                     -----------

               TOTAL SHORT TERM INVESTMENTS
                (COST $43,717) ..............................        $    43,735
                                                                     -----------
              TOTAL PORTFOLIO
               (COST $2,166,382) ............................        $ 2,947,874
                                                                     ===========
------------
o  Non-income producing
X  In bankruptcy
* All or a portion of this security has been segregated by the Custodian to cover margin or other requirements on open futures contracts, covered call options written and securities purchased on a delayed delivery basis.
# Restricted securities-investment in securities not registered under the securities act of 1933 or not publicly traded on foreign markets. At June 30, 1998, the value of these securities amounted to $19,253 or 0.00% of net assets.
   Additional information on the restricted security is as follows:

                                                       ACQUISITION   ACQUISITION
SECURITY                                                    DATE        COST
--------                                               -----------   -----------
PHYSICIAN COMPUTER NETWORK, INC ...............         01/22/96       $75,341
                                                                       -------
                                                                       $75,341
                                                                       =======



                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
       STATEMENT OF INVESTMENTS--INFLATION-LINKED BOND ACCOUNT (UNAUDITED)
                                  JUNE 30, 1998

                               SUMMARY BY INDUSTRY
                                      (000)

                                                         VALUE            %
                                                         -----         -------

 GOVERNMENT BONDS
  U.S. TREASURY SECURITIES ...................         $  95,051        83.34%
                                                       ---------       ------
 TOTAL GOVERNMENT BONDS
  (COST $94,846) .............................            95,051        83.34
                                                       ---------       ------
TOTAL BONDS
 (COST $94,846) ..............................            95,051        83.34
                                                       ---------       ------
SHORT TERM INVESTMENTS
  COMMERCIAL PAPER ...........................            17,339        15.20
                                                       ---------       ------
TOTAL SHORT TERM INVESTMENTS
 (COST $17,342) ..............................            17,339        15.20
                                                       ---------       ------
TOTAL PORTFOLIO
 (COST $112,188) .............................         $ 112,390        98.54
  OTHER ASSETS AND LIABILITIES, NET ..........             1,666         1.46
                                                       ---------       ------
 NET ASSETS                                            $ 114,056       100.00%
                                                       =========       ======

           -----------------------------------------------------------


                                                                        VALUE
  PRINCIPAL                                                             (000)
  ---------                                                             -----

              GOVERNMENT BONDS--83.34%
               U.S. TREASURY SECURITIES--83.34%
                 U.S. TREASURY INFLATION INDEXED
$36,831,544        3.625%, 07/15/02 .........................       $     36,429
 41,026,164        3.375%, 01/15/07 .........................             39,731
 19,111,157        3.625%, 01/15/08 .........................             18,891
                                                                    ------------
                                                                          95,051
                                                                    ------------
               TOTAL GOVERNMENT BONDS
                (COST $94,846) ..............................             95,051
                                                                    ------------
              TOTAL BONDS
                (COST $94,846) ..............................             95,051
                                                                    ------------
              SHORT TERM INVESTMENTS--15.20%
               COMMERCIAL PAPER--15.20%
                 AIRTOUCH COMMUNICATIONS, INC
  2,000,000      ~ 5.900%, 07/06/98 .........................              1,998
                 ARIZONA PUBLIC SERVICE CO
  3,500,000        6.150%, 07/02/98 .........................              3,499
                 CONAGRA, INC
  1,800,000        5.880%, 07/06/98 .........................              1,798
                 LOCKHEED MARTIN
  3,000,000      ~ 6.500%, 07/01/98 .........................              2,999
                 NEW YORK STATE ELECTRIC & GAS CORP
  3,000,000      ~ 5.950%, 07/09/98 .........................              2,996
                 TEXAS UTILITIES CO
  4,050,000      ~ 5.870%, 07/01/98 .........................              4,049
                                                                    ------------
                                                                          17,339
                                                                    ------------
               TOTAL SHORT TERM INVESTMENTS
                (COST $17,342) ..............................             17,339
                                                                    ------------
               TOTAL PORTFOLIO
                (COST $112,188) .............................       $    112,390
                                                                    ============


----------
~ Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933, as amended.

                       See notes to financial statements.

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